VALIC Company I Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES #(1) - 100.0%
Domestic Equity Investment Companies - 54.8%

VALIC Co. I Blue Chip Growth Fund	534	$15,114
VALIC Co. I Capital Appreciation Fund	1,423,899	34,501,081
VALIC Co. I Dividend Value Fund	2,565,008	33,704,211
VALIC Co. I Large Capital Growth Fund	907,887	20,863,244
VALIC Co. I Mid Cap Index Fund	816,469	25,767,777
VALIC Co. I Mid Cap Strategic Growth Fund	1,095,449	27,167,143
VALIC Co. I Mid Cap Value Fund	1,532,568	33,885,083
VALIC Co. I Nasdaq-100 Index Fund	409,818	11,204,429
VALIC Co. I Science & Technology Fund	540,792	23,162,115
VALIC Co. I Small Cap Growth Fund	385,633	8,989,114
VALIC Co. I Small Cap Index Fund	621,101	14,639,343
VALIC Co. I Small Cap Special Values Fund	581,348	8,185,380
VALIC Co. I Small Cap Value Fund	540,032	8,273,283
VALIC Co. I Stock Index Fund	1,454,554	82,633,233
VALIC Co. I Systematic Core Fund	546,646	15,552,081
VALIC Co. I Systematic Value Fund	4,699,734	63,916,381

Total Domestic Equity Investment Companies
(cost $330,360,960)		412,459,012

Domestic Fixed Income Investment Companies - 14.0%

VALIC Co. I Core Bond Fund	5,104,631	59,009,536
VALIC Co. I Government Securities Fund	98,774	1,076,634
VALIC Co. I High Yield Bond Fund	1,953,084	15,273,113
VALIC Co. I Inflation Protected Fund	2,399,995	29,567,936

Total Domestic Fixed Income Investment Companies
(cost $100,805,691)		104,927,219

Domestic Money Market Investment Companies - 3.1%

VALIC Co. I Government Money Market I Fund(2)
(cost $23,554,143)	23,554,143	23,554,143

International Equity Investment Companies - 26.4%

VALIC Co. I Emerging Economies Fund	3,020,227	31,923,804
VALIC Co. I Global Real Estate Fund	2,825,138	24,522,197
VALIC Co. I International Equities Index Fund	6,693,889	56,831,114
VALIC Co. I International Growth Fund	773,465	15,368,759
VALIC Co. I International Opportunities Fund	1,760,275	41,806,533
VALIC Co. I International Value Fund	2,540,389	28,426,953

Total International Equity Investment Companies
(cost $165,769,107)		198,879,360

International Fixed Income Investment Companies - 1.7%

VALIC Co. I International Government Bond Fund
(cost $11,536,639)	987,122	12,378,516

TOTAL INVESTMENTS
(cost $632,026,540)	100.0%	752,198,250
Liabilities in excess of other assets	(0.0)	(122,395)

NET ASSETS	100.0%	$752,075,855

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of August 31, 2021 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31,2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$752,198,250	$—	$—	$752,198,250

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 62.3%
Aerospace/Defense - 0.5%

Northrop Grumman Corp.	2,359	$867,404

Applications Software - 5.1%

Microsoft Corp.	27,007	8,152,873

Auto-Cars/Light Trucks - 1.4%

Tesla, Inc.†	2,994	2,202,746

Banks-Commercial - 1.3%

Truist Financial Corp.	37,686	2,150,363

Banks-Super Regional - 2.6%

US Bancorp	32,043	1,838,948
Wells Fargo & Co.	49,206	2,248,714

		4,087,662

Beverages-Non-alcoholic - 1.3%

Coca-Cola Co.	36,307	2,044,447

Cable/Satellite TV - 0.4%

Charter Communications, Inc., Class A†	766	625,562

Chemicals-Diversified - 1.7%

Eastman Chemical Co.	8,845	1,000,900
PPG Industries, Inc.	10,745	1,714,365

		2,715,265

Commercial Services-Finance - 2.0%

Affirm Holdings, Inc.†	3,203	308,577
FleetCor Technologies, Inc.†	3,595	946,491
S&P Global, Inc.	4,240	1,881,797

		3,136,865

Computer Services - 0.9%

Leidos Holdings, Inc.	14,932	1,464,979

Computers - 3.7%

Apple, Inc.	38,934	5,911,349

Diversified Banking Institutions - 1.2%

Morgan Stanley	18,223	1,903,028

Diversified Manufacturing Operations - 1.9%

Eaton Corp. PLC	18,452	3,106,579

E-Commerce/Products - 3.3%

Amazon.com, Inc.†	1,516	5,261,718

Electric-Integrated - 2.6%

NextEra Energy, Inc.	30,642	2,573,622
Xcel Energy, Inc.	23,496	1,615,350

		4,188,972

Electronic Components-Semiconductors - 0.6%

Advanced Micro Devices, Inc.†	8,698	963,043

Enterprise Software/Service - 0.4%

Ceridian HCM Holding, Inc.†	5,670	637,024

Finance-Credit Card - 2.4%

Mastercard, Inc., Class A	11,166	3,866,004

Hotels/Motels - 1.1%

Marriott International, Inc., Class A†	13,188	1,782,226

Insurance-Property/Casualty - 0.5%

Progressive Corp.	7,612	733,340

Internet Application Software - 0.3%

Shopify, Inc., Class A†	287	437,612

Internet Content-Entertainment - 0.8%

Facebook, Inc., Class A†	3,532	1,339,970

Investment Management/Advisor Services - 0.8%

Ameriprise Financial, Inc.	4,883	1,332,620

Machinery-Farming - 1.0%

Deere & Co.	4,060	1,534,802

Medical Instruments - 1.5%

Boston Scientific Corp.†	30,801	1,390,665
Intuitive Surgical, Inc.†	893	940,829

		2,331,494

Medical-Biomedical/Gene - 1.4%

Biogen, Inc.†	2,987	1,012,324
Regeneron Pharmaceuticals, Inc.†	1,761	1,185,858

		2,198,182

Medical-Drugs - 3.8%

AbbVie, Inc.	23,493	2,837,484
Bristol-Myers Squibb Co.	27,985	1,871,077
Eli Lilly & Co.	5,371	1,387,276

		6,095,837

Medical-HMO - 0.4%

Centene Corp.†	9,739	613,362

Oil Companies-Exploration & Production - 0.2%

Pioneer Natural Resources Co.	1,797	268,957

Pharmacy Services - 0.7%

Cigna Corp.	5,092	1,077,722

Real Estate Investment Trusts - 1.9%

Prologis, Inc.	22,563	3,038,334

Retail-Apparel/Shoe - 0.4%

Ross Stores, Inc.	5,003	592,355

Retail-Auto Parts - 0.7%

O’Reilly Automotive, Inc.†	1,778	1,056,274

Retail-Building Products - 1.1%

Lowe’s Cos., Inc.	8,570	1,747,337

Retail-Restaurants - 1.7%

McDonald’s Corp.	7,264	1,724,909
Yum! Brands, Inc.	7,492	981,677

		2,706,586

Semiconductor Components-Integrated Circuits - 2.8%

Analog Devices, Inc.	17,794	2,899,532
NXP Semiconductors NV	7,558	1,625,953

		4,525,485

Semiconductor Equipment - 0.8%

ASML Holding NV	1,603	1,335,363

Tools-Hand Held - 0.3%

Stanley Black & Decker, Inc.	2,834	547,727

Transport-Rail - 1.9%

Norfolk Southern Corp.	11,791	2,989,490

Web Portals/ISP - 4.9%

Alphabet, Inc., Class A†	2,677	7,747,104

Total Common Stocks
(cost $83,993,398)		99,318,062

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.0%
Diversified Banking Institutions - 0.0%

Citigroup, Inc. 3.88% due 02/18/2026(1)	7,000	7,201

Finance-Credit Card — 0.0%

Capital One Financial Corp. Series M 3.95% due 09/01/2026(1)	8,000	8,290

Total Preferred Securities/Capital Securities
(cost $15,000)		15,491

ASSET BACKED SECURITIES — 7.3%
Diversified Financial Services — 7.3%

ACC Auto Trust Series 2021-A, Class A 1.08% due 04/15/2027*	95,242	95,352
ACC Auto Trust Series 2021-A, Class B 1.79% due 07/15/2027*	105,000	105,313
ACC Trust Series 2021-1, Class B 1.43% due 07/22/2024*	100,000	99,977
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class A 0.92% (1 ML+0.83%) due 12/18/2037*(2)(3)	175,000	174,573
ACRE Commercial Mtg., Ltd. FRS Series 2021-FL4, Class AS 1.19% (1 ML+1.10%) due 12/18/2037*(2)(3)	110,000	109,729
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% due 08/15/2025*	145,000	145,288
Ajax Mtg. Loan Trust Series 2021-B, Class A 2.24% due 06/25/2066*(4)	138,287	138,119
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.94% due 08/15/2046*	95,000	95,510
American Credit Acceptance Receivables Trust Series 2021-1, Class A 0.35% due 05/13/2024*	97,405	97,439
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	45,000	45,024
Bayview Finance LLC CMO Series 2021-3F 1.84% due 07/12/2033(5)	138,836	138,836
Bayview Opportunity Master Fund IVb Trust 1.60% due 01/10/2031(5)	24,338	24,338
BPR Trust FRS Series 2021-KEN, Class A 1.35% (1 ML+1.25%) due 02/15/2029*(2)	145,000	145,000
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	113,902	114,679
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	148,180	149,947
BVRT Financing Trust Series 2021-2F, Class M1 1.57% due 01/10/2032(5)	15,141	15,141
BVRT Financing Trust FRS Series 2021-CRT2 1.85% due 11/10/2032(5)	25,725	25,725
Cascade MH Asset Trust Series 2021-MH1, Class A1 1.75% due 02/25/2046*(6)	167,260	168,276
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	99,414	101,302
CFMT LLC VRS Series 2021-HB5, Class A 0.80% due 02/25/2031*(6)(7)	169,512	169,539
CPS Auto Receivables Trust Series 2021-A, Class A 0.35% due 01/16/2024*	75,827	75,838
CPS Auto Receivables Trust Series 2021-A, Class B 0.61% due 02/18/2025*	105,000	105,185
CPS Auto Receivables Trust Series 2021-A, Class C 0.83% due 09/15/2026*	300,000	300,355
CPS Auto Receivables Trust Series 2021-B, Class C 1.23% due 03/15/2027*	100,000	100,381
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	250,000	251,120
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A 1.35% due 02/16/2027*	48,158	48,180
Crossroads Asset Trust Series 2021-A, Class A1 0.37% due 12/20/2021*	17,544	17,546
Crossroads Asset Trust Series 2021-A, Class A2 0.82% due 03/20/2024*	100,000	100,121
Crossroads Asset Trust Series 2021-A, Class B 1.12% due 06/20/2025*	205,000	205,275
CSMC Trust VRS Series 2021-RPL1, Class A1 1.67% due 09/27/2060*(6)(7)	165,897	166,591
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	175,000	175,667
Diamond Resorts Owner Trust Series 2021-1A, Class A 1.51% due 11/21/2033*	171,636	172,612
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	7,249	7,264
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	50,000	50,066

DT Auto Owner Trust Series 2019-4A, Class D 2.85% due 07/15/2025*	85,000	87,794
Exeter Automobile Receivables Trust Series 2021-1A, Class A3 0.34% due 03/15/2024	60,000	60,006
Exeter Automobile Receivables Trust Series 2021-1A, Class B 0.50% due 02/18/2025	145,000	145,157
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74% due 01/15/2026	240,000	240,560
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	95,000	95,303
FHF Trust Series 2021-1A, Class A 1.27% due 03/15/2027*	58,350	58,347
Finance of America HECM Buyout VRS Series 2021-HB1, Class A 0.88% due 02/25/2031*(7)	101,778	101,776
Flagship Credit Auto Trust Series 2021-2, Class A 0.37% due 12/15/2026*	215,036	215,030
Flagship Credit Auto Trust Series 2021-1, Class B 0.68% due 02/16/2027*	65,000	64,950
Freed ABS Trust Series 2021-1CP, Class A 0.66% due 03/20/2028*	56,211	56,244
Freed ABS Trust Series 2021-2, Class B 1.03% due 06/19/2028*	100,000	100,241
GLS Auto Receivables Trust Series 2021-2A, Class B 0.77% due 09/15/2025*	100,000	100,188
Legacy Mtg. Asset Trust Series 2021-GS1, Class A1 1.89% due 10/25/2066*(4)(6)	103,468	103,646
Lendingpoint Asset Securitization Trust Series 2021-A, Class A 1.00% due 12/15/2028*	240,000	240,082
LHOME Mtg. Trust VRS Serie 2021-RTL1, Class A1 2.09% due 09/25/2026*(6)(7)	200,000	199,554
Mariner Finance Issuance Trust Series 2021-AA, Class A 1.86% due 03/20/2036*	130,000	131,333
Marlette Funding Trust Series 2021-1A, Class B 1.00% due 06/16/2031*	101,000	101,253
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	140,000	140,506
Mission Lane Credit Card Master Trust Series 2021-A, Class A 1.59% due 09/15/2026*	110,000	110,083
NRZ Excess Spread-Collateralized Notes Series 2021-FNT1, Class A 2.98% due 03/25/2026*	128,375	128,130
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	193,663	193,548
Octane Receivables Trust Series 2021-1A, Class A 0.93% due 03/22/2027*	100,004	100,098
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	100,000	100,346
Oportun Funding XIV LLC Series 2021-A, Class B 1.76% due 03/08/2028*	245,000	245,814
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	255,000	255,616
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	406,488	407,541
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A 1.22% due 01/16/2029*	204,616	204,919
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(4)	216,549	216,785
Progress Residential Trust Series 2021-SFR2, Class D 2.20% due 04/19/2038*	267,000	267,927
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(6)(7)	238,054	238,621
Regional Management Issuance Trust Series 2021-1, Class A 1.68% due 03/17/2031*	125,000	125,537
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(2)	110,000	115,716
Theorem Funding Trust Series 2021-1A, Class A 1.21% due 12/15/2027*	205,000	205,064
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(6)(7)	237,372	242,435
Tricolor Auto Securitization Trust Series 2021-1A, Class B 1.00% due 06/17/2024*	120,000	120,011
Tricolor Auto Securitization Trust Series 2021-1A, Class C 1.33% due 09/16/2024*	115,000	115,022

United Auto Credit Securitization Trust Series 2021-1, Class C 0.84% due 06/10/2026*	115,000	114,995
Upstart Pass-Through Trust Series 2021-ST2, Class A 2.50% due 04/20/2027*	86,262	87,243
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	107,011	107,224
US Auto Funding Series 2021-1A, Class B 1.49% due 03/17/2025*	100,000	99,977
VCAT LLC VRS Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(4)(6)	87,124	87,393
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	104,012	104,031
VOLT XCII LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(4)	96,579	96,635
VOLT XCIII LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(4)	276,970	278,001
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(4)	236,792	237,136
VOLT XCV LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(4)	176,778	177,148
VOLT XCVI LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(4)	180,920	181,106
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(4)	201,260	201,428
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	190,000	190,194

Total Asset Backed Securities
(cost $11,508,489)		11,533,002

U.S. CORPORATE BONDS & NOTES - 11.0%
Aerospace/Defense - 0.3%

Boeing Co. Senior Notes 1.43% due 02/04/2024	10,000	10,023
Boeing Co. Senior Notes 2.20% due 02/04/2026	5,000	5,020
Boeing Co. Senior Notes 2.70% due 02/01/2027	270,000	280,150
Boeing Co. Senior Notes 3.45% due 11/01/2028	19,000	20,346
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	68,000	78,948
Raytheon Technologies Corp. Senior Notes 2.25% due 07/01/2030	86,000	87,923

		482,410

Agricultural Operations - 0.0%

Bunge Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	45,000	46,225

Airlines - 0.3%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	119,495	120,353
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	110,246	112,601
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	28,524	28,360
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class B 3.50% due 11/01/2029	53,747	53,308
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class B 3.65% due 04/07/2027	56,019	55,855
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	58,119	58,098
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	39,756	40,928

		469,503

Applications Software - 0.0%

Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	57,000	55,196

Auto-Cars/Light Trucks - 0.5%

General Motors Co. Senior Notes 6.80% due 10/01/2027	121,000	152,667
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	20,000	20,318
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	120,000	122,789
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	37,000	38,662

Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	211,993
Nissan Motor Acceptance Corp. Senior Notes 2.80% due 01/13/2022*	186,000	187,471

		733,900

Banks-Super Regional - 0.2%

KeyCorp Senior Notes 2.25% due 04/06/2027	140,000	145,949
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	69,000	72,370
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	131,000	147,215

		365,534

Beverages-Non-alcoholic - 0.1%

Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	94,000	102,164

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	239,000	262,836

Broadcast Services/Program - 0.1%

Discovery Communications LLC Company Guar. Notes 3.63% due 05/15/2030	94,000	103,002

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	57,000	58,969

Building Products-Wood - 0.0%

Masco Corp. Senior Notes 2.00% due 10/01/2030	57,000	56,219

Building-Residential/Commercial - 0.1%

Lennar Corp. Company Guar. Notes 5.00% due 06/15/2027	84,000	97,752

Cable/Satellite TV - 0.4%

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	180,000	184,512
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	35,000	35,360
Comcast Corp. Company Guar. Notes 1.50% due 02/15/2031	170,000	162,755
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	154,000	167,576
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	142,000	137,329

		687,532

Cellular Telecom - 0.1%

T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	142,000	144,824
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	87,000	86,417

		231,241

Chemicals-Diversified - 0.1%

LYB International Finance III LLC Company Guar. Notes 1.25% due 10/01/2025	140,000	140,158

Chemicals-Specialty - 0.1%

International Flavors & Fragrances Company Guar. Notes 3.47% due 12/01/2050*	154,000	167,266

Computer Services - 0.2%

International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	105,000	124,332
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	141,000	138,988

		263,320

Computer Software - 0.0%

Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	10,000	9,889

Computers - 0.1%

Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030	141,000	181,129

Containers-Paper/Plastic - 0.0%

Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	33,000	33,022

Diagnostic Equipment - 0.0%

Thermo Fisher Scientific, Inc. Senior Notes 2.00% due 10/15/2031	40,000	39,970

Diversified Banking Institutions - 1.3%

Bank of America Corp. Senior Notes 2.68% due 06/19/2041	144,000	141,778

Bank of America Corp. Senior Notes 3.71% due 04/24/2028	149,000	165,185
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	309,000	337,727
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	271,000	297,323
Citigroup, Inc. Senior Notes 3.88% due 01/24/2039	67,000	77,799
Goldman Sachs Group, Inc. Senior Notes 0.67% due 03/08/2024	96,000	96,154
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	15,000	15,164
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	40,000	44,437
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	440,000	491,111
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	150,000	168,504
Morgan Stanley Senior Notes 4.46% due 04/22/2039	171,000	211,307

		2,046,489

Diversified Manufacturing Operations - 0.2%

Eaton Corp. Company Guar. Notes 4.15% due 11/02/2042	67,000	80,790
General Electric Co. Senior Notes 3.45% due 05/01/2027	169,000	186,406

		267,196

Drug Delivery Systems - 0.1%

Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	183,000	231,971

Electric-Distribution - 0.1%

New England Power Co. Senior Notes 2.81% due 10/06/2050*	58,000	55,344
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	20,000	20,008

		75,352

Electric-Generation - 0.1%

Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	174,000	206,743

Electric-Integrated - 0.8%

Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	160,000	175,400
Edison International Senior Notes 5.75% due 06/15/2027	17,000	19,434
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	151,000	161,449
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	299,000	321,437
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	65,000	72,343
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	15,000	15,009
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	80,000	79,760
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	10,000	9,802
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	183,000	222,579
Southern California Edison Co. 1st Mtg. Notes 1.20% due 02/01/2026	112,000	111,547
WEC Energy Group, Inc. Senior Notes 1.38% due 10/15/2027	140,000	138,384

		1,327,144

Electronic Components-Semiconductors - 0.2%

Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	198,000	222,761
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	47,000	47,056
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	40,000	39,968
Xilinx, Inc. Senior Notes 2.38% due 06/01/2030	25,000	25,691

		335,476

Enterprise Software/Service - 0.1%

Oracle Corp. Senior Notes 3.80% due 11/15/2037	163,000	178,403

Finance-Credit Card - 0.1%

Capital One Financial Corp. Senior Notes 3.80% due 01/31/2028	94,000	105,600

Finance-Leasing Companies - 0.1%

Air Lease Corp. Senior Notes 1.88% due 08/15/2026	10,000	10,034
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	129,000	138,120

		148,154

Food-Meat Products - 0.1%

Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	122,000	124,327
Tyson Foods, Inc. Senior Notes 3.55% due 06/02/2027	94,000	104,770

		229,097

Food-Misc./Diversified - 0.1%

Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	141,000	138,319

Food-Wholesale/Distribution - 0.1%

Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	122,000	125,696

Gas-Distribution - 0.1%

Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	15,000	15,002
CenterPoint Energy Resources Corp. Senior Notes 1.75% due 10/01/2030	141,000	137,337

		152,339

Independent Power Producers - 0.3%

Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	74,000	75,401
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	47,000	48,012
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	308,000	313,106

		436,519

Insurance Brokers - 0.0%

Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	56,000	56,713

Insurance-Life/Health - 0.2%

Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	56,000	59,004

Insurance-Life/Health (continued)

Empower Finance 2020 LP Company Guar. Notes 3.08% due 09/17/2051*	68,000	70,770
F&G Global Funding Sec. Notes 1.75% due 06/30/2026*	25,000	25,420
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	25,000	25,563
Teachers Insurance & Annuity Association of America Sub. Notes 3.30% due 05/15/2050*	58,000	62,352

		243,109

Insurance-Mutual - 0.1%

New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	68,000	78,405

Machinery-General Industrial - 0.0%

Otis Worldwide Corp. Senior Notes 3.11% due 02/15/2040	67,000	70,028

Medical Products - 0.0%

Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 03/20/2030	66,000	73,027

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 3.15% due 02/21/2040	68,000	71,423
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	143,000	139,017
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	56,000	53,882

		264,322

Medical-Drugs - 0.3%

AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	19,000	20,476
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	47,000	51,357
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	277,000	325,081
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	48,000	58,659

		455,573

Medical-Generic Drugs - 0.2%

Utah Acquisition Sub, Inc. Company Guar. Notes 3.95% due 06/15/2026	159,000	176,265
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040*	153,000	165,616

		341,881

Medical-HMO - 0.0%

Anthem, Inc. Senior Notes 2.25% due 05/15/2030	57,000	58,030

Medical-Hospitals - 0.2%

HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	15,000	15,303
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	158,000	182,603
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	46,000	51,671
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 01/15/2032*	25,000	25,151

		274,728

Metal-Diversified - 0.1%

Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	75,000	74,862

Multimedia - 0.2%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	96,000	112,162
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	10,000	13,877
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	96,000	107,903

		233,942

Oil Companies-Exploration & Production - 0.1%

Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	46,000	50,806
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	74,000	79,296
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	57,000	55,015

		185,117

Oil Companies-Integrated - 0.1%

BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	145,000	137,579
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	86,000	90,004

		227,583

Oil Refining & Marketing - 0.0%

HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	56,000	57,774

Oil-Field Services - 0.1%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	65,000	71,716
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	65,000	72,177

		143,893

Pharmacy Services - 0.1%

CVS Health Corp. Senior Notes 2.70% due 08/21/2040	94,000	92,242
CVS Health Corp. Senior Notes 4.88% due 07/20/2035	47,000	57,895

		150,137

Pipelines - 0.7%

Enable Midstream Partners LP Senior Notes 3.90% due 05/15/2024	110,000	116,952
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	50,000	55,625
Enterprise Products Operating LLC Company Guar. Notes 4.45% due 02/15/2043	68,000	79,922
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	25,000	25,589
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	15,000	15,612
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	139,000	143,087
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	41,000	43,682
MPLX LP Senior Notes 2.65% due 08/15/2030	141,000	143,186
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	25,000	25,826
ONEOK, Inc. Company Guar. Notes 2.20% due 09/15/2025	19,000	19,535
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	84,000	93,614
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	65,000	74,081
Energy Transfer LP Senior Notes 3.90% due 07/15/2026	84,000	92,229

Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	140,000	145,799

		1,074,739

Real Estate Investment Trusts - 0.8%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	66,000	72,992
American Tower Corp. Senior Notes 1.50% due 01/31/2028	47,000	46,033
American Tower Corp. Senior Notes 1.88% due 10/15/2030	246,000	238,732
American Tower Corp. Senior Notes 2.95% due 01/15/2051	57,000	55,163
American Tower Corp. Senior Notes 3.10% due 06/15/2050	88,000	87,262
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	30,000	30,635
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	15,000	15,083
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	36,000	36,748
Crown Castle International Corp. Senior Notes 3.10% due 11/15/2029	66,000	70,384
CubeSmart LP Company Guar. Notes 2.00% due 02/15/2031	85,000	84,321
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	85,000	91,043
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	56,000	54,398
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	56,000	59,208
Mid-America Apartments LP Senior Notes 3.60% due 06/01/2027	19,000	21,147
Office Properties Income Trust Senior Notes 2.40% due 02/01/2027	45,000	45,018
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	57,000	55,652
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	141,000	141,690

		1,205,509

Retail-Auto Parts - 0.1%

AutoZone, Inc. Senior Notes 3.63% due 04/15/2025	84,000	91,471
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	66,000	74,972

		166,443

Retail-Building Products - 0.1%

Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	67,000	74,757

Retail-Convenience Store - 0.1%

7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	85,000	84,907

Retail-Discount - 0.1%

Dollar General Corp. Senior Notes 4.13% due 04/03/2050	67,000	80,258

Retail-Major Department Stores - 0.0%

Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031#	47,000	48,860

Retail-Regional Department Stores - 0.0%

Kohl’s Corp. Senior Notes 3.38% due 05/01/2031#	44,000	46,179

Software Tools - 0.1%

VMware, Inc. Senior Notes 1.40% due 08/15/2026	47,000	46,948
VMware, Inc. Senior Notes 4.70% due 05/15/2030	94,000	112,339

		159,287

Steel-Producers - 0.0%

Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	56,000	55,997

Telephone-Integrated - 0.4%

AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	188,472
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	87,000	91,610
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	15,000	15,329

Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	57,000	55,265
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	151,000	163,825
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	96,000	109,599

		624,100

Tobacco - 0.1%

Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	50,000	48,884
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	113,000	113,576
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	38,000	37,687

		200,147

Toys - 0.0%

Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	47,000	52,490

Transport-Rail - 0.0%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	22,000	27,430

Total U.S. Corporate Bonds & Notes
(cost $17,650,940)		17,481,962

FOREIGN CORPORATE BONDS & NOTES - 1.2%
Banks-Commercial - 0.1%

Bank of Montreal Sub. Notes 4.34% due 10/05/2028	149,000	159,345

Cellular Telecom - 0.0%

Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	68,000	72,106

Commercial Services-Finance - 0.0%

IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	44,000	50,881

Diversified Banking Institutions - 0.3%

HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	95,000	140,019
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.74% due 03/07/2029	130,000	146,756
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	200,000	217,254

		504,029

Electronic Components-Semiconductors - 0.1%

NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	40,000	41,322
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	40,000	42,941

		84,263

Finance-Leasing Companies - 0.2%

Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	78,000	77,445
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	24,000	24,752
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	47,000	50,968
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	154,000	174,221
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	46,000	48,273
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	7,000	7,681

		383,340

Medical-Biomedical/Gene - 0.1%

Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040	142,000	144,088

Metal-Iron - 0.0%

Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	37,000	39,498

Oil Companies-Integrated - 0.0%

TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	58,000	60,088

Pipelines - 0.1%

TransCanada PipeLines, Ltd. Senior Notes 4.10% due 04/15/2030	66,000	75,593

Real Estate Investment Trusts - 0.1%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.63% due 01/28/2026*	140,000	152,981

Rental Auto/Equipment - 0.1%

Triton Container International, Ltd. Senior Sec. Notes 2.05% due 04/15/2026*	100,000	100,906

Retail-Convenience Store - 0.1%

Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	56,000	58,783
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	35,000	36,745
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	35,000	37,266

		132,794

Total Foreign Corporate Bonds & Notes
(cost $1,976,618)		1,959,912

U.S. GOVERNMENT AGENCIES - 7.6%
Federal Home Loan Mtg. Corp. - 1.0%
2.50% due 02/01/2051	181,439	188,683
3.00% due 11/01/2050	152,608	161,691
3.50% due 05/01/2042	71,468	77,506
3.50% due 01/01/2050	248,541	268,112
Federal Home Loan Mtg. Corp. MSCR FRS Series 2021-MN2, Class M1 1.85% (SOFR30A+1.8%) due 07/25/2041*(2)(6)	105,000	105,102
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2016-K58, Class B 3.87% due 09/25/2049*(2)(7)	260,000	286,090
Series 2016-K56, Class B 4.08% due 06/25/2049*(2)(7)	50,000	55,289
Federal Home Loan Mtg. Corp. REMIC Series 3910, Class CU 4.00% due 03/15/2041(6)	46,000	49,802
Federal Home Loan Mtg. Corp. SCRT
Series 2018-1, Class M60C 3.50% due 05/25/2057(6)	150,070	160,051
Series 2018-2, Class M55D 4.00% due 11/25/2057(6)	240,291	261,613
Series 2018-4, Class M55D 4.00% due 03/25/2058(6)	42,762	46,770

		1,660,709

Federal National Mtg. Assoc. - 2.1%
2.70% due 07/01/2026	155,013	166,895
2.97% due 08/01/2026	160,000	173,907
3.00% due 05/01/2050	120,908	129,122
3.00% due 01/01/2051	267,851	280,670
3.33% due 04/01/2030	331,577	376,886
3.77% due 12/01/2025	71,785	79,722
4.00% due 06/01/2049	79,159	85,607
4.00% due 02/01/2051	763,615	844,464
4.34% due 01/01/2029	57,408	66,747
5.07% due 03/01/2028	62,053	74,172
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50% due 08/25/2041(6)	122,058	139,183
Series 2002-T4, Class A1 6.50% due 12/25/2041(6)	13,188	15,228
Federal National Mtg. Assoc. REMIC
Series 2018-72, Class VB 3.50% due 10/25/2031(6)	199,056	214,871
Series 2019-7, Class CA 3.50% due 11/25/2057(6)	333,926	355,866
Series 2017-35, Class VA 4.00% due 07/25/2028(6)	105,788	113,477
Series 2002-W3, Class A4 6.50% due 11/25/2041(6)	111,499	128,001
Series 2002-W8, Class A1 6.50% due 06/25/2042(6)	55,538	63,658

		3,308,476

Government National Mtg. Assoc. - 3.2%
2.50% due 12/20/2050	267,647	281,642
3.00% due 02/20/2051	792,491	850,436
3.00% due 03/20/2051	799,616	845,556
3.00% due 04/20/2051	461,866	494,374
3.00% due 07/20/2051	297,037	315,835
3.50% due 01/20/2051	259,961	286,233
3.50% due 02/20/2051	695,487	756,104
3.50% due 03/20/2051	466,306	507,605
3.50% due 07/20/2051	399,392	435,949
4.00% due 05/20/2038	163,119	173,892
4.00% due 03/20/2051	95,028	102,460
4.50% due 12/20/2031	44,683	47,878

		5,097,964

Uniform Mtg. Backed Securities - 1.3%

2.00% due October 15 TBA	505,000	521,865
2.50% due October 30 TBA	1,485,000	1,539,678

		2,061,543

Total U.S. Government Agencies
(cost $12,176,147)		12,128,692

U.S. GOVERNMENT TREASURIES - 9.2%
United States Treasury Bonds - 3.1%

1.13% due 05/15/2040	531,000	472,777
1.38% due 11/15/2040	720,000	666,084
1.38% due 08/15/2050	890,000	777,776
1.63% due 11/15/2050	800,000	743,719
1.88% due 02/15/2051#	485,000	478,407
2.25% due 05/15/2041	73,000	78,053
2.25% due 08/15/2046	210,000	223,921
zero coupon due 05/15/2027 STRIPS	310,000	293,064
zero coupon due 11/15/2027 STRIPS	900,000	843,682

zero coupon due 05/15/2041 STRIPS	450,000	304,084

		4,881,567

United States Treasury Notes - 6.1%

0.13% due 12/15/2023	1,484,000	1,479,015
0.38% due 12/31/2025	2,190,000	2,161,427
0.63% due 11/30/2027	200,000	195,734
0.63% due 12/31/2027	1,300,000	1,271,106
1.00% due 07/31/2028	260,000	258,781
1.13% due 02/15/2031	160,000	157,925
1.25% due 03/31/2028	245,000	248,560
1.63% due 05/15/2031	75,000	77,332
1.75% due 07/31/2024	3,790,000	3,940,564

		9,790,444

Total U.S. Government Treasuries
(cost $14,687,857)		14,672,011

ESCROWS AND LITIGATION TRUSTS - 0.0%

ION Media Networks, Inc.†(5)	18	217

Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	299

Total Escrows And Litigation Trusts
(cost $0)		516

Total Long-Term Investment Securities
(cost $142,008,449)		157,109,648

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(8)(9) (cost $354,672)	354,672	354,672

REPURCHASE AGREEMENTS - 2.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $4,084,000 and collateralized by $4,148,200 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $4,165,701 (cost $4,084,000)	4,084,000	4,084,000

TOTAL INVESTMENTS
(cost $146,447,121)	101.4%	161,548,320
Liabilities in excess of other assets	(1.4)	(2,219,735)

NET ASSETS	100.0%	$159,328,585

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $15,131,931 representing 9.5% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Loan Obligation
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2021.
(5)	Securities classified as Level 3 (see Note 2).
(6)	Collateralized Mortgage Obligation
(7)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(8)	The rate shown is the 7-day yield as of August 31, 2021.
(9)

At August 31, 2021, the Fund had loaned securities with a total value of $392,238. This was secured by collateral of $354,672, which was received in cash and subsequently invested in short-term investments currently valued at $354,672 as reported in the Portfolio of Investments. Additional collateral of $48,363 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	10/07/2021 to 10/28/2021	$2,249
United States Treasury Notes/Bonds	0.13% to 3.88%	09/15/2021 to 02/15/2050	46,114

MSCR - Multifamily Structured Credit Risk

REMIC - Real Estate Mortgage Investment Conduit

SCRT - Seasoned Credit Risk Transfer Trust

STRIPS - Separate Trading of Registered Interest and Principal Securities

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2021 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

SOFR30A - Secured Overnight Financing Rate 30 day average

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$99,318,062	$—	$—	$99,318,062
Preferred Securities/Capital Securities	—	15,491	—	15,491
Asset Backed Securities	—	11,328,962	204,040	11,533,002
U.S. Corporate Bonds & Notes	—	17,481,962	—	17,481,962
Foreign Corporate Bonds & Notes	—	1,959,912	—	1,959,912
U.S. Government Agencies	—	12,128,692	—	12,128,692
U.S. Government Treasuries	—	14,672,011	—	14,672,011
Escrows and Litigation Trusts	—	299	217	516
Short-Term Investment Securities	354,672	—	—	354,672
Repurchase Agreements	—	4,084,000	—	4,084,000

Total Investments at Value	$99,672,734	$61,671,329	$204,257	$161,548,320

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.8%
Applications Software - 11.2%

Intuit, Inc.	40,898	$23,152,767
Microsoft Corp.	225,805	68,166,013
Roper Technologies, Inc.	9,970	4,818,302
ServiceNow, Inc.†	41,032	26,409,836

		122,546,918

Athletic Footwear - 0.8%

NIKE, Inc., Class B	56,103	9,242,408

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	18,584	2,546,380

Coatings/Paint - 0.1%

Sherwin-Williams Co.	1,857	563,915

Commercial Services - 0.6%

Cintas Corp.	3,618	1,431,896
CoStar Group, Inc.†	58,400	4,948,816

		6,380,712

Commercial Services-Finance - 5.6%

Affirm Holdings, Inc.†	46,538	4,483,471
Equifax, Inc.	5,000	1,361,300
Global Payments, Inc.	64,221	10,444,903
PayPal Holdings, Inc.†	89,519	25,840,555
S&P Global, Inc.	16,870	7,487,243
Square, Inc., Class A†	37,710	10,108,920
TransUnion	15,210	1,848,471

		61,574,863

Communications Software - 0.8%

Zoom Video Communications, Inc., Class A†	30,049	8,699,186

Computer Aided Design - 1.0%

Synopsys, Inc.†	32,292	10,728,694

Computer Data Security - 0.8%

Crowdstrike Holdings, Inc., Class A†	7,122	2,001,282
Fortinet, Inc.†	21,696	6,837,277

		8,838,559

Computer Software - 1.1%

Datadog, Inc., Class A†	16,253	2,239,663
MongoDB, Inc.†	14,062	5,509,913
Snowflake, Inc., Class A†	6,053	1,842,231
Twilio, Inc., Class A†	5,803	2,071,439

		11,663,246

Computers - 4.9%

Apple, Inc.	351,728	53,402,862

Data Processing/Management - 1.7%

DocuSign, Inc.†	22,659	6,712,502
Fidelity National Information Services, Inc.	25,757	3,290,972
Fiserv, Inc.†	77,289	9,103,871

		19,107,345

Decision Support Software - 0.2%

MSCI, Inc.	2,709	1,719,077

Dental Supplies & Equipment - 0.2%

DENTSPLY SIRONA, Inc.	41,517	2,561,599

Diagnostic Equipment - 1.8%

Danaher Corp.	42,279	13,705,161
Thermo Fisher Scientific, Inc.	11,578	6,425,211

		20,130,372

Disposable Medical Products - 0.2%

Teleflex, Inc.	6,940	2,744,492

Distribution/Wholesale - 0.2%

Copart, Inc.†	18,664	2,693,589

Diversified Banking Institutions - 1.1%

Goldman Sachs Group, Inc.	29,332	12,129,075

Diversified Financial Services - 0.2%

ANT International Co., Ltd., Class C†(1)(2)	273,650	1,929,233

Diversified Manufacturing Operations - 0.3%

General Electric Co.	32,454	3,420,976

E-Commerce/Products - 13.6%

Alibaba Group Holding, Ltd. ADR†	29,409	4,911,009
Amazon.com, Inc.†	33,574	116,528,303
Coupang, Inc.†	62,607	1,875,706
Sea, Ltd. ADR†	75,655	25,595,600

		148,910,618

E-Commerce/Services - 1.8%

Booking Holdings, Inc.†	2,528	5,813,566
Delivery Hero SE†*	11,965	1,732,054
DoorDash, Inc., Class A†	46,030	8,810,142
Match Group, Inc.†	22,628	3,109,992

		19,465,754

Electronic Components-Semiconductors - 3.9%

Advanced Micro Devices, Inc.†	93,426	10,344,127
Marvell Technology, Inc.	69,667	4,262,924
Monolithic Power Systems, Inc.	7,657	3,789,679
NVIDIA Corp.	84,180	18,843,693
Texas Instruments, Inc.	30,451	5,813,400

		43,053,823

Electronic Connectors - 0.2%

TE Connectivity, Ltd.	12,543	1,884,210

Enterprise Software/Service - 1.9%

Atlassian Corp. PLC, Class A†	13,598	4,991,282
Bill.com Holdings, Inc.†	15,175	4,163,868
Coupa Software, Inc.†	10,626	2,601,351
Paycom Software, Inc.†	2,543	1,243,273
salesforce.com, Inc.†	12,866	3,412,964
Veeva Systems, Inc., Class A†	12,099	4,016,626

		20,429,364

Finance-Credit Card - 4.9%

Mastercard, Inc., Class A	60,661	21,002,658
Visa, Inc., Class A	145,072	33,235,995

		54,238,653

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	63,091	4,596,179

Industrial Gases - 0.3%

Linde PLC	9,028	2,840,119

Insurance Brokers - 0.2%

Marsh & McLennan Cos., Inc.	13,016	2,046,115

Insurance-Multi-line - 0.3%

Chubb, Ltd.	17,783	3,270,649

Internet Application Software - 0.8%

Shopify, Inc., Class A†	5,468	8,337,497

Internet Content-Entertainment - 12.9%

Facebook, Inc., Class A†	223,604	84,830,885
Netflix, Inc.†	34,926	19,879,530
Pinterest, Inc., Class A†	148,095	8,229,639
Roku, Inc.†	4,642	1,635,841
Snap, Inc., Class A†	303,305	23,084,544
Spotify Technology SA†	16,647	3,901,058

		141,561,497

Internet Content-Information/News - 1.0%

Tencent Holdings, Ltd.	175,400	10,852,205
Vimeo, Inc.†	15,265	581,902

		11,434,107

Medical Instruments - 1.7%

Intuitive Surgical, Inc.†	17,963	18,925,098

Medical Products - 1.0%

Align Technology, Inc.†	2,916	2,067,444
Stryker Corp.	32,871	9,108,554

		11,175,998

Medical-Biomedical/Gene - 0.0%

Exact Sciences Corp.†	715	74,632

Medical-Drugs - 1.9%

AstraZeneca PLC ADR	40,800	2,377,824
Eli Lilly & Co.	46,694	12,060,593
Zoetis, Inc.	30,675	6,274,878

		20,713,295

Medical-HMO - 2.0%

Humana, Inc.	8,384	3,399,041
UnitedHealth Group, Inc.	44,448	18,502,369

		21,901,410

Medical-Hospitals - 0.9%

HCA Healthcare, Inc.	36,894	9,333,444

Multimedia - 0.5%

Walt Disney Co.†	30,514	5,532,188

Retail-Apparel/Shoe - 1.6%

Lululemon Athletica, Inc.†	22,215	8,889,776
Ross Stores, Inc.	73,074	8,651,962

		17,541,738

Retail-Automobile - 1.3%

Carvana Co.†	44,888	14,725,957

Retail-Discount - 0.7%

Dollar General Corp.	34,070	7,594,544

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	27,006	1,963,876

Retail-Restaurants - 1.1%

Chipotle Mexican Grill, Inc.†	4,734	9,010,364
Starbucks Corp.	24,976	2,934,431

		11,944,795

Semiconductor Components-Integrated Circuits -0.3%

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,050	3,576,251

Semiconductor Equipment - 1.0%

ASML Holding NV	12,867	10,718,726

Web Portals/ISP - 9.4%

Alphabet, Inc., Class A†	6,556	18,972,736
Alphabet, Inc., Class C†	29,105	84,673,430

		103,646,166

Total Common Stocks
(cost $509,279,723)		1,084,060,204

CONVERTIBLE PREFERRED SECURITIES -0.4%
Auto-Cars/Light Trucks - 0.4%

Rivian Automotive, Inc. Series F†(1)(2)	63,500	4,510,405

Decision Support Software - 0.0%

Databricks, Inc. Series G†(1)(2)	1,826	402,546

Total Convertible Preferred Securities
(cost $2,663,848)		4,912,951

Total Long-Term Investment Securities
(cost $511,943,571)		1,088,973,155

SHORT-TERM INVESTMENT SECURITIES -0.8%
Registered Investment Companies - 0.8%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	500,253	500,253
T. Rowe Price Government Reserve Fund 0.05%(3)	8,289,636	8,289,636

Total Short-Term Investment Securities
(cost $8,789,889)		8,789,889

TOTAL INVESTMENTS
(cost $520,733,460)	100.0%	1,097,763,044
Liabilities in excess of other assets	(0.0)	(262,362)

NET ASSETS	100.0%	$1,097,500,682

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $1,732,054 representing 0.2% of net assets.

(1)	Securities classified as Level 3 (see Note 2).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,929,233	$7.05	0.18%

Convertible Preferred Securities
Databricks, Inc.
Series G	02/01/2021	1,826	323,874	402,546	220.45	0.04%
Rivian Automotive, Inc.
Series F	01/19/2021	63,500	2,339,975	4,510,405	71.03	0.40%

				$6,842,184		0.62%

(3)	The rate shown is the 7-day yield as of August 31, 2021.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—	$1,929,233	$1,929,233
Other Industries	1,082,130,971	—	—	1,082,130,971
Convertible Preferred Securities	—	—	4,912,951	4,912,951
Short-Term Investment Securities	8,789,889	—	—	8,789,889

Total Investments at Value	$1,090,920,860	$—	$6,842,184	$1,097,763,044

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.3%
Apparel Manufacturers - 2.1%

Carter’s, Inc.	9,651	$988,070
Deckers Outdoor Corp.†	5,676	2,375,122

		3,363,192

Applications Software - 10.9%

Intuit, Inc.	2,594	1,468,489
Microsoft Corp.	41,027	12,385,231
ServiceNow, Inc.†	5,087	3,274,197

		17,127,917

Athletic Equipment - 0.7%

YETI Holdings, Inc.†	11,390	1,131,483

Athletic Footwear - 0.6%

NIKE, Inc., Class B	5,290	871,475

Banks-Super Regional - 1.1%

US Bancorp	31,335	1,798,316

Beverages-Non-alcoholic - 0.5%

Monster Beverage Corp.†	7,408	722,798

Commercial Services-Finance - 2.5%

PayPal Holdings, Inc.†	8,930	2,577,734
TransUnion	10,649	1,294,173

		3,871,907

Computer Aided Design - 0.5%

Autodesk, Inc.†	2,272	704,524

Computer Data Security - 1.7%

Fortinet, Inc.†	8,468	2,668,605

Computer Software - 0.5%

Dropbox, Inc., Class A†	24,485	776,419

Computers - 7.7%

Apple, Inc.	79,555	12,078,836

Consulting Services - 1.5%

Booz Allen Hamilton Holding Corp.	12,964	1,061,881
Gartner, Inc.†	4,177	1,289,607

		2,351,488

Containers-Paper/Plastic - 0.6%

WestRock Co.	17,099	889,832

Cosmetics & Toiletries - 1.0%

Estee Lauder Cos., Inc., Class A	4,468	1,521,309

Data Processing/Management - 0.4%

Fair Isaac Corp.†	1,312	603,179

Dialysis Centers - 0.7%

DaVita, Inc.†	7,880	1,030,468

Distribution/Wholesale - 1.2%

WW Grainger, Inc.	4,269	1,851,465

Diversified Manufacturing Operations - 2.5%

3M Co.	13,301	2,590,237
Carlisle Cos., Inc.	6,462	1,361,802

		3,952,039

E-Commerce/Products - 4.6%

Amazon.com, Inc.†	2,076	7,205,360

Electronic Components-Semiconductors - 7.0%

Broadcom, Inc.	7,764	3,860,338
NVIDIA Corp.	16,629	3,722,402
Texas Instruments, Inc.	17,466	3,334,434

		10,917,174

Electronic Forms - 3.4%

Adobe, Inc.†	7,953	5,278,406

Enterprise Software/Service - 0.8%

Veeva Systems, Inc., Class A†	3,563	1,182,845

Entertainment Software - 1.1%

Electronic Arts, Inc.	12,352	1,793,634

Finance-Credit Card - 3.8%

Mastercard, Inc., Class A	13,244	4,585,470
Visa, Inc., Class A	5,699	1,305,641

		5,891,111

Food-Confectionery - 1.1%

Hershey Co.	9,558	1,698,457

Hotels/Motels - 0.4%

Travel & Leisure Co.	11,947	654,218

Insurance-Multi-line - 1.3%

Allstate Corp.	15,617	2,112,668

Insurance-Property/Casualty - 0.6%

Progressive Corp.	10,361	998,179

Internet Content-Entertainment - 5.0%

Facebook, Inc., Class A†	20,487	7,772,358

Internet Infrastructure Software - 1.0%

F5 Networks, Inc.†	8,024	1,633,446

Internet Security - 1.0%

Palo Alto Networks, Inc.†	3,551	1,637,153

Medical Instruments - 0.9%

Bio-Techne Corp.	2,812	1,403,582

Medical Products - 2.2%

Align Technology, Inc.†	3,566	2,528,294
Novocure, Ltd.†	7,398	992,885

		3,521,179

Medical-Biomedical/Gene - 3.1%

Exelixis, Inc.†	53,262	1,021,033
Illumina, Inc.†	2,740	1,252,618
Vertex Pharmaceuticals, Inc.†	13,188	2,641,424

		4,915,075

Medical-Drugs - 1.3%

Eli Lilly & Co.	4,002	1,033,676
Zoetis, Inc.	4,521	924,816

		1,958,492

Medical-Hospitals - 0.5%

Acadia Healthcare Co., Inc.†	12,326	814,995

Non-Hazardous Waste Disposal - 1.0%

Waste Management, Inc.	9,619	1,492,003

Patient Monitoring Equipment - 1.0%

Insulet Corp.†	5,022	1,495,602

Real Estate Investment Trusts - 0.7%

Public Storage	3,586	1,160,465

Resort/Theme Parks - 1.3%

Vail Resorts, Inc.†	6,585	2,007,437

Retail-Auto Parts - 1.5%

AutoZone, Inc.†	1,547	2,396,535

Retail-Building Products - 1.5%

Lowe’s Cos., Inc.	11,514	2,347,589

Retail-Discount - 1.5%

Target Corp.	9,413	2,324,823

Retail-Perfume & Cosmetics - 1.3%

Ulta Beauty, Inc.†	5,192	2,010,913

Retail-Restaurants - 0.5%

Starbucks Corp.	6,481	761,453

Schools - 1.4%

Chegg, Inc.†	26,383	2,195,593

Therapeutics - 1.3%

Neurocrine Biosciences, Inc.†	21,039	2,002,913

Tools-Hand Held - 0.6%

Snap-on, Inc.	3,927	883,379

Transport-Rail - 1.3%

Union Pacific Corp.	9,624	2,086,868

Web Hosting/Design - 0.3%

GoDaddy, Inc., Class A†	6,848	502,027

Web Portals/ISP - 7.0%

Alphabet, Inc., Class A†	851	2,462,752
Alphabet, Inc., Class C†	2,926	8,512,436

		10,975,188

Wireless Equipment - 1.3%

Motorola Solutions, Inc.	8,622	2,105,665

TOTAL INVESTMENTS
(cost $91,666,050)	99.3%	155,452,037
Other assets less liabilities	0.7	1,151,875

NET ASSETS	100.0%	$156,603,912

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$155,452,037	$—	$—	$155,452,037

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 27.7%

VALIC Co. I Capital Appreciation Fund	382,639	$9,271,334
VALIC Co. I Dividend Value Fund	1,125,410	14,787,882
VALIC Co. I Large Capital Growth Fund	202,524	4,653,997
VALIC Co. I Mid Cap Index Fund	238,610	7,530,530
VALIC Co. I Mid Cap Strategic Growth Fund	291,980	7,241,109
VALIC Co. I Mid Cap Value Fund	312,736	6,914,587
VALIC Co. I Nasdaq-100 Index Fund	93,924	2,567,880
VALIC Co. I Science & Technology Fund	156,450	6,700,750
VALIC Co. I Small Cap Growth Fund	100,922	2,352,498
VALIC Co. I Small Cap Index Fund	47,303	1,114,938
VALIC Co. I Small Cap Special Values Fund	218,138	3,071,386
VALIC Co. I Small Cap Value Fund	81,503	1,248,634
VALIC Co. I Stock Index Fund	290,479	16,502,090
VALIC Co. I Systematic Core Fund	147,837	4,205,965
VALIC Co. I Systematic Value Fund	1,210,913	16,468,414

Total Domestic Equity Investment Companies
(cost $86,775,290)		104,631,994

Domestic Fixed Income Investment Companies - 48.7%

VALIC Co. I Core Bond Fund	11,311,874	130,765,258
VALIC Co. I Government Securities Fund	693,335	7,557,351
VALIC Co. I High Yield Bond Fund	3,335,623	26,084,569
VALIC Co. I Inflation Protected Fund	1,584,648	19,522,863

Total Domestic Fixed Income Investment Companies
(cost $179,081,303)		183,930,041

Domestic Money Market Investment Companies - 4.1%

VALIC Co. I Government Money Market I Fund(2) (cost $15,229,080)	15,229,080	15,229,080

International Equity Investment Companies - 15.4%

VALIC Co. I Emerging Economies Fund	755,257	7,983,064
VALIC Co. I Global Real Estate Fund	1,184,396	10,280,554
VALIC Co. I International Equities Index Fund	1,948,515	16,542,890
VALIC Co. I International Growth Fund	123,283	2,449,643
VALIC Co. I International Opportunities Fund	608,443	14,450,530
VALIC Co. I International Value Fund	578,248	6,470,592

Total International Equity Investment Companies
(cost $48,383,045)		58,177,273

International Fixed Income Investment Companies - 4.1%

VALIC Co. I International Government Bond Fund (cost $14,588,456)	1,242,796	15,584,662

TOTAL INVESTMENTS
(cost $344,057,174)	100.0%	377,553,050
Liabilities in excess of other assets	(0.0)	(85,962)

NET ASSETS	100.0%	$377,467,088

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional Information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	The 7-day yield as of August 31, 2021 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$377,553,050	$—	$—	$377,553,050

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES - 2.1%
Diversified Financial Services - 2.1%

American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,031,190
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	389,690	391,325
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	1,500,000	1,522,908
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	3,457,000	3,654,469
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,419,000	1,457,103
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	4,335,000	4,861,539
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.10% (1 ML+1.00%) due 04/15/2034*(1)	3,300,000	3,299,999
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.17% (1 ML+1.07%) due 12/15/2037*(1)	750,000	751,423
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1 0.55% due 07/15/2026	2,700,000	2,705,995
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.39% due 07/15/2030	1,850,000	1,858,246
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	687,127	694,307
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,253,973	1,270,722
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	890,046	902,382
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	689,927	698,103
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	1,384,026	1,415,251
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(3)	1,000,000	1,157,340
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.02% due 03/10/2048(1)(3)(4)	4,040,952	91,904
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	1,629,000	1,758,932
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	2,159,578	2,179,131
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,900,000	1,989,180
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	527,709
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	400,000	404,300
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	783,723	791,295
Hertz Vehicle Financing LLC Series 2021-1A, Class A 1.21% due 12/26/2025*	1,400,000	1,407,723
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	1,490,000	1,492,283
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	800,000	811,594
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	403,736	407,408
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	5,310,000	5,715,394
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.00% (1 ML+0.90%) due 12/15/2033*(1)	3,750,000	3,745,305
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	4,630,000	4,844,733
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	451,885	457,951
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	1,425,000	1,501,445
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	1,831,157	1,850,064
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	550,000	560,995
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A4 1.26% due 08/20/2026	340,000	346,446
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	650,000	662,682

Total Asset Backed Securities
(cost $58,668,530)		60,218,776

U.S. CONVERTIBLE BONDS & NOTES - 0.1%
Oil Field Machinery & Equipment - 0.1%

Hi-Crush, Inc. Senior Sec. Notes 10.00% due 04/09/2026(5)(6)(7) (cost $692,677)	755,096	995,972

U.S. CORPORATE BONDS & NOTES - 31.6%
Aerospace/Defense - 0.1%

BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	1,329,000	1,461,904
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	15,000	15,337

		1,477,241

Aerospace/Defense-Equipment - 0.1%

Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,337,000	1,373,768
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,043,000	1,104,276

		2,478,044

Airlines - 0.2%

American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,496,000	3,098,784
British Airways Pass Through Trust Pass-Through Certs. 2.90% due 09/15/2036*	1,582,000	1,599,604
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025#	409,000	418,714
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	405,000	420,147
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	1,255,000	1,302,314

		6,839,563

Applications Software - 0.0%

SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	920,000	974,234

Auction Houses/Art Dealers - 0.1%

Sotheby’s Senior Sec. Notes 5.88% due 06/01/2029*	880,000	907,896
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,266,000	1,343,289

		2,251,185

Auto Repair Centers - 0.1%

Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	1,425,000	1,425,000

Auto-Cars/Light Trucks - 0.8%

BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*	2,695,000	2,961,656
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,113,000	3,358,149
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,173,000	2,596,539
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	178,000	234,232
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	1,162,000	1,157,643
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	3,547,000	3,751,768
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	1,184,000	1,202,839
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	2,106,000	2,212,219
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,812,000	1,924,245
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	2,753,000	2,824,860

		22,224,150

Auto-Heavy Duty Trucks - 0.1%

Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,484,000	1,482,145
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	661,000	697,355
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	1,245,000	1,255,315

		3,434,815

Banks-Commercial - 1.7%

BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	3,535,000	4,023,735
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	6,642,000	7,734,011
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	5,495,000	5,588,541
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	4,324,000	5,356,294
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	2,278,000	3,519,919

Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	1,137,000	1,219,240
Signature Bank Sub. Notes 4.00% due 10/15/2030	4,154,000	4,465,822
SunTrust Bank Senior Notes 3.20% due 04/01/2024	459,000	489,870
SVB Financial Group Senior Notes 2.10% due 05/15/2028#	1,749,000	1,787,496
Synovus Bank Senior Notes 2.29% due 02/10/2023	1,222,000	1,229,187
Texas Capital Bancshares, Inc. Sub. Notes 4.00% (H15T5Y+3.15%) due 05/06/2031	2,228,000	2,329,533
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	2,171,000	2,215,185
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	7,001,000	7,406,240

		47,365,073

Banks-Super Regional - 0.5%

Bank of America NA Senior Notes 3.34% due 01/25/2023	480,000	485,796
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	895,000	933,592
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	2,681,000	2,811,938
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	6,589,000	7,552,048
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	555,000	692,485
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	1,038,000	1,436,554

		13,912,413

Batteries/Battery Systems - 0.1%

Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,313,000	1,316,768
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	799,000	838,950

		2,155,718

Beverages-Non-alcoholic - 0.1%

Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	14,000	14,847
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	2,298,000	2,419,114

		2,433,961

Brewery - 0.3%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,892,000	4,961,021
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	3,641,000	4,484,371

		9,445,392

Broadcast Services/Program - 0.2%

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,905,000	2,428,951
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	1,980,000	2,143,944

		4,572,895

Building & Construction Products-Misc. - 0.1%

Owens Corning Senior Notes 4.30% due 07/15/2047	1,119,000	1,315,281
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,482,000	1,424,343

		2,739,624

Building & Construction-Misc. - 0.1%

VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	1,394,000	1,423,622

Building Products-Air & Heating - 0.1%

Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	2,965,000	3,166,190

Building Products-Cement - 0.1%

Eagle Materials, Inc. Senior Notes 2.50% due 07/01/2031	1,561,000	1,574,316

Building Products-Doors & Windows - 0.0%

Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,038,000	1,101,515

Building Products-Wood - 0.1%

Masco Corp. Senior Notes 3.13% due 02/15/2051	1,637,000	1,644,961

Cable/Satellite TV - 0.8%

Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,380,000	1,416,197
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,330,000	1,389,664
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	378,184
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	1,006,000	1,099,055
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	783,000	791,060
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	3,589,000	3,566,844
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,969,000	2,297,193
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	244,000	301,682
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	874,000	1,168,643
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	2,183,000	2,397,575
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	567,000	660,815
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,564,000	1,965,718
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	335,000	328,451
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	856,000	900,940
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,105,000	1,155,971
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	2,493,000	3,400,221

		23,218,213

Casino Services - 0.0%

Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,305,000	1,379,320

Cellular Telecom - 0.2%

T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	2,376,000	2,360,069
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	1,170,000	1,204,948
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060*	1,215,000	1,251,292

		4,816,309

Chemicals-Diversified - 0.2%

Celanese US Holdings LLC Company Guar. Notes 1.40% due 08/05/2026	1,126,000	1,124,254
Westlake Chemical Corp. Senior Notes 3.13% due 08/15/2051	2,261,000	2,190,942
Westlake Chemical Corp. Senior Notes 3.38% due 08/15/2061	2,128,000	2,050,233

		5,365,429

Chemicals-Specialty - 0.1%

Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,883,000	1,917,957
Ecolab, Inc. Senior Notes 2.75% due 08/18/2055*	816,000	806,641
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	921,000	964,748

		3,689,346

Circuit Boards - 0.0%

TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	1,388,000	1,405,350

Coal - 0.1%

SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	1,409,000	1,427,106

Coatings/Paint - 0.1%

RPM International, Inc. Senior Notes 4.55% due 03/01/2029	2,703,000	3,129,282

Commercial Services - 0.0%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	392,000	412,090
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	892,000	954,413

		1,366,503

Commercial Services-Finance - 0.3%

Automatic Data Processing, Inc. Senior Notes 1.70% due 05/15/2028	1,130,000	1,150,282
Block Financial LLC Company Guar. Notes 2.50% due 07/15/2028	2,471,000	2,523,803
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	1,715,000	1,749,300
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*#	2,173,000	2,074,867
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	1,415,000	1,361,584

		8,859,836

Computer Services - 0.1%

Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	1,430,000	1,455,025
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	908,000	952,265
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,330,000	1,439,486

		3,846,776

Computer Software - 0.0%

Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	996,000	956,160

Computers - 0.5%

Apple, Inc. Senior Notes 1.40% due 08/05/2028	2,305,000	2,300,998
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036	2,466,000	3,783,371
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	4,813,000	4,903,981
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	223,000	302,972
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	1,883,000	2,601,781

		13,893,103

Computers-Integrated Systems - 0.0%

NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,349,000	1,398,694

Consumer Products-Misc. - 0.0%

Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	29,000	32,261

Containers-Paper/Plastic - 0.0%

Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	964,000	1,004,862

Cosmetics & Toiletries - 0.0%

Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,246,000	1,253,788

Dialysis Centers - 0.1%

DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,887,000	1,971,632

Direct Marketing - 0.1%

Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	1,374,000	1,463,310

Distribution/Wholesale - 0.0%

H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,395,000	1,401,557

Diversified Banking Institutions - 3.0%

Bank of America Corp. Senior Notes 1.49% due 05/19/2024	4,304,000	4,375,707
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	3,658,000	3,829,417
Bank of America Corp. Senior Notes 2.97% due 07/21/2052	981,000	990,201
Bank of America Corp. Senior Notes 3.31% due 04/22/2042	1,856,000	1,999,775
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,586,000	1,758,278
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	2,568,000	3,022,538
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	3,187,000	3,581,822

Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	2,494,000	3,430,524
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	1,769,000	1,777,234
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	412,000	428,177
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	2,005,000	2,222,440
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	2,344,000	2,683,437
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	2,279,000	3,002,142
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	5,453,000	7,251,435
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	2,357,000	2,368,430
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	1,653,000	1,671,066
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	1,547,000	1,633,828
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	3,548,000	3,862,869
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	651,000	734,190
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	3,448,000	5,024,652
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	2,972,000	2,980,440
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	949,000	958,033
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	6,891,000	7,107,263
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	506,000	512,918
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	6,719,000	6,517,359
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	11,000	12,781
Morgan Stanley Senior Notes 0.79% due 05/30/2025	748,000	746,364
Morgan Stanley Senior Notes 1.51% due 07/20/2027	2,251,000	2,260,287
Morgan Stanley Senior Notes 3.22% due 04/22/2042	1,821,000	1,950,797
Morgan Stanley Senior Notes 3.63% due 01/20/2027	5,639,000	6,267,077
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	484,000	556,960

		85,518,441

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 4.25% due 05/01/2040	399,000	474,854
General Electric Co. Senior Notes 4.35% due 05/01/2050	1,544,000	1,897,300
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,807,000	1,927,573

		4,299,727

E-Commerce/Services - 0.1%

Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	2,605,000	2,651,343
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	925,000	965,469

		3,616,812

Electric Products-Misc. - 0.1%

Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	2,037,000	2,011,028

Electric-Distribution - 0.2%

National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	5,165,000	5,483,690
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,044,000	1,102,098

		6,585,788

Electric-Generation - 0.1%

Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,323,000	1,293,763

Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,225,000	1,278,306
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,602,000	1,662,235

		6,588,087

Electric-Integrated - 2.3%

AES Corp. Senior Notes 2.45% due 01/15/2031	2,991,000	3,009,434
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	2,099,000	2,339,474
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	5,133,000	5,497,443
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	3,409,000	3,675,419
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	495,000	573,926
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	2,134,000	2,710,323
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	3,690,000	4,471,162
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,981,000	2,353,783
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	833,000	939,010
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	3,099,000	3,744,970
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,359,000	4,691,280
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	3,904,000	4,032,106
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	1,561,000	1,731,034
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	965,000	1,003,807
Pacific Gas & Electric Co. 1st Mtg. Notes 3.95% due 12/01/2047	1,495,000	1,418,022
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	1,943,000	1,904,518
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	3,471,000	3,486,640
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	1,660,000	1,870,202
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	1,541,000	1,885,666
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	1,801,000	1,807,733
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,615,000	3,873,910
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	4,875,000	4,894,517
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*#	1,203,000	1,032,294
Union Electric Co Senior Sec. Notes 2.95% due 06/15/2027	2,083,000	2,260,364

		62,853,254

Electronic Components-Semiconductors - 0.1%

Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	1,967,000	2,022,661
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	2,118,000	2,382,866

		4,405,527

Electronic Measurement Instruments - 0.2%

Trimble, Inc. Senior Notes 4.75% due 12/01/2024	176,000	195,335
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	4,409,000	4,452,649

		4,647,984

Electronic Parts Distribution - 0.1%

Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	1,380,000	1,428,300

Energy-Alternate Sources - 0.1%

Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	1,492,000	1,515,276

Enterprise Software/Service - 0.5%

Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	285,000	289,739
Clarivate Science Holdings Corp. Senior Notes 4.88% due 07/01/2029*	843,000	868,821

Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,201,000	1,231,025
Oracle Corp. Senior Notes 2.30% due 03/25/2028	5,417,000	5,592,205
Oracle Corp. Senior Notes 3.80% due 11/15/2037	3,710,000	4,060,582
Oracle Corp. Senior Notes 4.10% due 03/25/2061	1,903,000	2,152,785

		14,195,157

Finance-Auto Loans - 0.1%

Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	134,000	138,020
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026#	1,440,000	1,522,800

		1,660,820

Finance-Commercial - 0.0%

Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	1,340,000	1,413,700

Finance-Consumer Loans - 0.5%

Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	1,425,000	1,421,331
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,002,000	1,022,040
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	739,000	763,017
OneMain Finance Corp. Company Guar. Notes 3.50% due 01/15/2027	188,000	190,297
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	195,000	213,038
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	611,000	691,958
Synchrony Financial Senior Notes 4.50% due 07/23/2025	8,173,000	9,093,938

		13,395,619

Finance-Credit Card - 0.3%

Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,340,000	1,375,175
American Express Co. Senior Notes 3.40% due 02/22/2024	1,748,000	1,866,383
American Express Co. Senior Notes 4.20% due 11/06/2025	1,230,000	1,398,127
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	2,589,000	2,702,781
Visa, Inc. Senior Notes 0.75% due 08/15/2027	852,000	837,992

		8,180,458

Finance-Investment Banker/Broker - 0.1%

Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	1,400,000	1,466,500
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	767,000	783,337
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	195,000	202,069

		2,451,906

Finance-Mortgage Loan/Banker - 0.1%

Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	1,904,000	2,056,320
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	970,000	990,612
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	295,000	310,488

		3,357,420

Financial Guarantee Insurance - 0.1%

Assured Guaranty U.S. Holdings, Inc. Company Guar. Notes 3.60% due 09/15/2051	824,000	850,171
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	711,000	804,319

		1,654,490

Food-Meat Products - 0.2%

Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	1,400,000	1,402,446
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	1,620,000	1,775,421
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	1,806,000	2,108,139

		5,286,006

Food-Misc./Diversified - 0.3%

Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,863,000	2,467,095

Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	724,000	899,281
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	2,923,000	3,215,486
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,407,000	1,419,311

		8,001,173

Food-Retail - 0.1%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	1,460,000	1,545,775
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	779,000	835,477

		2,381,252

Food-Wholesale/Distribution - 0.4%

C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,399,000	1,385,010
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,056,000	1,099,560
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	3,560,000	4,308,871
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	2,067,000	2,495,525
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	501,000	645,882
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	735,000	1,175,206

		11,110,054

Gambling (Non-Hotel) - 0.1%

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.63% due 09/01/2029*	801,000	821,273
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	801,000	821,282

		1,642,555

Hotels/Motels - 0.4%

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	1,800,000	1,822,500
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	697,000	723,486
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	3,439,000	3,509,339
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	4,214,000	4,843,759
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	1,247,000	1,379,494

		12,278,578

Human Resources - 0.1%

Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	928,000	960,867
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,324,000	1,264,420
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	1,425,000	1,435,688

		3,660,975

Independent Power Producers - 0.2%

Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	933,000	915,096
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	543,000	552,502
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	857,000	907,306
Clearway Energy Operating LLC Company Guar. Notes 5.00% due 09/15/2026	748,000	767,635
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	422,000	424,110
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,266,000	1,284,990

		4,851,639

Instruments-Controls - 0.0%

Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022#	322,000	322,039

Insurance Brokers - 0.0%

Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	485,000	547,217

Insurance-Life/Health - 1.1%

Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	1,396,000	1,425,870
Athene Global Funding Sec. Notes 1.00% due 04/16/2024*	3,001,000	3,022,223
Athene Global Funding Sec. Notes 2.67% due 06/07/2031*	2,631,000	2,696,811
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	2,268,000	2,269,872
Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*	3,743,000	3,747,315
Equitable Financial Life Global Funding Sec. Notes 1.30% due 07/12/2026*	2,311,000	2,316,809
Ohio National Financial Services, Inc. Senior Notes 5.80% due 01/24/2030*	2,934,000	3,361,193
Penn Mutual Life Insurance Co. Sub. Notes 3.80% due 04/29/2061*	932,000	995,231
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	2,167,000	2,166,644
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	4,883,000	4,977,121
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	475,000	562,289
SBL Holdings, Inc. Senior Notes 5.00% due 02/18/2031*	1,615,000	1,737,468
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	942,000	948,790
Western & Southern Life Insurance Co. Sub. Notes 3.75% due 04/28/2061*	958,000	1,067,165

		31,294,801

Insurance-Mutual - 0.1%

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	1,494,000	1,582,884

Insurance-Property/Casualty - 0.1%

Alleghany Corp. Senior Notes 3.25% due 08/15/2051	653,000	667,015
Old Republic International Corp. Senior Notes 3.85% due 06/11/2051	1,691,000	1,851,871

		2,518,886

Internet Telephone - 0.0%

Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	1,050,000	1,038,188

Investment Management/Advisor Services - 0.2%

AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	1,206,000	1,233,135
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	2,055,000	2,087,065
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	1,153,000	1,173,178

		4,493,378

Machinery-Construction & Mining - 0.1%

Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	3,194,000	3,212,493

Machinery-Farming - 0.1%

CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,392,000	2,579,271

Medical Labs & Testing Services - 0.0%

Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	329,000	325,040
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	500,000	523,750

		848,790

Medical-Biomedical/Gene - 0.2%

Amgen, Inc. Senior Notes 2.80% due 08/15/2041	3,527,000	3,490,004
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	635,000	610,987
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	500,000	472,576

		4,573,567

Medical-Drugs - 0.4%

AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	1,876,000	2,201,630
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	2,265,000	2,742,862

Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	2,852,000	2,834,042
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,583,000	1,664,255
Organon Finance 1 LLC Senior Sec. Notes 4.13% due 04/30/2028*	682,000	703,619
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	405,000	424,829
Pfizer, Inc. Senior Notes 1.75% due 08/18/2031	987,000	982,304

		11,553,541

Medical-Generic Drugs - 0.3%

Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,248,000	1,263,600
Viatris, Inc. Company Guar. Notes 3.85% due 06/22/2040*	1,523,000	1,648,580
Viatris, Inc. Company Guar. Notes 4.00% due 06/22/2050*	4,263,000	4,628,777

		7,540,957

Medical-HMO - 0.2%

Humana, Inc. Senior Notes 1.35% due 02/03/2027	1,126,000	1,121,176
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	2,640,000	2,674,003
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,346,000	1,494,765

		5,289,944

Medical-Hospitals - 0.3%

Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	669,000	697,432
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	646,000	681,530
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	912,000	962,160
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	2,599,000	2,788,831
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	1,829,000	1,865,979
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,156,000	1,153,110
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	953,000	966,104

		9,115,146

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	2,962,000	3,494,610

Metal-Copper - 0.1%

Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	367,000	383,515
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	503,000	553,929
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	527,000	583,231

		1,520,675

Multimedia - 0.3%

Viacom, Inc. Senior Notes 4.38% due 03/15/2043	6,567,000	7,672,592
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	1,989,000	1,978,588

		9,651,180

Non-Profit Charity - 0.1%

Ford Foundation Notes 2.82% due 06/01/2070	1,693,000	1,728,760

Oil Companies-Exploration & Production - 1.2%

Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	1,210,000	1,231,090
Apache Corp. Senior Notes 4.38% due 10/15/2028	958,000	1,033,672
Apache Corp. Senior Notes 4.75% due 04/15/2043	828,000	888,295
Apache Corp. Senior Notes 5.35% due 07/01/2049	1,822,000	2,031,530
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	2,093,000	2,195,620
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	1,946,000	2,093,943
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,721,000	1,969,370

Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	777,000	817,793
Hess Corp. Senior Notes 6.00% due 01/15/2040	4,317,000	5,539,928
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	672,000	682,080
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,194,000	1,226,835
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	1,108,000	1,119,080
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	1,245,000	1,285,463
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	2,910,000	3,859,058
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	1,360,000	1,766,320
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	674,000	703,488
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	618,000	695,287
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	616,000	744,867
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,383,000	1,636,587
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	887,000	1,160,577
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	814,000	844,973

		33,525,856

Oil Companies-Integrated - 0.8%

BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	3,360,000	3,188,043
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	2,300,000	2,373,103
BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	5,638,000	6,253,154
Chevron Corp. Senior Notes 1.55% due 05/11/2025	4,026,000	4,129,529
Chevron Corp. Senior Notes 2.36% due 12/05/2022	924,000	944,012
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	1,424,000	1,404,620
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	1,196,000	1,486,859
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	1,911,000	2,627,982
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	1,213,000	1,276,683

		23,683,985

Oil Refining & Marketing - 0.0%

PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,756,000	1,150,180

Oil-Field Services - 0.3%

Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,301,000	1,351,414
Halliburton Co. Senior Notes 4.75% due 08/01/2043	1,189,000	1,356,831
Halliburton Co. Senior Notes 4.85% due 11/15/2035	2,010,000	2,379,450
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	1,253,000	1,400,971
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,198,000	1,244,782

		7,733,448

Paper & Related Products - 0.6%

Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,383,000	1,419,926
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044#	5,162,000	5,443,240
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	7,998,000	7,940,503
Sylvamo Corp. Company Guar. Notes 7.00% due 09/01/2029*	1,700,000	1,758,684

		16,562,353

Petrochemicals - 0.1%

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,363,000	1,425,622

Pharmacy Services - 0.2%

Cigna Corp. Senior Notes 3.40% due 03/15/2051	2,348,000	2,505,906
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,223,000	4,008,718

		6,514,624

Pipelines - 1.8%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,365,000	1,421,306
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,535,000	1,584,887
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	747,000	848,835
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	479,000	595,157
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	232,000	237,800
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	1,018,000	1,051,085
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	1,451,000	1,651,208
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	2,533,000	3,258,047
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	2,257,000	2,597,212
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	228,000	209,225
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	1,002,000	1,080,349
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	728,000	842,510
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,499,000	1,474,668
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	552,000	540,960
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	1,317,000	1,307,820
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	3,180,000	3,241,116
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	1,805,000	1,923,056
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,913,000	2,008,095
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	1,864,000	1,901,839
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	1,710,000	1,744,200
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,695,000	1,720,425
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	517,000	555,775
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	880,000	973,034
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	3,147,000	4,262,003
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	934,000	940,071
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	2,338,000	3,083,724
Sunoco Logistics Partners Operations LP Senior Notes 5.35% due 05/15/2045	1,353,000	1,599,077
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	1,181,000	1,284,692
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	1,350,000	1,522,275
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,651,000	1,701,537

Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	2,864,000	3,818,812

		50,980,800

Poultry - 0.1%

Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	917,000	978,686
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	964,000	981,015

		1,959,701

Printing-Commercial - 0.1%

Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	1,345,000	1,440,159

Protection/Safety - 0.1%

APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	1,425,000	1,425,000
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	973,000	938,901
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	435,000	470,600

		2,834,501

Real Estate Investment Trusts - 1.2%

Boston Properties LP Senior Notes 2.55% due 04/01/2032	1,064,000	1,076,362
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	736,000	740,096
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	2,217,000	2,396,531
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	680,000	698,700
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	1,450,000	1,446,310
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	715,000	728,621
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	947,000	997,901
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	1,747,000	1,678,090
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	4,253,000	4,481,136
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,836,000	1,845,180
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.75% due 06/15/2029*	345,000	352,762
Lexington Realty Trust Company Guar. Notes 2.38% due 10/01/2031	1,602,000	1,588,802
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	694,000	713,501
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	137,000	145,049
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	1,430,000	1,416,876
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	3,439,000	3,471,606
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	1,795,000	1,851,606
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 4.88% due 05/15/2029*	281,000	288,885
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	680,000	724,200
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	634,000	653,825
Rexford Industrial Realty LP Company Guar. Notes 2.15% due 09/01/2031	1,126,000	1,106,777
Service Properties Trust Senior Notes 3.95% due 01/15/2028	48,000	45,600
Service Properties Trust Senior Notes 4.75% due 10/01/2026	148,000	147,630
Service Properties Trust Senior Notes 4.95% due 10/01/2029	155,000	152,287

Service Properties Trust Senior Notes 5.25% due 02/15/2026	288,000	295,200
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	78,000	83,677
Spirit Realty LP Company Guar. Notes 2.70% due 02/15/2032	522,000	525,822
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	350,000	352,187
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025#	1,739,000	1,821,602
Tanger Properties LP Senior Notes 2.75% due 09/01/2031	1,127,000	1,099,355
Vornado Realty LP Senior Notes 2.15% due 06/01/2026	734,000	751,482
Vornado Realty LP Senior Notes 3.40% due 06/01/2031	67,000	70,019
Welltower, Inc. Senior Notes 2.80% due 06/01/2031	618,000	646,727

		34,394,404

Real Estate Management/Services - 0.0%

Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,266,000	1,370,964

Real Estate Operations & Development - 0.1%

Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,072,000	1,102,788
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 02/01/2030	750,000	770,460

		1,873,248

Recreational Vehicles - 0.1%

Brunswick Corp. Senior Notes 2.40% due 08/18/2031	2,027,000	1,990,553

Recycling - 0.0%

Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,320,000	1,369,500

Rental Auto/Equipment - 0.1%

Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*#	1,495,000	1,458,372

Research & Development - 0.0%

Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	170,000	178,466
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	627,000	675,593

		854,059

Resorts/Theme Parks - 0.1%

SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	1,480,000	1,477,706
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,285,000	1,389,406

		2,867,112

Retail-Automobile - 0.1%

Carvana Co. Company Guar. Notes 4.88% due 09/01/2029*	545,000	539,386
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	1,091,000	1,126,054

		1,665,440

Retail-Building Products - 0.0%

Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	1,397,000	1,390,015

Retail-Discount - 0.0%

Walmart, Inc. Senior Notes 2.55% due 04/11/2023	1,124,000	1,160,262

Retail-Major Department Stores - 0.1%

Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024	854,000	859,597
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031	598,000	621,663
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044#	1,397,000	1,388,131

		2,869,391

Retail-Pawn Shops - 0.0%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,342,000	1,395,559

Retail-Petroleum Products - 0.0%

Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,326,000	1,402,245

Retail-Regional Department Stores - 0.3%

Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	1,287,000	1,350,738

Kohl’s Corp. Senior Notes 5.55% due 07/17/2045#	5,144,000	6,379,415

		7,730,153

Retail-Restaurants - 0.3%

Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	933,000	986,648
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*#	1,870,000	1,804,550
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	1,399,000	1,386,304
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,305,000	1,383,300
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	1,184,000	1,328,577
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,458,000	1,817,459

		8,706,838

Satellite Telecom - 0.1%

Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,260,000	1,431,675

Savings & Loans/Thrifts - 0.2%

First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,467,000	2,514,793
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028#	2,968,000	3,219,578

		5,734,371

Security Services - 0.1%

Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	775,000	774,930
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,119,000	1,175,320
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	220,000	231,000

		2,181,250

Steel-Producers - 0.1%

Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*#	645,000	678,863
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	775,000	831,187
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	651,000	711,218
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,385,000	1,417,471
Periama Holdings LLC Company Guar. Notes COMPANY GUARNT 5.95% due 04/19/2026	200,000	217,072

		3,855,811

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 5.45% due 11/15/2079	3,061,000	4,323,315

Telecom Services - 0.1%

Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,365,000	1,426,425

Telephone-Integrated - 1.3%

AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	777,000	794,045
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	7,913,000	9,386,291
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	949,000	1,156,048
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	1,721,000	2,129,515
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	3,063,000	3,799,592
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	1,217,000	1,258,378
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	1,565,000	1,606,973
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	2,265,000	2,187,892
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	5,931,000	5,740,067
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	1,229,000	1,333,696
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	2,949,000	3,237,494
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,053,000	1,259,392

Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	769,000	926,114
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,206,000	1,227,105

		36,042,602

Television - 0.1%

Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	900,000	1,055,250
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	924,000	1,083,390
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	988,000	976,440

		3,115,080

Transport-Air Freight - 0.1%

Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,476,000	1,526,435

Transport-Equipment & Leasing - 0.1%

GATX Corp. Senior Notes 4.35% due 02/15/2024	2,833,000	3,065,462

Transport-Rail - 0.1%

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,091,000	1,360,270
Norfolk Southern Corp. Senior Notes 2.30% due 05/15/2031	403,000	413,275
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	1,995,000	2,408,229

		4,181,774

Transport-Services - 0.2%

FedEx Corp. Company Guar. Notes 2.40% due 05/15/2031	628,000	645,823
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	2,274,505	2,279,998
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	1,488,000	1,642,982

		4,568,803

Trucking/Leasing - 0.1%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	2,929,000	3,202,257

Vitamins & Nutrition Products - 0.1%

HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	2,900,000	2,907,250

Water - 0.0%

Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	1,204,000	1,262,849

Total U.S. Corporate Bonds & Notes
(cost $854,211,969)		895,551,805

FOREIGN CORPORATE BONDS & NOTES - 11.6%
Agricultural Chemicals - 0.1%

Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,361,000	1,405,232
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,079,000	1,112,719

		2,517,951

Agricultural Operations - 0.1%

Viterra Finance BV Company Guar. Notes 3.20% due 04/21/2031*	1,817,000	1,866,322

Airlines - 0.1%

Air Canada Senior Sec. Notes 3.88% due 08/15/2026*	1,430,000	1,438,952

Auto-Cars/Light Trucks - 0.2%

Hyundai Capital Services, Inc. Senior Notes 1.25% due 02/08/2026*	1,651,000	1,635,518
Kia Corp. Senior Notes 1.00% due 04/16/2024*	1,560,000	1,564,566
Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*	1,688,000	1,758,458

		4,958,542

Banks-Commercial - 1.9%

Akbank TAS Senior Notes 6.80% due 02/06/2026	200,000	212,696
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	475,000	474,810
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	200,000	215,502
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	2,425,000	2,748,252

Bank of Montreal Senior Notes 2.05% due 11/01/2022	4,636,000	4,733,078
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	714,000	720,514
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	2,021,000	2,017,606
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025#	1,423,000	1,420,400
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	1,266,000	1,322,660
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	5,418,000	5,378,511
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	349,000	350,295
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	2,450,000	2,605,037
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,541,000	1,634,767
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	2,063,000	2,094,750
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	700,000	695,450
ING Groep NV Senior Notes 1.40% due 07/01/2026*	4,433,000	4,460,983
ING Groep NV Senior Notes 4.63% due 01/06/2026*	1,385,000	1,579,174
Intesa Sanpaolo SpA Sub. Notes 4.20% due 06/01/2032*	887,000	913,224
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	1,977,000	2,059,555
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026	200,000	198,840
National Australia Bank, Ltd. Sub. Notes 2.99% due 05/21/2031*	879,000	903,579
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	2,443,000	2,439,573
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	2,096,000	2,137,770
Philippine National Bank Senior Notes 3.28% due 09/27/2024	700,000	732,480
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	1,530,000	1,599,024
Standard Chartered PLC Sub. Notes 3.27% due 02/18/2036*	3,547,000	3,565,991
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	5,534,000	5,560,523

		52,775,044

Building-Residential/Commercial - 0.1%

Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	511,000	523,775
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	914,000	952,845

		1,476,620

Cable/Satellite TV - 0.1%

Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,608,000	2,605,913
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,255,000	1,281,418

		3,887,331

Casino Hotels - 0.1%

Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,285,000	1,329,583
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,343,000	1,334,606

		2,664,189

Cellular Telecom - 0.3%

Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	1,065,000	1,076,736
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	121,000	124,479
Altice France SA Senior Sec. Notes 7.38% due 05/01/2026*	233,000	241,847
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	233,544
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	1,972,000	2,075,530
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	1,538,000	1,615,085

Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	1,658,000	2,130,530
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	1,271,000	1,695,527

		9,193,278

Chemicals-Diversified - 0.2%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	1,974,000	2,141,198
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	3,105,000	3,326,433
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	214,263
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	814,000	821,977

		6,503,871

Chemicals-Other - 0.0%

MEGlobal Canada ULC Company Guar. Notes 5.00% due 05/18/2025*	600,000	669,014

Chemicals-Specialty - 0.1%

Methanex Corp. Senior Notes 5.13% due 10/15/2027	1,325,000	1,442,594

Containers-Metal/Glass - 0.0%

Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,280,000	1,377,280

Containers-Paper/Plastic - 0.2%

Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	1,323,000	1,394,111
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	2,858,000	3,613,255

		5,007,366

Cruise Lines - 0.3%

Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,530,000	1,564,746
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	177,000	187,616
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	1,721,000	1,626,345
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	687,000	688,718
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	1,277,000	1,245,075
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	532,000	536,604
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*	301,000	299,495
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,414,000	1,398,093

		7,546,692

Diversified Banking Institutions - 2.5%

Banco Santander SA Senior Notes 2.71% due 06/27/2024	2,000,000	2,113,020
Barclays PLC Sub. Notes 3.56% due 09/23/2035	3,814,000	3,986,193
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	3,945,000	3,913,051
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	3,218,000	3,233,340
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	3,741,000	3,881,669
BNP Paribas SA Sub. Notes 4.38% due 03/01/2033*	2,425,000	2,693,256
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	2,318,000	2,295,802
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	3,013,000	2,926,594
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	1,400,000	1,436,581
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	3,839,000	3,852,329
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	1,310,000	1,455,257
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	2,346,000	2,440,410
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	4,405,000	4,615,163

Natwest Group PLC Senior Notes 1.64% due 06/14/2027	1,415,000	1,423,912
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	5,396,000	5,416,314
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	531,000	575,556
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	1,489,000	1,487,225
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	4,013,000	4,124,125
Societe Generale SA Senior Notes 2.89% due 06/09/2032*	849,000	866,059
Societe Generale SA Company Guar. Notes 3.63% due 03/01/2041*	1,620,000	1,658,215
UBS Group AG Senior Notes 1.49% due 08/10/2027*	1,610,000	1,608,470
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	616,000	629,749
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	299,558
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	3,353,000	3,415,485
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	3,147,000	3,208,419
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	5,054,000	5,587,060
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	2,457,000	2,509,088

		71,651,900

Diversified Financial Services - 0.4%

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	9,100,000	11,037,983

Diversified Manufacturing Operations - 0.1%

Siemens Financieringsmaatschappij NV Company Guar. Notes 2.15% due 03/11/2031*	1,212,000	1,235,081
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	2,021,000	2,191,358

		3,426,439

Diversified Minerals - 0.3%

Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	1,469,000	1,494,572
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.38% due 04/01/2031*	405,000	436,225
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	771,000	836,535
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	4,177,000	5,557,976

		8,325,308

Electric-Distribution - 0.0%

Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	400,000	417,004
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027#	200,000	208,502
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	450,000	468,000

		1,093,506

Electric-Generation - 0.1%

LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	627,690	738,320
Minejesa Capital BV Senior Sec. Notes 4.63% due 08/10/2030	400,000	417,500
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	500,000	541,875
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	800,000	804,000

		2,501,695

Electric-Integrated - 0.3%

Empresas Publicas de Medellin ESP Senior Notes 4.25% due 07/18/2029	200,000	199,700
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	845,000	835,502
Enel Finance International NV Company Guar. Notes 2.88% due 07/12/2041*	2,426,000	2,377,744

Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	2,225,000	2,804,341
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	1,717,000	1,772,803

		7,990,090

Electric-Transmission - 0.0%

Transelec SA Senior Notes 4.25% due 01/14/2025	200,000	217,502

Energy-Alternate Sources - 0.0%

Greenko Solar Mauritius, Ltd. 5.95% due 07/29/2026	200,000	213,557
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	600,000	629,802
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	400,000	412,500

		1,255,859

Finance-Consumer Loans - 0.1%

goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	1,227,000	1,265,344
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	541,000	557,230

		1,822,574

Finance-Leasing Companies - 0.0%

BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*	665,000	665,153

Food-Meat Products - 0.0%

BRF SA Senior Notes 4.88% due 01/24/2030*	400,000	413,288
Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*	200,000	196,468

		609,756

Gold Mining - 0.1%

AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030#	1,779,000	1,862,079

Independent Power Producers - 0.0%

Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	277,500	292,058

Industrial Gases - 0.0%

Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	400,000	409,994

Insurance-Property/Casualty - 0.2%

Enstar Group, Ltd. Senior Notes 3.10% due 09/01/2031	2,016,000	2,013,165
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	3,803,000	4,369,052

		6,382,217

Internet Financial Services - 0.1%

ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	1,640,000	1,693,300

Investment Companies - 0.4%

Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	1,100,000	1,083,500
JAB Holdings BV Company Guar. Notes 3.75% due 05/28/2051*	1,640,000	1,799,864
MDGH - GMTN BV Company Guar. Notes 3.70% due 11/07/2049	400,000	444,015
Temasek Financial I, Ltd. Company Guar. Notes 2.75% due 08/02/2061*#	7,373,000	7,470,136

		10,797,515

Machinery-Construction & Mining - 0.1%

Weir Group PLC Senior Notes 2.20% due 05/13/2026*	4,018,000	4,063,716

Medical Products - 0.1%

STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	2,569,000	2,810,624

Medical-Biomedical/Gene - 0.1%

Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	2,730,000	2,663,638

Medical-Drugs - 0.1%

Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	535,000	529,650

Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	1,522,000	1,652,605

		2,182,255

Metal-Aluminum - 0.0%

Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028#	600,000	736,800

Metal-Copper - 0.1%

First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	647,000	676,099
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	1,320,000	1,419,000

		2,095,099

Metal-Diversified - 0.0%

Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	400,000	406,268

Metal-Iron - 0.0%

Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,262,000	1,375,580

Motion Pictures & Services - 0.1%

Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,751,000	1,799,153

Multimedia - 0.0%

Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*#	600,000	613,806

Oil Companies-Exploration & Production - 0.2%

Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	1,130,000	1,146,856
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	895,000	941,773
Oil India, Ltd. Senior Notes 5.13% due 02/04/2029	200,000	227,767
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	200,000	188,510
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	2,057,000	2,125,827
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	1,424,000	1,395,520
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	700,000	717,500

		6,743,753

Oil Companies-Integrated - 0.2%

Ecopetrol SA Senior Notes 5.88% due 05/28/2045	100,000	107,225
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	540,000	650,846
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030	200,000	212,760
Petro-Canada Senior Notes 5.95% due 05/15/2035	968,000	1,278,079
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	600,000	674,214
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	600,000	513,942
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	600,000	635,628
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	330,000	348,742
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	720,000	697,198
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	600,000	529,710
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030	400,000	416,448

		6,064,792

Paper & Related Products - 0.3%

Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*	3,013,000	3,065,185
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	2,367,000	2,374,101
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	2,880,000	3,024,029

		8,463,315

Petrochemicals - 0.0%

Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026	200,000	222,106

Pipelines - 0.1%

AI Candelaria Spain SLU Senior Sec. Notes 7.50% due 12/15/2028	366,000	405,345
Enbridge, Inc. Company Guar. Notes 2.50% due 08/01/2033	1,743,000	1,760,598
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes SR SECURED 2.63% due 03/31/2036	300,000	299,688

		2,465,631

Real Estate Investment Trusts - 0.0%

Trust Fibro Uno Senior Notes 6.39% due 01/15/2050	400,000	486,120

Rental Auto/Equipment - 0.3%

Triton Container International, Ltd. Senior Sec. Notes 2.05% due 04/15/2026*	4,193,000	4,231,002
Triton Container International, Ltd. Senior Sec. Notes 3.15% due 06/15/2031*	3,181,000	3,251,594

		7,482,596

Retail-Petroleum Products - 0.1%

eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,725,000	1,772,438

Satellite Telecom - 0.1%

Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	2,005,000	2,080,188
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	999,000	921,887
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	879,000	742,491

		3,744,566

Security Services - 0.1%

Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	410,000	411,794
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	200,000	200,500
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	1,379,000	1,382,447

		1,994,741

Semiconductor Components-Integrated Circuits - 0.1%

TSMC Global, Ltd. Company Guar. Notes 0.75% due 09/28/2025*	3,001,000	2,953,172

Sovereign - 0.0%

Hazine Mustesarligi Varlik Kiralama AS Senior Notes 5.13% due 06/22/2026*#	1,000,000	1,007,452

Steel-Producers - 0.0%

Shandong Iron & Steel Xinheng International Co., Ltd. Company Guar. Notes 6.85% due 09/25/2022	320,000	332,958

SupraNational Banks - 0.8%

African Development Bank Senior Notes 0.75% due 04/03/2023	3,144,000	3,170,818
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	3,756,000	3,875,403
Inter-American Development Bank Bonds 1.13% due 07/20/2028	4,436,000	4,431,242
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	4,431,000	4,355,673
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	2,177,000	2,393,411
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	3,681,000	3,698,851

		21,925,398

Telecom Services - 0.1%

Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	1,389,000	1,379,833
NTT Finance Corp. Company Guar. Notes 1.16% due 04/03/2026*	1,669,000	1,668,338

		3,048,171

Telephone-Integrated - 0.1%

Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	1,614,000	1,968,132

Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	500,000	626,583

		2,594,715

Transport-Rail - 0.0%

Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	608,000	957,897

Transport-Services - 0.1%

Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	780,000	830,864
Yunda Holding Investment, Ltd. Company Guar. Notes COMPANY GUARNT 2.25% due 08/19/2025	600,000	585,287

		1,416,151

Warehousing & Harbor Transportation Services - 0.0%

DP World PLC Senior Notes 4.70% due 09/30/2049	700,000	780,640

Total Foreign Corporate Bonds & Notes
(cost $318,776,616)		328,563,525

FOREIGN GOVERNMENT OBLIGATIONS - 4.5%
Banks-Special Purpose - 0.3%

BNG Bank NV Senior Notes 0.50% due 11/24/2025*#	1,302,000	1,288,654
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	5,134,000	5,139,748
Korea Development Bank Senior Notes 0.50% due 10/27/2023	1,489,000	1,488,345

		7,916,747

Sovereign - 4.2%

Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	2,550,000	2,715,005
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*	200,000	207,040
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029	1,750,000	1,920,975
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	550,000	577,335
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*	1,900,000	2,044,875
Dominican Republic Senior Notes 4.88% due 09/23/2032	3,200,000	3,360,032
Dominican Republic Senior Notes 5.88% due 01/30/2060*	200,000	203,502
Dominican Republic Senior Notes 5.88% due 01/30/2060	1,100,000	1,119,261
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025	650,000	689,812
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027	1,100,000	1,214,136
Emirate of Abu Dhabi Senior Notes 3.13% due 04/16/2030*	3,650,000	4,019,511
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049	400,000	411,496
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024	850,000	752,267
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030	500,000	525,944
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049	250,000	286,878
Federative Republic of Brazil Senior Notes 2.88% due 06/06/2025	400,000	413,064
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030	2,100,000	2,105,460
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	1,600,000	1,515,200
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	950,000	1,008,900
Government of Romania Senior Notes 3.00% due 02/14/2031	150,000	156,425
Government of Romania Senior Notes 4.00% due 02/14/2051*	1,900,000	2,014,133
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	1,620,000	1,715,561
Government of Ukraine Senior Notes 7.25% due 03/15/2033	1,400,000	1,482,583
Government of Ukraine Senior Notes 7.75% due 09/01/2022	150,000	156,552
Government of Ukraine Senior Notes 7.75% due 09/01/2023	1,300,000	1,397,890

Government of Ukraine Senior Notes 7.75% due 09/01/2024	100,000	109,772
Government of Ukraine Senior Notes 9.75% due 11/01/2028	550,000	665,522
Islamic Republic of Pakistan Senior Notes 6.00% due 04/08/2026	2,700,000	2,712,825
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027	300,000	306,750
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	1,500,000	1,605,000
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*	1,520,000	1,515,744
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*	930,000	895,255
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030	3,200,000	3,560,000
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030	3,250,000	3,526,640
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*	1,100,000	1,337,435
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047	400,000	478,048
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*#	3,000,000	2,913,044
Republic of Angola Senior Notes 8.25% due 05/09/2028	350,000	372,492
Republic of Argentina Senior Notes 1.13% due 07/09/2035(12)	1,250,000	435,600
Republic of Argentina Senior Notes 2.00% due 01/09/2038(12)	2,500,000	1,025,400
Republic of Chile Senior Notes 3.10% due 05/07/2041	3,987,000	4,060,201
Republic of Colombia Senior Notes 3.13% due 04/15/2031	3,732,000	3,646,948
Republic of Colombia Senior Notes 3.25% due 04/22/2032	1,523,000	1,486,798
Republic of Colombia Senior Notes 4.50% due 03/15/2029	300,000	326,154
Republic of Colombia Senior Notes 7.38% due 09/18/2037	200,000	258,900
Republic of Colombia Senior Notes 10.38% due 01/28/2033	300,000	448,125
Republic of Ecuador Senior Bonds 1.00% due 07/31/2035(12)	5,100,000	3,672,051
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	1,100,000	979,011
Republic of El Salvador Senior Notes 6.38% due 01/18/2027	300,000	261,003
Republic of El Salvador Senior Notes 8.63% due 02/28/2029	50,000	46,251
Republic of Ghana Senior Notes 8.63% due 04/07/2034*	740,000	748,584
Republic of Ghana Senior Notes 8.63% due 06/16/2049	1,150,000	1,102,551
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	2,250,000	2,817,450
Republic of Guatemala Senior Notes 4.90% due 06/01/2030	1,050,000	1,174,435
Republic of Indonesia Senior Notes 3.85% due 10/15/2030#	300,000	339,308
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025	300,000	330,555
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	800,000	1,279,457
Republic of Italy Senior Notes 3.88% due 05/06/2051	1,662,000	1,867,060
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032(12)	545,556	553,664
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	1,500,000	1,642,140
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	2,050,000	2,287,841
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044	1,100,000	1,394,782
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025	300,000	346,950

Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045	200,000	295,669
Republic of Panama Senior Notes 6.70% due 01/26/2036	100,000	136,824
Republic of Paraquay Senior Notes 4.95% due 04/28/2031	650,000	752,381
Republic of Peru Senior Notes 2.78% due 01/23/2031	1,100,000	1,122,792
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028	250,000	159,375
Republic of the Philippines Senior Notes 1.65% due 06/10/2031	800,000	786,528
Republic of the Philippines Senior Notes 2.95% due 05/05/2045	250,000	251,470
Republic of the Philippines Senior Notes 3.70% due 03/01/2041	1,200,000	1,324,529
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	250,000	370,646
Republic of Turkey Senior Notes 4.25% due 03/13/2025	2,200,000	2,185,212
Republic of Turkey Senior Notes 5.13% due 02/17/2028	1,000,000	990,920
Republic of Turkey Senior Notes 5.60% due 11/14/2024	200,000	207,343
Republic of Turkey Senior Notes 5.75% due 05/11/2047#	250,000	222,360
Republic of Turkey Senior Notes 6.25% due 09/26/2022	1,300,000	1,350,773
Republic of Turkey Senior Notes 6.63% due 02/17/2045#	1,000,000	980,000
Republic of Turkey Senior Notes 7.63% due 04/26/2029	300,000	334,872
Russian Federation Senior Notes 4.38% due 03/21/2029	2,200,000	2,513,852
Russian Federation Senior Notes 5.25% due 06/23/2047	800,000	1,035,024
State of Qatar Senior Notes 3.40% due 04/16/2025*	200,000	216,805
State of Qatar Senior Notes 3.75% due 04/16/2030*	1,800,000	2,050,625
State of Qatar Senior Notes 3.75% due 04/16/2030	600,000	683,542
State of Qatar Senior Notes 4.40% due 04/16/2050	1,000,000	1,238,188
State of Qatar Senior Notes 4.82% due 03/14/2049	2,900,000	3,787,238
Sultanate of Oman Senior Notes 5.38% due 03/08/2027	600,000	634,554
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*	1,000,000	1,128,680
United Mexican States Senior Notes 2.66% due 05/24/2031#	1,230,000	1,217,786
United Mexican States Senior Notes 4.28% due 08/14/2041	6,001,000	6,421,970
United Mexican States Senior Notes 4.50% due 01/31/2050	200,000	217,192
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,423,000	1,597,474
United Mexican States Senior Notes 5.00% due 04/27/2051	1,400,000	1,627,500

		120,385,707

Total Foreign Government Obligations
(cost $125,838,071)		128,302,454

U.S. GOVERNMENT AGENCIES - 39.7%
Federal Home Loan Bank - 0.3%
2.13% due 09/14/2029	7,765,000	8,275,294
3.25% due 11/16/2028	1,000,000	1,143,861
5.50% due 07/15/2036	250,000	373,323

		9,792,478

Federal Home Loan Mtg. Corp. - 7.8%
2.00% due 05/01/2051	6,083,460	6,173,502
2.00% due 06/01/2051	16,720,895	16,968,382
2.00% due 09/01/2051	24,700,000	25,065,587
2.50% due 01/01/2028	502,942	529,200
2.50% due 04/01/2028	1,325,214	1,394,894
2.50% due 03/01/2031	800,104	840,362
2.50% due 10/01/2032	3,619,847	3,799,143
2.50% due 11/01/2032	935,109	989,741
3.00% due 08/01/2027	207,828	220,113
3.00% due 05/01/2035	3,474,400	3,664,515
3.00% due 10/01/2042	1,219,077	1,324,047
3.00% due 11/01/2042	922,642	984,937
3.00% due 02/01/2043	843,237	907,645
3.00% due 04/01/2043	1,777,599	1,915,330
3.00% due 05/01/2043	1,076,032	1,168,711

3.00% due 08/01/2043	3,283,863	3,508,289
3.00% due 10/01/2045	2,544,060	2,690,206
3.00% due 08/01/2046	928,712	980,970
3.00% due 11/01/2046	3,066,655	3,275,698
3.00% due 01/01/2050	202,233	211,416
3.00% due 06/01/2051	26,588,118	27,865,514
3.50% due 01/01/2032	3,086,354	3,309,861
3.50% due 11/01/2041	239,527	260,103
3.50% due 03/01/2042	2,356,317	2,565,844
3.50% due 04/01/2042	1,575,851	1,706,206
3.50% due 06/01/2042	560,623	610,396
3.50% due 08/01/2042	1,201,045	1,307,915
3.50% due 09/01/2043	716,974	780,899
3.50% due 03/01/2045	774,007	832,849
3.50% due 07/01/2045	6,176,094	6,650,311
3.50% due 08/01/2045	1,343,358	1,455,398
3.50% due 11/01/2045	1,596,627	1,716,583
3.50% due 01/01/2046	1,088,290	1,169,499
3.50% due 03/01/2046	1,174,815	1,261,804
3.50% due 12/01/2046	334,932	357,182
3.50% due 11/01/2047	7,844,378	8,339,346
3.50% due 01/01/2048	7,614,773	8,155,505
3.50% due 03/01/2048	10,889,455	11,760,467
3.50% due 08/01/2049	5,243,395	5,611,686
3.50% due 04/01/2050	5,073,650	5,360,873
4.00% due 03/01/2023	41	44
4.00% due 09/01/2040	646,299	710,269
4.00% due 07/01/2044	38,642	42,306
4.00% due 10/01/2045	1,407,711	1,534,141
4.00% due 01/01/2046	14,295,211	15,574,139
4.00% due 01/01/2047	39,359	43,529
4.00% due 07/01/2049	4,187,548	4,554,877
4.00% due 01/01/2050	2,417,697	2,585,611
4.50% due 03/01/2023	1,703	1,782
4.50% due 12/01/2039	384,615	427,507
4.50% due 04/01/2044	59,839	66,132
4.50% due 07/01/2044	723,306	808,800
4.50% due 07/01/2045	9,764,662	10,550,918
4.50% due 05/01/2048	1,380,405	1,499,292
4.50% due 12/01/2048	7,511,546	8,106,311
5.00% due 10/01/2033	590	651
5.00% due 05/01/2034	17,474	19,297
5.00% due 06/01/2039	197,846	226,176
5.00% due 07/01/2040	298,580	337,675
5.00% due 11/01/2043	1,971,269	2,245,298
5.50% due 06/01/2022	760	767
5.50% due 11/01/2032	4,858	5,554
5.50% due 07/01/2034	18,312	21,110
5.50% due 02/01/2035	58,575	65,381
5.50% due 07/01/2035	9,936	11,529
5.50% due 01/01/2036	105,867	122,378
5.50% due 05/01/2037	18,249	21,227
6.00% due 10/01/2033	73,687	83,248
6.00% due 07/01/2035	64,957	73,390
6.00% due 03/01/2040	115,200	136,690
6.50% due 02/01/2035	1,306	1,483
6.50% due 02/01/2036	12,619	14,646
6.50% due 09/01/2036	155	174
6.50% due 05/01/2037	14,833	17,163
6.75% due 09/15/2029	500,000	720,617
6.75% due 03/15/2031	250,000	370,085
Federal Home Loan Mtg. Corp. FRS 1.68% (6 ML+1.49%) due 02/01/2037	71,723	74,483
2.21% (12 ML+1.88%) due 11/01/2037	846,600	899,907
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(2)	1,566,083	1,606,932
Series 4800, Class KG 3.50% due 11/15/2045(2)	279,650	280,415
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.71% (6.80%-1 ML) due 09/15/2039(2)(4)(8)	529,305	79,873

		221,632,736

Federal National Mtg. Assoc. - 21.1%
1.50% due 05/01/2036	4,271,317	4,342,424
1.50% due 03/01/2051	6,419,649	6,314,561
2.00% due 07/01/2035	7,054,767	7,306,176
2.00% due 11/01/2035	6,888,698	7,160,339
2.00% due 05/01/2036	18,424,791	19,081,393
2.00% due 05/01/2041	7,840,673	8,038,866
2.00% due 10/01/2050	9,579,825	9,764,215
2.00% due 12/01/2050	12,140,288	12,319,977
2.00% due 04/01/2051	34,860,857	35,376,835
2.00% due 05/01/2051	19,715,652	20,017,688
2.00% due 06/01/2051	27,383,741	27,789,050
2.50% due 12/01/2026	259,517	272,188
2.50% due 02/01/2028	604,104	634,643
2.50% due 04/01/2028	344,287	362,575
2.50% due 07/01/2031	2,117,807	2,223,751
2.50% due 08/01/2031	9,356,133	9,814,108
2.50% due 01/01/2032	1,678,712	1,762,672
2.50% due 02/01/2032	699,632	734,023
2.50% due 04/01/2035	4,935,633	5,165,635
2.50% due 05/01/2035	7,995,616	8,372,128
2.50% due 05/01/2050	9,502,173	9,955,758
2.50% due 06/01/2050	323,572	336,462
2.50% due 07/01/2050	7,493,504	7,883,778
2.50% due 08/01/2050	3,514,217	3,654,209
2.50% due 10/01/2050	1,757,138	1,830,853
2.50% due 05/01/2051	14,924,111	15,518,630
2.50% due 06/01/2051	25,611,508	26,631,771
3.00% due 10/01/2027	219,236	232,123
3.00% due 12/01/2027	635,948	674,482
3.00% due 01/01/2028	1,066,318	1,130,881
3.00% due 03/01/2030	889,228	945,373
3.00% due 10/01/2030	1,433,707	1,517,752
3.00% due 10/01/2032	3,073,691	3,254,892
3.00% due 02/01/2033	12,483,630	13,207,372
3.00% due 07/01/2034	619,429	653,503
3.00% due 11/01/2039	4,342,680	4,545,626
3.00% due 03/01/2042	1,618,769	1,727,665

3.00% due 12/01/2042	1,862,701	1,994,279
3.00% due 02/01/2043	3,120,246	3,327,367
3.00% due 05/01/2043	1,424,855	1,520,178
3.00% due 02/01/2045	200,068	211,463
3.00% due 05/01/2046	1,424,812	1,505,968
3.00% due 08/01/2046	4,183,853	4,475,456
3.00% due 09/01/2046	758,516	801,761
3.00% due 12/01/2046	266,660	283,305
3.00% due 01/01/2047	1,577,475	1,666,123
3.00% due 04/01/2047	3,497,447	3,706,377
3.00% due 09/01/2048	4,797,660	5,055,337
3.00% due 11/01/2048	10,241,425	10,795,278
3.00% due 06/01/2049	6,584,404	7,021,770
3.00% due 03/01/2050	5,843,749	6,167,528
3.00% due 06/01/2051	26,457,030	27,750,971
3.00% due 08/01/2051	6,859,497	7,221,341
3.50% due 08/01/2026	440,193	470,153
3.50% due 09/01/2026	512,901	547,752
3.50% due 08/01/2027	87,945	93,848
3.50% due 10/01/2028	1,272,506	1,367,031
3.50% due 03/01/2033	1,090,360	1,167,625
3.50% due 08/01/2033	206,188	220,286
3.50% due 12/01/2041	469,770	511,445
3.50% due 03/01/2042	334,553	364,224
3.50% due 08/01/2042	2,858,250	3,098,277
3.50% due 09/01/2042	213,527	232,443
3.50% due 02/01/2043	1,748,873	1,927,871
3.50% due 07/01/2045	1,013,860	1,094,580
3.50% due 08/01/2045	1,074,254	1,155,289
3.50% due 09/01/2045	302,743	325,528
3.50% due 10/01/2045	2,223,466	2,421,435
3.50% due 11/01/2045	2,097,873	2,254,070
3.50% due 12/01/2045	5,074,146	5,453,084
3.50% due 02/01/2046	1,105,451	1,187,850
3.50% due 03/01/2046	3,356,891	3,596,528
3.50% due 07/01/2046	5,669,421	6,132,755
3.50% due 01/01/2047	3,380,363	3,603,435
3.50% due 12/01/2047	15,166,554	16,223,899
3.50% due 04/01/2048	8,169,368	8,793,549
3.50% due 08/01/2049	729,813	770,940
3.50% due 04/01/2050	10,903,182	11,517,605
3.50% due 07/01/2050	23,751,138	25,089,576
4.00% due 11/01/2025	49,020	52,008
4.00% due 03/01/2039	2,226,367	2,401,100
4.00% due 07/01/2040	97,139	107,879
4.00% due 09/01/2040	50,081	55,125
4.00% due 10/01/2040	107,755	117,978
4.00% due 12/01/2040	1,343,433	1,485,362
4.00% due 10/01/2041	743,548	818,332
4.00% due 11/01/2041	587,463	648,240
4.00% due 01/01/2043	2,467,767	2,728,293
4.00% due 02/01/2045	3,481,122	3,844,968
4.00% due 02/01/2046	948,468	1,032,305
4.00% due 06/01/2046	582,685	633,189
4.00% due 01/01/2047	1,942,732	2,101,836
4.00% due 05/01/2047	1,536,827	1,660,715
4.00% due 06/01/2047	2,814,948	3,069,471
4.00% due 07/01/2047	7,709,200	8,299,088
4.00% due 08/01/2047	5,035,602	5,430,356
4.00% due 06/01/2048	5,395,139	5,849,576
4.00% due 09/01/2048	3,654,043	3,922,898
4.00% due 12/01/2048	1,308,905	1,402,554
4.00% due 01/01/2049	5,349,393	5,730,409
4.00% due 03/01/2049	1,757,740	1,882,416
4.00% due 03/01/2050	5,126,026	5,477,309
4.00% due 08/01/2050	14,279,353	15,257,906
4.50% due 11/01/2022	767	803
4.50% due 10/01/2024	183,857	193,218
4.50% due 03/01/2025	157,484	165,348
4.50% due 02/01/2040	664,461	749,490
4.50% due 05/01/2040	150,163	166,536
4.50% due 08/01/2045	7,834,628	8,798,845
4.50% due 06/01/2048	4,631,146	5,024,917
4.50% due 10/01/2048	3,328,103	3,603,338
4.50% due 11/01/2048	3,984,428	4,322,139
4.50% due 12/01/2048	5,741,844	6,213,797
4.50% due 10/01/2049	4,054,249	4,389,393
5.00% due 06/01/2022	2,063	2,147
5.00% due 01/01/2023	3,894	4,052
5.00% due 04/01/2023	4,562	4,750
5.00% due 10/01/2024	59,811	62,361
5.00% due 09/01/2033	282,077	320,919
5.00% due 10/01/2033	1,360	1,550
5.00% due 03/01/2034	21,862	24,912
5.00% due 03/01/2037	2,693	2,951
5.00% due 04/01/2040	266,260	292,649
5.00% due 05/01/2040	363,164	411,331
5.00% due 06/01/2040	1,206,935	1,368,317
5.00% due 07/01/2040	117,612	131,652
5.00% due 02/01/2045	1,232,303	1,401,416
5.50% due 12/01/2029	100,550	112,302
5.50% due 04/01/2033	28,327	32,694
5.50% due 12/01/2033	44,697	51,738
5.50% due 07/01/2037	143,046	166,505
5.50% due 08/01/2037	1,309,063	1,519,721
5.50% due 06/01/2038	116,027	135,183
5.50% due 09/01/2039	271,632	316,484
6.00% due 02/01/2032	2,497	2,804
6.00% due 08/01/2034	13,333	15,841
6.00% due 11/01/2035	14,590	16,402
6.00% due 06/01/2036	29,507	35,061
6.00% due 12/01/2036	220,268	261,746
6.00% due 07/01/2038	266,375	316,140
6.00% due 09/01/2038	161,776	192,239
6.00% due 11/01/2038	139,680	165,634
6.00% due 06/01/2040	44,582	52,732
6.50% due 10/01/2037	9,120	10,465
6.50% due 11/01/2037	20,469	23,163
Federal National Mtg. Assoc. FRS 1.76% (6 ML+1.54%) due 09/01/2035	850,607	883,628
1.89% (12 ML+1.57%) due 05/01/2037	125,658	132,142
1.98% (12 ML+1.66%) due 07/01/2039	569,027	593,209
2.33% (12 ML+1.82%) due 10/01/2040	149,582	158,150

2.24% (12 ML+1.91%) due 08/01/2035	484,862	513,169
2.20% (12 ML+1.77%) due 05/01/2040	725,375	765,692
2.31% (1 Yr USTYCR+2.23%) due 10/01/2035	606,510	637,212
2.33% (12 ML+1.83%) due 10/01/2040	316,621	334,714
2.38% (1 Yr USTYCR+2.27%) due 11/01/2036	274,049	291,525
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	3,516,046	3,717,055
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	5,250,099	5,530,003
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	5,145,272	5,403,261

		597,732,715

Government National Mtg. Assoc. - 4.7%
2.00% due 11/20/2050	15,022,585	15,346,164
2.50% due 05/20/2050	8,561,776	8,878,842
2.50% due 12/20/2050	33,514,977	34,781,130
2.50% due 07/20/2051	9,966,758	10,341,392
3.00% due 02/20/2045	2,375,494	2,528,194
3.00% due 05/20/2045	680,969	721,703
3.00% due 07/20/2045	165,531	175,452
3.00% due 11/20/2045	1,741,245	1,843,751
3.00% due 12/20/2045	1,184,290	1,254,024
3.00% due 01/20/2046	5,901,136	6,248,156
3.00% due 03/20/2046	3,089,105	3,273,640
3.00% due 04/20/2046	5,027,234	5,315,222
3.00% due 05/20/2046	7,563,888	8,021,396
3.00% due 09/20/2047	5,488,371	5,787,634
3.00% due 05/20/2050	10,731,430	11,226,291
3.50% due 03/20/2045	599,681	642,667
3.50% due 04/20/2045	237,096	253,851
3.50% due 07/20/2045	289,462	310,797
3.50% due 07/20/2046	330,663	351,911
3.50% due 03/20/2047	1,685,925	1,793,170
4.00% due 03/20/2044	342,089	374,114
4.00% due 07/20/2045	988,442	1,075,273
4.00% due 05/20/2048	2,707,713	2,885,587
4.00% due 03/20/2049	2,085,368	2,212,505
4.50% due 05/15/2039	392,341	451,199
4.50% due 10/20/2045	1,916,308	2,122,701
4.50% due 04/20/2047	2,792,691	3,016,171
5.00% due 01/15/2040	367,505	422,355
5.50% due 12/15/2039	427,351	489,332
6.00% due 10/15/2039	124,293	139,210
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,900,000	1,954,473

		134,238,307

Uniform Mtg. Backed Securities — 5.8%
1.50% due September 15 TBA	16,000,000	16,259,354
1.50% due September 30 TBA	17,000,000	16,710,469
2.00% due September 15 TBA	8,000,000	8,279,677
2.00% due September 30 TBA	61,800,000	62,678,718
2.50% due September 30 TBA	47,000,000	48,828,594
3.00% due September 30 TBA	11,000,000	11,506,172

		164,262,984

Total U.S. Government Agencies
(cost $1,111,334,277)		1,127,659,220

U.S. GOVERNMENT TREASURIES - 7.1%
United States Treasury Bonds - 2.8%
1.38% due 08/15/2050	2,733,000	2,388,386
1.88% due 02/15/2051	5,500,000	5,425,234
2.38% due 11/15/2049	26,081,000	28,656,499
2.75% due 11/15/2042	406,000	469,485
2.75% due 08/15/2047	1,246,000	1,460,010
2.88% due 11/15/2046	384,000	458,865
3.00% due 05/15/2045	570,000	690,991
3.00% due 11/15/2045	1,729,000	2,101,681
3.00% due 05/15/2047	8,292,000	10,149,278
3.13% due 11/15/2041	2,303,000	2,815,238
3.13% due 02/15/2042	392,000	480,032
3.38% due 11/15/2048	13,798,000	18,127,123
3.75% due 08/15/2041	35,000	46,569
3.88% due 08/15/2040	301,000	405,068
4.25% due 05/15/2039	256,000	358,110
4.38% due 11/15/2039	105,000	149,309
4.38% due 05/15/2040	3,057,000	4,365,539
4.38% due 05/15/2041	433,000	622,285
4.63% due 02/15/2040	65,000	95,324
4.75% due 02/15/2037	564,000	815,421
5.00% due 05/15/2037	153,000	227,080
5.25% due 11/15/2028	354,000	457,075

		80,764,602

United States Treasury Notes - 4.3%
0.13% due 04/30/2023	5,000,000	4,996,484
0.13% due 12/15/2023	1,100,000	1,096,305
0.25% due 05/15/2024	8,000,000	7,978,438
0.50% due 02/28/2026	1,000,000	991,016
0.75% due 04/30/2026	13,500,000	13,512,129
0.88% due 11/15/2030#	2,002,000	1,935,371
1.13% due 02/29/2028	1,000,000	1,007,539
1.13% due 02/15/2031	5,400,000	5,329,969
1.38% due 10/15/2022	10,000,000	10,142,187
1.38% due 08/31/2023	19,000,000	19,438,633
1.38% due 01/31/2025	1,500,000	1,544,531
1.50% due 11/30/2024	1,500,000	1,550,742
1.50% due 02/15/2030	8,520,000	8,724,680
1.63% due 08/15/2022	1,796,000	1,822,238
1.63% due 08/31/2022	1,921,000	1,950,565

1.63% due 12/15/2022	340,000	346,614
1.63% due 02/15/2026	4,839,000	5,035,017
1.63% due 11/30/2026	1,600,000	1,666,812
1.63% due 08/15/2029	10,100,000	10,462,180
1.75% due 09/30/2022	5,137,000	5,228,102
1.75% due 11/15/2029#	6,700,000	7,003,594
2.00% due 02/15/2025	1,729,000	1,817,409
2.00% due 11/15/2026	384,000	407,385
2.25% due 04/30/2024	167,000	175,454
2.25% due 11/15/2024	3,596,000	3,803,191
2.25% due 08/15/2027#	576,000	620,438
2.38% due 05/15/2029	500,000	545,605
2.50% due 01/15/2022	2,401,000	2,422,384
2.63% due 02/15/2029	171,000	189,536

		121,744,548

Total U.S. Government Treasuries
(cost $193,217,153)		202,509,150

COMMON STOCKS - 0.0%
Oil Field Machinery & Equipment - 0.0%

Hi-Crush, Inc.†(5)(6)	66,782	16,028

Pharmacy Services - 0.0%

Akorn, Inc.†	13,495	156,312

Total Common Stocks
(cost $264,266)		172,340

PREFERRED SECURITIES - 0.0%
Sovereign Agency - 0.0%

Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $124,555)	8,067	11,859

PREFERRED SECURITIES/CAPITAL SECURITIES - 1.4%
Banks-Money Center - 0.0%

BBVA Bancomer SA 5.13% due 01/18/2033*	$1,302,000	1,357,218

Building & Construction-Misc. - 0.0%

China Minmetals Corp. 3.75% due 11/13/2022(9)	600,000	613,503

Cellular Telecom - 0.0%

Vodafone Group PLC 5.13% due 06/04/2081	716,000	740,151

Diversified Banking Institutions - 0.2%

JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(9)	2,702,000	2,911,405
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(9)	1,096,000	1,291,910
Societe Generale SA 7.88% due 12/18/2023*(9)	1,754,000	1,944,747

		6,148,062

Electric-Distribution - 0.1%

National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	1,435,000	1,501,031

Electric-Integrated - 0.1%

CMS Energy Corp. 3.75% due 12/01/2050	1,192,000	1,206,900
CMS Energy Corp. 4.75% due 06/01/2050	1,434,000	1,613,250
Dominion Resources, Inc. 5.75% due 10/01/2054	979,000	1,078,627

		3,898,777

Food-Dairy Products - 0.0%

Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(9)	360,000	375,300
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	885,000	1,017,750

		1,393,050

Insurance-Life/Health - 0.2%

Prudential Financial, Inc. 5.63% due 06/15/2043	1,643,000	1,754,547
Prudential Financial, Inc. 5.70% due 09/15/2048	1,184,000	1,394,090
Voya Financial, Inc. 4.70% due 01/23/2048	1,531,000	1,619,516

		4,768,153

Insurance-Multi-line - 0.1%

Allianz SE 3.50% due 11/17/2025*(9)	1,800,000	1,865,700

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Company Guar. Notes 4.30% due 02/01/2061*	4,893,000	4,636,673

Metal-Aluminum - 0.0%

Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(9)	700,000	701,750

Metal-Diversified - 0.0%

Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(9)	400,000	418,501

Oil Companies-Integrated - 0.1%

BP Capital Markets PLC 4.88% due 03/22/2030(9)	2,569,000	2,831,886

Pipelines - 0.1%

EnLink Midstream Partners LP 6.00% due 12/15/2022(9)	1,062,000	797,031
Enterprise Products Operating LLC 5.25% due 08/16/2077	936,000	977,861

		1,774,892

Real Estate Investment Trusts - 0.1%

Scentre Group Trust 2 5.13% due 09/24/2080*	1,875,000	2,020,125

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. 4.00% due 03/15/2060	3,144,000	3,379,108

Transport-Equipment & Leasing - 0.1%

AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,529,000	1,658,338

Total Preferred Securities/Capital Securities
(cost $37,691,476)		39,706,918

ESCROWS AND LITIGATION TRUSTS - 0.0%

ION Media Networks, Inc.†(5)	395	4,750
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	186,000	1,265
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)	267,418	1,845

Total Escrows And Litigation Trusts
(cost $267,418)		7,860

Total Long-Term Investment Securities
(cost $2,701,087,008)		2,783,699,879

SHORT-TERM INVESTMENT SECURITIES - 8.5%
Registered Investment Companies - 8.5%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(10)	214,333,127	214,333,127
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(10)(11)	27,533,521	27,533,521

Total Short-Term Investment Securities
(cost $241,866,648)		241,866,648

TOTAL INVESTMENTS
(cost $2,942,953,656)	106.6%	3,025,566,527
Liabilities in excess of other assets	(6.6)	(186,948,052)

NET ASSETS	100.0%	$2,838,618,475

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $517,164,600 representing 18.2% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 1).
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Par/Share	% of Net Assets
Convertible Bonds & Notes
Hi Crush, Inc. 10.00% due 04/09/2026	10/8/2020	$755,096	$692,677	$995,972	$131.90	0.04%

Common Stocks
Hi-Crush, Inc.	1/29/2021	66,782	88,083	16,028	0.24	0.00

				$1,012,000		0.04%

(7)

PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2021.
(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	The rate shown is the 7-day yield as of August 31, 2021.
(11)

At August 31, 2021, the Fund had loaned securities with a total value of $36,592,245. This was secured by collateral of $27,533,521, which was received in cash and subsequently invested in short-term investments currently valued at $27,533,521 as reported in the Portfolio of Investments. Additional collateral of $9,847,028 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal National Mtg. Assoc.	1.50% to 6.00%	04/01/2026 to 04/01/2059	$653,005
United States Treasury Bills	0.00%	10/07/2021 to 02/17/2022	238,917
United States Treasury Notes/Bonds	0.08% to 4.50%	09/15/2021 to 02/15/2050	8,955,106

(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2021.

REMIC - Real Estate Mortgage Investment Conduit

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

ULC - Unlimited Liability Corp.

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$60,218,776	$—	$60,218,776
U.S. Convertible Bonds & Notes	—	—	995,972	995,972
U.S. Corporate Bonds & Notes	—	895,551,805	—	895,551,805
Foreign Corporate Bonds & Notes	—	328,563,525	—	328,563,525
Foreign Government Obligations	—	128,302,454	—	128,302,454
U.S. Government Agencies	—	1,127,659,220	—	1,127,659,220
U.S. Government Treasuries	—	202,509,150	—	202,509,150
Common Stocks	—	156,312	16,028	172,340
Preferred Securities	11,859	—	—	11,859
Preferred Securities/Capital Securities	—	39,706,918	—	39,706,918
Escrows and Litigation Trusts	—	1,265	6,595	7,860
Short-Term Investment Securities	241,866,648	—	—	241,866,648

Total Investments at Value	$241,878,507	$2,782,669,425	$1,018,595	$3,025,566,527

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.1%
Aerospace/Defense - 3.3%

BAE Systems PLC	2,723,226	$21,281,053
Northrop Grumman Corp.	16,790	6,173,683
Raytheon Technologies Corp.	258,552	21,914,868

		49,369,604

Agricultural Biotech - 0.3%

Corteva, Inc.	99,398	4,370,530

Applications Software - 2.9%

CDK Global, Inc.	102,785	4,275,856
Microsoft Corp.	132,780	40,083,626

		44,359,482

Audio/Video Products - 0.4%

Panasonic Corp.	443,600	5,290,217

Auto-Cars/Light Trucks - 1.1%

General Motors Co.†	347,174	17,014,998

Auto/Truck Parts & Equipment-Original - 0.3%

Lear Corp.	28,694	4,589,318

Banks-Commercial - 0.5%

First Citizens BancShares, Inc., Class A	8,121	7,290,222

Banks-Super Regional - 3.3%

PNC Financial Services Group, Inc.	40,320	7,705,152
US Bancorp	113,870	6,534,999
Wells Fargo & Co.	775,666	35,447,936

		49,688,087

Beverages-Non-alcoholic - 1.3%

Coca-Cola Co.	345,225	19,439,620

Brewery - 0.6%

Constellation Brands, Inc., Class A	43,113	9,102,879

Broadcast Services/Program - 0.9%

Fox Corp., Class A	343,784	12,871,273
Fox Corp., Class B	2,747	95,129

		12,966,402

Building Products-Cement - 0.6%

Vulcan Materials Co.	51,970	9,662,782

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	579,755	35,179,533

Cellular Telecom - 0.8%

Rogers Communications, Inc., Class B	241,879	12,323,530

Chemicals-Diversified - 1.5%

DuPont de Nemours, Inc.	37,300	2,760,946
PPG Industries, Inc.	124,068	19,795,049

		22,555,995

Chemicals-Specialty - 0.6%

Ecolab, Inc.	40,980	9,235,253

Computer Services - 1.6%

Cognizant Technology Solutions Corp., Class A	216,266	16,503,259
Leidos Holdings, Inc.	76,894	7,544,070

		24,047,329

Computers - 1.8%

Apple, Inc.	174,750	26,532,292

Containers-Paper/Plastic - 0.4%

Sealed Air Corp.	88,864	5,423,370

Cosmetics & Toiletries - 2.1%

Procter & Gamble Co.	81,720	11,636,111
Unilever PLC ADR	361,737	20,141,516

		31,777,627

Data Processing/Management - 0.9%

Fidelity National Information Services, Inc.	107,212	13,698,477

Diversified Banking Institutions - 7.6%

Bank of America Corp.	880,972	36,780,581
Citigroup, Inc.	473,255	34,031,767
JPMorgan Chase & Co.	140,997	22,552,470
Morgan Stanley	209,130	21,839,446

		115,204,264

Diversified Manufacturing Operations - 1.5%

General Electric Co.	151,550	15,974,886
Siemens AG	40,995	6,817,341

		22,792,227

Drug Delivery Systems - 0.4%

Becton Dickinson & Co.	26,810	6,748,077

Electric-Distribution - 0.6%

Sempra Energy	65,600	8,682,816

Electric-Integrated - 3.9%

Ameren Corp.	67,033	5,880,135
American Electric Power Co., Inc.	51,553	4,617,602
CenterPoint Energy, Inc.	156,858	3,935,567
Edison International	228,315	13,205,740
Exelon Corp.	95,066	4,660,135
NextEra Energy, Inc.	101,860	8,555,221
Public Service Enterprise Group, Inc.	295,157	18,872,339

		59,726,739

Electronic Components-Semiconductors - 1.5%

Broadcom, Inc.	15,100	7,507,871
Samsung Electronics Co., Ltd. GDR	2,905	4,751,127
Texas Instruments, Inc.	55,560	10,606,960

		22,865,958

Enterprise Software/Service - 1.7%

Open Text Corp.	87,950	4,822,298
Oracle Corp.	95,890	8,546,676
SS&C Technologies Holdings, Inc.	168,136	12,721,170

		26,090,144

Finance-Credit Card - 2.4%

Capital One Financial Corp.	48,255	8,008,882
Mastercard, Inc., Class A	25,980	8,995,055
Visa, Inc., Class A	86,377	19,788,971

		36,792,908

Finance-Investment Banker/Broker - 0.9%

Charles Schwab Corp.	176,829	12,881,993

Finance-Other Services - 0.2%

Intercontinental Exchange, Inc.	25,243	3,017,296

Food-Confectionery - 0.7%

Mondelez International, Inc., Class A	165,260	10,257,688

Food-Dairy Products - 0.7%

Danone SA	150,137	10,967,963

Food-Misc./Diversified - 0.7%

Nestle SA ADR	89,370	11,286,537

Gas-Distribution - 0.3%

NiSource, Inc.	214,326	5,283,136

Home Decoration Products - 0.3%

Newell Brands, Inc.	179,453	4,559,901

Industrial Gases - 0.9%

Linde PLC	41,840	13,162,446

Insurance Brokers - 0.7%

Arthur J. Gallagher & Co.	75,517	10,845,752

Insurance-Life/Health - 1.1%

Equitable Holdings, Inc.	250,575	7,770,331
Prudential Financial, Inc.	90,309	9,561,917

		17,332,248

Insurance-Multi-line - 3.7%

Allstate Corp.	49,790	6,735,591
Chubb, Ltd.	50,400	9,269,568
Hartford Financial Services Group, Inc.	143,287	9,631,752
MetLife, Inc.	486,320	30,151,840

		55,788,751

Insurance-Property/Casualty - 1.3%

Fidelity National Financial, Inc.	188,909	9,224,426
First American Financial Corp.	23,616	1,665,637
Travelers Cos., Inc.	59,590	9,517,119

		20,407,182

Investment Management/Advisor Services - 2.0%

Apollo Global Management, Inc.#	314,696	18,812,527
Raymond James Financial, Inc.	81,207	11,360,859

		30,173,386

Machinery-Construction & Mining - 0.6%

Komatsu, Ltd.	381,800	9,240,035

Machinery-General Industrial - 0.3%

Otis Worldwide Corp.	40,960	3,777,331

Medical Instruments - 1.8%

Alcon, Inc.	96,794	7,973,944
Medtronic PLC	140,043	18,692,940

		26,666,884

Medical Products - 1.4%

Koninklijke Philips NV	216,588	9,983,948
Zimmer Biomet Holdings, Inc.	75,828	11,408,323

		21,392,271

Medical-Drugs - 5.9%

AstraZeneca PLC	164,497	19,255,154
Bayer AG	248,500	13,833,120
Johnson & Johnson	63,600	11,011,068
Merck & Co., Inc.	124,240	9,478,269
Pfizer, Inc.	180,920	8,334,984
Sanofi	189,587	19,614,170
Zoetis, Inc.	38,260	7,826,466

		89,353,231

Medical-HMO - 4.0%

Anthem, Inc.	63,148	23,688,709
Humana, Inc.	28,906	11,719,071
UnitedHealth Group, Inc.	59,082	24,594,064

		60,001,844

Medical-Wholesale Drug Distribution - 0.3%

McKesson Corp.	25,608	5,227,617

Multimedia - 0.6%

Walt Disney Co.†	52,970	9,603,461

Networking Products - 2.4%

Cisco Systems, Inc.	621,145	36,659,978

Non-Hazardous Waste Disposal - 0.8%

Waste Management, Inc.	75,800	11,757,338

Oil Companies-Exploration & Production - 1.3%

ConocoPhillips	223,675	12,420,673
Pioneer Natural Resources Co.	45,630	6,829,442

		19,250,115

Oil Companies-Integrated - 1.5%

BP PLC	3,988,913	16,285,206
Equinor ASA	267,883	5,692,119

		21,977,325

Oil Refining & Marketing - 0.6%

Marathon Petroleum Corp.	158,265	9,380,367

Pharmacy Services - 1.5%

Cigna Corp.	49,105	10,393,073
CVS Health Corp.	142,636	12,322,324

		22,715,397

Pipelines - 2.5%

Enbridge, Inc.	248,360	9,763,031
Enterprise Products Partners LP	783,342	17,437,193
Williams Cos., Inc.	456,630	11,274,195

		38,474,419

Private Equity - 1.1%

Blackstone, Inc., Class A	126,670	15,926,219

Real Estate Investment Trusts - 0.9%

American Tower Corp.	34,010	9,936,702
Boston Properties, Inc.	36,700	4,146,733

		14,083,435

Retail-Apparel/Shoe - 1.0%

Ross Stores, Inc.	128,042	15,160,173

Retail-Building Products - 1.3%

Home Depot, Inc.	36,550	11,921,879
Lowe’s Cos., Inc.	34,952	7,126,363

		19,048,242

Retail-Discount - 0.8%

Dollar General Corp.	54,271	12,097,549

Semiconductor Components-Integrated Circuits - 0.5%

Analog Devices, Inc.	30,451	4,961,990
NXP Semiconductors NV	10,750	2,312,648

		7,274,638

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	25,892	5,286,370

Telephone-Integrated - 1.4%

Verizon Communications, Inc.	392,643	21,595,365

Tobacco - 1.0%

Altria Group, Inc.	123,959	6,226,460
British American Tobacco PLC	226,349	8,492,538

		14,718,998

Transport-Rail - 1.0%

Union Pacific Corp.	72,380	15,694,879

Transport-Services - 0.7%

United Parcel Service, Inc., Class B	56,510	11,055,051

Total Long-Term Investment Securities
(cost $1,311,356,098)		1,456,203,491

SHORT-TERM INVESTMENT SECURITIES - 3.7%
Registered Investment Companies - 3.7%

State Street Institutional Liquid Reserves Fund, Premier Class 0.04%(1)	53,738,264	53,749,012
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	1,980,570	1,980,570

Total Short-Term Investment Securities
(cost $55,729,582)		55,729,582

TOTAL INVESTMENTS
(cost $1,367,085,680)	99.8%	1,511,933,073
Other assets less liabilities	0.2	2,312,395

NET ASSETS	100.0%	$1,514,245,468

#	The security or a portion thereof is out on loan.

At August 31, 2021, the Fund had loaned securities with a total value of $18,812,527. This was secured by collateral of $19,020,548 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$160,220
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	552,615
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	304,114
United States Treasury Bills	0.00%	09/23/2021 to 01/13/2022	488,940
United States Treasury Notes/Bonds	0.13% to 8.00%	09/15/2021 to 05/15/2051	17,514,659

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2021.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,456,203,491	$—	$—	$1,456,203,491
Short-Term Investment Securities	55,729,582	—	—	55,729,582

Total Investments at Value	$1,511,933,073	$—	$—	$1,511,933,073

* For a detailed presentation of investments, please refer to the Portfolio of Investments. See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES - 82.5%(1)@
Domestic Equity Investment Companies - 53.9%

VALIC Co. I Blue Chip Growth Fund†	285,560	$8,089,923
VALIC Co. I Capital Appreciation Fund	273,746	6,632,859
VALIC Co. I Dividend Value Fund	599,137	7,872,655
VALIC Co. I Growth Fund	339,064	8,595,268
VALIC Co. I Large Capital Growth Fund	286,869	6,592,253
VALIC Co. I Mid Cap Index Fund	90,634	2,860,398
VALIC Co. I Mid Cap Strategic Growth Fund	80,269	1,990,677
VALIC Co. I Mid Cap Value Fund	94,976	2,099,925
VALIC Co. I Small Cap Growth Fund	42,304	986,105
VALIC Co. I Small Cap Index Fund	48,075	1,133,116
VALIC Co. I Small Cap Special Values Fund	93,406	1,315,162
VALIC Co. I Small Cap Value Fund	29,912	458,259
VALIC Co. I Stock Index Fund	425,271	24,159,614
VALIC Co. I Systematic Core Fund	436,870	12,428,953
VALIC Co. I Systematic Value Fund	1,544,319	21,002,735
VALIC Co. I U.S. Socially Responsible Fund	65,482	1,752,303

Total Domestic Equity Investment Companies
(cost $84,334,213)		107,970,205

Domestic Fixed Income Investment Companies - 18.4%

VALIC Co. I Core Bond Fund	2,138,972	24,726,521
VALIC Co. I Government Securities Fund	768,236	8,373,772
VALIC Co. I High Yield Bond Fund	195,468	1,528,559
VALIC Co. I Inflation Protected Fund	191,113	2,354,518

Total Domestic Fixed Income Investment Companies
(cost $36,136,248)		36,983,370

International Equity Investment Companies - 9.8%

VALIC Co. I Emerging Economies Fund	120,372	1,272,334
VALIC Co. I Global Real Estate Fund	152,524	1,323,912
VALIC Co. I International Equities Index Fund	638,986	5,424,988
VALIC Co. I International Growth Fund†	250,384	4,975,125
VALIC Co. I International Opportunities Fund	27,012	641,534
VALIC Co. I International Socially Responsible Fund	30,120	820,465
VALIC Co. I International Value Fund	455,753	5,099,876

Total International Equity Investment Companies
(cost $14,692,796)		19,558,234

International Fixed Income Investment Companies - 0.4%

VALIC Co. I International Government Bond Fund (cost $694,132)	59,043	740,397

Total Affiliated Registered Investment Companies
(cost $135,857,389)		165,252,206

U.S. GOVERNMENT TREASURIES - 14.3%
United States Treasury Notes - 14.3%

0.63% due 05/15/2030	2,454,600	2,332,062
0.63% due 08/15/2030	1,051,800	996,498
0.88% due 11/15/2030	4,992,700	4,826,537
1.13% due 02/15/2031	3,751,300	3,702,650
1.50% due 02/15/2030	2,236,000	2,289,716
1.63% due 08/15/2029#	2,885,100	2,988,558
1.63% due 05/15/2031	3,984,900	4,108,806
1.75% due 11/15/2029	2,664,100	2,784,817
2.38% due 05/15/2029	4,216,500	4,601,091

Total U.S. Government Treasuries
(cost $28,399,405)		28,630,735

OPTIONS - PURCHASED - 0.8%

Over the Counter Purchased Put Options†(2)
(cost $1,984,266)	27,000	1,517,490

Total Long-Term Investment Securities
(cost $166,241,060)		195,400,431

SHORT-TERM INVESTMENT SECURITIES - 3.5%
Registered Investment Companies - 3.5%

AB Government Money Market Portfolio, Class AB 0.09%(3)
(cost $7,034,600)	7,034,600	7,034,600

TOTAL INVESTMENTS
(cost $173,275,660)	101.0%	202,435,031
Liabilities in excess of other assets	(1.0)	(2,018,010)

NET ASSETS —	100.0%	$200,417,021

@

The Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

†	Non-income producing security
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(1)	See Note 3
(2)	Options-Purchased

Over the Counter Purchased Put Options

Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at August 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	January 2022	3,675	7,000	$31,658,760	$487,772	$305,639	$(182,133)
S&P 500 Index	Goldman Sachs International	February 2022	3,550	2,000	9,045,360	146,359	95,032	(51,327)
S&P 500 Index	Goldman Sachs International	March 2022	3,700	500	2,261,340	40,884	36,509	(4,375)
S&P 500 Index	JP Morgan Chase Bank, N.A.	February 2022	3,550	2,000	9,045,360	116,700	93,954	(22,746)
S&P 500 Index	UBS AG	January 2022	3,675	5,000	22,613,400	352,617	220,348	(132,269)
S&P 500 Index	UBS AG	March 2022	3,700	10,500	47,488,140	839,934	766,008	(73,926)

				27,000	$122,112,360	$1,984,266	$1,517,490	$(466,776)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of August 31, 2021.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
40	Long	S&P 500 E-Mini Index	September 2021	$8,998,006	$9,041,000	$42,994

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$165,252,206	$—	$—	$165,252,206
U.S. Government Treasuries	—	28,630,735	—	28,630,735
Options - Purchased	—	1,517,490	—	1,517,490
Short-Term Investment Securities	7,034,600	—	—	7,034,600

Total Investments at Value	$172,286,806	$30,148,225	$—	$202,435,031

Other Financial Instruments:†
Futures Contracts	$42,994	$—	$—	$42,994

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.2%
Bermuda - 0.7%

Brilliance China Automotive Holdings, Ltd.†(1)	4,556,000	$3,062,389
Kunlun Energy Co., Ltd.	3,214,000	3,405,147

		6,467,536

Brazil - 3.0%

Banco do Brasil SA	1,315,893	7,743,990
Sao Martinho SA	421,156	2,617,768
SLC Agricola SA	253,323	1,995,896
Vale SA ADR	850,345	16,216,079

		28,573,733

Cayman Islands - 17.3%

Alibaba Group Holding, Ltd.†	1,900,044	40,431,926
Bosideng International Holdings, Ltd.#	5,622,000	4,597,383
Chailease Holding Co., Ltd.	1,081,400	10,399,015
China Hongqiao Group, Ltd.	3,922,000	5,849,629
China Lesso Group Holdings, Ltd.	1,517,000	3,245,650
China Medical System Holdings, Ltd.	1,295,000	2,537,567
China Yongda Automobiles Services Holdings, Ltd.	1,371,000	2,298,676
Country Garden Services Holdings Co., Ltd.	1,300,000	9,903,632
Haitian International Holdings, Ltd.	704,000	2,697,439
Longfor Group Holdings, Ltd.*	1,086,500	4,707,848
Meituan, Class B†*	227,700	7,289,960
SITC International Holdings Co., Ltd.	733,000	3,194,968
Tencent Holdings, Ltd.	798,600	49,410,323
Topsports International Holdings, Ltd.*	3,449,000	4,558,785
Xinyi Glass Holdings, Ltd.	861,000	3,620,043
Xtep International Holdings, Ltd.#	1,946,000	3,317,792
Zhongsheng Group Holdings, Ltd.	602,000	5,031,212

		163,091,848

Chile - 0.3%

Falabella SA	697,680	2,763,330

China - 13.9%

Anhui Conch Cement Co., Ltd.	1,142,500	6,184,450
BOE Technology Group Co., Ltd., Class A	4,759,600	4,285,938
China Construction Bank Corp.	19,542,000	14,121,086
China Vanke Co., Ltd.	2,066,400	5,579,515
Chongqing Brewery Co., Ltd., Class A†	258,094	5,596,589
ENN Natural Gas Co., Ltd., Class A	1,121,235	3,549,398
Fuyao Glass Industry Group Co., Ltd.*	730,000	4,495,947
GF Securities Co., Ltd.	5,448,600	9,695,803
Industrial Bank Co., Ltd., Class A	2,827,530	8,093,406
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	418,800	2,203,767
LONGi Green Energy Technology Co., Ltd., Class A	547,680	7,580,680
PICC Property & Casualty Co., Ltd.	7,620,000	6,887,682
Ping An Bank Co., Ltd., Class A	3,427,299	9,438,965
Postal Savings Bank of China Co., Ltd.*	8,077,000	5,826,070
Sany Heavy Industry Co., Ltd., Class A	1,097,511	4,454,096
Seazen Holdings Co., Ltd., Class A	409,353	2,128,722
TBEA Co., Ltd., Class A	1,722,700	6,538,221
Weichai Power Co., Ltd.	1,993,881	5,029,919
Wuliangye Yibin Co., Ltd., Class A	70,900	2,212,499
Xiamen C & D, Inc., Class A	1,612,098	1,940,544
Zhuzhou Kibing Group Co., Ltd., Class A	2,705,973	11,421,423
Zoomlion Heavy Industry Science and Technology Co., Ltd.	3,426,400	3,264,518

		130,529,238

Hong Kong - 1.5%

China Resources Beer Holdings Co., Ltd.	604,000	4,970,267
Lenovo Group, Ltd.#	7,886,000	8,740,309

		13,710,576

India - 6.5%

Bharat Electronics, Ltd.	2,503,791	6,375,438
GAIL India, Ltd.	3,641,327	7,326,794
HDFC Bank, Ltd. ADR	77,862	6,097,373
Hindalco Industries, Ltd.	478,359	3,079,529
Housing Development Finance Corp., Ltd.	431,608	16,521,794
Mindtree, Ltd.	185,434	9,207,249
Tech Mahindra, Ltd.	606,994	12,056,739

		60,664,916

Malaysia - 0.5%

Public Bank Bhd	4,870,000	4,896,945

Mexico - 2.2%

Arca Continental SAB de CV	517,858	3,335,754
Grupo Aeroportuario del Sureste SAB de CV, Class B†	160,093	2,863,962
Grupo Financiero Banorte SAB de CV, Class O	1,135,201	7,493,208
Grupo Mexico SAB de CV, Class B	1,483,785	6,879,609

		20,572,533

Poland - 0.3%

Powszechny Zaklad Ubezpieczen SA†	283,200	3,001,950

Russia - 8.7%

Alrosa PJSC†	3,294,282	6,556,290
Gazprom PJSC ADR#	1,549,124	12,857,729
Lukoil PJSC ADR	165,919	14,194,370
Magnitogorsk Iron & Steel Works PJSC†	5,847,261	5,890,876
MMC Norilsk Nickel PJSC ADR#	339,058	11,138,055
Rosneft OAO†	1,218,510	8,876,715
Sberbank of Russia PJSC ADR	915,806	16,365,453
Severstal PAO GDR	252,413	5,855,982

		81,735,470

South Africa - 3.9%

African Rainbow Minerals, Ltd.	147,591	2,633,346
Exxaro Resources, Ltd.	227,735	2,892,652
FirstRand, Ltd.	2,421,742	10,317,984
Foschini Group, Ltd.†	444,488	4,568,423
Impala Platinum Holdings, Ltd.	279,998	4,296,467
Mr. Price Group, Ltd.	255,326	3,830,351
MTN Group, Ltd.†	394,186	3,621,043

Woolworths Holdings, Ltd.†	1,064,989	4,666,487

		36,826,753

South Korea - 17.8%

AfreecaTV Co., Ltd.	29,764	3,935,332
BGF retail Co., Ltd.	18,191	2,800,546
CJ CheilJedang Corp.	11,568	4,524,635
GS Engineering & Construction Corp.	73,050	2,819,429
Hana Financial Group, Inc.	278,108	10,805,783
Hankook Tire & Technology Co., Ltd.	79,194	3,182,923
Industrial Bank of Korea	508,693	4,518,986
Kakao Corp.	81,691	10,920,786
Kia Corp.	149,953	11,006,081
KIWOOM Securities Co., Ltd.	42,135	4,288,180
LG Chem, Ltd.	16,370	10,702,023
Osstem Implant Co., Ltd.	15,144	2,093,737
POSCO#	24,163	7,023,098
Samsung Electro-Mechanics Co., Ltd.	44,425	7,069,225
Samsung Electronics Co., Ltd.	624,110	41,286,159
Samsung Securities Co. Ltd.	111,211	4,743,097
Shinhan Financial Group Co., Ltd.	298,347	9,996,792
SK Hynix, Inc.	228,415	20,980,808
SK Telecom Co., Ltd.	17,390	4,469,550

		167,167,170

Taiwan - 17.1%

ASE Technology Holding Co., Ltd.	1,495,000	6,931,910
AU Optronics Corp.	6,765,000	4,296,246
Cathay Financial Holding Co., Ltd.	3,708,000	7,974,337
Evergreen Marine Corp Taiwan, Ltd.	1,002,000	4,917,170
Far Eastern New Century Corp.	2,493,000	2,703,183
Fubon Financial Holding Co., Ltd.	4,063,000	12,461,616
Giant Manufacturing Co., Ltd.	249,000	3,009,905
Lite-On Technology Corp.	1,139,000	2,515,265
Micro-Star International Co., Ltd.	770,000	3,625,850
Nanya Technology Corp.	1,531,000	3,668,191
Novatek Microelectronics Corp.	295,000	4,779,440
Realtek Semiconductor Corp.	271,000	5,417,360
Taiwan Semiconductor Manufacturing Co., Ltd.	2,621,000	58,068,956
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	126,085	15,005,376
Uni-President Enterprises Corp.	1,800,000	4,695,906
United Microelectronics Corp.	3,152,000	7,176,690
Yageo Corp.	225,000	3,892,958
Yuanta Financial Holding Co., Ltd.	11,178,520	10,084,002

		161,224,361

Thailand - 2.3%

Kasikornbank PCL	2,013,400	7,651,951
PTT Exploration & Production PCL	2,571,800	8,896,477
Siam Cement PCL	402,800	5,373,583

		21,922,011

Turkey - 0.9%

Arcelik AS	615,377	2,376,710
BIM Birlesik Magazalar AS	398,574	3,443,461
Ford Otomotiv Sanayi AS	146,842	3,033,422

		8,853,593

United Kingdom - 0.8%

Anglo American PLC	184,387	7,780,053

United States - 1.1%

MercadoLibre, Inc.†	5,708	10,659,405

Vietnam - 0.4%

Vietnam Joint Stock Commercial Bank for Industry and Trade	2,338,497	3,264,093

Total Long-Term Investment Securities
(cost $777,189,648)		933,705,514

SHORT-TERM INVESTMENT SECURITIES - 0.0%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3) (cost $36,703)	36,703	36,703

TOTAL INVESTMENTS
(cost $777,226,351)	99.2%	933,742,217
Other assets less liabilities	0.8	7,903,634

NET ASSETS	100.0%	$941,645,851

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $26,878,610 representing 2.9% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At August 31, 2021, the Fund had loaned securities with a total value of $15,703,385. This was secured by collateral of $36,703, which was received in cash and subsequently invested in short-term investments currently valued at $36,703 as reported in the Portfolio of Investments. Additional collateral of $16,889,032 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	10/21/2021 to 10/21/2021	$639,918
United States Treasury Notes/Bonds	0.13% to 6.25%	03/31/2022 to 11/15/2050	16,249,114

(3) The rate shown is the 7-day yield as of August 31, 2021.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
58	Long	MSCI Emerging Markets Index	September 2021	$3,554,200	$3,767,680	$213,480

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Banks-Commercial	11.2%
Semiconductor Components-Integrated Circuits	10.1
Electronic Components-Semiconductors	7.3
Internet Content-Information/News	6.0
E-Commerce/Products	4.3
Oil Companies-Integrated	3.9
Diversified Financial Services	3.5
Metal-Diversified	2.0
Steel-Producers	1.9
Retail-Apparel/Shoe	1.9
Auto-Cars/Light Trucks	1.8
Finance-Mortgage Loan/Banker	1.8
Metal-Iron	1.7
Building Products-Doors & Windows	1.6
E-Commerce/Services	1.5
Real Estate Operations & Development	1.3
Oil Companies-Exploration & Production	1.3
Communications Software	1.3
Electronic Components-Misc.	1.2
Internet Content-Entertainment	1.2
Gas-Distribution	1.2
Insurance-Life/Health	1.1
Petrochemicals	1.1
Brewery	1.1
Finance-Leasing Companies	1.1
Energy-Alternate Sources	1.1
Real Estate Management/Services	1.1
Investment Management/Advisor Services	1.0
Food-Misc./Diversified	1.0
Computer Services	1.0
Finance-Investment Banker/Broker	1.0
Computers	1.0
Diversified Minerals	0.9
Food-Retail	0.9
Cellular Telecom	0.9
Machinery-Construction & Mining	0.9
Transport-Marine	0.8
Retail-Automobile	0.7
Insurance-Property/Casualty	0.7
Non-Ferrous Metals	0.7
Diamonds/Precious Stones	0.7
Wire & Cable Products	0.7
Aerospace/Defense-Equipment	0.7
Building Products-Cement	0.7
Banks-Money Center	0.6
Diversified Operations	0.6
Auto/Truck Parts & Equipment-Replacement	0.5
Banks-Special Purpose	0.5
Auto/Truck Parts & Equipment-Original	0.5
Computers-Periphery Equipment	0.5
Platinum	0.4
Capacitors	0.4
Retail-Misc./Diversified	0.4
Circuit Boards	0.4
Beverages-Non-alcoholic	0.4
Building & Construction Products-Misc.	0.3
Rubber-Tires	0.3
Metal-Aluminum	0.3
Bicycle Manufacturing	0.3
Coal	0.3
Airport Development/Maintenance	0.3
Building & Construction-Misc.	0.3
Retail-Convenience Store	0.3
Retail-Major Department Stores	0.3
Textile-Products	0.3
Machinery-General Industrial	0.3
Medical Products	0.3
Audio/Video Products	0.3
Appliances	0.2
Beverages-Wine/Spirits	0.2
Food-Dairy Products	0.2
Dental Supplies & Equipment	0.2
Agricultural Operations	0.2
Transport-Services	0.2

99.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$3,405,147	$—	$3,062,389	$6,467,536
Russia	60,411,589	21,323,881	—	81,735,470
Other Countries	845,502,508	—	—	845,502,508
Short-Term Investment Securities	36,703	—	—	36,703

Total Investments at Value	$909,355,947	$21,323,881	$3,062,389	$933,742,217

Other Financial Instruments:†
Futures Contracts	$213,480	$—	$—	$213,480

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Australia - 3.9%

BGP Holdings PLC†(1)	479,213	$0
Goodman Group	467,718	7,914,137
Ingenia Communities Group	1,357,698	6,386,428
NEXTDC, Ltd.†	359,724	3,484,186
Scentre Group	1,916,604	3,995,960

		21,780,711

Belgium - 1.0%

Warehouses De Pauw CVA	115,917	5,329,681

Bermuda - 0.9%

Shangri-La Asia, Ltd.†	5,822,000	5,120,249

Canada - 3.7%

Allied Properties Real Estate Investment Trust	118,931	4,080,786
Canadian Apartment Properties REIT	147,365	7,137,855
Chartwell Retirement Residences	279,742	2,855,845
Summit Industrial Income REIT	374,676	6,358,192

		20,432,678

Cayman Islands - 2.0%

CK Asset Holdings, Ltd.	1,313,500	8,562,504
GDS Holdings, Ltd. ADR†	39,225	2,293,878

		10,856,382

France - 2.4%

Gecina SA	52,963	8,226,622
Klepierre SA	208,434	5,094,447

		13,321,069

Germany - 6.1%

Alstria Office REIT-AG	252,866	5,147,375
Instone Real Estate Group AG*	75,028	2,383,053
Vonovia SE	389,427	26,283,089

		33,813,517

Hong Kong - 3.2%

Link REIT	859,600	7,908,039
Sun Hung Kai Properties, Ltd.	306,004	4,312,215
Swire Properties, Ltd.	2,124,200	5,749,238

		17,969,492

Ireland - 0.2%

Dalata Hotel Group PLC†	299,519	1,336,824

Japan - 12.1%

Comforia Residential REIT, Inc.†	502	1,610,744
GLP J-REIT#	4,521	8,206,551
Hulic REIT, Inc,#	2,410	4,057,010
Japan Metropolitan Fund Investment Corp.#	3,515	3,415,475
Keihanshin Building Co., Ltd.	241,100	3,357,408
Kenedix Realty Investment Corp.	581	4,267,127
Kenedix Retail REIT Corp.	856	2,311,663
Mitsubishi Estate Co., Ltd.	641,700	10,038,319
Mitsui Fudosan Co., Ltd.	367,000	8,419,834
Mitsui Fudosan Logistics Park, Inc.	363	2,151,307
Nippon Prologis REIT, Inc.	608	2,191,265
Open House Co., Ltd.	54,600	2,660,146
Sankei Real Estate, Inc.#	2,721	3,205,396
Sumitomo Realty & Development Co., Ltd.	129,300	4,174,645
United Urban Investment Corp.	5,061	7,158,039

		67,224,929

Netherlands - 0.4%

CTP BV*	95,509	2,193,421

Singapore - 2.2%

Ascendas India Trust	2,340,600	2,524,356
Ascendas Real Estate Investment Trust	1,405,900	3,178,948
Cambridge Industrial Trust	5,852,265	2,024,101
CapitaLand, Ltd.	377,620	1,123,493
Keppel DC REIT	1,677,800	3,119,863

		11,970,761

Spain - 1.4%

Cellnex Telecom SA*	57,788	3,957,526
Merlin Properties Socimi SA	310,788	3,630,733

		7,588,259

Sweden - 1.6%

Castellum AB	305,168	8,886,861

Switzerland - 1.2%

PSP Swiss Property AG	47,775	6,406,519

United Kingdom - 7.6%

Big Yellow Group PLC	317,691	6,660,857
Capital & Counties Properties PLC	854,511	2,041,845
Derwent London PLC	96,332	5,023,528
Segro PLC	666,793	11,770,947
Tritax Big Box REIT PLC	1,423,954	4,639,804
Tritax EuroBox PLC*#	3,025,530	5,094,237
UNITE Group PLC	399,694	6,717,874

		41,949,092

United States - 48.5%

Agree Realty Corp.	32,513	2,423,844
Alexandria Real Estate Equities, Inc.	24,969	5,152,853
American Homes 4 Rent, Class A	14,614	612,911
American Tower Corp.	69,742	20,376,520
Americold Realty Trust	107,397	3,945,766
Apple Hospitality REIT, Inc.	245,676	3,631,091
AvalonBay Communities, Inc.	50,497	11,593,101
Brandywine Realty Trust	166,746	2,314,435
Brixmor Property Group, Inc.	179,421	4,207,422
Camden Property Trust	32,911	4,937,966
Columbia Property Trust, Inc.	64,939	1,085,780
CoreSite Realty Corp.	11,814	1,752,843
Crown Castle International Corp.	48,291	9,401,775
CubeSmart	35,116	1,878,706
CyrusOne, Inc.	45,877	3,531,611
DiamondRock Hospitality Co.†	189,347	1,711,697
Digital Realty Trust, Inc.	21,261	3,484,891
Duke Realty Corp.	184,797	9,703,690
Equinix, Inc.	24,942	21,037,330
Equity Residential	36,706	3,085,873
Essential Properties Realty Trust, Inc.	98,446	3,190,635
Highwoods Properties, Inc.	48,831	2,231,088
Host Hotels & Resorts, Inc.†	167,369	2,771,631
Invitation Homes, Inc.	273,595	11,266,642
JBG SMITH Properties	69,344	2,089,335

Kilroy Realty Corp.	22,868	1,501,284
Life Storage, Inc.	39,852	4,959,183
Mid-America Apartment Communities, Inc.	39,830	7,662,097
NETSTREIT Corp.	36,244	937,270
Outfront Media, Inc.	138,343	3,425,373
PotlatchDeltic Corp.	14,198	737,586
Prologis, Inc.	138,973	18,714,104
Regency Centers Corp.	45,239	3,104,300
Rexford Industrial Realty, Inc.	116,901	7,239,679
RLJ Lodging Trust	264,393	3,815,191
Ryman Hospitality Properties, Inc.†	50,314	4,179,584
SBA Communications Corp.	22,998	8,255,592
Simon Property Group, Inc.	45,958	6,179,053
SITE Centers Corp.	191,538	3,085,677
Sunstone Hotel Investors, Inc.†	357,806	4,146,972
UDR, Inc.	236,893	12,796,960
Urban Edge Properties	159,758	3,025,817
Ventas, Inc.	176,856	9,893,325
VICI Properties, Inc.#	199,658	6,171,429
Welltower, Inc.	149,288	13,067,179
Weyerhaeuser Co.	189,658	6,827,688
Xenia Hotels & Resorts, Inc.†	72,370	1,260,685

		268,405,464

Total Long-Term Investment Securities
(cost $462,194,125)		544,585,909

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Registered Investment Companies - 1.2%

State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(2)	5,589,474	5,589,474
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)	868,359	868,359

Total Short-Term Investment Securities
(cost $6,457,833)		6,457,833

TOTAL INVESTMENTS —
(cost $468,651,958)	99.6%	551,043,742
Other assets less liabilities	0.4	2,037,018

NET ASSETS	100.0%	$553,080,760

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $13,628,237 representing 2.5% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2021.
(3)

At August 31, 2021, the Fund had loaned securities with a total value of $22,197,950. This was secured by collateral of $868,359, which was received in cash and subsequently invested in short-term investments currently valued at $868,359 as reported in the Portfolio of Investments. Additional collateral of $22,280,959 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/14/2021 to 02/24/2022	$97,917
United States Treasury Notes/Bonds	0.07% to 8.00%	09/15/2021 to 11/15/2050	22,183,042

ADR	- American Depositary Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Real Estate Investment Trusts	76.7%
Real Estate Operations & Development	11.8
Real Estate Management/Services	6.6
Registered Investment Companies	1.2
Hotels/Motels	1.1
Telecom Services	1.0
Building-Heavy Construction	0.7
Building-Residential/Commercial	0.5

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$21,780,711	$—	$0	$21,780,711
Other Countries	522,805,198	—	—	522,805,198
Short-Term Investment Securities	6,457,833	—	—	6,457,833

Total Investments at Value	$551,043,742	$—	$0	$551,043,742

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCKS - 65.1%
Australia - 2.2%

AGL Energy, Ltd.#	8,791	$41,480
Aurizon Holdings, Ltd.	25,383	70,191
BHP Group, Ltd.#	41,975	1,400,537
Brambles, Ltd.	19,314	171,104
Coles Group, Ltd.	16,327	215,948
CSL, Ltd.	5,767	1,316,027
Endeavour Group, Ltd.	15,053	80,388
Evolution Mining, Ltd.	21,548	61,635
Fortescue Metals Group, Ltd.	38,631	593,470
Magellan Financial Group, Ltd.#	1,731	54,882
Medibank Private, Ltd.	39,209	101,826
Newcrest Mining, Ltd.	8,651	156,570
REA Group, Ltd.	746	83,771
Rio Tinto, Ltd.	6,685	548,019
Sonic Healthcare, Ltd.	5,459	173,319
Telstra Corp., Ltd.	56,759	159,445
Washington H. Soul Pattinson & Co., Ltd.#	915	23,977
Wesfarmers, Ltd.	16,635	729,551
Woolworths Group, Ltd.	15,053	459,752

		6,441,892

Austria - 0.0%

OMV AG	1,248	69,155

Belgium - 0.0%

Etablissements Franz Colruyt NV	787	44,037
Proximus SADP	2,261	44,330

		88,367

Bermuda - 0.1%

Brilliance China Automotive Holdings, Ltd.†(1)	36,000	24,198
CK Infrastructure Holdings, Ltd.	4,000	24,301
Hopson Development Holdings, Ltd.	6,300	24,544
Invesco, Ltd.	4,523	114,522
Nine Dragons Paper Holdings, Ltd.	22,000	30,097
Shenzhen International Holdings, Ltd.	10,500	13,690

		231,352

Brazil - 0.5%

AMBEV SA	50,100	165,682
BB Seguridade Participacoes SA	11,800	43,496
Bradespar SA (Preference Shares)	1,800	21,983
Cia Energetica de Minas Gerais (Preference Shares)	6,900	18,028
Cia Paranaense de Energia, Class B (Preference Shares)	12,200	16,138
CPFL Energia SA	1,300	7,301
Engie Brasil Energia SA	2,500	18,155
Petrobras Distribuidora SA	4,500	23,663
Telefonica Brasil SA	7,000	59,200
TIM SA	9,900	23,856
Vale SA	53,100	1,013,365

		1,410,867

Canada - 1.9%

Algonquin Power & Utilities Corp.	5,800	90,058
Alimentation Couche-Tard, Inc., Class B	7,400	299,015
B2Gold Corp.	14,700	56,859
Bank of Nova Scotia	7,100	439,793
BCE, Inc.	1,500	78,231
Canadian Apartment Properties REIT	900	43,593
Canadian National Railway Co.	8,300	976,277
CCL Industries, Inc., Class B	800	45,667
CGI, Inc.†	2,400	214,500
Constellation Software, Inc.	300	508,427
Dollarama, Inc.	2,900	132,237
Empire Co., Ltd., Class A	1,900	61,443
Fairfax Financial Holdings, Ltd.	200	88,530
Franco-Nevada Corp.	2,200	320,937
Hydro One, Ltd.*	3,700	92,086
IGM Financial, Inc.#	900	32,821
Keyera Corp.#	2,300	55,383
Kirkland Lake Gold, Ltd.	3,900	155,518
Magna International, Inc.	3,800	300,078
Metro, Inc.#	2,900	147,730
Power Corp. of Canada	6,745	232,772
Quebecor, Inc., Class B#	2,100	52,398
RioCan Real Estate Investment Trust	2,300	40,854
Rogers Communications, Inc., Class B	4,000	203,797
Saputo, Inc.	2,600	73,138
Shaw Communications, Inc., Class B	5,200	153,035
TC Energy Corp.	5,600	265,874
TELUS Corp. (Non Voting Shares)#	5,000	115,200
West Fraser Timber Co., Ltd.	700	54,051
Wheaton Precious Metals Corp.	4,900	220,833

		5,551,135

Cayman Islands - 0.6%

360 DigiTech, Inc. ADR†	500	11,400
Agile Group Holdings, Ltd.	6,000	6,881
China Conch Venture Holdings, Ltd.	21,500	87,908
China Feihe, Ltd.*	28,000	50,690
China Hongqiao Group, Ltd.	23,500	35,050
China Lesso Group Holdings, Ltd.	12,000	25,674
China Medical System Holdings, Ltd.	22,000	43,109
China Overseas Property Holdings, Ltd.#	10,000	8,537
China Resources Cement Holdings, Ltd.	40,000	39,242
CK Asset Holdings, Ltd.	28,000	182,528
CK Hutchison Holdings, Ltd.	24,500	178,770
Country Garden Services Holdings Co., Ltd.	17,000	129,509
Dali Foods Group Co., Ltd.*	29,500	16,538
Haitian International Holdings, Ltd.	6,000	22,990
Hello Group, Inc. ADR	900	11,826
Hengan International Group Co., Ltd.	4,000	23,195
Kingboard Holdings, Ltd.	9,500	46,722
Kingboard Laminates Holdings, Ltd.	13,000	25,574
Lee & Man Paper Manufacturing, Ltd.	18,000	15,807
NetEase, Inc. ADR	3,675	358,018
Perennial Energy Holdings, Ltd.#	25,000	5,497
Seazen Group, Ltd.	24,000	21,292
Smoore International Holdings, Ltd.*	8,000	42,842
Uni-President China Holdings, Ltd.	8,000	7,581
Vipshop Holdings, Ltd. ADR†	3,686	54,516
Want Want China Holdings, Ltd.	47,000	31,968
WH Group, Ltd.#*	85,500	74,205
Wharf Real Estate Investment Co., Ltd.	14,000	69,393

Xinyi Glass Holdings, Ltd.	20,000	84,089
Yadea Group Holdings, Ltd.*	12,000	21,323
Yihai International Holding, Ltd.#	5,000	27,001
Zhen Ding Technology Holding, Ltd.	7,000	25,082

		1,784,757

Chile - 0.0%

Colbun SA	99,584	16,484
Enel Americas SA	307,954	43,273
Enel Chile SA	327,057	16,694

		76,451

China - 1.4%

A-Living Smart City Services Co., Ltd.*	5,000	19,801
Agricultural Bank of China, Ltd.	388,000	130,207
Agricultural Bank of China, Ltd., Class A	55,400	25,372
Anhui Conch Cement Co., Ltd.	21,000	113,675
Anhui Conch Cement Co., Ltd., Class A	3,800	23,494
Anhui Kouzi Distillery Co., Ltd., Class A	300	2,298
Apeloa Pharmaceutical Co., Ltd., Class A	700	3,422
Autobio Diagnostics Co., Ltd., Class A	200	1,528
Bank of Beijing Co., Ltd., Class A	16,100	10,811
Bank of Chengdu Co., Ltd., Class A	2,000	3,747
Bank of China, Ltd.	1,218,000	427,536
Bank of China, Ltd., Class A	27,100	12,705
Bank of Communications Co., Ltd.	129,000	74,141
Bank of Communications Co., Ltd., Class A	31,600	21,610
Bank of Hangzhou Co., Ltd., Class A	3,800	7,873
Bank of Jiangsu Co., Ltd., Class A	5,400	5,372
Bank of Nanjing Co., Ltd., Class A	6,500	9,433
Bank of Shanghai Co., Ltd., Class A	5,000	5,578
Baoshan Iron & Steel Co., Ltd., Class A	13,900	21,915
By-health Co., Ltd., Class A	800	3,113
C&S Paper Co., Ltd., Class A	600	1,702
Chaozhou Three-Circle Group Co., Ltd., Class A	1,100	6,399
China Cinda Asset Management Co., Ltd.	123,000	21,825
China CITIC Bank Corp., Ltd.	133,000	61,221
China Communications Services Corp., Ltd.	14,000	7,452
China Construction Bank Corp.	1,225,000	885,187
China Construction Bank Corp., Class A	6,100	5,521
China Everbright Bank Co., Ltd.	44,000	15,784
China Everbright Bank Co., Ltd., Class A	29,200	15,135
China Minsheng Banking Corp., Ltd.#	84,500	35,310
China Minsheng Banking Corp., Ltd., Class A	28,100	17,260
China National Building Material Co., Ltd.	44,000	60,195
China Pacific Insurance Group Co., Ltd.	27,200	76,591
China Pacific Insurance Group Co., Ltd., Class A	3,809	15,500
China Petroleum & Chemical Corp.	160,000	77,558
China Petroleum & Chemical Corp., Class A†	19,500	12,853
China Railway Group, Ltd.	41,000	19,663
China Shenhua Energy Co., Ltd.	55,000	121,775
China Shenhua Energy Co., Ltd., Class A	5,200	16,091
China South Publishing & Media Group Co., Ltd., Class A	1,400	1,885
China Yangtze Power Co., Ltd., Class A	14,500	43,389
Chongqing Brewery Co., Ltd., Class A†	300	6,505
Chongqing Rural Commercial Bank Co., Ltd.	33,000	12,644
Chongqing Rural Commercial Bank Co., Ltd., Class A	3,300	1,986
Da An Gene Co., Ltd. Of Sun Yat-Sen University, Class A	884	2,562
Daqin Railway Co., Ltd., Class A	13,300	12,491
Dongfeng Motor Group Co., Ltd.	40,000	43,819
Financial Street Holdings Co., Ltd.	1,100	1,105
Focus Media Information Technology Co., Ltd., Class A	9,800	10,902
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,558	37,591
Fujian Sunner Development Co., Ltd., Class A	1,100	3,011
Greenland Holdings Corp., Ltd., Class A	5,355	3,687
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	300	960
Guangzhou R&F Properties Co., Ltd.#	16,800	14,343
Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	400	5,386
Guangzhou Wondfo Biotech Co., Ltd., Class A	220	1,450
Hangzhou Robam Appliances Co., Ltd., Class A	500	2,762
Heilongjiang Agriculture Co., Ltd., Class A	1,100	2,470
Henan Shuanghui Investment & Development Co., Ltd., Class A	2,300	8,576
Hithink RoyalFlush Information Network Co., Ltd., Class A	300	5,371
Huaxia Bank Co., Ltd., Class A	7,500	6,498
Huaxin Cement Co., Ltd., Class A	1,300	3,882
Hunan Valin Steel Co., Ltd., Class A	4,900	5,913
Industrial & Commercial Bank of China, Ltd.	761,000	424,656

Industrial & Commercial Bank of China, Ltd., Class A	39,100	27,949
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	6,100	5,484
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3,600	18,944
Intco Medical Technology Co., Ltd., Class A	200	3,162
Jafron Biomedical Co., Ltd., Class A	600	4,547
Jason Furniture Hangzhou Co., Ltd., Class A	200	2,129
Jiangsu Expressway Co., Ltd.	16,000	16,602
Jiangsu Hengli Hydraulic Co., Ltd., Class A	700	10,287
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	800	20,738
Jiangsu Zhongtian Technology Co., Ltd., Class A	1,800	2,264
Jiangxi Zhengbang Technology Co., Ltd., Class A	2,100	2,778
Juewei Food Co., Ltd., Class A	400	3,898
Kingfa Sci & Tech Co., Ltd., Class A	900	2,257
Kunlun Tech Co., Ltd., Class A	800	2,083
Kweichow Moutai Co., Ltd., Class A	900	216,951
Luzhou Laojiao Co., Ltd., Class A	1,000	26,303
Maxscend Microelectronics Co., Ltd., Class A	100	5,864
Muyuan Foods Co., Ltd., Class A	3,858	25,256
NanJi E-Commerce Co., Ltd., Class A	1,700	2,075
New China Life Insurance Co., Ltd.	5,400	15,900
New Hope Liuhe Co., Ltd., Class A†	2,900	4,909
Ningxia Baofeng Energy Group Co., Ltd., Class A	2,300	5,715
Offcn Education Technology Co., Ltd., Class A†	1,300	2,114
Ovctek China, Inc., Class A	540	5,581
People’s Insurance Co. Group of China, Ltd.	83,000	25,612
Perfect World Co., Ltd., Class A	1,200	2,492
PetroChina Co., Ltd.	140,000	61,383
PICC Property & Casualty Co., Ltd.	64,000	57,849
Postal Savings Bank of China Co., Ltd.*	99,000	71,410
RiseSun Real Estate Development Co., Ltd., Class A	3,200	2,352
Seazen Holdings Co., Ltd., Class A	1,500	7,800
Shaanxi Coal Industry Co., Ltd., Class A	7,600	16,121
Shandong Buchang Pharmaceuticals Co., Ltd., Class A	800	2,333
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	1,520	8,565
Shandong Sun Paper Industry JSC, Ltd., Class A	1,600	3,045
Shanghai Pharmaceuticals Holding Co., Ltd.	6,900	13,698
Shanghai Pudong Development Bank Co., Ltd., Class A	19,200	26,885
Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	2,000	4,920
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	700	30,057
Shenzhen Goodix Technology Co., Ltd., Class A	300	4,835
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	800	40,599
Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A†	800	3,137
Sichuan Chuantou Energy Co., Ltd., Class A	2,500	4,402
Sichuan Swellfun Co., Ltd., Class A	300	5,399
Suofeiya Home Collection Co., Ltd., Class A	300	860
Tangshan Jidong Cement Co., Ltd., Class A	800	1,572
Toly Bread Co., Ltd., Class A	600	2,525
Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	1,100	1,784
Tongkun Group Co., Ltd., Class A	1,300	4,807
Topchoice Medical Corp., Class A†	200	7,272
Weifu High-Technology Group Co., Ltd., Class A	700	2,508
Weihai Guangwei Composites Co., Ltd., Class A	300	3,390
Wens Foodstuffs Group Co., Ltd., Class A	6,600	13,255
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	2,000	5,276
Wuliangye Yibin Co., Ltd., Class A	2,500	78,015
Xiamen C & D, Inc., Class A	1,900	2,287
Yanzhou Coal Mining Co., Ltd.	18,000	31,429
Yanzhou Coal Mining Co., Ltd., Class A	1,500	5,925
Yealink Network Technology Corp., Ltd., Class A	600	7,984
Yintai Gold Co., Ltd., Class A	1,000	1,371
Yunda Holding Co., Ltd., Class A	1,790	4,268
Zhejiang Expressway Co., Ltd.	16,000	14,030
Zhejiang Longsheng Group Co., Ltd., Class A	1,800	3,768
Zhejiang NHU Co., Ltd., Class A	1,700	7,567
Zhejiang Semir Garment Co., Ltd., Class A	1,600	2,342
Zhejiang Supor Co., Ltd., Class A	400	3,020
Zhejiang Weixing New Building Materials Co., Ltd., Class A	1,200	3,669
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	300	2,378
Zhengzhou Yutong Bus Co., Ltd., Class A†	1,100	2,093
Zhuzhou Kibing Group Co., Ltd., Class A	900	3,799

		4,104,375

Czech Republic - 0.0%

CEZ AS	973	30,666

Denmark - 1.1%

AP Moller – Maersk A/S, Series B	36	102,143
Coloplast A/S, Class B	2,020	349,913
Genmab A/S†	388	183,706
Novo Nordisk A/S, Class B	22,466	2,239,038
Novozymes A/S, Class B	2,195	177,323
Pandora A/S	1,629	195,018

		3,247,141

Egypt - 0.0%

Eastern Co. SAE	19,431	14,542
Fawry for Banking & Payment Technology Services SAE†	3,032	3,225

		17,767

Finland - 0.3%

Elisa Oyj	1,877	120,210
Kone Oyj, Class B	3,606	299,067
Orion Oyj, Class B	1,603	65,357
UPM-Kymmene Oyj	5,158	209,689

		694,323

France - 0.4%

BioMerieux	389	47,700
Hermes International	386	567,205
Ipsen SA	379	37,895
Klepierre SA	2,028	49,567
Orange SA	12,823	145,654
Sartorius Stedim Biotech	272	164,950

		1,012,971

Germany - 0.1%

Fuchs Petrolub SE (Preference Shares)	754	38,158
HelloFresh SE†	1,486	160,159
Porsche Automobil Holding SE (Preference Shares)	2,012	203,738

		402,055

Greece - 0.0%

Hellenic Telecommunications Organization SA	2,683	52,794
JUMBO SA	1,204	18,908

		71,702

Hong Kong - 0.3%

Beijing Enterprises Holdings, Ltd.	5,000	17,229
China Merchants Port Holdings Co., Ltd.	14,000	23,581
China Resources Power Holdings Co., Ltd.	18,000	44,251
China Taiping Insurance Holdings Co., Ltd.	17,600	25,707
CLP Holdings, Ltd.	10,000	99,969
Guangdong Investment, Ltd.	32,000	44,436
Henderson Land Development Co., Ltd.	10,000	45,259
Power Assets Holdings, Ltd.	19,000	119,339
Shenzhen Investment, Ltd.	26,000	7,722
Sino Land Co., Ltd.	42,000	61,887
Sinotruk Hong Kong, Ltd.	7,500	14,773
Sun Hung Kai Properties, Ltd.	13,500	190,242
Wharf Holdings, Ltd.	15,000	50,724
Yuexiu Property Co., Ltd.	17,400	16,309

		761,428

Hungary - 0.0%

Richter Gedeon Nyrt	824	24,697

India - 1.3%

Adani Total Gas, Ltd.	1,808	35,972
Ambuja Cements, Ltd.	4,579	26,468
Asian Paints, Ltd.	3,778	165,594
Bajaj Auto, Ltd.	946	48,384
Britannia Industries, Ltd.	1,306	71,279
Coal India, Ltd.	23,121	46,158
Colgate-Palmolive India, Ltd.	1,571	36,296
Container Corp. Of India, Ltd.	2,292	21,350
Dabur India, Ltd.	6,383	54,241
GAIL India, Ltd.	21,214	42,685
HCL Technologies, Ltd.	13,344	215,547
HDFC Asset Management Co., Ltd.*	668	28,131
Hero MotoCorp, Ltd.	1,566	58,708
Hindustan Petroleum Corp., Ltd.	9,480	34,670
Hindustan Unilever, Ltd.	11,053	411,795
Indian Oil Corp., Ltd.	12,121	18,420
Indraprastha Gas, Ltd.	2,654	19,847
Indus Towers, Ltd.	6,244	18,367
Infosys, Ltd.	44,686	1,048,483
Ipca Laboratories, Ltd.	613	21,747
ITC, Ltd.	43,670	126,211
Larsen & Toubro Infotech, Ltd.*	460	33,610
Marico, Ltd.	6,714	50,166
Nestle India, Ltd.	452	120,727
Page Industries, Ltd.	72	30,932
Petronet LNG, Ltd.	8,783	27,369
Pidilite Industries, Ltd.	1,698	53,007
REC, Ltd.	9,831	20,407
Tata Consultancy Services, Ltd.	13,664	710,811
Tech Mahindra, Ltd.	6,800	135,069
Wipro, Ltd.	8,275	72,625

		3,805,076

Indonesia - 0.1%

Adaro Energy Tbk PT	182,000	16,079
Gudang Garam Tbk PT	5,900	13,682
Indofood CBP Sukses Makmur Tbk PT†	26,900	15,890
Indofood Sukses Makmur Tbk PT†	45,400	19,656
Kalbe Farma Tbk PT	214,500	20,228
Telekomunikasi Indonesia Persero Tbk PT	669,700	159,648
Unilever Indonesia Tbk PT	119,000	33,792
United Tractors Tbk PT	21,800	30,684

		309,659

Ireland - 0.9%

Accenture PLC, Class A	6,300	2,120,328

Jazz Pharmaceuticals PLC†	700	92,197
Seagate Technology Holdings PLC	3,800	332,842

		2,545,367

Israel - 0.1%

Check Point Software Technologies, Ltd.†	1,556	195,480
ICL Group, Ltd.	7,484	52,937

		248,417

Italy - 0.2%

DiaSorin SpA	331	75,528
Moncler SpA	2,324	148,728
Recordati Industria Chimica e Farmaceutica SpA	1,338	87,776
Snam SpA	22,613	133,608
Telecom Italia SpA	62,713	28,383
Telecom Italia SpA (RSP)	67,551	32,614

		506,637

Japan - 3.9%

ABC-Mart, Inc.#	300	16,061
Advantest Corp.	2,200	190,374
Astellas Pharma, Inc.	21,500	362,910
Azbil Corp.	1,000	43,403
Bridgestone Corp.	6,900	317,608
Brother Industries, Ltd.	2,200	45,154
Capcom Co., Ltd.	1,900	53,020
Chugai Pharmaceutical Co., Ltd.	7,900	309,351
Cosmos Pharmaceutical Corp.	100	17,707
Daito Trust Construction Co., Ltd.#	1,100	120,784
Hitachi, Ltd.	9,400	519,920
Hoya Corp.	4,900	791,910
Hulic Co., Ltd.	3,700	43,385
Iida Group Holdings Co., Ltd.	1,800	45,746
ITOCHU Corp.	17,100	514,640
Japan Post Bank Co., Ltd.	4,900	42,891
Japan Post Holdings Co., Ltd.	9,200	78,967
Japan Tobacco, Inc.	17,600	341,153
Kajima Corp.	4,500	58,206
Kakaku.com, Inc.	2,000	62,355
Kao Corp.	5,500	332,255
KDDI Corp.	24,000	735,172
Koei Tecmo Holdings Co, Ltd.	650	27,798
Lasertec Corp.†	700	153,152
MEIJI Holdings Co., Ltd.	1,100	67,591
Mitsubishi Gas Chemical Co., Inc.	1,900	35,836
Mizuho Financial Group, Inc.	14,100	197,758
MonotaRO Co., Ltd.	2,800	61,922
Murata Manufacturing Co., Ltd.	4,900	406,155
Nexon Co., Ltd.#	6,200	113,275
Nihon M&A Center, Inc.	2,800	83,734
Nintendo Co., Ltd.	1,400	673,181
Nippon Telegraph & Telephone Corp.	19,800	528,408
Nitori Holdings Co., Ltd.	800	149,652
Nitto Denko Corp.	1,400	106,386
Nomura Research Institute, Ltd.	3,200	120,275
Obayashi Corp.	8,200	67,529
OBIC Co., Ltd.	800	152,343
Ono Pharmaceutical Co., Ltd.	3,200	76,906
Oracle Corp. Japan	500	41,085
Pigeon Corp.#	1,000	28,951
Sekisui House, Ltd.	8,200	163,456
Seven & I Holdings Co., Ltd.#	4,400	192,574
SG Holdings Co., Ltd.	2,700	73,430
Shimano, Inc.	700	205,517
Shimizu Corp.	5,000	35,904
Shionogi & Co., Ltd.	3,500	221,170
SoftBank Corp.	38,400	514,315
Sumitomo Mitsui Financial Group, Inc.	11,700	404,233
Taisei Corp.	1,900	59,496
Tokyo Electron, Ltd.	2,000	858,792
Tosoh Corp.	3,600	65,380
Toyo Suisan Kaisha, Ltd.	800	33,123
Tsuruha Holdings, Inc.	400	50,357
USS Co., Ltd.	2,300	38,070
Welcia Holdings Co., Ltd.#	900	31,782
ZOZO, Inc.	1,900	72,449

		11,154,957

Jersey - 0.2%

Ferguson PLC	2,369	342,150
Polymetal International PLC#	4,842	96,394

		438,544

Malaysia - 0.1%

AMMB Holdings Bhd†	17,000	12,391
DiGi.Com Bhd	45,400	48,054
Fraser & Neave Holdings Bhd	1,500	10,060
Hartalega Holdings Bhd	24,600	43,673
Kossan Rubber Industries	19,200	14,318
MISC Bhd	8,200	14,203
Nestle Malaysia Bhd	1,000	32,403
Petronas Gas Bhd	10,700	43,243
RHB Bank Bhd	10,200	13,716
Sime Darby Bhd	17,400	9,878
Supermax Corp. Bhd	21,393	16,983
Top Glove Corp. Bhd	88,400	85,061
Westports Holdings Bhd	12,300	13,019

		357,002

Mexico - 0.2%

Arca Continental SAB de CV	2,400	15,459
Fibra Uno Administracion SA de CV	33,100	37,313
Grupo Mexico SAB de CV, Class B	31,000	143,732
Kimberly-Clark de Mexico SAB de CV, Class A	21,300	37,798
Megacable Holdings SAB de CV	3,900	13,597
Wal-Mart de Mexico SAB de CV	62,700	222,497

		470,396

Netherlands - 1.5%

Adyen NV†*	161	519,831
ASML Holding NV	2,588	2,152,798
Ferrari NV	1,386	300,629
Koninklijke Ahold Delhaize NV	13,819	466,171
Koninklijke KPN NV	29,291	93,865

LyondellBasell Industries NV, Class A	3,513	352,529
NN Group NV	3,287	170,653
Randstad NV	750	55,171
Stellantis NV#	14,693	293,749

		4,405,396

New Zealand - 0.1%

a2 Milk Co., Ltd.†#	8,399	35,688
Fisher & Paykel Healthcare Corp., Ltd.	8,837	206,113
Spark New Zealand, Ltd.	28,862	99,146

		340,947

Norway - 0.1%

Orkla ASA	8,924	79,733
Telenor ASA	9,234	161,808
Yara International ASA#	1,676	84,164

		325,705

Philippines - 0.0%

Globe Telecom, Inc.	420	22,963
Manila Electric Co.	2,890	16,381
Metro Pacific Investments Corp.	130,000	10,060
PLDT, Inc.	845	24,883

		74,287

Poland - 0.0%

Polski Koncern Naftowy Orlen SA	2,740	53,153
Polskie Gornictwo Naftowe I Gazownictwo SA	16,451	27,059

		80,212

Portugal - 0.0%

Jeronimo Martins SGPS SA	2,758	58,454

Russia - 0.4%

Alrosa PJSC	39,790	79,190
Inter RAO UES PJSC	623,800	39,361
MMC Norilsk Nickel PJSC	1,204	394,901
Mobile TeleSystems PJSC ADR	7,100	66,598
Moscow Exchange MICEX-RTS PJSC	16,230	40,614
Novolipetsk Steel PJSC	24,760	83,070
PhosAgro PJSC GDR	2,111	41,587
Polyus PJSC	544	97,221
Severstal PAO	4,623	108,578
Tatneft PJSC	23,223	154,019

		1,105,139

Singapore - 0.1%

Singapore Exchange, Ltd.	14,800	108,982
Singapore Technologies Engineering, Ltd.	9,700	27,272
Singapore Telecommunications, Ltd.	109,800	189,472
Venture Corp., Ltd.#	3,600	51,304

		377,030

South Africa - 0.2%

African Rainbow Minerals, Ltd.	1,372	24,479
Anglo American Platinum, Ltd.	316	35,859
AngloGold Ashanti, Ltd.	4,949	83,099
Exxaro Resources, Ltd.	4,036	51,265
Gold Fields, Ltd.	5,423	50,951
Impala Platinum Holdings, Ltd.	7,782	119,412
Kumba Iron Ore, Ltd.#	1,263	56,776
Mr. Price Group, Ltd.	3,314	49,716
Sibanye Stillwater, Ltd.	17,418	70,625
Thungela Resources, Ltd.†#	1,605	6,697
Tiger Brands, Ltd.	1,960	25,089
Vodacom Group, Ltd.	9,144	90,425

		664,393

South Korea - 0.9%

Coway Co, Ltd.	665	44,851
Hana Financial Group, Inc.	3,746	145,549
Industrial Bank of Korea	3,465	30,781
KB Financial Group, Inc.	4,458	203,397
Korea Zinc Co., Ltd.	94	43,131
KT&G Corp.	1,601	112,676
Kumho Petrochemical Co., Ltd.	221	37,073
LG Household & Health Care, Ltd. (Preference Shares)	25	14,813
NCSoft Corp.	176	100,185
S-1 Corp.	210	14,870
Samsung Electronics Co., Ltd.	21,699	1,435,434
Samsung Electronics Co., Ltd. (Preference Shares)	3,934	240,224
Seegene, Inc.	416	23,608
Shinhan Financial Group Co., Ltd.	5,090	170,552
Woori Financial Group, Inc.	5,834	56,607

		2,673,751

Spain - 1.0%

Banco Bilbao Vizcaya Argentaria SA	38,884	254,676
Banco Santander SA	167,081	616,996
CaixaBank SA	32,888	102,207
Enagas SA	2,873	65,353
Endesa SA	4,375	105,175
Iberdrola SA	64,592	800,423
Industria de Diseno Textil SA	12,606	430,312
Red Electrica Corp. SA	5,416	108,011
Telefonica SA	56,475	278,834

		2,761,987

SupraNational - 0.0%

HKT Trust & HKT, Ltd.	48,000	65,420

Sweden - 0.3%

Boliden AB	3,586	125,040
Epiroc AB, Class A	5,997	131,588
Epiroc AB, Class B	4,141	78,674
Evolution AB*	1,749	281,804
Husqvarna AB, Class B	2,473	33,171
ICA Gruppen AB	1,047	52,086
Industrivarden AB, Class A	630	23,187
Industrivarden AB, Class C	935	32,592
Kinnevik AB, Class B†	1,860	72,874
Swedish Match AB	15,871	146,545

		977,561

Switzerland - 3.0%

EMS-Chemie Holding AG	112	121,387
Garmin, Ltd.	1,975	344,499
Geberit AG	484	404,430
Kuehne & Nagel International AG	540	197,602
Logitech International SA#	2,214	226,392
Nestle SA	14,893	1,882,300
Novartis AG	20,550	1,902,740
Partners Group Holding AG	329	583,452
Roche Holding AG (BR)	108	48,354
Roche Holding AG (NES)	5,255	2,110,321
SGS SA	54	169,710
Swisscom AG	330	193,658
TE Connectivity, Ltd.	3,592	539,590

		8,724,435

Taiwan - 1.4%

Accton Technology Corp.	5,000	50,607
Acer, Inc.	18,000	16,367
Advantech Co., Ltd.	3,000	41,785
Asia Cement Corp.	23,000	37,263
Asustek Computer, Inc.	7,000	81,837
China Development Financial Holding Corp.	144,000	73,784
Chunghwa Telecom Co., Ltd.	45,000	181,861
Compal Electronics, Inc.	25,000	20,658
Eclat Textile Co., Ltd.	1,000	20,099
Far EasTone Telecommunications Co., Ltd.	18,000	40,009
Feng TAY Enterprise Co., Ltd.	4,200	32,735
Fubon Financial Holding Co., Ltd.	39,000	119,617
Globalwafers Co., Ltd.	3,000	94,178
Largan Precision Co., Ltd.	1,000	96,704
Lite-On Technology Corp.	27,000	59,624
Micro-Star International Co., Ltd.	8,000	37,671
Nien Made Enterprise Co., Ltd.	2,000	29,877
Novatek Microelectronics Corp.	8,000	129,612
Pegatron Corp.	17,000	39,750
Powertech Technology, Inc.	8,000	32,475
Quanta Computer, Inc.	15,000	42,434
Ruentex Development Co., Ltd.	8,000	20,005
Synnex Technology International Corp.	14,000	27,178
Taiwan Cement Corp.	56,050	97,989
Taiwan Mobile Co., Ltd.	19,000	69,244
Taiwan Semiconductor Manufacturing Co., Ltd.	89,914	1,992,069
United Microelectronics Corp.	101,000	229,964
Vanguard International Semiconductor Corp.	11,000	58,744
Wan Hai Lines, Ltd.	4,000	35,795
Wiwynn Corp.	1,000	35,001
WPG Holdings, Ltd.	19,000	33,182

		3,878,118

Thailand - 0.1%

Bumrungrad Hospital PCL	5,300	21,869
Siam Cement PCL	9,300	124,068

		145,937

Turkey - 0.1%

Aselsan Elektronik Sanayi Ve Ticaret AS	7,251	13,854
BIM Birlesik Magazalar AS	6,279	54,247
Eregli Demir ve Celik Fabrikalari TAS	22,342	50,452
Ford Otomotiv Sanayi AS	1,167	24,108
Turkcell Iletisim Hizmetleri AS	17,619	34,723
Turkiye Is Bankasi, Class C	20,029	13,848

		191,232

United Arab Emirates - 0.1%

Abu Dhabi National Oil Co. for Distribution PJSC	20,898	25,716
Dubai Islamic Bank PJSC	20,585	28,582
Emirates Telecommunications Group Co. PJSC	23,092	148,366

		202,664

United Kingdom - 3.9%

Admiral Group PLC	3,424	169,987
Anglo American PLC	16,059	677,596
Antofagasta PLC	2,503	50,105
AstraZeneca PLC ADR	5,474	319,025
Auto Trader Group PLC*	12,416	107,371
BAE Systems PLC	29,401	229,758
Berkeley Group Holdings PLC	1,463	97,091
BHP Group PLC	30,353	942,073
British American Tobacco PLC	30,313	1,137,333
British Land Co. PLC	11,503	83,851
BT Group PLC†	117,054	273,262
Croda International PLC	1,329	167,150
Direct Line Insurance Group PLC	16,447	69,872
Evraz PLC	9,372	76,074
GlaxoSmithKline PLC	69,826	1,403,524
Hargreaves Lansdown PLC	5,644	117,054
Hikma Pharmaceuticals PLC	1,833	63,960
Imperial Brands PLC	17,117	362,766
Intertek Group PLC	2,021	146,431
Kingfisher PLC	24,130	116,212
Land Securities Group PLC#	8,418	82,056
M&G PLC	30,743	87,070
Mondi PLC	6,124	168,813
Persimmon PLC	4,609	186,299
RELX PLC	24,871	746,111
Rio Tinto PLC	19,898	1,472,341
Spirax-Sarco Engineering PLC	622	137,766
Unilever PLC	29,652	1,649,435
WM Morrison Supermarkets PLC	23,808	94,924

		11,235,310

United States - 36.0%

3M Co.	6,373	1,241,078
A.O. Smith Corp.	1,466	106,608
AbbVie, Inc.	15,451	1,866,172
ABIOMED, Inc.†	483	175,793
Adobe, Inc.†	3,729	2,474,937
Air Products & Chemicals, Inc.	2,435	656,257

Alphabet, Inc., Class A†	397	1,148,898
Alphabet, Inc., Class C†	394	1,146,241
Altria Group, Inc.	33,554	1,685,417
American Tower Corp.	5,313	1,552,299
Amgen, Inc.	7,135	1,609,157
Analog Devices, Inc.	2,164	352,632
Apple, Inc.	14,520	2,204,572
Applied Materials, Inc.	12,047	1,627,911
Arista Networks, Inc.†	582	215,066
AT&T, Inc.	58,544	1,605,277
Best Buy Co., Inc.	3,158	367,939
Bio-Rad Laboratories, Inc., Class A†	189	152,111
Biogen, Inc.†	2,457	832,702
BorgWarner, Inc.	2,480	105,846
Bristol-Myers Squibb Co.	25,382	1,697,041
Broadridge Financial Solutions, Inc.	1,282	220,786
C.H. Robinson Worldwide, Inc.	1,669	150,310
Cadence Design Systems, Inc.†	3,492	570,872
Campbell Soup Co.	2,177	90,846
Celanese Corp.	1,324	209,986
Cerner Corp.	3,032	231,493
Church & Dwight Co., Inc.	2,730	228,392
Cisco Systems, Inc.	34,421	2,031,527
Citrix Systems, Inc.	1,524	156,774
Clorox Co.	1,966	330,386
Cognizant Technology Solutions Corp., Class A	6,479	494,413
Colgate-Palmolive Co.	10,268	800,391
Conagra Brands, Inc.	4,272	141,489
Cooper Cos., Inc.	288	129,804
Copart, Inc.†	2,629	379,417
Cummins, Inc.	1,902	448,834
D.R. Horton, Inc.	4,088	390,895
Dell Technologies, Inc., Class C†	1,613	157,203
Dollar General Corp.	2,845	634,179
Domino’s Pizza, Inc.	364	188,148
eBay, Inc.	7,521	577,162
Electronic Arts, Inc.	3,251	472,078
Eli Lilly & Co.	9,283	2,397,706
Expeditors International of Washington, Inc.	2,148	267,727
Extra Space Storage, Inc.	1,496	279,617
F5 Networks, Inc.†	732	149,013
Facebook, Inc., Class A†	5,849	2,218,994
FactSet Research Systems, Inc.	463	176,042
Fastenal Co.	8,240	460,204
Fortinet, Inc.†	1,263	398,022
Fox Corp., Class A	4,057	151,894
Fox Corp., Class B	1,919	66,455
General Mills, Inc.	7,822	452,190
Gilead Sciences, Inc.	16,707	1,215,935
HCA Healthcare, Inc.	1,734	438,667
Hershey Co.	2,013	357,710
Hewlett Packard Enterprise Co.	11,660	180,264
Home Depot, Inc.	5,687	1,854,986
Hormel Foods Corp.#	3,830	174,418
HP, Inc.	15,810	470,189
Huntington Ingalls Industries, Inc.	242	49,409
IDEXX Laboratories, Inc.†	1,022	688,583
Illinois Tool Works, Inc.	3,744	871,828
Intel Corp.	33,313	1,800,901
International Business Machines Corp.	11,336	1,590,894
Intuit, Inc.	3,231	1,829,101
Iron Mountain, Inc.	1,957	93,447
J.M. Smucker Co.	1,227	151,743
Jack Henry & Associates, Inc.	941	165,974
JB Hunt Transport Services, Inc.	1,023	181,480
Johnson & Johnson	10,651	1,844,008
Kellogg Co.	2,955	186,579
Kimberly-Clark Corp.	5,044	695,114
KLA Corp.	1,932	656,803
Kraft Heinz Co.	3,905	140,541
Kroger Co.	9,456	435,260
Lam Research Corp.	1,683	1,017,912
Lennar Corp., Class A	1,698	182,212
Lockheed Martin Corp.	3,579	1,287,724
Lowe’s Cos., Inc.	9,335	1,903,313
Lumen Technologies, Inc.	8,884	109,273
MarketAxess Holdings, Inc.	455	216,544
Masco Corp.	1,597	96,970
Mastercard, Inc., Class A	5,039	1,744,653
Merck & Co., Inc.	22,784	1,738,191
Mettler-Toledo International, Inc.†	309	479,824
Microsoft Corp.	7,423	2,240,855
Moderna, Inc.†	2,315	872,037
Monolithic Power Systems, Inc.	377	186,589
Monster Beverage Corp.†	5,010	488,826
Moody’s Corp.	2,158	821,702
NetApp, Inc.	3,182	282,975
NRG Energy, Inc.	2,135	97,505
Nucor Corp.	3,776	443,907
NVR, Inc.†	43	222,737
O’Reilly Automotive, Inc.†	956	567,940
Old Dominion Freight Line, Inc.	1,258	363,210
Omnicom Group, Inc.	2,613	191,324
Oracle Corp.	23,080	2,057,120
Organon & Co.	2,278	77,201
PACCAR, Inc.	3,804	311,433
Packaging Corp. of America	1,148	174,152
Paychex, Inc.	3,940	451,012
PepsiCo, Inc.	12,331	1,928,445
Pfizer, Inc.	45,259	2,085,082
Philip Morris International, Inc.	18,707	1,926,821
Pool Corp.	380	187,834
PPL Corp.	8,039	235,945
Procter & Gamble Co.	13,220	1,882,396
Progressive Corp.	6,457	622,067
Public Storage	2,575	833,296
PulteGroup, Inc.	3,278	176,553
QUALCOMM, Inc.	12,343	1,810,595
Quest Diagnostics, Inc.	833	127,307
Regeneron Pharmaceuticals, Inc.†	1,335	898,989
Robert Half International, Inc.	1,626	168,128
Rockwell Automation, Inc.	1,322	430,245
Rollins, Inc.	2,686	104,539
S&P Global, Inc.	3,632	1,611,954
Sealed Air Corp.	947	57,795
SEI Investments Co.	1,182	74,241

Simon Property Group, Inc.		4,252	571,681
Skyworks Solutions, Inc.		2,420	443,973
Snap-on, Inc.		682	153,416
Steel Dynamics, Inc.		2,610	176,149
T. Rowe Price Group, Inc.		2,660	595,494
Take-Two Interactive Software, Inc.†		1,148	185,081
Target Corp.		6,763	1,670,326
Teradyne, Inc.		1,741	211,427
Texas Instruments, Inc.		10,053	1,919,218
Tractor Supply Co.		1,461	283,799
Tyson Foods, Inc., Class A		3,622	284,399
United Parcel Service, Inc., Class B		8,348	1,633,119
Veeva Systems, Inc., Class A†		1,206	400,368
Verizon Communications, Inc.		31,277	1,720,235
Vertex Pharmaceuticals, Inc.†		3,002	601,271
ViacomCBS, Inc., Class B		6,463	267,891
Walgreens Boots Alliance, Inc.		8,354	423,966
Walmart, Inc.		13,069	1,935,519
Waters Corp.†		431	178,443
West Pharmaceutical Services, Inc.		766	345,941
Western Union Co.		5,185	112,203
Whirlpool Corp.		640	141,779
WW Grainger, Inc.		550	238,535
Xilinx, Inc.		2,803	436,119

			103,670,762

Total Common Stocks
(cost $149,527,173)			187,815,896

FOREIGN GOVERNMENT OBLIGATIONS - 21.4%
Argentina - 0.8%

Republic of Argentina Bonds 1.20% due 03/18/2022(2)(3)	ARS	68,123,289	660,680
Republic of Argentina Bonds 1.30% due 09/20/2022(2)(3)	ARS	698,400	6,420
Republic of Argentina Bonds 1.40% due 03/25/2023(2)(3)	ARS	49,143,128	462,205
Republic of Argentina Bonds 1.45% due 08/13/2023(2)(3)	ARS	3,555,767	29,563
Republic of Argentina Bonds 1.50% due 03/25/2024(2)(3)	ARS	41,389,459	366,876
Republic of Argentina Bonds 15.50% due 10/17/2026(2)	ARS	79,847,000	216,222
Republic of Argentina Bonds 16.00% due 10/17/2023(2)	ARS	45,555,800	179,029
Republic of Argentina Notes 18.20% due 10/03/2021(2)	ARS	40,723,000	249,392
Republic of Argentina FRS Bonds 36.14% (BADLARPP+2.00%) due 04/03/2022(2)	ARS	2,800,000	16,887

			2,187,274

Brazil - 2.7%

Brazil Letras do Tesouro Nacional Bills zero coupon due 01/01/2025	BRL	20,970,000	2,984,451
Federative Republic of Brazil Notes zero coupon due 01/01/2024	BRL	2,930,000	460,724
Federative Republic of Brazil Notes zero coupon due 07/01/2024	BRL	15,600,000	2,336,433
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	1,700,000	338,487
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	6,920,000	1,361,487
Federative Republic of Brazil Notes 10.00% due 01/01/2029	BRL	730,000	142,411
Federative Republic of Brazil Notes 10.00% due 01/01/2031	BRL	1,160,000	222,603

			7,846,596

Colombia - 1.3%

Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	17,022
Republic of Colombia Bonds 5.75% due 11/03/2027	COP	724,000,000	185,824
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	634,634
Republic of Colombia Bonds 6.25% due 11/26/2025	COP	1,052,000,000	285,281
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,465,700,000	1,821,771
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	204,000,000	56,969
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,920,000,000	578,605

			3,580,106

Ghana - 0.7%

Republic of Ghana Senior Notes 18.30% due 03/02/2026	GHS	50,000	8,281
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	234,658
Republic of Ghana Bonds 18.85% due 09/28/2023	GHS	50,000	8,587
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	707,646
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	243,986
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	695,110

			1,898,268

India - 2.0%

Republic of India Senior Notes 5.15% due 11/09/2025	INR	121,700,000	1,651,533
Republic of India Bonds 6.79% due 05/15/2027	INR	118,010,000	1,680,500
Republic of India Bonds 6.84% due 12/19/2022	INR	40,000,000	568,066
Republic of India Bonds 7.16% due 05/20/2023	INR	96,000,000	1,378,839
Republic of India Bonds 8.20% due 09/24/2025	INR	29,700,000	443,162

			5,722,100

Indonesia - 3.5%

Republic of Indonesia Bonds 5.50% due 04/15/2026	IDR	50,404,000,000	3,599,402
Republic of Indonesia Bonds 5.63% due 05/15/2023	IDR	6,415,000,000	462,915
Republic of Indonesia Bonds 6.50% due 06/15/2025	IDR	19,039,000,000	1,410,988
Republic of Indonesia Bonds 7.00% due 05/15/2022	IDR	3,435,000,000	247,351
Republic of Indonesia Senior Notes 7.00% due 05/15/2027	IDR	283,000,000	21,380
Republic of Indonesia Bonds 8.38% due 03/15/2024	IDR	46,834,000,000	3,598,767
Republic of Indonesia Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,633
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	820,108

			10,169,544

Mexico - 1.5%

United Mexican States Bonds 6.50% due 06/09/2022	MXN	29,764,000	1,494,409
United Mexican States Senior Notes 6.75% due 03/09/2023	MXN	10,255,000	519,725
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	38,822,000	2,023,020
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	378,863

			4,416,017

Norway - 1.9%

Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	2,523,000	295,757
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	501,783
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	27,341,000	3,216,611
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	12,599,000	1,525,226

			5,539,377

South Korea - 7.0%

Republic of South Korea Bonds 0.88% due 12/10/2023	KRW	4,086,000,000	3,488,747
Republic of South Korea Senior Notes 0.91% due 04/02/2023	KRW	5,120,000,000	4,392,475
Republic of South Korea Senior Notes 1.13% due 06/10/2024	KRW	1,406,000,000	1,203,043
Republic of South Korea Bonds 1.38% due 09/10/2024	KRW	2,374,500,000	2,042,725
Republic of South Korea Bonds 1.88% due 03/10/2024	KRW	2,889,000,000	2,522,111
Republic of South Korea Bonds 2.25% due 09/10/2023	KRW	2,742,000,000	2,409,585
Republic of South Korea Bonds 3.00% due 09/10/2024	KRW	189,100,000	170,481

Republic of South Korea Bonds 3.38% due 09/10/2023	KRW	4,345,000,000	3,902,054

			20,131,221

Total Foreign Government Obligations
(cost $72,727,699)			61,490,503

U.S. GOVERNMENT TREASURIES - 0.6%

United States Treasury Notes
1.63% due 10/31/2026		1,210,000	1,260,479
2.13% due 05/31/2026		550,000	585,471

Total U.S. Government Treasuries
(cost $1,822,492)			1,845,950

Total Long-Term Investment Securities
(cost $224,077,364)			251,152,349

SHORT-TERM INVESTMENT SECURITIES - 11.1%
Foreign Government Obligations - 5.3%

Republic of Argentina(2)(3)(7)
due 09/13/2021	ARS	4,567,804	36,944
due 02/28/2022	ARS	8,002,290	56,044
due 04/18/2022	ARS	24,107,100	161,546
due 06/30/2022	ARS	3,063,951	18,657

			273,191

Government of Japan
(0.10)-(0.11)% due 09/13/2021	JPY	165,900,000	1,508,027
(0.11)% due 10/25/2021	JPY	57,100,000	519,108
(0.11)% due 12/10/2021	JPY	5,200,000	47,282
(0.13)% due 12/20/2021	JPY	175,150,000	1,592,645
(0.13)-(0.15)% due 02/10/2022	JPY	704,000,000	6,402,814

			10,069,876

Republic of Singapore
0.29% due 11/19/2021	SGD	4,410,000	3,278,378
0.30% due 10/15/2021	SGD	2,040,000	1,516,892
0.32% due 11/12/2021	SGD	290,000	215,595

			5,010,865

			15,353,932

Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(5)(6)		502,680	502,680

U.S. Government Agencies - 1.9%

Federal Home Loan Bank Disc. Notes 0.01% due 09/01/2021		5,590,000	5,590,000

U.S. Government Treasuries - 3.7%

United States Treasury Bills
0.04% due 10/14/2021		10,000,000	9,999,522
0.04% due 11/04/2021		615,000	614,948

			10,614,470

Total Short-Term Investment Securities
(cost $32,082,801)			32,061,082

REPURCHASE AGREEMENTS - 1.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $1,304,000 and collateralized by $1,324,500 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $1,330,088		1,304,000	1,304,000

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $2,433,000 and collateralized by $2,471,300 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $2,481,726		2,433,000	2,433,000

Total Repurchase Agreements
(cost $3,737,000)			3,737,000

TOTAL INVESTMENTS
(cost $259,897,165)		99.5%	286,950,431
Other assets less liabilities		0.5	1,369,600

NET ASSETS		100.0%	$288,320,031

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $6,899,019 representing 2.4% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2021, the Fund held the following restricted securities:

	Acquisition	Principal		Acquisition		Value Per	% of Net
Description	Date	Amount		Cost	Value	Share	Assets
Foreign Government Obligations
Republic of Argentina 1.20% due 03/18/2022	03/19/2020 - 12/18/2020	ARS	68,123,289	1,101,270	660,680	0.01	0.23
Republic of Argentina 1.30% due 09/20/2022	10/29/2020 - 11/03/2020	ARS	698,400	4,530	6,420	0.01	0.00
Republic of Argentina 1.40% due 03/25/2023	03/26/2020 - 07/27/2021	ARS	49,143,128	782,581	462,205	0.01	0.16
Republic of Argentina 1.45% due 08/13/2023	07/27/2021	ARS	3,555,767	19,360	29,563	0.01	0.01
Republic of Argentina 1.50% due 03/25/2024	03/26/2020 - 04/19/2021	ARS	41,389,459	719,344	366,876	0.01	0.13
Republic of Argentina 15.50% due 10/17/2026	10/17/2016 - 05/17/2018	ARS	79,847,000	4,460,922	216,222	0.00	0.07
Republic of Argentina 16.00% due 10/17/2023	10/17/2016 - 04/09/2021	ARS	45,555,800	2,088,722	179,029	0.00	0.06
Republic of Argentina 18.20% due 10/03/2021	10/03/2016 - 08/01/2018	ARS	40,723,000	2,672,053	249,392	0.01	0.09
Republic of Argentina 36.14% (BADLARPP+2.00%) due 04/03/2022	04/03/2017	ARS	2,800,000	186,226	16,887	0.01	0.01
Republic of Argentina discount note due 09/13/2021	12/30/2020	ARS	4,567,804	33,113	36,944	0.01	0.01
Republic of Argentina discount note due 02/28/2022	03/23/2021 - 05/28/2021	ARS	8,002,290	53,019	56,044	0.01	0.02
Republic of Argentina discount note due 04/18/2022	05/04/2021 - 05/06/2021	ARS	24,107,100	155,148	161,546	0.01	0.05
Republic of Argentina discount note due 06/30/2022	07/27/2021	ARS	3,063,951	12,049	18,657	0.01	0.01

					$2,460,465		0.85%

(3)	Principal amount adjusted for inflation.
(4)	Denominated in United States dollars unless otherwise indicated.

(5)

At August 31, 2021, the Fund had loaned securities with a total value of $3,455,319. This was secured by collateral of $502,680, which was received in cash and subsequently invested in short-term investments currently valued at $502,680 as reported in the Portfolio of Investments. Additional collateral of $3,539,215 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$27,388
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	94,464
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	51,985
United States Treasury Bills	0.00%	09/30/2021 to 10/28/2021	12,196
United States Treasury Notes/Bonds	0.13% to 8.00%	09/15/2021 to 02/15/2051	3,353,182

(6)	The rate shown is the 7-day yield as of August 31, 2021
(7)	The security was issued on a discount basis with no stated coupon rate.

ADR - American Depositary Receipt

ARS - Argentine Peso

BR - Bearer Shares

BRL - Brazilian Real

COP - Colombian Peso

GDR - Global Depositary Receipt

GHS - Ghanaian Cedi

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NES - Non-Voting Equity Securities

NOK - Norwegian Krone

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

SGD - Singapore Dollar

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP - Argentina Deposit Rates Badlar 30-35 days

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	454,552	USD	546,385	10/18/2021	$9,189	$—
	EUR	154,519	CAD	230,000	10/19/2021	—	(329)
	EUR	36,820	USD	43,642	10/29/2021	119	—
	EUR	431,144	USD	507,407	02/25/2022	—	(3,617)
	USD	1,345,280	CNH	8,641,070	09/10/2021	—	(7,207)
	USD	1,610,471	CNH	10,360,160	09/13/2021	—	(6,641)
	USD	304,875	NZD	430,000	09/21/2021	—	(1,876)

						9,308	(19,670)

Citibank N.A.	AUD	3,160,000	USD	2,345,090	10/20/2021	32,781	—
	EUR	910,000	USD	1,076,560	10/18/2021	1,109	—
	EUR	590,000	USD	708,142	10/21/2021	10,832	—
	EUR	590,000	USD	713,098	10/22/2021	15,774	—
	EUR	544,800	USD	658,358	10/26/2021	14,408	—
	EUR	89,576	USD	105,991	01/12/2022	—	(68)
	MXN	7,890,500	USD	393,620	10/01/2021	2,251	—
	MXN	7,890,500	USD	391,938	11/01/2021	2,203	—
	MXN	63,810,000	USD	3,156,567	11/16/2021	11,071	—
	USD	96,502	INR	7,256,500	09/08/2021	2,842	—
	USD	118,019	INR	8,747,000	09/09/2021	1,721	—
	USD	2,079,320	CNH	13,357,300	09/10/2021	—	(10,937)
	USD	2,348,518	JPY	258,580,000	10/20/2021	2,821	—
	USD	71,266	INR	5,428,300	11/10/2021	2,585	—
	USD	354,325	NZD	500,000	12/21/2021	—	(2,280)
	USD	753,921	CNH	4,948,740	01/12/2022	5,047	—

						105,445	(13,285)

Deutsche Bank AG	EUR	304,360	NOK	3,276,800	09/15/2021	17,441	—
	EUR	271,305	SEK	2,792,000	09/15/2021	3,151	—
	EUR	210,571	SEK	2,140,075	09/16/2021	—	(677)
	EUR	60,000	USD	71,235	10/04/2021	345	—
	EUR	490,506	SEK	5,000,117	10/13/2021	—	(36)
	EUR	528,245	SEK	5,360,100	10/18/2021	—	(2,943)
	EUR	1,007,967	NOK	10,160,000	10/19/2021	—	(22,722)
	EUR	1,104,432	SEK	11,210,100	10/19/2021	—	(5,772)
	EUR	2,400,000	USD	2,837,467	10/19/2021	1,059	—
	EUR	362,080	SEK	3,686,883	11/17/2021	—	(685)
	EUR	1,417,461	SEK	14,293,534	12/13/2021	—	(19,433)
	EUR	913,645	SEK	9,244,075	12/16/2021	—	(8,975)
	EUR	356,606	USD	421,651	01/27/2022	—	(729)
	EUR	277,096	USD	326,402	02/28/2022	—	(2,057)
	EUR	275,795	SEK	2,788,700	06/15/2022	—	(3,700)
	EUR	1,557,779	NOK	15,973,000	06/20/2022	—	(19,541)

						21,996	(87,270)

Goldman Sachs International	CLP	179,572,759	USD	229,135	09/01/2021	—	(2,918)
	CLP	240,271,972	USD	308,833	09/15/2021	—	(1,503)
	USD	246,668	CLP	179,572,759	09/01/2021	—	(14,616)
	USD	331,096	CLP	240,271,972	09/15/2021	—	(20,761)
	USD	47,533	CLP	34,870,000	09/29/2021	—	(2,519)
	USD	90,593	CLP	69,832,323	10/04/2021	—	(462)
	USD	99,389	CLP	74,050,000	10/14/2021	—	(3,854)
	USD	143,870	CLP	111,342,324	11/04/2021	—	(347)
	USD	129,687	CLP	100,772,250	11/05/2021	203	—
	USD	228,316	CLP	179,572,759	11/30/2021	2,822	—
	USD	307,607	CLP	240,271,972	12/15/2021	1,424	—
	USD	189,485	CLP	140,200,000	12/23/2021	—	(9,236)
	USD	175,469	CLP	138,550,704	02/11/2022	2,215	—
	USD	167,210	CLP	132,627,351	05/11/2022	2,090	—

						8,754	(56,216)

HSBC Bank PLC	AUD	667,496	USD	499,477	10/13/2021	11,058	—
	EUR	517,579	USD	615,350	10/13/2021	3,725	—
	EUR	1,018,902	JPY	128,539,525	10/25/2021	—	(35,422)
	EUR	2,068,637	CAD	3,079,731	11/03/2021	—	(4,694)
	EUR	798,302	CAD	1,183,410	02/03/2022	—	(7,810)
	EUR	796,701	CAD	1,183,420	05/03/2022	—	(7,922)
	JPY	132,951,923	EUR	1,018,902	10/25/2021	—	(4,702)
	USD	118,900	INR	8,779,790	09/13/2021	1,242	—
	USD	116,538	INR	8,755,300	10/12/2021	2,923	—
	USD	494,489	JPY	54,460,000	10/13/2021	705	—
	USD	806,146	CNH	5,358,330	10/15/2021	21,061	—
	USD	833,487	CNH	5,393,410	12/15/2021	—	(4,585)

						40,714	(65,135)

JPMorgan Chase Bank N.A	AUD	2,726,711	USD	2,042,619	10/13/2021	47,434	—
	EUR	930,000	USD	1,135,600	09/02/2021	37,502	—
	EUR	528,696	NOK	5,358,700	09/16/2021	—	(8,057)
	EUR	1,124,240	NOK	11,353,925	09/30/2021	—	(22,223)
	EUR	531,753	NOK	5,358,700	10/19/2021	—	(12,126)
	EUR	585,425	SEK	6,000,000	10/19/2021	3,650	—
	EUR	118,892	CAD	176,470	11/03/2021	—	(693)
	EUR	166,083	SEK	1,680,000	12/17/2021	—	(1,680)
	EUR	118,648	CAD	176,470	02/03/2022	—	(697)
	EUR	118,443	CAD	176,521	05/03/2022	—	(713)
	USD	99,293	INR	7,468,700	09/07/2021	2,965	—
	USD	129,273	INR	9,660,800	09/08/2021	2,988	—
	USD	181,483	CLP	134,700,000	09/24/2021	—	(7,564)
	USD	306,689	CLP	219,500,000	09/30/2021	—	(23,345)
	USD	157,914	CLP	116,460,000	10/04/2021	—	(7,603)
	USD	701,439	CLP	538,500,000	10/13/2021	—	(6,667)
	USD	2,035,115	JPY	224,070,000	10/13/2021	2,307	—
	USD	1,168,180	CNH	7,622,920	11/22/2021	5,368	—
	USD	792,877	CNH	5,126,110	12/10/2021	—	(4,761)
	USD	1,152,926	CNH	7,456,600	12/13/2021	—	(6,765)
	USD	998,705	NZD	1,400,000	12/20/2021	—	(12,963)
	USD	563,499	NZD	800,000	12/21/2021	—	(227)
	USD	96,485	INR	7,447,700	01/27/2022	4,008	—

						106,222	(116,084)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	162,835	02/28/2022	—	(744)

Standard Chartered Bank	EUR	2,642,368	USD	3,207,169	09/07/2021	86,910	—

UBS AG	EUR	176,932	USD	214,729	09/07/2021	5,798	—
	EUR	226,932	USD	268,717	01/12/2022	26	—

						5,824	—

Unrealized Appreciation (Depreciation)						$385,173	$(358,404)

AUD - Australian Dollar

CAD - Canadian Dollar

CLP - Chilean Peso

CNH - Yuan Renminbi Offshore

EUR - Euro Currency

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

Industry Allocation*
Sovereign	19.9%
Medical-Drugs	6.9
Foreign Government Obligations	4.8
U.S. Government Treasuries	3.7
Medical-Biomedical/Gene	2.7
Semiconductor Equipment	2.5
Computer Services	2.4
Electronic Components-Semiconductors	2.2
Tobacco	2.1
Telephone-Integrated	2.1
Central Bank	2.0
U.S. Government Agencies	1.9
Cosmetics & Toiletries	1.6
Retail-Building Products	1.6
Semiconductor Components-Integrated Circuits	1.6
Retail-Discount	1.6
Applications Software	1.5
Repurchase Agreements	1.3
Computers	1.2
Commercial Services-Finance	1.2
Real Estate Investment Trusts	1.1
Metal-Diversified	1.1
Enterprise Software/Service	1.0
Banks-Commercial	1.0
Food-Misc./Diversified	0.9
Electronic Forms	0.9
Beverages-Non-alcoholic	0.9
Food-Retail	0.9
Transport-Services	0.9
Diversified Minerals	0.8
Internet Content-Entertainment	0.8
Networking Products	0.8
Web Portals/ISP	0.8
Diversified Manufacturing Operations	0.7
Diversified Banking Institutions	0.7
Cellular Telecom	0.7
Finance-Credit Card	0.6
United States Treasury Notes	0.6
Metal-Iron	0.6
Electronic Components-Misc.	0.6
Distribution/Wholesale	0.6
Electric-Integrated	0.6
Building-Residential/Commercial	0.6
Aerospace/Defense	0.5
Commercial Services	0.5
Medical Products	0.4
Entertainment Software	0.4
Telecom Services	0.4
Investment Management/Advisor Services	0.4
Data Processing/Management	0.4
Transport-Rail	0.3
Consumer Products-Misc.	0.3
Gold Mining	0.3
Chemicals-Diversified	0.3
Auto-Cars/Light Trucks	0.3
Steel-Producers	0.3
Insurance-Property/Casualty	0.3
Insurance-Life/Health	0.3
Soap & Cleaning Preparation	0.3
Retail-Apparel/Shoe	0.3
Diversified Financial Services	0.3
Auto-Heavy Duty Trucks	0.2
Real Estate Operations & Development	0.2
Diagnostic Kits	0.2
E-Commerce/Products	0.2
Toys	0.2
Industrial Gases	0.2
Computers-Memory Devices	0.2
Apparel Manufacturers	0.2
Computer Data Security	0.2
Private Equity	0.2
Computer Aided Design	0.2
Retail-Auto Parts	0.2
Food-Confectionery	0.2
Food-Meat Products	0.2
Transport-Truck	0.2
Electronic Connectors	0.2
Machinery-Electrical	0.2
Import/Export	0.2
Registered Investment Companies	0.2
Multimedia	0.2
Instruments-Controls	0.2
Machinery-General Industrial	0.2
Beverages-Wine/Spirits	0.2
Paper & Related Products	0.2
Oil Companies-Integrated	0.2
Real Estate Management/Services	0.2
Building Products-Cement	0.2
Precious Metals	0.2
Diversified Operations	0.2
Retail-Drug Store	0.1
Building & Construction Products-Misc.	0.1
Medical-Hospitals	0.1
Industrial Automated/Robotic	0.1
Auto/Truck Parts & Equipment-Original	0.1
Pipelines	0.1
Retail-Consumer Electronics	0.1
Coal	0.1
Rubber-Tires	0.1
Retail-Convenience Store	0.1
Retail-Gardening Products	0.1
Gambling (Non-Hotel)	0.1
Containers-Paper/Plastic	0.1
Chemicals-Specialty	0.1
Medical Information Systems	0.1
Computers-Periphery Equipment	0.1
Human Resources	0.1
Retail-Hypermarkets	0.1
Broadcast Services/Program	0.1
Machinery-Construction & Mining	0.1
Respiratory Products	0.1
Bicycle Manufacturing	0.1
Advertising Agencies	0.1
Retail-Jewelry	0.1
Retail-Restaurants	0.1
Non-Ferrous Metals	0.1
Instruments-Scientific	0.1
MRI/Medical Diagnostic Imaging	0.1
Brewery	0.1
Diversified Operations/Commercial Services	0.1
Coatings/Paint	0.1
Rubber/Plastic Products	0.1
Computer Software	0.1
Platinum	0.1
Tools-Hand Held	0.1
Cable/Satellite TV	0.1
Computers-Integrated Systems	0.1
Internet Infrastructure Software	0.1
Communications Software	0.1
Gas-Transportation	0.1
Electric-Transmission	0.1
Photo Equipment & Supplies	0.1
Non-Hazardous Waste Disposal	0.1
Building Products-Doors & Windows	0.1

99.5%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$207,154	$—	$24,198	$231,352
Other Countries	187,584,544	—	—	187,584,544
Foreign Government Obligations	—	61,490,503	—	61,490,503
U.S. Government Treasuries	—	1,845,950	—	1,845,950
Short-Term Investment Securities:
Registered Investment Companies	502,680	—	—	502,680
Other Short-Term Investments	—	31,558,402	—	31,558,402
Repurchase Agreements	—	3,737,000	—	3,737,000

Total Investments at Value	$188,294,378	$98,631,855	$24,198	$286,950,431

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$385,173	$—	$385,173

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$358,404	$—	$358,404

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 9.7%
Diversified Financial Services - 9.7%

ACC Auto Trust Series 2021-A, Class A 1.08% due 04/15/2027*	$400,015	$400,479
ACC Trust Series 2021-1, Class A 0.74% due 11/20/2023*	496,911	496,899
AMSR Trust Series 2020-SFR3, Class A 1.36% due 09/17/2037*	568,738	569,337
AMSR Trust Series 2021-SFR2, Class A 1.53% due 08/17/2026*	1,000,000	1,002,490
AMSR Trust VRS Series 2021-SFR1, Class A 1.95% due 06/17/2038*(1)	300,000	304,610
BANK Series 2021-BN35, Class A5 2.29% due 08/15/2031(2)	1,250,000	1,287,121
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(2)	500,000	521,510
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(2)	236,305	241,058
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(2)	1,250,000	1,330,037
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.77% due 08/15/2045(1)(2)(3)	731,185	5,022
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.31% due 02/10/2037*(1)(2)	600,000	609,187
DT Auto Owner Trust Series 2021-3A, Class A 0.33% due 04/15/2025*	640,000	640,030
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(2)	398,000	432,483
FirstKey Homes Trust Series 2021-SFR1, Class A 1.54% due 08/17/2038*	1,325,000	1,329,621
GS Mtg. Securities Corp. Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(2)	1,100,000	1,215,976
Progress Residential Trust Series 2021-SFR6, Class A 1.52% due 07/17/2038*	1,000,000	1,003,359
Progress Residential Trust Series 2021-SFR4, Class A 1.56% due 05/17/2038*	700,000	704,132
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(2)	1,000,000	1,051,964
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	563,134	577,827
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(2)	1,500,000	1,597,121
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(2)	217,000	218,173
US Auto Funding Series 2021-1A, Class A 0.79% due 07/15/2024*	1,090,000	1,090,403

Total Asset Backed Securities
(cost $16,360,887)		16,628,839

U.S. CORPORATE BONDS & NOTES - 4.5%
Airlines - 0.5%

American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	595,879	600,162
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	273,906	278,954

		879,116

Banks-Super Regional - 0.5%

Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	934,304

Diversified Banking Institutions - 0.4%

Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	438,292
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	164,554

		602,846

Electric-Distribution - 0.6%

Entergy Louisiana LLC Collateral Trust Bonds 3.25% due 04/01/2028	1,000,000	1,095,682

Electric-Integrated - 0.1%

San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	243,877

Electronic Components-Semiconductors - 0.6%

NVIDIA Corp. Senior Notes 2.00% due 06/15/2031	1,000,000	1,009,371

Finance-Credit Card - 0.1%

American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	113,236

Medical-Biomedical/Gene - 0.1%

Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	155,856

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	126,000	127,469

Multimedia - 0.3%

Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	509,857

Oil Companies-Integrated - 0.1%

Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	116,000	127,117

Pharmacy Services - 0.1%

CVS Health Corp. Senior Notes 4.30% due 03/25/2028	171,000	196,925

Pipelines - 0.2%

Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	140,372
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	145,027

		285,399

Real Estate Investment Trusts - 0.1%

Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	256,002

Retail-Building Products - 0.3%

Home Depot, Inc. Senior Notes 0.90% due 03/15/2028#	450,000	437,520

Telephone-Integrated - 0.3%

AT&T, Inc. Senior Notes 1.65% due 02/01/2028	580,000	579,820

Transport-Rail - 0.1%

Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	91,677
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,110

		113,787

Total U.S. Corporate Bonds & Notes
(cost $7,441,527)		7,668,184

FOREIGN CORPORATE BONDS & NOTES - 0.3%
Diversified Banking Institutions - 0.3%

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	231,147
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	367,806

Total Foreign Corporate Bonds & Notes
(cost $580,000)		598,953

U.S. GOVERNMENT AGENCIES - 41.6%
Federal Farm Credit Bank - 1.0%

3.33% due 04/28/2037	500,000	595,064
3.35% due 10/21/2025	1,000,000	1,110,185

		1,705,249

Federal Home Loan Mtg. Corp. - 8.5%

2.50% due 05/01/2050	628,252	655,335
3.50% due 06/01/2033	691,127	739,579
4.50% due 09/01/2039	182,044	202,294
4.50% due 11/01/2039	101,726	113,646
4.50% due 02/01/2040	150,838	168,514
4.50% due 04/01/2040	15,768	17,678
4.50% due 06/01/2040	25,163	27,705
4.50% due 08/01/2040	168,491	188,855
4.50% due 03/01/2041	476,350	528,093
4.50% due 04/01/2041	87,025	97,214
4.50% due 06/01/2041	132,717	147,467
5.00% due 10/01/2034	19,525	21,404
5.50% due 12/01/2036	9,354	10,475
6.00% due 11/01/2033	45,047	53,530
6.50% due 02/01/2032	13,518	15,371
8.00% due 08/01/2030	89	100
8.00% due 06/01/2031	592	601
Federal Home Loan Mtg. Corp. FRS 2.25% (12 ML+1.83%) due 12/01/2035	5,055	5,134
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	401,331	421,134
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K130, Class A2 1.72% due 06/25/2031(2)	670,000	684,811
Series KJ14, Class A2 2.81% due 09/25/2024(2)	591,000	624,576
Federal Home Loan Mtg. Corp. REMIC Series 4594, Class GN 2.50% due 02/15/2045(4)	518,662	540,882
Series 3981, Class PA 3.00% due 04/15/2031(4)	92,328	95,114
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,909,650
Series 4150, Class IG 3.00% due 01/15/2033(3)(4)	1,827,171	146,369
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,101,159
Series 4365, Class HZ 3.00% due 01/15/2040(4)	667,463	710,514
Series 4599, Class PA 3.00% due 09/15/2045(4)	865,411	907,386
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,080,571
Series 3813, Class D 4.00% due 02/15/2026(4)	751,579	790,172
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	502,190
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,616,823

Series 3786, Class PB 4.50% due 07/15/2040(4)	424,912	451,021
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.40% (6.50%-1 ML) due 05/15/2042(3)(4)(5)	226,532	40,674

		14,616,041

Federal National Mtg. Assoc. - 26.9%

1.73% due 08/01/2031	650,000	662,737
2.04% due 06/01/2037	251,544	253,677
2.50% due 07/01/2050	1,587,083	1,650,306
2.55% due 09/01/2034	700,000	703,287
2.81% due 04/01/2025	800,000	854,750
2.94% due 01/01/2026	1,529,380	1,652,272
3.00% due 03/01/2043	821,735	887,913
3.00% due 02/01/2050	622,309	655,587
3.12% due 07/01/2029	3,443,203	3,855,550
3.30% due 02/01/2030	2,881,428	3,193,316
3.64% due 07/01/2028	1,476,699	1,684,946
3.69% due 05/01/2030	1,455,051	1,687,285
4.00% due 09/01/2040	50,756	56,118
4.00% due 10/01/2040	32,721	35,809
4.00% due 12/01/2040	64,888	71,743
4.00% due 01/01/2041	128,332	141,006
4.00% due 02/01/2041	606,731	670,874
4.00% due 03/01/2041	707,249	774,915
4.00% due 06/01/2042	555,970	603,363
4.00% due 03/01/2043	1,261,600	1,379,640
5.00% due 12/01/2036	8,774	9,621
5.50% due 12/01/2033	10,559	11,918
5.50% due 10/01/2034	6,838	7,630
6.50% due 07/01/2032	3,082	3,637
7.00% due 09/01/2031	8,381	9,204
Federal National Mtg. Assoc. FRS 1.69% (12 ML+1.32%) due 02/01/2035	613	618
1.75% (6 ML+1.50%) due 01/01/2036	2,873	2,937
2.37% (1 Yr USTYCR+2.25%) due 11/01/2034	2,628	2,599
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(3)(4)	101,264	20,284
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(1)	1,859,375	1,993,776
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,123,443	1,228,152
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	119,061	115,228
Series 2020-M8, Class A2 1.82% due 02/25/2030(2)	800,000	821,735
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	1,183,341	1,217,843
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	949,441	984,142
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	984,770	1,016,479
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	356,786	369,926
Series 2019-M31, Class A2 2.85% due 04/25/2034(2)	1,000,000	1,068,828
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	500,452	507,446
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,132,156
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	493,101	518,994
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	366,931	387,162
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	370,326	390,480
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,133,243
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	653,011	704,437
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	912,542
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	148,516	148,659
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	1,160,785	1,171,320
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,032,444
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	296,551
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	37,062	43,024
Federal National Mtg. Assoc. REMIC VRS Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(2)	491,642	524,079
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(2)	1,216,416	1,303,961
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(2)	975,398	1,035,989
Series 2018-M4, Class A2 3.15% due 03/25/2028(1)(2)	1,346,574	1,491,406

		46,093,544

Government National Mtg. Assoc. - 4.9%

2.50% due 03/20/2051	1,583,659	1,677,046
3.50% due 09/15/2048	848,825	948,514
3.50% due 10/15/2048	819,547	910,239
3.50% due 02/15/2049	961,147	1,074,118
3.50% due 08/20/2051	1,516,636	1,651,322
4.50% due 03/15/2038	8,129	9,042
4.50% due 03/15/2039	2,981	3,368
4.50% due 05/15/2039	72,557	81,909
4.50% due 06/15/2039	52,344	58,951
4.50% due 07/15/2039	117,041	130,571
4.50% due 09/15/2039	1,630	1,835
4.50% due 12/15/2039	57,268	63,632
4.50% due 04/15/2040	55,600	62,874

4.50% due 06/15/2040	125,602	141,802
4.50% due 08/15/2040	22,259	25,148
5.00% due 09/15/2035	800	921
5.00% due 02/15/2036	28,107	32,245
5.00% due 05/15/2036	5,504	6,175
6.00% due 01/15/2032	4,706	5,301
7.50% due 02/15/2029	1,972	1,980
7.50% due 07/15/2030	104	106
7.50% due 01/15/2031	3,731	4,176
Government National Mtg. Assoc. REMIC Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	504,434
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	154,128	167,641
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	544,771	572,689
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	277,635	311,301

		8,447,340

Tennessee Valley Authority - 0.3%

Tennessee Valley Authority 0.75% due 05/15/2025	500,000	502,849

Total U.S. Government Agencies
(cost $67,581,591)		71,365,023

U.S. GOVERNMENT TREASURIES - 38.5%
United States Treasury Bonds - 10.5%

1.88% due 02/15/2041	1,000,000	1,007,187
2.00% due 02/15/2050	3,000,000	3,045,586
2.88% due 08/15/2045	1,000,000	1,188,477
3.00% due 02/15/2048	750,000	920,244
3.13% due 02/15/2043	1,000,000	1,224,727
3.75% due 08/15/2041	4,000,000	5,322,187
3.75% due 11/15/2043	1,000,000	1,344,922
3.88% due 08/15/2040	1,500,000	2,018,613
zero coupon due 08/15/2024 STRIPS	2,040,000	2,014,982

		18,086,925

United States Treasury Notes - 28.0%

0.38% due 07/15/2024	2,000,000	1,999,688
0.50% due 03/31/2025	8,000,000	7,990,938
0.63% due 03/31/2027	9,000,000	8,884,336
0.63% due 08/15/2030	1,000,000	947,422
0.75% due 04/30/2026	4,000,000	4,003,594
1.25% due 06/30/2028	1,500,000	1,518,984
1.63% due 05/15/2031	5,000,000	5,155,469
1.75% due 05/15/2023	6,000,000	6,161,484
2.50% due 08/15/2023	3,000,000	3,134,180
2.75% due 02/15/2024	2,500,000	2,649,902
2.88% due 08/15/2028	5,000,000	5,608,984

		48,054,981

Total U.S. Government Treasuries
(cost $62,838,036)		66,141,906

FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Sovereign - 1.5%

Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,507,886)	2,641,000	2,587,675

Total Long-Term Investment Securities
(cost $157,309,927)		164,990,580

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(7)(8) (cost $450,000)	450,000	450,000

REPURCHASE AGREEMENTS - 3.5%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $5,925,000 and collateralized by $6,018,200 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $6,043,591 (cost $5,925,000)	$5,925,000	5,925,000

TOTAL INVESTMENTS (cost $163,684,927)	99.9%	171,365,580
Other assets less liabilities	0.1	219,054

NET ASSETS	100.0%	$171,584,634

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $10,672,052 representing 6.2% of net assets.

#	The security or a portion thereof is out on loan.
(1)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)	Commercial Mortgage Backed Security
(3)	Interest Only
(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2021.
(6)	Principal Only

(7)	The rate shown is the 7-day yield as of August 31, 2021.
(8)

At August 31, 2021, the Fund had loaned securities with a total value of $440,143. This was secured by collateral of $450,000, which was received in cash and subsequently invested in short-term investments currently valued at $450,000 as reported in the Portfolio of Investments.

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$16,628,839	$—	$16,628,839
U.S. Corporate Bonds & Notes	—	7,668,184	—	7,668,184
Foreign Corporate Bonds & Notes	—	598,953	—	598,953
U.S. Government Agencies	—	71,365,023	—	71,365,023
U.S. Government Treasuries	—	66,141,906	—	66,141,906
Foreign Government Obligations	—	2,587,675	—	2,587,675
Short-Term Investment Securities	450,000	—	—	450,000
Repurchase Agreements	—	5,925,000	—	5,925,000

Total Investments at Value	$450,000	$170,915,580	$—	$171,365,580

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Aerospace/Defense - 0.9%

Lockheed Martin Corp.	1,738	$625,332
Teledyne Technologies, Inc.†	352	163,110
TransDigm Group, Inc.†	20,018	12,160,335

		12,948,777

Aerospace/Defense-Equipment - 0.0%

L3Harris Technologies, Inc.	1,805	420,583

Applications Software - 15.7%

Intuit, Inc.	73,875	41,821,376
Microsoft Corp.	411,439	124,205,205
PTC, Inc.†	1,625	213,948
Roper Technologies, Inc.	49,312	23,831,503
ServiceNow, Inc.†	55,196	35,526,354

		225,598,386

Athletic Footwear - 2.3%

NIKE, Inc., Class B	202,959	33,435,466

Auto-Cars/Light Trucks - 0.6%

Tesla, Inc.†	11,909	8,761,689

Auto-Heavy Duty Trucks - 0.0%

Cummins, Inc.	972	229,373

Auto/Truck Parts & Equipment-Original - 0.0%

Aptiv PLC†	2,801	426,284

Banks-Commercial - 0.1%

First Republic Bank	1,442	286,871
SVB Financial Group†	906	506,907

		793,778

Beverages-Non-alcoholic - 0.2%

Coca-Cola Co.	20,987	1,181,778
Monster Beverage Corp.†	5,717	557,808
PepsiCo, Inc.	8,967	1,402,349

		3,141,935

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	1,411	99,080

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	1,220	118,791

Building Products-Air & Heating - 0.0%

Carrier Global Corp.	8,078	465,293

Building Products-Cement - 0.0%

Vulcan Materials Co.	861	160,086

Building Products-Wood - 0.0%

Masco Corp.	1,726	104,803

Building-Maintenance & Services - 0.0%

Rollins, Inc.	3,422	133,184

Building-Residential/Commercial - 0.0%

D.R. Horton, Inc.	3,042	290,876
PulteGroup, Inc.	2,084	112,244

		403,120

Cable/Satellite TV - 0.3%

Charter Communications, Inc., Class A†	2,128	1,737,852
Comcast Corp., Class A	31,173	1,891,578

		3,629,430

Casino Services - 0.0%

Caesars Entertainment, Inc.†	1,871	190,150

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	6,249	856,238

Chemicals-Diversified - 0.0%

Dow, Inc.	5,656	355,762
FMC Corp.	1,992	186,511

		542,273

Chemicals-Specialty - 0.1%

Albemarle Corp.	1,804	427,079
Ecolab, Inc.	1,768	398,436

		825,515

Coatings/Paint - 1.1%

Sherwin-Williams Co.	50,645	15,379,367

Commercial Services - 0.0%

Cintas Corp.	900	356,193
Quanta Services, Inc.	1,249	127,523

		483,716

Commercial Services-Finance - 4.7%

Adyen NV†#*	6,648	21,464,811
Automatic Data Processing, Inc.	3,156	659,730
Equifax, Inc.	940	255,925
FleetCor Technologies, Inc.†	554	145,857
IHS Markit, Ltd.	3,763	453,818
MarketAxess Holdings, Inc.	587	279,365
Moody’s Corp.	1,791	681,959
PayPal Holdings, Inc.†	18,152	5,239,756
S&P Global, Inc.	87,171	38,688,233

		67,869,454

Computer Aided Design - 0.2%

ANSYS, Inc.†	1,346	491,775
Autodesk, Inc.†	3,399	1,053,996
Cadence Design Systems, Inc.†	4,299	702,800
Synopsys, Inc.†	2,357	783,090

		3,031,661

Computer Data Security - 0.1%

Fortinet, Inc.†	2,095	660,218

Computer Services - 0.2%

Accenture PLC, Class A	5,501	1,851,417
Cognizant Technology Solutions Corp., Class A	4,156	317,144

		2,168,561

Computer Software - 1.1%

Akamai Technologies, Inc.†	1,611	182,446
Citrix Systems, Inc.	1,247	128,279
Twilio, Inc., Class A†	44,539	15,898,641

		16,209,366

Computers - 5.0%

Apple, Inc.	473,713	71,923,845

Consulting Services - 0.1%

Gartner, Inc.†	705	217,661
Verisk Analytics, Inc.	2,505	505,409

		723,070

Consumer Products-Misc. - 0.0%

Clorox Co.	1,287	216,280
Kimberly-Clark Corp.	1,981	273,002

		489,282

Containers-Metal/Glass - 0.0%

Ball Corp.	3,247	311,582

Containers-Paper/Plastic - 0.0%

Sealed Air Corp.	1,550	94,597

Cosmetics & Toiletries - 0.3%

Colgate-Palmolive Co.	6,798	529,904
Estee Lauder Cos., Inc., Class A	2,006	683,023
Procter & Gamble Co.	18,159	2,585,660

		3,798,587

Data Processing/Management - 0.8%

Broadridge Financial Solutions, Inc.	897	154,481
Fair Isaac Corp.†	20,549	9,447,197
Fiserv, Inc.†	6,258	737,130
Jack Henry & Associates, Inc.	551	97,185
Paychex, Inc.	2,627	300,713

		10,736,706

Decision Support Software - 0.1%

MSCI, Inc.	1,274	808,455

Diagnostic Equipment - 1.8%

Danaher Corp.	67,416	21,853,571
PerkinElmer, Inc.	1,733	320,258
Thermo Fisher Scientific, Inc.	6,073	3,370,211

		25,544,040

Diagnostic Kits - 0.1%

IDEXX Laboratories, Inc.†	1,318	888,016

Dialysis Centers - 0.0%

DaVita, Inc.†	1,083	141,624

Disposable Medical Products - 0.0%

Teleflex, Inc.	339	134,061

Distribution/Wholesale - 1.5%

Copart, Inc.†	143,435	20,700,539
Fastenal Co.	6,657	371,794
Pool Corp.	620	306,466
WW Grainger, Inc.	413	179,118

		21,557,917

Diversified Banking Institutions - 1.0%

Morgan Stanley	139,136	14,529,972

Diversified Manufacturing Operations - 0.1%

Illinois Tool Works, Inc.	1,955	455,241
Parker-Hannifin Corp.	1,037	307,647
Trane Technologies PLC	1,700	337,450

		1,100,338

Drug Delivery Systems - 0.1%

DexCom, Inc.†	1,494	790,953

E-Commerce/Products - 12.5%

Amazon.com, Inc.†	37,895	131,525,587
eBay, Inc.	10,001	767,477
Etsy, Inc.†	97,889	21,169,475
Sea, Ltd. ADR†	76,585	25,910,237

		179,372,776

E-Commerce/Services - 2.9%

Booking Holdings, Inc.†	241	554,220
Expedia Group, Inc.†	787	113,722
Match Group, Inc.†	130,128	17,884,792
MercadoLibre, Inc.†	12,259	22,893,070

		41,445,804

E-Services/Consulting - 0.0%

CDW Corp.	954	191,382

Electric Products-Misc. - 0.0%

AMETEK, Inc.	1,749	237,812
Emerson Electric Co.	3,706	390,983

		628,795

Electric-Integrated - 0.1%

AES Corp.	3,912	93,379
NextEra Energy, Inc.	13,033	1,094,642

		1,188,021

Electronic Components-Misc. - 0.0%

Garmin, Ltd.	1,297	226,236

Electronic Components-Semiconductors - 4.7%

Advanced Micro Devices, Inc.†	18,775	2,078,768
Broadcom, Inc.	4,290	2,133,031
IPG Photonics Corp.†	250	42,670
Marvell Technology, Inc.	470,615	28,796,932
Microchip Technology, Inc.	3,044	479,004
Monolithic Power Systems, Inc.	665	329,129
NVIDIA Corp.	137,219	30,716,473
Qorvo, Inc.†	1,740	327,172
Skyworks Solutions, Inc.	1,326	243,268
Texas Instruments, Inc.	7,563	1,443,852
Xilinx, Inc.	3,799	591,086

		67,181,385

Electronic Connectors - 0.1%

Amphenol Corp., Class A	5,726	438,783
TE Connectivity, Ltd.	1,939	291,277

		730,060

Electronic Forms - 2.3%

Adobe, Inc.†	48,813	32,397,188

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.	3,376	592,387
Keysight Technologies, Inc.†	1,623	291,134
Trimble, Inc.†	3,878	365,385

		1,248,906

Electronic Security Devices - 0.0%

Allegion PLC	584	84,090

Energy-Alternate Sources - 0.0%

Enphase Energy, Inc.†	2,097	364,312

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.	1,247	168,295

Enterprise Software/Service - 0.4%

Oracle Corp.	15,440	1,376,167
Paycom Software, Inc.†	759	371,075
salesforce.com, Inc.†	14,922	3,958,359
Tyler Technologies, Inc.†	629	305,506

		6,011,107

Entertainment Software - 0.1%

Activision Blizzard, Inc.	7,084	583,509
Electronic Arts, Inc.	2,388	346,762
Take-Two Interactive Software, Inc.†	1,787	288,100

		1,218,371

Finance-Credit Card - 5.4%

Mastercard, Inc., Class A	101,720	35,218,516
Visa, Inc., Class A	184,891	42,358,528

		77,577,044

Finance-Other Services - 0.1%

Cboe Global Markets, Inc.	841	106,092
Intercontinental Exchange, Inc.	4,696	561,313
Nasdaq, Inc.	1,154	225,930

		893,335

Food-Confectionery - 0.0%

Hershey Co.	928	164,906

Food-Misc./Diversified - 0.0%

Lamb Weston Holdings, Inc.	836	54,465
McCormick & Co., Inc.	1,693	146,089

		200,554

Gambling (Non-Hotel) - 1.4%

Evolution AB*	124,770	20,103,275

Gold Mining - 0.0%

Newmont Corp.	6,809	394,854

Hotels/Motels - 0.0%

Hilton Worldwide Holdings, Inc.†	1,592	198,777

Independent Power Producers - 0.0%

NRG Energy, Inc.	2,231	101,890

Industrial Automated/Robotic - 0.0%

Rockwell Automation, Inc.	1,004	326,752

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,573	423,939
Linde PLC	4,663	1,466,933

		1,890,872

Instruments-Controls - 0.0%

Mettler-Toledo International, Inc.†	359	557,466

Instruments-Scientific - 0.0%

Waters Corp.†	524	216,946

Insurance Brokers - 0.1%

Aon PLC, Class A	1,814	520,364
Arthur J. Gallagher & Co.	1,362	195,610
Marsh & McLennan Cos., Inc.	3,850	605,220

		1,321,194

Insurance-Property/Casualty - 0.0%

Progressive Corp.	5,787	557,520

Internet Application Software - 2.0%

Shopify, Inc., Class A†	8,879	13,538,522
Wix.com, Ltd.†	65,050	14,446,304

		27,984,826

Internet Content-Entertainment - 8.4%

Facebook, Inc., Class A†	185,091	70,219,824
Netflix, Inc.†	43,599	24,816,115
Snap, Inc., Class A†	319,305	24,302,303
Twitter, Inc.†	12,333	795,478

		120,133,720

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	405	82,446

Investment Management/Advisor Services - 0.1%

BlackRock, Inc.	1,534	1,447,007
T. Rowe Price Group, Inc.	2,103	470,798

		1,917,805

Machinery-Construction & Mining - 0.1%

Caterpillar, Inc.	3,978	838,841

Machinery-Farming - 0.1%

Deere & Co.	3,615	1,366,578

Machinery-General Industrial - 1.5%

Chart Industries, Inc.†	109,680	20,661,518
IDEX Corp.	528	118,272
Otis Worldwide Corp.	3,241	298,885

		21,078,675

Machinery-Pumps - 0.0%

Xylem, Inc.	1,280	174,477

Medical Information Systems - 0.0%

Cerner Corp.	2,002	152,853

Medical Instruments - 0.2%

Bio-Techne Corp.	601	299,983
Edwards Lifesciences Corp.†	5,475	641,561
Intuitive Surgical, Inc.†	1,281	1,349,610

		2,291,154

Medical Labs & Testing Services - 2.1%

Catalent, Inc.†	2,632	343,318
Charles River Laboratories International, Inc.†	776	344,435
IQVIA Holdings, Inc.†	1,896	492,448
Lonza Group AG	34,957	29,584,139

		30,764,340

Medical Products - 0.3%

Abbott Laboratories	16,200	2,047,194
ABIOMED, Inc.†	700	254,772
Align Technology, Inc.†	1,113	789,117
Cooper Cos., Inc.	312	140,621
Hologic, Inc.†	2,851	225,657
STERIS PLC	860	184,909
Stryker Corp.	2,482	687,762
West Pharmaceutical Services, Inc.	1,140	514,847

		4,844,879

Medical-Biomedical/Gene - 0.4%

Amgen, Inc.	4,440	1,001,353
Bio-Rad Laboratories, Inc., Class A†	333	268,005
Biogen, Inc.†	1,233	417,876
Illumina, Inc.†	1,128	515,677
Incyte Corp.†	1,820	139,212
Moderna, Inc.†	2,735	1,030,247
Regeneron Pharmaceuticals, Inc.†	1,618	1,089,561
Vertex Pharmaceuticals, Inc.†	4,000	801,160

		5,263,091

Medical-Drugs - 2.1%

AbbVie, Inc.	20,197	2,439,394
Bristol-Myers Squibb Co.	17,950	1,200,137
Eli Lilly & Co.	7,503	1,937,950
Johnson & Johnson	16,277	2,818,037
Merck & Co., Inc.	18,781	1,432,802
Organon & Co.	1,877	63,611
Zoetis, Inc.	97,223	19,887,937

		29,779,868

Medical-HMO - 0.3%

Humana, Inc.	1,036	420,015
UnitedHealth Group, Inc.	7,583	3,156,576

		3,576,591

Metal-Copper - 0.0%

Freeport-McMoRan, Inc.	14,041	510,952

Networking Products - 0.0%

Arista Networks, Inc.†	850	314,100

Non-Hazardous Waste Disposal - 0.0%

Waste Management, Inc.	2,340	362,957

Office Automation & Equipment - 0.0%

Zebra Technologies Corp., Class A†	604	354,651

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	539	121,485

Oil Companies-Exploration & Production - 0.0%

Hess Corp.	2,248	154,550

Power Converter/Supply Equipment - 0.0%

Generac Holdings, Inc.†	973	425,182

Racetracks - 0.0%

Penn National Gaming, Inc.†#	1,377	111,675

Real Estate Investment Trusts - 0.3%

American Tower Corp.	3,583	1,046,845
Crown Castle International Corp.	4,007	780,123
Duke Realty Corp.	2,376	124,764
Equinix, Inc.	803	677,290
Extra Space Storage, Inc.	992	185,415
Public Storage	1,012	327,493
SBA Communications Corp.	1,098	394,149

		3,536,079

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	1,118	394,263

Respiratory Products - 0.0%

ResMed, Inc.	2,248	653,111

Retail-Apparel/Shoe - 0.0%

Victoria’s Secret & Co.†	1	0

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	187	289,691
O’Reilly Automotive, Inc.†	733	435,461

		725,152

Retail-Building Products - 0.4%

Home Depot, Inc.	11,830	3,858,709
Lowe’s Cos., Inc.	7,755	1,581,167

		5,439,876

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	1,722	200,630

Retail-Discount - 0.3%

Costco Wholesale Corp.	3,621	1,649,329
Dollar General Corp.	3,650	813,622
Target Corp.	5,045	1,246,014

		3,708,965

Retail-Gardening Products - 0.0%

Tractor Supply Co.	1,781	345,959

Retail-Misc./Diversified - 0.0%

Bath & Body Works, Inc.	2,291	154,597

Retail-Perfume & Cosmetics - 0.0%

Ulta Beauty, Inc.†	432	167,318

Retail-Restaurants - 0.3%

Chipotle Mexican Grill, Inc.†	435	827,949
Domino’s Pizza, Inc.	600	310,134
McDonald’s Corp.	4,612	1,095,166
Starbucks Corp.	10,560	1,240,694
Yum! Brands, Inc.	1,980	259,439

		3,733,382

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	137,896	22,470,225
NXP Semiconductors NV	221	47,544
QUALCOMM, Inc.	17,431	2,556,953

		25,074,722

Semiconductor Equipment - 2.9%

Applied Materials, Inc.	14,180	1,916,144
ASML Holding NV	44,267	36,876,182
KLA Corp.	2,369	805,365
Lam Research Corp.	2,204	1,333,023
Teradyne, Inc.	2,569	311,979

		41,242,693

Soap & Cleaning Preparation - 0.0%

Church & Dwight Co., Inc.	2,539	212,413

Telecom Equipment-Fiber Optics - 0.0%

Corning, Inc.	5,627	225,024

Textile-Apparel - 0.9%

LVMH Moet Hennessy Louis Vuitton SE	17,311	12,811,774

Transport-Rail - 0.2%

CSX Corp.	18,259	593,965
Kansas City Southern	717	201,240
Norfolk Southern Corp.	1,740	441,160
Union Pacific Corp.	4,927	1,068,371

		2,304,736

Transport-Services - 0.2%

Expeditors International of Washington, Inc.	1,696	211,389
FedEx Corp.	2,414	641,376
United Parcel Service, Inc., Class B	7,824	1,530,609

		2,383,374

Transport-Truck - 0.0%

JB Hunt Transport Services, Inc.	761	135,001
Old Dominion Freight Line, Inc.	1,469	424,130

		559,131

Water - 0.0%

American Water Works Co., Inc.	1,402	255,515

Web Hosting/Design - 0.0%

VeriSign, Inc.†	644	139,271

Web Portals/ISP - 5.0%

Alphabet, Inc., Class A†	20,271	58,663,261
Alphabet, Inc., Class C†	4,401	12,803,565

		71,466,826

Wireless Equipment - 0.0%

Motorola Solutions, Inc.	1,180	288,180

Total Common Stocks
(cost $833,700,595)		1,418,250,422

CONVERTIBLE PREFERRED SECURITIES - 0.6%

ByteDance, Ltd., Series E-1†(2)(3)
(cost $5,436,961)	49,619	8,341,742

EXCHANGE-TRADED FUNDS - 0.5%

SPDR Portfolio S&P 500 Growth ETF#
(cost $6,276,447)	100,964	6,873,629

Total Long-Term Investment Securities
(cost $845,414,003)		1,433,465,793

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(4)	10,420,634	10,420,634

U.S. Government Treasuries - 0.0%

United States Treasury Bills Disc. Notes 0.12% due 11/04/2021(5)	$100,000	99,992

Total Short-Term Investment Securities
(cost $10,520,614)		10,520,626

REPURCHASE AGREEMENTS - 0.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $916,000 and collateralized by $930,500 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $934,426

(cost $916,000)	916,000	916,000

TOTAL INVESTMENTS
(cost $856,850,617)	100.8%	1,444,902,419
Liabilities in excess of other assets	(0.8)	(11,107,875)

NET ASSETS	100.0%	$1,433,794,544

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $41,568,086 representing 2.9% of net assets.

(1)

At August 31, 2021, the Fund had loaned securities with a total value of $10,186,986. This was secured by collateral of $10,420,634, which was received in cash and subsequently invested in short-term investments currently valued at $10,420,634 as reported in the Portfolio of Investments. Additional collateral $115,622 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$17,728
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	61,147
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	33,650
United States Treasury Notes/Bonds	0.13% to 1.75%	01/31/2022 to 11/15/2029	3,097

(2)	Securities classified as Level 3 (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2021, the Fund held the following restricted securities:

Restricted Table

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ByteDance, Ltd., Series E-1	12/10/2020	49,619	$5,439,961	$8,341,742	$168.12	0.60%

(4)	The rate shown is the 7-day yield as of August 31, 2021.
(5)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.
ADR	- American Depositary Receipt
ETF	- Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	September 2021	$848,947	$904,100	$55,153

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,418,250,422	$—	$—	$1,418,250,422
Convertible Preferred Securities	—	—	8,341,742	8,341,742
Exchange-Traded Funds	6,873,629	—	—	6,873,629
Short-Term Investment Securities:
Registered Investment Companies	10,420,634	—	—	10,420,634
U.S Government Treasuries	—	99,992	—	99,992
Repurchase Agreements	—	916,000	—	916,000

Total Investments at Value	$1,435,544,685	$1,015,992	$8,341,742	$1,444,902,419

Other Financial Instruments:†
Futures Contracts	$55,153	$—	$—	$55,153

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount(10)	Value (Note 1)
U.S. CONVERTIBLE BONDS & NOTES - 1.9%
Airlines - 0.1%

JetBlue Airways Corp. Senior Notes 0.50% due 04/01/2026*	$924,000	$908,354

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co. Senior Notes zero coupon due 03/15/2026*	2,377,000	2,466,344

Internet Gambling - 0.2%

DraftKings, Inc. Senior Notes zero coupon due 03/15/2028*	1,578,000	1,511,640

Machinery-General Industrial - 0.4%

Middleby Corp. Senior Notes 1.00% due 09/01/2025	1,542,000	2,326,793

Medical Instruments - 0.2%

NuVasive, Inc. Senior Bonds 0.38% due 03/15/2025	1,185,000	1,154,419

Oil Companies-Exploration & Production - 0.3%

Pioneer Natural Resources Co. Senior Notes 0.25% due 05/15/2025	1,125,000	1,678,274

Real Estate Investment Trusts - 0.1%

Pebblebrook Hotel Trust Senior Notes 1.75% due 12/15/2026	750,000	828,949

Retail-Restaurants - 0.2%

Shake Shack, Inc. Senior Notes zero coupon due 03/01/2028*	1,375,000	1,220,692

Total U.S. CONVERTIBLE BONDS & NOTES
(cost $11,123,691)		12,095,465

U.S. CORPORATE BONDS & NOTES - 77.6%
Advertising Sales - 0.4%

Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028	2,210,000	2,270,598

Aerospace/Defense-Equipment - 1.2%

TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	2,330,000	2,385,338
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	4,210,000	4,425,762
TransDigm, Inc. Senior Sec. Notes 8.00% due 12/15/2025*	845,000	904,150

		7,715,250

Apparel Manufacturers - 0.3%

PVH Corp. Senior Notes 4.63% due 07/10/2025	1,720,000	1,912,623

Applications Software - 1.1%

CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,761,296
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	362,988
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	403,163
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	4,215,000	4,463,474

		6,990,921

Auto-Cars/Light Trucks - 3.2%

Ford Motor Co. Senior Notes 4.35% due 12/08/2026	555,000	597,840
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	2,395,000	2,649,469
Ford Motor Credit Co. LLC Senior Notes 3.09% due 01/09/2023	1,885,000	1,920,344
Ford Motor Credit Co. LLC Senior Notes 3.35% due 11/01/2022	1,015,000	1,037,330
Ford Motor Credit Co. LLC Senior Notes 3.37% due 11/17/2023	2,165,000	2,234,280
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	1,514,000	1,600,222
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	775,000	827,313
Ford Motor Credit Co. LLC Senior Notes 4.54% due 08/01/2026	3,440,000	3,736,700
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	3,065,000	3,363,837
Ford Motor Credit Co. LLC Senior Notes 5.58% due 03/18/2024	1,901,000	2,060,114

		20,027,449

Auto/Truck Parts & Equipment-Original - 0.4%

Meritor, Inc. Company Guar. Notes 4.50% due 12/15/2028*	2,375,000	2,422,500

Broadcast Services/Program - 0.4%

Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	2,450,000	2,601,165

Building & Construction Products-Misc. - 0.6%

Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	2,345,000	2,509,150

Victors Merger Corp. Senior Notes 6.38% due 05/15/2029*	1,170,000	1,161,225

		3,670,375

Building-Mobile Home/Manufactured Housing - 0.4%

Williams Scotsman International, Inc. Senior Sec. Notes 4.63% due 08/15/2028*	2,559,000	2,654,963

Building-Residential/Commercial - 2.8%

Adams Homes, Inc. Company Guar. Notes 7.50% due 02/15/2025*	455,000	476,044
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 4.63% due 08/01/2029*	1,315,000	1,315,000
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	2,125,000
Century Communities, Inc. Company Guar. Notes 3.88% due 08/15/2029*	3,465,000	3,517,668
KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	836,163
M/I Homes, Inc. Company Guar. Notes 3.95% due 02/15/2030*	1,910,000	1,930,112
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,145,000	1,199,387
STL Holding Co. LLC Senior Notes 7.50% due 02/15/2026*	1,840,000	1,950,400
Taylor Morrison Communities, Inc. Senior Notes 5.13% due 08/01/2030*	430,000	470,411
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,901,150

		17,721,335

Cable/Satellite TV - 4.6%

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	3,695,000	3,791,994
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 01/15/2034*	3,200,000	3,228,800
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,605,000	1,677,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	1,240,000	1,295,614
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,167,000	2,229,301
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,049,625
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	863,055
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	2,850,000	3,145,687
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,447,594
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	1,800,000	1,861,524
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	2,275,000	2,445,625
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028#	1,350,000	1,452,772
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,133,996
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	1,325,000	1,350,043

		28,972,630

Casino Hotels - 0.9%

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	1,560,000	1,559,064
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	2,560,000	2,713,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*#	1,290,000	1,354,500

		5,627,164

Casino Services - 0.7%

Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	2,490,000	2,631,805
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	1,390,000	1,536,367

		4,168,172

Cellular Telecom - 2.5%

Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,114,000	4,731,100
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,686,844
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,025,000	2,294,224
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	1,110,000	1,133,587
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	2,255,000	2,302,919
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026	3,825,000	3,930,187

		16,078,861

Commercial Services - 0.4%

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	2,703,000	2,678,403

Computer Services - 0.8%

Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	3,231,000	3,344,085
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	1,340,000	1,454,503

		4,798,588

Containers-Metal/Glass - 1.4%

BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,525,000	1,507,539
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*#	3,090,000	3,314,674
Silgan Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2028	EUR 3,400,000	4,036,631

		8,858,844

Containers-Paper/Plastic - 1.0%

Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	1,835,000	1,931,337
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	3,020,000	3,050,200
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,407,000

		6,388,537

Diagnostic Equipment - 0.4%

Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	2,505,000	2,648,787

Distribution/Wholesale - 0.7%

ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,225,000	1,265,302
G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*	1,780,000	1,924,625
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	1,200,000	1,252,500

		4,442,427

E-Commerce/Services - 0.4%

Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 3.50% due 03/01/2029*	2,230,000	2,202,125

Electronic Parts Distribution - 0.6%

Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	3,785,000	3,917,475

Enterprise Software/Service - 0.4%

BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	825,000	868,313
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	1,525,000	1,605,596

		2,473,909

Finance-Auto Loans - 0.5%

Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,514,100
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026#	1,565,000	1,654,988

		3,169,088

Finance-Consumer Loans - 1.7%

Navient Corp. Senior Notes 6.50% due 06/15/2022	2,029,000	2,105,087
OneMain Finance Corp. Company Guar. Notes 4.00% due 09/15/2030	1,525,000	1,528,264
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	4,135,000	4,517,487
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	522,588
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,505,000	1,704,412

Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	475,000	554,563

		10,932,401

Finance-Mortgage Loan/Banker - 3.3%

Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	3,910,000	4,222,800
Home Point Capital, Inc. Company Guar. Notes 5.00% due 02/01/2026*	3,460,000	2,992,900
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	1,605,000	1,576,913
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	2,570,000	2,621,400
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 5.13% due 12/15/2030*	1,580,000	1,615,550
PennyMac Financial Services, Inc. Company Guar. Notes 4.25% due 02/15/2029*	1,360,000	1,309,000
PennyMac Financial Services, Inc. Company Guar. Notes 5.38% due 10/15/2025*	2,825,000	2,923,253
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	3,915,000	3,836,700

		21,098,516

Financial Guarantee Insurance - 0.6%

MGIC Investment Corp. Senior Notes 5.25% due 08/15/2028	2,310,000	2,471,700
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	975,000	1,102,969

		3,574,669

Food-Catering - 0.3%

Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	765,000	784,749
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	855,000	889,044

		1,673,793

Food-Misc./Diversified - 1.4%

B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	3,140,000	3,260,890
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,130,135
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,507,248
TreeHouse Foods, Inc. Company Guar. Notes 4.00% due 09/01/2028	979,000	943,609

		8,841,882

Food-Wholesale/Distribution - 0.5%

Performance Food Group, Inc. Company Guar. Notes 4.25% due 08/01/2029*	1,525,000	1,530,170
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,765,000	1,837,806

		3,367,976

Funeral Services & Related Items - 0.3%

Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	777,042
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	790,576

		1,567,618

Gambling (Non-Hotel) - 1.0%

Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,880,000	2,920,896
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	640,000	672,000
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	2,695,000	2,816,275

		6,409,171

Gas-Distribution - 0.7%

AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	751,000	825,161
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	5,000	5,469
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,267,000

		4,097,630

Golf - 0.5%

MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	3,270,000	3,179,290

Hazardous Waste Disposal - 0.3%

Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	1,925,000	1,973,125

Independent Power Producers - 0.4%

Clearway Energy Operating LLC Company Guar. Notes 3.75% due 02/15/2031*	1,005,000	1,020,075
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,386,897

		2,406,972

Insurance Brokers - 0.2%

AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,015,000	1,021,577

Insurance-Multi-line - 1.4%

Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	4,207,437
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	1,890,000	2,121,525
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	256,100
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,203,564
Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034#	1,120,000	1,134,000

		8,922,626

Interior Design/Architecture - 0.4%

Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	2,842,000	2,742,530

Internet Content-Information/News - 0.7%

Arches Buyer, Inc. Senior Sec. Notes 4.25% due 06/01/2028*	2,085,000	2,118,881
Arches Buyer, Inc. Senior Notes 6.13% due 12/01/2028*	2,120,000	2,188,116

		4,306,997

Machinery-General Industrial - 0.2%

Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	1,195,000	1,262,601

Medical Labs & Testing Services - 0.5%

Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	575,000	568,080
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	545,000	570,888
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	1,840,000	1,922,671

		3,061,639

Medical Products - 0.3%

Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*	1,965,000	2,058,338

Medical-Drugs - 0.4%

Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	21,509
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	2,400,000	2,514,000

		2,535,509

Medical-Hospitals - 3.3%

CHS/Community Health Systems, Inc. Senior Sec. Notes 4.75% due 02/15/2031*	3,660,000	3,733,603
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	635,000	669,925
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	3,695,000	3,883,916
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,870,000	6,611,087
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	3,520,000	4,060,496
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	125,213
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	265,000	321,312
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,020,000	1,550,400

		20,955,952

Metal-Aluminum - 0.5%

Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	1,035,000	1,061,082
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	1,070,000	1,079,737
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	1,230,000	1,310,719

		3,451,538

Office Automation & Equipment - 1.1%

CDW LLC/CDW Finance Corp. Company Guar. Notes 4.13% due 05/01/2025	855,000	889,200
Xerox Corp. Senior Notes 4.38% due 03/15/2023	4,060,000	4,251,632

Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	1,490,000	1,571,484

		6,712,316

Oil Companies-Exploration & Production - 5.8%

Apache Corp. Senior Notes 4.38% due 10/15/2028	2,775,000	2,994,197
Apache Corp. Senior Notes 4.63% due 11/15/2025	2,030,000	2,196,886
Apache Corp. Senior Notes 5.10% due 09/01/2040	1,087,000	1,209,288
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028#	2,915,000	3,272,087
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	1,050,000	1,182,468
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	990,000	1,206,563
EQT Corp. Senior Notes 3.13% due 05/15/2026*	925,000	950,438
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,740,000	1,878,469
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	5,505,000	5,518,762
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,720,000	1,774,146
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	2,205,000	2,265,638
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	7,570,000	7,284,989
Occidental Petroleum Corp. Senior Notes 5.50% due 12/01/2025	1,380,000	1,538,700
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	545,000	659,014
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	288,000	340,808
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,320,000	1,471,148
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	735,000	815,894

		36,559,495

Oil Refining & Marketing - 0.4%

Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	396,094
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	1,985,329

		2,381,423

Pipelines - 8.0%

Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	3,005,000	3,128,956
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	2,401,000	2,478,312
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	976,894
Buckeye Partners LP Senior Notes 4.13% due 12/01/2027	765,000	784,125
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	991,200
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,379,000	1,485,872
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028	1,695,000	1,788,225
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	5,105,000	5,621,881
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	3,123,000	3,201,075
EnLink Midstream LLC Company Guar. Notes 5.63% due 01/15/2028*	2,445,000	2,555,025
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	1,415,000	1,432,688
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,085,000	1,101,275
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	1,225,000	1,323,000
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	685,000	762,063
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,035,000	1,149,212
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	2,800,000	2,898,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.00% due 01/15/2032*	1,330,000	1,388,188
Targa Resources Partners LP / Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	2,415,000	2,627,037
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	3,385,000	3,665,007
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,700,000	1,752,037
Venture Global Calcasieu Pass LLC Senior Sec. Notes 4.13% due 08/15/2031*	1,335,000	1,401,750
Western Midstream Operating LP Senior Notes 4.35% due 02/01/2025	1,200,000	1,260,984
Western Midstream Operating LP Senior Notes 5.30% due 02/01/2030	4,725,000	5,264,170
Western Midstream Operating LP Senior Notes 6.50% due 02/01/2050	1,375,000	1,621,049

		50,658,025

Protection/Safety - 0.6%

APX Group, Inc. Senior Sec. Notes 6.75% due 02/15/2027*	540,000	575,775
APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023	3,215,000	3,276,085

		3,851,860

Racetracks - 1.1%

Penn National Gaming, Inc. Senior Notes 4.13% due 07/01/2029*	720,000	719,100
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	5,255,000	5,438,925
Speedway Motorsports LLC/Speedway Funding II, Inc. Senior Notes 4.88% due 11/01/2027*	758,000	776,927

		6,934,952

Real Estate Investment Trusts - 2.2%

FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	2,645,000	2,703,190
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	3,095,000	3,110,475
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.25% due 10/01/2025*	310,000	313,875
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	3,875,000	4,376,581
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	256,250
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	171,600
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	188,000	200,690
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,360,291
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	1,085,000	1,179,938

		13,672,890

Rental Auto/Equipment - 2.0%

Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	2,890,000	3,069,504
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,405,066
United Rentals North America, Inc. Company Guar. Notes 3.75% due 01/15/2032	710,000	725,087
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	4,165,000	4,414,900
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,056,160

		12,670,717

Retail-Apparel/Shoe - 0.7%

L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	1,785,000	1,999,191
L Brands, Inc. Company Guar. Notes 6.63% due 10/01/2030*	2,045,000	2,356,863

		4,356,054

Retail-Arts & Crafts - 0.6%

Michaels Cos., Inc. Senior Sec. Notes 5.25% due 05/01/2028*	2,160,000	2,216,700

Michaels Cos., Inc. Senior Notes 7.88% due 05/01/2029*	1,495,000	1,540,523

		3,757,223

Retail-Automobile - 0.7%

Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	980,000	997,150
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	2,985,000	3,164,100

		4,161,250

Retail-Building Products - 1.7%

Ambience Merger Sub, Inc. Senior Sec. Notes 4.88% due 07/15/2028*	385,000	387,245
Ambience Merger Sub, Inc. Company Guar. Notes 7.13% due 07/15/2029*	410,000	410,512
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	3,905,000	3,919,644
Specialty Building Products Holdings LLC Senior Sec. Notes 6.38% due 09/30/2026*	4,200,000	4,420,500
SRS Distribution, Inc. Senior Sec. Notes 4.63% due 07/01/2028*	1,650,000	1,700,325

		10,838,226

Retail-Office Supplies - 0.9%

Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	5,885,000	5,943,850

Retail-Pawn Shops - 0.4%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	2,605,000	2,708,966

Retail-Pet Food & Supplies - 0.5%

PetSmart, Inc./PetSmart Finance Corp. Senior Sec. Notes 4.75% due 02/15/2028*	1,395,000	1,452,544
PetSmart, Inc./PetSmart Finance Corp. Company Guar. Notes 7.75% due 02/15/2029*	1,365,000	1,499,794

		2,952,338

Retail-Regional Department Stores - 0.7%

Macy’s Retail Holdings LLC Company Guar. Notes 2.88% due 02/15/2023	56,000	56,980
Macy’s Retail Holdings LLC Company Guar. Notes 3.63% due 06/01/2024#	499,000	517,712
Macy’s Retail Holdings LLC Company Guar. Notes 4.30% due 02/15/2043	345,000	301,013
Macy’s Retail Holdings LLC Company Guar. Notes 4.50% due 12/15/2034	150,000	146,807
Macy’s Retail Holdings LLC Company Guar. Notes 5.13% due 01/15/2042	75,000	71,250
Macy’s Retail Holdings LLC Company Guar. Notes 5.88% due 04/01/2029*#	1,410,000	1,540,566
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	1,435,000	1,519,306

		4,153,634

Retail-Restaurants - 0.6%

Bloomin’ Brands, Inc./OSI Restaurant Partners LLC Company Guar. Notes 5.13% due 04/15/2029*	1,180,000	1,228,530
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,918,102
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	770,000	849,888

		3,996,520

Steel Pipe & Tube - 0.2%

Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	1,195,000	1,242,800

Telecom Services - 1.5%

Embarq Corp. Senior Notes 8.00% due 06/01/2036	1,705,000	1,794,512
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	1,450,000	1,515,250
Frontier Communications Corp. Senior Sec. Notes 5.88% due 10/15/2027*	1,550,000	1,651,661
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	2,570,000	2,750,414
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029	1,907,036	1,938,960

		9,650,797

Television - 0.6%

Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	3,635,000	3,731,473

Theaters - 0.8%

Cinemark USA, Inc. Company Guar. Notes 5.25% due 07/15/2028*	4,010,000	3,809,500
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,105,000	1,099,475

		4,908,975

Toys - 0.3%

Mattel, Inc. Company Guar. Notes 3.38% due 04/01/2026*	920,000	955,677
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	1,035,000	1,129,444

		2,085,121

Transactional Software - 0.3%

Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	1,680,000	1,701,000

Transport-Services - 0.2%

First Student Bidco, Inc./First Transit Parent, Inc. Senior Sec. Notes 4.00% due 07/31/2029*	1,485,000	1,473,655

Web Hosting/Design - 0.7%

Endurance Acquisition Merger Sub Senior Notes 6.00% due 02/15/2029*	4,675,000	4,499,687

Total U.S. Corporate Bonds & Notes
(cost $463,958,119)		489,457,786

FOREIGN CORPORATE BONDS & NOTES - 13.0%
Auto/Truck Parts & Equipment-Original - 0.9%

Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR 2,360,000	2,845,117
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*#	2,580,000	2,650,950

		5,496,067

Building-Residential/Commercial - 0.3%

Empire Communities Corp. Senior Notes 7.00% due 12/15/2025*	1,625,000	1,714,375

Cable/Satellite TV - 1.2%

Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,501,669
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	3,285,000	3,331,975
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	2,785,000	2,878,548

		7,712,192

Cellular Telecom - 0.8%

Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	525,000	540,094
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	3,940,000	4,279,825

		4,819,919

Chemicals-Specialty - 0.6%

Diamond BC BV Company Guar. Notes 5.63% due 08/15/2025	EUR 3,045,000	3,644,211

Containers-Metal/Glass - 2.4%

ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)	4,450,000	4,686,651
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	1,325,000	1,377,602
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 5.25% due 04/30/2025*	1,115,000	1,166,569
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	2,435,000	2,520,225
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*	3,579,000	3,703,549
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	1,445,000	1,522,568

		14,977,164

Cruise Lines - 1.2%

Carnival Corp. Senior Notes 5.75% due 03/01/2027*	429,000	438,743
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	480,000	508,790
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	EUR 360,000	456,950
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	739,000	829,731
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 08/31/2026*	5,450,000	5,524,938

		7,759,152

Electronic Components-Misc. - 0.2%

Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,604,143

Enterprise Software/Service - 0.3%

Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	1,790,000	1,843,700

Finance-Consumer Loans - 0.6%

goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	1,210,000	1,247,813
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	2,300,000	2,369,000

		3,616,813

Medical-Drugs - 1.9%

Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	4,180,000	3,986,675
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	2,575,000	2,407,625
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	2,480,000	2,570,185
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,617,000	2,675,882
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	473,369

		12,113,736

Metal-Aluminum - 0.6%

Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	3,240,000	3,325,212
Constellium SE Company Guar. Notes 3.75% due 04/15/2029*	415,000	412,801
Constellium SE Company Guar. Notes 5.63% due 06/15/2028*	250,000	264,375

		4,002,388

Oil & Gas Drilling - 0.2%

Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	2,115,000	1,152,675

Retail-Restaurants - 1.4%

1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	3,620,000	3,601,900
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	3,115,000	3,153,937
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	2,360,000	2,346,973

		9,102,810

Telecom Services - 0.2%

Altice France Holding SA Senior Sec. Notes 8.00% due 05/15/2027*	EUR 1,230,000	1,550,805

Transport-Equipment & Leasing - 0.2%

Fly Leasing, Ltd. Senior Notes 7.00% due 10/15/2024*	1,100,000	1,100,000

Total Foreign Corporate Bonds & Notes
(cost $79,732,342)		82,210,150

FOREIGN CONVERTIBLE BONDS & NOTES - 0.3%
Building-Heavy Construction - 0.3%

Cellnex Telecom SA Senior Notes 1.50% due 01/16/2026 (cost $1,414,752)	EUR 900,000	2,093,666

LOANS(2)(3)(4) - 1.8%
Auto/Truck Parts & Equipment-Original - 0.3%

Clarios Global LP FRS BTL-B 3.33% (1 ML+3.25%) due 04/30/2026	1,690,097	1,670,781

Chemicals-Specialty - 0.1%

Diamond BC BV FRS BTL 3.08% (3 ML+3.00%) due 09/06/2024	834,725	828,595

Data Processing/Management - 0.4%

Dun & Bradstreet Corp. FRS BTL 3.34% (1 ML+3.25%) due 02/06/2026	2,612,210	2,591,686

Insurance Brokers - 0.3%

HUB International, Ltd. FRS BTL-B 2.88% (3 ML+2.75%) due 04/25/2025	1,658,700	1,638,908

Theaters - 0.7%

Crown Finance US, Inc. FRS BTL 3.50% (6 ML+2.50%) due 02/28/2025	2,527,747	1,967,429
Crown Finance US, Inc. FRS BTL coupon TBD due 02/28/2025	2,616,864	2,036,791

		4,004,220

Crown Finance US, Inc. FRS BTL-B1 9.25% (3 ML+8.25%) due 05/23/2024	221,849	236,824

Total Loans (cost $11,467,313)		10,971,014

COMMON STOCKS - 0.5%
Coal - 0.0%

Foresight Energy LLC†(6)	3,805	34,244

Telecom Services - 0.5%

Frontier Communications Parent, Inc.†	100,053	2,946,561

Total Common Stocks (cost $2,698,985)		2,980,805

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.6%
Diversified Banking Institutions - 0.6%

Credit Suisse Group AG 6.25% due 12/18/2024(7) (cost $3,508,414)	$3,610,000	3,921,363

ESCROWS AND LITIGATION TRUSTS - 0.0%

ION Media Networks, Inc.†(5) (cost $0)	616	7,408

Total Long-Term Investment Securities
(cost $573,903,616)		603,737,657

SHORT-TERM INVESTMENT SECURITIES - 1.6%
Registered Investment Companies - 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(8)(9) (cost $10,334,725)	10,334,725	10,334,725

REPURCHASE AGREEMENTS - 3.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $22,601,000 and collateralized by $22,956,200 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $23,053,052 (cost $22,601,000)	$22,601,000	22,601,000

TOTAL INVESTMENTS
(cost $606,839,341)	100.9%	636,673,382
Liabilities in excess of other assets	(0.9)	(5,721,482)

NET ASSETS	100.0%	$630,951,900

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $377,076,248 representing 59.8% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(5)	Securities classified as Level 3 (see Note 1).
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Foresight Energy LLC	08/25/2020	3,805	$2,584	$34,244	$9.00	0.01%

(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of August 31, 2021.
(9)

At August 31, 2021, the Fund had loaned securities with a total value of $10,137,739. This was secured by collateral of $10,334,725, which was received in cash and subsequently invested in short-term investments currently valued at $10,334,725 as reported in the Portfolio of Investments. Additional collateral of $10,613 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	10/07/2021 to 10/28/2021	$494
United States Treasury Notes/Bonds	0.13% to 3.88%	09/15/2021 to 02/15/2050	10,119

(10)	Denominated in United States dollars unless otherwise indicated.

BTL - Bank Term Loan

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR - Euro Currency

Index Legend

1 ML	- 1 Month USD Libor
3 ML	- 3 Month USD Libor
6 ML	- 6 Month USD Libor

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	EUR	11,937,000	USD	14,035,113	09/30/2021	$—	$(67,312)

EUR - Euro Currency

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Convertible Bonds & Notes	$—	$12,095,465	$—	$12,095,465
U.S. Corporate Bonds & Notes	—	489,457,786	—	489,457,786
Foreign Corporate Bonds & Notes	—	82,210,150	—	82,210,150
Foreign Convertible Bonds & Notes	—	2,093,666	—	2,093,666
Loans	—	10,971,014	—	10,971,014
Common Stocks:
Coal	—	34,244	—	34,244
Other Industries	2,946,561	—	—	2,946,561
Preferred Securities/Capital Securities	—	3,921,363	—	3,921,363
Escrows and Litigation Trusts	—	—	7,408	7,408
Short-Term Investment Securities	10,334,725	—	—	10,334,725
Repurchase Agreements	—	22,601,000	—	22,601,000

Total Investments at Value	$13,281,286	$623,384,688	$7,408	$636,673,382

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$67,312	$—	$67,312

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Principal Amount (12)/Shares	Value (Note 1)
ASSET BACKED SECURITIES - 8.2%
Diversified Financial Services - 8.2%

510 Asset Backed Trust Series 2021-NPL1, Class A1 2.24% due 06/25/2061*(1)(6)	$1,827,107	$1,828,008
Ajax Mtg. Loan Trust Series 2021-C, Class A 2.12% due 01/25/2061*(1)(6)	558,586	565,986
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(1)(2)	832,161	835,405
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2021-FL2, Class A 1.20% (1 ML+1.10%) due 05/15/2036*(3)	305,000	305,094
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21% due 07/15/2030*	665,000	666,233
Bain Capital Credit CLO, Ltd. FRS Series 2017-2A, Class AR2 1.32% (3 ML+1.18%) due 07/25/2034*(3)	1,940,000	1,939,515
BANK VRS Series 2020-BN29, Class XA 1.46% due 11/15/2053(2)(4)(5)	11,044,163	1,124,659
Benchmark Mtg. Trust VRS Series 2020-B22, Class XA 1.64% due 01/15/2054(2)(4)(5)	3,895,039	460,052
BlueMountain CLO XXXI, Ltd. FRS Series 2021-31A, Class A1 1.35% (3 ML+1.15%) due 04/19/2034*(3)	2,370,000	2,369,396
BRAVO Residential Funding Trust VRS Series 2021-NQM1, Class A1 0.94% due 02/25/2049*(1)(2)	555,462	555,737
Buckhorn Park CLO, Ltd. FRS Series 2019-1A, Class AR 1.23% (3 ML+1.12%) due 07/18/2034*(3)	2,430,000	2,429,392
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.17% (1 ML+1.07%) due 12/15/2037*(4)	750,000	751,423
COLT Funding LLC VRS Series 2021-1, Class A1 0.91% due 06/25/2066*(1)(2)	1,029,197	1,025,580
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	540,000	542,284
Credit Suisse Mtg. Capital Certificates VRS Series 2021-NQM4, Class A1 1.10% due 05/25/2066*(1)(2)	1,763,115	1,762,258
CSMC Trust VRS Series 2021-RPL4, Class A1 1.80% due 12/27/2060*(1)(2)	534,758	537,349
CSMC Trust VRS Series 2021-RPL2, Class M3 3.49% due 01/25/2060*(1)(2)	376,575	396,807
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(1)(2)	498,267	497,992
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(1)(2)	430,662	430,616
GCAT VRS Series 2021-NQM3, Class A1 1.09% due 05/25/2066*(1)(2)	1,318,749	1,318,573
Harriman Park CLO, Ltd. FRS Series 2020-1A, Class A1R 1.25% (3 ML + 1.12%) due 04/20/2034*(3)	2,515,000	2,514,364
Legacy Mtg. Asset Trust Series 2021-GS2, Class A1 1.75% due 04/25/2061*(1)(6)	540,164	541,560
Legacy Mtg. Asset Trust Series 2021-GS3, Class A1 1.75% due 07/25/2061*(1)(6)	677,185	678,915
Madison Park Funding XXXVIII, Ltd. FRS Series 2021-38A, Class A 1.25% (3 ML + 1.12%) due 07/17/2034*(3)	1,935,000	1,934,491
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	770,000	772,785
MFRA Trust VRS Series 2021-NQM1, Class A1 1.15% due 04/25/2065*(1)(2)	873,515	875,009
Nassau LLC FRS Series 2021-IA, Class A1 1.39% (3 ML+1.25%) due 08/26/2034*(3)	2,010,000	2,009,497
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.97% due 12/16/2069*	715,000	715,449
New Residential Mtg. Loan Trust VRS Series 2021-NQ2R, Class A1 0.94% due 10/25/2058*(1)(2)	637,183	638,311
NMLT Trust VRS Series 2021-INV1, Class A1 1.19% due 05/25/2056*(1)(2)	1,631,291	1,633,290
OZLM XVIII, Ltd. FRS Series 2018-18A, Class A 1.15% (3 ML+1.02%) due 04/15/2031*(3)	1,365,000	1,365,525
Preston Ridge Partners Mtg. Series 2020-6, Class A1 2.36% due 11/25/2025*(1)(6)	379,327	381,906
Preston Ridge Partners Mtg. Series 2020-3, Class A1 2.86% due 09/25/2025*(1)(6)	1,356,426	1,359,536
Pretium Mtg. Credit Partners I LLC VRS Series 2021-NPL2, Class A1 1.99% due 06/27/2060*(2)	991,107	991,214

Pretium Mtg. Credit Partners LLC Series 2021-NPL3, Class A1 1.87% due 07/25/2051*(6)	734,001	734,187
Pretium Mtg. Credit Partners LLC Series 2021-RN1, Class A1 1.99% due 02/25/2061*(1)(6)	1,932,957	1,929,703
PRPM LLC Series 2021-5, Class A1 1.79% due 06/25/2026*(1)(6)	970,174	971,769
PRPM LLC Series 2021-3, Class A1 1.87% due 04/25/2026*(1)(6)	798,995	803,017
PRPM LLC Series 2021-4, Class A1 1.87% due 04/25/2026*(1)(6)	1,047,160	1,047,173
RCO VII Mortgage LLC Series 2021-1, Class A1 1.87% due 05/26/2026*(1)(6)	807,249	806,882
RR 1 LLC FRS Series 2017-1A, Class A1AB 1.23% (3 ML + 1.15%) due 07/15/2035*(3)	1,980,000	1,979,610
RR 16, Ltd. FRS Series 2021-16A, Class A1 1.19% (3 ML + 1.11%) due 07/15/2036*(3)	1,710,000	1,709,550
SG Residential Mtg. Trust VRS Series 2021-1, Class A1 1.16% due 07/25/2061*(1)(2)	1,556,149	1,555,161
Sound Point CLO XXIX, Ltd. FRS Series 2021-1A, Class A 1.21% (3 ML+1.07%) due 04/25/2034*(3)	1,960,000	1,959,496
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A1 0.94% due 05/25/2065*(1)(2)	527,195	527,208
Tesla Auto Lease Trust Series 2019-A, Class E 5.48% due 05/22/2023*	820,000	856,117
Toorak Mtg. Corp. Series 2021-1, Class A1 2.24% due 06/25/2024*(1)(6)	970,000	970,789
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(1)(2)	1,904,539	1,945,163
Traingle Re, Ltd. FRS Series 2020-1, Class M1A 3.08% (1 ML+3.00%) due 10/25/2030*(1)	478,201	478,719
Tricolor Auto Securitization Trust Series 2021-1A, Class B 1.00% due 06/17/2024*	710,000	710,068
VCAT LLC Series 2021-NPL3, Class A1 1.74% due 05/25/2051*(6)	1,055,872	1,054,927
VCAT LLC Series 2021-NPL2, Class A1 2.12% due 03/27/2051*(1)(6)	278,796	279,657
Venture 37 CLO, Ltd. FRS Series 2019-37A, Class A1R 1.28% (3 ML+1.15%) due 07/15/2032*(3)	2,040,000	2,039,998
Venture XIII CLO, Ltd. FRS Series 2021-43A, Class A1 1.38% (3 ML+1.24%) due 04/15/2034*(3)	760,000	759,805
Vericrest Opportunity Loan Transferee Series 2021-NPL7, Class A1 2.12% due 04/25/2051*(6)	270,560	271,337
Verus Securitization Trust VRS Series 2021-2, Class A1 1.03% due 02/25/2066*(1)(2)	645,895	645,177
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(6)	1,045,832	1,047,349
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.34% (3 ML+1.17%) due 07/20/2032*(3)	1,530,000	1,529,607
Wendy’s Funding LLC Series 2021-1A, Class A2I 2.37% due 06/15/2051*	1,735,000	1,757,954
Westlake Automobile Receivables Trust Series 2020-3A, Class D 1.65% due 02/17/2026*	780,000	792,606
Wingstop Funding LLC Series 2020-1A, Class A2 2.84% due 12/05/2050*	314,213	324,855

Total Asset Backed Securities
(cost $66,166,097)		66,242,095

U.S. CORPORATE BONDS & NOTES - 3.5%
Apparel Manufacturers - 0.2%

William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	1,340,000	1,400,300

Building & Construction Products-Misc. - 0.2%

Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	1,360,000	1,397,142

Computer Services - 0.2%

Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,830,000	1,886,291

Consulting Services - 0.2%

Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	1,355,000	1,417,872

Decision Support Software - 0.2%

MSCI, Inc. Company Guar. Notes 3.88% due 02/15/2031*	1,585,000	1,691,987

Electronic Components-Semiconductors - 0.2%

Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	1,800,000	1,781,358

Finance-Leasing Companies - 0.1%

BOC Aviation USA Corp. Company Guar. Notes 1.63% due 04/29/2024*	1,185,000	1,197,544

Food-Meat Products - 0.2%

NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026	1,595,000	1,697,239

Funeral Services & Related Items - 0.2%

Service Corp. International Senior Notes 3.38% due 08/15/2030	1,360,000	1,369,112

Internet Security - 0.1%

NortonLifeLock, Inc. Senior Notes 5.00% due 04/15/2025*	760,000	768,299

Office Automation & Equipment - 0.2%

CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	1,386,000	1,424,115

Oil Companies-Exploration & Production - 0.4%

Apache Corp. Senior Notes 4.25% due 01/15/2030#	1,800,000	1,937,376
Hess Corp. Senior Notes 7.88% due 10/01/2029	1,325,000	1,818,606

		3,755,982

Oil Companies-Integrated - 0.4%

BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	3,161,000	3,121,030

Pipelines - 0.2%

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	580,000	635,992
Energy Transfer Operating LP Senior Notes 5.80% due 06/15/2038	1,159,000	1,428,704

		2,064,696

Retail-Pawn Shops - 0.2%

FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,345,000	1,398,679

Transactional Software - 0.1%

Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	772,000	781,650

Trucking/Leasing - 0.2%

Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,511,858

Total U.S. Corporate Bonds & Notes
(cost $28,058,897)		28,665,154

FOREIGN CORPORATE BONDS & NOTES - 0.5%
Energy-Alternate Sources - 0.1%

FS Luxembourg Sarl Senior Sec. Notes 10.00% due 12/15/2025*	400,000	450,004

Networking Products - 0.1%

Nokia Oyj Senior Notes 4.38% due 06/12/2027	855,000	948,571

Oil Companies-Integrated - 0.3%

Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	1,490,000	1,674,298
Petroleos Mexicanos Company Guar. Notes 5.95% due 01/28/2031	880,000	862,655

		2,536,953

Total Foreign Corporate Bonds & Notes
(cost $3,898,837)		3,935,528

U.S. GOVERNMENT AGENCIES - 0.2%
Federal Home Loan Mtg. Corp. - 0.1%

Federal Home Loan Mtg. Corp. REMIC FRS
Series 4012, Class NF 0.55% (1 ML+0.45%) due 12/15/2038(1)	51,668	51,727
Series 3925, Class FL 0.55% (1 ML+0.45%) due 01/15/2041(1)	393,940	395,725
Series 4001, Class FM 0.60% (1 ML+0.50%) due 02/15/2042(1)	214,420	216,676
Series 3355, Class BF 0.80% (1 ML+0.70%) due 08/15/2037(1)	252,414	258,589

		922,717

Federal National Mtg. Assoc. - 0.1%

Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 0.48% (1 ML+0.40%) due 09/25/2042(1)	354,361	356,526

Series 2011-103, Class FD 0.53% (1 ML+0.45%) due 05/25/2040(1)		21,992	22,004

			378,530

Government National Mtg. Assoc. - 0.0%

Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.65% (1 ML+0.55%) due 02/16/2040(1)		205,247	207,127

Total U.S. Government Agencies
(cost $1,496,440)			1,508,374

U.S. GOVERNMENT TREASURIES - 52.8%
United States Treasury Bonds - 17.1%

United States Treasury Bonds TIPS(7)
0.13% due 02/15/2051		4,174,280	4,727,263
0.25% due 02/15/2050		19,761,458	22,969,093
0.63% due 02/15/2043		6,905,225	8,423,385
0.75% due 02/15/2042		7,011,558	8,732,767
0.75% due 02/15/2045		27,726,862	34,982,418
0.88% due 02/15/2047		9,648,590	12,728,601
1.00% due 02/15/2046		7,920,613	10,591,550
1.00% due 02/15/2048(11)		11,356,053	15,530,585
1.00% due 02/15/2049		550,494	759,209
1.38% due 02/15/2044		4,993,910	7,023,012
2.13% due 02/15/2040		3,016,008	4,583,586
2.13% due 02/15/2041		5,172,051	7,953,712

			139,005,181

United States Treasury Notes - 35.7%

United States Treasury Notes TIPS(7)
0.13% due 07/15/2024		1,491,600	1,600,789
0.13% due 04/15/2025		5,857,134	6,321,052
0.13% due 07/15/2026		21,712,435	23,916,191
0.13% due 01/15/2030		12,351,690	13,777,924
0.13% due 07/15/2030		46,077,733	51,679,058
0.13% due 07/15/2031		18,129,905	20,340,903
0.25% due 07/15/2029		10,618,500	11,992,683
0.38% due 01/15/2027		29,769,284	33,238,104
0.38% due 07/15/2027		16,513,274	18,602,590
0.50% due 01/15/2028		12,283,328	13,933,741
0.63% due 01/15/2026		11,367,886	12,656,987
0.75% due 07/15/2028		21,619,559	25,110,217
0.88% due 01/15/2029		47,513,227	55,738,336

			288,908,575

Total U.S. Government Treasuries
(cost $397,451,513)			427,913,756

FOREIGN GOVERNMENT OBLIGATIONS - 28.8%
Sovereign - 28.8%

Commonwealth of Australia Senior Notes 0.80% due 11/21/2027(7)	AUD	20,404,100	16,670,300
Commonwealth of Australia Senior Notes 3.82% due 09/20/2025(7)	AUD	15,477,530	13,442,308
Government of Canada Bonds 2.00% due 12/01/2041(7)	CAD	22,558,509	24,942,310
Government of Canada Bonds 4.00% due 12/01/2031(7)	CAD	26,302,400	30,879,683
Government of Canada Bonds 4.25% due 12/01/2026(7)	CAD	21,845,800	22,382,798
Government of New Zealand Notes 2.27% due 09/20/2025(7)	NZD	42,655,000	33,205,792
Government of Romania Senior Notes 4.63% due 04/03/2049(7)	EUR	1,850,000	2,748,852
Kingdom of Spain Bonds 0.30% due 11/30/2021(7)	EUR	2,676,725	3,185,955
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(7)	EUR	9,887,695	14,269,063
Republic of Italy Bonds 0.40% due 04/11/2024*(7)	EUR	7,562,700	9,285,580
Republic of Italy Senior Notes 0.55% due 05/21/2026*(7)	EUR	33,191,730	41,694,054
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(7)	GBP	6,895,625	10,356,255
United Kingdom Gilt Treasury Bonds 1.25% due 11/22/2032(7)	GBP	4,899,160	10,438,580

Total Foreign Government Obligations
(cost $209,277,236)			233,501,530

LOANS(8)(9)(10) - 2.5%
Advanced Materials - 0.0%

CeramTec AcquiCo GmbH FRS BTL-B1 2.50% (3 ME+2.50%) due 03/07/2025(15)	EUR	200,000	234,379

Aerospace/Defense-Equipment - 0.0%

TransDigm, Inc. FRS BTL-E 2.33% (1 ML+2.25%) due 05/30/2025		248,111	243,966

Airlines - 0.0%

United Airlines, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 04/21/2028		99,750	99,885

Auto/Truck Parts & Equipment-Original - 0.1%

Clarios Global LP FRS BTL-B 3.33% (1 ML+3.25%) due 04/30/2026		229,458	226,835
First Brands Group LLC FRS BTL 6.00% (1 ML+5.00%) due 03/30/2027		114,951	115,670
KPAE Finance Sub, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 10/28/2027		114,713	114,641

			457,146

Auto/Truck Parts & Equipment-Replacement - 0.0%

Adient US LLC FRS BTL-B 3.58% (1 ML+3.50%) due 04/08/2028		100,000	99,906

Broadcast Services/Program - 0.0%

Nexstar Broadcasting, Inc. FRS BTL-B4 2.60% (1 ML+2.50%) due 09/18/2026		224,527	223,264

Building & Construction Products-Misc. - 0.0%

CP Atlas Buyer, Inc. FRS BTL-B 4.25% (3 ML+3.75%) due 11/23/2027		109,725	109,162
Standard Industries, Inc. FRS BTL-B TBD due 12/06/2021		125,000	124,601

			233,763

Building Products-Air & Heating - 0.0%

Ingersoll-Rand Services Co. FRS BTL-B 1.83% (1 ML+1.75%) due 03/01/2027		248,116	243,898

Building Products-Cement - 0.0%

Quikrete Holdings, Inc. FRS 1st Lein 2.58% (1 ML+2.50%) due 02/01/2027		248,111	245,009

Building Products-Doors & Windows - 0.1%

Cornerstone Building Brands, Inc. FRS BTL-B 3.75% (1 ML+3.25%) due 04/12/2028		297,719	296,696

Building-Heavy Construction - 0.0%

Brand Industrial Services, Inc. FRS BTL 5.25% (3 ML+4.25%) due 06/21/2024		198,450	195,666

Cable/Satellite TV - 0.1%

Charter Communications Operating LLC FRS BTL-B2 1.84% (1 ML+1.75%) due 02/01/2027		198,485	196,335
UPC Financing Partnership FRS BTL 3.10% (1 ML+3.00%) due 01/31/2029		240,000	238,533

			434,868

Casino Hotels - 0.1%

Boyd Gaming Corp. FRS BTL-B 2.33% (1 WL+2.25%) due 09/15/2023		246,890	246,217
Caesars Resort Collection LLC FRS BTL-B 2.83% (1 ML+2.75%) due 12/23/2024		372,108	368,759

			614,976

Chemicals-Specialty - 0.1%

Diamond BC BV FRS BTL 3.08% (1 ML+3.00%) due 09/06/2024		297,686	295,500
Starfruit US HoldCo. LLC FRS BTL-B 2.84% (1 ML+2.75%) due 10/01/2025		207,977	205,464
Tronox Finance LLC FRS BTL-B 2.65% (3 ML+2.50%) due 03/13/2028		245,193	242,490

			743,454

Commercial Services - 0.1%

Amentum Government Services Holdings LLC FRS BTL-B 5.50% (3 ML+4.75%) due 01/29/2027		279,300	280,260
WW International, Inc. FRS BTL-B 4.00% (1 ML+3.50%) due 04/13/2028		100,000	99,550

			379,810

Commercial Services-Finance - 0.1%

EVO Payments International LLC FRS BTL 3.34% (1 ML+3.25%) due 12/22/2023		297,498	296,847
MPH Acquisition Holdings LLC FRS BTL-B TBD due 12/17/2021		200,000	198,450

WEX, Inc. FRS BTL 2.33% (1 ML+2.25%) due 03/31/2028	214,463	212,291

		707,588

Computer Services - 0.0%

Peraton Corp. FRS BTL-B 4.50% (1 ML+3.75%) due 02/01/2028	109,725	109,702

Consulting Services - 0.0%

AlixPartners LLP FRS BTL-B 3.25% (1 ML+2.75%) due 02/04/2028	209,475	208,166

Containers-Paper/Plastic - 0.1%

Flex Acquisition Co., Inc. FRS BTL 4.00% (3 ML+3.50%) due 02/23/2028	295,774	293,714
Proampac PG Borrower LLC FRS BTL 4.50% (3 ML+3.75%) due 11/03/2025	349,125	348,689

		642,403

Cosmetics & Toiletries - 0.0%

Sunshine Luxembourg VII SARL FRS BTL-B3 4.50% (3 ML+3.75%) due 10/01/2026	198,997	199,154

Data Processing/Management - 0.1%

CCC Information Services, Inc. FRS 1st Lien 4.00% (1 ML+3.00%) due 04/29/2024	135,227	135,101
Dun & Bradstreet Corp. FRS BTL 3.34% (1 ML+3.25%) due 02/06/2026	472,188	468,477

		603,578

Diagnostic Equipment - 0.1%

Avantor, Inc. FRS BTL-B5 2.75% (1 ML+2.25%) due 11/08/2027	452,725	451,933

Distribution/Wholesale - 0.1%

American Builders & Contractors Supply Co., Inc. FRS BTL 2.08% (1 ML+2.00%) due 01/15/2027	248,106	246,048
Core & Main LP FRS BTL-B 2.59% (1 ML+2.50%) due 07/27/2028	248,072	245,281
Univar Solutions USA, Inc. FRS BTL-B6 2.08% (1 ML+2.00%) due 06/03/2028	225,000	223,192

		714,521

Electric-Integrated - 0.0%

Exgen Renewables IV LLC FRS BTL 3.50% (1 ML+2.50%) due 12/15/2027	122,187	121,816

Enterprise Software/Service - 0.1%

E2open LLC FRS BTL-B 3.75% (3 ML+3.25%) due 02/04/2028	244,388	243,395
Hyland Software, Inc. FRS BTL 4.25% (1 ML+3.50%) due 07/01/2024	248,087	248,242
Ultimate Software Group, Inc. FRS 1st Lien 3.83% (1 ML+3.75%) due 05/04/2026	248,106	248,168

		739,805

Finance-Credit Card - 0.1%

Blackhawk Network Holdings, Inc. FRS 1st Lien 3.08% (1 ML+3.00%) due 06/15/2025	248,082	244,929
FleetCor Technologies Operating Co., LLC FRS BTL-B4 1.83% (1 ML+1.75%) due 04/28/2028	100,000	99,464

		344,393

Finance-Investment Banker/Broker - 0.0%

Deerfield Dakota Holding LLC FRS BTL 4.75% (1 ML+3.75%) due 04/09/2027	99,248	99,301

Food-Baking - 0.0%

Hostess Brands, LLC FRS BTL 3.00% (2 ML+2.25%) due 08/03/2025	248,106	246,517

Food-Catering - 0.0%

Aramark Services, Inc. FRS BTL-B1 1.83% (1 ML+1.75%) due 03/11/2025	250,000	245,000

Food-Misc./Diversified - 0.0%

Froneri US, Inc. FRS BTL 2.33% (1 ML+2.25%) due 01/29/2027	248,120	244,166

Food-Wholesale/Distribution - 0.1%

US Foods, Inc. FRS BTL-B 1.83% (1 ML+1.75%) due 06/27/2023	218,372	215,619
US Foods, Inc. FRS BTL-B 2.08% (1 ML+2.00%) due 09/13/2026	148,360	145,376

		360,995

Gambling (Non-Hotel) - 0.0%

Scientific Games International, Inc. FRS BTL-B5 2.83% (1 ML+2.75%) due 08/14/2024	248,077	245,768

Insurance Brokers - 0.1%

Alliant Holdings Intermediate LLC FRS BTL-B1 3.33% (1 ML+3.25%) due 05/09/2025	248,082	245,347
HUB International, Ltd. FRS BTL-B 2.88% (3 ML+2.75%) due 04/25/2025	248,082	245,122
Hyperion Insurance Group, Ltd. FRS BTL-B 4.75% (1 ML+3.75%) due 11/12/2027	124,233	124,077
USI, Inc. FRS BTL 3.15% (3 ML+3.00%) due 05/16/2024	372,101	368,313

		982,859

Insurance-Multi-line - 0.0%

Acrisure LLC FRS BTL-B 3.61% (2 ML+3.50%) due 02/15/2027	248,116	243,774

Insurance-Property/Casualty - 0.1%

Asurion LLC FRS BTL-B6 3.21% (1 ML+3.13%) due 11/03/2023	173,261	171,258
Asurion LLC FRS BTL-B7 3.08% (1 ML+3.00%) due 11/03/2024	148,849	146,244
Sedgwick Claims Management Services, Inc. FRS BTL 3.33% (1 ML+3.25%) due 12/31/2025	248,092	244,603

		562,105

Internet Content-Information/News - 0.0%

MH Sub I LLC FRS BTL 4.75% (1 ML+3.75%) due 09/13/2024	238,196	238,543

Internet Security - 0.0%

Proofpoint, Inc. FRS 1st Lien TBD due 08/13/2028	100,000	99,359

Leisure Products - 0.0%

Hayward Industries, Inc. FRS BTL 3.00% (1 ML+2.50%) due 05/12/2028	115,000	114,363

Machinery-General Industrial - 0.0%

Vertical US Newco, Inc. FRS BTL-B 4.00% (3 ML+3.50%) due 07/29/2027	248,130	247,953

Medical Information Systems - 0.0%

Zelis Payments Buyer, Inc. FRS BTL 3.60% (1 ML+3.50%) due 09/30/2026	148,938	148,026

Medical Labs & Testing Services - 0.0%

ICON Luxembourg Sarl FRS BTL 3.00% (3 ML+2.50%) due 07/03/2028	80,054	79,971
Indigo Merger Sub, Inc. FRS BTL 3.00% (3 ML+2.50%) due 07/03/2028	19,946	19,925

		99,896

Medical Products - 0.0%

Agiliti Health, Inc. FRS BTL 3.50% (1 ML+2.75%) due 01/04/2026	123,029	122,337

Medical-Biomedical/Gene - 0.0%

HCRX Investments Holdco LP BTL-B TBD due 07/14/2028	100,000	99,500

Medical-Drugs - 0.1%

Bausch Health Americas, Inc. FRS BTL 3.08% (1 ML+3.00%) due 06/02/2025	242,011	241,043

Jazz Financing Lux SARL FRS BTL 4.00% (1 ML+3.50%) due 05/05/2028		115,000	114,973
Organon & Co. FRS BTL 3.50% (3 ML+3.00%) due 06/02/2028		125,000	125,157

			481,173

Medical-Hospitals - 0.1%

Surgery Center Holdings, Inc. FRS BTL 4.50% (1 ML+3.75%) due 08/31/2026		297,707	297,707

Medical-Nursing Homes - 0.0%

ADMI Corp. FRS BTL-B2 3.63% (1 ML+3.13%) due 12/23/2027		174,563	172,162

Multimedia - 0.1%

EW Scripps Co. FRS BTL-B2 3.31% (1 ML+2.56%) due 05/01/2026		272,917	271,698

Pharmacy Services - 0.0%

Change Healthcare Holdings LLC FRS BTL 3.50% (3 ML+2.50%) due 03/01/2024		251,219	250,577

Pipelines - 0.0%

DT Midstream, Inc. FRS BTL-B 2.50% (6 ML+2.00%) due 06/26/2028		115,000	114,838

Pollution Control - 0.0%

Filtration Group Corp. FRS BTL 4.75% (1 ML+3.75%) due 03/29/2025		119,100	119,150

Professional Sports - 0.1%

Delta 2 Luxembourg SARL FRS BTL-B3 3.50% (1 ML+2.50%) due 02/01/2024		300,000	298,650

Protection/Safety - 0.0%

APX Group, Inc. FRS BTL-B 4.00% (1 ML+3.50%) due 07/09/2028		110,000	109,519

Racetracks - 0.0%

Penn National Gaming, Inc. FRS BTL 3.00% (1 ML+2.25%) due 10/15/2025		266,601	265,453

Real Estate Investment Trusts - 0.0%

VICI Properties 1 LLC FRS BTL 1.84% (1 ML+1.75%) due 12/20/2024		250,000	248,507

Retail-Auto Parts - 0.0%

Harbor Freight Tools USA, Inc. FRS BTL-B 3.25% (1 ML+2.75%) due 10/19/2027		219,985	219,010

Retail-Building Products - 0.2%

Beacon Roofing Supply, Inc. FRS BTL-B 2.33% (1 ML+2.25%) due 05/19/2028		496,552	493,094
LBM Acquisition LLC FRS BTL-B 4.50% (3 ML+3.75%) due 12/17/2027		150,120	147,831
SRS Distribution, Inc. FRS BTL-B 4.25% (3 ML+3.75%) due 06/02/2028		170,000	169,017
White Cap Buyer LLC FRS BTL-B 4.50% (1 ML+4.00%) due 10/19/2027		297,750	297,750

			1,107,692

Retail-Pet Food & Supplies - 0.0%

PetSmart, Inc. FRS BTL-B 4.50% (6 ML+3.75%) due 02/12/2028		100,000	100,054

Retail-Petroleum Products - 0.0%

Pilot Travel Centers LLC FRS BTL-B 2.12% (3 ML+2.00%) due 07/28/2028		250,000	248,214

Retail-Restaurants - 0.1%

1011778 BC ULC FRS BTL-B 1.83% (1 ML+1.75%) due 11/19/2026		272,922	268,097
IRB Holding Corp. FRS BTL 4.25% (3 ML+3.25%) due 12/15/2027		159,200	159,041

			427,138

Security Services - 0.1%

Verisure Holding AB FRS BTL 3.25% (3 ME+3.25%) due 03/27/2028(15)	EUR	245,000	287,476

Telecom Services - 0.1%

Frontier Communications Holdings LLC FRS BTL-B 4.50% (1 ML+3.75%) due 05/01/2028	$99,750	99,625
MTN Infrastructure TopCo, Inc. FRS BTL 4.00% (1 ML+3.00%) due 11/15/2024	297,692	297,161

		396,786

Television - 0.0%

Gray Television, Inc. FRS BTL-C 2.60% (1 ML+2.50%) due 01/02/2026	250,000	248,259

Transactional Software - 0.0%

Solera LLC FRS BTL-B 4.50% (6 ML+4.00%) due 06/02/2028	120,000	119,869

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. FRS BTL 1.85% (1 ML+1.75%) due 08/02/2027	247,899	243,560

Web Hosting/Design - 0.0%

Go Daddy Operating Co. LLC FRS BTL-B 1.83% (1 ML+1.75%) due 02/15/2024	197,934	196,045

Total Loans
(cost $20,111,788)		20,213,744

ESCROWS AND LITIGATION TRUSTS - 0.0%
Finance-Investment Banker/Broker - 0.0%

Lehman Brothers Holdings, Inc. FRS† Escrow Notes (cost $0)	1,000,000	5,800

Total Long-Term Investment Securities
(cost $726,460,808)		781,985,981

SHORT-TERM INVESTMENT SECURITIES - 0.1%
Registered Investment Companies - 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(13)(14) (cost $761,828)	761,828	761,828

REPURCHASE AGREEMENTS - 2.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $17,756,000 and collateralized by $18,035,100 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $18,111,190. (cost $17,756,000)	17,756,000	17,756,000

TOTAL INVESTMENTS
(cost $744,978,636)	98.8%	800,503,809
Other assets less liabilities	1.2	9,445,027

NET ASSETS	100.0%	$809,948,836

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $145,589,065 representing 18.0% of net assets.

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2021.
(7)	Principal amount of security is adjusted for inflation.
(8)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)

At August 31, 2021, the Fund had loaned securities with a total value of $1,946,938. This was secured by collateral of $761,828, which was received in cash and subsequently invested in short-term investments currently valued at $761,828 as reported in the Portfolio of Investments. Additional collateral of $1,221,132 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	10/12/2021 to 02/17/2022	$28,152
United States Treasury Notes/Bonds	0.08% to 3.75%	01/15/2022 to 02/15/2046	1,192,980

(14)	The rate shown is the 7-day yield as of August 31, 2021.
(15)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.

BTL - Bank Term Loan

CLO - Collateralized Loan Obligation

REMIC - Real Estate Mortgage Investment Conduit

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of August 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

1 WL- 1 Week LIBOR

2 ML- 2 Month USD LIBOR

3 ML- 3 Month USD LIBOR

6 ML- 6 Month USD LIBOR

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

NZD - New Zealand Dollar

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	CAD	48,081,000	USD	39,837,122	09/15/2021	$1,728,475	$—
	GBP	15,101,000	USD	21,344,539	09/15/2021	582,262	—

						2,310,737	—

Citibank N.A.	EUR	58,321,000	USD	71,037,719	09/15/2021	2,158,028	—
	EUR	444,000	USD	522,040	09/30/2021	—	(2,504)

						2,158,028	(2,504)

Morgan Stanley and Co. International Plc	AUD	40,907,000	USD	31,747,391	09/15/2021	1,819,619	—
	NZD	47,660,000	USD	34,391,122	09/15/2021	807,497	—

						2,627,116	—

State Street Bank and Trust Co.	CAD	48,081,000	USD	39,829,862	09/15/2021	1,721,215	—

Net Unrealized Appreciation/(Depreciation)						$8,817,096	$(2,504)

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound

NZD - New Zealand Dollar

USD - U.S. Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
623	Short	Canada 10 Year Bond	December 2021	$72,478,154	$72,158,673	$319,481
80	Short	Euro-BTP	September 2021	14,640,017	14,479,779	160,238
30	Short	Euro-BUXL 30 Year Bonds	September 2021	7,683,820	7,527,992	155,828
159	Short	Long GILT	December 2021	28,226,782	28,033,414	193,368
109	Long	U.S. Treasury 10 Year Notes	December 2021	14,536,894	14,546,391	9,497
21	Long	U.S. Treasury 10 Year Ultra Notes	December 2021	3,106,585	3,108,328	1,743

						$840,155

						Unrealized (Depreciation)
252	Short	Australian 10 Year Bonds	September 2021	$26,836,467	$26,879,963	$(43,496)
174	Short	Euro-Bund	September 2021	35,276,532	36,046,304	(769,772)
124	Long	U.S. Treasury Long Bonds	December 2021	20,271,399	20,208,125	(63,274)
34	Long	U.S. Treasury Ultra Bonds	December 2021	6,732,640	6,707,562	(25,078)

						$(901,620)

		Net Unrealized Appreciation (Depreciation)				$(61,465)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Interest Rate Swap Contracts

			Rates Exchanged		Value
Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation
Barclays Bank PLC	USD 100,000	04/15/2022	USD-12 Month- USCPI/Maturity	1.135%/Maturity	$—	$4,699,364

USCPI - United States Consumer Price Index

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$66,242,095	$—	$66,242,095
U.S. Corporate Bonds & Notes	—	28,665,154	—	28,665,154
Foreign Corporate Bonds & Notes	—	3,935,528	—	3,935,528
U.S. Government Agencies	—	1,508,374	—	1,508,374
U.S. Government Treasuries	—	427,913,756	—	427,913,756
Foreign Government Obligations	—	233,501,530	—	233,501,530
Loans	—	20,213,744	—	20,213,744
Escrows and Litigation Trusts	—	5,800	—	5,800
Short-Term Investment Securities	761,828	—	—	761,828
Repurchase Agreements	—	17,756,000	—	17,756,000

Total Investment at Value	$761,828	$799,741,981	$—	$800,503,809

Other Financial Instruments:†

Over the Counter Interest Rate Swap Contracts	$—	$4,699,364	$—	$4,699,364
Futures Contracts	840,155	—	—	840,155
Forward Foreign Currency Contracts	—	8,817,096	—	8,817,096

Total Other Financial Instruments	$840,155	$13,516,460	$—	$14,356,615

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$901,620	$—	$—	$901,620
Forward Foreign Currency Contracts	—	2,504	—	2,504

Total Other Financial Instruments	$901,620	$2,504	$—	$904,124

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 87.8%
Australia - 6.0%

Afterpay, Ltd.†	20,876	$2,055,436
AGL Energy, Ltd.	59,939	282,822
Ampol, Ltd.	22,926	462,223
APA Group#	113,512	762,304
Aristocrat Leisure, Ltd.	55,288	1,847,165
ASX, Ltd.	18,624	1,195,812
Aurizon Holdings, Ltd.	178,423	493,386
AusNet Services, Ltd.#	182,848	258,830
Australia & New Zealand Banking Group, Ltd.	273,755	5,577,392
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.#	283,405	9,456,087
BlueScope Steel, Ltd.	48,467	893,492
Brambles, Ltd.	141,439	1,253,018
Cochlear, Ltd.#	6,325	1,079,029
Coles Group, Ltd.	128,330	1,697,346
Commonwealth Bank of Australia	170,676	12,500,782
Computershare, Ltd.	57,458	693,551
Crown Resorts, Ltd.†#	35,831	244,035
CSL, Ltd.	43,774	9,989,211
Dexus†	104,485	813,279
Domino’s Pizza Enterprises, Ltd.	5,826	668,027
Endeavour Group, Ltd.	121,733	650,092
Evolution Mining, Ltd.	164,382	470,192
Fortescue Metals Group, Ltd.	162,916	2,502,804
Goodman Group	159,958	2,706,609
GPT Group	187,400	664,898
Insurance Australia Group, Ltd.#	237,155	909,091
Lendlease Corp., Ltd.	66,222	578,430
Macquarie Group, Ltd.	33,069	4,033,711
Magellan Financial Group, Ltd.#	13,262	420,477
Medibank Private, Ltd.	264,948	688,070
Mirvac Group	378,812	864,614
National Australia Bank, Ltd.	317,199	6,434,659
Newcrest Mining, Ltd.	78,556	1,421,749
Northern Star Resources, Ltd.	106,332	759,203
Orica, Ltd.#	39,148	377,172
Origin Energy, Ltd.	169,437	551,585
Qantas Airways, Ltd.†	88,909	331,060
QBE Insurance Group, Ltd.	141,918	1,228,192
Ramsay Health Care, Ltd.	17,615	887,863
REA Group, Ltd.	5,084	570,897
Reece, Ltd.	27,966	427,174
Rio Tinto, Ltd.	35,712	2,927,579
Santos, Ltd.	180,361	798,255
Scentre Group	499,339	1,041,080
SEEK, Ltd.	32,265	768,056
Sonic Healthcare, Ltd.	43,672	1,386,554
South32, Ltd.	459,931	1,056,492
Stockland	229,648	776,155
Suncorp Group, Ltd.	123,200	1,124,784
Sydney Airport†#	127,218	741,738
Tabcorp Holdings, Ltd.	213,300	747,430
Telstra Corp., Ltd.	400,467	1,124,972
Transurban Group	263,408	2,738,211
Treasury Wine Estates, Ltd.	69,406	641,275
Vicinity Centres#	372,257	471,121
Washington H. Soul Pattinson & Co., Ltd.#	10,364	271,579
Wesfarmers, Ltd.	109,080	4,783,857
Westpac Banking Corp.	352,936	6,666,472
WiseTech Global, Ltd.	14,066	497,418
Woodside Petroleum, Ltd.	92,571	1,319,868
Woolworths Group, Ltd.	121,733	3,717,994

		113,302,659

Austria - 0.2%

Erste Group Bank AG	26,877	1,074,548
OMV AG	14,168	785,086
Raiffeisen Bank International AG	14,241	342,018
Verbund AG#	6,551	717,430
voestalpine AG	11,166	506,276

		3,425,358

Belgium - 0.7%

Ageas SA/NV	16,845	842,331
Anheuser-Busch InBev SA NV	73,304	4,499,929
Elia Group SA NV	2,972	373,378
Etablissements Franz Colruyt NV	5,239	293,152
Groupe Bruxelles Lambert SA	10,866	1,245,796
KBC Group NV	24,053	2,026,098
Proximus SADP	14,634	286,920
Sofina SA	1,483	655,594
Solvay SA	7,131	934,191
UCB SA	12,163	1,391,339
Umicore SA	18,964	1,248,116

		13,796,844

Bermuda - 0.1%

CK Infrastructure Holdings, Ltd.	64,000	388,816
Hongkong Land Holdings, Ltd.	112,300	471,660
Jardine Matheson Holdings, Ltd.	20,786	1,129,096

		1,989,572

Cayman Islands - 0.5%

Budweiser Brewing Co. APAC, Ltd.*	165,600	414,349
Chow Tai Fook Jewellery Group, Ltd.	192,400	389,874
CK Asset Holdings, Ltd.	193,308	1,260,145
CK Hutchison Holdings, Ltd.	259,808	1,895,750
ESR Cayman, Ltd.†*	191,400	583,248
Futu Holdings, Ltd. ADR†#	4,816	458,435
Melco Resorts & Entertainment, Ltd. ADR†	20,645	284,075
Sands China, Ltd.†	233,600	749,387
Sea, Ltd. ADR†	1,326	448,612
WH Group, Ltd.#*	922,000	800,198
Wharf Real Estate Investment Co., Ltd.	161,000	798,019
Wynn Macau, Ltd.†	150,000	168,950
Xinyi Glass Holdings, Ltd.	175,000	735,781

		8,986,823

Denmark - 2.4%

Ambu A/S, Class B	16,113	509,367
AP Moller - Maersk A/S, Series A	306	828,380
AP Moller - Maersk A/S, Series B	590	1,674,018
Carlsberg A/S, Class B	9,910	1,730,025
Chr. Hansen Holding A/S	10,148	936,461
Coloplast A/S, Class B	11,429	1,979,778
Danske Bank A/S	66,357	1,115,222
Demant A/S†	10,420	590,635
DSV PANALPINA A/S	19,915	5,075,033
Genmab A/S†	6,306	2,985,693

GN Store Nord A/S	12,319	926,927
Novo Nordisk A/S, Class B	165,659	16,510,139
Novozymes A/S, Class B	20,023	1,617,558
Orsted A/S*	18,199	2,892,445
Pandora A/S	9,621	1,151,795
ROCKWOOL International A/S, Class B	827	437,647
Tryg A/S	34,639	857,698
Vestas Wind Systems A/S	97,154	3,922,750

		45,741,571

Finland - 1.2%

Elisa Oyj	13,684	876,377
Fortum Oyj	42,729	1,297,633
Kesko Oyj, Class B	26,276	1,084,648
Kone Oyj, Class B	32,699	2,711,921
Neste Oyj	40,701	2,476,895
Nokia Oyj†	518,706	3,111,309
Nordea Bank Abp	311,699	3,663,329
Orion Oyj, Class B	10,207	416,153
Sampo Oyj, Class A	47,981	2,478,028
Stora Enso Oyj, Class R	55,967	1,095,327
UPM-Kymmene Oyj	51,348	2,087,462
Wartsila Oyj Abp	45,541	645,539

		21,944,621

France - 9.3%

Accor SA†	16,345	562,770
Aeroports de Paris†	2,856	335,334
Air Liquide SA	45,571	8,169,127
Alstom SA	26,783	1,151,115
Amundi SA*	5,847	553,343
Arkema SA	5,906	783,823
Atos SE	9,524	494,351
AXA SA	186,129	5,226,176
BioMerieux	3,985	488,644
BNP Paribas SA	108,213	6,865,219
Bollore SA	85,031	503,006
Bouygues SA	21,979	919,469
Bureau Veritas SA	28,278	938,572
Capgemini SE	15,426	3,463,441
Carrefour SA	58,994	1,173,724
Cie de Saint-Gobain	48,684	3,528,922
Cie Generale des Etablissements Michelin SCA	16,299	2,637,534
CNP Assurances	16,514	282,637
Covivio	5,005	475,846
Credit Agricole SA	112,240	1,618,160
Danone SA	62,754	4,584,370
Dassault Aviation SA	241	271,756
Dassault Systemes SE	63,553	3,624,819
Edenred	23,723	1,344,525
Eiffage SA	8,014	832,892
Electricite de France SA	44,734	606,106
Engie SA	175,714	2,517,079
EssilorLuxottica SA	27,452	5,389,145
Eurazeo SE	3,800	390,805
Faurecia SE	11,287	544,280
Gecina SA	4,418	686,238
Getlink SE	42,330	680,494
Hermes International	3,046	4,475,926
Iliad SA	1,427	306,657
Ipsen SA	3,628	362,749
Kering SA	7,217	5,743,475
Klepierre SA	19,856	485,311
L’Oreal SA	24,238	11,341,721
La Francaise des Jeux SAEM*	9,187	475,231
Legrand SA	25,729	2,944,384
LVMH Moet Hennessy Louis Vuitton SE	26,707	19,765,701
Orange SA	191,933	2,180,132
Orpea SA	4,974	626,067
Pernod Ricard SA	20,154	4,234,649
Publicis Groupe SA	21,451	1,406,226
Remy Cointreau SA†	2,186	430,531
Renault SA†	18,492	686,693
Safran SA	32,881	4,125,465
Sanofi	109,007	11,277,576
Sartorius Stedim Biotech	2,661	1,613,719
Schneider Electric SE	51,827	9,258,766
SCOR SE	15,254	468,110
SEB SA	2,662	418,669
Societe Generale SA	77,994	2,454,237
Sodexo SA†	8,511	703,657
Suez SA	33,249	771,435
Teleperformance	5,651	2,498,154
Thales SA	10,263	1,041,425
TotalEnergies SE	240,352	10,598,352
Ubisoft Entertainment SA†	8,910	567,265
Valeo SA	22,092	628,130
Veolia Environnement SA	51,845	1,778,325
Vinci SA	51,217	5,496,527
Vivendi SE	68,459	2,612,522
Wendel SE	2,582	374,685
Worldline SA†*	22,858	2,031,507

		175,827,701

Germany - 8.1%

adidas AG	18,316	6,497,720
Allianz SE	39,664	9,318,887
BASF SE	88,362	6,835,929
Bayer AG	94,513	5,261,206
Bayerische Motoren Werke AG	31,853	3,022,752
Bayerische Motoren Werke AG (Preference Shares)	5,470	457,922
Bechtle AG	7,881	569,682
Beiersdorf AG	9,697	1,176,461
Brenntag SE	14,863	1,499,429
Carl Zeiss Meditec AG	3,872	855,396
Commerzbank AG†	96,386	604,320
Continental AG†	10,583	1,422,281
Covestro AG*	18,587	1,204,869
Daimler AG	82,339	6,943,582
Delivery Hero SE†*	15,107	2,186,889
Deutsche Bank AG†	198,833	2,471,681
Deutsche Boerse AG	18,279	3,153,267
Deutsche Lufthansa AG†#	28,753	288,067
Deutsche Post AG	95,363	6,708,702

Deutsche Telekom AG	320,653	6,818,030
Deutsche Wohnen SE	32,888	2,041,037
E.ON SE	215,991	2,850,742
Evonik Industries AG	20,174	681,265
Fresenius Medical Care AG & Co. KGaA	19,723	1,514,648
Fresenius SE & Co. KGaA	40,228	2,092,341
Fuchs Petrolub SE (Preference Shares)	6,686	338,358
GEA Group AG	14,760	681,604
Hannover Rueck SE	5,801	1,068,185
HeidelbergCement AG	14,316	1,244,107
HelloFresh SE†	15,890	1,712,607
Henkel AG & Co. KGaA	9,998	899,552
Henkel AG & Co. KGaA (Preference Shares)	17,140	1,674,497
Infineon Technologies AG	125,635	5,350,011
KION Group AG	6,942	742,791
Knorr-Bremse AG	6,978	837,523
LANXESS AG	7,993	582,686
LEG Immobilien SE	6,936	1,105,608
Merck KGaA	12,434	2,953,908
MTU Aero Engines AG	5,132	1,177,686
Muenchener Rueckversicherungs-Gesellschaft AG	13,478	3,937,958
Nemetschek SE	5,556	544,632
Porsche Automobil Holding SE (Preference Shares)	14,731	1,491,678
Puma SE	10,157	1,232,868
Rational AG	492	562,688
RWE AG	61,803	2,414,707
SAP SE	100,460	15,119,075
Sartorius AG (Preference Shares)	2,521	1,660,983
Scout24 AG*	8,618	724,510
Siemens AG	73,596	12,238,786
Siemens Energy AG†	38,449	1,115,899
Siemens Healthineers AG*	25,855	1,798,117
Symrise AG	12,377	1,762,466
TeamViewer AG†*	15,475	515,456
Telefonica Deutschland Holding AG	100,159	281,111
Uniper SE	8,801	349,476
United Internet AG	9,332	403,397
Volkswagen AG	3,123	1,044,295
Volkswagen AG (Preference Shares)	17,854	4,243,629
Vonovia SE	51,719	3,490,603
Zalando SE†*	20,505	2,271,019

		154,049,581

Hong Kong - 2.1%

AIA Group, Ltd.	1,163,600	13,906,437
Bank of East Asia, Ltd.	126,200	211,592
BOC Hong Kong Holdings, Ltd.	356,000	1,080,251
CLP Holdings, Ltd.	157,500	1,574,504
Galaxy Entertainment Group, Ltd.†	209,000	1,339,597
Hang Lung Properties, Ltd.	195,000	468,354
Hang Seng Bank, Ltd.	73,500	1,315,495
Henderson Land Development Co., Ltd.	140,231	634,672
Hong Kong & China Gas Co., Ltd.	1,076,523	1,732,968
Hong Kong Exchanges & Clearing, Ltd.	115,800	7,307,619
Link REIT	200,300	1,842,695
MTR Corp., Ltd.	148,500	836,302
New World Development Co., Ltd.	146,750	690,593
Power Assets Holdings, Ltd.	133,000	835,370
Sino Land Co., Ltd.	318,000	468,570
SJM Holdings, Ltd.†	191,000	166,259
Sun Hung Kai Properties, Ltd.	125,000	1,761,503
Swire Pacific, Ltd., Class A	48,000	325,248
Swire Properties, Ltd.	112,600	304,757
Techtronic Industries Co., Ltd.	132,000	2,927,695

		39,730,481

Ireland - 0.8%

CRH PLC	75,527	4,016,601
DCC PLC	9,482	805,645
Flutter Entertainment PLC†	16,012	3,114,793
James Hardie Industries PLC CDI	42,731	1,658,023
Kerry Group PLC, Class A	15,299	2,243,586
Kingspan Group PLC	14,851	1,697,069
Smurfit Kappa Group PLC	23,578	1,352,454

		14,888,171

Isle of Man - 0.1%

Entain PLC†	56,301	1,496,247

Israel - 0.5%

Azrieli Group, Ltd.	4,083	381,596
Bank Hapoalim BM	109,241	939,572
Bank Leumi Le-Israel BM	139,775	1,154,697
Check Point Software Technologies, Ltd.†	10,793	1,355,925
CyberArk Software, Ltd.†	3,726	625,744
Elbit Systems, Ltd.	2,551	370,984
ICL Group, Ltd.	67,768	479,349
Israel Discount Bank, Ltd., Class A†	111,984	578,457
Mizrahi Tefahot Bank, Ltd.	13,496	448,913
NICE, Ltd.†	6,035	1,760,569
Teva Pharmaceutical Industries, Ltd. ADR†	105,513	993,932
Wix.com, Ltd.†	5,384	1,195,679

		10,285,417

Italy - 1.6%

Amplifon SpA	11,979	626,306
Assicurazioni Generali SpA	106,136	2,164,279
Atlantia SpA†	47,666	893,471
DiaSorin SpA	2,422	552,652
Enel SpA	782,466	7,129,714
Eni SpA	242,813	2,997,178
FinecoBank Banca Fineco SpA†	58,642	1,081,207
Infrastrutture Wireless Italiane SpA*	32,331	384,421
Intesa Sanpaolo SpA	1,588,907	4,497,956
Mediobanca Banca di Credito Finanziario SpA†	59,750	704,087
Moncler SpA	18,641	1,192,962
Nexi SpA†*	42,277	880,813
Poste Italiane SpA*	50,262	681,599
Prysmian SpA	24,507	922,211

Recordati Industria Chimica e Farmaceutica SpA	10,060	659,961
Snam SpA	193,999	1,146,238
Telecom Italia SpA	958,599	433,844
Telecom Italia SpA (RSP)	579,902	279,982
Terna SpA	135,359	1,070,190
UniCredit SpA	204,474	2,551,462

		30,850,533

Japan - 20.2%

ABC-Mart, Inc.#	3,200	171,322
Acom Co., Ltd.	38,400	148,343
Advantest Corp.	19,200	1,661,446
Aeon Co., Ltd.#	62,900	1,669,196
AGC, Inc.	18,500	894,605
Aisin Corp.	14,200	542,753
Ajinomoto Co., Inc.	44,900	1,323,961
ANA Holdings, Inc.†	15,300	362,352
Asahi Group Holdings, Ltd.	43,900	2,040,673
Asahi Intecc Co., Ltd.#	20,000	605,372
Asahi Kasei Corp.	120,700	1,246,332
Astellas Pharma, Inc.	179,100	3,023,121
Azbil Corp.	11,800	512,157
Bandai Namco Holdings, Inc.	19,200	1,333,520
Bridgestone Corp.	54,900	2,527,052
Brother Industries, Ltd.	22,700	465,906
Canon, Inc.#	96,200	2,283,564
Capcom Co., Ltd.	16,900	471,599
Casio Computer Co., Ltd.	18,600	287,246
Central Japan Railway Co.	13,900	2,037,336
Chiba Bank, Ltd.	51,000	318,475
Chubu Electric Power Co., Inc.	62,000	748,971
Chugai Pharmaceutical Co., Ltd.	64,600	2,529,626
Concordia Financial Group, Ltd.	104,700	406,371
Cosmos Pharmaceutical Corp.#	1,910	338,198
CyberAgent, Inc.	38,896	714,528
Dai Nippon Printing Co., Ltd.	21,800	518,373
Dai-ichi Life Holdings, Inc.	98,000	1,932,564
Daifuku Co., Ltd.	9,691	856,215
Daiichi Sankyo Co., Ltd.	163,700	3,890,321
Daikin Industries, Ltd.	24,000	5,978,457
Daito Trust Construction Co., Ltd.	6,300	691,760
Daiwa House Industry Co., Ltd.	54,400	1,659,468
Daiwa House REIT Investment Corp.#	190	562,151
Daiwa Securities Group, Inc.	138,900	785,941
Denso Corp.	41,700	2,922,392
Dentsu Group, Inc.	20,800	771,386
Disco Corp.	2,800	815,707
East Japan Railway Co.	29,100	1,965,569
Eisai Co., Ltd.	22,800	1,883,023
ENEOS Holdings, Inc.	295,300	1,143,729
FANUC Corp.	18,400	4,012,326
Fast Retailing Co., Ltd.#	5,600	3,691,424
Fuji Electric Co., Ltd.	12,300	532,741
FUJIFILM Holdings Corp.	34,600	2,851,909
Fujitsu, Ltd.	18,900	3,487,434
GLP J-REIT#	397	720,637
GMO Payment Gateway, Inc.	3,900	512,957
Hakuhodo DY Holdings, Inc.#	22,500	354,020
Hamamatsu Photonics KK	13,500	787,802
Hankyu Hanshin Holdings, Inc.	22,100	661,905
Harmonic Drive Systems, Inc.#	4,200	232,496
Hikari Tsushin, Inc.	2,000	350,316
Hino Motors, Ltd.	27,600	239,084
Hirose Electric Co., Ltd.	3,135	522,334
Hisamitsu Pharmaceutical Co., Inc.#	4,900	196,419
Hitachi Construction Machinery Co., Ltd.	10,300	295,382
Hitachi Metals, Ltd.†#	20,700	399,832
Hitachi, Ltd.	93,100	5,149,421
Honda Motor Co., Ltd.	156,800	4,763,220
Hoshizaki Corp.	5,200	488,261
Hoya Corp.	35,900	5,801,954
Hulic Co., Ltd.	25,900	303,695
Ibiden Co., Ltd.	10,100	545,326
Idemitsu Kosan Co., Ltd.	19,976	478,995
Iida Group Holdings Co., Ltd.	14,200	360,889
Inpex Corp.	98,500	678,662
Isuzu Motors, Ltd.	53,100	671,865
Ito En, Ltd.	5,143	325,367
ITOCHU Corp.	114,300	3,439,961
Itochu Techno-Solutions Corp.	9,300	287,838
Japan Airlines Co., Ltd.†	13,900	295,777
Japan Exchange Group, Inc.	49,000	1,166,486
Japan Metropolitan Fund Investment Corp.#	672	652,973
Japan Post Bank Co., Ltd.#	39,000	341,381
Japan Post Holdings Co., Ltd.	151,500	1,300,381
Japan Post Insurance Co., Ltd.	21,600	391,692
Japan Real Estate Investment Corp.	119	736,618
Japan Tobacco, Inc.	115,400	2,236,881
JFE Holdings, Inc.	47,300	767,445
JSR Corp.	19,600	679,671
Kajima Corp.	43,300	560,068
Kakaku.com, Inc.	12,900	402,191
Kansai Electric Power Co., Inc.	67,800	680,989
Kansai Paint Co., Ltd.	17,000	440,549
Kao Corp.	46,400	2,803,021
KDDI Corp.	155,100	4,751,052
Keio Corp.	9,900	532,727
Keisei Electric Railway Co., Ltd.	12,500	384,607
Keyence Corp.	18,800	11,300,677
Kikkoman Corp.#	14,000	1,051,129
Kintetsu Group Holdings Co., Ltd.†	16,500	563,923
Kirin Holdings Co., Ltd.	79,200	1,435,484
Kobayashi Pharmaceutical Co., Ltd.	5,101	399,215
Kobe Bussan Co., Ltd.	13,140	511,196
Koei Tecmo Holdings Co, Ltd.	5,630	240,778
Koito Manufacturing Co., Ltd.	10,000	611,735
Komatsu, Ltd.	84,300	2,040,165
Konami Holdings Corp.	9,000	571,013
Kose Corp.	3,179	384,318
Kubota Corp.	98,800	2,042,636
Kurita Water Industries, Ltd.	9,500	445,576
Kyocera Corp.	30,900	1,922,841
Kyowa Kirin Co., Ltd.	26,000	849,611
Lasertec Corp.†	7,225	1,580,746
Lawson, Inc.#	4,800	231,241

Lion Corp.	21,500	366,036
LIXIL Corp.	25,600	745,789
M3, Inc.	42,400	2,852,360
Makita Corp.	21,500	1,235,104
Marubeni Corp.	150,500	1,197,817
Mazda Motor Corp.†	54,700	474,831
McDonald’s Holdings Co. Japan, Ltd.#	7,700	367,450
Medipal Holdings Corp.	17,700	338,346
MEIJI Holdings Co., Ltd.	11,700	718,920
Mercari, Inc.†#	9,800	484,588
Minebea Mitsumi, Inc.	34,900	898,711
MISUMI Group, Inc.	27,300	1,083,166
Mitsubishi Chemical Holdings Corp.	123,200	1,081,549
Mitsubishi Corp.	121,500	3,656,651
Mitsubishi Electric Corp.	175,600	2,402,998
Mitsubishi Estate Co., Ltd.	113,800	1,780,210
Mitsubishi Gas Chemical Co., Inc.	15,200	286,688
Mitsubishi HC Capital, Inc.	63,500	339,967
Mitsubishi Heavy Industries, Ltd.	30,800	814,409
Mitsubishi UFJ Financial Group, Inc.	1,176,000	6,353,810
Mitsui & Co., Ltd.	148,600	3,280,911
Mitsui Chemicals, Inc.	17,700	611,371
Mitsui Fudosan Co., Ltd.	88,200	2,023,513
Miura Co., Ltd.	8,436	378,801
Mizuho Financial Group, Inc.	232,120	3,255,567
MonotaRO Co., Ltd.	24,100	532,975
MS&AD Insurance Group Holdings, Inc.	42,800	1,383,030
Murata Manufacturing Co., Ltd.	55,300	4,583,745
Nabtesco Corp.	10,900	431,977
NEC Corp.	23,700	1,245,157
Nexon Co., Ltd.#	46,900	856,874
NGK Insulators, Ltd.	24,800	411,398
NH Foods, Ltd.	7,900	306,263
Nidec Corp.	43,000	4,932,600
Nihon M&A Center, Inc.	29,148	871,671
Nintendo Co., Ltd.	10,800	5,193,110
Nippon Building Fund, Inc.	143	929,373
Nippon Express Co., Ltd.	7,400	503,804
Nippon Paint Holdings Co., Ltd.	68,400	851,153
Nippon Prologis REIT, Inc.	198	713,603
Nippon Sanso Holdings Corp.	14,600	354,333
Nippon Shinyaku Co., Ltd.	4,700	381,503
Nippon Steel Corp.	82,300	1,681,683
Nippon Telegraph & Telephone Corp.	123,800	3,303,884
Nippon Yusen KK	15,600	1,257,756
Nissan Chemical Corp.	11,800	661,782
Nissan Motor Co., Ltd.†	223,300	1,174,195
Nisshin Seifun Group, Inc.	19,100	313,197
Nissin Foods Holdings Co., Ltd.	6,100	474,626
Nitori Holdings Co., Ltd.	7,700	1,440,404
Nitto Denko Corp.	14,500	1,101,850
Nomura Holdings, Inc.	295,500	1,433,248
Nomura Real Estate Holdings, Inc.	11,200	286,579
Nomura Real Estate Master Fund, Inc.#	408	629,347
Nomura Research Institute, Ltd.	33,900	1,274,158
NSK, Ltd.	37,100	260,339
NTT Data Corp.	60,700	1,093,003
Obayashi Corp.	62,400	513,879
OBIC Co., Ltd.	6,700	1,275,871
Odakyu Electric Railway Co., Ltd.	28,299	659,534
Oji Holdings Corp.	78,100	408,904
Olympus Corp.	112,100	2,355,307
Omron Corp.	17,900	1,688,879
Ono Pharmaceutical Co., Ltd.	35,600	855,578
Oracle Corp. Japan	3,700	304,031
Oriental Land Co., Ltd.	19,300	2,922,674
ORIX Corp.	117,500	2,191,076
Orix JREIT, Inc.#	253	450,968
Osaka Gas Co., Ltd.	36,100	676,947
Otsuka Corp.	11,000	569,922
Otsuka Holdings Co., Ltd.	37,600	1,599,833
Pan Pacific International Holdings Corp.	39,600	754,817
Panasonic Corp.	212,430	2,533,365
PeptiDream, Inc.†	9,200	324,465
Persol Holdings Co., Ltd.	16,974	396,829
Pigeon Corp.	11,100	321,352
Pola Orbis Holdings, Inc.	8,732	190,808
Rakuten Group, Inc.	83,300	872,259
Recruit Holdings Co., Ltd.	130,483	7,709,308
Renesas Electronics Corp.†	120,600	1,303,399
Resona Holdings, Inc.	205,400	794,790
Ricoh Co., Ltd.#	64,500	656,638
Rinnai Corp.	3,500	376,358
Rohm Co., Ltd.	8,400	810,871
Ryohin Keikaku Co., Ltd.#	24,340	521,690
Santen Pharmaceutical Co., Ltd.	34,600	515,784
SBI Holdings, Inc.	23,400	567,904
SCSK Corp.	5,014	316,750
Secom Co., Ltd.	20,200	1,532,236
Seiko Epson Corp.	27,000	503,113
Sekisui Chemical Co., Ltd.	36,700	628,485
Sekisui House, Ltd.	59,200	1,180,072
Seven & i Holdings Co., Ltd.#	72,500	3,173,090
SG Holdings Co., Ltd.	30,756	836,449
Sharp Corp.#	20,600	272,070
Shimadzu Corp.	22,800	1,022,751
Shimano, Inc.	7,100	2,084,534
Shimizu Corp.	53,100	381,303
Shin-Etsu Chemical Co., Ltd.	34,100	5,642,781
Shionogi & Co., Ltd.	25,500	1,611,380
Shiseido Co., Ltd.	38,500	2,552,202
Shizuoka Bank, Ltd.#	42,900	336,134
SMC Corp.	5,500	3,525,019
SoftBank Corp.	276,300	3,700,659
SoftBank Group Corp.	120,600	6,775,700
Sohgo Security Services Co., Ltd.	6,800	308,122
Sompo Holdings, Inc.	30,500	1,338,490
Sony Group Corp.	121,400	12,535,600
Square Enix Holdings Co., Ltd.	8,200	477,771
Stanley Electric Co., Ltd.	12,500	312,230
Subaru Corp.	59,200	1,095,858
SUMCO Corp.	26,604	561,752
Sumitomo Chemical Co., Ltd.	143,300	726,823
Sumitomo Corp.	108,400	1,531,680
Sumitomo Dainippon Pharma Co., Ltd.	17,300	310,100

Sumitomo Electric Industries, Ltd.	72,600	970,398
Sumitomo Metal Mining Co., Ltd.	23,800	913,795
Sumitomo Mitsui Financial Group, Inc.	125,600	4,339,459
Sumitomo Mitsui Trust Holdings, Inc.	32,500	1,062,901
Sumitomo Realty & Development Co., Ltd.	29,700	958,909
Suntory Beverage & Food, Ltd.	13,300	532,532
Suzuki Motor Corp.	35,400	1,530,359
Sysmex Corp.	16,100	1,832,223
T&D Holdings, Inc.	51,800	628,578
Taisei Corp.	18,300	573,045
Taisho Pharmaceutical Holdings Co., Ltd.	3,300	192,574
Takeda Pharmaceutical Co., Ltd.	151,600	5,069,640
TDK Corp.	12,500	1,314,593
Terumo Corp.	62,100	2,594,862
THK Co., Ltd.	11,600	269,189
TIS, Inc.	21,456	606,537
Tobu Railway Co., Ltd.	18,100	472,346
Toho Co., Ltd.	10,800	467,282
Toho Gas Co., Ltd.	7,100	331,073
Tohoku Electric Power Co., Inc.	41,100	314,559
Tokio Marine Holdings, Inc.	60,700	2,966,722
Tokyo Century Corp.	3,516	201,024
Tokyo Electric Power Co. Holdings, Inc.†	146,800	385,631
Tokyo Electron, Ltd.	14,400	6,183,302
Tokyo Gas Co., Ltd.	36,100	694,338
Tokyu Corp.	48,100	662,378
Toppan, Inc.	25,300	434,641
Toray Industries, Inc.	133,400	899,478
Toshiba Corp.	39,400	1,710,085
Tosoh Corp.	25,000	454,029
TOTO, Ltd.	13,600	740,481
Toyo Suisan Kaisha, Ltd.	8,500	351,929
Toyota Industries Corp.	14,100	1,190,647
Toyota Motor Corp.	204,000	17,786,375
Toyota Tsusho Corp.	20,500	906,535
Trend Micro, Inc.	12,900	707,058
Tsuruha Holdings, Inc.	3,804	478,893
Unicharm Corp.	38,800	1,729,539
United Urban Investment Corp.	284	401,676
USS Co., Ltd.	21,099	349,237
Welcia Holdings Co., Ltd.	9,100	321,352
West Japan Railway Co.	15,700	858,530
Yakult Honsha Co., Ltd.	12,400	714,593
Yamada Holdings Co., Ltd.	65,100	279,892
Yamaha Corp.	12,900	760,996
Yamaha Motor Co., Ltd.	27,000	687,179
Yamato Holdings Co., Ltd.	28,000	712,630
Yaskawa Electric Corp.#	23,100	1,129,646
Yokogawa Electric Corp.	21,900	342,987
Z Holdings Corp.	255,200	1,663,213
ZOZO, Inc.	11,993	457,307

		383,924,900

Jersey - 0.7%

Experian PLC	88,250	3,887,430
Ferguson PLC	21,650	3,126,866
Glencore PLC	961,397	4,327,497
WPP PLC	117,883	1,594,135

		12,935,928

Luxembourg - 0.3%

ArcelorMittal SA	68,962	2,312,117
Aroundtown SA	96,115	736,082
Eurofins Scientific SE	12,845	1,821,222
InPost SA†	19,241	374,861
Tenaris SA	45,429	457,874

		5,702,156

Netherlands - 5.3%

ABN AMRO Bank NV CVA†#*	40,695	568,055
Adyen NV†*	1,898	6,128,191
Aegon NV	172,146	852,479
Airbus SE†	56,580	7,729,554
Akzo Nobel NV	18,335	2,260,162
Argenx SE†	4,410	1,488,192
ASM International NV	4,551	1,765,763
ASML Holding NV	40,358	33,571,346
CNH Industrial NV	98,446	1,627,362
Davide Campari-Milano NV	50,288	695,311
EXOR NV	10,434	869,789
Ferrari NV	12,127	2,630,393
Heineken Holding NV	11,084	1,027,364
Heineken NV#	24,937	2,729,494
ING Groep NV	375,263	5,184,176
JDE Peet’s NV	7,212	247,803
Just Eat Takeaway.com NV†*	17,258	1,563,353
Koninklijke Ahold Delhaize NV	100,600	3,393,645
Koninklijke DSM NV	16,581	3,528,939
Koninklijke KPN NV	323,467	1,036,568
Koninklijke Philips NV	87,647	4,040,220
Koninklijke Vopak NV	6,653	288,062
NN Group NV	27,008	1,402,190
Prosus NV	46,890	4,146,868
QIAGEN NV†	22,207	1,228,975
Randstad NV	11,503	846,169
Stellantis NV	195,099	3,900,510
STMicroelectronics NV	65,701	2,925,797
Wolters Kluwer NV#	25,737	2,960,494

		100,637,224

New Zealand - 0.3%

a2 Milk Co., Ltd.†#	71,443	303,564
Auckland International Airport, Ltd.†	120,424	611,817
Fisher & Paykel Healthcare Corp., Ltd.	55,448	1,293,265
Mercury NZ, Ltd.	65,530	307,069
Meridian Energy, Ltd.	123,267	456,016
Ryman Healthcare, Ltd.#	40,886	445,984
Spark New Zealand, Ltd.	178,159	612,006
Xero, Ltd.†	12,703	1,410,844

		5,440,565

Norway - 0.5%

Adevinta ASA†	26,358	530,540
DNB Bank ASA	89,492	1,889,839
Equinor ASA	94,021	1,997,808
Gjensidige Forsikring ASA	19,241	449,918
Mowi ASA	42,287	1,132,777
Norsk Hydro ASA	129,381	893,170
Orkla ASA	72,257	645,590
Schibsted ASA, Class A	7,035	375,448
Schibsted ASA, Class B	9,366	435,861
Telenor ASA	67,317	1,179,601
Yara International ASA#	16,767	841,990

		10,372,542

Papua New Guinea - 0.0%

Oil Search, Ltd.	189,904	519,577

Portugal - 0.1%

Banco Espirito Santo SA†(1)	213,818	0
EDP - Energias de Portugal SA	267,062	1,466,932
Galp Energia SGPS SA	48,224	493,902
Jeronimo Martins SGPS SA	24,216	513,245

		2,474,079

Singapore - 0.9%

Ascendas Real Estate Investment Trust	309,424	699,653
CapitaLand Integrated Commercial Trust	435,952	667,977
CapitaLand, Ltd.	253,800	755,104
City Developments, Ltd.	39,300	199,942
DBS Group Holdings, Ltd.	173,500	3,867,600
Genting Singapore, Ltd.	581,800	331,048
Keppel Corp., Ltd.	140,100	541,872
Mapletree Commercial Trust	207,400	313,156
Mapletree Logistics Trust	288,378	435,425
Oversea-Chinese Banking Corp., Ltd.	323,000	2,746,023
Singapore Airlines, Ltd.†	128,849	484,939
Singapore Exchange, Ltd.	77,400	569,943
Singapore Technologies Engineering, Ltd.	150,200	422,296
Singapore Telecommunications, Ltd.	794,400	1,370,827
United Overseas Bank, Ltd.	113,400	2,157,590
UOL Group, Ltd.	44,600	232,214
Venture Corp., Ltd.	26,552	378,397
Wilmar International, Ltd.	184,800	569,059

		16,743,065

South Africa - 0.0%

Thungela Resources, Ltd.†#	11,690	48,778

Spain - 2.1%

ACS Actividades de Construccion y Servicios SA#	23,595	636,875
Aena SME SA†*	7,216	1,151,944
Amadeus IT Group SA†	43,340	2,646,705
Banco Bilbao Vizcaya Argentaria SA	641,483	4,201,472
Banco Santander SA	1,668,252	6,160,516
CaixaBank SA	427,667	1,329,076
Cellnex Telecom SA*	49,019	3,356,994
EDP Renovaveis SA	27,723	737,169
Enagas SA	23,945	544,681
Endesa SA	30,557	734,593
Ferrovial SA	46,212	1,337,930
Grifols SA	28,697	701,060
Iberdrola SA	568,750	7,047,936
Industria de Diseno Textil SA	104,943	3,582,281
Naturgy Energy Group SA#	27,984	720,318
Red Electrica Corp. SA	41,643	830,481
Repsol SA	143,297	1,642,067
Siemens Gamesa Renewable Energy SA†#	22,936	680,021
Telefonica SA	526,699	2,600,475

		40,642,594

SupraNational - 0.1%

HK Electric Investments & HK Electric Investments, Ltd.	254,769	253,542
HKT Trust & HKT, Ltd.	364,000	496,101
Unibail-Rodamco-Westfield†	11,989	1,050,377

		1,800,020

Sweden - 3.1%

Alfa Laval AB	30,265	1,227,512
Assa Abloy AB, Class B	96,426	3,081,806
Atlas Copco AB, Class A	64,603	4,434,908
Atlas Copco AB, Class B	37,541	2,171,687
Boliden AB	26,313	917,507
Electrolux AB, Series B	21,698	549,651
Embracer Group AB†	24,672	559,801
Epiroc AB, Class A	63,400	1,391,142
Epiroc AB, Class B	37,517	712,781
EQT AB	22,921	1,167,903
Essity AB, Class B	58,548	1,877,998
Evolution AB*	16,341	2,632,906
Fastighets AB Balder, Class B†	10,117	723,124
Hennes & Mauritz AB, Class B†	70,262	1,408,261
Hexagon AB, Class B	189,531	3,283,510
Husqvarna AB, Class B	40,231	539,633
ICA Gruppen AB	9,676	481,364
Industrivarden AB, Class A	10,279	378,310
Industrivarden AB, Class C	15,363	535,514
Investment AB Latour, Class B	14,243	495,648
Investor AB, Class B	175,278	4,192,316
Kinnevik AB, Class B†	23,273	911,831
L E Lundbergforetagen AB, Class B	7,312	466,710
Lundin Energy AB	19,255	588,174
Nibe Industrier AB, Class B	137,144	1,911,874
Sandvik AB	108,610	2,768,913
Securitas AB, Class B	30,124	500,062
Sinch AB†*	48,663	1,091,745
Skandinaviska Enskilda Banken AB, Class A	156,574	2,102,907
Skanska AB, Class B	32,728	942,460
SKF AB, Class B	36,714	935,990
Svenska Cellulosa AB SCA, Class B	58,288	1,028,379
Svenska Handelsbanken AB, Class A	140,323	1,578,287
Swedbank AB, Class A	87,123	1,682,197
Swedish Match AB	156,045	1,440,841
Tele2 AB, Class B	48,183	722,233

Telefonaktiebolaget LM Ericsson, Class B	280,800	3,328,815
Telia Co. AB	255,738	1,097,699
Volvo AB, Class A	19,266	446,294
Volvo AB, Class B	137,535	3,110,115

		59,418,808

Switzerland - 8.8%

ABB, Ltd.	166,869	6,180,941
Adecco Group AG	14,909	829,987
Alcon, Inc.	48,073	3,960,281
Baloise Holding AG	4,460	711,554
Banque Cantonale Vaudoise	2,898	245,891
Barry Callebaut AG	343	874,215
Chocoladefabriken Lindt & Spruengli AG	10	1,221,949
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	99	1,164,324
Cie Financiere Richemont SA	50,218	5,538,649
Clariant AG	20,758	437,034
Coca-Cola HBC AG	19,278	696,800
Credit Suisse Group AG	235,485	2,497,954
EMS-Chemie Holding AG	674	730,489
Geberit AG	3,563	2,977,240
Givaudan SA	889	4,460,775
Holcim, Ltd.	50,366	2,870,986
Julius Baer Group, Ltd.	21,531	1,471,843
Kuehne & Nagel International AG	5,196	1,901,370
Logitech International SA#	16,653	1,702,852
Lonza Group AG	7,165	6,063,746
Nestle SA	277,165	35,030,387
Novartis AG	213,609	19,778,222
Partners Group Holding AG	2,183	3,871,353
Roche Holding AG (BR)	3,078	1,378,084
Roche Holding AG (NES)	67,590	27,143,022
Schindler Holding AG (Participation Certificate)	3,917	1,265,246
Schindler Holding AG	1,936	603,791
SGS SA	582	1,829,097
Sika AG#	13,640	4,916,805
Sonova Holding AG	5,301	2,043,410
Straumann Holding AG	994	1,921,245
Swatch Group AG (TRQX)	5,062	278,320
Swatch Group AG (XEGT)	2,783	784,680
Swiss Life Holding AG	3,079	1,605,821
Swiss Prime Site AG	7,308	781,675
Swiss Re AG	29,018	2,670,005
Swisscom AG	2,491	1,461,822
Temenos AG	6,425	1,020,142
UBS Group AG	352,696	5,885,007
Vifor Pharma AG	4,689	667,699
Zurich Insurance Group AG	14,475	6,354,300

		167,829,013

United Kingdom - 11.8%

3i Group PLC	93,623	1,721,598
Abrdn PLC	209,950	766,365
Admiral Group PLC	18,553	921,079
Anglo American PLC	124,582	5,256,632
Antofagasta PLC	37,937	759,416
Ashtead Group PLC	43,225	3,381,447
Associated British Foods PLC	34,273	932,981
AstraZeneca PLC	148,862	17,425,003
Auto Trader Group PLC*	92,949	803,805
AVEVA Group PLC	11,060	628,914
Aviva PLC	377,957	2,099,842
BAE Systems PLC	309,767	2,420,720
Barclays PLC	1,670,193	4,245,794
Barratt Developments PLC	97,967	995,359
Berkeley Group Holdings PLC	11,811	783,825
BHP Group PLC	203,191	6,306,488
BP PLC	1,957,499	7,991,720
British American Tobacco PLC	209,681	7,867,160
British Land Co. PLC	84,697	617,395
BT Group PLC†	858,680	2,004,585
Bunzl PLC	32,422	1,175,007
Burberry Group PLC	38,944	995,617
Coca-Cola Europacific Partners PLC	19,663	1,135,342
Compass Group PLC†	171,618	3,540,415
Croda International PLC	13,422	1,688,102
Diageo PLC	225,091	10,812,756
Direct Line Insurance Group PLC	131,276	557,698
Evraz PLC	49,055	398,185
GlaxoSmithKline PLC	484,008	9,728,710
Halma PLC	36,523	1,507,916
Hargreaves Lansdown PLC	34,224	709,793
Hikma Pharmaceuticals PLC	16,631	580,317
HSBC Holdings PLC	1,959,573	10,404,688
Imperial Brands PLC	91,048	1,929,609
Informa PLC†	144,512	1,055,003
InterContinental Hotels Group PLC†	17,573	1,119,344
Intertek Group PLC	15,527	1,125,003
J Sainsbury PLC	160,504	670,834
JD Sports Fashion PLC	49,624	688,737
Johnson Matthey PLC	18,619	752,335
Kingfisher PLC	203,063	977,972
Land Securities Group PLC	67,767	660,572
Legal & General Group PLC	574,089	2,132,652
Lloyds Banking Group PLC	6,816,992	4,102,743
London Stock Exchange Group PLC	31,237	3,416,799
M&G PLC	250,123	708,396
Melrose Industries PLC	420,648	970,088
Mondi PLC	46,713	1,287,679
National Grid PLC	341,448	4,418,837
Natwest Group PLC	468,486	1,372,573
Next PLC	12,791	1,391,029
Ocado Group PLC†#	46,825	1,295,916
Pearson PLC	72,508	765,202
Persimmon PLC	30,697	1,240,791
Phoenix Group Holdings PLC	62,485	535,547
Prudential PLC	251,048	5,229,074
Reckitt Benckiser Group PLC	68,572	5,221,960
RELX PLC	185,906	5,577,037
Rentokil Initial PLC	178,395	1,423,526
Rio Tinto PLC	107,969	7,989,105
Rolls-Royce Holdings PLC†	805,003	1,271,223

Royal Dutch Shell PLC, Class A	394,559	7,765,850
Royal Dutch Shell PLC, Class B	356,553	7,014,861
Sage Group PLC	105,461	1,076,139
Schroders PLC	11,959	621,501
Segro PLC	114,636	2,023,678
Severn Trent PLC	22,981	872,666
Smith & Nephew PLC	84,384	1,618,414
Smiths Group PLC	38,132	756,242
Spirax-Sarco Engineering PLC	7,094	1,571,238
SSE PLC	100,261	2,250,301
St James’s Place PLC	51,776	1,146,066
Standard Chartered PLC	258,093	1,613,809
Taylor Wimpey PLC	350,722	881,926
Tesco PLC	743,827	2,609,293
Unilever PLC (Euronext Amsterdam)	131,900	7,342,409
Unilever PLC (LSE)	121,046	6,733,358
United Utilities Group PLC	65,600	953,761
Vodafone Group PLC	2,581,588	4,328,722
Whitbread PLC†	19,417	856,390
WM Morrison Supermarkets PLC	231,825	924,301

		223,455,185

Total Common Stocks
(cost $1,284,024,189)		1,668,260,013

EXCHANGE-TRADED FUNDS - 4.2%
United States - 4.2%

iShares MSCI EAFE ETF
(cost $66,588,180)	974,300	78,567,552

WARRANTS† - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA Expires 11/22/2023
(cost $0)	94,272	48,384

Total Long-Term Investment Securities
(cost $1,350,612,369)		1,746,875,949

SHORT-TERM INVESTMENT SECURITIES - 1.8%
Registered Investment Companies - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)	14,634,761	14,634,761

U.S. Government Treasuries - 1.0%
United States Treasury Bills
0.08% due 02/24/2022(4)	$6,000,000	5,998,387
0.09% due 12/02/2021(4)	2,900,000	2,899,665
0.10% due 11/04/2021(4)	8,000,000	7,999,324
0.10% due 12/30/2021(4)	750,000	749,875
0.12% due 10/07/2021(4)	2,500,000	2,499,894

		20,147,145

Total Short-Term Investment Securities
(cost $34,779,814)		34,781,906

REPURCHASE AGREEMENTS - 6.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $121,258,000 and collateralized by $123,163,600 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $123,683,227 (cost $121,258,000)	121,258,000	121,258,000

TOTAL INVESTMENTS
(cost $1,506,650,183)	100.2%	1,902,915,855
Liabilities in excess of other assets	(0.2)	(3,043,711)

NET ASSETS	100.0%	$1,899,872,144

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $35,695,007 representing 1.9% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At August 31, 2021, the Fund had loaned securities with a total value of $45,589,275. This was secured by collateral of $14,634,761, which was received in cash and subsequently invested in short-term investments currently valued at $14,634,761 as reported in the Portfolio of Investments. Additional collateral of $33,536,069 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/30/2021 to 10/28/2021	$216,855
United States Treasury Notes/Bonds	0.13% to 8.00%	09/30/2021 to 08/15/2050	33,319,214

(3)	The rate shown is the 7-day yield as of August 31, 2021.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.

ADR - American Depositary Receipt

BR - Bearer Shares

CDI - Chess Depositary Interest

CVA - Certification Van Aandelen (Dutch Cert.)

ETF - Exchange-Traded Funds

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

LSE - London Stock Exchange

NES - Non-Voting Equity Securities

RSP - Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX - Turquoise Stock Exchange

XEGT - Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,315	Long	MSCI EAFE Index	September 2021	$155,672,492	$154,611,125	$(1,061,367)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*

Medical-Drugs	7.3%
Repurchase Agreements	6.4
Banks-Commercial	4.6
Exchange-Traded Funds	4.2
Diversified Banking Institutions	3.4
Auto-Cars/Light Trucks	2.8
Semiconductor Equipment	2.4
Food-Misc./Diversified	2.3
Oil Companies-Integrated	2.3
Insurance-Life/Health	2.0
Cosmetics & Toiletries	2.0
Telephone-Integrated	1.9
Food-Retail	1.3
Electric-Integrated	1.2
Industrial Automated/Robotic	1.2
Metal-Diversified	1.2
Chemicals-Diversified	1.2
Electronic Components-Misc.	1.2
Real Estate Investment Trusts	1.1
Chemicals-Specialty	1.1
Textile-Apparel	1.1
Insurance-Multi-line	1.0
U.S. Government Treasuries	1.0
Enterprise Software/Service	1.0
Medical Products	1.0
Finance-Other Services	1.0
Building & Construction Products-Misc.	1.0
Transport-Services	0.9
Diversified Minerals	0.9
Beverages-Wine/Spirits	0.8
Audio/Video Products	0.8
Power Converter/Supply Equipment	0.8
Computer Services	0.8
Registered Investment Companies	0.8
Medical-Biomedical/Gene	0.8
Real Estate Operations & Development	0.8
Retail-Apparel/Shoe	0.8
Import/Export	0.8
Machinery-Electrical	0.8
Commercial Services	0.8
Commercial Services-Finance	0.7
Machinery-General Industrial	0.7
Diversified Manufacturing Operations	0.7
Brewery	0.7
Tobacco	0.7
Cellular Telecom	0.7
Building-Heavy Construction	0.7
Electronic Components-Semiconductors	0.7
Insurance-Property/Casualty	0.7
Aerospace/Defense-Equipment	0.6
Apparel Manufacturers	0.6
Electric-Generation	0.5
Internet Content-Information/News	0.5
Human Resources	0.5
Building Products-Cement	0.5
Retail-Building Products	0.5
Paper & Related Products	0.5
Investment Companies	0.4
Transport-Rail	0.4
Real Estate Management/Services	0.4
Building Products-Air & Heating	0.4
Medical Labs & Testing Services	0.4
Industrial Gases	0.4
Insurance-Reinsurance	0.4
Retail-Jewelry	0.4
Auto/Truck Parts & Equipment-Original	0.4
Soap & Cleaning Preparation	0.4
Building-Residential/Commercial	0.4
Athletic Footwear	0.4
Private Equity	0.4
Rubber-Tires	0.4
Steel-Producers	0.4
Toys	0.4
Networking Products	0.4
Distribution/Wholesale	0.4
Medical Instruments	0.3
Electric-Distribution	0.3
Machinery-Construction & Mining	0.3
Gambling (Non-Hotel)	0.3
Office Automation & Equipment	0.3
Food-Dairy Products	0.3
Optical Supplies	0.3
Aerospace/Defense	0.3
Electronic Measurement Instruments	0.3
Multimedia	0.3
Water	0.3
Public Thoroughfares	0.3
Food-Confectionery	0.3
Investment Management/Advisor Services	0.2
Oil Refining & Marketing	0.2
Building & Construction-Misc.	0.2
Energy-Alternate Sources	0.2
Auto-Heavy Duty Trucks	0.2
Food-Catering	0.2
Machinery-Farming	0.2
Transport-Marine	0.2
Electric Products-Misc.	0.2
Computer Aided Design	0.2
Dialysis Centers	0.2
Coatings/Paint	0.2
Rental Auto/Equipment	0.2
Diversified Operations	0.2
Finance-Investment Banker/Broker	0.2
Electronic Security Devices	0.2
Telecom Services	0.2
Publishing-Periodicals	0.2
Casino Hotels	0.2
Machine Tools & Related Products	0.2
Resorts/Theme Parks	0.2
Advertising Services	0.2
Retail-Discount	0.2
Electric-Transmission	0.2
Metal-Aluminum	0.2
Consulting Services	0.2
Gas-Distribution	0.1
Oil Companies-Exploration & Production	0.1
Entertainment Software	0.1
E-Commerce/Services	0.1
Airport Development/Maintenance	0.1
E-Commerce/Products	0.1
Hotels/Motels	0.1
Finance-Leasing Companies	0.1
Beverages-Non-alcoholic	0.1
Gold Mining	0.1
Metal-Iron	0.1
Security Services	0.1
Applications Software	0.1
Bicycle Manufacturing	0.1
Miscellaneous Manufacturing	0.1
Computer Data Security	0.1
Web Portals/ISP	0.1
Casino Services	0.1
Computers-Integrated Systems	0.1
Diagnostic Equipment	0.1
Diagnostic Kits	0.1
Telecommunication Equipment	0.1

Computers-Periphery Equipment	0.1
Building Products-Doors & Windows	0.1
Machinery-Material Handling	0.1
Advertising Agencies	0.1
Internet Gambling	0.1
Fisheries	0.1
Building-Maintenance & Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Semiconductor Components-Integrated Circuits	0.1
Respiratory Products	0.1
Diversified Operations/Commercial Services	0.1
Tools-Hand Held	0.1
Filtration/Separation Products	0.1
Metal Processors & Fabrication	0.1
Internet Application Software	0.1
Gas-Transportation	0.1
Communications Software	0.1
Metal Products-Distribution	0.1
Electronics-Military	0.1
Medical-Generic Drugs	0.1
Wire & Cable Products	0.1
Medical-Hospitals	0.1
Food-Meat Products	0.1
Leisure Products	0.1

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$113,302,659	$—	$0	$113,302,659
Portugal	2,474,079	—	0	2,474,079
Other Countries	1,552,483,275	—	—	1,552,483,275
Exchange-Traded Funds	78,567,552	—	—	78,567,552
Warrants	48,384	—	—	48,384
Short-Term Investment Securities:
Registered Investment Companies	14,634,761	—	—	14,634,761
U.S. Government Treasuries	—	20,147,145	—	20,147,145
Repurchase Agreements	—	121,258,000	—	121,258,000

Total Investments at Value	$1,761,510,710	$141,405,145	$0	$1,902,915,855

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,061,367	$—	$—	$1,061,367

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 (unaudited)

Security Description	Principal Amount(1)/ Shares	Value (Note 1)
FOREIGN CORPORATE BONDS & NOTES - 7.0%
Austria - 0.1%

Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	$200,000	$210,002

Bermuda - 0.2%

Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	400,000	410,000

Brazil - 0.4%

BRF SA Senior Notes 4.88% due 01/24/2030*	300,000	309,966
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*#	400,000	409,204

		719,170

British Virgin Islands - 0.7%

Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	400,000	394,000
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	400,000	409,994
Yunda Holding Investment, Ltd. Company Guar. Notes 2.25% due 08/19/2025	420,000	409,701

		1,213,695

Cayman Islands - 0.3%

Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	255,000	253,343
Lamar Funding, Ltd. Company Guar. Notes 3.96% due 05/07/2025	280,000	280,000

		533,343

Chile - 0.3%

Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027#	510,000	549,530

Colombia - 0.6%

Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	210,000	221,025
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	175,000	187,645
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	300,000	361,581
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	240,000	237,302

		1,007,553

India - 0.4%

Oil India, Ltd. Senior Notes 5.13% due 02/04/2029	200,000	227,767
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	430,000	443,437

		671,204

Indonesia - 0.3%

Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028#	200,000	245,600
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	377,020

		622,620

Luxembourg - 0.3%

Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*#	400,000	392,936
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	220,000	234,346

		627,282

Mexico - 1.4%

Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	260,000
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	340,000	338,300
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	428,285
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	200,000	211,359
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	690,000	668,148
Petroleos Mexicanos Company Guar. Bonds 6.63% due 06/15/2038	300,000	277,020
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	441,425

		2,624,537

Netherlands - 0.8%

Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	300,000	321,394
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	250,000	270,938
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	420,000	422,100

Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031		400,000	449,476

			1,463,908

Peru - 0.2%

Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*		300,000	299,880

Singapore - 0.5%

BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*		580,000	580,133
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039		269,010	316,423

			896,556

Turkey - 0.3%

Hazine Mustesarligi Varlik Kiralama AS Senior Notes 5.13% due 06/22/2026*#		500,000	503,726

United Arab Emirates - 0.2%

DP World PLC Senior Notes 4.70% due 09/30/2049		400,000	446,080

Total Foreign Corporate Bonds & Notes
(cost $12,298,731)			12,799,086

FOREIGN GOVERNMENT OBLIGATIONS - 64.8%
Argentina - 0.5%

Republic of Argentina Senior Notes 1.13% due 07/09/2035(5)		800,000	278,784
Republic of Argentina Senior Notes 2.00% due 01/09/2038(5)		1,400,000	574,224

			853,008

Australia - 1.2%

Commonwealth of Australia Bonds 2.75% due 04/21/2024	AUD	1,000,000	784,135
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	600,000	528,376
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,000,000	808,394

			2,120,905

Bahrain - 1.1%

Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*		540,000	538,488
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*		510,000	490,946
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030		900,000	1,001,250

			2,030,684

Belgium - 0.7%

Kingdom of Belgium Bonds 1.00% due 06/22/2031*	EUR	1,000,000	1,310,456

Brazil - 1.1%

Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030		1,000,000	1,002,600
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		500,000	473,500
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		450,000	477,900

			1,954,000

Canada - 0.9%

Government of Canada Bonds 1.25% due 03/01/2025	CAD	1,000,000	808,441
Government of Canada Bonds 1.25% due 06/01/2030	CAD	1,000,000	800,935

			1,609,376

China - 0.3%

People’s Republic of China Senior Bonds 2.25% due 10/21/2050*		600,000	582,609

Colombia - 1.3%

Republic of Colombia Senior Notes 3.13% due 04/15/2031		1,133,000	1,107,179
Republic of Colombia Senior Notes 4.50% due 03/15/2029		500,000	543,590
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	417,928
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	388,350

			2,457,047

Dominican Republic - 1.3%

Dominican Republic Senior Notes 4.88% due 09/23/2032		1,120,000	1,176,011
Dominican Republic Senior Notes 5.88% due 01/30/2060*		450,000	457,880

Dominican Republic Senior Notes 5.88% due 01/30/2060		700,000	712,257

			2,346,148

Ecuador - 0.6%

Republic of Ecuador Senior Bonds 1.00% due 07/31/2035(5)		1,580,000	1,137,616

Egypt - 1.6%

Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	591,509
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	585,589
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	845,229
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		937,000	983,569

			3,005,896

El Salvador - 0.4%

Republic of El Salvador Senior Notes 5.88% due 01/30/2025		500,000	445,005
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		420,000	365,404

			810,409

Ethiopia - 0.4%

Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024		900,000	796,518

France - 4.7%

Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,314,175
Government of France Bonds 1.25% due 05/25/2034	EUR	500,000	672,539
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,000,000	1,349,610
Government of France Bonds 1.75% due 06/25/2039*	EUR	1,750,000	2,569,072
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	388,815
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	771,144
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,508,291

			8,573,646

Germany - 4.9%

Federal Republic of Germany Bonds 0.25% due 02/15/2029	EUR	700,000	878,395
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	1,000,000	1,246,471
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,268,773
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	1,000,000	1,219,852
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,127,508
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	1,000,000	1,921,799
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	98,650
Federal Republic of Germany Bonds 5.50% due 01/04/2031	EUR	600,000	1,117,144

			8,878,592

Ghana - 1.3%

Republic of Ghana Senior Notes 8.63% due 04/07/2034*		370,000	374,292
Republic of Ghana Senior Notes 8.63% due 06/16/2049		580,000	556,069
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	301,095
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		850,000	1,064,370

			2,295,826

Guatemala - 0.7%

Republic of Guatemala Senior Notes 4.90% due 06/01/2030		1,150,000	1,286,287

Indonesia - 0.4%

Republic of Indonesia Senior Notes 3.85% due 10/15/2030#		300,000	339,308
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		400,000	440,740

			780,048

Ireland - 0.4%

Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	759,446

Italy - 5.5%

Republic of Italy Bonds 1.25% due 12/01/2026	EUR	1,000,000	1,253,839
Republic of Italy Senior Notes 1.35% due 04/01/2030	EUR	1,000,000	1,261,863
Republic of Italy Senior Notes 2.00% due 02/01/2028	EUR	500,000	656,363
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	722,442
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	1,400,000	1,942,054
Republic of Italy Senior Notes 3.00% due 08/01/2029	EUR	190,000	269,033
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	231,041
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	350,000	634,219
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	1,065,759
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,225,968
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	757,361

			10,019,942

Ivory Coast - 1.1%

Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,270,000	1,390,345
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	613,811

			2,004,156

Japan - 8.7%

Government of Japan Bonds 0.10% due 12/20/2029	JPY	200,000,000	1,843,040
Government of Japan Bonds 0.10% due 06/20/2030	JPY	300,000,000	2,760,496
Government of Japan Bonds 0.10% due 12/20/2030	JPY	170,000,000	1,560,418

Government of Japan Bonds 1.30% due 06/20/2035	JPY	75,000,000	785,763
Government of Japan Bonds 1.50% due 03/20/2034	JPY	90,000,000	956,741
Government of Japan Bonds 1.90% due 09/20/2042	JPY	120,000,000	1,410,811
Government of Japan Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,001,318
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,185,893
Government of Japan Bonds 2.20% due 03/20/2051	JPY	33,000,000	424,643
Government of Japan Bonds 2.30% due 12/20/2036	JPY	130,000,000	1,546,754
Government of Japan Bonds 2.30% due 03/20/2039	JPY	200,000,000	2,420,234

			15,896,111

Kazakhstan - 0.6%

Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044		500,000	633,992
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		350,000	517,420

			1,151,412

Mexico - 1.8%

United Mexican States Senior Notes 2.66% due 05/24/2031#		540,000	534,638
United Mexican States Senior Notes 4.50% due 01/31/2050#		300,000	325,788
United Mexican States Senior Notes 5.00% due 04/27/2051		780,000	906,750
United Mexican States Senior Notes 8.50% due 05/31/2029	MXN	16,400,000	893,516
United Mexican States Bonds 10.00% due 12/05/2024	MXN	13,000,000	720,061

			3,380,753

Netherlands - 0.8%

Kingdom of the Netherlands Bonds 2.50% due 01/15/2033*	EUR	1,000,000	1,550,174

Nigeria - 0.5%

Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030		470,000	494,388
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049		420,000	481,954

			976,342

Norway - 0.7%

Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	5,000,000	590,333
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	5,000,000	605,296

			1,195,629

Oman - 0.6%

Sultanate of Oman Senior Notes 5.38% due 03/08/2027		620,000	655,706
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		500,000	510,625

			1,166,331

Pakistan - 1.1%

Islamic Republic of Pakistan Senior Notes 6.00% due 04/08/2026		800,000	803,800
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		675,000	690,188
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		550,000	588,500

			2,082,488

Panama - 0.3%

Republic of Panama Senior Notes 4.50% due 04/01/2056		200,000	228,288
Republic of Panama Senior Notes 6.70% due 01/26/2036		200,000	273,648

			501,936

Paraguay - 0.7%

Republic of Paraquay Senior Notes 4.95% due 04/28/2031		1,100,000	1,273,261

Peru - 0.3%

Republic of Peru Senior Notes 2.78% due 01/23/2031		500,000	510,360

Philippines - 0.4%

Republic of the Philippines Senior Notes 2.95% due 05/05/2045		350,000	352,058
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		400,000	456,159

			808,217

Poland - 0.6%

Republic of Poland Bonds 2.50% due 07/25/2027	PLN	4,000,000	1,112,541

Qatar - 2.0%

State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	520,333
State of Qatar Senior Notes 4.40% due 04/16/2050*		880,000	1,089,605
State of Qatar Senior Notes 4.82% due 03/14/2049		1,190,000	1,554,073
State of Qatar Senior Notes 5.10% due 04/23/2048		420,000	565,441

			3,729,452

Romania - 0.7%

Government of Romania Senior Notes 3.00% due 02/14/2031		260,000	271,136
Government of Romania Senior Notes 4.00% due 02/14/2051*		500,000	530,035
Government of Romania Senior Notes 4.00% due 02/14/2051		440,000	466,431

			1,267,602

Russia - 0.7%

Russian Federation Senior Notes 4.38% due 03/21/2029		600,000	685,596
Russian Federation Senior Notes 5.25% due 06/23/2047		400,000	517,512

			1,203,108

Saudi Arabia - 1.4%

Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		495,000	537,134
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030		1,150,000	1,247,888
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047		600,000	717,072

			2,502,094

Spain - 3.7%

Kingdom of Spain Bonds 0.60% due 10/31/2029*	EUR	800,000	985,785
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	554,756
Kingdom of Spain Senior Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,280,486
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,299,652
Kingdom of Spain Senior Notes 1.45% due 10/31/2027*	EUR	600,000	779,971
Kingdom of Spain Senior Notes 1.95% due 07/30/2030*	EUR	1,000,000	1,369,035
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	513,907

			6,783,592

Turkey - 1.7%

Republic of Turkey Senior Notes 5.13% due 02/17/2028		1,300,000	1,288,196
Republic of Turkey Senior Notes 5.60% due 11/14/2024		250,000	259,179
Republic of Turkey Senior Notes 5.75% due 05/11/2047		350,000	311,304
Republic of Turkey Senior Notes 7.38% due 02/05/2025		460,000	502,219
Republic of Turkey Senior Notes 7.63% due 04/26/2029		600,000	669,744

			3,030,642

Ukraine - 1.3%

Government of Ukraine Senior Notes 7.25% due 03/15/2033*		200,000	211,798
Government of Ukraine Senior Notes 7.25% due 03/15/2033		480,000	508,314
Government of Ukraine Senior Notes 7.75% due 09/01/2022		370,000	386,161
Government of Ukraine Senior Notes 7.75% due 09/01/2023		450,000	483,885
Government of Ukraine Senior Notes 9.75% due 11/01/2028		700,000	847,028

			2,437,186

United Arab Emirates - 1.1%

Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*#		510,000	541,237
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,050,000	1,158,948
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	251,157

			1,951,342

United Kingdom - 4.7%

United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2027	GBP	850,000	1,226,703
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	1,800,000	2,674,327
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	429,731
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	788,471
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	470,842
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	300,000	562,425
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	300,000	600,251
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	531,605
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	700,000	1,319,176

			8,603,531

Total Foreign Government Obligations
(cost $114,728,713)			118,726,719

U.S. GOVERNMENT TREASURIES - 24.5%
United States - 24.5%

United States Treasury Bonds
1.25% due 05/15/2050		1,400,000	1,185,789
1.38% due 11/15/2040		1,000,000	925,117
2.50% due 02/15/2045		500,000	556,660
2.88% due 05/15/2049		400,000	482,672
3.00% due 02/15/2047		1,200,000	1,466,531
3.13% due 08/15/2044		900,000	1,108,582
3.38% due 05/15/2044		700,000	894,988

3.38% due 11/15/2048	450,000	591,188
3.75% due 11/15/2043	500,000	672,461
United States Treasury Notes 0.25% due 07/31/2025	1,500,000	1,479,609
0.50% due 06/30/2027	1,500,000	1,465,723
0.63% due 08/15/2030	1,000,000	947,422
1.13% due 02/28/2027	700,000	710,418
1.38% due 06/30/2023	1,000,000	1,021,836
1.50% due 11/30/2024	1,000,000	1,033,828
1.50% due 08/15/2026	1,000,000	1,035,352
1.50% due 02/15/2030	2,000,000	2,048,047
1.63% due 08/15/2029	2,500,000	2,589,649
1.75% due 05/15/2023	1,000,000	1,026,914
2.00% due 08/15/2025	2,000,000	2,108,984
2.00% due 11/15/2026	1,500,000	1,591,348
2.13% due 03/31/2024	1,500,000	1,569,551
2.13% due 05/15/2025#	500,000	528,574
2.25% due 11/15/2024	1,500,000	1,586,426
2.25% due 11/15/2025	1,000,000	1,066,445
2.25% due 11/15/2027	600,000	646,828
2.38% due 08/15/2024#	2,050,000	2,169,877
2.38% due 05/15/2027	1,200,000	1,299,656
2.50% due 08/15/2023	1,500,000	1,567,090
2.50% due 05/15/2024	1,700,000	1,798,879
2.75% due 11/15/2023	1,500,000	1,582,031
2.75% due 02/15/2024	1,200,000	1,271,953
2.75% due 02/15/2028	1,600,000	1,775,875
2.88% due 08/15/2028	1,500,000	1,682,695
3.13% due 11/15/2028	1,200,000	1,369,969

Total U.S. Government Treasuries
(cost $44,030,803)		44,858,967

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.2%
China - 0.2%

China Minmetals Corp. 3.75% due 11/13/2022(2)
(cost $410,467)	430,000	439,677

Total Long-Term Investment Securities
(cost $171,468,714)		176,824,449

SHORT-TERM INVESTMENT SECURITIES - 4.1%
Registered Investment Companies - 4.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (3)	5,762,255	5,762,255
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(3)(4)	1,716,945	1,716,945

Total Short-Term Investment Securities
(cost $7,479,200)		7,479,200

TOTAL INVESTMENTS
(cost $178,947,914)	100.6%	184,303,649
Liabilities in excess of other assets	(0.6)	(1,162,219)

NET ASSETS	100.0%	$183,141,430

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $26,300,983 representing 14.4% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	The rate shown is the 7-day yield as of August 31, 2021.
(4)

At August 31, 2021, the Fund had loaned securities with a total value of $5,798,975. This was secured by collateral of $1,716,945 which was received in cash and subsequently invested in short-term investments currently valued at $1,716,945 as reported in the Portfolio of Investments. Additional collateral of $4,300,256 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal National Mtg. Assoc.	1.50% to 6.00%	04/01/2026 to 04/01/2059	$2,841,137
United States Treasury Bills	0.00%	10/07/2021 to 10/28/2021	67,865
United States Treasury Notes/Bonds	0.13% to 3.88%	09/15/2021 to 02/15/2050	1,391,254

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2021.

AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro Currency
GBP	- British Pound
JPY	- Japanese Yen
MXN	- Mexican Peso
NOK	- Norwegian Krone
PLN	- Polish Zloty

Industry Allocation*

Sovereign	65.1%
United States Treasury Notes	20.2
United States Treasury Bonds	4.3
Registered Investment Companies	4.1
Oil Companies-Integrated	1.8
Banks-Commercial	0.6
Electric-Generation	0.6
Oil Companies-Exploration & Production	0.5
Food-Meat Products	0.4
Transport-Services	0.3
Finance-Leasing Companies	0.3
Electric-Distribution	0.3
Energy-Alternate Sources	0.3
Industrial Gases	0.3
Warehousing & Harbor Transportation Services	0.2
Building & Construction-Misc.	0.2
Multimedia	0.2
Investment Companies	0.2
Chemicals-Diversified	0.2
Electric-Integrated	0.2
Metal-Aluminum	0.1
Cellular Telecom	0.1
Paper & Related Products	0.1

100.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$12,799,086	$—	$12,799,086
Foreign Government Obligations	—	118,726,719	—	118,726,719
U.S. Government Treasuries	—	44,858,967	—	44,858,967
Preferred Securities/Capital Securities	—	439,677	—	439,677
Short-Term Investment Securities	7,479,200	—	—	7,479,200

Total Investments at Value	$7,479,200	$176,824,449	$—	$184,303,649

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.1%
Bermuda - 3.4%

Brookfield Asset Management Reinsurance Partners, Ltd., Class A†#	3,107	$189,838
Brookfield Infrastructure Partners LP	384,655	21,721,468

		21,911,306

Canada - 9.0%

Brookfield Asset Management, Inc., Class A#	450,547	25,027,886
Canada Goose Holdings, Inc.†#	546,051	20,951,977
Shopify, Inc., Class A†	8,582	13,085,662

		59,065,525

China - 2.4%

Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,070,341	15,729,203

Denmark - 10.2%

Chr. Hansen Holding A/S	147,633	13,623,623
DSV PANALPINA A/S	209,424	53,368,505

		66,992,128

France - 9.8%

Dassault Systemes SE	218,830	12,481,221
Hermes International	26,749	39,306,156
Pernod Ricard SA	59,772	12,558,967

		64,346,344

Germany - 6.0%

adidas AG	32,637	11,578,187
HelloFresh SE†	137,434	14,812,486
Puma SE	104,330	12,663,695

		39,054,368

Hong Kong - 2.6%

AIA Group, Ltd.	1,448,318	17,309,164

India - 6.4%

HDFC Bank, Ltd.	1,532,898	33,192,231
Kotak Mahindra Bank, Ltd.	359,435	8,620,630

		41,812,861

Italy - 5.0%

Moncler SpA	510,523	32,671,774

Japan - 7.9%

Change, Inc.†#	128,500	2,879,176
Keyence Corp.	55,200	33,180,712
Pigeon Corp.#	548,100	15,867,822

		51,927,710

Netherlands - 11.5%

Adyen NV†*	6,084	19,643,789
ASML Holding NV	48,631	40,453,148
Davide Campari-Milano NV	1,106,686	15,301,691

		75,398,628

Sweden - 4.0%

Evolution AB*	93,332	15,037,901
Vitrolife AB	180,759	11,133,202

		26,171,103

Switzerland - 6.5%

Chocoladefabriken Lindt & Spruengli AG	94	11,486,323
Kuehne & Nagel International AG	37,919	13,875,683
Straumann Holding AG#	9,070	17,530,876

		42,892,882

Taiwan - 4.2%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,251,000	27,716,239

United Kingdom - 4.3%

Diageo PLC	213,654	10,263,353
Rightmove PLC	1,861,124	17,947,189

		28,210,542

United States - 4.9%

EPAM Systems, Inc.†	50,867	32,189,146

Total Common Stocks
(cost $378,539,144)		643,398,923

OPTIONS - PURCHASED†(1) - 0.0%

Over the Counter Call Options on Currency Contracts (cost $647,722)	104,052,159	307,038

Total Long-Term Investment Securities
(cost $379,186,866)		643,705,961

SHORT-TERM INVESTMENT SECURITIES - 1.9%
Registered Investment Companies - 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)
(cost $12,325,248)	12,325,248	12,325,248

TOTAL INVESTMENTS
(cost $391,512,114)	100.0%	656,031,209
Liabilities in excess of other assets	(0.0)	(1,578)

NET ASSETS	100.0%	$656,029,631

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $34,681,690 representing 5.3% of net assets.

(1)	Options - Purchased

Over the Counter Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Price	Notional Amount(000’s)	Premiums Paid	Value at August 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.375 CNH per $1 USD	JPMorgan Chase	July 2022	CNH 7.38	$39,678	$210,490	$104,194	$(106,296)
Call option to buy USD in exchange for Chinese Yuan at a strike price of 7.31 CNH per $1 USD	JPMorgan Chase	August 2022	CNH 7.31	64,375	437,232	202,844	(234,388)

					$647,722	$307,038	$(340,684)

CNH - Chinese Yuan

USD - United States Dollar

(2)	The rate shown is the 7-day yield as of August 31, 2021.

(3)

At August 31, 2021, the Fund had loaned securities with a total value of $29,850,016. This was secured by collateral of $12,325,248, which was received in cash and subsequently invested in short-term investments currently valued at $12,325,248 as reported in the Portfolio of Investments. Additional collateral of $18,947,743 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$1,745,933
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	6,021,911
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	3,313,961
United States Treasury Bills	0.00%	10/07/2021 to 10/28/2021	37,512
United States Treasury Notes/Bonds	0.13% to 6.25%	09/15/2021 to 11/15/2050	7,828,426

Unfunded Commitments
Description	Shares	Acquisition Cost	Value	Unrealized Appreciation (Depreciation)
Altimeter Growth Corp.	478,823	$4,788,230	$4,632,613	$(155,617)

Industry Allocation*
Transport-Services	10.2%
Apparel Manufacturers	9.2
Banks-Commercial	6.4
Semiconductor Equipment	6.2
Beverages-Wine/Spirits	5.8
Computer Services	5.3
Industrial Automated/Robotic	5.1
Retail-Apparel/Shoe	5.0
Semiconductor Components-Integrated Circuits	4.2
Private Equity	3.8
Athletic Footwear	3.7
Electric-Transmission	3.3
Commercial Services-Finance	3.0
E-Commerce/Services	2.7
Medical Products	2.7
Insurance-Life/Health	2.6
Cosmetics & Toiletries	2.4
Food-Misc./Diversified	2.4
Gambling (Non-Hotel)	2.3
Food-Retail	2.3
Chemicals-Specialty	2.1
Internet Application Software	2.0
Computer Aided Design	1.9
Registered Investment Companies	1.9
Food-Confectionery	1.7
Medical-Biomedical/Gene	1.7
Investment Management/Advisor Services	0.1

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$643,398,923	$—	$—	$643,398,923
Options	—	307,038	—	307,038
Short-Term Investment Securities	12,325,248	—	—	12,325,248

Total Investments at Value	$655,724,171	$307,038	$—	$656,031,209

LIABILITIES:
Other Financial Instruments:†

Unfunded Commitments	$—	$155,617	$—	$155,617

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.8%
Australia - 4.2%

Ansell, Ltd.	35,427	$932,739
ASX, Ltd.#	11,247	722,149
AUB Group, Ltd.	85,602	1,496,669
Bapcor, Ltd.	439,645	2,331,761
Deterra Royalties, Ltd.	90,999	289,581
Domain Holdings Australia, Ltd.	963,588	3,813,577
HUB24, Ltd.	194,581	4,281,758
Iluka Resources, Ltd.	90,999	665,703
IPH, Ltd.	232,480	1,598,664
Omni Bridgeway, Ltd.#	161,832	484,208
Orica, Ltd.#	42,942	413,725
Pro Medicus, Ltd.#	121,042	5,584,738
Ramsay Health Care, Ltd.	12,191	614,472
Ridley Corp., Ltd.†	724,828	689,322
SEEK, Ltd.	22,651	539,199
Sonic Healthcare, Ltd.	16,517	524,403
Steadfast Group, Ltd.	262,146	956,946
Tabcorp Holdings, Ltd.	196,793	689,587
Webjet, Ltd.†#	88,444	368,150
WiseTech Global, Ltd.	24,924	881,390

		27,878,741

Austria - 0.4%

Mayr-Melnhof Karton AG	4,781	1,008,227
Vienna Insurance Group AG Wiener Versicherung Gruppe	56,767	1,645,529

		2,653,756

Belgium - 0.5%

Barco NV	114,582	2,811,383
Melexis NV	6,137	726,076

		3,537,459

Bermuda - 1.3%

Cafe de Coral Holdings, Ltd.	552,000	1,004,998
China Resources Gas Group, Ltd.	238,000	1,444,381
Dairy Farm International Holdings, Ltd.	217,100	766,363
Esprit Holdings, Ltd.†#	211,250	21,729
Geopark, Ltd.#	200,881	2,422,625
Hiscox, Ltd.	69,806	881,798
Midland Holdings, Ltd.†#	1,442,000	257,717
Shangri-La Asia, Ltd.†	1,018,000	895,296
VTech Holdings, Ltd.	130,549	1,268,150

		8,963,057

Brazil - 3.3%

Anima Holding SA†	221,545	415,172
Azul SA (Preference Shares)†	569,358	4,154,459
Banco Inter SA	239,068	3,134,219
Cia de Saneamento Basico do Estado de Sao Paulo	17,100	119,483
Energisa SA	46,200	396,437
Equatorial Energia SA	58,800	289,406
Fleury SA	60,261	275,736
Gerdau SA (Preference Shares)	94,300	516,473
Hapvida Participacoes e Investimentos SA*	122,800	349,582
Hypera SA	80,510	553,829
JBS SA	54,995	331,514
Localiza Rent a Car SA	22,900	245,617
Locaweb Servicos de Internet SA*	989,946	4,688,593
Lojas Renner SA	65,643	483,169
Magazine Luiza SA	69,567	245,398
Multiplan Empreendimentos Imobiliarios SA	169,292	690,814
Rumo SA†	97,506	353,004
Sendas Distribuidora SA	138,700	450,906
SLC Agricola SA	340,060	2,679,285
Suzano SA†	39,700	468,341
TOTVS SA	68,100	521,536
Transmissora Alianca de Energia Eletrica SA	39,252	287,778

		21,650,751

British Virgin Islands - 0.4%

Despegar.com Corp.†#	235,078	2,818,585

Canada - 6.5%

Agnico Eagle Mines, Ltd.	21,951	1,263,141
Aritzia, Inc.†	186,879	6,107,099
ATS Automation Tooling Systems, Inc.†	267,599	9,676,112
Capital Power Corp.	167,685	5,766,934
Dollarama, Inc.	29,375	1,339,471
Enerplus Corp.#	832,194	4,920,673
Granite Real Estate Investment Trust	101,783	7,347,835
Major Drilling Group International, Inc.†	463,227	2,929,934
TMX Group, Ltd.	12,883	1,417,319
Vermilion Energy, Inc.†	342,446	2,285,416

		43,053,934

Cayman Islands - 1.6%

ASM Pacific Technology, Ltd.	75,900	903,682
Burning Rock Biotech, Ltd. ADR†	19,971	372,060
China Literature, Ltd.†#*	78,000	654,893
ESR Cayman, Ltd.†*	229,800	700,263
Haitian International Holdings, Ltd.	378,000	1,448,341
iClick Interactive Asia Group, Ltd. ADR†#	45,575	219,216
Kingsoft Cloud Holdings, Ltd. ADR†#	10,635	342,341
Niu Technologies ADR†#	106,889	2,874,245
Pacific Textiles Holdings, Ltd.	1,324,000	706,478
Shenguan Holdings Group, Ltd.	438,000	24,498
Silicon Motion Technology Corp. ADR	12,843	958,858
Tingyi Cayman Islands Holding Corp.	582,000	1,035,671
Vipshop Holdings, Ltd. ADR†	27,656	409,032

		10,649,578

Chile - 0.1%

Aguas Andinas SA, Class A	1,295,693	289,881
Banco Santander Chile	5,650,995	298,599

		588,480

China - 0.1%

Yunnan Baiyao Group Co., Ltd., Class A	31,900	437,742
Zhejiang Supor Co., Ltd., Class A	52,000	392,542

		830,284

Colombia - 0.0%

Bancolombia SA ADR	6,646	220,980

Cyprus - 0.8%

HeadHunter Group PLC ADR	101,859	5,399,546

Denmark - 0.7%

Carlsberg A/S, Class B	4,739	827,305
Demant A/S†	9,719	550,901
Dfds A/S†	5,366	306,716
Jyske Bank A/S†	9,839	430,071
Royal Unibrew A/S	18,512	2,390,788
SimCorp A/S	2,022	275,713

		4,781,494

Faroe Islands - 0.3%

Bakkafrost P/F	21,434	1,883,988

Finland - 0.7%

Valmet Oyj	117,254	4,701,684

France - 1.9%

Alten SA	5,897	971,323
Cie Plastic Omnium SA	11,102	334,534
Legrand SA	21,397	2,448,637
LISI	21,633	715,209
SEB SA	5,796	911,571
SOITEC†	19,502	4,660,664
Somfy SA	3,797	738,849
Verallia SA*	6,262	228,027
Virbac SA	3,136	1,325,614

		12,334,428

Germany - 7.6%

Amadeus Fire AG	5,915	1,215,240
CANCOM SE	15,102	993,582
CTS Eventim AG & Co. KGaA†	32,963	2,125,869
Deutsche Wohnen SE	11,285	700,350
Duerr AG	97,532	4,799,909
Evotec SE†	106,039	5,271,156
flatexDEGIRO AG†	22,730	2,361,784
GEA Group AG	52,092	2,405,564
Gerresheimer AG	17,291	1,836,451
Hella GmbH & Co. KGaA†	4,263	304,730
K+S AG†	352,252	5,020,175
LEG Immobilien SE	28,618	4,561,747
MTU Aero Engines AG	1,375	315,533
Rational AG	93	106,362
Salzgitter AG†	106,247	3,994,366
Scout24 AG*	16,038	1,348,306
Steico SE	23,813	3,390,936
Symrise AG	28,729	4,090,967
TAG Immobilien AG	172,334	5,833,870

		50,676,897

Gibraltar - 0.5%

888 Holdings PLC	633,613	3,550,697

Greece - 0.2%

Hellenic Telecommunications Organization SA	62,544	1,230,691

Hong Kong - 0.3%

China Resources Beer Holdings Co., Ltd.	58,000	477,277
Techtronic Industries Co., Ltd.	66,000	1,463,848

		1,941,125

India - 1.0%

Bharat Heavy Electricals, Ltd.†	493,179	355,660
CESC, Ltd.	105,624	1,167,676
Dabur India, Ltd.	61,429	522,009
Embassy Office Parks REIT	114,760	564,152
Hero MotoCorp, Ltd.	20,120	754,285
Mahindra & Mahindra, Ltd.	117,708	1,278,774
MOIL, Ltd.	207,822	474,099
Shriram Transport Finance Co., Ltd.	73,521	1,356,927
Spencer’s Retail, Ltd.†	24,688	34,357

		6,507,939

Indonesia - 0.4%

Indocement Tunggal Prakarsa Tbk PT	871,300	687,266
Kalbe Farma Tbk PT	11,394,500	1,074,538
United Tractors Tbk PT	754,800	1,062,409

		2,824,213

Ireland - 1.9%

DCC PLC	15,010	1,275,336
Flutter Entertainment PLC†	11,298	2,192,491
Grafton Group PLC	369,862	7,103,812
Greencore Group PLC†	42,344	82,668
Hibernia REIT PLC	153,824	230,304
ICON PLC†	1,509	385,957
Kerry Group PLC, Class A	7,393	1,084,177
Kingspan Group PLC	2,703	308,880

		12,663,625

Israel - 0.8%

Inmode, Ltd.†	41,312	5,406,915

Italy - 2.5%

Buzzi Unicem SpA	11,243	298,426
Carel Industries SpA†*	5,992	172,278
Cembre SpA	19,388	595,202
Cerved Group SpA†	137,625	1,605,508
Enav SpA†*	163,588	713,520
FinecoBank Banca Fineco SpA†	34,268	631,813
Infrastrutture Wireless Italiane SpA*	44,677	531,217
Italgas SpA	212,464	1,408,367
Reply SpA	30,529	6,160,455
Tinexta Spa	96,869	4,483,622

		16,600,408

Japan - 22.2%

ABC-Mart, Inc.#	6,500	347,998
Aeon Delight Co., Ltd.#	10,000	323,592
AEON Financial Service Co., Ltd.#	85,500	1,006,431
Air Water, Inc.	26,800	432,152
Amano Corp.	8,441	214,372
Argo Graphics, Inc.	23,200	691,687
Ariake Japan Co., Ltd.	4,500	254,829
As One Corp.	6,000	891,697
Asante, Inc.	5,700	90,721
Asics Corp.	203,500	4,319,161

Azbil Corp.	28,000	1,215,289
Bandai Namco Holdings, Inc.	3,500	243,090
Bank of Kyoto, Ltd.#	11,300	500,214
BML, Inc.†	20,300	821,115
Capcom Co., Ltd.	150,900	4,210,908
Central Automotive Products, Ltd.	1,900	52,243
Chiba Bank, Ltd.	86,400	539,534
CKD Corp.	127,100	2,665,270
Comture Corp.	22,500	612,121
Cosmos Pharmaceutical Corp.	2,300	407,254
Daikyonishikawa Corp.	11,287	68,226
Daiseki Co., Ltd.#	77,280	3,129,413
Daito Pharmaceutical Co., Ltd.	18,900	620,179
Daiwa Securities Group, Inc.	350,300	1,982,109
Demae-Can Co., Ltd†#	20,800	294,374
DeNA Co., Ltd.	11,600	204,132
Doshisha Co., Ltd.	4,500	71,745
Eiken Chemical Co., Ltd.	25,600	499,365
EPS Holdings, Inc.	34,500	563,528
Ezaki Glico Co., Ltd.	15,400	582,321
Fuji Seal International, Inc.	56,500	1,270,050
Fuji Soft, Inc.	11,600	602,063
Fujimi, Inc.	70,500	3,934,645
Fujitec Co., Ltd.	49,000	1,206,572
Fujitsu General, Ltd.	8,500	212,548
Fukuda Denshi Co., Ltd.	8,700	869,881
Fukui Computer Holdings, Inc.	7,100	281,057
Fukushima Galilei Co., Ltd.	20,900	921,374
FULLCAST Holdings Co., Ltd.	21,800	420,484
GungHo Online Entertainment, Inc.	11,100	216,219
Hamakyorex Co., Ltd.	3,900	116,275
Heian Ceremony Service Co., Ltd.#	12,500	102,827
Hirose Electric Co., Ltd.	3,100	516,502
Hogy Medical Co., Ltd.	3,100	96,932
Insource Co., Ltd.	108,000	2,084,116
Iriso Electronics Co., Ltd.	7,500	313,594
Iwatani Corp.	16,800	928,455
JAFCO Group Co., Ltd.	2,700	163,205
Japan Elevator Service Holdings Co., Ltd.	217,300	5,730,012
Japan Exchange Group, Inc.	4,600	109,507
Japan Pure Chemical Co., Ltd.	1,600	43,500
JCU Corp.	23,500	888,606
Jeol, Ltd.	9,400	694,651
JGC Holdings Corp.	8,860	74,414
JM Holdings Co., Ltd.	8,700	181,331
Kakaku.com, Inc.	9,700	302,422
Kansai Paint Co., Ltd.	35,300	914,787
Katitas Co., Ltd.	131,700	4,381,421
Kato Sangyo Co., Ltd.	20,300	620,911
Kawai Musical Instruments Manufacturing Co., Ltd.†	4,100	139,381
KH Neochem Co., Ltd.	13,800	376,312
Kikkoman Corp.#	4,100	307,831
Kintetsu World Express, Inc.	9,300	225,959
Kitanotatsujin Corp.#	38,700	180,458
Kobayashi Pharmaceutical Co., Ltd.	9,300	727,837
Koito Manufacturing Co., Ltd.	21,800	1,333,582
Konami Holdings Corp.	5,400	342,608
Kureha Corp.	5,900	402,754
Lion Corp.	36,900	628,221
Matsumotokiyoshi Holdings Co., Ltd.	3,200	148,343
Medipal Holdings Corp.	25,800	493,182
Meitec Corp.	12,900	752,788
METAWATER Co., Ltd.	31,700	548,047
Milbon Co., Ltd.	1,600	99,477
MISUMI Group, Inc.	7,800	309,476
Mitsubishi Pencil Co., Ltd.	8,000	105,949
Mitsui High-Tec, Inc.	61,500	3,538,563
MonotaRO Co., Ltd.	26,900	594,898
Morinaga & Co., Ltd.	24,800	870,136
Nabtesco Corp.	27,900	1,105,704
Nakanishi, Inc.	77,500	1,752,670
NGK Spark Plug Co., Ltd.	28,500	438,322
Nifco, Inc.	58,900	1,860,451
Nihon Kohden Corp.	17,700	594,478
Nihon Parkerizing Co., Ltd.	35,800	373,896
Nippo Corp.	14,100	414,612
Nippon Television Holdings, Inc.	26,200	278,397
Nishimatsuya Chain Co., Ltd.#	39,200	470,692
Nissei ASB Machine Co., Ltd.	4,900	188,847
Nitto Denko Corp.	4,600	349,552
NOF Corp.	10,900	603,381
Nohmi Bosai, Ltd.	22,900	444,616
Nomura Research Institute, Ltd.	82,200	3,089,551
NS Solutions Corp.	99,500	3,373,494
Obara Group, Inc.#	4,200	147,934
OBIC Business Consultants Co., Ltd.#	3,200	150,089
OBIC Co., Ltd.	28,500	5,427,214
Omron Corp.	7,200	679,326
Oracle Corp. Japan	8,800	723,101
PALTAC Corp.	9,300	404,917
Park24 Co., Ltd.†	12,300	237,358
Pasona Group, Inc.	15,500	375,894
PCA Corp.	15,900	786,220
Proto Corp.	38,800	523,023
Rakuten Group, Inc.	4,100	42,932
Rinnai Corp.	3,200	344,099
Ryohin Keikaku Co., Ltd.#	40,800	874,484
S Foods, Inc.#	28,600	824,088
Sagami Rubber Industries Co., Ltd.	9,000	90,315
San-A Co, Ltd.	3,100	114,262
San-Ai Oil Co., Ltd.	95,600	1,193,099
Sankyu, Inc.	21,400	997,882
Santen Pharmaceutical Co., Ltd.	69,500	1,036,041
SCSK Corp.	9,600	606,463
Seino Holdings Co., Ltd.	126,500	1,560,337
Senko Group Holdings Co., Ltd.	22,000	193,574
Seria Co., Ltd.	6,200	226,551
SG Holdings Co., Ltd.	113,500	3,086,779
Shima Seiki Manufacturing, Ltd.	6,500	123,365
Shimadzu Corp.	21,400	959,951
Shimamura Co., Ltd.	2,100	185,157
Shizuoka Bank, Ltd.#	34,900	273,452
SK Kaken Co., Ltd.#	4,100	1,582,012
SMS Co., Ltd.	128,800	4,560,069
Sohgo Security Services Co., Ltd.	19,400	879,053
Stanley Electric Co., Ltd.	29,800	744,357

Sugi Holdings Co., Ltd.#	8,000	618,098
Sundrug Co., Ltd.	28,800	956,815
Suzuken Co., Ltd.	11,600	344,789
T Hasegawa Co., Ltd.	105,700	2,682,492
Taisei Lamick Co, Ltd.	7,600	191,908
Taiyo Yuden Co., Ltd.	103,600	5,876,144
Takasago International Corp.	5,400	142,001
Takuma Co., Ltd.	33,100	499,441
TechnoPro Holdings, Inc.	143,300	3,843,824
Temairazu, Inc.	7,200	367,150
Terumo Corp.	17,600	735,420
THK Co., Ltd.	4,300	99,785
Toei Co., Ltd.	2,800	498,841
Toho Co., Ltd.	20,700	895,623
Tokyo Seimitsu Co., Ltd.	76,200	3,338,490
Toshiba TEC Corp.	7,300	312,530
TOTO, Ltd.	4,600	250,457
Toyo Seikan Group Holdings, Ltd.	48,000	668,418
Toyo Tire Corp.	172,700	3,070,501
Trancom Co., Ltd.	3,200	243,167
Tsugami Corp.	182,200	2,590,199
Unicharm Corp.	30,100	1,341,730
USS Co., Ltd.	68,400	1,132,177
Yamato Holdings Co., Ltd.	64,300	1,636,504
Zojirushi Corp.	5,800	91,206
ZOZO, Inc.	45,500	1,734,968
Zuken, Inc.#	19,100	633,686

		148,267,658

Jersey - 0.1%

Breedon Group PLC	593,716	847,289

Luxembourg - 1.4%

Allegro.eu SA†*	10,879	201,694
B&M European Value Retail SA	35,273	271,087
Befesa SA*	62,359	5,058,410
Eurofins Scientific SE	1,210	171,559
Globant SA†	1,511	486,965
Ternium SA ADR	63,505	3,453,402

		9,643,117

Mauritius - 0.1%

MakeMyTrip, Ltd.†#	36,496	942,327

Mexico - 1.0%

Bolsa Mexicana de Valores SAB de CV	136,900	284,243
Corp Inmobiliaria Vesta SAB de CV	84,465	157,121
Genomma Lab Internacional SAB de CV, Class B†	404,851	390,458
Gruma SAB de CV, Class B	28,917	329,427
Grupo Aeroportuario del Centro Norte SAB de CV†#	547,766	3,301,487
Grupo Aeroportuario del Pacifico SAB de CV, Class B	24,878	289,682
Grupo Aeroportuario del Sureste SAB de CV ADR†	1,017	181,819
Grupo Cementos de Chihuahua SAB de CV	78,397	630,408
Grupo Financiero Inbursa SAB de CV, Class O†	94,887	91,183
Orbia Advance Corp SAB de CV	185,573	530,274
Prologis Property Mexico SA de CV	83,834	194,099
Telesites SAB de CV†#	204,200	187,180

		6,567,381

Netherlands - 2.3%

Aalberts NV	15,638	976,776
ASM International NV	5,802	2,251,145
Euronext NV*	8,087	938,163
IMCD NV	38,595	7,603,532
Just Eat Takeaway.com NV (Euronext Amsterdam)†*	30,109	2,727,489
Just Eat Takeaway.com NV (LSE)†#*	2,608	235,180
Wolters Kluwer NV#	7,216	830,047

		15,562,332

New Zealand - 0.3%

Auckland International Airport, Ltd.†	94,647	480,857
Freightways, Ltd.	63,749	574,986
Mainfreight, Ltd.	8,947	592,623

		1,648,466

Norway - 0.8%

Borregaard ASA	2,021	52,883
TOMRA Systems ASA	85,432	5,251,156

		5,304,039

Papua New Guinea - 0.1%

Oil Search, Ltd.	229,637	628,286

Peru - 0.0%

Cia de Minas Buenaventura SAA ADR†	13,862	103,965

Philippines - 0.3%

Metropolitan Bank & Trust Co.	928,872	843,920
Universal Robina Corp.	417,810	1,266,447

		2,110,367

Portugal - 0.1%

Galp Energia SGPS SA	14,106	144,471
NOS SGPS SA	94,557	398,584

		543,055

Russia - 0.4%

Detsky Mir PJSC†	975,613	1,846,150
Moscow Exchange MICEX-RTS PJSC†	219,145	548,388

		2,394,538

Singapore - 0.7%

Ascendas India Trust	428,400	462,033
City Developments, Ltd.	99,400	505,706
Mapletree Commercial Trust	696,600	1,051,804
Singapore Technologies Engineering, Ltd.	422,400	1,187,602

Venture Corp., Ltd.	93,063	$1,326,258

		4,533,403

South Africa - 1.3%

AVI, Ltd.	143,709	751,674
Transaction Capital, Ltd.	1,544,452	4,037,026
Woolworths Holdings, Ltd.†	884,355	3,874,998

		8,663,698

South Korea - 4.5%

Amorepacific Corp.	5,843	1,146,477
Doosan Bobcat, Inc.†	25,719	961,593
Doosan Fuel Cell Co., Ltd.†	75,743	3,586,434
Douzone Bizon Co., Ltd.	6,403	471,065
Hansae Co., Ltd.	167,361	2,980,727
LEENO Industrial, Inc.	28,748	4,418,382
LG Innotek Co., Ltd.	17,875	3,314,610
LS Electric Co., Ltd.	21,818	1,290,883
NHN KCP Corp.†	42,892	1,790,481
OCI Co., Ltd.†#	52,707	5,773,245
Orion Corp.	11,292	1,231,996
Samsung Fire & Marine Insurance Co., Ltd.	6,837	1,332,668
TK Corp.	28,263	304,703
Wonik QnC Corp.†	67,518	1,656,723

		30,259,987

Spain - 1.2%

Amadeus IT Group SA†	25,438	1,553,458
Cellnex Telecom SA#*	80,176	5,490,735
Viscofan SA	13,590	959,575

		8,003,768

Sweden - 2.8%

Catena AB	29,144	1,882,829
Essity AB, Class B	30,918	991,732
Intrum AB	102,221	3,051,426
Karnov Group AB	42,982	279,924
MIPS AB	59,785	6,647,435
Saab AB, Series B	20,257	603,758
Swedish Match AB	115,225	1,063,930
Thule Group AB*	23,172	1,264,740
Tobii AB†	357,350	2,822,127

		18,607,901

Switzerland - 1.5%

DKSH Holding AG	1,641	127,857
Julius Baer Group, Ltd.	14,009	957,645
Kardex Holding AG	3,437	921,413
Partners Group Holding AG	107	189,755
SIG Combibloc Group AG	75,414	2,309,155
Sika AG	6,303	2,272,040
Sonova Holding AG	4,371	1,684,917
Straumann Holding AG	37	71,515
Temenos AG	2,980	473,155
VAT Group AG*	2,687	1,125,562

		10,133,014

Taiwan - 2.2%

Advantech Co., Ltd.	69,571	969,001
Chroma ATE, Inc.	212,000	1,373,121
E.Sun Financial Holding Co., Ltd.	1,244,881	1,194,863
Kindom Development Co., Ltd.	1,168,100	1,791,338
Merida Industry Co., Ltd.	311,000	3,579,808
Tripod Technology Corp.	290,000	1,198,152
Voltronic Power Technology Corp.	22,675	1,014,560
Wafer Works Corp.	1,096,000	2,784,145
Win Semiconductors Corp.	38,000	453,173

		14,358,161

Thailand - 0.1%

AEON Thana Sinsap Thailand PCL	87,600	538,115

Turkey - 0.0%

Selcuk Ecza Deposu Ticaret ve Sanayi AS	76,428	83,812

United Kingdom - 16.3%

4imprint Group PLC†	5,557	219,269
Abcam PLC†	17,718	376,112
Admiral Group PLC	7,615	378,053
Allfunds Group Plc†	22,936	413,321
Aston Martin Lagonda Global Holdings PLC†*	132,315	3,645,542
Auto Trader Group PLC*	138,814	1,200,437
Babcock International Group PLC†	49,861	248,910
Bellway PLC	21,532	1,041,739
Big Yellow Group PLC	37,099	777,835
Britvic PLC	23,447	314,302
Bunzl PLC	27,702	1,003,950
Burberry Group PLC	20,555	525,496
Cairn Energy PLC	72,986	192,963
Coats Group PLC	191,461	200,845
Compass Group PLC†	47,224	974,214
ConvaTec Group PLC*	135,701	420,525
Countryside Properties PLC†*	694,511	5,375,797
Cranswick PLC	18,941	1,032,788
Croda International PLC	47,979	6,034,381
Dechra Pharmaceuticals PLC	98,616	7,104,508
Electrocomponents PLC	713,920	10,443,511
EMIS Group PLC	17,500	332,508
Endeavour Mining PLC	85,889	2,098,805
Essentra PLC	288,750	1,151,265
Forterra PLC*	548,129	2,377,593
Future PLC	227,673	12,051,126
Great Portland Estates PLC	337,923	3,626,152
Greggs PLC†	62,529	2,615,147
Halma PLC	24,033	992,244
Hargreaves Lansdown PLC	27,553	571,439
Helios Towers PLC†	111,128	267,373
Howden Joinery Group PLC	118,612	1,542,025
Ibstock PLC*	163,572	537,930
Inchcape PLC	311,805	3,941,760
Intertek Group PLC	17,456	1,264,768
Johnson Service Group PLC†	54,848	111,453
Keywords Studios PLC†	117,871	5,059,356
Marshalls PLC	33,063	367,517
Moneysupermarket.com Group PLC	195,205	681,142
Naked Wines PLC†	153,889	1,777,224
PageGroup PLC	418,013	3,620,643

PZ Cussons PLC	13,037	43,286
Rathbone Brothers PLC	36,818	1,037,694
Rightmove PLC	120,008	1,157,261
Rotork PLC	556,435	2,552,089
S4 Capital PLC†	568,731	6,364,828
Sage Group PLC	23,412	238,899
Savills PLC	185,051	3,477,886
Schroders PLC	29,178	1,516,361
Shaftesbury PLC#	47,430	419,947
Smith & Nephew PLC	64,194	1,231,187
Spirax-Sarco Engineering PLC	4,520	1,001,127
Tate & Lyle PLC	15,732	152,615
UNITE Group PLC	107,137	1,800,710
WM Morrison Supermarkets PLC	191,681	764,245

		108,670,103

United States - 0.1%

Autoliv, Inc. SDR	2,598	231,336
PerkinElmer, Inc.	863	159,482

		390,818

Total Long-Term Investment Securities
(cost $506,500,124)		652,154,855

SHORT-TERM INVESTMENT SECURITIES - 2.3%
Registered Investment Companies - 2.3%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2) (cost $14,998,866)	14,998,866	14,998,866

REPURCHASE AGREEMENTS - 1.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $10,910,000 and collateralized by $11,081,500 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $11,128,253 (cost $10,910,000)	$10,910,000	10,910,000

TOTAL INVESTMENTS
(cost $532,408,990)	101.7%	678,063,721
Liabilities in excess of other assets	(1.7)	(11,177,558)

NET ASSETS	100.0%	$666,886,163

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $39,986,476 representing 6.0% of net assets.

(1)

At August 31, 2021, the Fund had loaned securities with a total value of $28,391,710. This was secured by collateral of $14,998,866, which was received in cash and subsequently invested in short-term investments currently valued at $14,998,866 as reported in the Portfolio of Investments. Additional collateral of $14,669,536 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/23/2021 to 01/13/2022	$1,537,388
United States Treasury Notes/Bonds	0.13% to 8.00%	09/15/2021 to 05/15/2051	13,132,148

(2)	The rate shown is the 7-day yield as of August 31, 2021.

ADR - American Depositary Receipt

Euronext Amsterdam - Euronext Stock Exchange, Amsterdam

LSE - London Stock Exchange

SDR - Swedish Depositary Receipt

Industry Allocation*

Machinery-General Industrial	4.5%
Internet Content-Information/News	3.3
E-Commerce/Services	3.2
Chemicals-Diversified	2.8
Real Estate Operations & Development	2.4
Building & Construction Products-Misc.	2.3
Real Estate Investment Trusts	2.3
Registered Investment Companies	2.3
Computer Services	2.1
Electronic Components-Misc.	1.8
Repurchase Agreements	1.6
Retail-Building Products	1.6
Oil Companies-Exploration & Production	1.6
Electronic Parts Distribution	1.6
Recycling	1.6
Chemicals-Specialty	1.5
Medical Products	1.5
Electronic Components-Semiconductors	1.4
Veterinary Products	1.3
Commercial Services	1.2
Food-Retail	1.2
Investment Management/Advisor Services	1.2
Steel-Producers	1.2
Computers-Integrated Systems	1.2
Retail-Apparel/Shoe	1.2
Electronic Measurement Instruments	1.1
Medical Labs & Testing Services	1.1
Distribution/Wholesale	1.1
Finance-Other Services	1.1
Building-Heavy Construction	1.0
Applications Software	1.0
Athletic Equipment	1.0
Transport-Services	1.0
Electric Products-Misc.	1.0
Building-Residential/Commercial	1.0
Advertising Services	1.0
Containers-Paper/Plastic	1.0
E-Services/Consulting	0.9
Energy-Alternate Sources	0.9
Electric-Generation	0.9
Human Resources	0.9
Circuit Boards	0.9
Medical Information Systems	0.8
Industrial Automated/Robotic	0.8
Computer Software	0.8
Airport Development/Maintenance	0.8
Banks-Commercial	0.8
Medical-Drugs	0.8
Entertainment Software	0.7
Machinery-Electrical	0.7
Metal Processors & Fabrication	0.7
Food-Misc./Diversified	0.7
Cosmetics & Toiletries	0.7
Athletic Footwear	0.7
Semiconductor Equipment	0.6
Consulting Services	0.6
Airlines	0.6
E-Commerce/Products	0.6
Brewery	0.6
Engineering/R&D Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Mining Services	0.5
Auto-Cars/Light Trucks	0.5
Motorcycle/Motor Scooter	0.5
Bicycle Manufacturing	0.5
Internet Gambling	0.5
Apparel Manufacturers	0.5
Gold Mining	0.5
Banks-Regional	0.5
Hazardous Waste Disposal	0.5
Rubber-Tires	0.5
Building Products-Cement	0.5
Chemicals-Plastics	0.5
Coatings/Paint	0.4
Medical Instruments	0.4
Gambling (Non-Hotel)	0.4
Gas-Distribution	0.4
Computers-Periphery Equipment	0.4
Containers-Metal/Glass	0.4
Food-Confectionery	0.4
Agricultural Operations	0.4
Retail-Misc./Diversified	0.4
Enterprise Software/Service	0.4
Insurance-Property/Casualty	0.4
Machinery-Material Handling	0.4
Machinery-Pumps	0.4
Schools	0.4
Insurance Brokers	0.4
Internet Brokers	0.4
Retail-Auto Parts	0.4
Transport-Truck	0.3
Food-Meat Products	0.3
Retail-Drug Store	0.3
Theaters	0.3
Finance-Investment Banker/Broker	0.3
Fisheries	0.3
Retail-Major Department Stores	0.3
Dental Supplies & Equipment	0.3
Food-Flour & Grain	0.3
Medical-Wholesale Drug Distribution	0.3
Medical-Biomedical/Gene	0.3
Retail-Discount	0.2
Real Estate Management/Services	0.2
Insurance-Multi-line	0.2
Internet Financial Services	0.2
Home Furnishings	0.2
Machine Tools & Related Products	0.2
Leisure Products	0.2
Hotels/Motels	0.2
Motion Pictures & Services	0.2
Finance-Commercial	0.2
Auto-Heavy Duty Trucks	0.2
Oil Refining & Marketing	0.2
Audio/Video Products	0.2
Telephone-Integrated	0.2
Diversified Financial Services	0.2
Retail-Automobile	0.2
Tobacco	0.2
Retail-Restaurants	0.2
Diversified Manufacturing Operations	0.2
Electronic Connectors	0.2
Appliances	0.1
Electric-Integrated	0.1
Miscellaneous Manufacturing	0.1
Food-Catering	0.1
Computer Aided Design	0.1
Computers	0.1
Machinery-Construction & Mining	0.1
Disposable Medical Products	0.1
Retail-Propane Distribution	0.1
Aerospace/Defense	0.1
Textile-Products	0.1
E-Marketing/Info	0.1
Security Services	0.1
Publishing-Periodicals	0.1

Diversified Operations	0.1
Aerospace/Defense-Equipment	0.1
Instruments-Scientific	0.1
Diversified Minerals	0.1
Building-Maintenance & Services	0.1
Food-Wholesale/Distribution	0.1
Medical-Hospitals	0.1
Water Treatment Systems	0.1
Finance-Consumer Loans	0.1
MRI/Medical Diagnostic Imaging	0.1
Building Products-Air & Heating	0.1
Metal-Iron	0.1
Paper & Related Products	0.1
Electronic Security Devices	0.1
Explosives	0.1
Commercial Services-Finance	0.1
Cable/Satellite TV	0.1
Electric-Distribution	0.1
Power Converter/Supply Equipment	0.1
Transport-Rail	0.1
Medical-HMO	0.1
Office Automation & Equipment	0.1

101.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$2,394,538	$—	$2,394,538
Other Industries	649,760,317	—	—	649,760,317
Short Term Investment Securities	14,998,866	—	—	14,998,866
Repurchase Agreements	—	10,910,000	—	10,910,000

Total Investments at Value	$664,759,183	$13,304,538	$—	$678,063,721

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.0%
Australia - 5.5%

Afterpay, Ltd.†	4,795	$472,112
AGL Energy, Ltd.	24,237	114,362
Ampol, Ltd.	22,755	458,775
APA Group	72,897	489,549
ASX, Ltd.	8,905	571,773
Aurizon Holdings, Ltd.	116,322	321,660
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	32,536	599,803
Brambles, Ltd.	61,419	544,115
Cochlear, Ltd.	2,303	392,886
Coles Group, Ltd.	45,658	603,892
Computershare, Ltd.	17,667	213,251
CSL, Ltd.	12,588	2,872,577
Dexus†	27,364	212,993
Evolution Mining, Ltd.	136,573	390,648
Fortescue Metals Group, Ltd.	57,945	890,183
Goodman Group	49,625	839,692
GPT Group	59,897	212,516
Insurance Australia Group, Ltd.	60,307	231,176
Lendlease Corp., Ltd.	14,856	129,763
Macquarie Group, Ltd.	15,097	1,841,511
Magellan Financial Group, Ltd.	4,161	131,926
Mirvac Group	121,745	277,875
Newcrest Mining, Ltd.	39,872	721,625
Northern Star Resources, Ltd.	40,215	287,132
Origin Energy, Ltd.	119,484	388,968
QBE Insurance Group, Ltd.	35,865	310,384
Ramsay Health Care, Ltd.	9,085	457,918
Santos, Ltd.	106,118	469,665
Scentre Group	268,583	559,973
Sonic Healthcare, Ltd.	33,665	1,068,839
Stockland	83,190	281,162
Suncorp Group, Ltd.	58,913	537,860
Sydney Airport†	93,860	547,246
Telstra Corp., Ltd.	187,758	527,441
Transurban Group	115,342	1,199,017
Vicinity Centres	161,395	204,259
Washington H. Soul Pattinson & Co., Ltd.	2,812	73,686
Woodside Petroleum, Ltd.	64,609	921,189

		21,369,402

Austria - 0.7%

Erste Group Bank AG	11,928	476,884
OMV AG	14,869	823,930
Raiffeisen Bank International AG	9,754	234,257
Verbund AG	1,574	172,376
voestalpine AG	18,635	844,926

		2,552,373

Belgium - 1.0%

Ageas SA/NV	2,480	124,012
Etablissements Franz Colruyt NV	2,725	152,479
Groupe Bruxelles Lambert SA	7,913	907,232
KBC Group NV	11,922	1,004,247
Proximus SADP	4,692	91,993
Solvay SA	3,519	461,004
UCB SA	7,790	891,107
Umicore SA	4,826	317,623

		3,949,697

Bermuda - 0.1%

CK Infrastructure Holdings, Ltd.	8,000	48,602
Hongkong Land Holdings, Ltd.	13,100	55,020
Jardine Matheson Holdings, Ltd.	6,900	374,808

		478,430

Cayman Islands - 0.6%

CK Asset Holdings, Ltd.	100,308	653,893
CK Hutchison Holdings, Ltd.	102,500	747,916
Futu Holdings, Ltd. ADR†#	1,107	105,375
WH Group, Ltd.*	410,500	356,270
Wharf Real Estate Investment Co., Ltd.	63,000	312,268

		2,175,722

Denmark - 2.8%

Ambu A/S, Class B	2,259	71,412
Chr. Hansen Holding A/S	2,495	230,239
Demant A/S†	2,521	142,897
DSV PANALPINA A/S	5,029	1,281,564
Genmab A/S†	1,960	927,998
Novo Nordisk A/S, Class B	52,297	5,212,097
Novozymes A/S, Class B	4,146	334,935
Orsted A/S*	7,153	1,136,857
Pandora A/S	3,605	431,579
Vestas Wind Systems A/S	25,800	1,041,717

		10,811,295

Finland - 1.5%

Elisa Oyj	326	20,878
Kone Oyj, Class B	10,529	873,232
Neste Oyj	11,636	708,119
Nokia Oyj†	152,820	916,647
Nordea Bank Abp	120,356	1,414,517
Orion Oyj, Class B	5,337	217,597
Sampo Oyj, Class A	10,291	531,489
Stora Enso Oyj, Class R	29,179	571,060
UPM-Kymmene Oyj	15,629	635,370

		5,888,909

France - 10.7%

Accor SA†	11,321	389,790
Aeroports de Paris†	2,191	257,254
Air Liquide SA	16,043	2,875,893
Alstom SA	5,293	227,490
Amundi SA*	2,158	204,227
Arkema SA	3,390	449,908
Atos SE	4,039	209,647
AXA SA	83,127	2,334,060
BioMerieux	978	119,923
BNP Paribas SA	32,172	2,041,047
Bouygues SA	20,457	855,798
Bureau Veritas SA	11,342	376,451
Capgemini SE	6,216	1,395,614
Carrefour SA	30,703	610,856
Cie de Saint-Gobain	19,284	1,397,825
Cie Generale des Etablissements Michelin SCA	8,063	1,304,770
CNP Assurances	21,011	359,603
Covivio	1,969	187,201
Danone SA	26,826	1,959,721
Dassault Systemes SE	26,465	1,509,462
Edenred	9,427	534,285

Eiffage SA	5,801	602,896
EssilorLuxottica SA	11,616	2,280,355
Eurazeo SE	2,742	281,997
Faurecia SE	3,671	177,022
Gecina SA	1,516	235,477
Getlink SE	25,363	407,734
Hermes International	1,974	2,900,682
Iliad SA	696	149,568
Ipsen SA	3,567	356,650
Klepierre SA	9,974	243,780
L’Oreal SA	9,614	4,498,693
Legrand SA	7,901	904,177
Orpea SA	2,407	302,964
Publicis Groupe SA	8,806	577,280
Sartorius Stedim Biotech	1,193	723,475
Schneider Electric SE	15,774	2,817,986
SCOR SE	5,706	175,104
Societe Generale SA	28,467	895,771
Sodexo SA†	5,579	461,250
Suez SA	10,167	235,892
Ubisoft Entertainment SA†	1,173	74,680
Valeo SA	4,108	116,801
Veolia Environnement SA	29,894	1,025,388
Vivendi SE	17,589	671,229
Wendel SE	1,296	188,068
Worldline SA†*	6,156	547,115

		41,452,859

Germany - 7.1%

Allianz SE	11,296	2,653,947
Bayerische Motoren Werke AG	11,850	1,124,528
Bayerische Motoren Werke AG (Preference Shares)	3,618	302,882
Beiersdorf AG	7,890	957,231
Brenntag SE	2,328	234,856
Carl Zeiss Meditec AG	784	173,200
Commerzbank AG†	82,999	520,386
Covestro AG*	5,143	333,386
Deutsche Boerse AG	6,431	1,109,397
Deutsche Telekom AG	90,537	1,925,084
Deutsche Wohnen SE	13,175	817,644
Evonik Industries AG	7,131	240,810
Hannover Rueck SE	1,588	292,411
HeidelbergCement AG	6,394	555,659
Henkel AG & Co. KGaA	4,067	365,921
Henkel AG & Co. KGaA (Preference Shares)	11,051	1,079,631
Infineon Technologies AG	31,111	1,324,824
KION Group AG	1,657	177,298
Knorr-Bremse AG	1,092	131,065
LANXESS AG	1,378	100,456
Merck KGaA	7,895	1,875,591
Muenchener Rueckversicherungs-Gesellschaft AG	5,480	1,601,128
Puma SE	5,373	652,181
SAP SE	29,046	4,371,378
Sartorius AG	1,091	718,815
Siemens Healthineers AG*	13,335	927,399
Symrise AG	3,680	524,026
TeamViewer AG†*	2,071	68,983
Telefonica Deutschland Holding AG	103,732	291,139
United Internet AG	4,962	214,494
Vonovia SE	21,094	1,423,670
Zalando SE†*	4,104	454,536

		27,543,956

Hong Kong - 2.6%

AIA Group, Ltd.	289,000	3,453,902
BOC Hong Kong Holdings, Ltd.	122,500	371,716
Hang Lung Properties, Ltd.	49,000	117,689
Hang Seng Bank, Ltd.	21,300	381,225
Henderson Land Development Co., Ltd.	86,503	391,504
Hong Kong & China Gas Co., Ltd.	235,252	378,705
Hong Kong Exchanges & Clearing, Ltd.	28,700	1,811,128
Link REIT	37,300	343,148
MTR Corp., Ltd.	74,500	419,559
New World Development Co., Ltd.	47,250	222,354
Power Assets Holdings, Ltd.	42,500	266,942
Sun Hung Kai Properties, Ltd.	49,500	697,555
Swire Pacific, Ltd., Class A	30,000	203,280
Swire Properties, Ltd.	52,400	141,823
Techtronic Industries Co., Ltd.	30,000	665,385

		9,865,915

Ireland - 0.9%

CRH PLC	26,317	1,399,564
DCC PLC	7,134	606,146
James Hardie Industries PLC	5,924	229,860
Kerry Group PLC, Class A	7,667	1,124,359
Smurfit Kappa Group PLC	3,428	196,633

		3,556,562

Israel - 0.5%

Bank Hapoalim BM	44,435	382,181
Bank Leumi Le-Israel BM	60,220	497,484
Check Point Software Technologies, Ltd.†	3,586	450,509
NICE, Ltd.†	1,058	308,647
Wix.com, Ltd.†	920	204,314

		1,843,135

Italy - 1.9%

Amplifon SpA	4,307	225,186
Assicurazioni Generali SpA	79,530	1,621,741
DiaSorin SpA	833	190,074
FinecoBank Banca Fineco SpA†	13,965	257,478
Mediobanca Banca di Credito Finanziario SpA†	54,420	641,279
Moncler SpA	8,838	565,603
Nexi SpA†*	7,610	158,549
Poste Italiane SpA*	43,183	585,601
Prysmian SpA	6,421	241,626
Recordati Industria Chimica e Farmaceutica SpA	10,503	689,023
Snam SpA	185,780	1,097,676

Terna SpA	137,011	1,083,251

		7,357,087

Japan - 22.2%

Advantest Corp.	2,500	216,334
Aeon Co., Ltd.	25,000	663,432
Ajinomoto Co., Inc.	26,600	784,351
ANA Holdings, Inc.†	11,900	281,829
Astellas Pharma, Inc.	81,000	1,367,241
Bridgestone Corp.	19,600	902,190
Canon, Inc.	26,800	636,170
Central Japan Railway Co.	5,900	864,768
Chiba Bank, Ltd.	7,600	47,459
Chubu Electric Power Co., Inc.	27,000	326,165
Chugai Pharmaceutical Co., Ltd.	26,400	1,033,779
Concordia Financial Group, Ltd.	23,900	92,763
Dai Nippon Printing Co., Ltd.	5,500	130,782
Dai-ichi Life Holdings, Inc.	34,100	672,453
Daiichi Sankyo Co., Ltd.	53,300	1,266,671
Daikin Industries, Ltd.	6,300	1,569,345
Denso Corp.	15,200	1,065,237
Dentsu Group, Inc.	7,300	270,727
East Japan Railway Co.	11,600	783,526
Eisai Co., Ltd.	10,100	834,146
ENEOS Holdings, Inc.	151,200	585,614
FANUC Corp.	5,500	1,199,336
FUJIFILM Holdings Corp.	9,700	799,524
Hankyu Hanshin Holdings, Inc.	12,700	380,371
Hisamitsu Pharmaceutical Co., Inc.	5,500	220,470
Hitachi Metals, Ltd.†	21,800	421,079
Hitachi, Ltd.	25,000	1,382,766
Hoya Corp.	10,400	1,680,789
Idemitsu Kosan Co., Ltd.	9,000	215,807
Inpex Corp.	66,600	458,872
Isuzu Motors, Ltd.	18,800	237,873
Ito En, Ltd.	5,500	347,953
ITOCHU Corp.	11,900	358,141
Japan Airlines Co., Ltd.†	10,900	231,940
JFE Holdings, Inc.	43,000	697,678
Kajima Corp.	21,800	281,974
Kao Corp.	16,700	1,008,846
KDDI Corp.	49,800	1,525,483
Keio Corp.	2,000	107,622
Keyence Corp.	4,500	2,704,949
Kintetsu Group Holdings Co., Ltd.†	7,500	256,329
Kobayashi Pharmaceutical Co., Ltd.	400	31,305
Komatsu, Ltd.	28,300	684,895
Kose Corp.	1,300	157,160
Kubota Corp.	31,100	642,975
Kyocera Corp.	6,000	373,367
Kyowa Kirin Co., Ltd.	15,600	509,767
Lasertec Corp.†	800	175,031
Lawson, Inc.	2,600	125,256
Lion Corp.	4,100	69,802
LIXIL Corp.	3,000	87,397
M3, Inc.	7,400	497,818
Marubeni Corp.	72,000	573,042
Mazda Motor Corp.†	42,200	366,323
MEIJI Holdings Co., Ltd.	7,900	485,425
Mitsubishi Chemical Holdings Corp.	57,700	506,537
Mitsubishi Corp.	46,500	1,399,459
Mitsubishi Electric Corp.	55,600	760,858
Mitsubishi Estate Co., Ltd.	36,400	569,417
Mitsui & Co., Ltd.	44,800	989,131
Mitsui Fudosan Co., Ltd.	33,400	766,274
MS&AD Insurance Group Holdings, Inc.	12,700	410,385
Murata Manufacturing Co., Ltd.	14,200	1,177,019
Nexon Co., Ltd.	8,100	147,989
NH Foods, Ltd.	2,400	93,042
Nidec Corp.	11,700	1,342,126
Nintendo Co., Ltd.	2,800	1,346,362
Nippon Express Co., Ltd.	2,400	163,396
Nippon Paint Holdings Co., Ltd.	11,600	144,348
Nippon Shinyaku Co., Ltd.	1,500	121,756
Nippon Steel Corp.	43,400	886,817
Nippon Telegraph & Telephone Corp.	48,400	1,291,664
Nisshin Seifun Group, Inc.	15,900	260,724
Nissin Foods Holdings Co., Ltd.	2,000	155,615
Nitori Holdings Co., Ltd.	2,000	374,131
Nomura Holdings, Inc.	61,300	297,320
NTT Data Corp.	12,000	216,080
Obayashi Corp.	15,900	130,940
Odakyu Electric Railway Co., Ltd.	5,500	128,182
Ono Pharmaceutical Co., Ltd.	28,700	689,750
Oriental Land Co., Ltd.	5,200	787,456
ORIX Corp.	42,800	798,111
Osaka Gas Co., Ltd.	27,200	510,054
Otsuka Holdings Co., Ltd.	22,500	957,347
Pan Pacific International Holdings Corp.	3,700	70,526
Panasonic Corp.	58,300	695,265
Pigeon Corp.	5,600	162,123
Rakuten Group, Inc.	26,200	274,348
Recruit Holdings Co., Ltd.	29,300	1,731,128
Renesas Electronics Corp.†	12,600	136,176
Resona Holdings, Inc.	94,900	367,213
Ryohin Keikaku Co., Ltd.	4,800	102,881
Santen Pharmaceutical Co., Ltd.	26,700	398,018
Secom Co., Ltd.	5,400	409,608
Sekisui House, Ltd.	10,600	211,297
SG Holdings Co., Ltd.	4,500	122,383
Shimano, Inc.	1,500	440,394
Shin-Etsu Chemical Co., Ltd.	10,700	1,770,609
Shionogi & Co., Ltd.	13,800	872,041
Shiseido Co., Ltd.	12,400	822,008
Shizuoka Bank, Ltd.	4,400	34,475
SMC Corp.	1,500	961,369
SoftBank Corp.	67,600	905,409
SoftBank Group Corp.	29,900	1,679,879
Sony Group Corp.	28,400	2,932,546
Subaru Corp.	27,000	499,800
Sumitomo Chemical Co., Ltd.	43,400	220,126
Sumitomo Corp.	61,500	868,988
Sumitomo Dainippon Pharma Co., Ltd.	12,900	231,230
Sumitomo Electric Industries, Ltd.	41,700	557,377
Sumitomo Metal Mining Co., Ltd.	18,700	717,982

Sumitomo Mitsui Financial Group, Inc.	57,700	1,993,525
Sumitomo Realty & Development Co., Ltd.	10,700	345,466
Suntory Beverage & Food, Ltd.	16,600	664,664
Sysmex Corp.	4,500	512,112
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	332,627
Terumo Corp.	18,500	773,026
Tobu Railway Co., Ltd.	3,900	101,776
Toho Gas Co., Ltd.	600	27,978
Tohoku Electric Power Co., Inc.	17,300	132,406
Tokio Marine Holdings, Inc.	18,200	889,528
Tokyo Electron, Ltd.	3,000	1,288,188
Tokyo Gas Co., Ltd.	24,100	463,533
Tokyu Corp.	31,300	431,028
Toppan Printing Co., Ltd.	7,800	134,000
Toray Industries, Inc.	40,700	274,429
TOTO, Ltd.	800	43,558
Toyo Suisan Kaisha, Ltd.	2,100	86,947
Toyota Industries Corp.	8,600	726,210
Toyota Motor Corp.	57,400	5,004,598
Toyota Tsusho Corp.	5,000	221,106
Unicharm Corp.	17,100	762,245
Welcia Holdings Co., Ltd.	1,400	49,439
West Japan Railway Co.	7,300	399,189
Yakult Honsha Co., Ltd.	6,100	351,534
Z Holdings Corp.	72,600	473,155

		85,792,103

Jersey - 0.6%

Ferguson PLC	8,169	1,179,832
WPP PLC	73,697	996,607

		2,176,439

Luxembourg - 0.4%

Aroundtown SA	42,482	325,342
Eurofins Scientific SE	2,284	323,836
Tenaris SA	86,430	871,118

		1,520,296

Netherlands - 5.8%

ABN AMRO Bank NV CVA†*	39,130	546,209
Adyen NV†*	463	1,494,917
Akzo Nobel NV	7,213	889,149
Argenx SE†	1,326	447,470
ASM International NV	589	228,529
ASML Holding NV(XAMS)	9,680	8,052,199
CNH Industrial NV	42,088	695,736
EXOR NV	7,779	648,465
Ferrari NV	4,589	995,372
ING Groep NV	123,160	1,701,428
JDE Peet’s NV	8,986	308,758
Just Eat Takeaway.com NV (Euronext)†*	1,952	176,826
Koninklijke DSM NV	5,797	1,233,777
Koninklijke KPN NV	151,346	484,997
Koninklijke Vopak NV	5,917	256,195
NN Group NV	13,713	711,946
Prosus NV	15,033	1,329,492
QIAGEN NV†	7,562	418,494
STMicroelectronics NV	14,942	665,397
Wolters Kluwer NV	10,012	1,151,667

		22,437,023

New Zealand - 0.4%

a2 Milk Co., Ltd.†	27,794	118,098
Auckland International Airport, Ltd.†	61,749	313,717
Fisher & Paykel Healthcare Corp., Ltd.	12,722	296,727
Mercury NZ, Ltd.	30,468	142,771
Meridian Energy, Ltd.	64,606	239,004
Ryman Healthcare, Ltd.	20,169	220,003
Spark New Zealand, Ltd.	25,402	87,260
Xero, Ltd.†	2,001	222,239

		1,639,819

Norway - 0.7%

Equinor ASA	57,145	1,214,247
Mowi ASA	18,515	495,976
Orkla ASA	39,049	348,889
Telenor ASA	18,680	327,331
Yara International ASA	2,265	113,742

		2,500,185

Papua New Guinea - 0.1%

Oil Search, Ltd.	171,553	469,368

Portugal - 0.5%

Banco Espirito Santo SA†(1)	126,030	0
EDP - Energias de Portugal SA	203,774	1,119,300
Galp Energia SGPS SA	60,533	619,969
Jeronimo Martins SGPS SA	15,463	327,730

		2,066,999

Singapore - 0.9%

DBS Group Holdings, Ltd.	51,100	1,139,103
Keppel Corp., Ltd.	54,000	208,859
Oversea-Chinese Banking Corp., Ltd.	105,400	896,071
Singapore Airlines, Ltd.†	32,400	121,941
Singapore Telecommunications, Ltd.	286,800	494,906
United Overseas Bank, Ltd.	23,000	437,606

		3,298,486

Spain - 2.1%

Aena SME SA†*	5,508	879,283
Amadeus IT Group SA†	16,096	982,957
CaixaBank SA	249,129	774,227
Cellnex Telecom SA*	10,822	741,129
Enagas SA	28,637	651,411
Ferrovial SA	29,209	845,659
Grifols SA	14,421	352,301
Red Electrica Corp. SA	32,624	650,616
Repsol SA	108,055	1,238,222
Telefonica SA	221,619	1,094,201

		8,210,006

SupraNational - 0.1%

Unibail-Rodamco-Westfield† (Euronext Amsterdam)	4,823	422,551

Sweden - 3.1%

Assa Abloy AB, Class B	25,431	812,783
Boliden AB	25,834	900,805
Epiroc AB, Class B	21,039	399,718
EQT AB	2,981	151,892
Essity AB, Class B	32,404	1,039,397
Hennes & Mauritz AB, Class B†	26,557	532,282
Hexagon AB, Class B	37,268	645,646
ICA Gruppen AB	1,334	66,364
Industrivarden AB, Class C	2,897	100,982
Investor AB, Class B	96,330	2,304,030
Sandvik AB	35,081	894,358
Skandinaviska Enskilda Banken AB, Class A	73,479	986,878
Svenska Handelsbanken AB, Class A	76,802	863,833
Telefonaktiebolaget LM Ericsson, Class B	85,577	1,014,494
Volvo AB, Class B	56,354	1,274,348

		11,987,810

Switzerland - 8.3%

ABB, Ltd.	68,987	2,555,325
Adecco Group AG	6,390	355,733
Alcon, Inc.	18,897	1,556,745
Baloise Holding AG	3,074	490,430
Clariant AG	9,453	199,021
Coca-Cola HBC AG	23,738	858,005
EMS-Chemie Holding AG	527	571,168
Geberit AG	1,682	1,405,478
Givaudan SA	392	1,966,956
Julius Baer Group, Ltd.	13,110	896,190
Kuehne & Nagel International AG	2,781	1,017,650
Logitech International SA	4,027	411,781
Lonza Group AG	2,782	2,354,409
Partners Group Holding AG	1,054	1,869,174
Schindler Holding AG	208	64,870
Schindler Holding AG (Participation Certificate)	3,233	1,044,304
SGS SA	297	933,405
Sika AG	5,507	1,985,106
Sonova Holding AG	2,258	870,406
Straumann Holding AG	438	846,585
Swatch Group AG	3,862	1,088,909
Swiss Life Holding AG	2,493	1,300,199
Swiss Prime Site AG	3,176	339,710
Swiss Re AG	16,111	1,482,406
Swisscom AG	2,494	1,463,582
Temenos AG	2,364	375,349
Vifor Pharma AG	4,519	643,492
Zurich Insurance Group AG	7,269	3,190,978

		32,137,366

United Kingdom - 11.9%

3i Group PLC	53,376	981,511
Admiral Group PLC	6,009	298,322
Antofagasta PLC	35,889	718,419
Ashtead Group PLC	16,466	1,288,118
Auto Trader Group PLC*	43,124	372,928
AVEVA Group PLC	3,754	213,467
Aviva PLC	216,098	1,200,591
Barratt Developments PLC	40,740	413,924
Berkeley Group Holdings PLC	5,208	345,624
British Land Co. PLC	68,607	500,108
BT Group PLC†	351,250	819,992
Bunzl PLC	12,952	469,394
Burberry Group PLC	30,068	768,699
Coca-Cola Europacific Partners PLC	13,835	798,833
Compass Group PLC†	65,477	1,350,766
Croda International PLC	5,840	734,504
Direct Line Insurance Group PLC	60,310	256,214
Evraz PLC	82,142	666,756
Halma PLC	19,227	793,820
Hargreaves Lansdown PLC	16,693	346,206
Hikma Pharmaceuticals PLC	12,805	446,814
HSBC Holdings PLC	496,814	2,637,919
Informa PLC†	86,273	629,832
InterContinental Hotels Group PLC†	9,815	625,184
Intertek Group PLC	10,290	745,558
J Sainsbury PLC	145,700	608,960
JD Sports Fashion PLC	11,413	158,402
Johnson Matthey PLC	12,186	492,398
Kingfisher PLC	92,209	444,088
Land Securities Group PLC	60,048	585,329
Legal & General Group PLC	274,430	1,019,465
London Stock Exchange Group PLC	11,172	1,222,028
M&G PLC	76,708	217,252
Mondi PLC	27,379	754,722
National Grid PLC	169,869	2,198,354
Natwest Group PLC	168,701	494,261
Next PLC	7,684	835,640
Ocado Group PLC†	13,059	361,417
Pearson PLC	30,291	319,671
Persimmon PLC	13,547	547,578
Prudential PLC	71,564	1,490,605
Reckitt Benckiser Group PLC	20,345	1,549,332
RELX PLC	76,313	2,289,331
Rentokil Initial PLC	80,615	643,278
Sage Group PLC	62,072	633,391
Schroders PLC	13,917	723,257
Segro PLC	56,163	991,450
Smith & Nephew PLC	50,366	965,978
Smiths Group PLC	34,898	692,105
Spirax-Sarco Engineering PLC	3,464	767,236
SSE PLC	60,809	1,364,823
St James’s Place PLC	34,333	759,964
Taylor Wimpey PLC	138,765	348,939
United Utilities Group PLC	85,605	1,244,614
Vodafone Group PLC	908,742	1,523,749
Whitbread PLC†	9,939	438,361
WM Morrison Supermarkets PLC	177,909	709,335

		45,818,816

Total Long-Term Investment Securities
(cost $262,353,200)		359,322,609

SHORT-TERM INVESTMENT SECURITIES - 0.7%
U.S. Government Treasuries - 0.7%

United States Treasury Bills 0.04% due 05/19/2022(2)	$500,000	499,801
0.05% due 04/21/2022(2)	700,000	699,786
0.06% due 04/21/2022(2)	800,000	799,755
0.08% due 02/24/2022(2)	700,000	699,812

Total Short-Term Investment Securities
(cost $2,699,058)		2,699,154

REPURCHASE AGREEMENTS - 5.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $22,209,000 and collateralized by $22,558,100 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $22,653,273 (cost $22,209,000)	22,209,000	22,209,000

TOTAL INVESTMENTS
(cost $287,261,258)	99.5%	384,230,763
Other assets less liabilities	0.5	1,952,091

NET ASSETS	100.0%	$386,182,854

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2021, the Fund had loaned securities with a total value of $105,375. This was secured by collateral of $108,852 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/23/2021 to 01/13/2022	$11,417
United States Treasury Notes/Bonds	0.13% to 8.00%	10/31/2021 to 05/15/2051	97,435

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $8,984,215 representing 2.3% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen (Dutch Cet.)

XAMS - Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
226	Long	MSCI EAFE Index	September 2021	$26,743,825	$26,571,950	$(171,875)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Repurchase Agreements	5.8%
Medical-Drugs	5.3
Banks-Commercial	3.7
Insurance-Life/Health	3.5
Telephone-Integrated	2.7
Semiconductor Equipment	2.6
Diversified Banking Institutions	2.5
Cosmetics & Toiletries	2.5
Insurance-Multi-line	2.2
Auto-Cars/Light Trucks	2.2
Chemicals-Specialty	1.9
Real Estate Investment Trusts	1.7
Power Converter/Supply Equipment	1.4
Enterprise Software/Service	1.4
Building & Construction Products-Misc.	1.4
Medical Products	1.3
Commercial Services	1.3
Industrial Automated/Robotic	1.3
Finance-Other Services	1.2
Electronic Components-Misc.	1.2
Real Estate Operations & Development	1.2
Import/Export	1.2
Transport-Rail	1.1
Food-Retail	1.1
Medical-Biomedical/Gene	1.0
Investment Companies	1.0
Chemicals-Diversified	1.0
Steel-Producers	1.0
Apparel Manufacturers	1.0
Audio/Video Products	1.0
Oil Companies-Integrated	0.9
Insurance-Reinsurance	0.9
Private Equity	0.9
Machinery-Electrical	0.9
Investment Management/Advisor Services	0.8
Soap & Cleaning Preparation	0.8
Transport-Services	0.7
Cellular Telecom	0.7
Food-Misc./Diversified	0.7
Electric-Generation	0.7
Industrial Gases	0.7
Real Estate Management/Services	0.7
Medical Labs & Testing Services	0.7
U.S. Government Treasuries	0.7
Beverages-Non-alcoholic	0.7
Oil Refining & Marketing	0.7
Electric-Integrated	0.7
Water	0.7
Computer Services	0.7
Commercial Services-Finance	0.6
Auto/Truck Parts & Equipment-Original	0.6
Food-Dairy Products	0.6
Machinery-General Industrial	0.6
Optical Supplies	0.6
Electric-Distribution	0.6
Paper & Related Products	0.6
Insurance-Property/Casualty	0.6
Human Resources	0.6
Retail-Apparel/Shoe	0.5
Oil Companies-Exploration & Production	0.5
Rubber-Tires	0.5
Gas-Distribution	0.5
Airport Development/Maintenance	0.5
Building & Construction-Misc.	0.5
Electronic Components-Semiconductors	0.5
Machinery-Construction & Mining	0.5
Networking Products	0.5
Distribution/Wholesale	0.5
Building-Residential/Commercial	0.5
Building-Heavy Construction	0.5
Electric-Transmission	0.5
Multimedia	0.5
Internet Content-Information/News	0.4
Building Products-Cement	0.4
Food-Catering	0.4
Medical Instruments	0.4
Building Products-Air & Heating	0.4
Retail-Jewelry	0.4
Electronic Measurement Instruments	0.4
Auto-Heavy Duty Trucks	0.4
Computer Aided Design	0.4
Hotels/Motels	0.4
Office Automation & Equipment	0.4
Gold Mining	0.4
Toys	0.4
Machinery-Farming	0.4
Diversified Operations	0.4
Rental Auto/Equipment	0.3
Public Thoroughfares	0.3
Publishing-Periodicals	0.3
Gas-Transportation	0.3
MRI/Medical Diagnostic Imaging	0.3
Energy-Alternate Sources	0.3
Advertising Agencies	0.3
Coatings/Paint	0.2
Electric Products-Misc.	0.2
Metal-Diversified	0.2
Metal-Iron	0.2
Steel Pipe & Tube	0.2
Advertising Services	0.2
Telecom Services	0.2
Retail-Building Products	0.2
Electronic Security Devices	0.2
Finance-Leasing Companies	0.2
Resorts/Theme Parks	0.2
Pipelines	0.2
Retail-Discount	0.2
Metal-Copper	0.2
Diversified Minerals	0.2
Applications Software	0.2
Diversified Manufacturing Operations	0.2
Machine Tools & Related Products	0.2
Athletic Footwear	0.2
Building-Maintenance & Services	0.2
Airlines	0.2
Web Portals/ISP	0.1
Diagnostic Kits	0.1
Fisheries	0.1
Chemicals-Plastics	0.1
Diversified Operations/Commercial Services	0.1
Diagnostic Equipment	0.1
Medical-Hospitals	0.1
Computer Data Security	0.1
Bicycle Manufacturing	0.1
Steel-Specialty	0.1
Computers-Periphery Equipment	0.1
Security Services	0.1
Finance-Investment Banker/Broker	0.1
Consulting Services	0.1
E-Commerce/Services	0.1
Miscellaneous Manufacturing	0.1
Food-Meat Products	0.1
Coffee	0.1
Telecommunication Equipment	0.1
Medical-Nursing Homes	0.1

Respiratory Products	0.1
E-Commerce/Products	0.1
Food-Flour & Grain	0.1
Wire & Cable Products	0.1
Medical-Wholesale Drug Distribution	0.1
Internet Connectivity Services	0.1
Internet Application Software	0.1
Agricultural Chemicals	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$21,369,402	$—	$0	$21,369,402
Portugal	2,066,999	—	0	2,066,999
Other Countries	335,886,208	—	—	335,886,208
Short-Term Investment Securities	—	2,699,154	—	2,699,154
Repurchase Agreements	—	22,209,000	—	22,209,000

Total Investments at Value	$359,322,609	$24,908,154	$0	$384,230,763

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$171,875	$—	$—	$171,875

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 96.6%
Australia - 2.3%

Qantas Airways, Ltd.†	4,344,254	$16,176,213

Brazil - 0.9%

CPFL Energia SA	1,134,000	6,368,717

British Virgin Islands - 2.2%

Nomad Foods, Ltd.†	588,933	15,541,942

Canada - 1.7%

Home Capital Group, Inc.†	180,300	5,652,015
Lundin Mining Corp.	812,650	6,569,992

		12,222,007

Cayman Islands - 8.7%

Alibaba Group Holding, Ltd.†	540,488	11,501,297
China Resources Land, Ltd.	2,130,000	7,928,498
Sands China, Ltd.†	3,476,800	11,153,548
Topsports International Holdings, Ltd.*	11,779,000	15,569,129
Xinyi Glass Holdings, Ltd.	3,700,000	15,556,513

		61,708,985

China - 5.6%

LONGi Green Energy Technology Co., Ltd., Class A	634,260	8,779,072
Midea Group Co., Ltd., Class A	1,369,512	13,984,991
Oppein Home Group, Inc., Class A	279,520	6,681,805
Shanghai Pharmaceuticals Holding Co., Ltd.	5,146,100	10,216,174

		39,662,042

Denmark - 2.0%

Danske Bank A/S	859,783	14,449,848

France - 4.6%

Cie de Saint-Gobain	259,021	18,775,466
Faurecia SE	16,940	814,078
Sanofi	122,317	12,654,593

		32,244,137

Germany - 3.0%

METRO AG	296,336	3,946,859
Rheinmetall AG	84,014	8,217,693
Siemens AG	50,873	8,460,022
Siemens Energy AG†	25,437	738,254

		21,362,828

India - 3.1%

Tech Mahindra, Ltd.	1,100,398	21,857,236

Ireland - 1.3%

Greencore Group PLC†	4,758,147	9,289,269

Israel - 1.0%

Check Point Software Technologies, Ltd.†	56,643	7,116,060

Italy - 0.6%

Prysmian SpA	113,798	4,282,278

Japan - 11.4%

Daiwa Securities Group, Inc.	1,707,700	9,662,712
Hitachi, Ltd.	366,400	20,265,818
Mitsubishi UFJ Financial Group, Inc.	3,394,900	18,342,304
ORIX Corp.	1,060,900	19,783,087
Takeda Pharmaceutical Co., Ltd.	374,200	12,513,583

		80,567,504

Jersey - 1.4%

Man Group PLC	3,233,734	9,629,819

Luxembourg - 4.0%

ArcelorMittal SA	280,740	9,412,485
Samsonite International SA†*	8,895,300	18,619,918

		28,032,403

Netherlands - 7.5%

Koninklijke Philips NV	255,222	11,764,840
NN Group NV	371,912	19,308,778
OCI NV†#	425,888	10,389,242
Stellantis NV	596,832	11,932,144

		53,395,004

Norway - 2.6%

DNB Bank ASA	881,089	18,606,313

South Korea - 7.2%

Coway Co, Ltd.	241,730	16,303,666
Hana Financial Group, Inc.	280,730	10,907,660
Samsung Electronics Co., Ltd.	214,862	14,213,563
SK Telecom Co., Ltd.	35,822	9,206,914

		50,631,803

Switzerland - 2.9%

Holcim, Ltd.	362,556	20,666,583

Thailand - 2.7%

Siam Commercial Bank PCL	5,718,900	18,895,923

United Kingdom - 13.2%

ConvaTec Group PLC*	3,211,121	9,950,982
Fresnillo PLC	200,705	2,356,522
Informa PLC†	1,393,028	10,169,737
Kingfisher PLC	4,188,717	20,173,280
Melrose Industries PLC	3,868,772	8,922,061
Natwest Group PLC	6,091,420	17,846,677
Sensata Technologies Holding PLC†	136,462	8,075,821
Smiths Group PLC#	815,313	16,169,461

		93,664,541

United States - 6.7%

Advance Auto Parts, Inc.	38,881	7,887,011
Baker Hughes Co.	801,516	18,258,534
Berry Global Group, Inc.†	168,827	11,340,110
Gentex Corp.	316,368	9,744,134

		47,229,789

Total Common Stocks
(cost $575,443,172)		683,601,244

EXCHANGE-TRADED FUNDS - 1.5%

iShares MSCI ACWI ETF†#
(cost $10,196,713) .	180,996	10,385,550

Total Long-Term Investment Securities
(cost $585,639,885)		693,986,794

SHORT-TERM INVESTMENT SECURITIES - 2.6%
Registered Investment Companies - 2.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	15,394,491	15,394,491
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2)	3,096,850	3,096,850

Total Short-Term Investment Securities
(cost $18,491,341)		18,491,341

TOTAL INVESTMENTS
(cost $604,131,226)	100.7%	712,478,135
Liabilities in excess of other assets	(0.7)	(4,665,513)

NET ASSETS	100.0%	$707,812,622

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $44,140,029 representing 6.2% of net assets.

(1)	The rate shown is the 7-day yield as of August 31, 2021.
(2)

At August 31, 2021, the Fund had loaned securities with a total value of $3,589,514. This was secured by collateral of $3,096,850, which was received in cash and subsequently invested in short-term investments currently valued at $3,096,850 as reported in the Portfolio of Investments. Additional collateral of $568,939 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Notes/Bonds	0.13% to 3.00%	09/30/2021 to 08/15/2049	$568,939

ETF	- Exchange-Traded Funds

Industry Allocation*

Banks-Commercial	7.3%
Diversified Banking Institutions	5.1
Appliances	4.3
Medical-Drugs	3.6
Food-Misc./Diversified	3.5
Diversified Manufacturing Operations	3.5
Communications Software	3.1
Medical Products	3.0
Machinery-Electrical	2.9
Building Products-Cement	2.9
Retail-Building Products	2.9
Finance-Leasing Companies	2.8
Insurance-Life/Health	2.7
Building & Construction Products-Misc.	2.7
Apparel Manufacturers	2.7
Registered Investment Companies	2.6
Oil-Field Services	2.6
Airlines	2.3
Retail-Apparel/Shoe	2.2
Building Products-Doors & Windows	2.2
Electronic Components-Semiconductors	2.0
Auto-Cars/Light Trucks	1.7
E-Commerce/Products	1.6
Containers-Paper/Plastic	1.6
Casino Hotels	1.6
Diversified Financial Services	1.6
Auto/Truck Parts & Equipment-Original	1.5
Agricultural Chemicals	1.5
Exchange-Traded Funds	1.5
Retail-Drug Store	1.4
Multimedia	1.4
Finance-Investment Banker/Broker	1.4
Investment Management/Advisor Services	1.4
Steel-Producers	1.3
Cellular Telecom	1.3
Investment Companies	1.3
Energy-Alternate Sources	1.2
Aerospace/Defense	1.2
Electronic Components-Misc.	1.1
Real Estate Operations & Development	1.1
Retail-Auto Parts	1.1
Computer Data Security	1.0
Home Furnishings	1.0
Diversified Minerals	0.9
Electric-Integrated	0.9
Banks-Mortgage	0.8
Wire & Cable Products	0.6
Food-Retail	0.5
Silver Mining	0.3

100.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$683,601,244	$—	$—	$683,601,244
Exchange-Traded Funds	10,385,550	—	—	10,385,550
Short-Term Investment Securities	18,491,341	—	—	18,491,341

Total Investments at Value	$712,478,135	$—	$—	$712,478,135

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.6%
Applications Software - 11.3%

Microsoft Corp.	269,794	$81,445,413

Athletic Footwear - 3.3%

adidas AG	25,518	9,052,676
NIKE, Inc., Class B	89,685	14,774,707

		23,827,383

Beverages-Non-alcoholic - 1.7%

PepsiCo, Inc.	77,605	12,136,646

Cable/Satellite TV - 1.3%

Charter Communications, Inc., Class A†	11,450	9,350,757

Coatings/Paint - 1.5%

Sherwin-Williams Co.	34,594	10,505,160

Commercial Services-Finance - 2.3%

Equifax, Inc.	31,703	8,631,459
Moody’s Corp.	20,586	7,838,531

		16,469,990

Computer Services - 4.8%

Accenture PLC, Class A	86,585	29,141,048
Cognizant Technology Solutions Corp., Class A	65,718	5,014,940

		34,155,988

Computers - 4.8%

Apple, Inc.	228,161	34,641,685

Consulting Services - 1.0%

Verisk Analytics, Inc.	36,336	7,331,151

Cosmetics & Toiletries - 3.8%

Colgate-Palmolive Co.	212,683	16,578,640
Estee Lauder Cos., Inc., Class A	30,842	10,501,392

		27,080,032

Data Processing/Management - 3.7%

Fidelity National Information Services, Inc.	77,844	9,946,128
Fiserv, Inc.†	141,136	16,624,409

		26,570,537

Diagnostic Equipment - 3.5%

Danaher Corp.	37,943	12,299,603
Thermo Fisher Scientific, Inc.	23,379	12,974,176

		25,273,779

Drug Delivery Systems - 1.6%

Becton Dickinson & Co.	46,275	11,647,418

E-Commerce/Products - 1.4%

Alibaba Group Holding, Ltd.†	479,352	10,200,356

Electric-Integrated - 0.6%

Xcel Energy, Inc.	63,863	4,390,581

Electronic Components-Semiconductors - 1.1%

Texas Instruments, Inc.	40,831	7,795,046

Electronic Connectors - 3.7%

Amphenol Corp., Class A	203,431	15,588,918
TE Connectivity, Ltd.	73,168	10,991,297

		26,580,215

Electronic Measurement Instruments - 2.1%

Agilent Technologies, Inc.	36,073	6,329,729
Fortive Corp.	114,015	8,422,288

		14,752,017

Entertainment Software - 2.0%

Electronic Arts, Inc.	98,242	14,265,721

Finance-Credit Card - 3.8%

Mastercard, Inc., Class A	22,497	7,789,137
Visa, Inc., Class A	83,992	19,242,567

		27,031,704

Finance-Investment Banker/Broker - 1.9%

Charles Schwab Corp.	192,016	13,988,366

Insurance Brokers - 4.5%

Aon PLC, Class A	72,392	20,766,369
Marsh & McLennan Cos., Inc.	72,613	11,414,764

		32,181,133

Internet Content-Information/News - 1.0%

Tencent Holdings, Ltd.	111,200	6,880,075

Machinery-General Industrial - 1.3%

Otis Worldwide Corp.	100,958	9,310,347

Medical Instruments - 3.3%

Boston Scientific Corp.†	378,800	17,102,820
Medtronic PLC	52,025	6,944,297

		24,047,117

Medical Labs & Testing Services - 1.2%

ICON PLC†	35,099	8,977,271

Medical Products - 3.8%

Abbott Laboratories	50,447	6,374,987
STERIS PLC	35,671	7,669,622
Stryker Corp.	48,331	13,392,520

		27,437,129

Medical-Drugs - 0.4%

Roche Holding AG	6,622	2,659,285

Pharmacy Services - 0.8%

Cigna Corp.	26,073	5,518,350

Private Equity - 0.7%

Blackstone, Inc.	40,137	5,046,425

Real Estate Investment Trusts - 2.1%

American Tower Corp.	51,134	14,939,821

Retail-Apparel/Shoe - 1.3%

Ross Stores, Inc.	81,078	9,599,635

Retail-Discount - 1.7%

Dollarama, Inc.	260,836	11,893,865

Retail-Major Department Stores - 1.0%

TJX Cos., Inc.	102,873	7,480,925

Retail-Restaurants - 1.3%

Starbucks Corp.	80,466	9,453,950

Semiconductor Components-Integrated Circuits - 1.8%

Analog Devices, Inc.	44,841	7,306,841
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	45,488	5,413,527

		12,720,368

Soap & Cleaning Preparation - 1.2%

Church & Dwight Co., Inc.	104,773	8,765,309

Textile-Apparel - 0.8%

LVMH Moet Hennessy Louis Vuitton SE	7,686	5,688,365

Transport-Rail - 1.2%

Union Pacific Corp.	40,616	8,807,173

Web Portals/ISP - 9.0%

Alphabet, Inc., Class A†	22,266	64,436,691

TOTAL INVESTMENTS
(cost $401,565,035)	99.6%	715,283,179
Other assets less liabilities	0.4	2,836,170

NET ASSETS	100.0%	$718,119,349

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$715,283,179	$—	$—	$715,283,179

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Aerospace/Defense-Equipment - 0.2%

Hexcel Corp.†	130,171	$7,381,997

Airlines - 0.2%

JetBlue Airways Corp.†	492,007	7,444,066

Apparel Manufacturers - 1.2%

Capri Holdings, Ltd.†	235,140	13,287,761
Carter’s, Inc.	68,303	6,992,861
Columbia Sportswear Co.	47,500	4,845,475
Deckers Outdoor Corp.†	43,217	18,084,154
Urban Outfitters, Inc.†	106,829	3,527,494

		46,737,745

Applications Software - 0.7%

CDK Global, Inc.	189,218	7,871,469
Cerence, Inc.†#	58,768	6,372,802
Concentrix Corp.†	64,706	11,219,373

		25,463,644

Athletic Equipment - 0.3%

YETI Holdings, Inc.†	116,581	11,581,157

Auto/Truck Parts & Equipment-Original - 1.4%

Adient PLC†	146,386	5,758,825
Dana, Inc.	225,531	5,245,851
Fox Factory Holding Corp.†	65,206	10,020,206
Gentex Corp.	375,313	11,559,640
Lear Corp.	85,034	13,600,338
Visteon Corp.†	43,448	4,591,585

		50,776,445

Banks-Commercial - 6.4%

Associated Banc-Corp	237,441	4,896,033
BancorpSouth Bank	149,926	4,397,330
Bank of Hawaii Corp.	62,766	5,260,419
Bank OZK	187,837	7,969,924
Cathay General Bancorp	116,368	4,629,119
CIT Group, Inc.	153,934	8,531,022
Commerce Bancshares, Inc.	163,669	11,574,672
Cullen/Frost Bankers, Inc.	87,878	10,037,425
East West Bancorp, Inc.	220,434	16,166,630
First Financial Bankshares, Inc.	221,091	10,528,353
First Horizon Corp.	858,308	14,067,668
FNB Corp.	496,277	5,796,515
Fulton Financial Corp.	252,666	4,004,756
Glacier Bancorp, Inc.	148,402	7,903,891
Hancock Whitney Corp.	134,875	6,198,855
Home BancShares, Inc.	235,649	5,219,625
International Bancshares Corp.	86,638	3,628,399
PacWest Bancorp	181,670	7,730,059
Pinnacle Financial Partners, Inc.	118,240	11,459,821
Prosperity Bancshares, Inc.	144,414	10,091,650
Signature Bank	89,541	23,220,668
Synovus Financial Corp.	230,902	9,951,876
Texas Capital Bancshares, Inc.†	78,596	5,343,742
UMB Financial Corp.	67,557	6,186,870
Umpqua Holdings Corp.	342,815	6,674,608
United Bankshares, Inc.	208,474	7,573,860
Valley National Bancorp	630,685	8,224,132
Webster Financial Corp.	140,499	7,098,010
Wintrust Financial Corp.	88,631	6,633,144

		240,999,076

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	90,298	3,552,323
EnerSys	66,554	5,629,803

		9,182,126

Brewery - 0.2%

Boston Beer Co., Inc., Class A†	14,451	8,240,105

Building & Construction Products-Misc. - 1.9%

Builders FirstSource, Inc.†	321,855	17,151,653
Louisiana-Pacific Corp.	158,886	10,079,728
Owens Corning	162,318	15,509,485
Simpson Manufacturing Co., Inc.	67,485	7,635,928
Trex Co., Inc.†	179,256	19,675,138

		70,051,932

Building & Construction-Misc. - 0.6%

EMCOR Group, Inc.	84,772	10,299,798
TopBuild Corp.†	51,372	11,239,680

		21,539,478

Building Products-Air & Heating - 0.5%

Lennox International, Inc.	53,417	17,904,310

Building Products-Cement - 0.5%

Eagle Materials, Inc.	65,852	10,328,228
MDU Resources Group, Inc.	312,627	10,057,210

		20,385,438

Building-Heavy Construction - 0.3%

Arcosa, Inc.	1	51
Dycom Industries, Inc.†	47,826	3,602,732
MasTec, Inc.†	87,756	8,024,409

		11,627,192

Building-Mobile Home/Manufactured Housing - 0.3%

Thor Industries, Inc.	86,031	9,758,496

Building-Residential/Commercial - 0.7%

KB Home	138,082	5,941,668
Taylor Morrison Home Corp.†	200,378	5,628,618
Toll Brothers, Inc.	174,454	11,175,523
Tri Pointe Homes, Inc.†	184,014	4,374,013

		27,119,822

Cable/Satellite TV - 0.5%

Cable One, Inc.	8,440	17,720,540

Casino Hotels - 0.2%

Boyd Gaming Corp.†	125,394	7,695,430

Casino Services - 0.2%

Scientific Games Corp.†	88,082	6,372,733

Chemicals-Diversified - 0.3%

Olin Corp.	222,643	11,096,527

Chemicals-Specialty - 1.3%

Ashland Global Holdings, Inc.	84,900	7,735,239
Cabot Corp.	88,001	4,699,253
Chemours Co.	257,203	8,618,872
Ingevity Corp.†	62,199	5,000,178
Minerals Technologies, Inc.	52,412	4,121,680
NewMarket Corp.	11,377	3,978,878
Sensient Technologies Corp.	65,696	5,705,698

Valvoline, Inc.	281,368	8,486,059

		48,345,857

Coatings/Paint - 0.4%

RPM International, Inc.	201,241	16,560,122

Commercial Services - 0.7%

GXO Logistics, Inc.†	157,960	12,919,548
John Wiley & Sons, Inc., Class A	67,655	3,930,755
LiveRamp Holdings, Inc.†	106,303	5,208,847
Progyny, Inc.†	57,773	3,227,778
WW International, Inc.†	74,537	1,613,726

		26,900,654

Commercial Services-Finance - 0.7%

H&R Block, Inc.	281,917	7,231,171
Sabre Corp.†#	496,400	5,574,572
WEX, Inc.†	69,521	12,761,970

		25,567,713

Computer Aided Design - 0.4%

Aspen Technology, Inc.†	105,685	13,686,208

Computer Data Security - 0.2%
Qualys, Inc.†	52,306	6,139,678

Computer Services - 1.3%

CACI International, Inc., Class A†	36,595	9,424,676
Genpact, Ltd.	270,687	14,043,242
KBR, Inc.	219,631	8,552,431
MAXIMUS, Inc.	95,519	8,318,750
Science Applications International Corp.	90,074	7,586,933

		47,926,032

Computer Software - 0.7%

Envestnet, Inc.†	84,565	6,754,207
J2 Global, Inc.†	65,937	9,079,525
Teradata Corp.†	170,302	9,313,816

		25,147,548

Computers-Integrated Systems - 0.3%

NCR Corp.†	203,399	8,640,390
NetScout Systems, Inc.†	114,601	3,142,359

		11,782,749

Computers-Other - 0.3%

Lumentum Holdings, Inc.†	117,937	10,218,062

Consulting Services - 0.3%

FTI Consulting, Inc.†	53,174	7,428,939
R1 RCM, Inc.†	214,769	4,235,245

		11,664,184

Consumer Products-Misc. - 0.2%

Helen of Troy, Ltd.†	37,992	9,087,306

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	41,216	2,609,797
Silgan Holdings, Inc.	121,796	5,167,804

		7,777,601

Containers-Paper/Plastic - 0.6%

AptarGroup, Inc.	102,111	13,764,563
Sonoco Products Co.	156,339	10,208,937

		23,973,500

Cosmetics & Toiletries - 0.1%

Coty, Inc., Class A†	440,454	4,303,236

Data Processing/Management - 0.7%

CommVault Systems, Inc.†	71,518	5,790,813
Fair Isaac Corp.†	44,715	20,557,274

		26,348,087

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	135,141	4,140,720

Diagnostic Equipment - 0.8%

Neogen Corp.†	166,884	7,306,182
Repligen Corp.†	79,341	22,451,916

		29,758,098

Diagnostic Kits - 0.2%

Quidel Corp.†	60,167	7,758,535

Disposable Medical Products - 0.2%

ICU Medical, Inc.†	30,663	6,112,669

Distribution/Wholesale - 1.1%

Avient Corp.	141,862	7,389,591
IAA, Inc.†	209,389	11,122,744
KAR Auction Services, Inc.†	193,860	3,278,172
Univar Solutions, Inc.†	263,513	6,221,542
Watsco, Inc.	51,142	14,238,956

		42,251,005

Diversified Manufacturing Operations - 0.9%

Carlisle Cos., Inc.	81,099	17,090,803
ITT, Inc.	133,787	12,799,402
Trinity Industries, Inc.	125,720	3,649,652

		33,539,857

E-Commerce/Services - 0.1%

TripAdvisor, Inc.†	152,350	5,332,250

Electric Products-Misc. - 0.3%

Littelfuse, Inc.	38,154	10,889,152

Electric-Integrated - 1.3%

ALLETE, Inc.	81,094	5,467,357
Black Hills Corp.	97,694	6,870,819
Hawaiian Electric Industries, Inc.	169,651	7,396,784
IDACORP, Inc.	78,493	8,269,238
NorthWestern Corp.	78,742	5,007,991
OGE Energy Corp.	311,041	11,013,962
PNM Resources, Inc.	133,374	6,602,013

		50,628,164

Electronic Components-Misc. - 1.2%

Hubbell, Inc.	84,399	17,395,478
Jabil, Inc.	208,089	12,855,738
nVent Electric PLC	260,546	8,952,360
Vishay Intertechnology, Inc.	206,213	4,530,500

		43,734,076

Electronic Components-Semiconductors - 1.6%

Amkor Technology, Inc.	166,947	4,586,034
Cree, Inc.†#	179,425	15,247,537

Lattice Semiconductor Corp.†	212,181	13,180,684
Semtech Corp.†	100,886	7,053,949
Silicon Laboratories, Inc.†#	69,533	10,959,791
Synaptics, Inc.†	54,699	10,380,776

		61,408,771

Electronic Measurement Instruments - 0.5%

National Instruments Corp.	204,498	8,552,107
Vontier Corp.	262,287	9,539,378

		18,091,485

Electronic Parts Distribution - 0.8%

Arrow Electronics, Inc.†	115,246	13,970,120
Avnet, Inc.	154,612	6,255,602
SYNNEX Corp.	64,456	8,190,424

		28,416,146

Electronics-Military - 0.1%

Mercury Systems, Inc.†	87,265	4,396,411

Energy-Alternate Sources - 1.2%

First Solar, Inc.†	132,155	12,422,570
SolarEdge Technologies, Inc.†	80,763	23,403,502
Sunrun, Inc.†#	250,333	11,077,235

		46,903,307

Engineering/R&D Services - 0.5%

AECOM†	227,473	14,913,130
Fluor Corp.†	195,463	3,256,413

		18,169,543

Enterprise Software/Service - 1.5%

ACI Worldwide, Inc.†	183,564	5,916,268
Blackbaud, Inc.†	75,857	5,286,474
Ceridian HCM Holding, Inc.†	204,066	22,926,815
Manhattan Associates, Inc.†	98,852	16,111,887
SailPoint Technologies Holding, Inc.†	143,459	6,722,489

		56,963,933

Environmental Consulting & Engineering - 0.3%

Tetra Tech, Inc.	84,156	12,104,999

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.	195,978	13,277,510

Finance-Consumer Loans - 0.5%

LendingTree, Inc.†	17,166	2,860,371
Navient Corp.	278,936	6,474,104
SLM Corp.	501,691	9,406,706

		18,741,181

Finance-Credit Card - 0.2%

Alliance Data Systems Corp.	77,264	7,580,371

Finance-Investment Banker/Broker - 0.8%

Evercore, Inc., Class A	63,630	8,885,293
Interactive Brokers Group, Inc., Class A	125,592	8,118,267
Jefferies Financial Group, Inc.	310,844	11,488,794

		28,492,354

Finance-Other Services - 0.3%

SEI Investments Co.	184,182	11,568,471

Financial Guarantee Insurance - 0.2%

MGIC Investment Corp.	527,246	8,051,046

Firearms & Ammunition - 0.5%

Axon Enterprise, Inc.†	100,509	18,279,572

Food-Baking - 0.2%

Flowers Foods, Inc.	305,951	7,382,598

Food-Catering - 0.1%

Healthcare Services Group, Inc.	116,099	3,037,150

Food-Confectionery - 0.0%

Tootsie Roll Industries, Inc.#	27,349	865,596

Food-Misc./Diversified - 0.9%

Hain Celestial Group, Inc.†	127,059	4,753,277
Ingredion, Inc.	104,070	9,143,590
Lancaster Colony Corp.	30,388	5,385,969
Post Holdings, Inc.†	91,950	10,290,125
TreeHouse Foods, Inc.†	87,359	3,273,342

		32,846,303

Food-Retail - 0.2%

Grocery Outlet Holding Corp.†	135,330	3,522,640
Sprouts Farmers Market, Inc.†	183,559	4,570,619

		8,093,259

Footwear & Related Apparel - 0.7%

Crocs, Inc.†	101,357	14,475,807
Skechers U.S.A., Inc., Class A†	208,484	10,513,848

		24,989,655

Funeral Services & Related Items - 0.4%

Service Corp. International	261,266	16,397,054

Garden Products - 0.3%

Scotts Miracle-Gro Co.	63,185	9,909,304

Gas-Distribution - 1.2%

National Fuel Gas Co.	141,670	7,339,923
New Jersey Resources Corp.	149,698	5,589,723
ONE Gas, Inc.	82,735	5,942,028
Southwest Gas Holdings, Inc.	90,125	6,336,689
Spire, Inc.	80,303	5,356,210
UGI Corp.	324,292	15,017,962

		45,582,535

Gold Mining - 0.3%

Royal Gold, Inc.	101,943	11,349,314

Golf - 0.1%

Callaway Golf Co.†	180,780	5,072,687

Hazardous Waste Disposal - 0.5%

Clean Harbors, Inc.†	78,003	8,004,668
Stericycle, Inc.†	142,583	9,923,777

		17,928,445

Health Care Cost Containment - 0.2%

HealthEquity, Inc.†	129,555	8,313,544

Home Furnishings - 0.5%

Herman Miller, Inc.	114,609	4,817,016
Tempur Sealy International, Inc.	284,611	12,722,112

		17,539,128

Hotels/Motels - 0.6%

Choice Hotels International, Inc.	44,893	5,358,428
Travel & Leisure Co.	133,915	7,333,185
Wyndham Hotels & Resorts, Inc.	145,128	10,550,806

		23,242,419

Human Resources - 1.1%

ASGN, Inc.†	82,665	9,274,186
Insperity, Inc.	55,889	6,166,792
ManpowerGroup, Inc.	84,725	10,287,310
Paylocity Holding Corp.†	58,410	15,723,972

		41,452,260

Industrial Automated/Robotic - 0.9%

Cognex Corp.	274,422	24,319,278
Colfax Corp.†	183,307	8,829,898

		33,149,176

Instruments-Controls - 0.3%

Woodward, Inc.	91,104	11,018,118

Insurance Brokers - 0.6%

Brown & Brown, Inc.	363,498	21,101,059

Insurance-Life/Health - 0.6%

Brighthouse Financial, Inc.†	133,311	6,526,906
CNO Financial Group, Inc.	204,436	5,000,505
Primerica, Inc.	61,281	9,372,316

		20,899,727

Insurance-Multi-line - 0.6%

American Financial Group, Inc.	107,109	14,774,615
Kemper Corp.	94,308	6,469,529

		21,244,144

Insurance-Property/Casualty - 1.8%

Alleghany Corp.†	21,640	14,643,572
First American Financial Corp.	170,521	12,026,846
Hanover Insurance Group, Inc.	55,779	7,882,130
Kinsale Capital Group, Inc.	33,320	6,059,242
Mercury General Corp.	41,298	2,465,904
Old Republic International Corp.	440,389	11,450,114
RLI Corp.	61,810	6,751,506
Selective Insurance Group, Inc.	93,269	7,794,490

		69,073,804

Insurance-Reinsurance - 0.9%

Essent Group, Ltd.	175,354	8,255,666
Reinsurance Group of America, Inc.	105,639	12,235,109
RenaissanceRe Holdings, Ltd.	77,130	12,088,585

		32,579,360

Internet Content-Information/News - 0.1%

Yelp, Inc.†	108,813	4,190,389

Internet Security - 0.2%

Mimecast, Ltd.†	92,149	6,432,922

Investment Management/Advisor Services - 1.0%

Affiliated Managers Group, Inc.	64,697	11,005,607
Federated Hermes, Inc.	145,369	4,917,833
Janus Henderson Group PLC	265,128	11,495,950
Stifel Financial Corp.	163,294	11,283,615

		38,703,005

Lasers-System/Components - 0.5%

Coherent, Inc.†	38,117	9,631,022
II-VI, Inc.†#	162,974	10,264,103

		19,895,125

Lighting Products & Systems - 0.6%

Acuity Brands, Inc.	55,480	10,237,724
Universal Display Corp.	66,657	13,903,984

		24,141,708

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	129,901	4,829,719
Lincoln Electric Holdings, Inc.	92,513	12,915,740

		17,745,459

Machinery-Construction & Mining - 0.5%

Oshkosh Corp.	106,620	12,216,520
Terex Corp.	108,459	5,536,832

		17,753,352

Machinery-Electrical - 0.2%

Regal Beloit Corp.	63,133	9,433,333

Machinery-Farming - 0.8%

AGCO Corp.	96,009	13,212,759
Toro Co.	166,360	18,289,618

		31,502,377

Machinery-General Industrial - 1.2%

Crane Co.	77,145	7,851,047
Middleby Corp.†	86,443	15,813,882
Nordson Corp.	83,972	20,035,719

		43,700,648

Machinery-Pumps - 1.0%

Curtiss-Wright Corp.	63,612	7,746,670
Flowserve Corp.	202,490	7,870,786
Graco, Inc.	263,277	20,646,182

		36,263,638

Medical Instruments - 0.4%

Integra LifeSciences Holdings Corp.†	110,356	8,302,082
NuVasive, Inc.†	80,254	4,986,983

		13,289,065

Medical Labs & Testing Services - 0.6%

Medpace Holdings, Inc.†	43,039	7,848,161
Syneos Health, Inc.†	157,342	14,598,191

		22,446,352

Medical Products - 2.2%

Envista Holdings Corp.†	249,824	10,689,969
Globus Medical, Inc., Class A†	120,580	9,839,328
Haemonetics Corp.†	79,174	4,968,169
Hill-Rom Holdings, Inc.	103,279	15,035,357
LivaNova PLC†	81,567	6,744,775
Masimo Corp.†	78,625	21,349,832
Penumbra, Inc.†	52,719	14,495,089

		83,122,519

Medical-Biomedical/Gene - 1.5%

Arrowhead Pharmaceuticals, Inc.†	161,733	10,855,519
Emergent BioSolutions, Inc.†	70,773	4,464,361
Exelixis, Inc.†	486,957	9,334,966
Halozyme Therapeutics, Inc.†	207,972	8,732,744

Ligand Pharmaceuticals, Inc.†	25,875	3,423,262
Nektar Therapeutics†	283,281	4,385,190
United Therapeutics Corp.†	69,606	14,956,937

		56,152,979

Medical-Drugs - 0.3%

Jazz Pharmaceuticals PLC†	93,381	12,299,212

Medical-HMO - 0.6%

Molina Healthcare, Inc.†	90,745	24,389,534

Medical-Hospitals - 0.6%

Acadia Healthcare Co., Inc.†	139,441	9,219,839
Tenet Healthcare Corp.†	165,936	12,503,278

		21,723,117

Medical-Outpatient/Home Medical - 0.8%

Amedisys, Inc.†	50,612	9,284,771
Chemed Corp.	24,784	11,814,533
LHC Group, Inc.†	49,204	9,189,339

		30,288,643

Metal Processors & Fabrication - 0.2%

Timken Co.	106,259	7,814,287

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	54,345	3,149,293

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	238,774	9,438,736

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	77,758	3,936,110

Multimedia - 0.6%

FactSet Research Systems, Inc.	58,817	22,363,400

Office Automation & Equipment - 0.1%

Xerox Holdings Corp.	250,536	5,639,565

Oil Companies-Exploration & Production - 0.6%

Cimarex Energy Co.	159,774	10,260,686
CNX Resources Corp.†	342,267	3,888,153
EQT Corp.†	433,688	7,949,501

		22,098,340

Oil Companies-Integrated - 0.1%

Murphy Oil Corp.	225,519	4,794,534

Oil Refining & Marketing - 0.2%

HollyFrontier Corp.	232,219	7,507,640

Oil-Field Services - 0.2%

ChampionX Corp.†	290,953	6,787,933

Optical Supplies - 0.3%

STAAR Surgical Co.†	72,868	11,255,920

Pastoral & Agricultural - 0.5%

Darling Ingredients, Inc.†	253,545	18,889,103

Pharmacy Services - 0.1%

Option Care Health, Inc.†	187,214	5,007,975

Physical Therapy/Rehabilitation Centers - 0.3%

Encompass Health Corp.	154,673	12,134,097

Pipelines - 0.9%

Antero Midstream Corp.	445,046	4,276,892
DT Midstream, Inc.†	150,511	6,994,246
Equitrans Midstream Corp.	631,715	5,514,872
Targa Resources Corp.	355,295	15,604,557

		32,390,567

Poultry - 0.2%

Pilgrim’s Pride Corp.†	75,724	2,108,156
Sanderson Farms, Inc.	30,882	6,068,313

		8,176,469

Publishing-Newspapers - 0.5%

New York Times Co., Class A	225,679	11,459,980
TEGNA, Inc.	343,049	6,078,828

		17,538,808

Quarrying - 0.1%

Compass Minerals International, Inc.	52,832	3,536,046

Racetracks - 0.3%

Churchill Downs, Inc.	53,870	11,339,635

Real Estate Investment Trusts - 9.1%

American Campus Communities, Inc.	214,223	10,893,240
Apartment Income REIT Corp.	243,685	12,384,072
Brixmor Property Group, Inc.	461,426	10,820,440
Camden Property Trust	151,785	22,773,821
CoreSite Realty Corp.	66,793	9,910,077
Corporate Office Properties Trust	174,538	4,918,481
Cousins Properties, Inc.	230,985	8,906,782
CyrusOne, Inc.	190,403	14,657,223
Douglas Emmett, Inc.	256,296	8,460,331
EastGroup Properties, Inc.	62,188	11,210,009
EPR Properties	116,178	5,896,033
First Industrial Realty Trust, Inc.	200,646	11,234,170
Healthcare Realty Trust, Inc.	220,118	6,610,144
Highwoods Properties, Inc.	161,688	7,387,525
Hudson Pacific Properties, Inc.	234,556	6,187,587
JBG SMITH Properties	171,637	5,171,423
Kilroy Realty Corp.	164,661	10,809,995
Lamar Advertising Co., Class A	134,703	15,333,242
Life Storage, Inc.	119,421	14,860,749
Macerich Co.	259,928	4,439,570
Medical Properties Trust, Inc.	913,975	18,718,208
National Retail Properties, Inc.	272,825	12,989,198
National Storage Affiliates Trust	120,765	6,913,796
Omega Healthcare Investors, Inc.	365,714	12,262,390
Park Hotels & Resorts, Inc.†	367,472	7,033,414
Pebblebrook Hotel Trust	204,153	4,497,491
Physicians Realty Trust	334,807	6,197,278
PotlatchDeltic Corp.	104,174	5,411,839
PS Business Parks, Inc.	31,226	4,909,664
Rayonier, Inc.	216,032	7,945,657
Rexford Industrial Realty, Inc.	208,312	12,900,762
Sabra Health Care REIT, Inc.	335,523	5,368,368
SL Green Realty Corp.#	107,765	7,552,171
Spirit Realty Capital, Inc.	178,634	9,247,882

STORE Capital Corp.	378,277	13,644,451
Urban Edge Properties	170,931	3,237,433

		341,694,916

Real Estate Management/Services - 0.5%

Jones Lang LaSalle, Inc.†	79,723	19,327,247

Recreational Vehicles - 0.6%

Brunswick Corp.	121,042	11,725,338
Polaris, Inc.	89,451	10,712,652

		22,437,990

Rental Auto/Equipment - 0.3%

Avis Budget Group, Inc.†	80,327	7,289,675
PROG Holdings, Inc.	104,652	4,952,133

		12,241,808

Resorts/Theme Parks - 0.4%

Marriott Vacations Worldwide Corp.†	66,341	9,921,296
Six Flags Entertainment Corp.†	118,091	4,988,164

		14,909,460

Retail-Apparel/Shoe - 0.7%

American Eagle Outfitters, Inc.#	234,546	7,158,344
Foot Locker, Inc.	160,479	9,097,555
Victoria’s Secret & Co.†	137,127	9,091,520

		25,347,419

Retail-Automobile - 0.6%

AutoNation, Inc.†	83,786	9,140,215
Lithia Motors, Inc.	46,238	15,318,649

		24,458,864

Retail-Catalog Shopping - 0.2%

MSC Industrial Direct Co., Inc., Class A	73,022	6,149,183

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	57,410	11,743,790

Retail-Discount - 0.5%

BJ’s Wholesale Club Holdings, Inc.†	213,086	12,073,453
Ollie’s Bargain Outlet Holdings, Inc.†	88,256	6,387,969

		18,461,422

Retail-Home Furnishings - 1.1%

RH†	26,142	18,316,915
Williams-Sonoma, Inc.	118,392	22,103,787

		40,420,702

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.†#	169,154	4,839,496

Retail-Misc./Diversified - 1.0%

Five Below, Inc.†	87,005	18,515,534
GameStop Corp., Class A†	86,256	18,824,509

		37,340,043

Retail-Pawn Shops - 0.1%

FirstCash, Inc.	63,750	5,462,738

Retail-Petroleum Products - 0.2%

Murphy USA, Inc.	38,907	6,041,479

Retail-Regional Department Stores - 0.4%

Kohl’s Corp.	242,762	13,934,539

Retail-Restaurants - 1.1%

Cracker Barrel Old Country Store, Inc.	36,866	5,293,220
Jack in the Box, Inc.	34,539	3,659,752
Papa John’s International, Inc.	51,401	6,555,170
Texas Roadhouse, Inc.	101,868	9,677,460
Wendy’s Co.	275,167	6,334,344
Wingstop, Inc.	46,207	7,944,370

		39,464,316

Retail-Sporting Goods - 0.4%

Dick’s Sporting Goods, Inc.#	101,830	14,338,682

Rubber-Tires - 0.2%

Goodyear Tire & Rubber Co.†	433,596	6,868,161

Satellite Telecom - 0.2%

Iridium Communications, Inc.†	182,518	8,123,876

Savings & Loans/Thrifts - 0.5%

New York Community Bancorp, Inc.	722,640	9,047,453
Sterling Bancorp	299,271	6,850,313
Washington Federal, Inc.	112,505	3,746,416

		19,644,182

Schools - 0.3%

Graham Holdings Co., Class B	6,275	3,870,483
Grand Canyon Education, Inc.†	72,013	6,419,239

		10,289,722

Security Services - 0.2%

Brink’s Co.	77,311	6,042,628

Semiconductor Components-Integrated Circuits - 0.2%

Cirrus Logic, Inc.†	89,385	7,478,843

Semiconductor Equipment - 0.8%

Brooks Automation, Inc.	115,447	9,808,377
CMC Materials, Inc.	45,456	6,028,375
MKS Instruments, Inc.	86,016	12,659,835

		28,496,587

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.	33,018	8,216,859

Steel-Producers - 1.9%

Cleveland-Cliffs, Inc.†	713,917	16,755,632
Commercial Metals Co.	187,254	6,108,225
Reliance Steel & Aluminum Co.	98,993	14,852,910
Steel Dynamics, Inc.	311,793	21,042,910
United States Steel Corp.	419,013	11,208,598

		69,968,275

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	240,788	13,756,218

Telephone-Integrated - 0.1%

Telephone & Data Systems, Inc.	154,759	3,144,703

Television - 0.1%

World Wrestling Entertainment, Inc., Class A	70,331	3,664,948

Therapeutics - 0.4%

Neurocrine Biosciences, Inc.†	146,910	13,985,832

Tools-Hand Held - 0.2%

MSA Safety, Inc.	56,600	9,216,744

Toys - 0.3%

Mattel, Inc.†	541,946	11,570,547

Transport-Equipment & Leasing - 0.1%

GATX Corp.	55,006	5,042,950

Transport-Marine - 0.1%

Kirby Corp.†	93,394	5,004,984

Transport-Services - 0.2%

Ryder System, Inc.	83,706	6,653,790

Transport-Truck - 1.3%

Knight-Swift Transportation Holdings, Inc.	190,313	9,882,954
Landstar System, Inc.	59,682	10,028,366
Saia, Inc.†	40,919	9,825,879
Werner Enterprises, Inc.	88,649	4,180,687
XPO Logistics, Inc.†	157,960	13,728,304

		47,646,190

Water - 0.5%

Essential Utilities, Inc.	347,341	17,238,534

Wire & Cable Products - 0.1%

Belden, Inc.	69,518	3,979,906

Wireless Equipment - 0.1%

ViaSat, Inc.†	105,757	5,461,291

Total Long-Term Investment Securities
(cost $2,338,832,038)		3,711,544,760

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2)	19,909,807	19,909,807

U.S. Government Treasuries - 0.2%

United States Treasury Bills 0.07% due 03/24/2022(3)	$400,000	399,909
0.09% due 12/30/2021(3)	1,700,000	1,699,717
0.10% due 12/30/2021(3)	1,700,000	1,699,717
0.14% due 09/09/2021(3)	1,500,000	1,499,987

		5,299,330

Total Short-Term Investment Securities
(cost $25,208,535)		25,209,137

REPURCHASE AGREEMENTS - 0.8%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $29,911,000 and collateralized by $30,381,100 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $30,509,278 (cost $29,911,000)	29,911,000	29,911,000

TOTAL INVESTMENTS
(cost $2,393,951,573)	100.5%	3,766,664,897
Liabilities in excess of other assets	(0.5)	(19,203,602)

NET ASSETS	100.0%	$3,747,461,295

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)

At August 31, 2021, the Fund had loaned securities with a total value of $64,321,155. This was secured by collateral of $19,909,807, which was received in cash and subsequently invested in short-term investments currently valued at $19,909,807 as reported in the Portfolio of Investments. Additional collateral of $46,129,302 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/23/2021 to 01/13/2022	$540,242
United States Treasury Notes/Bonds	0.13% to 8.00%	09/15/2021 to 05/15/2051	45,589,060

(2)	The rate shown is the 7-day yield as of August 31, 2021.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
132	Long	S&P Mid Cap 400 E-Mini Index	September 2021	$35,470,082	$36,326,400	$856,318

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$3,711,544,760	$—	$—	$3,711,544,760
Short-Term Investment Securities:
Registered Investment Companies	19,909,807	—	—	19,909,807
U.S. Government Treasuries	—	5,299,330	—	5,299,330
Repurchase Agreements	—	29,911,000	—	29,911,000

Total Investments at Value	$3,731,454,567	$35,210,330	$—	$3,766,664,897

Other Financial Instruments:†

Futures Contracts	$856,318	$—	$—	$856,318

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 (unaudited)

Security Description	Shares	Value (Note1)
COMMON STOCKS - 98.3%
Advertising Services - 0.7%

Trade Desk, Inc., Class A†	73,760	$5,904,488

Aerospace/Defense - 1.3%

Teledyne Technologies, Inc.†	17,051	7,901,092
TransDigm Group, Inc.†	6,585	4,000,190

		11,901,282

Aerospace/Defense-Equipment - 0.9%

L3Harris Technologies, Inc.	34,845	8,119,233

Airlines - 0.5%

Ryanair Holdings PLC ADR†	45,744	4,926,629

Apparel Manufacturers - 1.7%

Capri Holdings, Ltd.†	135,150	7,637,327
Gildan Activewear, Inc.	201,021	7,729,257

		15,366,584

Athletic Equipment - 0.7%

YETI Holdings, Inc.†	62,110	6,170,007

Auction Houses/Art Dealers - 0.9%

Ritchie Bros. Auctioneers, Inc.	129,091	8,079,806

Audio/Video Products - 0.4%

Dolby Laboratories, Inc., Class A	33,682	3,338,223

Auto-Cars/Light Trucks - 0.4%

General Motors Co.†	65,340	3,202,313

Auto/Truck Parts & Equipment-Original - 0.3%

Visteon Corp.†	26,622	2,813,413

Banks-Commercial - 1.4%

First Republic Bank	40,615	8,079,948
SVB Financial Group†	8,692	4,863,174

		12,943,122

Broadcast Services/Program - 0.6%

Liberty Media Corp. - Liberty Formula One, Series C†	107,594	5,437,801

Building & Construction-Misc. - 0.4%

Frontdoor, Inc.†	82,153	3,583,514

Building Products-Air & Heating - 0.5%

Johnson Controls International PLC	56,852	4,252,530

Building-Maintenance & Services - 0.5%

Terminix Global Holdings, Inc.†	99,488	4,141,685

Building-Residential/Commercial - 0.6%

D.R. Horton, Inc.	61,513	5,881,873

Chemicals-Diversified - 0.4%

Olin Corp.	73,535	3,664,984

Chemicals-Specialty - 0.6%

Chemours Co.	172,020	5,764,390

Commercial Services - 1.5%

Edenred	70,935	4,020,314
GXO Logistics, Inc.†	66,335	5,425,540
Quanta Services, Inc.	37,065	3,784,336

		13,230,190

Commercial Services-Finance - 3.5%

Global Payments, Inc.	42,392	6,894,635
MarketAxess Holdings, Inc.	5,881	2,798,886
Shift4 Payments, Inc., Class A†	53,415	4,578,200
Square, Inc., Class A†	27,615	7,402,753
WEX, Inc.†	54,920	10,081,664

		31,756,138

Communications Software - 0.4%

RingCentral, Inc., Class A†	16,101	4,061,638

Computer Data Security - 1.7%

Varonis Systems, Inc.†	85,800	5,921,058
Zscaler, Inc.†	33,975	9,456,602

		15,377,660

Computer Services - 2.8%

Amdocs, Ltd.	111,284	8,572,207
EPAM Systems, Inc.†	19,450	12,308,154
Leidos Holdings, Inc.	49,830	4,888,821

		25,769,182

Computer Software - 2.6%

Dynatrace, Inc.†	63,249	4,347,104
J2 Global, Inc.†	19,774	2,722,880
Snowflake, Inc., Class A†	19,694	5,993,869
Twilio, Inc., Class A†	17,151	6,122,221
ZoomInfo Technologies, Inc., Class A†	63,495	4,139,239

		23,325,313

Consulting Services - 0.4%

Verisk Analytics, Inc.	20,101	4,055,578

Containers-Metal/Glass - 0.4%

Crown Holdings, Inc.	33,855	3,716,940

Containers-Paper/Plastic - 0.4%

Sealed Air Corp.	63,210	3,857,706

Data Processing/Management - 2.1%

Broadridge Financial Solutions, Inc.	68,497	11,796,553
Fidelity National Information Services, Inc.	53,066	6,780,243

		18,576,796

Decision Support Software - 0.4%

MSCI, Inc.	5,370	3,407,695

Dental Supplies & Equipment - 0.5%

DENTSPLY SIRONA, Inc.	80,884	4,990,543

Diagnostic Equipment - 1.9%

10X Genomics, Inc., Class A†	15,200	2,673,984
Avantor, Inc.†	246,099	9,706,145
PerkinElmer, Inc.	27,754	5,128,939

		17,509,068

Diagnostic Kits - 1.1%

IDEXX Laboratories, Inc.†	14,140	9,526,966

Disposable Medical Products - 0.9%

ICU Medical, Inc.†	22,937	4,572,491
Teleflex, Inc.	9,525	3,766,757

		8,339,248

Distribution/Wholesale - 1.3%

Ferguson PLC	40,844	5,899,018
Pool Corp.	11,974	5,918,748

		11,817,766

Drug Delivery Systems - 1.1%

DexCom, Inc.†	18,102	9,583,561

E-Commerce/Products - 0.7%

Wayfair, Inc., Class A†#	21,892	6,146,179

E-Commerce/Services - 1.3%

Expedia Group, Inc.†	46,825	6,766,213
Fiverr International, Ltd.†#	25,640	4,602,636

		11,368,849

Electric Products-Misc. - 0.5%

AMETEK, Inc.	32,233	4,382,721

Electric-Integrated - 0.8%

Alliant Energy Corp.	125,687	7,640,513

Electronic Components-Misc. - 2.1%

Flex, Ltd.†	378,125	7,025,563
Sensata Technologies Holding PLC†	202,740	11,998,153

		19,023,716

Electronic Components-Semiconductors - 3.5%

Marvell Technology, Inc.	74,890	4,582,519
Microchip Technology, Inc.	55,798	8,780,373
Monolithic Power Systems, Inc.	16,502	8,167,335
ON Semiconductor Corp.†	224,072	9,939,834

		31,470,061

Electronic Connectors - 2.1%

TE Connectivity, Ltd.	126,410	18,989,310

Electronic Measurement Instruments - 2.0%

Keysight Technologies, Inc.†	37,495	6,725,853
National Instruments Corp.	138,740	5,802,107
Trimble, Inc.†	61,047	5,751,848

		18,279,808

Energy-Alternate Sources - 1.0%

Enphase Energy, Inc.†	31,788	5,522,529
Plug Power, Inc.†	133,264	3,472,860

		8,995,389

Enterprise Software/Service - 6.8%

Atlassian Corp. PLC, Class A†	12,228	4,488,410
Ceridian HCM Holding, Inc.†	79,540	8,936,319
Constellation Software, Inc.	7,754	13,141,145
Coupa Software, Inc.†	22,304	5,460,242
HubSpot, Inc.†	13,305	9,106,873
Paycom Software, Inc.†	12,560	6,140,584
SS&C Technologies Holdings, Inc.	168,673	12,761,799
Topicus.com, Inc.†	14,666	1,488,280

		61,523,652

Entertainment Software - 0.7%

Take-Two Interactive Software, Inc.†	19,080	3,076,078
Zynga, Inc., Class A†	385,963	3,415,772

		6,491,850

Finance-Investment Banker/Broker - 0.4%

Charles Schwab Corp.	47,453	3,456,951

Finance-Other Services - 0.4%

Cboe Global Markets, Inc.	32,081	4,047,018

Food-Catering - 0.4%

Aramark	110,398	3,840,747

Instruments-Scientific - 0.8%

Waters Corp.†	16,507	6,834,228

Insurance Brokers - 1.2%

Aon PLC, Class A	25,874	7,422,216
Ryan Specialty Group Holdings, Inc., Class A†	105,831	3,482,898

		10,905,114

Insurance-Property/Casualty - 2.1%

Intact Financial Corp.	76,502	10,419,165
WR Berkley Corp.	108,701	8,186,272

		18,605,437

Internet Application Software - 0.5%

Wix.com, Ltd.†	21,392	4,750,735

Internet Content-Entertainment - 0.4%

Roku, Inc.†	10,650	3,753,060

Internet Gambling - 0.4%

Entain PLC†	153,344	4,075,248

Investment Management/Advisor Services - 1.8%

LPL Financial Holdings, Inc.	110,496	16,336,834

Machinery-General Industrial - 1.1%

Westinghouse Air Brake Technologies Corp.	106,654	9,576,463

Machinery-Print Trade - 0.7%

Kornit Digital, Ltd.†	47,555	6,199,745

Machinery-Pumps - 0.7%

Ingersoll Rand, Inc.†	124,737	6,613,556

Medical Information Systems - 0.1%

Oscar Health, Inc., Class A†	35,853	558,948

Medical Instruments - 1.4%

Boston Scientific Corp.†	275,067	12,419,275

Medical Labs & Testing Services - 2.4%

Catalent, Inc.†	95,720	12,485,717
ICON PLC†	35,881	9,177,283

		21,663,000

Medical Products - 3.6%

Align Technology, Inc.†	10,071	7,140,339
Cooper Cos., Inc.	35,685	16,083,586
Hologic, Inc.†	49,765	3,938,900
STERIS PLC	24,168	5,196,362

		32,359,187

Medical-Biomedical/Gene - 2.8%

Abcam PLC ADR†#	64,589	1,366,057
Ascendis Pharma A/S ADR†	14,702	2,304,245
BioMarin Pharmaceutical, Inc.†	38,474	3,239,896
Emergent BioSolutions, Inc.†	22,067	1,391,986
Horizon Therapeutics PLC†	66,734	7,213,278
Illumina, Inc.†	9,167	4,190,786
Moderna, Inc.†	15,854	5,972,043

		25,678,291

Medical-Hospitals - 0.5%

Tenet Healthcare Corp.†	57,513	4,333,605

Metal Processors & Fabrication - 0.6%

Rexnord Corp.	93,728	5,694,913

Non-Hazardous Waste Disposal - 0.6%

Waste Management, Inc.	37,305	5,786,379

Oil Companies-Exploration & Production - 0.3%

Diamondback Energy, Inc.	33,171	2,558,811

Oil Refining & Marketing - 0.3%

Valero Energy Corp.	45,172	2,995,355

Paper & Related Products - 0.4%

International Paper Co.	67,935	4,082,214

Power Converter/Supply Equipment - 0.9%

Generac Holdings, Inc.†	18,608	8,131,324

Printing-Commercial - 0.2%

Cimpress PLC†	21,899	2,079,967

Real Estate Investment Trusts - 1.2%

Lamar Advertising Co., Class A	95,884	10,914,476

Real Estate Management/Services - 0.3%

Redfin Corp.†#	57,630	2,799,089

Rental Auto/Equipment - 0.5%

United Rentals, Inc.†	13,301	4,690,598

Retail-Apparel/Shoe - 1.1%

Burlington Stores, Inc.†	13,030	3,902,355
Lululemon Athletica, Inc.†	14,510	5,806,466

		9,708,821

Retail-Automobile - 1.3%

CarMax, Inc.†	77,446	9,697,014
Vroom, Inc.†#	76,482	2,054,306

		11,751,320

Retail-Floor Coverings - 0.5%

Floor & Decor Holdings, Inc., Class A†	37,911	4,674,426

Retail-Home Furnishings - 0.9%

RH†	11,955	8,376,510

Retail-Restaurants - 0.5%

Wingstop, Inc.	26,508	4,557,520

Schools - 0.1%

Coursera, Inc.†	14,292	549,813

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	21,345	3,478,168
NXP Semiconductors NV	20,013	4,305,396

		7,783,564

Semiconductor Equipment - 3.3%

Entegris, Inc.	51,280	6,160,779
KLA Corp.	37,910	12,887,884
Lam Research Corp.	17,620	10,656,928

		29,705,591

Telecommunication Equipment - 1.5%

NICE, Ltd. ADR†#	45,755	13,300,979

Therapeutics - 0.6%

Neurocrine Biosciences, Inc.†	35,639	3,392,833
Sarepta Therapeutics, Inc.†	24,471	1,911,674

		5,304,507

Transport-Truck - 1.8%

JB Hunt Transport Services, Inc.	66,899	11,867,882
XPO Logistics, Inc.†	51,180	4,448,054

		16,315,936

Veterinary Diagnostics - 0.5%

Elanco Animal Health, Inc.†	130,089	4,342,371

Web Hosting/Design - 1.0%

GoDaddy, Inc., Class A†	125,130	9,173,280

Total Long-Term Investment Securities
(cost $707,357,237)		889,991,119

SHORT-TERM INVESTMENT SECURITIES - 0.3%
Registered Investment Companies - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2)
(cost $2,635,986)	2,635,986	2,635,986

TOTAL INVESTMENTS
(cost $709,993,223)	98.6%	892,627,105
Other assets less liabilities	1.4	13,092,468

NET ASSETS	100.0%	$905,719,573

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2021.
(2)

At August 31, 2021, the Fund had loaned securities with a total value of $28,838,628. This was secured by collateral of $2,635,986 which was received in cash and subsequently invested in short-term investments currently valued at $2,635,986 as reported in the Portfolio of Investments. Additional collateral of $27,788,763 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$114,181
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	393,823
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	216,728
United States Treasury Bills	0.00%	09/14/2021 to 02/24/2022	2,142,414
United States Treasury Notes/Bonds	0.07% to 8.00%	09/15/2021 to 05/15/2051	24,921,617

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$889,991,119	$—	$—	$889,991,119
Short-Term Investment Securities	2,635,986	—	—	2,635,986

Total Investments at Value	$892,627,105	$—	$—	$892,627,105

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.9%
Aerospace/Defense - 0.8%

General Dynamics Corp.	18,960	$3,797,877
Spirit AeroSystems Holdings, Inc., Class A	92,461	3,628,170

		7,426,047

Aerospace/Defense-Equipment - 1.6%

Hexcel Corp.†	59,814	3,392,052
Howmet Aerospace, Inc.	161,148	5,116,449
L3Harris Technologies, Inc.	19,273	4,490,802
Moog, Inc., Class A	32,972	2,619,295

		15,618,598

Agricultural Biotech - 0.4%

Corteva, Inc.	90,042	3,959,147

Agricultural Chemicals - 0.2%

Mosaic Co.	60,001	1,930,832

Airlines - 0.9%

Alaska Air Group, Inc.†	57,693	3,308,117
JetBlue Airways Corp.†	237,884	3,599,185
Southwest Airlines Co.†	34,754	1,730,054

		8,637,356

Apparel Manufacturers - 0.5%

Carter’s, Inc.	29,876	3,058,705
Columbia Sportswear Co.	21,427	2,185,768

		5,244,473

Appliances - 0.5%

Whirlpool Corp.	22,609	5,008,572

Auto-Heavy Duty Trucks - 0.3%

Cummins, Inc.	13,024	3,073,404

Auto/Truck Parts & Equipment-Original - 1.5%

Allison Transmission Holdings, Inc.	61,300	2,266,874
Gentex Corp.	213,623	6,579,588
Lear Corp.	17,616	2,817,503
Meritor, Inc.†	131,434	3,117,615

		14,781,580

Banks-Commercial - 6.4%

Ameris Bancorp	82,778	4,075,989
Atlantic Union Bankshares Corp.	165,754	6,132,898
BancorpSouth Bank	252,533	7,406,793
East West Bancorp, Inc.	89,820	6,587,399
South State Corp.	83,676	5,738,500
Synovus Financial Corp.	163,696	7,055,298
Triumph Bancorp, Inc.†	17,533	1,441,563
Truist Financial Corp.	123,675	7,056,895
Western Alliance Bancorp	77,226	7,534,168
Zions Bancorp NA	150,260	8,700,054

		61,729,557

Banks-Fiduciary - 0.3%

State Street Corp.	32,269	2,998,113

Banks-Super Regional - 3.0%

Fifth Third Bancorp	288,723	11,219,776
Huntington Bancshares, Inc.	626,545	9,730,244
KeyCorp	387,171	7,867,314

		28,817,334

Beverages-Non-alcoholic - 0.5%

Coca-Cola Europacific Partners PLC	76,763	4,432,296

Building & Construction Products-Misc. - 0.8%

Builders FirstSource, Inc.†	88,936	4,739,400
Owens Corning	26,017	2,485,924

		7,225,324

Building Products-Cement - 0.5%

Buzzi Unicem SpA	108,343	2,875,778
Eagle Materials, Inc.	14,229	2,231,676

		5,107,454

Building Products-Doors & Windows - 0.8%

JELD-WEN Holding, Inc.†	197,955	5,451,681
PGT Innovations, Inc.†	109,528	2,325,279

		7,776,960

Building Products-Wood - 0.3%

Masco Corp.	42,782	2,597,723

Building-Mobile Home/Manufactured Housing - 0.2%

Thor Industries, Inc.	14,422	1,635,887

Building-Residential/Commercial - 0.2%

Lennar Corp., Class A	21,927	2,352,986

Cable/Satellite TV - 0.2%

Altice USA, Inc., Class A†	60,535	1,661,080

Casino Hotels - 0.5%

Boyd Gaming Corp.†	41,636	2,555,201
Las Vegas Sands Corp.†	58,100	2,591,841

		5,147,042

Chemicals-Diversified - 2.3%

Celanese Corp.	41,103	6,518,936
DuPont de Nemours, Inc.	61,135	4,525,213
FMC Corp.	85,861	8,039,165
PPG Industries, Inc.	16,803	2,680,919

		21,764,233

Chemicals-Specialty - 0.8%

Ingevity Corp.†	21,708	1,745,106
Rogers Corp.†	25,564	5,430,049

		7,175,155

Commercial Services-Finance - 0.9%

EVERTEC, Inc.	72,474	3,351,923
Global Payments, Inc.	15,332	2,493,596
H&R Block, Inc.	120,813	3,098,853

		8,944,372

Computer Services - 1.5%

Cognizant Technology Solutions Corp., Class A	29,771	2,271,825
Leidos Holdings, Inc.	98,098	9,624,395
Science Applications International Corp.	28,035	2,361,388

		14,257,608

Computers-Memory Devices - 0.8%

NetApp, Inc.	41,254	3,668,718
Western Digital Corp.†	59,580	3,765,456

		7,434,174

Computers-Other - 0.9%

Lumentum Holdings, Inc.†	98,154	8,504,063

Containers-Metal/Glass - 1.1%

Crown Holdings, Inc.	94,059	10,326,738

Cruise Lines - 0.2%

Carnival Corp.†	29,353	708,581

Norwegian Cruise Line Holdings, Ltd.†	26,649	688,610
Royal Caribbean Cruises, Ltd.†	8,679	718,014

		2,115,205

Diagnostic Equipment - 0.5%

Avantor, Inc.†	130,205	5,135,285

Distribution/Wholesale - 0.5%

LKQ Corp.†	58,328	3,073,302
Resideo Technologies, Inc.†	58,973	1,901,290

		4,974,592

Diversified Manufacturing Operations - 2.6%

Eaton Corp. PLC	50,294	8,467,498
ITT, Inc.	45,137	4,318,257
Parker-Hannifin Corp.	17,719	5,256,696
Textron, Inc.	95,186	6,917,166

		24,959,617

E-Commerce/Products - 0.3%

eBay, Inc.	32,399	2,486,299

E-Commerce/Services - 0.3%

Cargurus, Inc.†	6,400	194,432
Expedia Group, Inc.†	17,956	2,594,642

		2,789,074

Electric Products-Misc. - 0.7%

AMETEK, Inc.	52,582	7,149,575

Electric-Integrated - 3.8%

Alliant Energy Corp.	83,213	5,058,518
American Electric Power Co., Inc.	24,661	2,208,886
CenterPoint Energy, Inc.	264,402	6,633,846
DTE Energy Co.	26,174	3,149,779
Edison International	64,335	3,721,137
Entergy Corp.	46,229	5,113,390
Evergy, Inc.	77,529	5,306,860
Portland General Electric Co.	99,698	5,119,492

		36,311,908

Electronic Components-Misc. - 0.6%

Flex, Ltd.†	131,440	2,442,155
Hubbell, Inc.	8,516	1,755,233
Sensata Technologies Holding PLC†	33,154	1,962,054

		6,159,442

Electronic Components-Semiconductors - 1.1%

Qorvo, Inc.†	36,749	6,909,914
Tower Semiconductor, Ltd.†	109,567	3,221,270

		10,131,184

Electronic Connectors - 0.8%

TE Connectivity, Ltd.	50,867	7,641,241

Engineering/R&D Services - 0.3%

Fluor Corp.†	189,510	3,157,237

Enterprise Software/Service - 0.3%

SS&C Technologies Holdings, Inc.	38,431	2,907,689

Finance-Consumer Loans - 0.5%

SLM Corp.	104,620	1,961,625
Synchrony Financial	52,790	2,626,303

		4,587,928

Finance-Credit Card - 1.1%

Capital One Financial Corp.	16,893	2,803,731
Discover Financial Services	58,972	7,561,390

		10,365,121

Finance-Leasing Companies - 0.7%

AerCap Holdings NV†	121,236	6,538,258

Financial Guarantee Insurance - 0.6%

MGIC Investment Corp.	379,272	5,791,483

Food-Baking - 0.6%

Hostess Brands, Inc.†	344,871	5,504,141

Food-Misc./Diversified - 0.2%

Nomad Foods, Ltd.†	73,348	1,935,654

Food-Wholesale/Distribution - 0.9%

US Foods Holding Corp.†	266,003	9,044,102

Footwear & Related Apparel - 0.5%

Steven Madden, Ltd.	120,392	4,872,264

Gambling (Non-Hotel) - 0.1%

International Game Technology PLC†#	53,372	1,146,964

Hazardous Waste Disposal - 0.8%

Clean Harbors, Inc.†	74,334	7,628,155

Home Furnishings - 0.5%

Leggett & Platt, Inc.	60,682	2,936,402
Tempur Sealy International, Inc.	46,297	2,069,476

		5,005,878

Hotels/Motels - 1.3%

Marriott International, Inc., Class A†	20,534	2,774,965
Travel & Leisure Co.	36,636	2,006,187
Wyndham Hotels & Resorts, Inc.	99,275	7,217,293

		11,998,445

Human Resources - 0.9%

ASGN, Inc.†	38,001	4,263,332
Robert Half International, Inc.	46,672	4,825,885

		9,089,217

Industrial Automated/Robotic - 0.8%

Colfax Corp.†	151,820	7,313,169

Insurance Brokers - 0.4%

Aon PLC, Class A	13,333	3,824,704

Insurance-Life/Health - 1.7%

Aflac, Inc.	39,555	2,241,977
CNO Financial Group, Inc.	165,001	4,035,925
Globe Life, Inc.	30,860	2,964,720
Voya Financial, Inc.	113,316	7,363,274

		16,605,896

Insurance-Multi-line - 0.5%

Kemper Corp.	73,114	5,015,620

Insurance-Property/Casualty - 3.1%

Alleghany Corp.†	17,646	11,940,872
Assurant, Inc.	43,434	7,388,558
Hanover Insurance Group, Inc.	44,543	6,294,371
Lancashire Holdings, Ltd.	254,938	2,190,635

Travelers Cos., Inc.	13,996	2,235,301

		30,049,737

Insurance-Reinsurance - 0.8%

Essent Group, Ltd.	32,139	1,513,104
Everest Re Group, Ltd.	16,921	4,482,373
RenaissanceRe Holdings, Ltd.	11,689	1,832,017

		7,827,494

Internet Content-Information/News - 0.2%

Yelp, Inc.†	47,281	1,820,791

Internet Infrastructure Software - 0.7%

F5 Networks, Inc.†	32,538	6,623,761

Internet Security - 0.4%

NortonLifeLock, Inc.	135,218	3,591,390

Investment Management/Advisor Services - 1.2%

Ameriprise Financial, Inc.	42,864	11,698,014

Lasers-System/Components - 0.4%

II-VI, Inc.†#	66,355	4,179,038

Machine Tools & Related Products - 0.6%

Kennametal, Inc.	142,471	5,297,072

Machinery-Construction & Mining - 0.5%

Oshkosh Corp.	37,476	4,294,000

Machinery-Electrical - 0.6%

BWX Technologies, Inc.	57,300	3,290,739
Vertiv Holdings Co.	103,527	2,916,356

		6,207,095

Machinery-General Industrial - 0.9%

Altra Industrial Motion Corp.	46,177	2,704,125
Middleby Corp.†	33,019	6,040,496

		8,744,621

Machinery-Pumps - 2.4%

Curtiss-Wright Corp.	20,060	2,442,907
Dover Corp.	53,876	9,393,819
Ingersoll Rand, Inc.†	119,601	6,341,245
SPX FLOW, Inc.	60,155	4,844,282

		23,022,253

Medical Instruments - 0.9%

Boston Scientific Corp.†	45,825	2,068,999
Integra LifeSciences Holdings Corp.†	90,705	6,823,737

		8,892,736

Medical Labs & Testing Services - 1.7%

ICON PLC†	24,723	6,323,402
Laboratory Corp. of America Holdings†	7,147	2,168,257
Syneos Health, Inc.†	85,276	7,911,907

		16,403,566

Medical Products - 1.4%

Haemonetics Corp.†	44,014	2,761,879
Hill-Rom Holdings, Inc.	36,902	5,372,193
Zimmer Biomet Holdings, Inc.	34,572	5,201,357

		13,335,429

Medical-Drugs - 0.1%

Jazz Pharmaceuticals PLC†	10,218	1,345,813

Medical-HMO - 1.8%

Centene Corp.†	54,731	3,446,958
Humana, Inc.	11,532	4,675,304
Molina Healthcare, Inc.†	32,403	8,708,954

		16,831,216

Medical-Hospitals - 1.4%

Acadia Healthcare Co., Inc.†	60,438	3,996,161
HCA Healthcare, Inc.	15,996	4,046,668
Universal Health Services, Inc., Class B	36,290	5,652,530

		13,695,359

Medical-Wholesale Drug Distribution - 0.5%

AmerisourceBergen Corp.	39,875	4,873,124

Metal Processors & Fabrication - 0.7%

Rexnord Corp.	103,428	6,284,285

Motorcycle/Motor Scooter - 0.5%

Harley-Davidson, Inc.	120,879	4,778,347

Office Automation & Equipment - 0.2%

Xerox Holdings Corp.	81,500	1,834,565

Office Supplies & Forms - 0.2%

Avery Dennison Corp.	9,975	2,248,265

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	76,703	2,064,845

Oil Companies-Exploration & Production - 2.0%

ConocoPhillips	90,636	5,033,017
Diamondback Energy, Inc.	129,545	9,993,102
Pioneer Natural Resources Co.	26,030	3,895,910

		18,922,029

Oil Refining & Marketing - 1.2%

Delek US Holdings, Inc.	160,324	2,743,144
HollyFrontier Corp.	78,628	2,542,043
Marathon Petroleum Corp.	75,209	4,457,637
Valero Energy Corp.	31,806	2,109,056

		11,851,880

Oil-Field Services - 1.2%

ChampionX Corp.†	143,806	3,354,994
Halliburton Co.	143,458	2,866,291
Schlumberger NV	195,670	5,486,587

		11,707,872

Physical Therapy/Rehabilitation Centers - 0.8%

Encompass Health Corp.	92,414	7,249,878

Publishing-Newspapers - 0.6%

TEGNA, Inc.	334,723	5,931,292

Real Estate Investment Trusts - 9.5%

American Assets Trust, Inc.	81,279	3,236,530
American Campus Communities, Inc.	94,038	4,781,832
American Homes 4 Rent, Class A	80,603	3,380,490
Americold Realty Trust	129,145	4,744,787
Cousins Properties, Inc.	80,560	3,106,394
CyrusOne, Inc.	33,951	2,613,548
Duke Realty Corp.	98,568	5,175,806
Equity Residential	61,021	5,130,035
Essential Properties Realty Trust, Inc.	239,120	7,749,879
Essex Property Trust, Inc.	11,579	3,829,638
First Industrial Realty Trust, Inc.	57,345	3,210,747
Gaming and Leisure Properties, Inc.	147,019	7,248,037

Healthpeak Properties, Inc.	81,987	2,951,532
Host Hotels & Resorts, Inc.†	386,179	6,395,124
Kilroy Realty Corp.	40,127	2,634,338
Lamar Advertising Co., Class A	22,905	2,607,276
Life Storage, Inc.	36,603	4,554,877
Regency Centers Corp.	68,869	4,725,791
Ryman Hospitality Properties, Inc.†	90,509	7,518,583
Welltower, Inc.	62,665	5,485,067

		91,080,311

Recreational Vehicles - 0.3%

Polaris, Inc.	25,146	3,011,485

Resort/Theme Parks - 0.5%

Six Flags Entertainment Corp.†	114,429	4,833,481

Retail-Apparel/Shoe - 0.6%

Foot Locker, Inc.	46,837	2,655,189
Ross Stores, Inc.	29,632	3,508,429

		6,163,618

Retail-Auto Parts - 0.9%

AutoZone, Inc.†	5,275	8,171,766

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	13,911	1,620,771

Retail-Perfume & Cosmetics - 0.4%

Ulta Beauty, Inc.†	8,627	3,341,323

Retail-Restaurants - 0.9%

Bloomin’ Brands, Inc.†	107,698	2,885,229
Darden Restaurants, Inc.	17,363	2,615,736
Denny’s Corp.†	201,489	3,332,628

		8,833,593

Savings & Loans/Thrifts - 0.5%

Sterling Bancorp	204,523	4,681,531

Semiconductor Components-Integrated Circuits - 0.7%

NXP Semiconductors NV	31,352	6,744,756

Semiconductor Equipment - 0.8%

KLA Corp.	7,931	2,696,223
MKS Instruments, Inc.	33,187	4,884,462

		7,580,685

Shipbuilding - 0.3%

Huntington Ingalls Industries, Inc.	14,086	2,875,939

Steel-Producers - 0.6%

Reliance Steel & Aluminum Co.	38,130	5,721,025

Telecom Equipment-Fiber Optics - 0.4%

Ciena Corp.†	63,700	3,639,181

Telecommunication Equipment - 0.2%

CommScope Holding Co., Inc.†	99,033	1,564,721

Textile-Home Furnishings - 0.5%

Mohawk Industries, Inc.†	23,202	4,588,428

Theaters - 0.3%

Live Nation Entertainment, Inc.†#	29,268	2,537,536

Toys - 0.4%

Hasbro, Inc.	43,418	4,268,424

Transport-Services - 0.3%

Expeditors International of Washington, Inc.	20,635	2,571,946

Transport-Truck - 0.4%

Knight-Swift Transportation Holdings, Inc.	70,132	3,641,955

Wireless Equipment - 0.2%

Maxar Technologies, Inc.	56,158	1,785,263

Total Long-Term Investment Securities
(cost $707,759,766)		948,616,960

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Registered Investment Companies - 0.9%

State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(1) (cost $8,853,377)	8,851,653	8,852,538

REPURCHASE AGREEMENTS - 0.3%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $2,955,000 and collateralized by $3,001,500 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $3,014,163 (cost $2,955,000)	$2,955,000	2,955,000

TOTAL INVESTMENTS
(cost $719,568,143)	100.1%	960,424,498
Liabilities in excess of other assets	(0.1)	(803,312)

NET ASSETS	100.0%	$959,621,186

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31 ,2021, the Fund had loaned securities with a total value of $6,379,420. This was secured by collateral of $6,531,877, received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/14/2021 to 02/24/2022	$413,571
United States Treasury Notes/Bonds	0.07% to 8.00%	09/15/2021 to 05/15/2051	6,118,306

(1)	The rate shown is the 7-day yield as of August 31, 2021.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$948,616,960	$—	$—	$948,616,960
Short-Term Investment Securities	8,852,538	—	—	8,852,538
Repurchase Agreements	—	2,955,000	—	2,955,000

Total Investments at Value	$957,469,498	$2,955,000	$—	$960,424,498

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) - 100.0%
Domestic Equity Investment Companies - 48.9%

VALIC Co. I Blue Chip Growth Fund	1,882	$53,323
VALIC Co. I Capital Appreciation Fund	1,884,018	45,649,766
VALIC Co. I Dividend Value Fund	4,464,925	58,669,112
VALIC Co. I Large Capital Growth Fund	1,662,264	38,198,825
VALIC Co. I Mid Cap Index Fund	1,043,964	32,947,490
VALIC Co. I Mid Cap Strategic Growth Fund	1,465,493	36,344,224
VALIC Co. I Mid Cap Value Fund	2,194,502	48,520,448
VALIC Co. I Nasdaq-100 Index Fund	917,384	25,081,279
VALIC Co. I Science & Technology Fund	376,700	16,134,050
VALIC Co. I Small Cap Growth Fund	482,873	11,255,760
VALIC Co. I Small Cap Index Fund	543,538	12,811,186
VALIC Co. I Small Cap Special Values Fund	763,099	10,744,436
VALIC Co. I Small Cap Value Fund	757,823	11,609,843
VALIC Co. I Stock Index Fund	2,342,167	133,058,477
VALIC Co. I Systematic Core Fund	573,991	16,330,050
VALIC Co. I Systematic Value Fund	6,409,820	87,173,545

Total Domestic Equity Investment Companies
(cost $461,771,813)		584,581,814

Domestic Fixed Income Investment Companies - 27.9%

VALIC Co. I Core Bond Fund	20,114,776	232,526,814
VALIC Co. I Government Securities Fund	701,584	7,647,265
VALIC Co. I High Yield Bond Fund	4,217,664	32,982,135
VALIC Co. I Inflation Protected Fund	4,916,728	60,574,089

Total Domestic Fixed Income Investment Companies
(cost $323,965,130)		333,730,303

Domestic Money Market Investment Companies - 4.6%

VALIC Co. I Government Money Market I Fund(2)
(cost $55,395,056)	55,395,056	55,395,056

International Equity Investment Companies - 16.1%

VALIC Co. I Emerging Economies Fund	2,368,785	25,038,058
VALIC Co. I Global Real Estate Fund	3,178,053	27,585,499
VALIC Co. I International Equities Index Fund	7,405,440	62,872,187
VALIC Co. I International Growth Fund	485,722	9,651,305
VALIC Co. I International Opportunities Fund	1,753,680	41,649,897
VALIC Co. I International Value Fund	2,311,507	25,865,763

Total International Equity Investment Companies
(cost $163,995,181)		192,662,709

International Fixed Income Investment Companies - 2.5%

VALIC Co. I International Government Bond Fund
(cost $27,414,563)	2,331,856	29,241,479

TOTAL INVESTMENTS
(cost $1,032,541,743)	100.0%	1,195,611,361
Liabilities in excess of other assets	(0.0)	(214,454)

NET ASSETS	100.0%	$1,195,396,907

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds, some of which are not presented in this report. Additional information of the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	The 7-day yield as of August 31, 2021 is 0.01%.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,195,611,361	$—	$—	$1,195,611,361

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.5%
Applications Software - 10.9%

Intuit, Inc.	17,150	$9,708,787
Microsoft Corp.	310,624	93,771,173

		103,479,960

Athletic Equipment - 0.2%

Peloton Interactive, Inc., Class A†	16,866	1,689,805

Auto-Cars/Light Trucks - 3.8%

Tesla, Inc.†	49,168	36,173,881

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.	21,788	1,783,784

Beverages-Non-alcoholic - 2.1%

Keurig Dr Pepper, Inc.	88,956	3,173,060
Monster Beverage Corp.†	33,173	3,236,690
PepsiCo, Inc.	86,711	13,560,733

		19,970,483

Broadcast Services/Program - 0.1%

Fox Corp., Class A	20,519	768,231
Fox Corp., Class B	15,895	550,444

		1,318,675

Cable/Satellite TV - 3.0%

Charter Communications, Inc., Class A†	11,841	9,670,071
Comcast Corp., Class A	287,745	17,460,367
Sirius XM Holdings, Inc.#	256,737	1,609,741

		28,740,179

Cellular Telecom - 1.1%

T-Mobile US, Inc.†	78,253	10,722,226

Commercial Services - 0.3%

Cintas Corp.	6,593	2,609,312

Commercial Services-Finance - 2.8%

Automatic Data Processing, Inc.	26,706	5,582,622
PayPal Holdings, Inc.†	73,726	21,281,747

		26,864,369

Communications Software - 0.4%

Zoom Video Communications, Inc., Class A†	14,829	4,292,996

Computer Aided Design - 1.3%

ANSYS, Inc.†	5,470	1,998,519
Autodesk, Inc.†	13,811	4,282,653
Cadence Design Systems, Inc.†	17,464	2,855,015
Synopsys, Inc.†	9,576	3,181,530

		12,317,717

Computer Data Security - 0.5%

Check Point Software Technologies, Ltd.†	8,491	1,066,724
Crowdstrike Holdings, Inc., Class A†	12,499	3,512,219

		4,578,943

Computer Services - 0.3%

Cognizant Technology Solutions Corp., Class A	33,100	2,525,861

Computer Software - 0.2%

Splunk, Inc.†	10,287	1,572,574

Computers - 11.0%

Apple, Inc.	688,246	104,496,390

Consulting Services - 0.2%

Verisk Analytics, Inc.	10,173	2,052,504

Data Processing/Management - 1.2%

DocuSign, Inc.†	12,210	3,617,090
Fiserv, Inc.†	41,847	4,929,158
Paychex, Inc.	22,616	2,588,854

		11,135,102

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	5,352	3,605,964

Distribution/Wholesale - 0.4%

Copart, Inc.†	14,848	2,142,863
Fastenal Co.	36,053	2,013,560

		4,156,423

Drug Delivery Systems - 0.3%

DexCom, Inc.†	6,069	3,213,050

E-Commerce/Products - 8.6%

Amazon.com, Inc.†	20,800	72,192,432
eBay, Inc.	42,756	3,281,095
JD.com, Inc. ADR†	50,575	3,973,172
Pinduoduo, Inc. ADR†	23,745	2,374,975

		81,821,674

E-Commerce/Services - 1.6%

Booking Holdings, Inc.†	2,576	5,923,950
Match Group, Inc.†	16,962	2,331,257
MercadoLibre, Inc.†	3,129	5,843,251
Trip.com Group, Ltd. ADR†	33,064	1,008,122

		15,106,580

E-Services/Consulting - 0.2%

CDW Corp.	8,799	1,765,167

Electric-Integrated - 0.8%

American Electric Power Co., Inc.	31,364	2,809,273
Exelon Corp.	61,328	3,006,299
Xcel Energy, Inc.	33,778	2,322,238

		8,137,810

Electronic Components-Semiconductors - 10.1%

Advanced Micro Devices, Inc.†	76,255	8,442,954
Broadcom, Inc.	25,625	12,741,006
Intel Corp.	253,425	13,700,156
Marvell Technology, Inc.	51,418	3,146,267
Microchip Technology, Inc.	17,167	2,701,399
Micron Technology, Inc.†	70,380	5,187,006
NVIDIA Corp.	156,400	35,010,140
Skyworks Solutions, Inc.	10,361	1,900,829
Texas Instruments, Inc.	57,960	11,065,144
Xilinx, Inc.	15,429	2,400,598

		96,295,499

Electronic Forms - 2.1%

Adobe, Inc.†	29,999	19,910,336

Enterprise Software/Service - 0.7%

Atlassian Corp. PLC, Class A†	8,490	3,116,339
Workday, Inc., Class A†	11,862	3,240,224

		6,356,563

Entertainment Software - 0.9%

Activision Blizzard, Inc.	48,766	4,016,855
Electronic Arts, Inc.	17,961	2,608,117
NetEase, Inc. ADR	18,910	1,842,212

		8,467,184

Food-Confectionery - 0.6%

Mondelez International, Inc., Class A	88,160	5,472,091

Food-Misc./Diversified - 0.3%

Kraft Heinz Co.	76,765	2,762,772

Hotels/Motels - 0.3%

Marriott International, Inc., Class A†	20,437	2,761,856

Instruments-Controls - 1.1%

Honeywell International, Inc.	43,590	10,108,957

Internet Application Software - 0.2%

Okta, Inc.†	7,849	2,068,996

Internet Content-Entertainment - 5.6%

Facebook, Inc., Class A†	98,820	37,490,332
Netflix, Inc.†	27,828	15,839,419

		53,329,751

Medical Information Systems - 0.1%

Cerner Corp.	18,911	1,443,855

Medical Instruments - 0.8%

Intuitive Surgical, Inc.†	7,432	7,830,058

Medical Products - 0.4%

Align Technology, Inc.†	4,967	3,521,603

Medical-Biomedical/Gene - 4.3%

Amgen, Inc.	36,059	8,132,386
Biogen, Inc.†	9,449	3,202,361
Gilead Sciences, Inc.	78,712	5,728,659
Illumina, Inc.†	9,163	4,188,957
Incyte Corp.†	13,802	1,055,715
Moderna, Inc.†	25,200	9,492,588
Regeneron Pharmaceuticals, Inc.†	6,571	4,424,912
Seagen, Inc.†	11,390	1,908,964
Vertex Pharmaceuticals, Inc.†	16,246	3,253,911

		41,388,453

Networking Products - 1.6%

Cisco Systems, Inc.	264,484	15,609,846

Retail-Apparel/Shoe - 0.6%

Lululemon Athletica, Inc.†	7,853	3,142,535
Ross Stores, Inc.	22,381	2,649,910

		5,792,445

Retail-Auto Parts - 0.3%

O’Reilly Automotive, Inc.†	4,378	2,600,882

Retail-Discount - 1.5%

Costco Wholesale Corp.	27,773	12,650,324
Dollar Tree, Inc.†	14,557	1,317,991

		13,968,315

Retail-Drug Store - 0.3%

Walgreens Boots Alliance, Inc.	54,249	2,753,137

Retail-Restaurants - 0.9%

Starbucks Corp.	73,950	8,688,385

Semiconductor Components-Integrated Circuits - 1.9%

Analog Devices, Inc.	23,149	3,772,129
NXP Semiconductors NV	17,306	3,723,040
QUALCOMM, Inc.	70,793	10,384,625

		17,879,794

Semiconductor Equipment - 2.2%

Applied Materials, Inc.	57,362	7,751,327
ASML Holding NV	4,986	4,153,538
KLA Corp.	9,620	3,270,415
Lam Research Corp.	8,951	5,413,744

		20,589,024

Transport-Rail - 0.5%

CSX Corp.	142,605	4,638,941

Web Hosting/Design - 0.2%

VeriSign, Inc.†	7,068	1,528,526

Web Portals/ISP - 8.1%

Alphabet, Inc., Class A†	12,404	35,896,556
Alphabet, Inc., Class C†	13,345	38,823,808
Baidu, Inc. ADR†	16,261	2,553,302

		77,273,666

Total Long-Term Investment Securities
(cost $264,785,623)		927,172,364

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Registered Investment Companies - 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2)	408,375	408,375

U.S. Government Treasuries - 0.5%

United States Treasury Bills 0.04% due 05/19/2022(3)	1,200,000	1,199,523
0.06% due 04/21/2022(3)	3,500,000	3,498,929

		4,698,452

Total Short-Term Investment Securities
(cost $5,106,767)		5,106,827

REPURCHASE AGREEMENTS - 2.1%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $20,083,000 and collateralized by $20,398,600 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $20,484,662. (cost $20,083,000)	20,083,000	20,083,000

TOTAL INVESTMENTS
(cost $289,975,390)	100.1%	952,362,191
Liabilities in excess of other assets	(0.1)	(1,375,985)

NET ASSETS	100.0%	$950,986,206

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2021.

(2)

At August 31, 2021, the Fund had loaned securities with a total value of $1,609,741. This was secured by collateral of $408,375, which was received in cash and subsequently invested in short-term investments currently valued at $408,375 as reported in the Portfolio of Investments. Additional collateral of $1,242,775 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	10/07/2021 to 10/28/2021	$4,269
United States Treasury Notes/Bonds	0.13% to 6.88%	09/15/2021 to 11/15/2050	1,238,506

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR - American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

79	Long	NASDAQ 100 E-Mini Index	September 2021	$22,575,680	$24,620,350	$2,044,670

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$927,172,364	$—	$—	$927,172,364
Short-Term Investment Securities:
Registered Investment Companies	408,375	—	—	408,375
U.S. Government Treasuries	—	4,698,452	—	4,698,452
Repurchase Agreements	—	20,083,000	—	20,083,000

Total Investments at Value	$927,580,739	$24,781,452	$—	$952,362,191

Other Financial Instruments:†

Futures Contracts	$2,044,670	$—	$—	$2,044,670

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 95.9%
Advertising Services - 0.4%

Trade Desk, Inc., Class A†	152,572	$12,213,389

Apparel Manufacturers - 0.4%

boohoo Group PLC†	3,735,405	14,518,404

Applications Software - 7.3%

Asana, Inc., Class A†	246,927	18,655,335
Intuit, Inc.	7,740	4,381,691
Jamf Holding Corp.†	56,827	1,997,469
Microsoft Corp.	607,812	183,486,287
Monday.com, Ltd.†	3,013	1,143,012
Procore Technologies, Inc.†	3,440	312,008
Sansan, Inc.†	49,600	5,292,951
ServiceNow, Inc.†	22,299	14,352,528
TeamViewer AG†*	279,179	9,299,165

		238,920,446

Auto-Cars/Light Trucks - 0.5%

Ford Motor Co.†	641,495	8,358,680
General Motors Co.†	146,510	7,180,455
Tesla, Inc.†	2,020	1,486,154

		17,025,289

Auto/Truck Parts & Equipment-Original - 0.2%

Aptiv PLC†	50,630	7,705,380

Commercial Services - 0.0%

Legalzoom.com, Inc.†#	9,492	324,911

Commercial Services-Finance - 5.1%

Adyen NV†*#	1,170	3,777,652
Avalara, Inc.†	46,589	8,372,043
FleetCor Technologies, Inc.†	49,691	13,082,646
Global Payments, Inc.	174,132	28,320,829
PayPal Holdings, Inc.†	238,156	68,746,111
Square, Inc., Class A†	126,433	33,892,894
StoneCo, Ltd., Class A†	109,050	5,075,187
WEX, Inc.†	43,156	7,922,147

		169,189,509

Communications Software - 1.0%

RingCentral, Inc., Class A†	19,004	4,793,949
Zoom Video Communications, Inc., Class A†	94,725	27,422,888

		32,216,837

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†	21,220	1,570,068
Autodesk, Inc.†	9,600	2,976,864

		4,546,932

Computer Data Security - 4.2%

Crowdstrike Holdings, Inc., Class A†	164,665	46,270,865
Fortinet, Inc.†	51,836	16,335,597
KnowBe4, Inc., Class A†	78,310	1,927,209
McAfee Corp., Class A	234,567	6,230,100
Rapid7, Inc.†	42,463	5,160,104
Varonis Systems, Inc.†	241,034	16,633,756
Zscaler, Inc.†	167,975	46,754,161

		139,311,792

Computer Services - 1.4%

DXC Technology Co.†	316,280	11,613,802
EPAM Systems, Inc.†	18,535	11,729,133
Genpact, Ltd.	344,707	17,883,399
Infosys, Ltd. ADR	138,462	3,298,165

		44,524,499

Computer Software - 4.6%

Citrix Systems, Inc.	380,340	39,125,576
Cloudflare, Inc., Class A†	25,245	3,048,081
Datadog, Inc., Class A†	76,080	10,483,824
MongoDB, Inc.†	84,470	33,097,880
SentinelOne, Inc., Class A†	73,920	4,725,706
Snowflake, Inc., Class A†	26,789	8,153,232
Twilio, Inc., Class A†	96,265	34,362,754
ZoomInfo Technologies, Inc., Class A†	293,835	19,155,104

		152,152,157

Computers - 1.4%

Apple, Inc.	300,995	45,700,071

Computers-Memory Devices - 2.1%

NetApp, Inc.	76,545	6,807,147
Pure Storage, Inc., Class A†	1,426,799	36,854,218
Seagate Technology Holdings PLC	121,020	10,600,142
Western Digital Corp.†	218,345	13,799,404

		68,060,911

Computers-Other - 0.1%

Lumentum Holdings, Inc.†	36,376	3,151,617

Data Processing/Management - 0.5%

DocuSign, Inc.†	21,365	6,329,167
Fidelity National Information Services, Inc.	33,365	4,263,046
Fiserv, Inc.†	40,130	4,726,913

		15,319,126

E-Commerce/Products - 9.4%

Alibaba Group Holding, Ltd. ADR†	316,143	52,792,720
Amazon.com, Inc.†	59,687	207,161,043
Coupang, Inc.†	220,578	6,608,517
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR†	264,176	2,308,898
Etsy, Inc.†	144,926	31,341,697
Wayfair, Inc., Class A†#	26,734	7,505,570

		307,718,445

E-Commerce/Services - 5.9%

Airbnb, Inc., Class A†	61,007	9,455,475
Auto1 Group SE†*	77,715	3,381,431
Booking Holdings, Inc.†	20,157	46,354,448
Cargurus, Inc.†	57,282	1,740,227
Delivery Hero SE†*	151,985	22,001,350
DoorDash, Inc., Class A†	20,227	3,871,448
Expedia Group, Inc.†	56,485	8,162,082
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	85,869	2,799,329
Kanzhun, Ltd. ADR†	26,930	992,640
Lyft, Inc., Class A†	191,725	9,128,027
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	65,375
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	1,252,000
Match Group, Inc.†	41,368	5,685,618
MercadoLibre, Inc.†	1,540	2,875,873
Shutterstock, Inc.	44,772	5,160,421
Tongcheng-Elong Holdings, Ltd.†	3,876,600	9,021,782
Trainline PLC†*	1,352,363	6,801,306

Trip.com Group, Ltd. ADR†	1,724,089	52,567,474
Zillow Group, Inc., Class A†	12,525	1,197,390

		192,513,696

Educational Software - 0.0%

Duolingo, Inc.†	2,200	285,032

Electronic Components-Misc. - 1.1%

Flex, Ltd.†	833,821	15,492,394
Hoya Corp.	54,100	8,743,335
Taiyo Yuden Co., Ltd.	187,100	10,612,226

		34,847,955

Electronic Components-Semiconductors - 9.6%

Advanced Micro Devices, Inc.†	405,764	44,926,190
Infineon Technologies AG	196,110	8,351,102
IPG Photonics Corp.†	21,940	3,744,719
Marvell Technology, Inc.	778,408	47,630,785
Micron Technology, Inc.	726,544	53,546,293
NVIDIA Corp.	109,965	24,615,665
ON Semiconductor Corp.†	437,905	19,425,466
Qorvo, Inc.†	47,360	8,905,101
Samsung Electronics Co., Ltd.	492,229	32,561,960
SK Hynix, Inc.	165,676	15,217,986
Skyworks Solutions, Inc.	76,648	14,061,842
STMicroelectronics NV	138,960	6,188,167
Texas Instruments, Inc.	47,256	9,021,643
Xilinx, Inc.	184,440	28,697,020

		316,893,939

Electronic Forms - 0.9%

Adobe, Inc.†	46,819	31,073,770

Electronic Measurement Instruments - 0.2%

Koh Young Technology, Inc.	292,172	5,682,417

Enterprise Software/Service - 7.9%

Alteryx, Inc., Class A†	51,690	3,823,509
Atlassian Corp. PLC, Class A†	41,100	15,086,166
Ceridian HCM Holding, Inc.†	87,656	9,848,152
Guidewire Software, Inc.†	102,415	12,132,081
HubSpot, Inc.†	46,505	31,831,277
Paycom Software, Inc.†	59,215	28,950,214
salesforce.com, Inc.†	407,452	108,084,792
UiPath, Inc., Class A†	49,895	3,153,364
Veeva Systems, Inc., Class A†	15,220	5,052,736
Workday, Inc., Class A†	151,903	41,493,823

		259,456,114

Entertainment Software - 0.6%

Electronic Arts, Inc.	96,644	14,033,675
Epic Games, Inc.†(1)(2)	3,904	3,455,040
Take-Two Interactive Software, Inc.†	18,100	2,918,082

		20,406,797

Finance-Credit Card - 0.8%

Mastercard, Inc., Class A	7,670	2,655,584
Visa, Inc., Class A	109,847	25,165,948

		27,821,532

Finance-Other Services - 0.2%

Money Forward, Inc.†#	81,500	6,563,559

Industrial Automated/Robotic - 0.0%

Cognex Corp.	16,200	1,435,644

Internet Application Software - 1.3%

Okta, Inc.†	25,790	6,798,244
Shopify, Inc., Class A†	23,523	35,867,400

		42,665,644

Internet Content-Entertainment - 6.0%

Facebook, Inc., Class A†	362,894	137,674,726
Mail.Ru Group, Ltd. GDR†	1,078,057	21,690,507
Pinterest, Inc., Class A†	177,400	9,858,118
Snap, Inc., Class A†	369,024	28,086,416

		197,309,767

Internet Content-Information/News - 1.1%

Bright Health Group, Inc. Lock-up shares†(2)	181,044	1,592,644
Deliveroo PLC†*	1,904,761	9,123,763
Kuaishou Technology†*	20,200	219,468
Naspers, Ltd., Class N	50,679	8,652,193
Prosus NV	104,166	9,212,254
Tencent Holdings, Ltd.	93,271	5,770,787

		34,571,109

Internet Infrastructure Software - 0.3%

F5 Networks, Inc.†	44,342	9,026,701

Internet Security - 0.7%

FireEye, Inc.†	65,350	1,188,716
NortonLifeLock, Inc.	370,376	9,837,187
Palo Alto Networks, Inc.†	23,260	10,723,790

		21,749,693

Machinery-Electrical - 0.1%

Bloom Energy Corp., Class A†#	84,585	1,811,811

Medical Information Systems - 0.4%

Alignment Healthcare Partners Lock-up shares†(2)	131,699	2,210,765
Doximity, Inc. Class B Lock-up shares†(2)	129,570	11,324,418

		13,535,183

Medical Instruments - 0.2%

Intuitive Surgical, Inc.†	6,194	6,525,751

Medical-Biomedical/Gene - 0.0%

Flame Biosciences, Inc.†(1)(2)	48,560	318,068
Longboard Pharmaceuticals, Inc. Lock-Up Shares†(2)	32,938	293,510
Verily Life Sciences LLC Series B†(1)(2)	6,986	913,210

		1,524,788

Medical-Drugs - 0.0%

Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	0

Networking Products - 0.7%

Arista Networks, Inc.†	30,831	11,392,980

Cisco Systems, Inc.	216,115	12,755,107

		24,148,087

Retail-Apparel/Shoe - 1.5%

Zalando SE†*	441,705	48,920,769

Schools - 0.1%

New Oriental Education & Technology Group, Inc. ADR†	1,493,028	3,374,243

Semiconductor Components-Integrated Circuits - 1.7%

NXP Semiconductors NV	73,240	15,756,121
QUALCOMM, Inc.	109,364	16,042,605
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	213,520	25,411,016

		57,209,742

Semiconductor Equipment - 4.5%

Advantest Corp.	37,900	3,279,625
Applied Materials, Inc.	277,317	37,473,846
ASML Holding NV(XAMS)	14,448	12,018,406
BE Semiconductor Industries NV	171,512	15,605,642
Globalwafers Co., Ltd.	371,705	11,668,802
KLA Corp.	59,919	20,370,063
Lam Research Corp.	25,395	15,359,404
Teradyne, Inc.	179,008	21,738,732
Tokyo Electron, Ltd.	27,800	11,937,209

		149,451,729

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	289,612	11,581,584

Theaters - 0.2%

CTS Eventim AG & Co. KGaA†	127,990	8,254,407

Transport-Services - 0.0%

Didi Global, Inc. Lock-Up Shares†(2)	11,731	366,430

Web Hosting/Design - 0.3%

GoDaddy, Inc., Class A†	69,776	5,115,279
VeriSign, Inc.†	16,405	3,547,745

		8,663,024

Web Portals/ISP - 9.2%

Alphabet, Inc., Class A†	38,876	112,505,200
Alphabet, Inc., Class C†	55,898	162,620,697
Baidu, Inc. ADR†	169,730	26,651,005

		301,776,902

Wireless Equipment - 1.2%

Motorola Solutions, Inc.	24,010	5,863,722
Nokia Oyj ADR†	772,441	4,603,748
Samsung SDI Co., Ltd.	41,166	28,155,279

		38,622,749

Total Common Stocks
(cost $2,498,175,096)		3,150,670,283

CONVERTIBLE PREFERRED SECURITIES - 1.2%
Applications Software - 0.1%

Color Health, Inc. Series D-1†(1)(2)	26,210	1,200,156

Auto-Cars/Light Trucks - 0.2%

GM Cruise Holdings, LLC, Class F†(1)(2)	89,700	2,363,595
Waymo LLC Series A-2†(1)(2)	21,059	1,931,573
Waymo LLC Series B-2†(1)(2)	10,055	922,265

		5,217,433

Commercial Services - 0.1%

Ginkgo Bioworks Series E†(1)(2)	8,722	4,177,513

E-Commerce/Services - 0.4%

JAND, Inc. (dba Warby Parker) Series D†(1)(2)	75,264	2,453,606
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	64,349	2,097,777
JAND, Inc. (dba Warby Parker) Series F†(1)(2)	34,881	1,137,121
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	2,581,250
Rappi, Inc., Series E†(1)(2)	39,184	2,524,356
Rappi, Inc., Series F†(1)(2)	14,609	941,158

		11,735,268

Health Care Providers & Services - 0.0%

PrognomIQ, Inc. Series A-4†(1)(2)	35,670	81,510
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	69,623
PrognomIQ, Inc. Series B†(1)(2)	216,177	493,989

		645,122

IT Services - 0.0%

Mesosphere, Inc. Series D†(1)(2)	151,129	337,018

Medical Instruments - 0.0%

RefleXion Medical, Inc. Series C†(1)(2)	160,251	365,351
Reflexion Medical, Inc. Series D†(1)(2)	67,040	152,842

		518,193

Medical Labs & Testing Services - 0.2%

Freenome Holdings, Inc. Series B Series B†(1)(2)	94,602	625,631
Freenome Holdings, Inc. Series C Series C†(1)(2)	53,807	355,842
Tempus Labs, Inc. Series D†(1)(2)	60,677	3,396,262
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,267,665
Tempus Labs, Inc. Series F†(1)(2)	10,551	607,338
Tempus Labs, Inc. Series G†(1)(2)	6,661	385,271

		7,638,009

Medical Products - 0.0%

Kardium, Inc. Series D-5†(1)(2)	542,402	550,994

Medical-Biomedical/Gene - 0.2%

Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,765,079
National Resilience, Inc. Series B†(1)(2)	69,360	3,080,278

		4,845,357

Medical-Wholesale Drug Distribution - 0.0%

Insitro, Inc. Series B†(1)(2)	52,029	951,667

Retirement/Aged Care - 0.0%

Honor Tech, Inc. Series D†(1)(2)	180,527	653,508

Total Convertible Preferred Securities
(cost $21,120,132)		38,470,238

Escrows and Litigation Trusts - 0.1%

Acerta Pharma B.V.†(1)	1,552,110	1,391,622
Exact Sciences CMO Milestone†(1)	216,096	172,877
Exact Sciences Expense Fund†(1)	220	209
Exact Sciences FDA Milestone†(1)	108,048	86,438

Total Escrows and Litigation Trusts
(cost $1,552,109)		1,651,146

Total Long-Term Investment Securities
(cost $2,520,847,337)		3,190,791,667

SHORT-TERM INVESTMENT SECURITIES - 1.3%
Registered Investment Companies - 1.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(3)(4)	5,135,648	5,135,648
T. Rowe Price Government Reserve Fund 0.05%(3)	38,530,269	38,530,269

Total Short-Term Investment Securities
(cost $44,165,917)		44,165,917

REPURCHASE AGREEMENTS - 0.0%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $1,137,000 and collateralized by $1,154,900 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $1,159,773 (cost $1,137,000)	$1,137,000	1,137,000

TOTAL INVESTMENTS
(cost $2,566,150,254)	98.4%	3,236,094,584
Other assets less liabilities	1.6	51,896,965

NET ASSETS	100.0%	$3,287,991,549

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $103,524,904 representing 3.1% of net assets.

#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
Alignment Healthcare Partners Lock-up Shares	02/28/2021	131,699	$1,062,887	$2,210,765	$16.79	0.07
Bright Health Group, Inc. Lock-up Shares	09/16/2020	181,044	1,232,167	1,592,644	8.80	0.05
Didi Global, Inc. Lock-up Shares	10/15/2015	11,731	321,737	366,430	31.24	0.01
Doximity, Inc., Class B Lock-up Shares	04/10/2014	129,570	312,316	11,324,418	87.40	0.34
Epic Games, Inc.	06/18/2020	2,883	1,657,725
	03/29/2021	1,021	903,585

		3,904	2,561,310	3,455,040	885.00	0.11

Flame Biosciences, Inc.	09/28/2020	48,560	318,068	318,068	6.55	0.01
JAND, Inc., (dba Warby Parker), Class A	04/23/2015	33,706	387,123
	03/09/2018	52,163	819,846

		85,869	1,206,969	2,799,329	32.60	0.09

Longboard Pharmaceuticals, Inc. Lock-up Shares	10/27/2020	32,938	238,680	293,510	8.91	0.01
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233	65,375	125.00	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	1,252,000	125.00	0.04
Verily Life Sciences LLC
Series B	01/23/2019	6,986	861,094	913,210	130.72	0.03
Convertible Preferred Securities
Caris Life Sciences, Inc.
Series C	08/14/2020	217,911	601,434	1,765,079	8.10	0.05
Color Health, Inc.
Series D-1	01/13/2020	26,210	543,971	1,200,156	45.79	0.04
Freenome Holdings, Inc.
Series B	06/24/2019	94,602	431,111	625,631	6.61	0.02
Freenome Holdings, Inc.
Series C	08/14/2020	53,807	355,842	355,842	6.61	0.01
Ginkgo Bioworks
Series E	09/09/2019	6,443	967,674
	09/30/2019	2,279	324,284

		8,722	1,291,958	4,177,513	478.96	0.13

GM Cruise Holdings, LLC
Class F	05/07/2019	89,700	1,637,025	2,363,595	26.35	0.07
Honor Tech, Inc.
Series D	10/16/2020	180,527	434,723	653,508	3.62	0.02
Insitro, Inc.
Series B	05/21/2020	52,029	324,177	951,667	18.29	0.03
JAND, Inc., (dba Warby Parker),
Series D	04/23/2015	75,264	864,429	2,453,606	32.60	0.07
JAND, Inc., (dba Warby Parker),
Series E	03/09/2018	64,349	1,011,373	2,097,777	32.60	0.06
JAND, Inc., (dba Warby Parker),
Series F	04/03/2020	34,881	679,939	1,137,121	32.60	0.03
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	550,994	1.02	0.02
Maplebear, Inc., (dba Instacart)
Series G	07/02/2020	20,650	993,098	2,581,250	125.00	0.08
Mesophere, Inc.
Series D	05/04/2018	151,129	1,670,656	337,018	2.23	0.01
National Resilience, Inc.
Series B	10/23/2020	69,360	947,458	3,080,278	44.41	0.09
PrognomIQ, Inc.
Series A-4	11/15/2019	35,670	81,510	81,510	2.29	0.00
PrognomIQ, Inc.
Series A-5	05/12/2020	30,468	69,623	69,623	2.29	0.00
PrognomIQ, Inc.
Series B	09/11/2020	216,177	493,989	493,989	2.29	0.02
Rappi, Inc.,
Series E	09/08/2020	39,184	2,341,089	2,524,356	64.42	0.08
Rappi, Inc.,
Series F	07/08/2021	14,609	941,158	941,158	64.42	0.03
RefleXion Medical, Inc.
Series C	04/03/2018	160,251	271,145	365,351	2.28	0.01
RefleXion Medical, Inc.
Series D	04/04/2020	67,040	127,808	152,842	2.28	0.00
Tempus Labs, Inc.
Series D	03/16/2018	60,677	568,780	3,396,262	55.97	0.10
Tempus Labs, Inc.
Series E	08/23/2018	39,722	665,058	2,267,665	57.09	0.07
Tempus Labs, Inc.
Series F	04/30/2019	10,551	261,239	607,338	57.56	0.02
Tempus Labs, Inc.
Series G	02/06/2020	6,661	255,465	385,271	57.84	0.01
Waymo LLC
Series A-2	05/08/2020	21,059	1,808,277	1,931,573	91.72	0.06
Waymo LLC
Series B-2	06/11/2021	10,055	922,265	922,265	91.72	0.03

				$63,061,027		1.92%

(3)	The rate shown is the 7-day yield as of August 31, 2021.
(4)

At August 31, 2021, the Fund had loaned securities with a total value of $16,043,696. This was secured by collateral of $5,135,648 which was received in cash and subsequently invested in short-term investments currently valued at $5,135,648 as reported in the Portfolio of Investments. Additional collateral of $11,779,692 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/14/2021 to 02/24/2022	$478,478
United States Treasury Notes/Bonds	0.07% to 8.00%	09/30/2021 to 08/15/2050	11,301,214

ADR - American Depositary Receipt

CVR - Contingent Value Rights

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
E-Commerce/Services	188,396,992	—	4,116,704	192,513,696
Entertainment Software	16,951,757	—	3,455,040	20,406,797
Internet Content-Information/News	32,978,465	1,592,644	—	34,571,109
Medical Information Systems	—	13,535,183	—	13,535,183
Medical-Biomedical/Gene	—	293,510	1,231,278	1,524,788
Medical-Drugs	—	—	0	0
Transport-Services	—	366,430	—	366,430
Other Industries	2,887,752,280	—	—	2,887,752,280
Convertible Preferred Securities	—	—	38,470,238	38,470,238
Escrows and Litigation Trusts	—	—	1,651,146	1,651,146
Short-Term Investment Securities	44,165,917	—	—	44,165,917
Repurchase Agreements	—	1,137,000	—	1,137,000

Total Investments at Value	$3,170,245,411	$16,924,767	$48,924,406	$3,236,094,584

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
Balance as of May 31, 2021	$8,167,707	38,494,347	$1,458,535
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	1,302,256
Realized Loss	—	—	—
Change in unrealized appreciation (1)	692,911	11,621,947	19,449
Change in unrealized depreciation (1)	(57,596)	(225,986)	(1,129,094)
Net Purchases	—	1,863,422	1,552,110
Net Sales	—	—	(1,552,110)
Transfers into Level 3	—	—	—
Transfers out of Level 3 (2)	—	(13,283,492)	—

Balance as of August 31, 2021	$8,803,022	38,470,238	$1,651,146

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2021 includes:

Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
$649,528	$4,046,594	$(141,039)

(2)	Private Convertible Preferred Securities were converted to Common Stock Lockup Shares following the Companies’ IPO listings. Securities are now valued using Level 2 Inputs.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2021.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 8/31/21	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)#
Common Stocks	$5,090,483	Market Approach	Market Transaction Price*	$6.55-$885.00 ($633.43019)

	$2,799,329	Market Approach	Transaction Price*	$24.5310
			Sales Multiple*	6.3x
			Gross Profit Multiple*	9.65x
			Discount for Lack of Marketability	10.0%

	$913,210	Market Approach	Transaction Price*	$136.9300
			Sales Multiple*	20.35x
			Discount for Lack of Marketability	10.0%

	$0	Income Approach	Estimated Future Cash Distribution*	$0.00

Convertible Preferred Securities	$21,610,666	Market Approach	Market Transaction Price*	$1.01584 -$125.00000 ($50.90983)

	$6,656,536	Market Approach	Market Transaction Price*	$57.3069
			Future Dividend Payout Adjustment	(2.3%)-0.9% ((1.22%))

	$4,177,513	Market Approach	Last Sale of Acquiring Company*	$9.9700
			Conversion Ratio*	48.0404x

	$337,018	Market Approach	Transaction Price*	$11.0500
			Sales Multiple*	3.6x
			Gross Profit Multiple*	4.6x
			Discount for Lack of Marketability	10.0%

	$5,688,504	Market Approach	Transaction Price*	$24.5310
			Sales Multiple*	6.3x
			Gross Profit Multiple*	9.65x
			Discount for Lack of Marketability	10.0%

Escrow and Litigation Trusts	$1,651,146	Income Approach	Estimated Future Cash Distribution*	$0.8000-$0.9500 ($0.83943)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

#	The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 98.2%
Aerospace/Defense-Equipment - 0.7%

Hexcel Corp.†	93,457	$5,299,946

Airlines - 0.2%

Frontier Group Holdings, Inc.†	85,361	1,308,584

Applications Software - 6.4%

ACV Auctions, Inc., Class A†	61,479	1,254,787
DigitalOcean Holdings, Inc.†	146,128	9,013,175
Duck Creek Technologies, Inc.†	159,246	7,425,641
Elastic NV†	54,517	8,698,187
JFrog, Ltd.†#	124,877	4,800,272
Medallia, Inc.†	98,890	3,339,515
Outset Medical, Inc.†	144,609	7,127,778
ServiceTitan, Inc.†(1)(2)	191	22,722
Smartsheet, Inc., Class A†	118,569	9,434,535
Toast, Inc.†(1)(2)	11	1,650
Viant Technology, Inc., Class A†	75,423	1,037,066

		52,155,328

Audio/Video Products - 1.1%

Sonos, Inc.†	229,826	9,130,987

Auto/Truck Parts & Equipment-Original - 1.0%

Fox Factory Holding Corp.†	55,051	8,459,687

Banks-Commercial - 1.8%

First Financial Bankshares, Inc.	167,138	7,959,112
Grasshopper Bancorp, Inc.†(1)(2)	5,208	23,696
Pinnacle Financial Partners, Inc.	66,204	6,416,492

		14,399,300

Banks-Regional - 0.0%

Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	36,672
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	18,012

		54,684

Building & Construction Products-Misc. - 2.2%

AZEK Co., Inc.†	230,089	9,776,481
Simpson Manufacturing Co., Inc.	71,805	8,124,736

		17,901,217

Building-Mobile Home/Manufactured Housing - 0.8%

Winnebago Industries, Inc.	93,950	6,540,799

Building-Residential/Commercial - 0.7%

Tri Pointe Homes, Inc.†	240,054	5,706,084

Casino Hotels - 1.3%

Boyd Gaming Corp.†	178,699	10,966,758

Cellular Telecom - 0.0%

NII Holdings, Inc.†(1)	3,000	6,420

Chemicals-Specialty - 0.2%

Zymergen, Inc.†#	103,465	1,357,461

Commercial Services - 0.5%

LiveRamp Holdings, Inc.†	87,878	4,306,022

Commercial Services-Finance - 0.6%

Repay Holdings Corp.†	229,421	5,278,977

Computer Data Security - 1.1%

CyberArk Software, Ltd.†	54,507	9,153,906

Computer Services - 1.4%

Globant SA†	35,976	11,594,345

Computer Software - 1.9%

Bandwidth, Inc., Class A†	60,091	6,183,364
Checkr, Inc.†(1)(2)	1,956	105,624
Envestnet, Inc.†	118,191	9,439,915

		15,728,903

Consumer Products-Misc. - 1.3%

Helen of Troy, Ltd.†	45,152	10,799,907

Diagnostic Kits - 1.2%

Natera, Inc.†	82,078	9,720,498

Disposable Medical Products - 0.9%

CONMED Corp.	56,123	7,371,195

Distribution/Wholesale - 1.2%

Leslie’s, Inc.†	125,049	3,016,182
SiteOne Landscape Supply, Inc.†	34,085	6,820,408

		9,836,590

Diversified Manufacturing Operations - 2.3%

Carlisle Cos., Inc.	39,843	8,396,514
ITT, Inc.	110,635	10,584,450

		18,980,964

Drug Delivery Systems - 1.3%

Heron Therapeutics, Inc.†#	376,090	4,388,971
Revance Therapeutics, Inc.†	230,376	6,169,469

		10,558,440

Drug Detection Systems - 0.2%

Rapid Micro Biosystems, Inc., Class A†	81,245	1,535,530

E-Commerce/Products - 0.7%

1stdibs.com, Inc.† Lock-up shares(2)	3,703	57,376
Figs, Inc., Class A†#	63,469	2,602,864
RealReal, Inc.†	275,899	3,432,183

		6,092,423

E-Commerce/Services - 1.5%

Bumble, Inc., Class A†	108,617	5,919,626
Eventbrite, Inc., Class A†#	228,801	4,045,202
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	4,462	145,461
MediaAlpha, Inc., Class A†	93,301	2,069,416
Rover Group, Inc. Lock-up shares†(2)	8,145	89,913
Rover Group, Inc. Earnout Shares $12.00†(1)	8,145	3,936
Rover Group, Inc. Earnout Shares $14.00†(1)	8,145	3,798
Rover Group, Inc. Earnout Shares $16.00†(1)	8,145	918

		12,278,270

Educational Software - 0.4%

Duolingo, Inc.†	23,303	3,019,137

Electric Products-Misc. - 1.2%

Littelfuse, Inc.	35,429	10,111,437

Electronic Components-Semiconductors - 1.7%

Cree, Inc.†	83,668	7,110,106
Semtech Corp.†	94,552	6,611,076

		13,721,182

Electronic Measurement Instruments - 1.1%

Itron, Inc.†	105,386	8,853,478

Energy-Alternate Sources - 2.2%

Array Technologies, Inc.†	176,300	3,362,041
Shoals Technologies Group, Inc., Class A†	186,145	6,062,743
SolarEdge Technologies, Inc.†	29,268	8,481,281

		17,906,065

Enterprise Software/Service - 5.4%

Blackline, Inc.†	77,527	8,458,196
Cardlytics, Inc.†#	61,760	5,606,573
Everbridge, Inc.†	64,710	10,157,528
Evolent Health, Inc., Class A†	247,534	6,079,435
ManTech International Corp., Class A	83,882	6,640,938
Paycor HCM, Inc.†	78,238	2,890,894
Vertex, Inc., Class A†	192,237	3,979,306

		43,812,870

Finance-Credit Card - 0.5%

I3 Verticals, Inc., Class A†	141,077	4,078,536

Finance-Investment Banker/Broker - 0.9%

Evercore, Inc., Class A	51,243	7,155,573

Food-Retail - 0.6%

Deliveroo Holdings PLC Lock-Up Shares†(2)	126,800	577,001
Grocery Outlet Holding Corp.†	150,463	3,916,552

		4,493,553

Food-Wholesale/Distribution - 1.7%

Performance Food Group Co.†	276,652	13,893,463

Insurance-Property/Casualty - 0.2%

Lemonade, Inc.†#	18,473	1,395,450

Internet Application Software - 1.0%

Anaplan, Inc.†	132,830	7,967,143

Internet Content-Information/News - 0.0%

Bright Health Group, Inc. Lock-up shares†(2)	20,157	177,321

Investment Management/Advisor Services - 0.9%

Focus Financial Partners, Inc., Class A†	140,329	7,280,269

Lasers-System/Components - 1.1%

II-VI, Inc.†#	143,478	9,036,244

Machinery-Electrical - 1.4%

Bloom Energy Corp., Class A†#	192,375	4,120,672
Vertiv Holdings Co.	245,993	6,929,623

		11,050,295

Machinery-General Industrial - 1.3%

Applied Industrial Technologies, Inc.	118,446	10,519,189

Machinery-Pumps - 0.6%

Graco, Inc.	61,964	4,859,217

Medical Information Systems - 0.0%

Alignment Healthcare Partners Lock-up shares†(2)	11,460	192,373

Medical Instruments - 1.0%

NuVasive, Inc.†	132,957	8,261,948

Medical Labs & Testing Services - 0.5%

Personalis, Inc.†	196,110	4,153,610

Medical Products - 3.0%

iRhythm Technologies, Inc.†	64,691	3,092,230
Nevro Corp.†	55,767	6,803,574
Shockwave Medical, Inc.†	67,539	14,467,529

		24,363,333

Medical-Biomedical/Gene - 13.7%

ACADIA Pharmaceuticals, Inc.†	158,238	2,770,747
ADC Therapeutics SA†	160,209	4,673,297
Allogene Therapeutics, Inc.†	67,334	1,605,916
Amicus Therapeutics, Inc.†	577,649	6,579,422
Apellis Pharmaceuticals, Inc.†	35,285	2,323,517
Arrowhead Pharmaceuticals, Inc.†	124,465	8,354,091
Atara Biotherapeutics, Inc.†	283,969	4,253,856
Avrobio, Inc.†	201,792	1,343,935
Berkeley Lights, Inc.†#	72,888	2,591,897
Biohaven Pharmaceutical Holding Co., Ltd.†	88,206	11,576,155
Blueprint Medicines Corp.†	76,835	7,166,400
Bridgebio Pharma, Inc.†#	95,509	4,785,956
Cogent Biosciences, Inc. CVR†(1)	30,000	0
Fate Therapeutics, Inc.†	62,659	4,589,772
FibroGen, Inc.†	112,496	1,308,328
Flame Biosciences, Inc.†(1)(2)	3,800	24,890
Generation Bio Co.†	57,394	1,434,850
Halozyme Therapeutics, Inc.†	261,002	10,959,474
Intercept Pharmaceuticals, Inc.†#	3,046	45,416
Kronos Bio, Inc.†#	100,723	2,106,118
Orchard Therapeutics PLC ADR†#	194,843	537,767
Proteostasis Therapeutics, Inc. CVR†#(1)	60,500	0
REGENXBIO, Inc.†	122,253	3,948,772
Relay Therapeutics, Inc.†	100,464	3,217,862
Restorbio, Inc. CVR†(1)	4,285	0
REVOLUTION Medicines, Inc.†	85,910	2,499,122
Rubius Therapeutics, Inc.†	135,148	2,935,415
Sage Therapeutics, Inc.†	44,023	2,034,303
Sana Biotechnology, Inc.†#	89,566	2,148,688
Seer, Inc.†#	57,789	2,310,404
Twist Bioscience Corp.†	79,168	8,962,609
Verve Therapeutics, Inc.†	66,630	4,661,435

		111,750,414

Medical-Drugs - 1.3%

Alector, Inc.†	139,607	3,773,577
Clementia Pharmaceuticals, Inc. CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	268,883	4,296,750
PMV Pharmaceuticals Inc†	74,950	2,274,733

		10,345,060

Medical-Generic Drugs - 1.0%

Arvinas, Inc.†	94,769	8,170,035

Medical-Hospitals - 0.9%

Acadia Healthcare Co., Inc.†	114,225	7,552,557

Medical-Outpatient/Home Medical - 0.5%

Amedisys, Inc.†	21,162	3,882,169

Metal Processors & Fabrication - 0.4%

Xometry, Inc. Lock-Up Shares†(2)	6,450	445,286

Xometry, Inc., Class A†	42,030	3,054,320

		3,499,606

Miscellaneous Manufacturing - 1.6%

John Bean Technologies Corp.	73,693	10,751,072
Sight Sciences, Inc.†	89,611	2,544,056

		13,295,128

Oil Companies-Exploration & Production - 0.0%

Venture Global LNG, Inc., Series B†(1)(2)	4	18,361
Venture Global LNG, Inc., Series C†(1)(2)	59	270,815

		289,176

Physicians Practice Management - 0.5%

Accolade, Inc.†	94,360	4,470,777

Publishing-Newspapers - 0.5%

New York Times Co., Class A	84,653	4,298,679

Real Estate Investment Trusts - 1.2%

CubeSmart	96,824	5,180,084
Terreno Realty Corp.	71,928	4,805,510

		9,985,594

Recreational Centers - 0.9%

Planet Fitness, Inc., Class A†	92,006	7,480,088

Resorts/Theme Parks - 1.1%

Marriott Vacations Worldwide Corp.†	34,259	5,123,434
Six Flags Entertainment Corp.†	92,039	3,887,727

		9,011,161

Retail-Apparel/Shoe - 0.0%

Allbirds, Inc.†(1)(2)	5,670	65,559

Retail-Automobile - 1.8%

Lithia Motors, Inc.	26,690	8,842,397
Rush Enterprises, Inc., Class A	129,649	5,717,521

		14,559,918

Retail-Consumer Electronics - 0.0%

Zagg, Inc.†(1)	20,000	6,000

Retail-Floor Coverings - 1.0%

Floor & Decor Holdings, Inc., Class A†	65,751	8,107,098

Retail-Pet Food & Supplies - 1.6%

Freshpet, Inc.†	60,364	7,735,043
Petco Health & Wellness Co., Inc.†	266,135	5,729,887

		13,464,930

Retail-Restaurants - 1.2%

Texas Roadhouse, Inc.	103,912	9,871,640

Retail-Vision Service Center - 1.6%

National Vision Holdings, Inc.†	218,247	13,090,455

Schools - 0.5%

Bright Horizons Family Solutions, Inc.†	26,734	3,896,748

Semiconductor Equipment - 1.4%

Entegris, Inc.	16,361	1,965,611
MKS Instruments, Inc.	62,585	9,211,260

		11,176,871

Software Tools - 0.8%

Digital Turbine, Inc.†	116,281	6,796,624

Steel Pipe & Tube - 1.2%

Advanced Drainage Systems, Inc.	85,695	9,782,084

Telecom Equipment-Fiber Optics - 0.6%

Ciena Corp.†	83,671	4,780,124

Therapeutics - 0.2%

G1 Therapeutics, Inc.†#	132,707	2,006,530

Tools-Hand Held - 1.0%

MSA Safety, Inc.	52,016	8,470,285

Transport-Truck - 1.8%

Saia, Inc.†	59,940	14,393,392

Veterinary Diagnostics - 0.0%

Elanco Animal Health, Inc. CVR†(1)	3,000	0

Web Hosting/Design - 0.7%

Q2 Holdings, Inc.†	62,252	5,483,779

Total Common Stocks
(cost $721,238,119)		802,807,392

CONVERTIBLE PREFERRED SECURITIES - 0.9%
Applications Software - 0.2%

Convoy, Inc., Series C†(1)(2)	12,094	140,895
Convoy, Inc., Series D†(1)(2)	7,659	89,227
Haul Hub, Inc., Series B†(1)(2)	2,168	31,610
ServiceTitan, Inc., Series A1†(1)(2)	4	476
ServiceTitan, Inc., Series D†(1)(2)	1,942	231,022
Toast, Inc., Series B†(1)(2)	98	14,700
Toast, Inc., Series D†(1)(2)	7,194	1,079,100
Toast, Inc., Series F†(1)(2)	594	89,100

		1,676,130

Auto Components - 0.0%

Sila Nanotechnologies, Inc., Series F†(1)(2)	2,608	107,640

Auto-Cars/Light Trucks - 0.3%

Rivian Automotive, Inc., Series D†(1)(2)	12,194	866,140
Rivian Automotive, Inc., Series E†(1)(2)	12,772	907,195
Rivian Automotive, Inc., Series F†(1)(2)	8,328	591,538

		2,364,873

Computer Software - 0.1%

Checkr, Inc., Series C†(1)(2)	2,998	161,892
Checkr, Inc., Series D†(1)(2)	4,084	220,536

		382,428

E-Commerce/Services - 0.1%

Farmer’s Business Network, Inc., Series C†(1)(2)	8,287	515,102
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	5,505	179,463

JAND, Inc. (dba Warby Parker) Series F†(1)(2)	5,440	177,344

		871,909

Enterprise Software/Service - 0.1%

Plex Systems Holdings, Inc., Series B†(1)(2)	50,422	477,496
Seismic Software, Inc., Series E†(1)(2)	11,680	168,496
Seismic Software, Inc., Series F†(1)(2)	875	12,623

		658,615

Footwear & Related Apparel - 0.0%

Allbirds, Inc., Series A†(1)(2)	1,850	21,390
Allbirds, Inc., Series B†(1)(2)	325	3,758
Allbirds, Inc., Series C†(1)(2)	3,110	35,959
Allbirds, Inc., Series SEED †(1)(2)	995	11,505

		72,612

Industrial Automated/Robotic - 0.0%

Nuro, Inc. Series C†(1)(2)	6,234	81,382

Medical Products - 0.0%

Kardium, Inc., Series D-6†(1)(2)	58,843	59,775

Medical-Biomedical/Gene - 0.1%

Caris Life Sciences, Inc., Series C†(1)(2)	17,921	145,160
National Resilience, Inc., Series B†(1)(2)	5,496	244,077

		389,237

Retail-Restaurants - 0.0%

Cava Group, Inc., Series E†(1)(2)	6,606	248,584

Retirement/Aged Care - 0.0%

Honor Tech, Inc., Series D†(1)(2)	43,123	156,105

Storage/Warehousing - 0.0%

Flexe, Inc., Series C†(1)(2)	4,643	56,492

Total Convertible Preferred Securities
(cost $2,520,565)		7,125,782

WARRANTS - 0.0%
Banks-Commercial - 0.0%

Grasshopper Bancorp, Inc.†(1)(2) Expires 10/12/2028	1,009	0

Banks-Regional - 0.0%

Dogwood State Bank†(1)(2) Expires 05/01/2024	456	1,810

Total Warrants
(cost $0)		1,810

Total Long-Term Investment Securities
(cost $723,758,684)		809,934,984

SHORT-TERM INVESTMENT SECURITIES - 1.1%
Registered Investment Companies - 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(3)(4) (cost $8,710,021)	8,710,021	8,710,021

TOTAL INVESTMENTS
(cost $732,468,705)	100.2%	818,645,005
Liabilities in excess of other assets	(0.2)	(1,281,608)

NET ASSETS	100.0%	$817,363,397

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
1stdibs.com, Inc. (Lock-up Shares)	02/07/2019	3,703	$55,667	$57,376	$15.49	0.01%
Alignment Healthcare Partners	02/28/2020	11,460	92,489	192,373	16.79	0.02
Allbirds, Inc.	10/10/2018	4,690	51,436
	12/21/2018	980	10,748

		5,670	62,184	65,559	11.56	0.01

Bright Health, Inc.	09/16/2020	20,157	137,187	177,321	8.80	0.02
Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	44,688	105,624	54.00	0.01

Deliveroo Holdings PLC	09/12/2017	123,600	218,507
	05/16/2019	3,200	6,686

		126,800	225,193	577,001	4.55	0.07

Dogwood State Bank (Non-voting Shares)	05/06/2019	3,056	30,560	36,672	12.00	0.00
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	18,012	12.00	0.00
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	24,890	6.55	0.00
Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	23,696	4.55	0.00

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	145,461	32.60	0.02
Rover Group, Inc.	05/11/2018	7,613	55,222
	05/25/2018	532	3,476

		8,145	58,698	89,913	11.04	0.01

ServiceTitan, Inc.	11/09/2018	191	5,022	22,722	118.96	0.00
Toast, Inc.	09/14/2018	11	190	1,650	150.00	0.00
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	270,815	4,590.09	0.03

Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	18,361	4,590.09	0.00
Xometry, Inc.	07/20/2020	3,829	44,579
	09/04/2020	2,621	20,968

		6,450	65,547	445,286	69.04	0.05

Convertible Preferred Securities
Allbirds, Inc. Series A	10/10/2018	1,850	20,289	21,390	11.56	0.00
Allbirds, Inc. Series B	10/10/2018	325	3,565	3,758	11.56	0.00
Allbirds, Inc. Series C	10/09/2018	3,110	34,108	35,959	11.56	0.00
Allbirds, Inc. Series Seed	10/10/2018	995	10,912	11,505	11.56	0.00
Caris Life Sciences, Inc.	08/14/2020	17,921	49,462	145,160	8.10	0.02
Cava Group, Inc.	06/23/2020	6,606	149,692	248,584	37.63	0.03
Checkr, Inc., Series C	04/10/2018	2,998	40,926	161,892	54.00	0.02
Checkr, Inc., Series D	09/06/2019	4,084	123,527	220,536	54.00	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	140,895	11.65	0.02
Convoy, Inc., Series D	10/30/2019	7,659	103,703	89,227	11.65	0.01
Farmer’s Business Network, Inc., Series C	11/03/2017	8,287	153,012	515,102	62.16	0.05
Flexe, Inc.	11/18/2020	4,643	56,492	56,492	12.17	0.05
Haul Hub, Inc.	02/14/2020	2,168	31,609	31,610	14.58	0.00
Honor Tech, Inc.	10/16/2020	43,123	103,844	156,105	3.62	0.02
JAND, Inc. (dba Warby Parker) Series E	03/09/2018	5,505	86,522	179,463	32.60	0.02
JAND, Inc. (dba Warby Parker) Series F	04/03/2020	5,440	106,042	177,344	32.60	0.02
Kardium, Inc.	01/08/2021	58,843	59,775	59,775	1.02	0.01
National Resilience, Inc.	10/23/2020	5,496	75,075	244,077	44.41	0.03
Nuro, Inc.	10/30/2020	6,234	81,382	81,382	13.05	0.01
Plex Systems Holdings, Inc., Series B	06/09/2014	50,422	115,683	477,496	9.47	0.06
Rivian Automative, Inc. Series D	12/23/2019	12,194	131,012	866,140	71.03	0.11
Rivian Automative, Inc. Series E	07/10/2020	12,772	197,838	907,195	71.03	0.11
Rivian Automative, Inc. Series F	01/19/2021	8,328	306,887	591,538	71.03	0.07
Seismic Software Holdings, Inc., Series E	12/13/2018	11,680	73,632	168,496	14.43	0.02
Seismic Software Holdings, Inc., Series F	09/25/2020	875	7,692	12,623	14.43	0.00
ServiceTitan, Inc., Series A1	11/09/2018	4	105	476	118.96	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	231,022	118.96	0.03
Sila Nanotechnologies, Inc., Series F	01/07/2021	2,608	107,639	107,640	41.27	0.01
Toast, Inc., Series B	09/14/2018	98	1,696	14,700	150.00	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	1,079,100	150.00	0.13
Toast, Inc., Series F	02/14/2020	594	26,997	89,100	150.00	0.01
Warrants
Dogwood State Bank Expires 05/01/2024	05/06/2019	456	0	1,810	3.97	0.00
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	0	0	0.00	0.00

				$9,400,324		1.14%

(3)

At August 31, 2021, the Fund had loaned securities with a total value of $35,831,657. This was secured by collateral of $8,710,021, which was received in cash and subsequently invested in short-term investments currently valued at $8,710,021 as reported in the Portfolio of Investments. Additional collateral of $28,193,439 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/23/2021 to 01/13/2022	$1,845,198
United States Treasury Notes/Bonds	0.13% to 8.00%	09/15/2021 to 05/15/2051	26,348,241

(4)	The rate shown is the 7-day yield as of August 31, 2021.
ADR	- American Depositary Receipt
CVR	- Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$52,130,956	$—	$24,372	$52,155,328
Banks - Commercial	14,375,604	—	23,696	14,399,300
Banks - Regional	—	—	54,684	54,684
Cellular Telecom	—	—	6,420	6,420
Computer Software	15,623,279	—	105,624	15,728,903
E-Commerce/Products	6,035,047	57,376	—	6,092,423
E-Commerce/Services	12,034,244	89,913	154,113	12,278,270
Food-Retail	3,916,552	577,001	—	4,493,553
Internet Content-Information/News	—	177,321	—	177,321
Medical Information Systems	—	192,373	—	192,373
Medical-Biomedical/Gene	111,725,524	—	24,890	111,750,414
Medical-Drugs	10,345,060	—	0	10,345,060
Metal Processors & Fabrication	3,054,320	445,286	—	3,499,606
Oil Companies-Exploration & Production	—	—	289,176	289,176
Retail - Apparel/Shoe	—	—	65,559	65,559
Retail - Consumer Electronics	—	—	6,000	6,000
Veterinary Diagnostics	—	—	0	0
Other Industries	571,273,002	—	—	571,273,002
Convertible Preferred Securities	—	—	7,125,782	7,125,782
Warrants	—	—	1,810	1,810
Short-Term Investment Securities	8,710,021	—	—	8,710,021

Total Investments at Value	$809,223,609	$1,539,270	$7,882,126	$818,645,005

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 93.3%
Advanced Materials - 0.1%

Haynes International, Inc.	5,704	$223,882
Lydall, Inc.†	7,983	494,787
Materion Corp.	9,299	679,106
Meta Materials, Inc.†	28,082	130,581

		1,528,356

Advertising Sales - 0.1%

Boston Omaha Corp., Class A†	7,956	284,427
Clear Channel Outdoor Holdings, Inc.†	165,753	435,930

		720,357

Advertising Services - 0.0%

Advantage Solutions, Inc.†#	34,866	303,683
Fluent, Inc.†	19,783	53,810
National CineMedia, Inc.	26,853	68,744
Stagwell, Inc.†	28,523	199,090

		625,327

Aerospace/Defense - 0.2%

AeroVironment, Inc.†	10,260	1,050,214
AerSale Corp.†	4,125	55,811
Kratos Defense & Security Solutions, Inc.†	55,991	1,384,097
National Presto Industries, Inc.	2,335	195,066

		2,685,188

Aerospace/Defense-Equipment - 0.4%

AAR Corp.†	15,522	525,420
Aerojet Rocketdyne Holdings, Inc.	34,173	1,418,863
Astronics Corp.†	10,954	146,345
Barnes Group, Inc.	21,609	1,030,101
Ducommun, Inc.†	4,965	261,655
Kaman Corp.	12,610	492,799
Moog, Inc., Class A	13,211	1,049,482
Park Aerospace Corp.	8,917	130,010
Triumph Group, Inc.†	23,542	434,585

		5,489,260

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†	4,544	140,909
Marrone Bio Innovations, Inc.†#	45,721	45,721

		186,630

Agricultural Operations - 0.1%

Andersons, Inc.	14,358	436,196
AppHarvest, Inc.†#	21,883	183,817
Cadiz, Inc.†#	9,078	122,008
Fresh Del Monte Produce, Inc.	15,314	503,524
Limoneira Co.	7,159	117,766
Tejon Ranch Co.†	9,510	182,782
Vital Farms, Inc.†	11,210	201,556

		1,747,649

Airlines - 0.3%

Allegiant Travel Co.†	6,917	1,331,107
Frontier Group Holdings, Inc.†	15,890	243,594
Hawaiian Holdings, Inc.†	23,076	466,597
Mesa Air Group, Inc.†	15,657	124,943
SkyWest, Inc.†	22,731	1,060,401
Spirit Airlines, Inc.†	44,879	1,100,882
Sun Country Airlines Holdings, Inc.†	7,913	256,302

		4,583,826

Apparel Manufacturers - 0.2%

Fossil Group, Inc.†	21,524	288,422
Kontoor Brands, Inc.#	23,674	1,277,449
Oxford Industries, Inc.	7,335	662,350
PLBY Group, Inc.†#	4,947	122,933
Superior Group of Cos., Inc.	5,252	125,208
Urban Outfitters, Inc.†	31,312	1,033,922

		3,510,284

Appliances - 0.1%

Aterian, Inc.†#	9,030	53,819
Hamilton Beach Brands Holding Co., Class A	3,388	57,596
iRobot Corp.†	12,766	1,035,578

		1,146,993

Applications Software - 1.0%

Agilysys, Inc.†	8,692	493,966
Alkami Technology, Inc.†	3,178	90,764
Appfolio, Inc., Class A†	8,552	1,009,991
Asana, Inc., Class A†	33,752	2,549,964
BM Technologies, Inc.†	2,110	20,552
Brightcove, Inc.†	18,351	208,467
Cerence, Inc.†	17,271	1,872,867
Digi International, Inc.†	15,411	338,734
DigitalOcean Holdings, Inc.†	5,884	362,925
Ebix, Inc.	12,111	348,555
Forian, Inc.†	8,282	101,123
GreenBox POS†#	7,926	77,279
GTY Technology Holdings, Inc.†#	14,689	108,405
IBEX Holdings, Ltd.†	2,585	46,478
JFrog, Ltd.†#	23,552	905,339
Model N, Inc.†	15,871	538,186
ON24, Inc.†	4,110	92,927
Outset Medical, Inc.†	20,879	1,029,126
PDF Solutions, Inc.†	13,543	304,988
Phreesia, Inc.†	17,397	1,244,755
Porch Group, Inc.†	7,242	144,840
Smith Micro Software, Inc.†	20,297	101,282
Sprout Social, Inc., Class A†	20,162	2,451,699
Viant Technology, Inc., Class A†	4,899	67,361

		14,510,573

Athletic Equipment - 0.1%

Clarus Corp.	11,034	298,911
Nautilus, Inc.†	13,594	154,972
Vista Outdoor, Inc.†	26,676	1,089,714

		1,543,597

Audio/Video Products - 0.2%

Daktronics, Inc.†	16,761	102,074
Kopin Corp.†#	35,416	208,246
Sonos, Inc.†	54,883	2,180,502
Universal Electronics, Inc.†	6,084	307,364
VOXX International Corp.†	7,103	74,368

		2,872,554

Auto Repair Centers - 0.1%

Monro, Inc.	15,146	861,959

Auto-Cars/Light Trucks - 0.1%

Arcimoto, Inc.†#	12,496	155,200
Canoo, Inc.†#	36,413	262,538
Fisker, Inc.†	72,443	1,010,580
Lordstown Motors Corp., Class A†#	51,176	336,738

		1,765,056

Auto-Heavy Duty Trucks - 0.2%

Blue Bird Corp.†	7,212	156,140
Hyliion Holdings Corp.†#	53,504	472,440
Nikola Corp.†	91,521	954,564
REV Group, Inc.	12,993	211,266
Workhorse Group, Inc.†#	56,405	553,333
XL Fleet Corp.†	17,502	119,014

		2,466,757

Auto-Truck Trailers - 0.0%

Wabash National Corp.	23,482	364,910

Auto/Truck Parts & Equipment-Original - 1.0%

Adient PLC†	43,235	1,700,865
Aeva Technologies, Inc.†	11,332	111,167
American Axle & Manufacturing Holdings, Inc.†	51,479	456,619
Cooper-Standard Holdings, Inc.†	7,679	178,767
Dana, Inc.	66,351	1,543,324
Dorman Products, Inc.†	12,207	1,145,749
Fox Factory Holding Corp.†	19,281	2,962,911
Gentherm, Inc.†	15,180	1,302,748
Meritor, Inc.†	32,048	760,179
Methode Electronics, Inc.	17,424	811,436
Miller Industries, Inc.	5,063	188,445
Modine Manufacturing Co.†	22,830	284,005
Romeo Power, Inc.†#	19,081	92,924
Shyft Group, Inc.	15,798	695,270
Tenneco, Inc., Class A†	32,259	503,240
Titan International, Inc.†	23,042	191,479
Velodyne Lidar, Inc.†#	32,264	212,942
Visteon Corp.†	12,673	1,339,283

		14,481,353

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	14,628	153,740
Douglas Dynamics, Inc.	10,310	409,720
Motorcar Parts of America, Inc.†	8,567	169,798
Standard Motor Products, Inc.	9,543	409,299
XPEL, Inc.†	8,194	622,580

		1,765,137

B2B/E-Commerce - 0.0%

ePlus, Inc.†	6,073	657,220

Banks-Commercial - 7.1%

1st Source Corp.	7,801	366,647
Alerus Financial Corp.	6,880	205,437
Allegiance Bancshares, Inc.	8,692	323,082
Altabancorp	8,230	341,710
Amalgamated Financial Corp.	6,218	96,690
American National Bankshares, Inc.	4,842	165,500
Ameris Bancorp	30,354	1,494,631
Arrow Financial Corp.	6,122	225,596
Associated Banc-Corp	69,106	1,424,966
Atlantic Capital Bancshares, Inc.†	8,981	217,610
Atlantic Union Bankshares Corp.	35,974	1,331,038
BancFirst Corp.	7,839	443,374
Bancorp, Inc.†	23,882	588,930
BancorpSouth Bank	46,520	1,364,432
Bank First Corp.	3,049	216,479
Bank of Marin Bancorp	7,299	264,224
Bank of N.T. Butterfield & Son, Ltd.	22,900	762,799
BankUnited, Inc.	42,520	1,787,116
Banner Corp.	15,828	905,362
Bar Harbor Bankshares	6,741	184,703
Blue Ridge Bankshares, Inc.	7,916	140,509
Bridgewater Bancshares, Inc.†	9,610	157,123
Bryn Mawr Bank Corp.	9,029	368,383
Business First Bancshares, Inc.	8,850	211,692
Byline Bancorp, Inc.	11,648	286,541
Cadence BanCorp	56,162	1,208,045
Cambridge Bancorp	3,114	266,994
Camden National Corp.	6,726	313,902
Capital Bancorp, Inc.	3,538	83,921
Capital City Bank Group, Inc.	6,144	142,479
Capstar Financial Holdings, Inc.	9,344	196,598
Carter Bankshares, Inc.†	11,821	144,098
Cathay General Bancorp	34,910	1,388,720
CBTX, Inc.	8,399	228,621
Central Pacific Financial Corp.	12,616	319,311
Century Bancorp, Inc., Class A	1,246	142,455
CIT Group, Inc.	45,315	2,511,357
Citizens & Northern Corp.	7,085	177,763
City Holding Co.	7,067	550,519
Civista Bancshares, Inc.	7,093	166,827
CNB Financial Corp.	7,338	180,368
Coastal Financial Corp.†	4,318	126,820
Columbia Banking System, Inc.	32,849	1,194,390
Community Bank System, Inc.	24,441	1,808,634
Community Trust Bancorp, Inc.	7,099	295,744
ConnectOne Bancorp, Inc.	17,025	487,085
CrossFirst Bankshares, Inc.†	21,532	284,653
Customers Bancorp, Inc.†	13,642	564,915
CVB Financial Corp.	58,994	1,201,118
Dime Community Bancshares, Inc.	16,021	528,693
Eagle Bancorp, Inc.	14,439	833,130
Eastern Bankshares, Inc.	78,403	1,550,811
Enterprise Bancorp, Inc.	4,231	142,796
Enterprise Financial Services Corp.	16,346	734,099
Equity Bancshares, Inc., Class A†	6,170	197,934
Farmers National Banc Corp.	11,873	185,219
FB Financial Corp.	15,205	626,294
Fidelity D&D Bancorp, Inc.	1,831	98,782
Financial Institutions, Inc.	7,148	227,020
First Bancorp	12,856	536,867
First Bancorp, Inc.	4,725	140,285
First BanCorp/Puerto Rico	98,375	1,252,314
First Bancshares, Inc.	9,246	374,648
First Bank	7,113	94,745
First Busey Corp.	23,196	549,745
First Commonwealth Financial Corp.	43,565	588,999
First Community Bankshares, Inc.	7,835	244,765
First Financial Bancorp	43,912	1,032,371
First Financial Bankshares, Inc.	59,279	2,822,866
First Financial Corp.	5,506	222,608
First Foundation, Inc.	18,133	435,736
First Internet Bancorp	4,244	126,132

First Interstate BancSystem, Inc., Class A	18,689	823,437
First Merchants Corp.	24,704	1,016,570
First Mid Bancshares, Inc.	7,590	310,431
First Midwest Bancorp, Inc.	51,993	973,829
First of Long Island Corp.	10,447	221,476
Five Star Bancorp	2,415	57,670
Flagstar Bancorp, Inc.	23,792	1,176,752
Fulton Financial Corp.	72,560	1,150,076
German American Bancorp, Inc.	11,278	421,346
Glacier Bancorp, Inc.	43,747	2,329,965
Great Southern Bancorp, Inc.	4,833	263,254
Great Western Bancorp, Inc.	25,289	782,947
Guaranty Bancshares, Inc.	3,643	125,028
Hancock Whitney Corp.	39,492	1,815,052
Hanmi Financial Corp.	13,926	268,493
HarborOne Bancorp, Inc.	23,050	325,696
HBT Financial, Inc.	4,371	71,466
Heartland Financial USA, Inc.	18,398	865,258
Heritage Commerce Corp.	26,676	300,639
Heritage Financial Corp.	16,193	412,112
Hilltop Holdings, Inc.	29,481	986,729
Home BancShares, Inc.	69,615	1,541,972
HomeStreet, Inc.	9,486	387,503
Hope Bancorp, Inc.	54,287	748,618
Horizon Bancorp, Inc.	19,549	348,950
Howard Bancorp, Inc.†	6,015	119,698
Independent Bank Corp.	15,043	1,153,798
Independent Bank Corp.	9,536	199,684
International Bancshares Corp.	24,542	1,027,819
Kearny Financial Corp.	33,335	423,021
Lakeland Bancorp, Inc.	22,318	376,728
Lakeland Financial Corp.	11,137	739,608
Live Oak Bancshares, Inc.	14,387	880,628
Luther Burbank Corp.	7,125	92,411
Macatawa Bank Corp.	11,990	98,438
Mercantile Bank Corp.	7,218	225,202
Merchants Bancorp	4,494	164,795
Meta Financial Group, Inc.	14,351	705,926
Metrocity Bankshares, Inc.	8,666	179,473
Metropolitan Bank Holding Corp.†	3,508	274,676
Mid Penn Bancorp, Inc.#	4,486	119,283
Midland States Bancorp, Inc.	9,911	250,748
MidWestOne Financial Group, Inc.	6,609	194,040
MVB Financial Corp.	4,490	177,535
NBT Bancorp, Inc.	19,258	690,592
Nicolet Bankshares, Inc.†	4,075	311,371
Northrim BanCorp, Inc.	2,766	116,089
OFG Bancorp	23,198	552,344
Old National Bancorp	75,431	1,256,680
Old Second Bancorp, Inc.	12,666	148,952
Origin Bancorp, Inc.	10,099	415,574
Orrstown Financial Services, Inc.	4,975	118,703
Park National Corp.	6,571	770,384
PCSB Financial Corp.	6,206	113,135
Peapack-Gladstone Financial Corp.	8,367	278,705
Peoples Bancorp, Inc.	8,228	257,043
Peoples Financial Services Corp.	3,201	147,534
Pioneer Bancorp, Inc.†	5,302	65,162
Preferred Bank	6,293	402,060
Premier Financial Bancorp, Inc.	5,772	103,954
Premier Financial Corp.	16,886	513,334
Primis Financial Corp.	11,009	165,025
Provident Bancorp, Inc.	7,200	116,856
QCR Holdings, Inc.	7,023	364,845
RBB Bancorp	6,495	167,181
Red River Bancshares, Inc.	2,068	103,731
Reliant Bancorp, Inc.	6,952	201,608
Renasant Corp.	25,219	885,187
Republic Bancorp, Inc., Class A	4,382	219,670
Republic First Bancorp, Inc.†	20,406	68,156
S&T Bancorp, Inc.	17,691	527,192
Sandy Spring Bancorp, Inc.	21,169	922,333
Seacoast Banking Corp. of Florida	24,915	795,785
ServisFirst Bancshares, Inc.	22,788	1,673,095
Sierra Bancorp	6,408	162,891
Silvergate Capital Corp., Class A†	10,450	1,180,641
Simmons First National Corp., Class A	49,023	1,424,118
SmartFinancial, Inc.	6,318	157,824
South Plains Financial, Inc.	4,849	112,497
South State Corp.	32,349	2,218,494
Southern First Bancshares, Inc.†	3,398	173,230
Southside Bancshares, Inc.	14,223	536,065
Spirit of Texas Bancshares, Inc.	5,847	138,282
Stock Yards Bancorp, Inc.	9,420	485,884
Summit Financial Group, Inc.	5,229	125,182
Texas Capital Bancshares, Inc.†	23,147	1,573,765
Tompkins Financial Corp.	6,520	518,927
Towne Bank	30,655	934,058
TriCo Bancshares	12,580	497,539
TriState Capital Holdings, Inc.†	13,207	266,913
Triumph Bancorp, Inc.†	10,742	883,207
TrustCo Bank Corp.	8,623	276,712
Trustmark Corp.	28,807	910,877
UMB Financial Corp.	19,988	1,830,501
United Bankshares, Inc.	57,038	2,072,191
United Community Banks, Inc.	39,719	1,198,322
Univest Financial Corp.	13,200	357,456
Valley National Bancorp	182,835	2,384,168
Veritex Holdings, Inc.	21,710	780,040
Washington Trust Bancorp, Inc.	7,812	416,067
WesBanco, Inc.	29,813	1,013,642
West BanCorp, Inc.	7,337	224,439
Westamerica BanCorp	11,890	674,639

		102,536,401

Banks-Mortgage - 0.1%

Walker & Dunlop, Inc.	13,348	1,482,295

Banks-Super Regional - 0.1%

Independent Bank Group, Inc.	17,179	1,209,917
National Bank Holdings Corp., Class A	13,485	505,687

		1,715,604

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	31,069	1,222,254
EnerSys	19,574	1,655,765

		2,878,019

Beverages-Non-alcoholic - 0.3%

Celsius Holdings, Inc.†	20,758	1,697,174
Coca-Cola Consolidated, Inc.	2,146	871,620
National Beverage Corp.	10,720	499,016
NewAge, Inc.†	60,761	106,939
Primo Water Corp.	71,783	1,274,866

		4,449,615

Beverages-Wine/Spirits - 0.0%

Duckhorn Portfolio, Inc.†	9,211	197,944
MGP Ingredients, Inc.#	6,469	422,426

		620,370

Broadcast Services/Program - 0.0%

CuriosityStream, Inc.†#	11,875	148,438
Hemisphere Media Group, Inc.†	7,263	89,480

		237,918

Building & Construction Products-Misc. - 0.5%

American Woodmark Corp.†	7,752	546,206
Caesarstone, Ltd.	10,322	134,186
Forterra, Inc.†	13,284	306,063
Gibraltar Industries, Inc.†	14,975	1,118,034
Patrick Industries, Inc.	10,368	846,132
Simpson Manufacturing Co., Inc.	19,886	2,250,101
Summit Materials, Inc., Class A†	53,550	1,803,029

		7,003,751

Building & Construction-Misc. - 0.6%

Comfort Systems USA, Inc.	16,273	1,236,423
Concrete Pumping Holdings, Inc.†#	11,776	97,859
EMCOR Group, Inc.	24,693	3,000,199
IES Holdings, Inc.†	3,952	193,253
Latham Group, Inc.†#	10,593	232,728
MYR Group, Inc.†	7,536	783,819
NV5 Global, Inc.†	5,846	617,630
WillScot Mobile Mini Holdings Corp.†	85,292	2,524,643

		8,686,554

Building Products-Air & Heating - 0.2%

AAON, Inc.	19,141	1,303,694
SPX Corp.†	20,017	1,250,662

		2,554,356

Building Products-Doors & Windows - 0.3%

Apogee Enterprises, Inc.	11,548	496,333
Cornerstone Building Brands, Inc.†	24,988	415,300
Griffon Corp.	21,212	513,330
JELD-WEN Holding, Inc.†	38,340	1,055,884
Masonite International Corp.†	11,203	1,340,775
PGT Innovations, Inc.†	26,700	566,841
View, Inc.†#	38,673	193,752

		4,582,215

Building Products-Wood - 0.2%

Boise Cascade Co.	17,977	1,039,969
UFP Industries, Inc.	27,484	2,063,499

		3,103,468

Building-Heavy Construction - 0.4%

Arcosa, Inc.	22,115	1,123,884
Construction Partners, Inc., Class A†	12,999	435,077
Dycom Industries, Inc.†	13,641	1,027,576
Granite Construction, Inc.	20,883	846,597
Great Lakes Dredge & Dock Corp.†	29,557	446,606
Primoris Services Corp.	24,410	627,337
Sterling Construction Co., Inc.†	12,697	292,793
Tutor Perini Corp.†	18,831	271,543

		5,071,413

Building-Maintenance & Services - 0.1%

ABM Industries, Inc.	30,755	1,522,988
BrightView Holdings, Inc.†	18,689	286,502

		1,809,490

Building-Mobile Home/Manufactured Housing - 0.4%

Cavco Industries, Inc.†	4,215	1,076,933
LCI Industries	11,313	1,602,600
Skyline Champion Corp.†	23,978	1,503,900
Winnebago Industries, Inc.	14,765	1,027,939

		5,211,372

Building-Residential/Commercial - 0.9%

Beazer Homes USA, Inc.†	13,365	250,059
Century Communities, Inc.	13,703	960,580
Forestar Group, Inc.†	7,785	161,850
Green Brick Partners, Inc.†	14,031	350,635
Hovnanian Enterprises, Inc., Class A†	2,336	253,947
Installed Building Products, Inc.	10,829	1,344,745
KB Home	40,940	1,761,648
Landsea Homes Corp.†	2,739	24,076
LGI Homes, Inc.†	10,125	1,623,341
M/I Homes, Inc.†	13,043	839,839
MDC Holdings, Inc.	26,100	1,363,725
Meritage Homes Corp.†	17,110	1,908,449
Taylor Morrison Home Corp.†	57,310	1,609,838
Tri Pointe Homes, Inc.†	53,680	1,275,974

		13,728,706

Cable/Satellite TV - 0.1%

Liberty Latin America, Ltd., Class A†	19,568	279,040
Liberty Latin America, Ltd., Class C†	70,538	1,015,042
WideOpenWest, Inc.†	23,923	507,646

		1,801,728

Casino Hotels - 0.0%

Century Casinos, Inc.†	12,430	166,189
Full House Resorts, Inc.†	14,931	128,108

		294,297

Casino Services - 0.3%

Accel Entertainment, Inc.†	25,704	296,110
Everi Holdings, Inc.†	38,146	867,821
Scientific Games Corp.†	43,891	3,175,514

		4,339,445

Cellular Telecom - 0.0%

IDT Corp., Class B†	9,137	397,277
United States Cellular Corp.†	6,977	222,915

		620,192

Chemicals-Diversified - 0.4%

AdvanSix, Inc.†	12,464	454,936
Codexis, Inc.†	27,471	742,266
Innospec, Inc.	11,196	1,047,946

Koppers Holdings, Inc.†	9,477	311,793
Orion Engineered Carbons SA†	27,658	488,717
Quaker Chemical Corp.	6,156	1,595,143
Stepan Co.	9,838	1,156,555

		5,797,356

Chemicals-Fibers - 0.0%

Rayonier Advanced Materials, Inc.†	28,200	199,092

Chemicals-Other - 0.0%

American Vanguard Corp.	13,385	205,192

Chemicals-Specialty - 1.2%

Amyris, Inc.†#	76,315	1,148,541
Balchem Corp.	14,717	2,066,561
Cabot Corp.	25,613	1,367,734
Danimer Scientific, Inc.†#	31,381	613,185
Ecovyst, Inc.	23,435	304,889
Ferro Corp.†	37,498	779,958
GCP Applied Technologies, Inc.†	22,456	535,351
H.B. Fuller Co.	23,801	1,608,234
Hawkins, Inc.	8,770	332,208
Ingevity Corp.†	18,372	1,476,925
Kraton Corp.†	14,342	604,085
Minerals Technologies, Inc.	15,344	1,206,652
Oil-Dri Corp. of America	2,379	84,883
Rogers Corp.†	8,541	1,814,194
Sensient Technologies Corp.	19,305	1,676,639
Tronox Holdings PLC, Class A	52,312	1,105,353
Valhi, Inc.	1,100	26,092
Zymergen, Inc.†#	8,543	112,084

		16,863,568

Circuit Boards - 0.0%

TTM Technologies, Inc.†	48,897	684,558

Coal - 0.2%

Arch Resources, Inc.†	6,900	522,261
CONSOL Energy, Inc.†	15,633	356,901
Peabody Energy Corp.†	31,605	505,048
SunCoke Energy, Inc.	37,945	263,718
Warrior Met Coal, Inc.	23,493	526,008

		2,173,936

Coatings/Paint - 0.0%

Kronos Worldwide, Inc.	10,161	134,532

Commercial Services - 0.7%

API Group Corp.†*	82,333	1,909,302
Emerald Holding, Inc.†	11,052	55,039
Forrester Research, Inc.†	5,151	244,930
John Wiley & Sons, Inc., Class A	19,695	1,144,280
LiveRamp Holdings, Inc.†	29,710	1,455,790
Macquarie Infrastructure Corp.	33,718	1,343,662
Medifast, Inc.	5,316	1,211,517
National Research Corp.	6,381	344,574
Progyny, Inc.†	28,791	1,608,553
SP Plus Corp.†	10,559	342,006
Team, Inc.†	12,027	53,881
Transcat, Inc.†	3,228	218,729
WW International, Inc.†	24,035	520,358

		10,452,621

Commercial Services-Finance - 0.7%

Cass Information Systems, Inc.	6,496	292,840
CBIZ, Inc.†	22,836	778,936
EVERTEC, Inc.	27,644	1,278,535
Evo Payments, Inc., Class A†	21,406	544,569
Green Dot Corp., Class A†	24,409	1,275,126
GreenSky, Inc., Class A†	32,750	260,362
Marathon Digital Holdings, Inc.†	43,569	1,768,466
MoneyGram International, Inc.†	35,583	319,891
Multiplan Corp.†#	182,144	1,092,864
Paya Holdings, Inc.†	37,520	362,068
Priority Technology Holdings, Inc.†	4,553	27,455
Repay Holdings Corp.†	35,135	808,456
Riot Blockchain, Inc.†#	38,479	1,436,036

		10,245,604

Communications Software - 0.1%

8x8, Inc.†	48,584	1,173,304
Avaya Holdings Corp.†	37,666	759,723

		1,933,027

Computer Aided Design - 0.1%

Altair Engineering, Inc., Class A†#	20,717	1,532,851

Computer Data Security - 0.8%

OneSpan, Inc.†	16,073	309,727
Ping Identity Holding Corp.†#	19,858	515,315
Qualys, Inc.†	15,561	1,826,550
Rapid7, Inc.†	25,070	3,046,506
SecureWorks Corp., Class A†	4,377	89,554
Tenable Holdings, Inc.†	41,411	1,837,406
Varonis Systems, Inc.†	48,337	3,335,736

		10,960,794

Computer Services - 0.8%

Conduent, Inc.†	76,461	558,165
ExlService Holdings, Inc.†	14,989	1,845,745
Grid Dynamics Holdings, Inc.†	13,963	373,789
Insight Enterprises, Inc.†	15,953	1,641,404
KBR, Inc.	64,541	2,513,227
MAXIMUS, Inc.	27,993	2,437,910
PAE, Inc.†	31,688	211,993
Parsons Corp.†	12,013	425,621
Rimini Street, Inc.†	20,012	191,115
StarTek, Inc.†	7,681	46,624
TTEC Holdings, Inc.	8,437	889,766
Unisys Corp.†	29,960	725,332

		11,860,691

Computer Software - 1.2%

Avid Technology, Inc.†	16,501	425,891
Bandwidth, Inc., Class A†	10,421	1,072,321
Box, Inc., Class A†	67,206	1,732,571
BTRS Holdings, Inc.†#	21,638	236,071
Cloudera, Inc.†	105,639	1,682,829
Cornerstone OnDemand, Inc.†	28,748	1,647,260
Envestnet, Inc.†	24,798	1,980,616
J2 Global, Inc.†	19,837	2,731,555
Rackspace Technology, Inc.†	24,543	342,866
Simulations Plus, Inc.#	6,981	309,258
Sumo Logic, Inc.†	37,234	776,329
Upland Software, Inc.†	13,053	508,806
Veritone, Inc.†	12,963	270,538

Verra Mobility Corp.†#	61,196	949,150
Xperi Holding Corp.	47,906	1,023,751
Yext, Inc.†	50,692	685,356
Zuora, Inc., Class A†	47,884	813,070

		17,188,238

Computers-Integrated Systems - 0.2%

Cantaloupe, Inc.†	26,593	272,312
Diebold Nixdorf, Inc.†	32,842	357,321
NetScout Systems, Inc.†	32,030	878,263
PAR Technology Corp.†#	10,824	735,274
Super Micro Computer, Inc.†	19,701	719,875
Telos Corp.†#	7,879	260,007

		3,223,052

Computers-Memory Devices - 0.0%

Quantum Corp.†	25,492	159,070

Computers-Other - 0.2%

3D Systems Corp.†	55,412	1,686,741
Corsair Gaming, Inc.†#	12,273	355,303
Desktop Metal, Inc.†	38,153	316,670
ExOne Co.†	7,779	190,975
PlayAGS, Inc.†	12,538	102,686
Rekor Systems, Inc.†	14,320	156,374
Vuzix Corp.†	26,782	354,326

		3,163,075

Computers-Periphery Equipment - 0.0%

iCAD, Inc.†	9,990	120,480
Mitek Systems, Inc.†	19,152	428,430

		548,910

Computers-Voice Recognition - 0.1%

Vocera Communications, Inc.†	15,582	755,571

Consulting Services - 0.3%

Acacia Research Corp.†	22,374	136,258
CRA International, Inc.	3,246	301,846
Franklin Covey Co.†	5,690	247,344
GP Strategies Corp.†	5,747	118,848
Hackett Group, Inc.	11,369	222,832
HireQuest, Inc.#	2,320	43,036
Huron Consulting Group, Inc.†	10,204	503,772
ICF International, Inc.	8,443	790,771
Kelly Services, Inc., Class A	16,069	312,381
R1 RCM, Inc.†	60,069	1,184,561
Vectrus, Inc.†	5,261	264,681

		4,126,330

Consumer Products-Misc. - 0.4%

Central Garden & Pet Co.†	4,496	207,041
Central Garden & Pet Co., Class A†	18,468	769,561
Helen of Troy, Ltd.†	11,162	2,669,839
Quanex Building Products Corp.	15,289	360,209
WD-40 Co.	6,236	1,494,333

		5,500,983

Containers-Metal/Glass - 0.1%

Greif, Inc., Class A	11,773	745,466
Greif, Inc., Class B	2,706	166,419
O-I Glass, Inc.†	72,114	1,091,085

		2,002,970

Containers-Paper/Plastic - 0.1%

Karat Packaging, Inc.†	2,092	49,099
Matthews International Corp., Class A	14,122	522,938
Pactiv Evergreen, Inc.	19,631	269,926
TriMas Corp.†	19,726	633,402
UFP Technologies, Inc.†	3,160	221,168

		1,696,533

Cosmetics & Toiletries - 0.2%

Beauty Health Co.†	21,187	544,718
e.l.f. Beauty, Inc.†	20,843	645,091
Edgewell Personal Care Co.	24,791	1,048,659
Honest Co., Inc.†#	11,333	115,370
Inter Parfums, Inc.	8,161	591,999
Revlon, Inc., Class A†	3,234	36,900

		2,982,737

Cruise Lines - 0.0%

Lindblad Expeditions Holdings, Inc.†#	14,004	205,999

Data Processing/Management - 0.2%

Bottomline Technologies DE, Inc.†	20,205	854,065
CommVault Systems, Inc.†	19,270	1,560,292
CSG Systems International, Inc.	14,857	716,256

		3,130,613

Dental Supplies & Equipment - 0.1%

Patterson Cos., Inc.	39,111	1,198,361

Diagnostic Equipment - 0.3%

Accelerate Diagnostics, Inc.†#	15,054	94,087
Bionano Genomics, Inc.†#	128,370	748,397
Neogen Corp.†	49,133	2,151,043
Quanterix Corp.†	14,083	718,937
Quotient, Ltd.†	35,810	109,937

		3,822,401

Diagnostic Kits - 0.1%

Aspira Women’s Health, Inc.†#	33,177	126,404
Celcuity, Inc.†	3,638	80,036
DermTech, Inc.†#	10,819	402,467
Meridian Bioscience, Inc.†	19,461	393,891
OraSure Technologies, Inc.†	32,652	357,539

		1,360,337

Direct Marketing - 0.0%

Quotient Technology, Inc.†	40,565	294,502

Disposable Medical Products - 0.3%

BioLife Solutions, Inc.†	11,140	650,130
CONMED Corp.	13,253	1,740,649
Merit Medical Systems, Inc.†	23,427	1,681,356
Utah Medical Products, Inc.	1,563	138,482

		4,210,617

Distribution/Wholesale - 0.8%

A-Mark Precious Metals, Inc.	3,984	193,264
Avient Corp.	41,553	2,164,496
Core-Mark Holding Co., Inc.	20,385	937,710

EVI Industries, Inc.†	2,607	63,402
G-III Apparel Group, Ltd.†	20,145	623,085
Global Industrial Co.	5,812	223,704
H&E Equipment Services, Inc.	14,679	499,820
KAR Auction Services, Inc.†	56,798	960,454
Resideo Technologies, Inc.†	65,994	2,127,647
ScanSource, Inc.†	11,485	408,636
Titan Machinery, Inc.†	8,843	253,971
Veritiv Corp.†	7,029	630,290
VSE Corp.	4,831	241,502
WESCO International, Inc.†	20,324	2,378,314

		11,706,295

Diversified Manufacturing Operations - 0.4%

Chase Corp.	3,394	388,613
Enerpac Tool Group Corp.	27,578	693,862
EnPro Industries, Inc.	9,423	805,761
Fabrinet†	16,874	1,738,359
Federal Signal Corp.	27,503	1,117,447
NL Industries, Inc.	3,820	26,129
Trinity Industries, Inc.	39,601	1,149,617

		5,919,788

Diversified Minerals - 0.2%

Livent Corp.†#	67,099	1,668,752
MP Materials Corp.†	33,295	1,117,713
United States Lime & Minerals, Inc.	944	137,909

		2,924,374

Diversified Operations/Commercial Services - 0.0%

Viad Corp.†	9,267	400,242

Drug Delivery Systems - 0.2%

Antares Pharma, Inc.†	76,178	300,141
BioDelivery Sciences International, Inc.†	42,502	164,058
Heron Therapeutics, Inc.†#	42,161	492,019
Oramed Pharmaceuticals, Inc.†	12,191	239,919
Revance Therapeutics, Inc.†	32,034	857,870
Senseonics Holdings, Inc.†#	189,571	760,180

		2,814,187

E-Commerce/Products - 0.4%

1-800-Flowers.com, Inc., Class A†	12,164	386,329
CarParts.com, Inc.†	21,623	373,429
Lands’ End, Inc.†	6,548	221,650
Liquidity Services, Inc.†	12,101	295,264
Overstock.com, Inc.†#	19,621	1,415,655
RealReal, Inc.†	35,886	446,422
Revolve Group, Inc.†	16,389	941,712
Stitch Fix, Inc., Class A†	26,966	1,130,145

		5,210,606

E-Commerce/Services - 0.7%

Cargurus, Inc.†	42,391	1,287,839
Cars.com, Inc.†	31,236	397,322
ChannelAdvisor Corp.†	13,326	341,412
Eventbrite, Inc., Class A†#	34,255	605,628
EverQuote, Inc., Class A†	8,626	169,846
Groupon, Inc.†	10,610	262,810
HyreCar, Inc.†#	8,000	89,920
MediaAlpha, Inc., Class A†	9,452	209,645
Shutterstock, Inc.	10,680	1,230,977
Stamps.com, Inc.†	8,122	2,671,326
TrueCar, Inc.†	44,912	188,630
Upwork, Inc.†	53,231	2,379,958

		9,835,313

E-Marketing/Info - 0.1%

comScore, Inc.†	31,377	121,743
Digital Media Solutions, Inc., Class A†	1,374	10,758
Magnite, Inc.†#	47,939	1,391,190
QuinStreet, Inc.†	22,654	405,733

		1,929,424

E-Services/Consulting - 0.1%

Perficient, Inc.†	14,856	1,771,132

Educational Software - 0.0%

Genius Brands International, Inc.†#	128,808	215,109

Electric Products-Misc. - 0.2%

nLight, Inc.†	19,412	535,965
Novanta, Inc.†	16,104	2,467,455

		3,003,420

Electric-Distribution - 0.0%

Unitil Corp.	6,760	335,296
Via Renewables, Inc.#	5,470	61,264

		396,560

Electric-Generation - 0.1%

Ormat Technologies, Inc.	20,686	1,471,395

Electric-Integrated - 1.1%

ALLETE, Inc.	23,963	1,615,586
Ameresco, Inc., Class A†	14,103	975,223
Avista Corp.	31,651	1,324,594
Black Hills Corp.	28,780	2,024,097
Evoqua Water Technologies Corp.†	52,821	2,055,793
MGE Energy, Inc.	16,626	1,339,058
NorthWestern Corp.	23,184	1,474,502
Otter Tail Corp.	18,781	1,030,514
PNM Resources, Inc.	39,079	1,934,411
Portland General Electric Co.	41,084	2,109,663

		15,883,441

Electronic Components-Misc. - 0.8%

Advanced Energy Industries, Inc.	17,562	1,583,741
Atkore, Inc.†	21,448	1,989,731
Benchmark Electronics, Inc.	16,335	441,535
Comtech Telecommunications Corp.	11,637	296,976
Kimball Electronics, Inc.†	10,986	265,532
Knowles Corp.†	40,624	812,480
MicroVision, Inc.†	72,265	1,064,463
NVE Corp.	2,175	152,707
OSI Systems, Inc.†	7,732	765,004
Plexus Corp.†	12,924	1,186,811
Sanmina Corp.†	29,317	1,157,435
Vishay Intertechnology, Inc.	60,860	1,337,094
Vishay Precision Group, Inc.†	5,672	211,963

		11,265,472

Electronic Components-Semiconductors - 1.7%

Alpha & Omega Semiconductor, Ltd.†	9,637	279,955
Ambarella, Inc.†	15,952	1,652,149

Amkor Technology, Inc.	46,594	1,279,937
Atomera, Inc.†#	9,265	228,567
AXT, Inc.†	18,222	169,647
CEVA, Inc.†	10,280	496,010
CTS Corp.	14,570	511,115
Diodes, Inc.†	19,898	1,926,723
DSP Group, Inc.†	10,294	225,439
EMCORE Corp.†	16,668	124,677
Impinj, Inc.†#	8,517	496,456
Lattice Semiconductor Corp.†	61,943	3,847,899
MACOM Technology Solutions Holdings, Inc.†	22,224	1,349,219
Ouster, Inc.†#	13,252	111,317
Photronics, Inc.†	28,127	423,874
Rambus, Inc.†	51,151	1,217,394
Semtech Corp.†	29,520	2,064,038
Silicon Laboratories, Inc.†	20,270	3,194,957
SiTime Corp.†	5,873	1,250,009
SMART Global Holdings, Inc.†	6,480	314,021
Synaptics, Inc.†	16,106	3,056,597

		24,220,000

Electronic Connectors - 0.1%

Vicor Corp.†	9,631	1,188,176

Electronic Measurement Instruments - 0.3%

Badger Meter, Inc.	13,330	1,427,510
FARO Technologies, Inc.†	8,301	572,271
Itron, Inc.†	20,647	1,734,554
Luna Innovations, Inc.†	13,904	149,746
Mesa Laboratories, Inc.#	2,235	596,566
Stoneridge, Inc.†	11,906	277,410

		4,758,057

Electronic Security Devices - 0.0%

Identiv, Inc.†	9,429	167,459
Napco Security Technologies, Inc.†	6,616	258,884

		426,343

Energy-Alternate Sources - 0.6%

Advent Technologies Holdings, Inc.†#	7,792	57,661
Aemetis, Inc.†#	10,591	117,772
Alto Ingredients, Inc.†	32,638	166,127
Array Technologies, Inc.†	58,293	1,111,647
Beam Global†#	4,013	124,965
Cleanspark, Inc.†	14,940	206,172
Eos Energy Enterprises, Inc.†#	8,016	103,567
FuelCell Energy, Inc.†#	148,407	926,060
FutureFuel Corp.	11,795	94,478
Gevo, Inc.†	89,079	554,962
Green Plains, Inc.†	19,566	686,767
Renewable Energy Group, Inc.†	20,435	989,463
REX American Resources Corp.†	2,424	205,458
Stem, Inc.†	28,585	714,339
Sunnova Energy International, Inc.†	39,278	1,421,863
SunPower Corp.†#	36,505	786,683
TPI Composites, Inc.†	16,302	591,926

		8,859,910

Engineering/R&D Services - 0.3%

908 Devices, Inc.†	3,308	119,088
Atlas Technical Consultants, Inc.†	6,144	62,177
Exponent, Inc.	23,704	2,770,998
Fluor Corp.†	64,826	1,080,001
Infrastructure and Energy Alternatives, Inc.†#	9,540	122,398
Iteris, Inc.†	19,036	108,505
Mistras Group, Inc.†	9,114	96,700

		4,359,867

Enterprise Software/Service - 2.3%

ACI Worldwide, Inc.†	53,853	1,735,682
American Software, Inc., Class A	14,104	357,818
Appian Corp.†#	17,953	1,924,562
Benefitfocus, Inc.†#	11,397	137,562
BigCommerce Holdings, Inc., Series 1†#	21,445	1,276,835
Blackbaud, Inc.†	22,088	1,539,313
Blackline, Inc.†	24,485	2,671,314
Cardlytics, Inc.†	14,592	1,324,662
Daily Journal Corp.†	552	187,680
Digimarc Corp.†#	5,814	170,001
Domo, Inc., Class B†	12,578	1,125,731
Donnelley Financial Solutions, Inc.†	13,445	448,391
E2open Parent Holdings, Inc.†	19,065	227,636
eGain Corp.†	9,329	109,896
Evolent Health, Inc., Class A†	35,374	868,785
Inseego Corp.†#	38,042	319,553
Intelligent Systems Corp.†#	3,363	129,778
LivePerson, Inc.†	29,244	1,874,540
ManTech International Corp., Class A	12,515	990,813
MicroStrategy, Inc., Class A†#	3,583	2,487,677
Momentive Global, Inc.†	58,479	1,146,773
PagerDuty, Inc.†	36,844	1,576,923
Progress Software Corp.	20,070	934,459
PROS Holdings, Inc.†	18,243	788,827
QAD, Inc., Class A	5,427	472,203
SailPoint Technologies Holding, Inc.†	41,321	1,936,302
Sapiens International Corp. NV	14,117	402,899
SPS Commerce, Inc.†	16,468	2,231,908
Verint Systems, Inc.†	29,407	1,312,729
Workiva, Inc.†	19,178	2,690,098

		33,401,350

Environmental Consulting & Engineering - 0.3%

Montrose Environmental Group, Inc.†	10,211	510,550
Tetra Tech, Inc.	24,614	3,540,478

		4,051,028

Filtration/Separation Products - 0.1%

ESCO Technologies, Inc.	11,673	1,051,971

Finance-Commercial - 0.2%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	34,998	2,112,829
Marlin Business Services Corp.	3,706	82,459

		2,195,288

Finance-Consumer Loans - 0.6%

Curo Group Holdings Corp.	9,616	157,414
Encore Capital Group, Inc.†	14,101	693,910
Enova International, Inc.†	16,558	546,083
EZCORP, Inc., Class A†	22,497	155,004

International Money Express, Inc.†	14,611	266,505
LendingClub Corp.†	44,035	1,367,727
LendingTree, Inc.†	5,304	883,805
Navient Corp.	80,442	1,867,059
Nelnet, Inc., Class A	7,748	626,658
Ocwen Financial Corp.†	3,729	105,531
PRA Group, Inc.†	20,727	870,534
Regional Management Corp.	3,751	222,922
World Acceptance Corp.†	2,007	381,069

		8,144,221

Finance-Credit Card - 0.0%

Atlanticus Holdings Corp.†	2,440	156,648
I3 Verticals, Inc., Class A†	9,429	272,592

		429,240

Finance-Investment Banker/Broker - 0.6%

Amerant Bancorp, Inc.†	9,580	254,541
B. Riley Financial, Inc.	9,102	596,545
Cowen, Inc., Class A	11,856	427,290
Diamond Hill Investment Group, Inc.	1,386	253,679
Greenhill & Co., Inc.	6,700	98,758
Houlihan Lokey, Inc.	23,708	2,138,462
Moelis & Co., Class A	27,920	1,729,644
Oppenheimer Holdings, Inc., Class A	4,215	196,377
Piper Sandler Cos.	8,083	1,155,222
PJT Partners, Inc., Class A	10,970	866,411
StoneX Group, Inc.†	7,661	533,895

		8,250,824

Finance-Mortgage Loan/Banker - 0.2%

Federal Agricultural Mtg. Corp., Class C	4,174	408,635
Finance of America Cos., Inc., Class A†#	15,239	83,814
Home Point Capital, Inc.#	3,339	13,222
Mr. Cooper Group, Inc.†	32,378	1,258,857
Oportun Financial Corp.†	9,517	240,304
PennyMac Financial Services, Inc.	16,121	1,072,853
Velocity Financial, Inc.†	3,914	50,373

		3,128,058

Finance-Other Services - 0.1%

BGC Partners, Inc., Class A	151,367	779,540

Financial Guarantee Insurance - 0.2%

MBIA, Inc.†	21,882	244,860
NMI Holdings, Inc., Class A†	38,323	864,950
Radian Group, Inc.	87,750	2,073,532

		3,183,342

Firearms & Ammunition - 0.1%

American Outdoor Brands, Inc.†	6,433	179,030
AMMO, Inc.†	30,082	221,103
Byrna Technologies, Inc.†	4,837	141,627
Smith & Wesson Brands, Inc.	24,270	585,635
Sturm Ruger & Co., Inc.#	7,840	613,010

		1,740,405

Fisheries - 0.0%

AquaBounty Technologies, Inc.†#	23,950	110,889

Food-Baking - 0.1%

Hostess Brands, Inc.†	59,799	954,392

Food-Canned - 0.0%

Landec Corp.†	11,935	129,256
Seneca Foods Corp., Class A†	2,952	144,560

		273,816

Food-Catering - 0.1%

Healthcare Services Group, Inc.	34,213	895,012

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	7,099	224,684
Utz Brands, Inc.	26,910	522,592

		747,276

Food-Meat Products - 0.0%

Nathan’s Famous, Inc.	1,298	85,707

Food-Misc./Diversified - 0.6%

B&G Foods, Inc.#	29,236	887,605
BellRing Brands, Inc., Class A†	18,177	613,837
Cal-Maine Foods, Inc.	16,285	588,866
J&J Snack Foods Corp.	6,730	1,102,105
John B. Sanfilippo & Son, Inc.	4,052	344,379
Lancaster Colony Corp.	8,666	1,535,962
Simply Good Foods Co.†	38,858	1,384,122
Tattooed Chef, Inc.†#	21,341	451,789
TreeHouse Foods, Inc.†	23,731	889,200
Whole Earth Brands, Inc.†	17,055	213,870

		8,011,735

Food-Retail - 0.2%

Ingles Markets, Inc., Class A	6,409	435,107
Laird Superfood, Inc.†	2,828	56,362
Natural Grocers by Vitamin Cottage, Inc.	4,209	50,887
Sprouts Farmers Market, Inc.†	54,183	1,349,157
Village Super Market, Inc., Class A	3,885	86,985
Weis Markets, Inc.	7,508	427,580

		2,406,078

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	7,812	366,539
Chefs’ Warehouse, Inc.†	14,342	433,559
HF Foods Group, Inc.†#	16,525	97,167
Mission Produce, Inc.†	16,924	351,004
Performance Food Group Co.†	60,227	3,024,600
SpartanNash Co.	16,339	351,289
United Natural Foods, Inc.†	25,468	937,222

		5,561,380

Footwear & Related Apparel - 0.5%

Crocs, Inc.†	29,481	4,210,477
Rocky Brands, Inc.	3,127	155,349
Steven Madden, Ltd.	37,441	1,515,237
Wolverine World Wide, Inc.	37,119	1,331,087

		7,212,150

Funeral Services & Related Items - 0.0%

Carriage Services, Inc.	7,606	351,625
StoneMor, Inc.†#	14,682	42,578

		394,203

Gambling (Non-Hotel) - 0.3%

Bally’s Corp.†	14,903	748,727
Golden Entertainment, Inc.†	7,726	368,685

International Game Technology PLC†#	45,637	980,739
Monarch Casino & Resort, Inc.†	5,928	375,657
Red Rock Resorts, Inc., Class A†	28,139	1,317,187
Rush Street Interactive, Inc.†	23,882	355,364

		4,146,359

Gas-Distribution - 0.7%

Chesapeake Utilities Corp.	7,867	1,028,217
New Jersey Resources Corp.	44,103	1,646,806
Northwest Natural Holding Co.	13,933	716,853
ONE Gas, Inc.	24,073	1,728,923
South Jersey Industries, Inc.#	47,021	1,166,591
Southwest Gas Holdings, Inc.	26,491	1,862,582
Spire, Inc.	23,143	1,543,638

		9,693,610

Gas-Transportation - 0.1%

Brookfield Infrastructure Corp., Class A#	16,709	1,062,692

Gold Mining - 0.1%

Novagold Resources, Inc.†	108,262	782,734
Perpetua Resources Corp.†	12,231	62,011

		844,745

Golf - 0.2%

Acushnet Holdings Corp.	15,648	781,774
Callaway Golf Co.†	52,824	1,482,242
Drive Shack, Inc.†#	37,700	102,921

		2,366,937

Hazardous Waste Disposal - 0.1%

Centrus Energy Corp., Class A†#	4,313	124,689
Heritage-Crystal Clean, Inc.†	7,131	210,650
Sharps Compliance Corp.†	6,567	59,037
US Ecology, Inc.†	14,376	515,380

		909,756

Health Care Cost Containment - 0.2%
CorVel Corp.†	4,026	663,525
HealthEquity, Inc.†	37,335	2,395,787

		3,059,312

Healthcare Safety Devices - 0.0%

Retractable Technologies, Inc.†#	7,911	101,894

Home Furnishings - 0.3%

Casper Sleep, Inc.†#	13,251	65,990
Ethan Allen Interiors, Inc.	10,283	246,998
Flexsteel Industries, Inc.	3,031	105,842
Herman Miller, Inc.	33,943	1,426,624
Hooker Furniture Corp.	5,351	166,737
Lovesac Co.†	5,829	329,688
Purple Innovation, Inc.†	22,919	559,224
Sleep Number Corp.†	10,921	1,010,302

		3,911,405

Hotels/Motels - 0.1%

Bluegreen Vacations Holding Corp.†	6,903	158,010
Hilton Grand Vacations, Inc.†	39,053	1,706,225
Marcus Corp.†	10,421	162,568
Target Hospitality Corp.†#	11,380	45,292

		2,072,095

Housewares - 0.0%

Lifetime Brands, Inc.	5,785	106,155
Tupperware Brands Corp.†	22,638	540,369

		646,524

Human Resources - 0.9%

AMN Healthcare Services, Inc.†	21,516	2,442,496
ASGN, Inc.†	23,721	2,661,259
Barrett Business Services, Inc.	3,413	264,507
Cross Country Healthcare, Inc.†	16,385	356,374
Heidrick & Struggles International, Inc.	8,826	381,460
Insperity, Inc.	16,584	1,829,879
Kforce, Inc.	9,372	547,512
Korn Ferry	24,366	1,722,432
Resources Connection, Inc.	14,395	227,441
TriNet Group, Inc.†	18,501	1,703,572
TrueBlue, Inc.†	15,957	436,105
Willdan Group, Inc.†	4,991	188,710

		12,761,747

Identification Systems - 0.1%

Brady Corp., Class A	21,530	1,148,195

Independent Power Producers - 0.1%

Clearway Energy, Inc., Class A	15,910	473,164
Clearway Energy, Inc., Class C	37,452	1,175,618
FTC Solar, Inc.†	8,681	94,189

		1,742,971

Industrial Audio & Video Products - 0.1%

Akoustis Technologies, Inc.†	19,838	196,793
GoPro, Inc., Class A†	56,993	568,220
Turtle Beach Corp.†	6,829	194,012

		959,025

Industrial Automated/Robotic - 0.0%

Ichor Holdings, Ltd.†	12,658	560,876

Instruments-Controls - 0.0%

Allied Motion Technologies, Inc.	5,310	183,514

Instruments-Scientific - 0.0%

Fluidigm Corp.†	34,219	246,719

Insurance Brokers - 0.2%

BRP Group, Inc., Class A†	21,065	793,097
Crawford & Co., Class A	7,430	74,077
eHealth, Inc.†	11,143	430,677
Goosehead Insurance, Inc., Class A	8,082	1,186,276
Selectquote, Inc.†	61,168	584,155
Trean Insurance Group, Inc.†	8,052	82,211

		3,150,493

Insurance-Life/Health - 0.4%

American Equity Investment Life Holding Co.	38,966	1,234,833
American National Group, Inc.	3,402	654,885
CNO Financial Group, Inc.	59,937	1,466,059
Independence Holding Co.	1,954	97,661
National Western Life Group, Inc., Class A	1,171	259,564
Trupanion, Inc.†	17,428	1,596,056

		5,309,058

Insurance-Multi-line - 0.1%

Citizens, Inc.†#	22,780	135,997
Genworth Financial, Inc., Class A†	231,420	867,825

		1,003,822

Insurance-Property/Casualty - 1.0%

Ambac Financial Group, Inc.†	20,767	292,607
AMERISAFE, Inc.	8,748	503,447
Donegal Group, Inc., Class A	6,647	100,104
Employers Holdings, Inc.	13,001	535,251
Enstar Group, Ltd.†	6,279	1,448,377
HCI Group, Inc.#	2,585	288,641
Heritage Insurance Holdings, Inc.	11,789	82,523
Horace Mann Educators Corp.	19,046	780,886
Investors Title Co.	593	113,773
James River Group Holdings, Ltd.	16,337	601,038
Kinsale Capital Group, Inc.	9,816	1,785,040
MetroMile, Inc.†#	16,757	67,028
NI Holdings, Inc.†	3,913	76,382
Palomar Holdings, Inc.†	11,216	1,007,197
ProAssurance Corp.	24,531	625,540
RLI Corp.	18,266	1,995,195
Safety Insurance Group, Inc.	6,607	537,215
Selective Insurance Group, Inc.	27,124	2,266,753
State Auto Financial Corp.	8,059	407,624
Stewart Information Services Corp.	12,181	766,794
Tiptree, Inc.	10,363	104,770
United Fire Group, Inc.	9,597	249,138
United Insurance Holdings Corp.	9,277	35,345
Universal Insurance Holdings, Inc.	12,373	176,192

		14,846,860

Insurance-Reinsurance - 0.3%

Argo Group International Holdings, Ltd.	14,470	765,463
Essent Group, Ltd.	50,536	2,379,235
Greenlight Capital Re, Ltd., Class A†	12,444	104,903
Maiden Holdings, Ltd.†	31,725	99,299
SiriusPoint, Ltd.†	40,406	396,383

		3,745,283

Internet Application Software - 0.0%

Tucows, Inc., Class A†	4,293	318,154
VirnetX Holding Corp.†#	28,948	129,977

		448,131

Internet Connectivity Services - 0.1%

Cogent Communications Holdings, Inc.	19,466	1,412,842

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†#	57,030	153,981

Internet Content-Information/News - 0.3%

FuboTV, Inc.†#	60,016	1,749,467
HealthStream, Inc.†	11,541	350,731
LiveXLive Media, Inc.†	24,168	82,896
TechTarget, Inc.†	11,646	985,019
Yelp, Inc.†	33,079	1,273,872

		4,441,985

Internet Financial Services - 0.1%

Open Lending Corp., Class A†	47,589	1,759,365

Internet Gambling - 0.1%

Esports Technologies, Inc.†	1,105	35,901
GAN, Ltd.†#	18,309	313,084
Golden Nugget Online Gaming, Inc.†	14,565	314,604
NeoGames SA†	2,545	104,880

		768,469

Internet Security - 0.1%

Mimecast, Ltd.†	27,222	1,900,368
Zix Corp.†	24,418	188,995

		2,089,363

Investment Companies - 0.0%

Altus Midstream Co., Class A#	1,488	96,988

Investment Management/Advisor Services - 0.8%

Artisan Partners Asset Management, Inc., Class A	26,717	1,388,215
AssetMark Financial Holdings, Inc.†	8,184	219,904
Associated Capital Group, Inc., Class A	784	28,906
Blucora, Inc.†	22,186	364,072
BrightSphere Investment Group, Inc.	26,470	719,719
Cohen & Steers, Inc.	11,351	995,596
Columbia Financial, Inc.†	18,324	330,382
Federated Hermes, Inc.	43,211	1,461,828
Focus Financial Partners, Inc., Class A†	23,585	1,223,590
GAMCO Investors, Inc., Class A	2,410	65,817
GCM Grosvenor, Inc., Class A	14,931	166,033
Hamilton Lane, Inc., Class A	15,528	1,336,495
Pzena Investment Management, Inc., Class A	7,708	84,094
Sculptor Capital Management, Inc.	9,839	278,444
StepStone Group, Inc., Class A	17,040	815,705
Virtus Investment Partners, Inc.	3,331	1,041,604
WisdomTree Investments, Inc.	63,366	399,840

		10,920,244

Lasers-System/Components - 0.2%

II-VI, Inc.†#	47,740	3,006,665

Leisure Products - 0.0%

Escalade, Inc.	4,665	107,762
Johnson Outdoors, Inc., Class A	2,389	274,233

		381,995

Linen Supply & Related Items - 0.1%

UniFirst Corp.	6,884	1,576,918

Machine Tools & Related Products - 0.1%

Kennametal, Inc.	38,157	1,418,677
Luxfer Holdings PLC	12,979	277,102

		1,695,779

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.	10,349	632,738
Hyster-Yale Materials Handling, Inc.	4,560	267,261
Manitowoc Co, Inc.†	15,668	379,949
Terex Corp.	31,233	1,594,445

		2,874,393

Machinery-Electrical - 0.3%

Argan, Inc.	6,808	315,210
Babcock & Wilcox Enterprises, Inc.†	25,332	184,924

Bloom Energy Corp., Class A†#	63,555	1,361,348
Franklin Electric Co., Inc.	21,165	1,798,602

		3,660,084

Machinery-Farming - 0.1%

AgEagle Aerial Systems, Inc.†#	30,458	107,821
Alamo Group, Inc.	4,539	703,591
Hydrofarm Holdings Group, Inc.†	5,156	260,687
Lindsay Corp.	4,976	819,796

		1,891,895

Machinery-General Industrial - 0.8%

Albany International Corp., Class A	14,045	1,100,145
Altra Industrial Motion Corp.	29,573	1,731,795
Applied Industrial Technologies, Inc.	17,715	1,573,269
Chart Industries, Inc.†	16,669	3,140,106
DXP Enterprises, Inc.†	8,135	243,887
Kadant, Inc.	5,258	1,099,553
Ranpak Holdings Corp.†	15,952	489,726
Tennant Co.	8,426	623,356
Welbilt, Inc.†	59,671	1,396,302

		11,398,139

Machinery-Material Handling - 0.0%

Columbus McKinnon Corp.	12,705	585,065

Machinery-Print Trade - 0.0%

Eastman Kodak Co.†#	20,476	149,065

Machinery-Pumps - 0.5%

Cactus, Inc., Class A	24,911	934,412
CIRCOR International, Inc.†	8,404	300,443
CSW Industrials, Inc.	6,245	829,273
Gorman-Rupp Co.	10,365	363,500
Mueller Water Products, Inc., Class A	71,888	1,194,779
NN, Inc.†	19,506	106,113
SPX FLOW, Inc.	19,237	1,549,156
Watts Water Technologies, Inc., Class A	12,558	2,154,576

		7,432,252

Machinery-Thermal Process - 0.1%

GrafTech International, Ltd.	77,805	861,301
Thermon Group Holdings, Inc.†	15,042	251,202

		1,112,503

Medical Imaging Systems - 0.1%

Lantheus Holdings, Inc.†	30,743	810,693

Medical Information Systems - 0.6%

1Life Healthcare, Inc.†	53,213	1,304,251
Alignment Healthcare, Inc.†	12,021	212,411
Allscripts Healthcare Solutions, Inc.†	63,875	981,120
Apollo Medical Holdings, Inc.†	16,552	1,256,462
Castlight Health, Inc., Class B†	54,499	98,643
Computer Programs & Systems, Inc.	6,434	228,857
DarioHealth Corp.†#	6,152	82,990
Health Catalyst, Inc.†#	20,403	1,114,208
Inovalon Holdings, Inc., Class A†	34,478	1,408,426
NantHealth, Inc.†#	12,088	26,594
NextGen Healthcare, Inc.†	25,630	391,114
Privia Health Group, Inc.†#	8,948	266,740
Schrodinger, Inc.†	20,681	1,234,449
Tabula Rasa HealthCare, Inc.†#	10,254	321,053

		8,927,318

Medical Instruments - 0.3%

AngioDynamics, Inc.†	16,889	477,959
Apyx Medical Corp.†	14,233	168,092
Asensus Surgical, Inc.†#	106,780	234,916
Misonix Opco, Inc.†	5,583	141,808
Natus Medical, Inc.†	15,394	408,249
NuVasive, Inc.†	23,643	1,469,176
Pulmonx Corp.†	11,590	465,802
Silk Road Medical, Inc.†	15,480	917,654
Stereotaxis, Inc.†	22,649	159,902

		4,443,558

Medical Labs & Testing Services - 0.7%

Agiliti, Inc.†	10,316	220,040
Aveanna Healthcare Holdings, Inc.†	17,611	166,248
Fulgent Genetics, Inc.†#	9,260	844,882
Inotiv, Inc.†	5,910	153,837
Invitae Corp.†#	91,452	2,709,723
MEDNAX, Inc.†	34,743	1,115,598
Medpace Holdings, Inc.†	13,233	2,413,038
Neuronetics, Inc.†	11,398	76,595
OPKO Health, Inc.†	179,404	692,499
Ortho Clinical Diagnostics Holdings PLC†	40,385	825,469
Personalis, Inc.†	16,247	344,112
SOC Telemed, Inc.†	18,682	50,628
Vapotherm, Inc.†	10,384	287,118
Viemed Healthcare, Inc.†	16,157	103,566

		10,003,353

Medical Laser Systems - 0.0%

Cutera, Inc.†	8,027	399,263

Medical Products - 2.4%

Accuray, Inc.†	42,216	171,819
Acutus Medical, Inc.†#	7,089	90,668
Alphatec Holdings, Inc.†	31,414	454,875
Apria, Inc.†	3,454	123,204
AtriCure, Inc.†	20,445	1,505,161
Atrion Corp.	646	448,363
Avanos Medical, Inc.†	21,965	724,845
Avita Medical, Inc.†#	10,895	220,188
AxoGen, Inc.†	17,407	296,963
Axonics, Inc.†	18,996	1,424,320
Bioventus, Inc., Class A†	3,795	55,065
Butterfly Network, Inc.†	14,831	183,311
Cardiovascular Systems, Inc.†	17,934	641,858
Castle Biosciences, Inc.†	9,723	746,046
Cerus Corp.†	76,762	495,115
ClearPoint Neuro, Inc.†#	8,587	162,037
CryoLife, Inc.†	17,352	455,317
CytoSorbents Corp.†#	18,818	180,088
Eargo, Inc.†	8,809	176,268
Glaukos Corp.†	20,511	1,223,071
Haemonetics Corp.†	23,024	1,444,756
Hanger, Inc.†	17,120	408,826
Inari Medical, Inc.†	15,513	1,269,894
InfuSystem Holdings, Inc.†	8,180	116,565

Inogen, Inc.†	8,918	527,856
Inspire Medical Systems, Inc.†	12,274	2,743,975
Integer Holdings Corp.†	14,993	1,481,159
Intersect ENT, Inc.†	15,196	413,483
Invacare Corp.†	15,359	129,937
iRadimed Corp.†	2,894	97,701
iRhythm Technologies, Inc.†	13,466	643,675
LeMaitre Vascular, Inc.	8,195	464,001
LivaNova PLC†	24,091	1,992,085
MiMedx Group, Inc.†	50,695	748,258
NanoString Technologies, Inc.†	20,702	1,204,856
NeuroPace, Inc.†	3,178	67,501
Nevro Corp.†	15,790	1,926,380
Omnicell, Inc.†	19,637	3,049,037
Orthofix Medical, Inc.†	8,640	366,336
OrthoPediatrics Corp.†	6,313	442,541
PAVmed, Inc.†	32,806	239,484
Pulse Biosciences, Inc.†#	6,350	164,465
SeaSpine Holdings Corp.†	14,490	243,142
Shockwave Medical, Inc.†	15,399	3,298,620
SI-BONE, Inc.†	14,662	357,899
Sientra, Inc.†#	26,222	159,430
Soliton, Inc.†	4,230	88,957
Surmodics, Inc.†	6,172	370,752
Tactile Systems Technology, Inc.†	8,750	389,200
Talis Biomedical Corp.†	6,593	53,140
Treace Medical Concepts, Inc.†	4,991	126,023
Zynex, Inc.†	8,881	119,094

		34,927,610

Medical-Biomedical/Gene - 8.2%

4D Molecular Therapeutics, Inc.†	4,483	136,956
89bio, Inc.†#	4,448	82,332
9 Meters Biopharma, Inc.†#	96,985	126,081
ACADIA Pharmaceuticals, Inc.†	54,621	956,414
Adicet Bio, Inc.†	9,545	79,701
Adverum Biotechnologies, Inc.†#	39,645	96,337
Affimed NV†	52,976	372,951
Agenus, Inc.†	89,963	555,072
Akero Therapeutics, Inc.†#	11,733	278,541
Akouos, Inc.†#	10,954	130,243
Akoya Biosciences, Inc.†	3,485	55,655
Albireo Pharma, Inc.†#	7,700	235,235
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Aldeyra Therapeutics, Inc.†	22,148	210,185
Aligos Therapeutics, Inc.†	8,562	145,982
Allakos, Inc.†	15,949	1,422,013
Allogene Therapeutics, Inc.†	31,032	740,113
Alpine Immune Sciences, Inc.†#	5,301	50,413
Altimmune, Inc.†	14,830	222,302
ALX Oncology Holdings, Inc.†	8,091	566,370
Amicus Therapeutics, Inc.†	120,010	1,366,914
AnaptysBio, Inc.†	8,799	225,342
Anavex Life Sciences Corp.†	28,320	551,957
Angion Biomedica Corp.†	2,649	29,166
ANI Pharmaceuticals, Inc.†	4,463	135,363
Annexon, Inc.†	14,229	232,644
Apellis Pharmaceuticals, Inc.†	29,640	1,951,794
Applied Molecular Transport, Inc.†	11,220	337,385
Applied Therapeutics, Inc.†#	8,083	126,984
Arbutus Biopharma Corp.†#	35,642	122,252
Arcturus Therapeutics Holdings, Inc.†	9,634	528,040
Arcus Biosciences, Inc.†	20,675	603,090
Arcutis Biotherapeutics, Inc.†	12,623	267,229
Ardelyx, Inc.†#	38,608	54,437
Arena Pharmaceuticals, Inc.†	27,907	1,476,838
Arrowhead Pharmaceuticals, Inc.†	46,259	3,104,904
Atara Biotherapeutics, Inc.†	37,714	564,956
Atea Pharmaceuticals, Inc.†	29,473	875,938
Athersys, Inc.†#	91,738	154,120
Athira Pharma, Inc.†	14,718	155,864
Atossa Therapeutics, Inc.†#	53,388	202,874
Atreca, Inc., Class A†#	11,853	69,577
Avalo Therapeutics, Inc.†#	24,164	74,908
Avid Bioservices, Inc.†	27,560	668,054
Avidity Biosciences, Inc.†	13,813	315,489
Avrobio, Inc.†	16,554	110,250
Axsome Therapeutics, Inc.†#	12,680	325,622
Beam Therapeutics, Inc.†	21,440	2,378,125
Berkeley Lights, Inc.†	21,882	778,124
BioAtla, Inc.†	5,561	228,502
BioCryst Pharmaceuticals, Inc.†	81,139	1,291,733
Biodesix, Inc.†#	5,605	50,557
Biohaven Pharmaceutical Holding Co., Ltd.†	24,656	3,235,853
Biomea Fusion, Inc.†	3,938	54,935
Black Diamond Therapeutics, Inc.†#	10,394	104,979
Bluebird Bio, Inc.†	30,824	564,079
Blueprint Medicines Corp.†	26,703	2,490,589
Bolt Biotherapeutics, Inc.†	5,295	94,039
Bridgebio Pharma, Inc.†#	49,112	2,461,002
Brooklyn ImmunoTherapeutics, Inc.†	10,864	131,128
C4 Therapeutics, Inc.†	15,716	630,683
Cara Therapeutics, Inc.†	20,275	319,940
Cardiff Oncology, Inc.†#	16,501	120,952
Cassava Sciences, Inc.†#	17,461	992,658
CEL-SCI Corp.†	16,196	187,550
Celldex Therapeutics, Inc.†	17,893	942,066
Cerevel Therapeutics Holdings, Inc.†	16,092	509,473
ChemoCentryx, Inc.†	24,640	389,558
Chinook Therapeutics, Inc.†	14,352	194,613
ChromaDex Corp.†#	21,388	182,440
Clene, Inc.†#	10,442	83,536
Codiak Biosciences, Inc.†#	7,166	123,255
Cogent Biosciences, Inc.†#	16,956	140,396
Cortexyme, Inc.†	9,104	876,715
Crinetics Pharmaceuticals, Inc.†#	16,646	392,346
Cue Biopharma, Inc.†	13,589	162,932
Cullinan Oncology, Inc.†	6,034	170,279
Curis, Inc.†	39,523	349,779
Cymabay Therapeutics, Inc.†#	31,630	125,255
CytomX Therapeutics, Inc.†	29,598	151,542
Deciphera Pharmaceuticals, Inc.†	17,960	565,740
Denali Therapeutics, Inc.†	41,520	2,208,864
Design Therapeutics, Inc.†#	6,150	96,678
Dicerna Pharmaceuticals, Inc.†	31,422	646,665
Dynavax Technologies Corp.†#	49,200	957,432
Dyne Therapeutics, Inc.†#	13,705	232,026
Edgewise Therapeutics, Inc.†	5,631	89,195

Editas Medicine, Inc.†	31,210	1,984,644
Eiger BioPharmaceuticals, Inc.†#	14,610	118,925
Emergent BioSolutions, Inc.†	22,358	1,410,343
Epizyme, Inc.†#	40,974	211,426
Esperion Therapeutics, Inc.†	11,980	155,980
Evelo Biosciences, Inc.†#	13,860	157,588
Evolus, Inc.†	14,720	156,032
Exagen, Inc.†	4,944	69,710
EyePoint Pharmaceuticals, Inc.†	9,642	105,483
Fate Therapeutics, Inc.†	36,591	2,680,291
FibroGen, Inc.†	39,297	457,024
Finch Therapeutics Group, Inc.†	3,454	48,874
Forma Therapeutics Holdings, Inc.†#	14,674	352,616
Forte Biosciences, Inc.†#	5,148	151,454
Frequency Therapeutics, Inc.†#	14,599	112,704
Gemini Therapeutics, Inc.†#	9,997	49,185
Generation Bio Co.†	19,996	499,900
Geron Corp.†#	137,607	199,530
Global Blood Therapeutics, Inc.†	27,313	783,610
Gossamer Bio, Inc.†#	28,375	282,048
Greenwich Lifesciences, Inc.†#	1,842	73,717
GT Biopharma, Inc.†	10,883	96,750
Halozyme Therapeutics, Inc.†	64,316	2,700,629
Harvard Bioscience, Inc.†	17,574	145,161
Homology Medicines, Inc.†	19,143	137,638
Humanigen, Inc.†#	20,468	339,359
iBio, Inc.†#	98,623	125,251
IGM Biosciences, Inc.†	3,680	262,053
Ikena Oncology, Inc.†#	4,138	53,256
Immunic, Inc.†	7,078	69,718
ImmunityBio, Inc.†	30,521	347,329
ImmunoGen, Inc.†	89,168	539,466
Immunovant, Inc.†	17,120	148,259
Impel Neuropharma, Inc.†#	2,456	46,639
Infinity Pharmaceuticals, Inc.†#	39,946	141,409
Inhibrx, Inc.†	12,739	363,316
Innoviva, Inc.†	28,878	440,678
Inovio Pharmaceuticals, Inc.†	94,357	815,244
Inozyme Pharma, Inc.†#	6,566	101,248
Insmed, Inc.†	47,122	1,321,301
Instil Bio, Inc.†	7,954	149,933
Intercept Pharmaceuticals, Inc.†#	12,791	190,714
Intra-Cellular Therapies, Inc.†	32,253	1,070,800
iTeos Therapeutics, Inc.†	9,217	261,302
IVERIC bio, Inc.†	41,334	436,900
Kadmon Holdings, Inc.†	79,101	433,473
Kaleido Biosciences, Inc.†	8,840	54,278
Karuna Therapeutics, Inc.†	10,132	1,204,695
Karyopharm Therapeutics, Inc.†#	32,856	190,565
KemPharm, Inc.†	13,042	121,291
Keros Therapeutics, Inc.†	7,121	239,550
Kezar Life Sciences, Inc.†	15,618	119,009
Kiniksa Pharmaceuticals, Ltd., Class A†	13,309	167,427
Kinnate Biopharma, Inc.†	6,188	136,879
Kodiak Sciences, Inc.†#	15,285	1,439,541
Kronos Bio, Inc.†#	17,715	370,421
Krystal Biotech, Inc.†	8,184	474,181
Kymera Therapeutics, Inc.†#	13,192	819,751
Lexicon Pharmaceuticals, Inc.†	30,979	146,221
Ligand Pharmaceuticals, Inc.†	6,883	910,621
Lineage Cell Therapeutics, Inc.†#	55,339	139,454
MacroGenics, Inc.†	26,920	635,581
Magenta Therapeutics, Inc.†#	13,653	87,379
MEI Pharma, Inc.†	49,473	138,524
MeiraGTx Holdings PLC†#	13,594	170,061
Mersana Therapeutics, Inc.†	31,427	437,778
MindMed, Inc.†#	146,980	424,772
Molecular Templates, Inc.†#	16,873	110,012
Mustang Bio, Inc.†	31,761	96,553
Myriad Genetics, Inc.†	34,937	1,250,046
NeoGenomics, Inc.†#	51,746	2,515,891
NGM Biopharmaceuticals, Inc.†	14,379	313,894
Nkarta, Inc.†	6,438	208,205
Nurix Therapeutics, Inc.†	14,293	460,092
Nuvation Bio, Inc.†	16,165	149,203
Olema Pharmaceuticals, Inc.†	5,535	165,607
Omeros Corp.†#	27,517	448,527
Oncocyte Corp.†#	32,339	132,590
Oncorus, Inc.†#	9,320	96,276
Oncternal Therapeutics, Inc.†	20,196	91,286
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	17,406	296,946
Oyster Point Pharma, Inc.†#	5,071	66,836
Pacific Biosciences of California, Inc.†	88,748	2,778,700
Phathom Pharmaceuticals, Inc.†	9,242	328,923
Pliant Therapeutics Inc†#	10,979	200,257
Portage Biotech, Inc.†#	1,645	33,410
Poseida Therapeutics, Inc.†	13,125	113,400
Praxis Precision Medicines, Inc.†	11,130	221,153
Precigen, Inc.†	43,283	261,862
Precision BioSciences, Inc.†	21,687	272,606
Prelude Therapeutics Inc†	4,939	176,273
Prothena Corp. PLC†	15,561	1,044,454
Provention Bio, Inc.†#	25,310	169,830
PTC Therapeutics, Inc.†	31,697	1,383,574
Puma Biotechnology, Inc.†	14,581	110,378
Radius Health, Inc.†#	21,364	296,105
Rain Therapeutics, Inc.†	3,386	59,357
RAPT Therapeutics, Inc.†	8,201	268,173
Recursion Pharmaceuticals, Inc., Class A†	9,642	243,171
REGENXBIO, Inc.†	18,013	581,820
Relay Therapeutics, Inc.†	26,716	855,714
Replimune Group, Inc.†	12,217	388,012
REVOLUTION Medicines, Inc.†	27,105	788,484
Rigel Pharmaceuticals, Inc.†#	77,971	296,290
Rocket Pharmaceuticals, Inc.†#	18,128	620,159
Rubius Therapeutics, Inc.†	20,575	446,889
Sana Biotechnology, Inc.†#	12,252	293,925
Sangamo Therapeutics, Inc.†	53,644	531,612
Scholar Rock Holding Corp.†	12,624	499,027
Seelos Therapeutics, Inc.†#	34,597	76,113
Seer, Inc.†#	6,920	276,662
Selecta Biosciences, Inc.†	40,763	176,911
Sensei Biotherapeutics, Inc.†	3,474	37,450
Sesen Bio, Inc.†	78,016	73,951
Shattuck Labs, Inc.†	12,139	256,497
Sigilon Therapeutics, Inc.†	3,367	20,000

Silverback Therapeutics, Inc.†#	5,805	127,710
Solid Biosciences, Inc.†	27,211	73,742
Sorrento Therapeutics, Inc.†#	124,417	1,119,753
SpringWorks Therapeutics, Inc.†	13,324	1,000,632
Spruce Biosciences, Inc.†#	3,963	30,396
SQZ Biotechnologies Co.†#	10,389	138,174
Stoke Therapeutics, Inc.†	8,711	228,054
Surface Oncology, Inc.†	15,184	96,115
Sutro Biopharma, Inc.†	19,787	429,774
Syndax Pharmaceuticals, Inc.†	20,520	358,895
Talaris Therapeutics, Inc.†	4,065	47,195
Tarsus Pharmaceuticals, Inc.†	3,847	101,946
Taysha Gene Therapies, Inc.†#	10,159	201,961
TCR2 Therapeutics, Inc.†	13,920	233,438
Terns Pharmaceuticals, Inc.†	3,977	53,530
TG Therapeutics, Inc.†#	58,499	1,583,568
Theravance Biopharma, Inc.†#	24,329	201,931
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Translate Bio, Inc.†	30,593	1,144,178
TransMedics Group, Inc.†	11,828	386,539
Travere Therapeutics, Inc.†	26,603	580,744
Trillium Therapeutics, Inc.†	44,640	769,147
Turning Point Therapeutics, Inc.†	20,984	1,616,188
Twist Bioscience Corp.†	21,547	2,439,336
UroGen Pharma, Ltd.†#	8,902	156,853
Vaxart, Inc.†	54,515	487,909
VBI Vaccines, Inc.†#	84,974	306,756
Veracyte, Inc.†	30,790	1,481,307
Verastem, Inc.†	78,664	208,460
Vericel Corp.†	21,218	1,149,379
Veru, Inc.†	28,841	257,262
Viking Therapeutics, Inc.†#	31,218	206,351
Vincerx Pharma, Inc.†	2,147	33,665
Vir Biotechnology, Inc.†	27,433	1,413,897
Viracta Therapeutics, Inc.†	16,544	152,536
VistaGen Therapeutics, Inc.†	87,306	265,410
Vor BioPharma, Inc.†	5,207	76,491
WaVe Life Sciences, Ltd.†	17,119	108,363
Werewolf Therapeutics, Inc.†	3,454	61,481
XBiotech, Inc.	6,859	109,538
Xencor, Inc.†	25,801	873,880
XOMA Corp.†#	2,749	85,549
Y-mAbs Therapeutics, Inc.†	15,948	490,879
Zentalis Pharmaceuticals, Inc.†	15,173	1,034,647
ZIOPHARM Oncology, Inc.†#	95,659	155,924

		118,724,544

Medical-Drugs - 2.1%

Aclaris Therapeutics, Inc.†	19,813	321,169
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Aeglea BioTherapeutics, Inc.†	18,443	133,712
Aerie Pharmaceuticals, Inc.†	19,319	288,046
Alector, Inc.†	26,290	710,619
Alkermes PLC†	73,208	2,288,482
Allovir, Inc.†#	13,460	259,105
Amphastar Pharmaceuticals, Inc.†	16,890	332,057
Ampio Pharmaceuticals, Inc.†#	86,803	142,357
Athenex, Inc.†#	39,461	144,033
Beyondspring, Inc.†	10,222	320,051
Bioxcel Therapeutics, Inc.†#	6,975	205,414
Catalyst Pharmaceuticals, Inc.†	44,312	244,159
Chimerix, Inc.†	33,314	236,529
Citius Pharmaceuticals, Inc.†	51,821	116,597
Clovis Oncology, Inc.†#	45,458	219,108
Coherus Biosciences, Inc.†	29,269	467,719
Collegium Pharmaceutical, Inc.†	16,062	329,753
Corcept Therapeutics, Inc.†	44,122	938,916
Cytokinetics, Inc.†	35,415	1,167,633
Durect Corp.†#	103,238	143,501
Eagle Pharmaceuticals, Inc.†	5,302	282,968
Enanta Pharmaceuticals, Inc.†	8,792	502,902
Foghorn Therapeutics, Inc.†#	8,926	115,859
Fortress Biotech, Inc.†	32,688	107,543
Fulcrum Therapeutics, Inc.†	10,108	300,208
Gritstone bio, Inc.†	18,427	169,528
Harmony Biosciences Holdings, Inc.†	10,201	345,712
Harpoon Therapeutics, Inc.†	8,536	80,921
Hookipa Pharma, Inc.†#	8,760	60,356
Ideaya Biosciences, Inc.†	12,809	301,011
Intellia Therapeutics, Inc.†	30,923	4,964,069
Ironwood Pharmaceuticals, Inc.†	66,298	868,504
Jounce Therapeutics, Inc.†	15,044	93,574
Kala Pharmaceuticals, Inc.†#	22,065	74,580
KalVista Pharmaceuticals, Inc.†	9,072	185,432
Kura Oncology, Inc.†	28,999	535,322
Landos Biopharma, Inc.†	2,949	39,163
Madrigal Pharmaceuticals, Inc.†	5,181	428,728
Marinus Pharmaceuticals, Inc.†#	16,855	208,328
Mirum Pharmaceuticals, Inc.†	1,645	26,731
Morphic Holding, Inc.†	9,462	596,201
Neoleukin Therapeutics, Inc.†	16,068	130,954
NexImmune, Inc.†	3,084	43,423
Ocular Therapeutix, Inc.†	34,981	369,399
ORIC Pharmaceuticals, Inc.†	13,466	297,464
Pacira BioSciences, Inc.†	19,921	1,181,116
Paratek Pharmaceuticals, Inc.†#	20,893	116,165
Passage Bio, Inc.†	16,925	203,438
PetIQ, Inc.†#	12,048	312,646
Phibro Animal Health Corp., Class A	9,329	226,601
PMV Pharmaceuticals Inc†	11,970	363,289
Prestige Consumer Healthcare, Inc.†	22,858	1,311,821
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	0
Protagonist Therapeutics, Inc.†	18,866	915,001
Reata Pharmaceuticals, Inc., Class A†#	12,529	1,334,464
Relmada Therapeutics, Inc.†	6,847	163,712
Reneo Pharmaceuticals, Inc.†#	2,878	31,859
Rhythm Pharmaceuticals, Inc.†	20,103	261,540
Seres Therapeutics, Inc.†#	31,762	203,594
SIGA Technologies, Inc.†	22,596	147,552
Spectrum Pharmaceuticals, Inc.†	70,599	165,908
Spero Therapeutics, Inc.†#	11,043	212,578
Summit Therapeutics, Inc.†#	10,258	81,756
Supernus Pharmaceuticals, Inc.†	22,418	617,167
Syros Pharmaceuticals, Inc.†#	26,272	139,242
TherapeuticsMD, Inc.†#	165,067	131,228
Tonix Pharmaceuticals Holding Corp.†#	149,083	105,238
Trevena, Inc.†#	74,629	98,510
Vanda Pharmaceuticals, Inc.†	25,008	418,634

Vaxcyte, Inc.†	18,139	475,786
Verrica Pharmaceuticals, Inc.†#	5,977	66,942
Zogenix, Inc.†#	25,593	379,032

		29,802,659

Medical-Generic Drugs - 0.2%

Amneal Pharmaceuticals, Inc.†	45,507	256,659
Arvinas, Inc.†	19,919	1,717,217
Endo International PLC†	104,607	239,550
Prometheus Biosciences, Inc.†	5,158	112,548

		2,325,974

Medical-HMO - 0.1%

Magellan Health, Inc.†	10,833	1,025,018
Ontrak, Inc.†	3,930	47,632
Tivity Health, Inc.†	20,086	466,999
Triple-S Management Corp., Class B†	10,381	368,526

		1,908,175

Medical-Hospitals - 0.5%

Community Health Systems, Inc.†	56,709	698,088
Select Medical Holdings Corp.	50,431	1,743,399
Surgery Partners, Inc.†	14,465	711,678
Tenet Healthcare Corp.†	48,474	3,652,516

		6,805,681

Medical-Nursing Homes - 0.2%

Ensign Group, Inc.	23,983	1,958,692
Innovage Holding Corp.†	8,365	125,726
National HealthCare Corp.	5,732	423,308
Pennant Group, Inc.†	11,698	357,608

		2,865,334

Medical-Outpatient/Home Medical - 0.4%

Addus HomeCare Corp.†	7,025	631,688
American Well Corp., Class A†	88,847	951,551
Joint Corp.†	6,245	638,052
LHC Group, Inc.†	13,939	2,603,248
ModivCare, Inc.†	5,671	1,118,661

		5,943,200

Medical-Wholesale Drug Distribution - 0.2%

AdaptHealth Corp.†	35,972	864,767
Covetrus, Inc.†	47,235	1,067,038
Owens & Minor, Inc.	33,106	1,234,192

		3,165,997

Metal Processors & Fabrication - 0.7%

AZZ, Inc.	11,351	607,846
Helios Technologies, Inc.	14,759	1,204,630
Lawson Products, Inc.†	2,172	114,573
Mayville Engineering Co., Inc.†	4,088	60,993
Mueller Industries, Inc.	25,645	1,144,023
Park-Ohio Holdings Corp.	3,882	100,078
Proto Labs, Inc.†	12,683	940,571
RBC Bearings, Inc.†	11,289	2,613,629
Rexnord Corp.	54,755	3,326,914
Standex International Corp.	5,516	547,408
Tredegar Corp.	11,961	158,842

		10,819,507

Metal Products-Distribution - 0.1%

Olympic Steel, Inc.	4,277	116,591
Ryerson Holding Corp.	7,499	173,602
Worthington Industries, Inc.	15,808	916,073

		1,206,266

Metal-Aluminum - 0.3%

Arconic Corp.†	50,387	1,737,848
Century Aluminum Co.†	23,443	300,539
Constellium SE†	56,029	1,132,906
Kaiser Aluminum Corp.	7,214	910,840

		4,082,133

Metal-Diversified - 0.0%

PolyMet Mining Corp.†#	13,175	44,400

Miscellaneous Manufacturing - 0.3%

Hillenbrand, Inc.	34,310	1,592,670
John Bean Technologies Corp.	14,324	2,089,729

		3,682,399

Motion Pictures & Services - 0.1%

Chicken Soup For The Soul Entertainment, Inc.†	5,250	127,365
Eros STX Global Corp.†#	144,973	115,978
IMAX Corp.†	22,744	357,308
Lions Gate Entertainment Corp., Class A†	26,580	343,414
Lions Gate Entertainment Corp., Class B†	52,592	618,482

		1,562,547

MRI/Medical Diagnostic Imaging - 0.0%

RadNet, Inc.†	20,423	641,486

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	22,684	1,148,264

Multimedia - 0.0%

E.W. Scripps Co., Class A	26,154	484,895
Entravision Communications Corp., Class A	27,101	188,894

		673,789

Networking Products - 0.2%

A10 Networks, Inc.†	27,425	380,933
Calix, Inc.†	24,929	1,161,691
Extreme Networks, Inc.†	56,336	610,119
Infinera Corp.†	81,206	687,815
NeoPhotonics Corp.†	23,018	214,988
NETGEAR, Inc.†	13,761	491,681

		3,547,227

Night Clubs - 0.0%

RCI Hospitality Holdings, Inc.	3,811	246,229

Non-Ferrous Metals - 0.1%

Energy Fuels, Inc.†#	64,352	348,144
Ur-Energy, Inc.†	82,576	107,349
Uranium Energy Corp.†#	96,861	243,121

		698,614

Non-Hazardous Waste Disposal - 0.2%

Casella Waste Systems, Inc., Class A†	22,456	1,661,519
Covanta Holding Corp.	54,677	1,096,274

		2,757,793

Office Automation & Equipment - 0.0%

Pitney Bowes, Inc.	80,270	599,617

Office Furnishings-Original - 0.1%

CompX International, Inc.	732	16,829
HNI Corp.	19,868	752,799
Interface, Inc.	26,530	381,501
Kimball International, Inc., Class B	16,481	205,518
Steelcase, Inc., Class A	40,459	570,067

		1,926,714

Office Supplies & Forms - 0.0%

ACCO Brands Corp.	42,535	398,553

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	48,061	1,293,802
Nabors Industries, Ltd.†	3,226	272,081
Patterson-UTI Energy, Inc.	85,139	660,679

		2,226,562

Oil Companies-Exploration & Production - 1.9%

Antero Resources Corp.†	130,607	1,791,928
Berry Corp.	30,777	184,662
Bonanza Creek Energy, Inc.	14,085	547,625
Brigham Minerals, Inc., Class A	19,920	380,870
California Resources Corp.†	38,374	1,313,542
Callon Petroleum Co.†	18,209	622,202
Centennial Resource Development, Inc., Class A†	82,638	421,454
Chesapeake Energy Corp.#	45,094	2,516,696
CNX Resources Corp.†	99,857	1,134,376
Comstock Resources, Inc.†	41,795	247,008
Contango Oil & Gas Co.†#	67,034	243,333
Denbury, Inc.†	23,028	1,619,559
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	10,936	90,441
Extraction Oil & Gas, Inc.†	7,134	324,811
Falcon Minerals Corp.	18,166	80,657
HighPeak Energy, Inc.#	2,275	21,999
Kosmos Energy, Ltd.†	184,927	436,428
Laredo Petroleum, Inc.†	5,742	310,240
Magnolia Oil & Gas Corp., Class A	63,547	996,417
Matador Resources Co.	50,544	1,453,140
Northern Oil and Gas, Inc.	21,832	362,411
Oasis Petroleum, Inc.	9,210	797,494
Ovintiv, Inc.	119,641	3,261,414
PDC Energy, Inc.	45,380	1,894,615
Penn Virginia Corp.†	7,033	145,583
Range Resources Corp.†	109,128	1,595,451
Riley Exploration Permian, Inc.	1,045	21,109
SM Energy Co.	53,215	1,016,407
Southwestern Energy Co.†	309,315	1,407,383
Talos Energy, Inc.†	16,827	208,655
Tellurian, Inc.†	144,657	461,456
Vine Energy, Inc., Class A†	9,414	139,986
W&T Offshore, Inc.†	42,829	139,623
Whiting Petroleum Corp.†	17,978	844,067

		27,033,042

Oil Companies-Integrated - 0.1%

Murphy Oil Corp.	66,885	1,421,975

Oil Field Machinery & Equipment - 0.0%

Dril-Quip, Inc.†	16,025	389,407
US Silica Holdings, Inc.†	33,523	294,332

		683,739

Oil Refining & Marketing - 0.1%

CVR Energy, Inc.	13,506	194,486
Delek US Holdings, Inc.	29,966	512,718
Par Pacific Holdings, Inc.†	20,420	336,726
PBF Energy, Inc., Class A†	43,964	457,226

		1,501,156

Oil-Field Services - 0.5%

Archrock, Inc.	61,553	472,727
Bristow Group, Inc.†	2,956	93,291
ChampionX Corp.†	92,575	2,159,775
DMC Global, Inc.†	8,480	340,642
Frank’s International NV†	75,801	218,307
FTS International, Inc., Class A†	4,057	90,106
Helix Energy Solutions Group, Inc.†	65,325	245,622
Liberty Oilfield Services, Inc., Class A†	39,518	403,874
Matrix Service Co.†	11,889	134,108
MRC Global, Inc.†	36,743	301,293
National Energy Services Reunited Corp.†#	13,589	154,235
Newpark Resources, Inc.†	40,716	106,676
NexTier Oilfield Solutions, Inc.†	78,939	284,180
NOW, Inc.†	50,313	386,404
Oceaneering International, Inc.†	45,459	559,146
Oil States International, Inc.†	27,655	162,058
ProPetro Holding Corp.†	38,966	301,597
RPC, Inc.†	30,834	118,094
Select Energy Services, Inc., Class A†	26,955	144,209
Solaris Oilfield Infrastructure, Inc., Class A	14,273	106,048
TETRA Technologies, Inc.†	56,007	181,463
Tidewater, Inc.†	18,542	213,233

		7,177,088

Optical Supplies - 0.2%

STAAR Surgical Co.†	21,458	3,314,617

Paper & Related Products - 0.2%

Clearwater Paper Corp.†	7,527	244,552
Domtar Corp.†	22,814	1,250,892
Glatfelter Corp.	19,983	315,732
Neenah, Inc.	7,695	387,751
Schweitzer-Mauduit International, Inc.	14,290	546,878
Verso Corp., Class A	13,678	260,566

		3,006,371

Patient Monitoring Equipment - 0.1%

CareDx, Inc.†	22,837	1,673,495

Pharmacy Services - 0.1%

Option Care Health, Inc.†	58,779	1,572,338

Physical Therapy/Rehabilitation Centers - 0.0%

U.S. Physical Therapy, Inc.	5,833	684,794

Physicians Practice Management - 0.1%

Accolade, Inc.†	22,974	1,088,508

Pipelines - 0.2%

Equitrans Midstream Corp.	186,667	1,629,603
Golar LNG, Ltd.†	46,927	527,929

		2,157,532

Pollution Control - 0.0%

CECO Environmental Corp.†	14,199	107,202

Poultry - 0.1%

Sanderson Farms, Inc.	9,273	1,822,145

Power Converter/Supply Equipment - 0.0%

Blink Charging Co.†#	16,663	540,381
Powell Industries, Inc.	4,157	105,172

		645,553

Precious Metals - 0.2%

Coeur Mining, Inc.†	110,620	779,871
Hecla Mining Co.	242,635	1,492,205

		2,272,076

Printing-Commercial - 0.1%

Cimpress PLC†	8,007	760,505
Deluxe Corp.	19,222	737,164
Ennis, Inc.	11,648	226,088
RR Donnelley & Sons Co.†	32,338	158,779

		1,882,536

Private Corrections - 0.0%

CoreCivic, Inc.†	54,745	532,121

Professional Sports - 0.1%

Hall of Fame Resort & Entertainment Co.†#	25,092	84,309
Liberty Media Corp. - Liberty Braves, Series A†#	4,572	118,872
Liberty Media Corp. - Liberty Braves, Series C†	16,677	431,101
Madison Square Garden Entertainment Corp.†	11,002	882,250

		1,516,532

Protection/Safety - 0.2%

Alarm.com Holdings, Inc.†	21,582	1,820,010
ShotSpotter, Inc.†	3,867	154,022
Vivint Smart Home, Inc.†	41,814	510,131

		2,484,163

Publishing-Books - 0.1%

Gannett Co, Inc.†	64,219	407,791
Houghton Mifflin Harcourt Co.†	58,024	781,583
Scholastic Corp.	13,264	440,895

		1,630,269

Publishing-Newspapers - 0.1%

TEGNA, Inc.	100,951	1,788,852

Publishing-Periodicals - 0.1%

Meredith Corp.†	18,209	783,169
Thryv Holdings, Inc.†	2,952	91,482
Value Line, Inc.	447	16,383

		891,034

Quarrying - 0.1%

Compass Minerals International, Inc.	15,611	1,044,844

Radio - 0.1%

Entercom Communications Corp.†	53,838	191,125
iHeartMedia, Inc., Class A†	51,114	1,271,716

		1,462,841

Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	38,686	820,917
Agree Realty Corp.	30,697	2,288,461
Alexander & Baldwin, Inc.	33,074	690,585
Alexander’s, Inc.	977	260,175
American Assets Trust, Inc.	22,794	907,657
American Finance Trust, Inc.	49,941	430,491
Apartment Investment & Management Co., Class A	67,987	488,147
Apollo Commercial Real Estate Finance, Inc.	64,047	995,931
Apple Hospitality REIT, Inc.	95,851	1,416,678
Arbor Realty Trust, Inc.	58,073	1,061,574
Ares Commercial Real Estate Corp.	17,211	271,590
Armada Hoffler Properties, Inc.	27,255	366,035
ARMOUR Residential REIT, Inc.#	32,275	350,507
Ashford Hospitality Trust, Inc.†#	5,002	77,281
Blackstone Mtg. Trust, Inc., Class A	63,204	2,073,723
Braemar Hotels & Resorts, Inc.†	20,306	102,342
Brandywine Realty Trust	77,458	1,075,117
BrightSpire Capital, Inc.	38,532	386,091
Broadmark Realty Capital, Inc.	58,629	616,191
Broadstone Net Lease, Inc.	64,953	1,779,712
BRT Apartments Corp.	5,026	97,605
Capstead Mtg. Corp.	43,530	299,922
CareTrust REIT, Inc.	44,051	968,681
CatchMark Timber Trust, Inc., Class A	22,323	257,607
Centerspace	6,038	610,925
Chatham Lodging Trust†	21,821	261,852
Chimera Investment Corp.	105,080	1,609,826
City Office REIT, Inc.	19,495	311,335
Clipper Realty, Inc.	5,568	46,994
Columbia Property Trust, Inc.	52,339	875,108
Community Healthcare Trust, Inc.	10,653	516,777
CorePoint Lodging, Inc.†	17,957	259,658
Corporate Office Properties Trust	51,562	1,453,017
CTO Realty Growth, Inc.	2,717	152,397
DiamondRock Hospitality Co.†	95,472	863,067
DigitalBridge Group, Inc.†#	218,229	1,505,780
Diversified Healthcare Trust	108,323	406,211
Dynex Capital, Inc.	13,875	246,420
Easterly Government Properties, Inc.	38,487	822,467
EastGroup Properties, Inc.	18,147	3,271,178
Ellington Financial, Inc.	18,735	346,972
Empire State Realty Trust, Inc., Class A	65,272	670,343
Equity Commonwealth	53,536	1,410,138
Essential Properties Realty Trust, Inc.	53,434	1,731,796
Farmland Partners, Inc.	12,227	149,781
Four Corners Property Trust, Inc.	34,727	993,539
Franklin Street Properties Corp.	47,098	226,070
GEO Group, Inc.#	53,770	416,718
Getty Realty Corp.	18,190	575,350
Gladstone Commercial Corp.	16,461	372,512
Gladstone Land Corp.	11,503	270,896

Global Medical REIT, Inc.	25,879	399,054
Global Net Lease, Inc.	43,836	745,212
Granite Point Mtg. Trust, Inc.	24,988	343,835
Great Ajax Corp.	9,900	139,887
Healthcare Realty Trust, Inc.	64,662	1,941,800
Hersha Hospitality Trust†	14,738	138,242
Independence Realty Trust, Inc.#	46,632	955,023
INDUS Realty Trust, Inc.	1,994	139,799
Industrial Logistics Properties Trust	29,657	813,492
Innovative Industrial Properties, Inc.#	10,817	2,660,008
Invesco Mtg. Capital, Inc.	113,277	353,424
iStar, Inc.#	32,304	854,441
Kite Realty Group Trust	38,071	771,318
KKR Real Estate Finance Trust, Inc.	14,751	314,639
Ladder Capital Corp.	51,868	591,814
Lexington Realty Trust	125,234	1,694,416
LTC Properties, Inc.	17,770	613,243
Macerich Co.	90,214	1,540,855
Mack-Cali Realty Corp.†	40,091	716,827
MFA Financial, Inc.	202,061	969,893
Monmouth Real Estate Investment Corp.	43,480	825,250
National Health Investors, Inc.	19,971	1,194,665
National Storage Affiliates Trust	35,723	2,045,142
NETSTREIT Corp.	18,113	468,402
New Senior Investment Group, Inc.	37,387	326,389
New York Mtg. Trust, Inc.	173,288	765,933
NexPoint Residential Trust, Inc.	10,221	662,219
Office Properties Income Trust	21,855	579,813
One Liberty Properties, Inc.	7,352	234,088
Orchid Island Capital, Inc.#	43,276	217,246
Outfront Media, Inc.	66,427	1,644,733
Paramount Group, Inc.	85,213	754,987
Pebblebrook Hotel Trust	59,336	1,307,172
PennyMac Mtg. Investment Trust	44,729	868,190
Physicians Realty Trust	98,434	1,822,013
Piedmont Office Realty Trust, Inc., Class A	56,607	1,008,737
Plymouth Industrial REIT, Inc.	13,363	314,832
Postal Realty Trust, Inc., Class A	5,500	107,525
PotlatchDeltic Corp.	30,144	1,565,981
Preferred Apartment Communities, Inc., Class A	22,873	285,455
PS Business Parks, Inc.	9,170	1,441,799
QTS Realty Trust, Inc., Class A	31,368	2,446,077
Ready Capital Corp.	26,402	404,215
Redwood Trust, Inc.	51,592	643,352
Retail Opportunity Investments Corp.	53,075	959,596
Retail Properties of America, Inc., Class A	97,918	1,294,476
Retail Value, Inc.	7,959	198,975
RLJ Lodging Trust	74,726	1,078,296
RPT Realty	36,802	476,218
Ryman Hospitality Properties, Inc.†	24,550	2,039,368
Sabra Health Care REIT, Inc.	98,435	1,574,960
Safehold, Inc.	8,167	731,845
Saul Centers, Inc.	5,400	248,832
Seritage Growth Properties, Class A†#	16,707	270,152
Service Properties Trust	74,911	856,233
SITE Centers Corp.	79,091	1,274,156
STAG Industrial, Inc.#	73,453	3,103,389
Summit Hotel Properties, Inc.†	47,350	441,302
Sunstone Hotel Investors, Inc.†	98,107	1,137,060
Tanger Factory Outlet Centers, Inc.	45,278	757,048
Terreno Realty Corp.	31,297	2,090,953
TPG RE Finance Trust, Inc.	27,405	345,303
Two Harbors Investment Corp.	143,273	945,602
UMH Properties, Inc.	18,455	437,384
Uniti Group, Inc.	88,770	1,160,224
Universal Health Realty Income Trust	5,857	346,910
Urban Edge Properties	52,852	1,001,017
Urstadt Biddle Properties, Inc., Class A	13,587	259,240
Washington Real Estate Investment Trust	38,649	971,636
Whitestone REIT	18,282	179,346
Xenia Hotels & Resorts, Inc.†	52,010	906,014

		102,177,119

Real Estate Management/Services - 0.5%

Cushman & Wakefield PLC†#	53,563	971,633
eXp World Holdings, Inc.#	28,326	1,298,747
Fathom Holdings, Inc.†#	2,353	67,249
Marcus & Millichap, Inc.†	10,836	424,988
Newmark Group, Inc., Class A	68,104	927,576
RE/MAX Holdings, Inc., Class A	8,448	282,923
Realogy Holdings Corp.†	52,576	922,709
Redfin Corp.†#	46,431	2,255,154
RMR Group, Inc., Class A	6,964	322,712

		7,473,691

Real Estate Operations & Development - 0.2%

FRP Holdings, Inc.†	3,049	175,927
Kennedy-Wilson Holdings, Inc.	54,811	1,205,294
Legacy Housing Corp.†	3,670	71,932
McGrath RentCorp	11,023	769,185
Radius Global Infrastructure, Inc., Class A†	20,075	358,941
Rafael Holdings, Inc., Class B†#	4,447	186,107
St. Joe Co.	15,209	703,721

		3,471,107

Recreational Centers - 0.0%

OneSpaWorld Holdings, Ltd.†	24,122	253,281

Recreational Vehicles - 0.1%

Camping World Holdings, Inc., Class A	19,482	778,111
Malibu Boats, Inc., Class A†	9,458	677,193
Marine Products Corp.	3,717	52,707
MasterCraft Boat Holdings, Inc.†	8,581	214,010
OneWater Marine, Inc., Class A	4,683	189,615

		1,911,636

Recycling - 0.1%

Harsco Corp.†	35,742	651,934
PureCycle Technologies, Inc.†#	15,033	221,136

		873,070

Rental Auto/Equipment - 0.7%

Aaron’s Co., Inc.	15,480	410,530
Alta Equipment Group, Inc.†	8,628	114,407
Avis Budget Group, Inc.†	23,345	2,118,559

CAI International, Inc.	7,425	415,577
Custom Truck One Source, Inc.†#	5,938	50,889
Herc Holdings, Inc.†	11,391	1,497,347
PROG Holdings, Inc.	30,639	1,449,837
Rent-A-Center, Inc.	30,091	1,898,140
Textainer Group Holdings, Ltd.†	21,875	726,688
Triton International, Ltd.	30,465	1,667,045

		10,349,019

Resort/Theme Parks - 0.1%

SeaWorld Entertainment, Inc.†	23,508	1,156,359

Retail-Apparel/Shoe - 0.6%

Abercrombie & Fitch Co., Class A†	28,003	1,001,387
American Eagle Outfitters, Inc.#	69,468	2,120,163
Boot Barn Holdings, Inc.†	13,115	1,170,907
Buckle, Inc.	13,582	526,031
Caleres, Inc.	16,818	413,555
Cato Corp., Class A	9,029	155,841
Chico’s FAS, Inc.†	54,905	283,859
Children’s Place, Inc.†	6,417	557,252
Designer Brands, Inc., Class A†	27,438	397,851
Duluth Holdings, Inc., Class B†	5,541	86,218
Genesco, Inc.†	6,691	415,043
Guess?, Inc.	18,374	444,467
Shoe Carnival, Inc.	8,060	308,537
Tilly’s, Inc., Class A	10,345	161,072
Vera Bradley, Inc.†	11,744	134,586
Winmark Corp.	1,610	337,504

		8,514,273

Retail-Appliances - 0.0%

Conn’s, Inc.†	8,149	200,465

Retail-Arts & Crafts - 0.0%

JOANN, Inc.#	5,296	72,608

Retail-Automobile - 0.4%

America’s Car-Mart, Inc.†	2,769	358,115
Asbury Automotive Group, Inc.†	8,836	1,645,617
CarLotz, Inc.†#	19,839	81,538
Group 1 Automotive, Inc.	8,022	1,327,160
Lazydays Holdings, Inc.†	3,353	82,383
Rush Enterprises, Inc., Class A	19,278	850,160
Rush Enterprises, Inc., Class B	2,995	126,958
Shift Technologies, Inc.†#	28,325	210,738
Sonic Automotive, Inc., Class A#	9,989	504,844

		5,187,513

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	50,099	1,379,726

Retail-Bookstores - 0.0%

Barnes & Noble Education, Inc.†	17,537	143,102

Retail-Building Products - 0.2%

Aspen Aerogels, Inc.†	9,858	431,287
Beacon Roofing Supply, Inc.†	25,471	1,311,247
BlueLinx Holdings, Inc.†	4,094	235,651
GMS, Inc.†	19,512	964,088

		2,942,273

Retail-Computer Equipment - 0.0%

PC Connection, Inc.	5,061	245,003

Retail-Convenience Store - 0.0%

Arko Corp.†	9,373	96,917

Retail-Discount - 0.3%

Big Lots, Inc.	15,848	771,164
BJ’s Wholesale Club Holdings, Inc.†	62,560	3,544,650
Citi Trends, Inc.†	4,068	350,417

		4,666,231

Retail-Drug Store - 0.1%

MedAvail Holdings, Inc.†#	5,348	17,862
OptimizeRx Corp.†	7,687	508,726
Rite Aid Corp.†#	25,091	445,114

		971,702

Retail-Floor Coverings - 0.0%

Lumber Liquidators Holdings, Inc.†	13,077	272,786

Retail-Gardening Products - 0.1%

GrowGeneration Corp.†#	24,690	789,833

Retail-Hair Salons - 0.0%

Regis Corp.†#	10,786	58,460

Retail-Home Furnishings - 0.1%

Bassett Furniture Industries, Inc.	4,249	91,311
Haverty Furniture Cos., Inc.	7,613	271,251
Kirkland’s, Inc.†#	6,395	122,272
La-Z-Boy, Inc.	20,984	734,650

		1,219,484

Retail-Jewelry - 0.2%

Movado Group, Inc.	7,173	259,232
Signet Jewelers, Ltd.	23,800	1,884,960

		2,144,192

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	9,817	477,303

Retail-Misc./Diversified - 0.2%

Container Store Group, Inc.†	14,509	168,304
Party City Holdco, Inc.†#	50,438	343,483
PriceSmart, Inc.	10,688	904,312
Sally Beauty Holdings, Inc.†	51,440	956,269

		2,372,368

Retail-Office Supplies - 0.1%

ODP Corp.†	22,345	1,054,014

Retail-Pawn Shops - 0.1%

FirstCash, Inc.	18,381	1,575,068

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.#	8,997	247,777

Retail-Petroleum Products - 0.2%

Clean Energy Fuels Corp.†	63,474	503,349
Murphy USA, Inc.	11,497	1,785,254
TravelCenters of America, Inc.†	5,698	239,145
World Fuel Services Corp.	28,471	921,322

		3,449,070

Retail-Regional Department Stores - 0.3%

Dillard’s, Inc., Class A	2,868	546,239
Macy’s, Inc.†	143,392	3,210,547

		3,756,786

Retail-Restaurants - 1.4%

Biglari Holdings, Inc., Class B†	370	64,695
BJ’s Restaurants, Inc.†	10,283	439,701
Bloomin’ Brands, Inc.†	40,433	1,083,200
Brinker International, Inc.†	20,735	1,104,553
Cannae Holdings, Inc.†	39,867	1,272,555
Carrols Restaurant Group, Inc.	15,255	63,308
Cheesecake Factory, Inc.†	19,770	922,271
Chuy’s Holdings, Inc.†	9,084	293,050
Cracker Barrel Old Country Store, Inc.	10,826	1,554,397
Dave & Buster’s Entertainment, Inc.†	19,726	738,147
Del Taco Restaurants, Inc.	13,628	119,926
Denny’s Corp.†	28,596	472,978
Dine Brands Global, Inc.†	7,439	615,354
El Pollo Loco Holdings, Inc.†	8,694	157,709
Fiesta Restaurant Group, Inc.†	8,057	96,765
Jack in the Box, Inc.	10,491	1,111,626
Kura Sushi USA, Inc., Class A†#	1,561	79,314
Noodles & Co.†	18,560	233,670
ONE Group Hospitality, Inc.†	8,918	99,436
Papa John’s International, Inc.	15,098	1,925,448
Red Robin Gourmet Burgers, Inc.†	7,109	174,028
Ruth’s Hospitality Group, Inc.†	15,353	314,583
Shake Shack, Inc., Class A†	17,082	1,481,864
Texas Roadhouse, Inc.	31,951	3,035,345
Wingstop, Inc.	13,623	2,342,202

		19,796,125

Retail-Sporting Goods - 0.2%

Academy Sports & Outdoors, Inc.†	28,223	1,249,432
Big 5 Sporting Goods Corp.#	9,501	264,128
Hibbett, Inc.	7,415	709,541
Sportsman’s Warehouse Holdings, Inc.†	19,867	352,441
Zumiez, Inc.†	9,964	400,453

		2,975,995

Retail-Vision Service Center - 0.2%

National Vision Holdings, Inc.†	37,257	2,234,675

Retail-Vitamins & Nutrition Supplements - 0.0%

Franchise Group, Inc.	12,933	449,163

Retirement/Aged Care - 0.0%

Brookdale Senior Living, Inc.†	84,465	616,595

Rubber-Tires - 0.1%

Goodyear Tire & Rubber Co.†	126,153	1,998,264

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	16,482	375,790
Raven Industries, Inc.†	16,278	949,821
Trinseo SA	17,764	922,484

		2,248,095

Satellite Telecom - 0.3%

EchoStar Corp., Class A†	18,869	509,463
Globalstar, Inc.†#	277,073	551,375
Gogo, Inc.†#	26,977	362,841
Iridium Communications, Inc.†	54,547	2,427,887
KVH Industries, Inc.†	6,917	73,113
Loral Space & Communications, Inc.#	5,860	246,178

		4,170,857

Savings & Loans/Thrifts - 0.9%

Axos Financial, Inc.†	26,042	1,262,516
Banc of California, Inc.	20,605	370,272
Berkshire Hills Bancorp, Inc.	23,263	596,231
Brookline Bancorp, Inc.	35,045	524,624
Capitol Federal Financial, Inc.	59,313	684,472
Flushing Financial Corp.	13,461	308,661
FS Bancorp, Inc.	3,352	114,538
Hingham Institution for Savings	661	214,494
Home Bancorp, Inc.	3,490	130,596
HomeTrust Bancshares, Inc.	6,936	192,959
Investors Bancorp, Inc.	104,422	1,494,279
Meridian Bancorp, Inc.	21,338	443,404
Northfield Bancorp, Inc.	20,882	352,906
Northwest Bancshares, Inc.	55,866	727,375
OceanFirst Financial Corp.	26,993	573,871
Pacific Premier Bancorp, Inc.	42,793	1,710,008
Provident Financial Services, Inc.	34,643	764,571
Southern Missouri Bancorp, Inc.	3,528	159,183
Washington Federal, Inc.	32,942	1,096,969
Waterstone Financial, Inc.	9,879	200,346
WSFS Financial Corp.	21,457	974,362

		12,896,637

Schools - 0.4%

2U, Inc.†#	32,740	1,212,362
Adtalem Global Education, Inc.†	22,598	836,126
American Public Education, Inc.†	8,490	223,287
Coursera, Inc.†	5,500	211,585
Graham Holdings Co., Class B	1,769	1,091,137
Laureate Education, Inc., Class A†	48,250	768,622
Perdoceo Education Corp.†	32,116	352,634
Strategic Education, Inc.	11,129	871,178
Stride, Inc.†	18,387	629,571

		6,196,502

Security Services - 0.1%

Brink’s Co.	22,212	1,736,090

Semiconductor Components-Integrated Circuits - 0.3%

MaxLinear, Inc.†	31,925	1,667,443
Power Integrations, Inc.	27,558	2,993,901

		4,661,344

Semiconductor Equipment - 0.7%

Axcelis Technologies, Inc.†	15,201	755,642
CMC Materials, Inc.	13,334	1,768,355
Cohu, Inc.†	21,874	780,464
FormFactor, Inc.†	35,493	1,379,968
Kulicke & Soffa Industries, Inc.	27,946	1,961,530
Onto Innovation, Inc.†	22,227	1,647,688
SkyWater Technology, Inc.†#	3,588	119,767
Ultra Clean Holdings, Inc.†	19,853	918,003
Veeco Instruments, Inc.†	22,727	517,948

		9,849,365

Silver Mining - 0.0%

Gatos Silver, Inc.†	15,796	226,515
Pan American Silver Corp. CVR†	171,891	132,356

		358,871

Software Tools - 0.2%

Digital Turbine, Inc.†	38,560	2,253,832

Steel Pipe & Tube - 0.0%

Northwest Pipe Co.†	4,417	114,489
Omega Flex, Inc.	1,416	215,232
TimkenSteel Corp.†	20,746	283,805

		613,526

Steel-Producers - 0.2%

Carpenter Technology Corp.	21,745	725,196
Commercial Metals Co.	54,817	1,788,130
Schnitzer Steel Industries, Inc., Class A	11,831	559,725

		3,073,051

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†	58,139	1,038,363

Superconductor Product & Systems - 0.0%

American Superconductor Corp.†	12,271	182,838

SupraNational Banks - 0.0%

Banco Latinoamericano de Comercio Exterior SA, Class E	14,148	241,365

Telecom Equipment-Fiber Optics - 0.0%

Clearfield, Inc.†	5,200	235,612

Telecom Services - 0.2%

ATN International, Inc.	5,074	231,324
Aviat Networks, Inc.†	4,399	155,901
Consolidated Communications Holdings, Inc.†	33,276	308,468
HC2 Holdings, Inc.†	21,610	81,686
Ooma, Inc.†	9,923	188,537
ORBCOMM, Inc.†	34,062	391,372
Vonage Holdings Corp.†	110,321	1,555,526

		2,912,814

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	22,009	454,706
Cambium Networks Corp.†	4,091	153,290
DZS, Inc.†	7,672	105,950
Harmonic, Inc.†	40,758	376,604
Plantronics, Inc.†	15,565	463,526
Preformed Line Products Co.	1,346	94,382
Viavi Solutions, Inc.†	104,343	1,699,747

		3,348,205

Telephone-Integrated - 0.1%

Cincinnati Bell, Inc.†	23,034	356,797
Shenandoah Telecommunications Co.	22,058	657,990
Telephone & Data Systems, Inc.	46,124	937,240

		1,952,027

Television - 0.2%

AMC Networks, Inc., Class A†	13,279	631,151
Gray Television, Inc.	39,003	886,928
Sinclair Broadcast Group, Inc., Class A#	20,963	629,100

		2,147,179

Textile-Apparel - 0.0%

Unifi, Inc.†	6,055	140,718

Theaters - 0.7%

AMC Entertainment Holdings, Inc., Class A†#	185,887	8,760,854
Cinemark Holdings, Inc.†#	49,326	879,483

		9,640,337

Therapeutics - 0.2%

Agios Pharmaceuticals, Inc.†#	28,115	1,256,178
Akebia Therapeutics, Inc.†	72,922	214,391
Anika Therapeutics, Inc.†	6,586	284,054
CorMedix, Inc.†#	17,293	111,713
Flexion Therapeutics, Inc.†#	21,976	131,416
G1 Therapeutics, Inc.†#	17,891	270,512
MannKind Corp.†#	112,682	540,874
Ocugen, Inc.†	84,270	639,609
Outlook Therapeutics, Inc.†	39,966	110,306

		3,559,053

Tobacco - 0.2%

22nd Century Group, Inc.†#	68,904	245,987
Greenlane Holdings, Inc., Class A†#	7,446	18,913
Turning Point Brands, Inc.	6,648	330,805
Universal Corp.	11,034	558,320
Vector Group, Ltd.	65,558	984,681

		2,138,706

Toys - 0.0%

Funko, Inc., Class A†#	12,099	241,254

Traffic Management Sys - 0.0%

Arlo Technologies, Inc.†	37,156	230,367

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	26,936	737,777
Atlas Air Worldwide Holdings, Inc.†	13,140	961,454

		1,699,231

Transport-Equipment & Leasing - 0.2%

GATX Corp.	16,119	1,477,790
Greenbrier Cos., Inc.	14,752	650,563
Willis Lease Finance Corp.†	1,251	47,100

		2,175,453

Transport-Marine - 0.2%

Costamare, Inc.	24,091	346,429
DHT Holdings, Inc.	66,080	365,422
Dorian LPG, Ltd.	13,636	180,268
Eagle Bulk Shipping, Inc.†	3,803	187,830
Frontline, Ltd.	54,515	393,598
Genco Shipping & Trading, Ltd.	14,661	285,743
International Seaways, Inc.	18,778	322,982
Nordic American Tankers, Ltd.	68,912	163,322
Safe Bulkers, Inc.†	25,056	101,226
Scorpio Tankers, Inc.	22,260	360,835
SFL Corp., Ltd.	47,714	383,143
Teekay Corp.†#	31,695	96,036
Teekay Tankers, Ltd., Class A†	10,883	124,610

		3,311,444

Transport-Services - 0.4%

AFC Gamma, Inc.	3,310	70,536
CryoPort, Inc.†#	18,510	1,176,681
Echo Global Logistics, Inc.†	12,024	395,349
Forward Air Corp.	12,408	1,094,013
Hub Group, Inc., Class A†	15,110	1,060,722
Ideanomics, Inc.†#	186,456	468,005
Matson, Inc.	19,612	1,552,682
Radiant Logistics, Inc.†	17,913	122,704
Universal Logistics Holdings, Inc.	3,495	76,436

		6,017,128

Transport-Truck - 0.4%

ArcBest Corp.	11,553	770,932
Covenant Logistics Group, Inc.†	5,605	136,538
Daseke, Inc.†	19,171	181,166
Heartland Express, Inc.	21,774	365,368
Marten Transport, Ltd.	27,160	423,424
P.A.M. Transportation Services, Inc.†	1,658	57,980
Saia, Inc.†	12,110	2,907,974
US Xpress Enterprises, Inc., Class A†	12,277	107,301
Werner Enterprises, Inc.	28,603	1,348,918
Yellow Corp.†	22,977	139,930

		6,439,531

Travel Services - 0.0%

Liberty TripAdvisor Holdings, Inc., Class A†	33,250	124,355

Veterinary Diagnostics - 0.1%

Heska Corp.†	4,372	1,159,892

Vitamins & Nutrition Products - 0.0%

Nature’s Sunshine Products, Inc.	5,413	92,671
USANA Health Sciences, Inc.†	5,799	562,677

		655,348

Water - 0.4%

American States Water Co.	16,837	1,552,540
Artesian Resources Corp., Class A	3,715	146,408
California Water Service Group	23,189	1,473,661
Global Water Resources, Inc.	5,772	115,440
Middlesex Water Co.	7,886	862,807
SJW Group	12,631	875,707
York Water Co.	5,944	306,532

		5,333,095

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	19,246	393,196
Pure Cycle Corp.†	8,784	131,321

		524,517

Web Hosting/Design - 0.2%

Q2 Holdings, Inc.†	24,956	2,198,374

Wire & Cable Products - 0.2%

Belden, Inc.	20,193	1,156,049
Encore Wire Corp.	9,183	780,647
Insteel Industries, Inc.	8,508	314,796

		2,251,492

Wireless Equipment - 0.2%

Anterix, Inc.†	5,081	299,881
CalAmp Corp.†	15,919	180,521
Casa Systems, Inc.†	14,319	100,806
InterDigital, Inc.	14,121	1,018,265
Maxar Technologies, Inc.	32,734	1,040,614
Ribbon Communications, Inc.†	32,098	209,600

		2,849,687

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	17,496	510,358
ViewRay, Inc.†	62,174	375,531

		885,889

Total Common Stocks
(cost $914,111,252)		1,354,727,124

WARRANTS† - 0.0%
Oil Companies-Exploration & Production - 0.0%

Whiting Petroleum Corp., Series A Expires 09/01/2024	2,303	12,574
Whiting Petroleum Corp., Series B Expires 09/02/2025	1,151	6,676

		19,250

Oil & Gas Drilling - 0.0%

Nabors Industries, Ltd.# Expires 06/11/2026	1,334	7,737

Total Warrants
(cost $0)		26,987

U.S. CORPORATE BONDS & NOTES - 0.0%
Investment Management/Advisor Services - 0.0%

GAMCO Investors, Inc. Sub. Notes 4.00% due 06/15/2023 (cost $5,000)	$5,000	5,000

Total Long-Term Investment Securities
(cost $914,116,252)		1,354,759,111

SHORT-TERM INVESTMENT SECURITIES - 3.1%
Registered Investment Companies - 2.6%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(2)(3)	37,948,494	37,948,494

U.S. Government Treasuries - 0.5%

United States Treasury Bills 0.04% due 05/19/2022(4)	$3,000,000	2,998,808
0.07% due 06/16/2022(4)	600,000	599,688
0.07% due 07/14/2022(4)	950,000	949,458
0.08% due 08/11/2022(4)	2,500,000	2,498,328
0.12% due 10/07/2021(4)	300,000	299,987

		7,346,269

Total Short-Term Investment Securities
(cost $45,294,901)		45,294,763

REPURCHASE AGREEMENTS - 6.2%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $89,851,000 and collateralized by $91,263,000 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $91,648,039 (cost $89,851,000)	89,851,000	89,851,000

TOTAL INVESTMENTS
(cost $1,049,262,153)	102.6%	1,489,904,874
Liabilities in excess of other assets	(2.6)	(37,606,140)

NET ASSETS	100.0%	$1,452,298,734

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $1,909,302 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

At August 31, 2021, the Fund had loaned securities with a total value of $92,026,656. This was secured by collateral of $37,948,494, which was received in cash and subsequently invested in short-term investments currently valued at $37,948,494 as reported in the Portfolio of Investments. Additional collateral of $56,108,049 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$762,171
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	2,628,811
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	1,446,680
United States Treasury Bills	0.00%	09/14/2021 to 02/24/2022	3,235,083
United States Treasury Notes/Bonds	0.07% to 8.00%	09/15/2021 to 05/15/2051	48,035,304

(3)	The rate shown is the 7-day yield as of August 31, 2021.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

870	Long	E-mini Russell 2000 Index	September 2021	$99,713,368	$98,797,200	$(916,168)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$118,690,578	$—	$33,966	$118,724,544
Medical-Drugs	29,802,659	—	0	29,802,659
Oil Companies-Exploration & Production	27,033,042	—	0	27,033,042
Other Industries	1,179,166,879	—	—	1,179,166,879
Warrants	26,987	—	—	26,987
U.S. Corporate Bonds & Notes	—	5,000	—	5,000
Short-Term Investment Securities:
Registered Investment Companies	37,948,494	—	—	37,948,494
U.S. Government Treasuries	—	7,346,269	—	7,346,269
Repurchase Agreements	—	89,851,000	—	89,851,000

Total Investments at Value	$1,392,668,639	$97,202,269	$33,966	$1,489,904,874

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$916,168	$—	$—	$916,168

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 99.0%
Apparel Manufacturers - 0.3%

Delta Apparel, Inc.†	27,588	$834,537

Applications Software - 1.0%

Concentrix Corp.†	14,893	2,582,297

Auto/Truck Parts & Equipment-Original - 1.1%

Holley, Inc.†#	246,058	2,878,879

Auto/Truck Parts & Equipment-Replacement - 1.1%

Douglas Dynamics, Inc.	74,398	2,956,577

Banks-Commercial - 8.6%

Associated Banc-Corp	88,069	1,815,983
CVB Financial Corp.	81,098	1,651,155
First Citizens BancShares, Inc., Class A	6,432	5,774,006
First Hawaiian, Inc.	52,172	1,456,120
Hancock Whitney Corp.	48,229	2,216,605
Renasant Corp.	57,570	2,020,707
South State Corp.	29,334	2,011,726
UMB Financial Corp.	65,034	5,955,814

		22,902,116

Beverages-Non-alcoholic - 0.8%

Primo Water Corp.	124,713	2,214,903

Building & Construction Products-Misc. - 0.8%

Simpson Manufacturing Co., Inc.	19,050	2,155,507

Building Products-Cement - 3.2%

Eagle Materials, Inc.	54,768	8,589,813

Building Products-Doors & Windows - 1.0%

Griffon Corp.	81,724	1,977,721
JELD-WEN Holding, Inc.†	23,652	651,376

		2,629,097

Building Products-Wood - 0.2%

UFP Industries, Inc.	6,128	460,090

Chemicals-Diversified - 2.6%

Innospec, Inc.	74,014	6,927,710

Chemicals-Specialty - 2.4%

Ecovyst, Inc.	117,262	1,525,579
Element Solutions, Inc.	44,054	1,001,347
Minerals Technologies, Inc.	8,357	657,194
NewMarket Corp.	9,463	3,309,495

		6,493,615

Commercial Services - 1.3%

API Group Corp.†*	152,945	3,546,795

Commercial Services-Finance - 1.0%

CBIZ, Inc.†	76,023	2,593,145

Computer Services - 1.5%

MAXIMUS, Inc.	24,096	2,098,520
Parsons Corp.†	56,409	1,998,571

		4,097,091

Computers-Integrated Systems - 0.2%

Telos Corp.†#	19,407	640,431

Computers-Memory Devices - 0.0%

GlassBridge Enterprises, Inc.†	292	21,316

Consumer Products-Misc. - 6.2%

Central Garden & Pet Co.†	38,014	1,750,545
Central Garden & Pet Co., Class A†	41,011	1,708,928
Helen of Troy, Ltd.†	23,781	5,688,178
Quanex Building Products Corp.	112,736	2,656,060
Spectrum Brands Holdings, Inc.	58,935	4,600,466

		16,404,177

Containers-Metal/Glass - 1.8%

Silgan Holdings, Inc.	114,607	4,862,775

Containers-Paper/Plastic - 1.3%

Matthews International Corp., Class A	15,706	581,593
TriMas Corp.†	91,241	2,929,749

		3,511,342

Cosmetics & Toiletries - 0.4%

Edgewell Personal Care Co.	22,632	957,334

Dental Supplies & Equipment - 0.6%

Patterson Cos., Inc.	54,449	1,668,317

Distribution/Wholesale - 2.5%

Avient Corp.	128,908	6,714,818

Diversified Operations/Commercial Services - 0.8%

Viad Corp.†	50,898	2,198,285

Electric-Integrated - 2.0%

ALLETE, Inc.	27,809	1,874,883
Hawaiian Electric Industries, Inc.	78,927	3,441,217

		5,316,100

Electronic Components-Misc. - 2.0%

Atkore, Inc.†	58,498	5,426,859

Electronic Components-Semiconductors - 0.2%

DSP Group, Inc.†	29,673	649,839

Energy-Alternate Sources - 0.2%

Alto Ingredients, Inc.†	107,996	549,700

Engineering/R&D Services - 0.1%

Fluor Corp.†	15,745	262,312

Finance-Leasing Companies - 0.4%

Air Lease Corp.	26,604	1,057,243

Food-Baking - 0.8%

Hostess Brands, Inc.†	134,824	2,151,791

Food-Catering - 0.9%

Healthcare Services Group, Inc.	96,076	2,513,348

Food-Confectionery - 0.8%

Tootsie Roll Industries, Inc.#	31,678	1,002,609
Utz Brands, Inc.	52,283	1,015,336

		2,017,945

Food-Misc./Diversified - 4.3%

J&J Snack Foods Corp.	42,850	7,017,116
Nomad Foods, Ltd.†	165,528	4,368,284

		11,385,400

Footwear & Related Apparel - 0.7%

Steven Madden, Ltd.	44,136	1,786,184

Gambling (Non-Hotel) - 0.3%

Bally’s Corp.†	14,679	737,473

Housewares - 0.8%

Tupperware Brands Corp.†	94,310	2,251,180

Human Resources - 1.2%

Korn Ferry	45,533	3,218,728

Insurance-Life/Health - 0.5%

CNO Financial Group, Inc.	23,250	568,695

National Western Life Group, Inc., Class A	3,132	694,239

		1,262,934

Insurance-Property/Casualty - 4.3%

Enstar Group, Ltd.†	13,221	3,049,688
Hanover Insurance Group, Inc.	25,968	3,669,538
ProAssurance Corp.	55,571	1,417,061
Stewart Information Services Corp.	54,600	3,437,070

		11,573,357

Investment Companies - 1.0%

Apollo Investment Corp.	84,839	1,166,536
New Mountain Finance Corp.	111,132	1,485,835

		2,652,371

Investment Management/Advisor Services - 0.2%

Westwood Holdings Group, Inc.	27,461	611,831

Machinery-Electrical - 2.7%

Babcock & Wilcox Enterprises, Inc.†	96,551	704,823
Franklin Electric Co., Inc.	74,988	6,372,480

		7,077,303

Machinery-Farming - 0.6%

Alamo Group, Inc.	10,917	1,692,244

Machinery-General Industrial - 1.2%

Kadant, Inc.	14,700	3,074,064

Machinery-Material Handling - 0.7%

Columbus McKinnon Corp.	40,798	1,878,748

Machinery-Pumps - 2.0%

CSW Industrials, Inc.	37,987	5,044,294
NN, Inc.†	44,233	240,627

		5,284,921

Medical Instruments - 0.5%

Natus Medical, Inc.†	48,457	1,285,080

Medical Labs & Testing Services - 0.3%

Ortho Clinical Diagnostics Holdings PLC†	45,180	923,479

Medical-Drugs - 0.8%

Prestige Consumer Healthcare, Inc.†	36,665	2,104,204

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC	3,945	161,548

Medical-Hospitals - 0.1%

ATI Physical Therapy, Inc.†#	36,151	155,449

Medical-Wholesale Drug Distribution - 1.6%

Owens & Minor, Inc.	87,072	3,246,044
Premier, Inc., Class A	29,446	1,094,802

		4,340,846

Metal Processors & Fabrication - 4.3%

Hillman Group, Inc. PIPE Shares†(3)	183,000	2,193,556
Hillman Solutions Corp.†#	33,710	413,959
Janus International Group, Inc.†#	109,594	1,645,006
Mayville Engineering Co., Inc.†	35,854	534,941
Mueller Industries, Inc.	148,313	6,616,243

		11,403,705

Miscellaneous Manufacturing - 0.1%

Hillenbrand, Inc.	4,242	196,914

Networking Products - 0.4%

NETGEAR, Inc.†	28,347	1,012,838

Office Supplies & Forms - 0.6%

ACCO Brands Corp.	157,975	1,480,226

Oil & Gas Drilling - 0.6%

Patterson-UTI Energy, Inc.	189,492	1,470,458

Oil Companies-Exploration & Production - 3.5%

Berry Corp.	88,712	532,272
Denbury, Inc.†	34,449	2,422,798
Magnolia Oil & Gas Corp., Class A	187,869	2,945,786
Southwestern Energy Co.†	332,643	1,513,526
Tellurian, Inc.†	89,517	285,559
Whiting Petroleum Corp.†	33,991	1,595,877

		9,295,818

Oil Field Machinery & Equipment - 0.1%

Forum Energy Technologies, Inc.†	11,287	217,275

Oil-Field Services - 0.3%

Liberty Oilfield Services, Inc., Class A†	21,881	223,624
TechnipFMC PLC†	75,863	502,971

		726,595

Paper & Related Products - 2.1%

Neenah, Inc.	67,531	3,402,887
Schweitzer-Mauduit International, Inc.	59,668	2,283,494

		5,686,381

Printing-Commercial - 0.4%

Ennis, Inc.	57,197	1,110,194

Publishing-Newspapers - 0.1%

DallasNews Corp.	19,070	133,490

Quarrying - 0.7%

Compass Minerals International, Inc.	26,573	1,778,531

Real Estate Investment Trusts - 2.5%

Apollo Commercial Real Estate Finance, Inc.	92,967	1,445,637
New York Mtg. Trust, Inc.	244,951	1,082,683
Two Harbors Investment Corp.	397,918	2,626,259
Washington Real Estate Investment Trust	64,293	1,616,326

		6,770,905

Recycling - 0.5%

Harsco Corp.†	77,199	1,408,110

Rental Auto/Equipment - 0.2%

Custom Truck One Source, Inc.†#	70,828	606,996

Retail-Discount - 1.2%

BJ’s Wholesale Club Holdings, Inc.†	56,880	3,222,821

Retail-Restaurants - 3.8%

Denny’s Corp.†	202,918	3,356,264
Dine Brands Global, Inc.†	42,480	3,513,946

Jack in the Box, Inc.	31,315	3,318,137

		10,188,347

Retail-Vitamins & Nutrition Supplements - 0.5%

Franchise Group, Inc.	36,911	1,281,919

Rubber/Plastic Products - 0.7%

Myers Industries, Inc.	78,479	1,789,321

Semiconductor Equipment - 0.8%

Brooks Automation, Inc.	23,553	2,001,063

Specified Purpose Acquisitions - 1.1%

Mason Industrial Technology, Inc.†(4)	55,605	549,933
Pershing Square Tontine Holdings, Ltd., Class A†	91,360	1,802,533
Pine Island Acquisition Corp.†(4)	52,662	523,987

		2,876,453

Transactional Software - 0.1%

Synchronoss Technologies, Inc.†	130,876	346,821

Transport-Marine - 0.1%

Nordic American Tankers, Ltd.	161,076	381,750

Transport-Truck - 0.8%

Werner Enterprises, Inc.	47,790	2,253,776

Wire & Cable Products - 0.9%

Belden, Inc.	39,422	2,256,909

X-Ray Equipment - 0.6%

Varex Imaging Corp.†	52,510	1,531,717

Total Long-Term Investment Securities
(cost $202,968,426)		263,672,781

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2) (cost $4,162,965)	4,162,965	4,162,965

TOTAL INVESTMENTS
(cost $207,131,391)	100.5%	267,835,746
Liabilities in excess of other assets	(0.5)	(1,420,418)

NET ASSETS	100.0%	$266,415,328

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $3,546,795 representing 1.3% of net assets.

(1)

At August 31, 2021, the Fund had loaned securities with a total value of $5,800,518. This was secured by collateral of $4,162,965, which was received in cash and subsequently invested in short-term investments currently valued at $4,162,965 as reported in the Portfolio of Investments. Additional collateral of $1,876,220 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/23/2021 to 01/13/2022	$17,329
United States Treasury Notes/Bonds	0.13% to 8.00%	09/15/2021 to 05/15/2051	1,858,891

(2)	The rate shown is the 7-day yield as of August 31, 2021.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hillman Group, Inc. PIPE Shares	07/20/2021	183,000	$1,830,000	$2,193,556	$11.99	0.82%

(4)	Consists of more than one type of securities traded together as a unit.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Metal Processors & Fabrication	$—	$2,193,556	$—	$2,193,556
Other Industries	261,479,225	—	—	261,479,225
Short-Term Investment Securities	4,162,965	—	—	4,162,965

Total Investments at Value	$265,642,190	$2,193,556	$—	$267,835,746

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.3%
Advanced Materials - 0.1%

Materion Corp.	4,000	$292,120

Aerospace/Defense-Equipment - 0.5%

AAR Corp.†	11,000	372,350
Astronics Corp.†	47,600	635,936
Barnes Group, Inc.	14,200	676,914
Moog, Inc., Class A	5,800	460,752
Triumph Group, Inc.†	15,200	280,592

		2,426,544

Agricultural Operations - 0.1%

Andersons, Inc.	5,300	161,014
Bunge, Ltd.	2,400	181,704
Fresh Del Monte Produce, Inc.	6,900	226,872

		569,590

Airlines - 0.7%

Hawaiian Holdings, Inc.†	23,500	475,170
SkyWest, Inc.†	41,700	1,945,305
Spirit Airlines, Inc.†	43,700	1,071,961

		3,492,436

Apparel Manufacturers - 0.5%

Deckers Outdoor Corp.†	2,700	1,129,815
Kontoor Brands, Inc.#	26,000	1,402,960

		2,532,775

Applications Software - 0.3%

Alkami Technology, Inc.†	6,489	185,326
BM Technologies, Inc.†	8,494	82,731
Cerence, Inc.†#	4,900	531,356
IBEX Holdings, Ltd.†	22,700	408,146

		1,207,559

Audio/Video Products - 0.1%

Universal Electronics, Inc.†	7,500	378,900

Auto-Heavy Duty Trucks - 0.1%

REV Group, Inc.	15,400	250,404

Auto-Truck Trailers - 0.2%

Wabash National Corp.	60,500	940,170

Auto/Truck Parts & Equipment-Original - 0.8%

Adient PLC†	21,800	857,612
American Axle & Manufacturing Holdings, Inc.†	45,900	407,133
Dana, Inc.	76,100	1,770,086
Meritor, Inc.†	33,200	787,504
Methode Electronics, Inc.	3,300	153,681

		3,976,016

Auto/Truck Parts & Equipment-Replacement - 0.0%

Douglas Dynamics, Inc.	4,000	158,960

Banks-Commercial - 13.2%

1st Source Corp.	11,920	560,240
Amalgamated Financial Corp.	16,300	253,465
American National Bankshares, Inc.	2,300	78,614
Ameris Bancorp	18,300	901,092
Associated Banc-Corp	78,300	1,614,546
Atlantic Capital Bancshares, Inc.†	7,400	179,302
Atlantic Union Bankshares Corp.	800	29,600
BancorpSouth Bank	7,500	219,975
Bank of N.T. Butterfield & Son, Ltd.	14,000	466,340
Banner Corp.	8,000	457,600
Bar Harbor Bankshares	15,100	413,740
Bridgewater Bancshares, Inc.†	18,300	299,205
Bryn Mawr Bank Corp.	3,000	122,400
Business First Bancshares, Inc.	9,900	236,808
Byline Bancorp, Inc.	19,000	467,400
Cadence BanCorp	35,200	757,152
Capital Bancorp, Inc.	3,800	90,136
Capstar Financial Holdings, Inc.	9,400	197,776
Cathay General Bancorp	61,590	2,450,050
Central Pacific Financial Corp.	43,300	1,095,923
CIT Group, Inc.	66,000	3,657,720
City Holding Co.	6,200	482,980
Columbia Banking System, Inc.	21,800	792,648
Community Bank System, Inc.	12,180	901,320
Community Trust Bancorp, Inc.	16,018	667,310
ConnectOne Bancorp, Inc.	39,200	1,121,512
Customers Bancorp, Inc.†	51,900	2,149,179
Dime Community Bancshares, Inc.	9,172	302,676
Eastern Bankshares, Inc.	49,500	979,110
Enterprise Financial Services Corp.	24,759	1,111,927
Equity Bancshares, Inc., Class A†	9,400	301,552
Farmers National Banc Corp.	10,700	166,920
FB Financial Corp.	1,626	66,975
Financial Institutions, Inc.	20,000	635,200
First Bancorp	7,000	292,320
First BanCorp/Puerto Rico	92,000	1,171,160
First Commonwealth Financial Corp.	93,200	1,260,064
First Community Bankshares, Inc.	5,800	181,192
First Financial Corp.	4,300	173,849
First Hawaiian, Inc.	9,200	256,772
First Horizon Corp.	59,408	973,697
First Internet Bancorp	5,800	172,376
First Interstate BancSystem, Inc., Class A	6,470	285,068
First Merchants Corp.	18,600	765,390
First Midwest Bancorp, Inc.	89,200	1,670,716
Flagstar Bancorp, Inc.	32,800	1,622,288
Fulton Financial Corp.	36,200	573,770
Glacier Bancorp, Inc.	5,700	303,582
Great Southern Bancorp, Inc.	16,300	887,861
Great Western Bancorp, Inc.	44,200	1,368,432
Hancock Whitney Corp.	40,721	1,871,537
Hanmi Financial Corp.	39,300	757,704
HBT Financial, Inc.	9,400	153,690
Heritage Commerce Corp.	6,200	69,874
Hilltop Holdings, Inc.	83,600	2,798,092
Home BancShares, Inc.	37,200	823,980
HomeStreet, Inc.	20,100	821,085
Hope Bancorp, Inc.	150,227	2,071,630
Independent Bank Corp.	18,700	391,578
Kearny Financial Corp.	55,700	706,833
Luther Burbank Corp.	29,300	380,021
Mercantile Bank Corp.	1,800	56,160
Meta Financial Group, Inc.	13,000	639,470
Metropolitan Bank Holding Corp.†	1,300	101,790
Midland States Bancorp, Inc.	3,200	80,960
Northrim BanCorp, Inc.	2,400	100,728
OFG Bancorp	14,300	340,483
Old National Bancorp	185,900	3,097,094
Old Second Bancorp, Inc.	10,400	122,304
Orrstown Financial Services, Inc.	5,400	128,844
PacWest Bancorp	4,635	197,219

Peapack-Gladstone Financial Corp.	12,500	416,375
Pinnacle Financial Partners, Inc.	4,800	465,216
Preferred Bank	1,700	108,613
Premier Financial Bancorp, Inc.	2,325	41,873
Premier Financial Corp.	12,120	368,448
Provident Bancorp, Inc.	17,000	275,910
RBB Bancorp	7,000	180,180
Renasant Corp.	1,400	49,140
Republic Bancorp, Inc., Class A	2,200	110,286
S&T Bancorp, Inc.	2,180	64,964
Sandy Spring Bancorp, Inc.	15,200	662,264
Sierra Bancorp	3,700	94,054
Simmons First National Corp., Class A	36,300	1,054,515
SmartFinancial, Inc.	8,800	219,824
Tompkins Financial Corp.	2,148	170,959
TriCo Bancshares	4,500	177,975
TriState Capital Holdings, Inc.†	5,200	105,092
Trustmark Corp.	50,000	1,581,000
UMB Financial Corp.	21,560	1,974,465
Umpqua Holdings Corp.	29,200	568,524
United Community Banks, Inc.	41,400	1,249,038
Valley National Bancorp	4,420	57,637
Veritex Holdings, Inc.	26,422	949,343
Washington Trust Bancorp, Inc.	3,680	195,997
Webster Financial Corp.	10,800	545,616
West BanCorp, Inc.	1,230	37,626
Westamerica BanCorp	15,924	903,528
Wintrust Financial Corp.	7,000	523,880

		65,050,348

Banks-Mortgage - 0.2%

Walker & Dunlop, Inc.	7,200	799,560

Broadcast Services/Program - 0.1%

Hemisphere Media Group, Inc.†	23,500	289,520

Building & Construction Products-Misc. - 0.3%

Builders FirstSource, Inc.†	13,150	700,764
Gibraltar Industries, Inc.†	5,300	395,698
Louisiana-Pacific Corp.	6,700	425,048
Summit Materials, Inc., Class A†	4,100	138,047

		1,659,557

Building & Construction-Misc. - 1.1%

Comfort Systems USA, Inc.	8,400	638,232
EMCOR Group, Inc.	33,298	4,045,707
MYR Group, Inc.†	4,600	478,446

		5,162,385

Building Products-Doors & Windows - 0.1%

Cornerstone Building Brands, Inc.†	24,300	403,866

Building Products-Wood - 0.3%

Boise Cascade Co.	13,000	752,050
UFP Industries, Inc.	8,500	638,180

		1,390,230

Building-Heavy Construction - 1.3%

Arcosa, Inc.	16,900	858,858
Great Lakes Dredge & Dock Corp.†	27,000	407,970
MasTec, Inc.†	23,450	2,144,268
Primoris Services Corp.	54,700	1,405,790
Sterling Construction Co., Inc.†	19,400	447,364
Tutor Perini Corp.†	64,100	924,322

		6,188,572

Building-Maintenance & Services - 0.7%

ABM Industries, Inc.	68,900	3,411,928

Building-Residential/Commercial - 1.0%

Meritage Homes Corp.†	6,000	669,240
Taylor Morrison Home Corp.†	31,800	893,262
Tri Pointe Homes, Inc.†	143,600	3,413,372

		4,975,874

Cable/Satellite TV - 0.3%

Liberty Latin America, Ltd., Class A†	54,300	774,318
Liberty Latin America, Ltd., Class C†	64,150	923,119

		1,697,437

Casino Services - 0.1%

Scientific Games Corp.†	3,700	267,695

Chemicals-Diversified - 0.3%

AdvanSix, Inc.†	4,800	175,200
Koppers Holdings, Inc.†	20,800	684,320
Orion Engineered Carbons SA†	22,400	395,808
Stepan Co.	3,600	423,216

		1,678,544

Chemicals-Specialty - 0.9%

Ecovyst, Inc.	18,700	243,287
H.B. Fuller Co.	16,100	1,087,877
Minerals Technologies, Inc.	17,160	1,349,462
Tronox Holdings PLC, Class A	92,500	1,954,525

		4,635,151

Circuit Boards - 0.2%

TTM Technologies, Inc.†	75,100	1,051,400

Coal - 0.5%
Arch Resources, Inc.†	11,800	893,142
SunCoke Energy, Inc.	95,300	662,335
Warrior Met Coal, Inc.	30,700	687,373

		2,242,850

Commercial Services - 0.8%

API Group Corp.†*	25,000	579,750
John Wiley & Sons, Inc., Class A	18,500	1,074,850
LiveRamp Holdings, Inc.†	30,600	1,499,400
SP Plus Corp.†	15,200	492,328
Team, Inc.†	25,200	112,896
WW International, Inc.†	12,800	277,120

		4,036,344

Commercial Services-Finance - 0.4%

Marathon Digital Holdings, Inc.†#	43,112	1,749,916

Computer Data Security - 0.4%

Ping Identity Holding Corp.†	72,300	1,876,185
SecureWorks Corp., Class A†	8,111	165,951

		2,042,136

Computer Services - 0.6%

KBR, Inc.	50,200	1,954,788

StarTek, Inc.†	46,200	280,434
Unisys Corp.†	20,200	489,042

		2,724,264

Computer Software - 0.1%

Xperi Holding Corp.	31,600	675,292

Computers-Integrated Systems - 0.5%

Diebold Nixdorf, Inc.†	84,300	917,184
NetScout Systems, Inc.†	46,200	1,266,804
Super Micro Computer, Inc.†	11,600	423,864

		2,607,852

Consulting Services - 0.5%

GP Strategies Corp.†	11,800	244,024
Huron Consulting Group, Inc.†	12,100	597,377
Kelly Services, Inc., Class A	70,900	1,378,296

		2,219,697

Consumer Products-Misc. - 0.5%

Central Garden & Pet Co., Class A†	36,600	1,525,122
Quanex Building Products Corp.	23,100	544,236
Spectrum Brands Holdings, Inc.	2,500	195,150

		2,264,508

Containers-Metal/Glass - 0.2%

Greif, Inc., Class A	15,300	968,796

Containers-Paper/Plastic - 0.0%

TriMas Corp.†	3,300	105,963

Cosmetics & Toiletries - 0.3%

Edgewell Personal Care Co.	22,200	939,060
Honest Co., Inc.†#	31,705	322,757

		1,261,817

Data Processing/Management - 0.2%

CSG Systems International, Inc.	20,800	1,002,768

Disposable Medical Products - 0.1%

Utah Medical Products, Inc.	6,100	540,460

Distribution/Wholesale - 1.8%

Avient Corp.	37,600	1,958,584
Core-Mark Holding Co., Inc.	20,900	961,400
G-III Apparel Group, Ltd.†	49,900	1,543,407
KAR Auction Services, Inc.†	3,100	52,421
Resideo Technologies, Inc.†	2,000	64,480
ScanSource, Inc.†	46,800	1,665,144
Veritiv Corp.†	15,100	1,354,017
WESCO International, Inc.†	12,400	1,451,048

		9,050,501

Diversified Manufacturing Operations - 0.3%

EnPro Industries, Inc.	9,100	778,141
Fabrinet†	4,800	494,496

		1,272,637

Drug Delivery Systems - 0.1%

Revance Therapeutics, Inc.†	9,500	254,410

E-Commerce/Products - 0.1%

Overstock.com, Inc.†#	3,700	266,955

E-Commerce/Services - 0.2%

Cars.com, Inc.†	91,300	1,161,336

E-Marketing/Info - 0.2%

Magnite, Inc.†#	20,700	600,714
QuinStreet, Inc.†	27,600	494,316

		1,095,030

Electric-Distribution - 0.1%

Unitil Corp.	6,100	302,560
Via Renewables, Inc.#	28,600	320,320

		622,880

Electric-Generation - 0.1%

Brookfield Renewable Corp., Class A	12,600	552,006

Electric-Integrated - 1.4%

ALLETE, Inc.	12,100	815,782
Avista Corp.	21,480	898,938
Black Hills Corp.	17,600	1,237,808
IDACORP, Inc.	7,300	769,055
NorthWestern Corp.	8,200	521,520
Otter Tail Corp.	3,600	197,532
Portland General Electric Co.	44,200	2,269,670

		6,710,305

Electronic Components-Misc. - 1.7%

Benchmark Electronics, Inc.	67,221	1,816,984
Comtech Telecommunications Corp.	3,400	86,768
Knowles Corp.†	71,600	1,432,000
OSI Systems, Inc.†	8,800	870,672
Sanmina Corp.†	49,100	1,938,468
Vishay Intertechnology, Inc.	92,700	2,036,619

		8,181,511

Electronic Components-Semiconductors - 0.6%

Alpha & Omega Semiconductor, Ltd.†	6,800	197,540
Amkor Technology, Inc.	11,800	324,146
Photronics, Inc.†	27,000	406,890
SMART Global Holdings, Inc.†	44,100	2,137,086

		3,065,662

Energy-Alternate Sources - 0.8%

FutureFuel Corp.	32,300	258,723
Green Plains, Inc.†	41,800	1,467,180
Renewable Energy Group, Inc.†	11,500	556,830
REX American Resources Corp.†	5,100	432,276
Sunnova Energy International, Inc.†	7,800	282,360
SunPower Corp.†#	47,100	1,015,005

		4,012,374

Enterprise Software/Service - 1.0%

Donnelley Financial Solutions, Inc.†	37,900	1,263,965
eGain Corp.†	43,900	517,142
Evolent Health, Inc., Class A†	22,700	557,512
ManTech International Corp., Class A	29,900	2,367,183
Verint Systems, Inc.†	5,400	241,056

		4,946,858

Finance-Commercial - 0.4%

Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	27,000	1,629,990

Marlin Business Services Corp.	7,800	173,550

Finance-Consumer Loans - 0.9%

EZCORP, Inc., Class A†	25,600	176,384
Navient Corp.	129,100	2,996,411
Nelnet, Inc., Class A	11,300	913,944
Regional Management Corp.	3,200	190,176

		4,276,915

Finance-Investment Banker/Broker - 0.4%

Cowen, Inc., Class A	28,155	1,014,706
Piper Sandler Cos.	6,300	900,396

		1,915,102

Finance-Mortgage Loan/Banker - 0.6%

Mr. Cooper Group, Inc.†	48,300	1,877,904
Oportun Financial Corp.†	12,900	325,725
PennyMac Financial Services, Inc.	10,300	685,465

		2,889,094

Financial Guarantee Insurance - 0.8%

MGIC Investment Corp.	51,600	787,932
NMI Holdings, Inc., Class A†	28,700	647,759
Radian Group, Inc.	106,000	2,504,780

		3,940,471

Food-Canned - 0.1%

Seneca Foods Corp., Class A†	7,000	342,790

Food-Catering - 0.1%

Healthcare Services Group, Inc.	16,000	418,560

Food-Misc./Diversified - 0.7%

BellRing Brands, Inc., Class A†	107,700	3,637,029

Food-Retail - 0.4%

Sprouts Farmers Market, Inc.†	75,000	1,867,500

Food-Wholesale/Distribution - 0.2%

SpartanNash Co.	29,600	636,400
United Natural Foods, Inc.†	12,200	448,960

		1,085,360

Footwear & Related Apparel - 0.1%

Wolverine World Wide, Inc.	16,500	591,690

Gas-Distribution - 1.4%

Chesapeake Utilities Corp.	700	91,490
New Jersey Resources Corp.	34,300	1,280,762
Northwest Natural Holding Co.	3,000	154,350
ONE Gas, Inc.	9,600	689,472
Southwest Gas Holdings, Inc.	28,840	2,027,740
Spire, Inc.	40,700	2,714,690

		6,958,504

Gas-Transportation - 0.1%

Brookfield Infrastructure Corp., Class A#	10,000	636,000

Hazardous Waste Disposal - 0.1%

Heritage-Crystal Clean, Inc.†	9,400	277,676

Home Furnishings - 0.5%

Herman Miller, Inc.	46,544	1,956,244
Hooker Furniture Corp.	7,800	243,048
Sleep Number Corp.†	4,800	444,048

		2,643,340

Housewares - 0.1%

Lifetime Brands, Inc.	28,600	524,810
Tupperware Brands Corp.†#	4,000	95,480

		620,290

Human Resources - 1.7%

Barrett Business Services, Inc.	16,700	1,294,250
Heidrick & Struggles International, Inc.	45,100	1,949,222
Insperity, Inc.	1,000	110,340
Korn Ferry	36,300	2,566,047
TrueBlue, Inc.†	82,200	2,246,526

		8,166,385

Independent Power Producers - 0.7%

Clearway Energy, Inc., Class A	49,800	1,481,052
Clearway Energy, Inc., Class C	43,100	1,352,909
Vistra Corp.	39,429	752,700

		3,586,661

Insurance-Life/Health - 0.6%

American Equity Investment Life Holding Co.	35,200	1,115,488
CNO Financial Group, Inc.	67,020	1,639,309

		2,754,797

Insurance-Property/Casualty - 0.7%

Employers Holdings, Inc.	5,400	222,318
First American Financial Corp.	7,575	534,265
Heritage Insurance Holdings, Inc.	25,300	177,100
Horace Mann Educators Corp.	7,880	323,080
ProAssurance Corp.	16,300	415,650
RLI Corp.	500	54,615
Selective Insurance Group, Inc.	5,000	417,850
Stewart Information Services Corp.	20,250	1,274,737

		3,419,615

Insurance-Reinsurance - 0.8%

Argo Group International Holdings, Ltd.	19,975	1,056,678
Essent Group, Ltd.	61,500	2,895,420

		3,952,098

Internet Content-Information/News - 0.1%

Yelp, Inc.†	18,300	704,733

Investment Management/Advisor Services - 0.8%

Artisan Partners Asset Management, Inc., Class A	5,500	285,780
Blucora, Inc.†	13,000	213,330
Federated Hermes, Inc.	25,400	859,282
Stifel Financial Corp.	20,950	1,447,645
Virtus Investment Partners, Inc.	4,150	1,297,705

		4,103,742

Lasers-System/Components - 0.1%

II-VI, Inc.†#	10,900	686,482

Machinery-Construction & Mining - 0.6%

Manitowoc Co, Inc.†	30,400	737,200
Terex Corp.	40,800	2,082,840

		2,820,040

Machinery-Electrical - 0.5%

Argan, Inc.	43,900	2,032,570
Bloom Energy Corp., Class A†#	7,700	164,934

		2,197,504

Machinery-Farming - 0.3%

AGCO Corp.	9,260	1,274,361

Machinery-General Industrial - 0.3%

Altra Industrial Motion Corp.	24,400	1,428,864
DXP Enterprises, Inc.†	5,100	152,898

		1,581,762

Machinery-Material Handling - 0.1%

Columbus McKinnon Corp.	7,400	340,770

Machinery-Thermal Process - 0.1%

Thermon Group Holdings, Inc.†	14,600	243,820

Medical Imaging Systems - 0.2%

Lantheus Holdings, Inc.†	40,800	1,075,896

Medical Information Systems - 0.8%

Allscripts Healthcare Solutions, Inc.†	202,900	3,116,544
Computer Programs & Systems, Inc.	3,000	106,710
NextGen Healthcare, Inc.†	49,700	758,422

		3,981,676

Medical Instruments - 0.3%

AngioDynamics, Inc.†	17,100	483,930
Natus Medical, Inc.†	37,400	991,848

		1,475,778

Medical Labs & Testing Services - 0.2%

MEDNAX, Inc.†	27,000	866,970

Medical Products - 0.5%

Apria, Inc.†	16,300	581,421
Bioventus, Inc., Class A†	28,100	407,731
Integer Holdings Corp.†	13,800	1,363,302
Orthofix Medical, Inc.†	4,000	169,600
Talis Biomedical Corp.†	3,300	26,598

		2,548,652

Medical-Biomedical/Gene - 4.3%

89bio, Inc.†#	13,000	240,630
Acceleron Pharma, Inc.†	4,300	575,684
Akero Therapeutics, Inc.†#	9,300	220,782
ANI Pharmaceuticals, Inc.†	9,000	272,970
Arcus Biosciences, Inc.†	26,230	765,129
Arena Pharmaceuticals, Inc.†	72,900	3,857,868
BioCryst Pharmaceuticals, Inc.†	22,600	359,792
Bluebird Bio, Inc.†	60,800	1,112,640
Cymabay Therapeutics, Inc.†	141,300	559,548
Epizyme, Inc.†#	18,600	95,976
Fate Therapeutics, Inc.†	13,700	1,003,525
FibroGen, Inc.†	22,700	264,001
Frequency Therapeutics, Inc.†#	109,000	841,480
Intra-Cellular Therapies, Inc.†	10,500	348,600
Iovance Biotherapeutics, Inc.†	18,900	454,923
Karyopharm Therapeutics, Inc.†#	51,500	298,700
Lexicon Pharmaceuticals, Inc.†	124,200	586,224
MacroGenics, Inc.†	19,800	467,478
Myriad Genetics, Inc.†	45,100	1,613,678
NGM Biopharmaceuticals, Inc.†	63,900	1,394,937
REGENXBIO, Inc.†	16,500	532,950
Scholar Rock Holding Corp.†	24,800	980,344
Taysha Gene Therapies, Inc.†#	17,100	339,948
Travere Therapeutics, Inc.†	91,100	1,988,713
Turning Point Therapeutics, Inc.†	25,200	1,940,904
WaVe Life Sciences, Ltd.†#	30,600	193,698

		21,311,122

Medical-Drugs - 1.5%

Allovir, Inc.†#	28,800	554,400
Eagle Pharmaceuticals, Inc.†	27,900	1,489,023
Enanta Pharmaceuticals, Inc.†	2,800	160,160
Jounce Therapeutics, Inc.†	62,800	390,616
Kala Pharmaceuticals, Inc.†#	14,700	49,686
Lannett Co., Inc.†#	204,338	719,270
NexImmune, Inc.†	28,700	404,096
Protagonist Therapeutics, Inc.†	45,200	2,192,200
Spectrum Pharmaceuticals, Inc.†	112,600	264,610
Spero Therapeutics, Inc.†#	30,262	582,543
Zogenix, Inc.†#	30,400	450,224

		7,256,828

Medical-HMO - 0.0%

Tivity Health, Inc.†	7,000	162,750

Medical-Hospitals - 0.9%

Surgery Partners, Inc.†	15,600	767,520
Tenet Healthcare Corp.†	51,100	3,850,385

		4,617,905

Medical-Nursing Homes - 0.1%

National HealthCare Corp.	8,700	642,495

Medical-Outpatient/Home Medical - 0.3%

ModivCare, Inc.†	6,600	1,301,916

Medical-Wholesale Drug Distribution - 0.3%

AdaptHealth Corp.†	26,900	646,676
Owens & Minor, Inc.	19,300	719,504

		1,366,180

Metal Processors & Fabrication - 0.1%

AZZ, Inc.	6,400	342,720
Mueller Industries, Inc.	1,200	53,532

		396,252

Metal Products-Distribution - 0.1%

Worthington Industries, Inc.	4,840	280,478

Metal-Aluminum - 0.9%

Alcoa Corp.†	25,000	1,109,250
Arconic Corp.†	55,200	1,903,848
Kaiser Aluminum Corp.	9,975	1,259,444

		4,272,542

Motion Pictures & Services - 0.2%

IMAX Corp.†	42,200	662,962

Lions Gate Entertainment Corp., Class A†	22,100	285,532

		948,494

Multimedia - 0.2%

E.W. Scripps Co., Class A	40,600	752,724

Networking Products - 0.1%

A10 Networks, Inc.†	51,200	711,168

Night Clubs - 0.1%

RCI Hospitality Holdings, Inc.	4,700	303,667

Office Furnishings-Original - 0.3%

HNI Corp.	10,100	382,689
Steelcase, Inc., Class A	82,500	1,162,425

		1,545,114

Office Supplies & Forms - 0.3%

ACCO Brands Corp.	173,000	1,621,010

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	15,300	411,876
Patterson-UTI Energy, Inc.	66,800	518,368

		930,244

Oil Companies-Exploration & Production - 2.8%

Antero Resources Corp.†	150,400	2,063,488
Berry Corp.	128,400	770,400
CNX Resources Corp.†	36,300	412,368
Falcon Minerals Corp.	85,400	379,176
Kosmos Energy, Ltd.†	32,700	77,172
Magnolia Oil & Gas Corp., Class A	85,500	1,340,640
Matador Resources Co.	9,900	284,625
Oasis Petroleum, Inc.	3,000	259,770
Ovintiv, Inc.	139,800	3,810,948
PDC Energy, Inc.	60,700	2,534,225
Range Resources Corp.†	94,400	1,380,128
Southwestern Energy Co.†	63,200	287,560
Talos Energy, Inc.†	8,900	110,360
W&T Offshore, Inc.†	39,100	127,466

		13,838,326

Oil Refining & Marketing - 0.3%

CVR Energy, Inc.	52,700	758,880
Delek US Holdings, Inc.	36,992	632,933

		1,391,813

Oil-Field Services - 1.5%

Bristow Group, Inc.†	2,733	86,253
ChampionX Corp.†	55,500	1,294,815
Liberty Oilfield Services, Inc., Class A†	10,200	104,244
Matrix Service Co.†	85,100	959,928
MRC Global, Inc.†	94,400	774,080
National Energy Services Reunited Corp.†#	10,300	116,905
NexTier Oilfield Solutions, Inc.†	149,266	537,358
NOW, Inc.†	235,400	1,807,872
Oceaneering International, Inc.†	38,100	468,630
Oil States International, Inc.†	39,600	232,056
ProPetro Holding Corp.†	53,500	414,090
Select Energy Services, Inc., Class A†	121,600	650,560
Solaris Oilfield Infrastructure, Inc., Class A	14,500	107,735

		7,554,526

Paper & Related Products - 0.8%

Domtar Corp.†	16,740	917,854
Glatfelter Corp.	41,300	652,540
Neenah, Inc.	8,300	418,237
Schweitzer-Mauduit International, Inc.	29,500	1,128,965
Verso Corp., Class A	33,900	645,795

		3,763,391

Pastoral & Agricultural - 1.0%

Darling Ingredients, Inc.†	65,800	4,902,100

Pharmacy Services - 0.2%

Option Care Health, Inc.†	42,200	1,128,850

Power Converter/Supply Equipment - 0.1%

Powell Industries, Inc.	26,000	657,800

Precious Metals - 0.0%

Hecla Mining Co.	33,800	207,870

Printing-Commercial - 0.1%

Cimpress PLC†	1,000	94,980
Deluxe Corp.	8,100	310,635
Ennis, Inc.	6,800	131,988

		537,603

Publishing-Books - 0.1%

Houghton Mifflin Harcourt Co.†	34,500	464,715

Publishing-Newspapers - 0.2%

TEGNA, Inc.	61,200	1,084,464

Real Estate Investment Trusts - 12.4%

Acadia Realty Trust	15,700	333,154
Agree Realty Corp.	35,350	2,635,343
Alexander & Baldwin, Inc.	55,475	1,158,318
American Assets Trust, Inc.	16,100	641,102
American Finance Trust, Inc.	31,500	271,530
Apollo Commercial Real Estate Finance, Inc.	27,900	433,845
Apple Hospitality REIT, Inc.	81,200	1,200,136
Ares Commercial Real Estate Corp.	41,300	651,714
Armada Hoffler Properties, Inc.	21,200	284,716
Blackstone Mtg. Trust, Inc., Class A	42,600	1,397,706
BrightSpire Capital, Inc.	4,700	47,094
Broadstone Net Lease, Inc.#	41,600	1,139,840
CareTrust REIT, Inc.	34,400	756,456
CatchMark Timber Trust, Inc., Class A	26,200	302,348
Centerspace	7,600	768,968
Chatham Lodging Trust†	14,200	170,400
City Office REIT, Inc.	67,300	1,074,781
Columbia Property Trust, Inc.	9,200	153,824
CorePoint Lodging, Inc.†	10,000	144,600
Corporate Office Properties Trust	36,900	1,039,842
Cousins Properties, Inc.	12,349	476,177
DiamondRock Hospitality Co.†	150,534	1,360,827
DigitalBridge Group, Inc.†#	176,000	1,214,400
Easterly Government Properties, Inc.	16,000	341,920
Ellington Financial, Inc.	56,700	1,050,084
Essential Properties Realty Trust, Inc.	21,200	687,092
First Industrial Realty Trust, Inc.	14,600	817,454

Four Corners Property Trust, Inc.	34,400	984,184
Getty Realty Corp.	37,346	1,181,254
Gladstone Commercial Corp.	52,500	1,188,075
Global Medical REIT, Inc.	9,500	146,490
Global Net Lease, Inc.	41,700	708,900
Granite Point Mtg. Trust, Inc.	15,700	216,032
Great Ajax Corp.	5,800	81,954
Healthcare Realty Trust, Inc.	38,200	1,147,146
Highwoods Properties, Inc.	9,600	438,624
Independence Realty Trust, Inc.	53,800	1,101,824
Industrial Logistics Properties Trust	11,700	320,931
Innovative Industrial Properties, Inc.#	2,300	565,593
Kite Realty Group Trust	42,800	867,128
KKR Real Estate Finance Trust, Inc.	53,400	1,139,022
Ladder Capital Corp.	98,500	1,123,885
Lexington Realty Trust	123,900	1,676,367
MFA Financial, Inc.	113,100	542,880
New Senior Investment Group, Inc.	128,800	1,124,424
NexPoint Residential Trust, Inc.	1,131	73,278
Paramount Group, Inc.	28,200	249,852
PennyMac Mtg. Investment Trust	61,000	1,184,010
Physicians Realty Trust	77,400	1,432,674
Piedmont Office Realty Trust, Inc., Class A	56,200	1,001,484
Plymouth Industrial REIT, Inc.	15,500	365,180
PotlatchDeltic Corp.	35,300	1,833,835
QTS Realty Trust, Inc., Class A	2,700	210,546
Ready Capital Corp.	33,200	508,292
Redwood Trust, Inc.	159,900	1,993,953
Retail Opportunity Investments Corp.	63,800	1,153,504
Retail Properties of America, Inc., Class A	70,000	925,400
RLJ Lodging Trust	21,726	313,506
Ryman Hospitality Properties, Inc.†	4,400	365,508
Sabra Health Care REIT, Inc.	118,900	1,902,400
SITE Centers Corp.	68,100	1,097,091
STAG Industrial, Inc.#	83,300	3,519,425
Summit Hotel Properties, Inc.†	33,300	310,356
Sunstone Hotel Investors, Inc.†	185,472	2,149,621
Terreno Realty Corp.	23,100	1,543,311
TPG RE Finance Trust, Inc.	58,300	734,580
UMH Properties, Inc.	35,600	843,720
Urban Edge Properties	33,500	634,490
Urstadt Biddle Properties, Inc., Class A	13,300	253,764
Xenia Hotels & Resorts, Inc.†	70,200	1,222,884

		60,931,048

Real Estate Management/Services - 0.5%

Newmark Group, Inc., Class A	60,929	829,853
Realogy Holdings Corp.†	90,500	1,588,275

		2,418,128

Real Estate Operations & Development - 0.2%

Kennedy-Wilson Holdings, Inc.	41,100	903,789

Rental Auto/Equipment - 0.8%

Aaron’s Co., Inc.	4,300	114,036
CAI International, Inc.	8,400	470,148
Herc Holdings, Inc.†	6,400	841,280
PROG Holdings, Inc.	43,000	2,034,760
Rent-A-Center, Inc.	4,400	277,552

		3,737,776

Resort/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.†	4,300	643,065

Retail-Apparel/Shoe - 0.5%
Abercrombie & Fitch Co., Class A†	19,700	704,472
American Eagle Outfitters, Inc.	12,000	366,240
Caleres, Inc.	29,800	732,782
Children’s Place, Inc.†	2,700	234,468
Genesco, Inc.†	9,200	570,676

		2,608,638

Retail-Appliances - 0.0%

Conn’s, Inc.†	5,100	125,460

Retail-Automobile - 0.2%

Rush Enterprises, Inc., Class A	10,900	480,690
Sonic Automotive, Inc., Class A	12,600	636,804

		1,117,494

Retail-Bedding - 0.2%

Bed Bath & Beyond, Inc.†	38,500	1,060,290

Retail-Building Products - 0.7%

Beacon Roofing Supply, Inc.†	14,300	736,164
GMS, Inc.†	57,000	2,816,370

		3,552,534

Retail-Discount - 0.1%

Big Lots, Inc.	8,300	403,878

Retail-Drug Store - 0.3%

Rite Aid Corp.†#	87,704	1,555,869

Retail-Jewelry - 0.3%

Signet Jewelers, Ltd.	19,100	1,512,720

Retail-Office Supplies - 0.0%

ODP Corp.†	3,990	188,208

Retail-Pawn Shops - 0.1%

FirstCash, Inc.	5,300	454,157

Retail-Regional Department Stores - 0.9%

Dillard’s, Inc., Class A	5,800	1,104,668
Macy’s, Inc.†	151,500	3,392,085

		4,496,753

Retail-Restaurants - 0.2%

Del Taco Restaurants, Inc.	38,200	336,160
Dine Brands Global, Inc.†	4,300	355,696
Fiesta Restaurant Group, Inc.†	9,400	112,894

		804,750

Retail-Sporting Goods - 0.1%

Zumiez, Inc.†	15,800	635,002

Rubber-Tires - 0.4%

Goodyear Tire & Rubber Co.†	128,585	2,036,786

Rubber/Plastic Products - 0.2%

Myers Industries, Inc.	5,458	124,442
Trinseo SA	17,645	916,305

		1,040,747

Satellite Telecom - 0.6%

EchoStar Corp., Class A†	44,700	1,206,900
Gogo, Inc.†#	112,900	1,518,505
KVH Industries, Inc.†	5,300	56,021

		2,781,426

Savings & Loans/Thrifts - 2.4%

Axos Financial, Inc.†	15,600	756,288
Banc of California, Inc.	4,600	82,662
Berkshire Hills Bancorp, Inc.	41,100	1,053,393
Brookline Bancorp, Inc.	30,500	456,585
Flushing Financial Corp.	18,600	426,498
FS Bancorp, Inc.	3,100	105,927
HomeTrust Bancshares, Inc.	19,000	528,580
Investors Bancorp, Inc.	162,900	2,331,099
Meridian Bancorp, Inc.	29,900	621,322
Northfield Bancorp, Inc.	60,100	1,015,690
OceanFirst Financial Corp.	46,700	992,842
Pacific Premier Bancorp, Inc.	9,800	391,608
Provident Financial Services, Inc.	57,077	1,259,689
Washington Federal, Inc.	33,500	1,115,550
WSFS Financial Corp.	9,556	433,938

		11,571,671

Schools - 0.0%

American Public Education, Inc.†	2,700	71,010

Semiconductor Equipment - 0.3%
Cohu, Inc.†	28,200	1,006,176
Veeco Instruments, Inc.†	17,400	396,546

		1,402,722

Steel-Producers - 0.5%

Cleveland-Cliffs, Inc.†	45,300	1,063,191
Commercial Metals Co.	37,200	1,213,464
United States Steel Corp.	8,600	230,050

		2,506,705

Steel-Specialty - 0.1%

Allegheny Technologies, Inc.†	37,400	667,964

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†	20,200	300,980

Telecom Services - 0.2%

ATN International, Inc.	5,200	237,068
Consolidated Communications Holdings, Inc.†	24,800	229,896
Vonage Holdings Corp.†	48,600	685,260

		1,152,224

Telecommunication Equipment - 0.2%

ADTRAN, Inc.	9,100	188,006
Harmonic, Inc.†	80,200	741,048

		929,054

Television - 1.1%

AMC Networks, Inc., Class A†	42,400	2,015,272
Gray Television, Inc.	84,200	1,914,708
Sinclair Broadcast Group, Inc., Class A#	51,800	1,554,518

		5,484,498

Theaters - 0.9%

AMC Entertainment Holdings, Inc., Class A†#	77,900	3,671,427
Cinemark Holdings, Inc.†#	44,700	797,001

		4,468,428

Therapeutics - 0.2%

Akebia Therapeutics, Inc.†	372,700	1,095,738

Transport-Air Freight - 0.1%

Atlas Air Worldwide Holdings, Inc.†	6,700	490,239

Transport-Marine - 0.3%

Costamare, Inc.	87,500	1,258,250
Dorian LPG, Ltd.	22,300	294,806
International Seaways, Inc.	7,700	132,440

		1,685,496

Transport-Services - 1.1%

Echo Global Logistics, Inc.†	81,400	2,676,432
Forward Air Corp.	1,000	88,170
Hub Group, Inc., Class A†	37,600	2,639,520
Radiant Logistics, Inc.†	23,000	157,550

		5,561,672

Transport-Truck - 0.8%

ArcBest Corp.	51,420	3,431,257
Covenant Logistics Group, Inc.†	4,100	99,876
Werner Enterprises, Inc.	11,100	523,476

		4,054,609

Travel Services - 0.4%

Liberty TripAdvisor Holdings, Inc., Class A†	499,900	1,869,626

Water - 0.4%

American States Water Co.	23,400	2,157,714

X-Ray Equipment - 0.1%

Varex Imaging Corp.†	10,900	317,953

Total Long-Term Investment Securities
(cost $391,242,850)		482,957,440

SHORT-TERM INVESTMENT SECURITIES - 1.5%
Registered Investment Companies - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2) (cost $7,530,666)	7,530,666	7,530,666

REPURCHASE AGREEMENTS - 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $7,884,000 and collateralized by $8,008,000 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $8,041,786 (cost $7,884,000)	$7,884,000	7,884,000

TOTAL INVESTMENTS
(cost $406,657,516)	101.4%	498,372,106
Liabilities in excess of other assets	(1.4)	(6,800,939)

NET ASSETS	100.0%	$491,571,167

†	Non-income producing security

#	The security or a portion thereof is out on loan.

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2021, the aggregate value of these securities was $579,750 representing 0.1% of net assets.

(1)	The rate shown is the 7-day yield as of August 31, 2021.

(2)

At August 31, 2021, the Fund had loaned securities with a total value of $21,962,093. This was secured by collateral of $7,530,666, which was received in cash and subsequently invested in short-term investments currently valued at $7,530,666 as reported in the Portfolio of Investments. Additional collateral of $14,672,930 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	347,024
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	1,196,923
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	658,687
United States Treasury Bills	0.00%	09/23/2021 to 01/13/2022	712,822
United States Treasury Notes/Bonds	0.13% to 8.00%	09/15/2021 to 05/15/2051	11,757,474

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

30	Long	Russell 2000 E-Mini Index	September 2021	$3,388,006	$3,406,800	$18,794

						Unrealized (Depreciation)

38	Long	Russell 2000 E-Mini Index	September 2021	$4,355,997	$4,315,280	$(40,717)

		Net Unrealized Appreciation (Depreciation)				$(21,923)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$482,957,440	$—	$—	$482,957,440
Short-Term Investment Securities	7,530,666	—	—	7,530,666
Repurchase Agreements	—	7,884,000	—	7,884,000

Total Investments at Value	$490,488,106	$7,884,000	$—	$498,372,106

Other Financial Instruments:+
Futures Contracts	$18,794	$—	$—	$18,794

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$40,717	$—	$—	$40,717

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.4%
Advertising Agencies - 0.1%

Interpublic Group of Cos., Inc.	64,712	$2,409,228
Omnicom Group, Inc.	35,382	2,590,670

		4,999,898

Aerospace/Defense - 1.3%

Boeing Co.†	90,433	19,850,044
General Dynamics Corp.	37,657	7,543,074
Lockheed Martin Corp.	40,235	14,476,553
Northrop Grumman Corp.	24,626	9,054,980
Raytheon Technologies Corp.	249,241	21,125,667
Teledyne Technologies, Inc.†	7,640	3,540,223
TransDigm Group, Inc.†	9,030	5,485,454

		81,075,995

Aerospace/Defense-Equipment - 0.2%

Howmet Aerospace, Inc.	64,304	2,041,652
L3Harris Technologies, Inc.	33,722	7,857,563

		9,899,215

Agricultural Biotech - 0.1%

Corteva, Inc.	121,258	5,331,714

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	35,289	1,602,826
Mosaic Co.	56,854	1,829,562

		3,432,388

Agricultural Operations - 0.1%

Archer-Daniels-Midland Co.	91,910	5,514,600

Airlines - 0.2%

Alaska Air Group, Inc.†	20,478	1,174,209
American Airlines Group, Inc.†	105,512	2,103,909
Delta Air Lines, Inc.†	105,226	4,255,339
Southwest Airlines Co.†	97,285	4,842,847
United Airlines Holdings, Inc.†	53,231	2,475,774

		14,852,078

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.	57,431	1,072,811
PVH Corp.†	11,724	1,228,558
Ralph Lauren Corp.	7,937	921,724
Tapestry, Inc.	45,873	1,849,599
Under Armour, Inc., Class A†	31,029	718,011
Under Armour, Inc., Class C†	32,324	648,420
VF Corp.	52,900	4,045,263

		10,484,386

Appliances - 0.0%

Whirlpool Corp.	10,302	2,282,202

Applications Software - 6.7%

Intuit, Inc.	44,953	25,448,343
Microsoft Corp.	1,238,989	374,025,999
PTC, Inc.†	17,301	2,277,850
Roper Technologies, Inc.	17,313	8,367,027
ServiceNow, Inc.†	32,482	20,906,714

		431,025,933

Athletic Footwear - 0.5%

NIKE, Inc., Class B	209,738	34,552,238

Auto-Cars/Light Trucks - 1.8%

Ford Motor Co.†	644,994	8,404,272
General Motors Co.†	210,007	10,292,443
Tesla, Inc.†	126,779	93,273,846

		111,970,561

Auto-Heavy Duty Trucks - 0.2%

Cummins, Inc.	24,052	5,675,791
PACCAR, Inc.	57,109	4,675,514

		10,351,305

Auto/Truck Parts & Equipment-Original - 0.1%

Aptiv PLC†	44,493	6,771,389
BorgWarner, Inc.	39,457	1,684,025

		8,455,414

Banks-Commercial - 0.5%

Citizens Financial Group, Inc.	70,068	3,068,278
First Republic Bank	28,952	5,759,711
M&T Bank Corp.	21,165	2,963,311
Regions Financial Corp.	158,137	3,230,739
SVB Financial Group†	9,650	5,399,175
Truist Financial Corp.	221,235	12,623,669
Zions Bancorp NA	26,948	1,560,289

		34,605,172

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp.	132,723	7,328,964
Northern Trust Corp.	34,240	4,058,125
State Street Corp.	57,210	5,315,381

		16,702,470

Banks-Super Regional - 1.1%

Comerica, Inc.	22,967	1,697,491
Fifth Third Bancorp	115,807	4,500,260
Huntington Bancshares, Inc.	242,727	3,769,550
KeyCorp	159,656	3,244,210
PNC Financial Services Group, Inc.	69,891	13,356,170
US Bancorp	223,005	12,798,257
Wells Fargo & Co.	679,997	31,075,863

		70,441,801

Beverages-Non-alcoholic - 1.2%

Coca-Cola Co.	638,368	35,946,502
Monster Beverage Corp.†	60,866	5,938,696
PepsiCo, Inc.	227,287	35,545,414

		77,430,612

Beverages-Wine/Spirits - 0.0%

Brown-Forman Corp., Class B	30,047	2,109,900

Brewery - 0.1%

Constellation Brands, Inc., Class A	27,802	5,870,114
Molson Coors Beverage Co., Class B	30,986	1,472,765

		7,342,879

Broadcast Services/Program - 0.1%

Discovery, Inc., Class A†	27,745	800,166
Discovery, Inc., Class C†	49,423	1,363,581
Fox Corp., Class A	53,783	2,013,635
Fox Corp., Class B	24,999	865,715

		5,043,097

Building & Construction Products-Misc. - 0.0%

Fortune Brands Home & Security, Inc.	22,772	2,217,310

Building Products-Air & Heating - 0.3%

Carrier Global Corp.	134,379	7,740,231

Johnson Controls International PLC	117,904	8,819,219

		16,559,450

Building Products-Cement - 0.1%

Martin Marietta Materials, Inc.	10,260	3,911,625
Vulcan Materials Co.	21,824	4,057,736

		7,969,361

Building Products-Wood - 0.0%

Masco Corp.	41,750	2,535,060

Building-Maintenance & Services - 0.0%

Rollins, Inc.	36,431	1,417,895

Building-Residential/Commercial - 0.2%

D.R. Horton, Inc.	53,965	5,160,133
Lennar Corp., Class A	45,365	4,868,118
NVR, Inc.†	569	2,947,386
PulteGroup, Inc.	43,508	2,343,341

		15,318,978

Cable/Satellite TV - 1.0%

Charter Communications, Inc., Class A†	22,657	18,503,066
Comcast Corp., Class A	754,234	45,766,919
DISH Network Corp., Class A†	40,873	1,781,654

		66,051,639

Casino Hotels - 0.1%

Las Vegas Sands Corp.†	54,041	2,410,769
MGM Resorts International	66,978	2,854,602
Wynn Resorts, Ltd.†	17,314	1,760,661

		7,026,032

Casino Services - 0.1%

Caesars Entertainment, Inc.†	34,332	3,489,161

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	96,405	13,209,413

Chemicals-Diversified - 0.5%

Celanese Corp.	18,529	2,938,699
Dow, Inc.	122,884	7,729,404
DuPont de Nemours, Inc.	87,541	6,479,785
Eastman Chemical Co.	22,458	2,541,347
FMC Corp.	21,201	1,985,050
LyondellBasell Industries NV, Class A	42,352	4,250,023
PPG Industries, Inc.	39,003	6,222,929

		32,147,237

Chemicals-Specialty - 0.3%

Albemarle Corp.	19,202	4,545,881
Ecolab, Inc.	40,924	9,222,633
International Flavors & Fragrances, Inc.	40,948	6,203,622

		19,972,136

Coatings/Paint - 0.2%

Sherwin-Williams Co.	39,376	11,957,310

Commercial Services - 0.1%

Cintas Corp.	14,517	5,745,393
Nielsen Holdings PLC	58,975	1,265,604
Quanta Services, Inc.	22,923	2,340,438

		9,351,435

Commercial Services-Finance - 2.0%

Automatic Data Processing, Inc.	70,000	14,632,800
Equifax, Inc.	20,021	5,450,917
FleetCor Technologies, Inc.†	13,712	3,610,095
Global Payments, Inc.	48,565	7,898,612
IHS Markit, Ltd.	61,626	7,432,096
MarketAxess Holdings, Inc.	6,249	2,974,024
Moody’s Corp.	26,484	10,084,313
PayPal Holdings, Inc.†	193,250	55,783,545
S&P Global, Inc.	39,630	17,588,586

		125,454,988

Computer Aided Design - 0.5%

ANSYS, Inc.†	14,337	5,238,166
Autodesk, Inc.†	36,193	11,223,088
Cadence Design Systems, Inc.†	45,777	7,483,624
Synopsys, Inc.†	25,096	8,337,895

		32,282,773

Computer Data Security - 0.1%

Fortinet, Inc.†	22,299	7,027,307

Computer Services - 1.0%

Accenture PLC, Class A	104,568	35,193,406
Cognizant Technology Solutions Corp., Class A	86,762	6,620,808
DXC Technology Co.†	41,918	1,539,229
International Business Machines Corp.	146,990	20,628,577
Leidos Holdings, Inc.	21,868	2,145,469

		66,127,489

Computer Software - 0.1%

Akamai Technologies, Inc.†	26,813	3,036,572
Citrix Systems, Inc.	20,426	2,101,223

		5,137,795

Computers - 6.3%

Apple, Inc.	2,580,502	391,797,619
Hewlett Packard Enterprise Co.	214,833	3,321,318
HP, Inc.	197,614	5,877,040

		400,995,977

Computers-Memory Devices - 0.1%

NetApp, Inc.	36,619	3,256,528
Seagate Technology Holdings PLC	32,756	2,869,098
Western Digital Corp.†	50,413	3,186,101

		9,311,727

Consulting Services - 0.2%

Gartner, Inc.†	14,160	4,371,758
Verisk Analytics, Inc.	26,665	5,379,931

		9,751,689

Consumer Products-Misc. - 0.2%

Clorox Co.	20,460	3,438,303
Kimberly-Clark Corp.	55,510	7,649,833

		11,088,136

Containers-Metal/Glass - 0.1%

Ball Corp.	54,000	5,181,840

Containers-Paper/Plastic - 0.1%

Amcor PLC	253,635	3,259,210
Packaging Corp. of America	15,627	2,370,616
Sealed Air Corp.	25,003	1,525,933

WestRock Co.	43,778	2,278,207

		9,433,966

Cosmetics & Toiletries - 1.3%

Colgate-Palmolive Co.	139,167	10,848,068
Estee Lauder Cos., Inc., Class A	38,149	12,989,353
Procter & Gamble Co.	402,749	57,347,430

		81,184,851

Cruise Lines - 0.1%

Carnival Corp.†	131,326	3,170,209
Norwegian Cruise Line Holdings, Ltd.†	60,857	1,572,545
Royal Caribbean Cruises, Ltd.†	36,016	2,979,604

		7,722,358

Data Processing/Management - 0.6%

Broadridge Financial Solutions, Inc.	19,103	3,289,919
Fidelity National Information Services, Inc.	102,014	13,034,329
Fiserv, Inc.†	97,979	11,540,946
Jack Henry & Associates, Inc.	12,220	2,155,364
Paychex, Inc.	52,760	6,039,437

		36,059,995

Decision Support Software - 0.1%

MSCI, Inc.	13,560	8,604,905

Dental Supplies & Equipment - 0.0%

DENTSPLY SIRONA, Inc.	35,915	2,215,955

Diagnostic Equipment - 1.1%

Danaher Corp.	104,432	33,852,677
PerkinElmer, Inc.	18,440	3,407,712
Thermo Fisher Scientific, Inc.	64,655	35,880,292

		73,140,681

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†	14,029	9,452,179

Dialysis Centers - 0.0%

DaVita, Inc.†	11,530	1,507,778

Disposable Medical Products - 0.0%

Teleflex, Inc.	7,688	3,040,296

Distribution/Wholesale - 0.3%

Copart, Inc.†	34,248	4,942,671
Fastenal Co.	94,482	5,276,820
LKQ Corp.†	45,730	2,409,514
Pool Corp.	6,601	3,262,874
WW Grainger, Inc.	7,201	3,123,074

		19,014,953

Diversified Banking Institutions - 3.2%

Bank of America Corp.	1,240,540	51,792,545
Citigroup, Inc.	340,041	24,452,349
Goldman Sachs Group, Inc.	55,967	23,142,914
JPMorgan Chase & Co.	497,981	79,652,061
Morgan Stanley	244,863	25,571,043

		204,610,912

Diversified Manufacturing Operations - 1.2%

3M Co.	95,360	18,570,406
A.O. Smith Corp.	22,121	1,608,639
Eaton Corp. PLC	65,555	11,036,840
General Electric Co.	180,517	19,028,297
Illinois Tool Works, Inc.	47,288	11,011,484
Parker-Hannifin Corp.	21,231	6,298,601
Textron, Inc.	37,130	2,698,237
Trane Technologies PLC	39,341	7,809,188

		78,061,692

Drug Delivery Systems - 0.3%

Becton Dickinson & Co.	47,841	12,041,579
DexCom, Inc.†	15,909	8,422,543

		20,464,122

E-Commerce/Products - 4.0%

Amazon.com, Inc.†	70,520	244,760,111
eBay, Inc.	106,468	8,170,354
Etsy, Inc.†	20,909	4,521,780

		257,452,245

E-Commerce/Services - 0.3%

Booking Holdings, Inc.†	6,754	15,531,971
Cars.com, Inc.†	1	13
Expedia Group, Inc.†	23,269	3,362,370

		18,894,354

E-Services/Consulting - 0.1%

CDW Corp.	23,065	4,627,070

Electric Products-Misc. - 0.2%

AMETEK, Inc.	37,988	5,165,228
Emerson Electric Co.	98,654	10,407,997

		15,573,225

Electric-Distribution - 0.2%

Consolidated Edison, Inc.	56,395	4,255,003
Sempra Energy	51,831	6,860,351

		11,115,354

Electric-Integrated - 2.1%

AES Corp.	109,603	2,616,224
Alliant Energy Corp.	41,149	2,501,448
Ameren Corp.	42,040	3,687,749
American Electric Power Co., Inc.	82,212	7,363,729
CenterPoint Energy, Inc.	95,495	2,395,970
CMS Energy Corp.	47,618	3,053,742
Dominion Energy, Inc.	132,678	10,327,656
DTE Energy Co.	31,869	3,835,115
Duke Energy Corp.	126,541	13,243,781
Edison International	62,419	3,610,315
Entergy Corp.	33,010	3,651,236
Evergy, Inc.	37,716	2,581,660
Eversource Energy	56,503	5,126,517
Exelon Corp.	160,751	7,880,014
FirstEnergy Corp.	89,474	3,477,854
NextEra Energy, Inc.	322,669	27,100,969
Pinnacle West Capital Corp.	18,549	1,426,418
PPL Corp.	126,576	3,715,006
Public Service Enterprise Group, Inc.	83,091	5,312,839
Southern Co.	174,151	11,446,945
WEC Energy Group, Inc.	51,891	4,902,662
Xcel Energy, Inc.	88,538	6,086,987

		135,344,836

Electronic Components-Misc. - 0.1%

Garmin, Ltd.	24,655	4,300,572

Electronic Components-Semiconductors - 3.9%

Advanced Micro Devices, Inc.†	199,878	22,130,492
Broadcom, Inc.	67,169	33,397,099
Intel Corp.	664,276	35,910,761
IPG Photonics Corp.†	5,905	1,007,865
Microchip Technology, Inc.	44,997	7,080,728
Micron Technology, Inc.†	184,479	13,596,102
Monolithic Power Systems, Inc.	7,076	3,502,125
NVIDIA Corp.	409,952	91,767,755
Qorvo, Inc.†	18,521	3,482,504
Skyworks Solutions, Inc.	27,159	4,982,590
Texas Instruments, Inc.	151,925	29,004,002
Xilinx, Inc.	40,443	6,292,526

		252,154,549

Electronic Connectors - 0.2%

Amphenol Corp., Class A	98,312	7,533,649
TE Connectivity, Ltd.	54,324	8,160,551

		15,694,200

Electronic Forms - 0.8%

Adobe, Inc.†	78,634	52,189,386

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.	49,918	8,759,112
Fortive Corp.	55,690	4,113,820
Keysight Technologies, Inc.†	30,306	5,436,290
Trimble, Inc.†	41,285	3,889,873

		22,199,095

Electronic Security Devices - 0.0%

Allegion PLC	14,802	2,131,340

Energy-Alternate Sources - 0.1%

Enphase Energy, Inc.†	22,324	3,878,349

Engineering/R&D Services - 0.0%

Jacobs Engineering Group, Inc.	21,421	2,890,978

Enterprise Software/Service - 1.2%

Oracle Corp.	298,846	26,636,144
Paycom Software, Inc.†	8,081	3,950,801
salesforce.com, Inc.†	158,865	42,142,119
Tyler Technologies, Inc.†	6,702	3,255,161

		75,984,225

Entertainment Software - 0.3%

Activision Blizzard, Inc.	127,824	10,528,863
Electronic Arts, Inc.	47,081	6,836,632
Take-Two Interactive Software, Inc.†	19,026	3,067,372

		20,432,867

Finance-Consumer Loans - 0.1%

Synchrony Financial	88,979	4,426,705

Finance-Credit Card - 2.4%

American Express Co.	107,040	17,764,358
Capital One Financial Corp.	74,273	12,327,090
Discover Financial Services	50,156	6,431,002
Mastercard, Inc., Class A	143,907	49,824,921
Visa, Inc., Class A	278,313	63,761,508
Western Union Co.	67,325	1,456,913

		151,565,792

Finance-Investment Banker/Broker - 0.3%

Charles Schwab Corp.	246,735	17,974,645

Finance-Other Services - 0.5%

Cboe Global Markets, Inc.	17,551	2,214,059
CME Group, Inc.	59,073	11,916,205
Intercontinental Exchange, Inc.	92,579	11,065,968
Nasdaq, Inc.	18,896	3,699,459

		28,895,691

Food-Confectionery - 0.3%

Hershey Co.	24,081	4,279,194
J.M. Smucker Co.	18,027	2,229,399
Mondelez International, Inc., Class A	231,084	14,343,384

		20,851,977

Food-Meat Products - 0.1%

Hormel Foods Corp.#	46,371	2,111,735
Tyson Foods, Inc., Class A	48,492	3,807,592

		5,919,327

Food-Misc./Diversified - 0.3%

Campbell Soup Co.	33,398	1,393,698
Conagra Brands, Inc.	78,954	2,614,956
General Mills, Inc.	100,344	5,800,887
Kellogg Co.	41,450	2,617,153
Kraft Heinz Co.	106,644	3,838,118
Lamb Weston Holdings, Inc.	24,064	1,567,770
McCormick & Co., Inc.	40,962	3,534,611

		21,367,193

Food-Retail - 0.1%

Kroger Co.	124,548	5,732,944

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	84,158	6,703,185

Gas-Distribution - 0.1%

Atmos Energy Corp.	21,497	2,096,173
NiSource, Inc.	64,522	1,590,467

		3,686,640

Gold Mining - 0.1%

Newmont Corp.	131,796	7,642,850

Home Decoration Products - 0.0%

Newell Brands, Inc.	62,268	1,582,230

Home Furnishings - 0.0%

Leggett & Platt, Inc.	21,918	1,060,612

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.†	45,821	5,721,210
Marriott International, Inc., Class A†	43,927	5,936,295

		11,657,505

Human Resources - 0.0%

Robert Half International, Inc.	18,554	1,918,484

Independent Power Producers - 0.0%

NRG Energy, Inc.	40,264	1,838,857

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	19,095	6,214,468

Industrial Gases - 0.6%

Air Products & Chemicals, Inc.	36,408	9,812,320
Linde PLC	85,577	26,921,668

		36,733,988

Instruments-Controls - 0.5%

Honeywell International, Inc.	114,259	26,497,805
Mettler-Toledo International, Inc.†	3,828	5,944,233

		32,442,038

Instruments-Scientific - 0.1%

Waters Corp.†	10,150	4,202,303

Insurance Brokers - 0.5%

Aon PLC, Class A	37,120	10,648,243
Arthur J. Gallagher & Co.	33,705	4,840,712
Marsh & McLennan Cos., Inc.	83,656	13,150,723
Willis Towers Watson PLC	21,217	4,683,017

		33,322,695

Insurance-Life/Health - 0.3%

Aflac, Inc.	103,982	5,893,700
Globe Life, Inc.	15,597	1,498,404
Lincoln National Corp.	29,439	2,020,987
Principal Financial Group, Inc.	41,615	2,780,298
Prudential Financial, Inc.	64,815	6,862,612
Unum Group	33,599	894,406

		19,950,407

Insurance-Multi-line - 0.7%

Allstate Corp.	49,243	6,661,593
American International Group, Inc.(1)	141,170	7,702,235
Chubb, Ltd.	73,976	13,605,666
Cincinnati Financial Corp.	24,646	3,041,317
Hartford Financial Services Group, Inc.	58,760	3,949,847
Loews Corp.	36,800	2,056,016
MetLife, Inc.	122,410	7,589,420

		44,606,094

Insurance-Property/Casualty - 1.7%

Assurant, Inc.	9,963	1,694,806
Berkshire Hathaway, Inc., Class B†	311,797	89,102,229
Progressive Corp.	96,262	9,273,881
Travelers Cos., Inc.	41,373	6,607,682
WR Berkley Corp.	23,053	1,736,121

		108,414,719

Insurance-Reinsurance - 0.0%

Everest Re Group, Ltd.	6,595	1,747,015

Internet Content-Entertainment - 3.1%

Facebook, Inc., Class A†	394,164	149,537,938
Netflix, Inc.†	72,942	41,517,857
Twitter, Inc.†	131,297	8,468,657

		199,524,452

Internet Infrastructure Software - 0.0%

F5 Networks, Inc.†	9,807	1,996,411

Internet Security - 0.0%

NortonLifeLock, Inc.	95,404	2,533,930

Investment Management/Advisor Services - 0.6%

Ameriprise Financial, Inc.	19,067	5,203,575
BlackRock, Inc.	23,335	22,011,672
Franklin Resources, Inc.	44,800	1,453,312
Invesco, Ltd.	62,248	1,576,119
Raymond James Financial, Inc.	20,120	2,814,788
T. Rowe Price Group, Inc.	37,319	8,354,605

		41,414,071

Machinery-Construction & Mining - 0.3%

Caterpillar, Inc.	90,115	19,002,550

Machinery-Farming - 0.3%

Deere & Co.	51,316	19,398,987

Machinery-General Industrial - 0.2%

IDEX Corp.	12,492	2,798,208
Otis Worldwide Corp.	66,360	6,119,719
Westinghouse Air Brake Technologies Corp.	29,225	2,624,113

		11,542,040

Machinery-Pumps - 0.2%

Dover Corp.	23,677	4,128,322
Ingersoll Rand, Inc.†	63,891	3,387,501
Xylem, Inc.	29,618	4,037,229

		11,553,052

Medical Information Systems - 0.1%

Cerner Corp.	49,568	3,784,517

Medical Instruments - 1.2%

Bio-Techne Corp.	6,398	3,193,498
Boston Scientific Corp.†	233,748	10,553,722
Edwards Lifesciences Corp.†	102,263	11,983,178
Intuitive Surgical, Inc.†	19,479	20,522,295
Medtronic PLC	221,327	29,542,728

		75,795,421

Medical Labs & Testing Services - 0.4%

Catalent, Inc.†	28,022	3,655,190
Charles River Laboratories International, Inc.†	8,267	3,669,391
IQVIA Holdings, Inc.†	31,529	8,189,027
Laboratory Corp. of America Holdings†	16,062	4,872,890
Quest Diagnostics, Inc.	21,491	3,284,469

		23,670,967

Medical Products - 1.4%

Abbott Laboratories	292,298	36,937,698
ABIOMED, Inc.†	7,451	2,711,866
Align Technology, Inc.†	11,846	8,398,814
Baxter International, Inc.	82,722	6,305,071
Cooper Cos., Inc.	8,101	3,651,202
Henry Schein, Inc.†	23,146	1,749,606
Hologic, Inc.†	42,152	3,336,331
STERIS PLC	16,062	3,453,490
Stryker Corp.	53,920	14,941,232
West Pharmaceutical Services, Inc.	12,145	5,484,925
Zimmer Biomet Holdings, Inc.	34,297	5,159,984

		92,130,219

Medical-Biomedical/Gene - 1.6%

Amgen, Inc.	94,518	21,316,644
Bio-Rad Laboratories, Inc., Class A†	3,546	2,853,892
Biogen, Inc.†	24,767	8,393,784
Gilead Sciences, Inc.	206,320	15,015,970

Illumina, Inc.†	24,018	10,980,069
Incyte Corp.†	30,752	2,352,220
Moderna, Inc.†	50,201	18,910,215
Regeneron Pharmaceuticals, Inc.†	17,223	11,597,968
Vertex Pharmaceuticals, Inc.†	42,585	8,529,350

		99,950,112

Medical-Drugs - 4.1%

AbbVie, Inc.	290,554	35,093,112
Bristol-Myers Squibb Co.	367,495	24,570,716
Eli Lilly & Co.	130,945	33,821,784
Johnson & Johnson	433,210	75,001,647
Merck & Co., Inc.	416,539	31,777,761
Organon & Co.	41,625	1,410,671
Pfizer, Inc.	920,854	42,423,744
Zoetis, Inc.	78,102	15,976,545

		260,075,980

Medical-Generic Drugs - 0.1%

Perrigo Co. PLC	21,970	899,671
Viatris, Inc.	198,831	2,908,898

		3,808,569

Medical-HMO - 1.5%

Anthem, Inc.	40,278	15,109,486
Centene Corp.†	95,863	6,037,452
Humana, Inc.	21,224	8,604,634
UnitedHealth Group, Inc.	155,245	64,623,836

		94,375,408

Medical-Hospitals - 0.2%

HCA Healthcare, Inc.	43,234	10,937,337
Universal Health Services, Inc., Class B	12,827	1,997,934

		12,935,271

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	24,330	2,973,370
Cardinal Health, Inc.	47,731	2,505,400
McKesson Corp.	26,023	5,312,335

		10,791,105

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	241,088	8,773,192

Multimedia - 0.9%

ViacomCBS, Inc., Class B	99,623	4,129,373
Walt Disney Co.†	298,896	54,189,845

		58,319,218

Networking Products - 0.7%

Arista Networks, Inc.†	9,040	3,340,551
Cisco Systems, Inc.	693,262	40,916,323

		44,256,874

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc.	34,638	4,299,615
Waste Management, Inc.	63,887	9,909,512

		14,209,127

Office Automation & Equipment - 0.1%

Zebra Technologies Corp., Class A†	8,803	5,168,857

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	13,655	3,077,700

Oil Companies-Exploration & Production - 0.6%

APA Corp.	62,178	1,211,227
Cabot Oil & Gas Corp.	65,747	1,044,720
ConocoPhillips	221,988	12,326,994
Devon Energy Corp.	97,991	2,895,634
Diamondback Energy, Inc.	29,775	2,296,843
EOG Resources, Inc.	96,007	6,482,393
Hess Corp.	45,156	3,104,475
Marathon Oil Corp.	129,656	1,523,458
Occidental Petroleum Corp.	138,198	3,550,306
Pioneer Natural Resources Co.	38,125	5,706,169

		40,142,219

Oil Companies-Integrated - 1.1%

Chevron Corp.	317,951	30,768,118
Exxon Mobil Corp.	696,442	37,970,018

		68,738,136

Oil Field Machinery & Equipment - 0.0%

NOV, Inc.†	64,263	846,344

Oil Refining & Marketing - 0.2%

Marathon Petroleum Corp.	104,799	6,211,437
Phillips 66	72,031	5,120,684
Valero Energy Corp.	67,244	4,458,949

		15,791,070

Oil-Field Services - 0.2%

Baker Hughes Co.	119,664	2,725,946
Halliburton Co.	146,364	2,924,353
Schlumberger NV	230,035	6,450,181

		12,100,480

Paper & Related Products - 0.1%

International Paper Co.	64,444	3,872,440

Pharmacy Services - 0.5%

Cigna Corp.	56,449	11,947,431
CVS Health Corp.	216,584	18,710,692

		30,658,123

Pipelines - 0.2%

Kinder Morgan, Inc.	320,382	5,212,615
ONEOK, Inc.	73,294	3,849,401
Williams Cos., Inc.	199,836	4,933,951

		13,995,967

Power Converter/Supply Equipment - 0.1%

Generac Holdings, Inc.†	10,357	4,525,802

Publishing-Newspapers - 0.0%

News Corp., Class A	64,352	1,445,989
News Corp., Class B	20,033	441,327

		1,887,316

Racetracks - 0.0%

Penn National Gaming, Inc.†#	24,436	1,981,760

Real Estate Investment Trusts - 2.5%

Alexandria Real Estate Equities, Inc.	22,567	4,657,152
American Tower Corp.	74,800	21,854,316
AvalonBay Communities, Inc.	22,966	5,272,534
Boston Properties, Inc.	23,364	2,639,898
Crown Castle International Corp.	71,098	13,842,070

Digital Realty Trust, Inc.	46,323	7,592,803
Duke Realty Corp.	61,687	3,239,184
Equinix, Inc.	14,736	12,429,079
Equity Residential	56,604	4,758,698
Essex Property Trust, Inc.	10,693	3,536,603
Extra Space Storage, Inc.	21,999	4,111,833
Federal Realty Investment Trust	11,640	1,417,403
Healthpeak Properties, Inc.	88,658	3,191,688
Host Hotels & Resorts, Inc.†	116,156	1,923,543
Iron Mountain, Inc.	47,498	2,268,029
Kimco Realty Corp.	98,851	2,153,963
Mid-America Apartment Communities, Inc.	18,834	3,623,097
Prologis, Inc.	121,697	16,387,718
Public Storage	25,042	8,103,842
Realty Income Corp.	61,454	4,438,208
Regency Centers Corp.	25,987	1,783,228
SBA Communications Corp.	17,988	6,457,152
Simon Property Group, Inc.	54,046	7,266,485
UDR, Inc.	48,831	2,637,851
Ventas, Inc.	61,713	3,452,225
Vornado Realty Trust	25,828	1,081,677
Welltower, Inc.	68,685	6,011,998
Weyerhaeuser Co.	123,250	4,437,000

		160,569,277

Real Estate Management/Services - 0.1%

CBRE Group, Inc., Class A†	55,217	5,317,397

Rental Auto/Equipment - 0.1%

United Rentals, Inc.†	11,907	4,199,004

Respiratory Products - 0.1%

ResMed, Inc.	23,939	6,954,998

Retail-Apparel/Shoe - 0.1%

Gap, Inc.	34,165	913,230
Ross Stores, Inc.	58,664	6,945,818

		7,859,048

Retail-Auto Parts - 0.3%

Advance Auto Parts, Inc.	10,765	2,183,680
AutoZone, Inc.†	3,557	5,510,327
Genuine Parts Co.	23,766	2,903,967
O’Reilly Automotive, Inc.†	11,476	6,817,662

		17,415,636

Retail-Automobile - 0.1%

CarMax, Inc.†	26,840	3,360,636

Retail-Building Products - 1.3%

Home Depot, Inc.	174,912	57,052,796
Lowe’s Cos., Inc.	116,287	23,709,757

		80,762,553

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.	36,672	4,272,655

Retail-Discount - 1.5%

Costco Wholesale Corp.	72,723	33,124,599
Dollar General Corp.	38,857	8,661,614
Dollar Tree, Inc.†	38,157	3,454,735
Target Corp.	81,385	20,100,467
Walmart, Inc.	225,875	33,452,088

		98,793,503

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc.	118,024	5,989,718

Retail-Gardening Products - 0.1%

Tractor Supply Co.	18,961	3,683,174

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	198,394	14,427,212

Retail-Misc./Diversified - 0.0%

Bath & Body Works, Inc.	43,553	2,938,956

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	9,008	3,488,888

Retail-Restaurants - 1.2%

Chipotle Mexican Grill, Inc.†	4,631	8,814,321
Darden Restaurants, Inc.	21,524	3,242,591
Domino’s Pizza, Inc.	6,387	3,301,377
McDonald’s Corp.	122,750	29,148,215
Starbucks Corp.	193,837	22,773,909
Yum! Brands, Inc.	49,006	6,421,256

		73,701,669

Savings & Loans/Thrifts - 0.0%

People’s United Financial, Inc.	70,348	1,155,818

Semiconductor Components-Integrated Circuits - 0.8%

Analog Devices, Inc.	88,487	14,418,893
NXP Semiconductors NV	45,363	9,758,942
QUALCOMM, Inc.	185,563	27,220,237

		51,398,072

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	150,961	20,399,360
KLA Corp.	25,215	8,572,091
Lam Research Corp.	23,462	14,190,287
Teradyne, Inc.	27,351	3,321,506

		46,483,244

Shipbuilding - 0.0%

Huntington Ingalls Industries, Inc.	6,618	1,351,197

Soap & Cleaning Preparation - 0.1%

Church & Dwight Co., Inc.	40,345	3,375,263

Steel-Producers - 0.1%

Nucor Corp.	49,227	5,787,126

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	127,448	5,096,646

Telecommunication Equipment - 0.0%

Juniper Networks, Inc.	53,915	1,562,457

Telephone-Integrated - 1.1%

AT&T, Inc.	1,174,573	32,206,792
Lumen Technologies, Inc.	163,647	2,012,858
Verizon Communications, Inc.	681,066	37,458,630

		71,678,280

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	9,632	1,904,824

Theaters - 0.0%

Live Nation Entertainment, Inc.†	23,766	2,060,512

Tobacco - 0.7%

Altria Group, Inc.	304,441	15,292,071
Philip Morris International, Inc.	256,389	26,408,067

		41,700,138

Tools-Hand Held - 0.1%

Snap-on, Inc.	8,896	2,001,155
Stanley Black & Decker, Inc.	26,567	5,134,604

		7,135,759

Toys - 0.0%

Hasbro, Inc.	21,047	2,069,131

Transport-Rail - 0.8%

CSX Corp.	373,791	12,159,421
Kansas City Southern	14,959	4,198,542
Norfolk Southern Corp.	41,166	10,437,228
Union Pacific Corp.	109,282	23,696,709

		50,491,900

Transport-Services - 0.6%

C.H. Robinson Worldwide, Inc.	21,877	1,970,242
Expeditors International of Washington, Inc.	27,783	3,462,873
FedEx Corp.	40,158	10,669,579
United Parcel Service, Inc., Class B	118,990	23,278,014

		39,380,708

Transport-Truck - 0.1%

JB Hunt Transport Services, Inc.	13,733	2,436,234
Old Dominion Freight Line, Inc.	15,643	4,516,447

		6,952,681

Water - 0.1%

American Water Works Co., Inc.	29,853	5,440,709

Water Treatment Systems - 0.0%

Pentair PLC	27,341	2,109,632

Web Hosting/Design - 0.1%

VeriSign, Inc.†	16,303	3,525,687

Web Portals/ISP - 4.4%

Alphabet, Inc., Class A†	49,474	143,175,282
Alphabet, Inc., Class C†	46,844	136,280,439

		279,455,721

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	27,911	6,816,424

Total Long-Term Investment Securities
(cost $2,114,669,309)		6,302,615,588

SHORT-TERM INVESTMENT SECURITIES - 0.1%
U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.06% due 08/11/2022(2)	$2,500,000	2,498,328
0.07% due 06/16/2022(2)	3,100,000	3,098,388
0.12% due 10/07/2021(2)	1,700,000	1,699,927

Total Short-Term Investment Securities
(cost $7,296,569)		7,296,643

REPURCHASE AGREEMENTS - 1.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $90,358,000 and collateralized by $91,778,000 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $92,165,211 (cost $90,358,000)	90,358,000	90,358,000

TOTAL INVESTMENTS
(cost $2,212,323,878)	99.9%	6,400,270,231
Other assets less liabilities	0.1	4,365,879

NET ASSETS	100.0%	$6,404,636,110

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2021, the Fund had loaned securities with a total value of $4,093,495. This was secured by collateral of $4,214,439 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$646,197
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	2,228,805
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	1,226,550
United States Treasury Notes/Bonds	0.13% to 1.75%	01/31/2022 to 11/15/2029	112,887

(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
497	Long	S&P 500 E-Mini Index	September 2021	$110,232,990	$112,334,425	$2,101,435

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,302,615,588	$—	$—	$6,302,615,588
Short-Term Investment Securities	—	7,296,643	—	7,296,643
Repurchase Agreements	—	90,358,000	—	90,358,000

Total Investments at Value	$6,302,615,588	$97,654,643	$—	$6,400,270,231

Other Financial Instruments:†
Futures Contracts	$2,101,435	$—	$—	$2,101,435

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS - 97.9%
Advertising Agencies - 0.2%

Interpublic Group of Cos., Inc.	23,884	$889,201
Omnicom Group, Inc.	5,034	368,590

		1,257,791

Advertising Services - 0.0%

Trade Desk, Inc., Class A†	3,525	282,176

Aerospace/Defense - 0.4%

Boeing Co.†	981	215,330
General Dynamics Corp.	2,756	552,054
Lockheed Martin Corp.	1,662	597,988
Northrop Grumman Corp.	1,655	608,543
Raytheon Technologies Corp.	5,878	498,219
Teledyne Technologies, Inc.†	432	200,180

		2,672,314

Aerospace/Defense-Equipment - 0.1%

L3Harris Technologies, Inc.	3,142	732,117

Agricultural Biotech - 0.1%

Corteva, Inc.	13,075	574,908

Agricultural Chemicals - 0.1%

CF Industries Holdings, Inc.	4,812	218,561
Mosaic Co.	11,381	366,241

		584,802

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	11,074	664,440
Bunge, Ltd.	5,976	452,443

		1,116,883

Apparel Manufacturers - 0.6%

Capri Holdings, Ltd.†	6,871	388,280
Carter’s, Inc.	4,707	481,903
Columbia Sportswear Co.	3,330	339,693
Deckers Outdoor Corp.†	367	153,571
Hanesbrands, Inc.	17,335	323,818
PVH Corp.†	2,866	300,328
Tapestry, Inc.	16,354	659,393
Under Armour, Inc., Class A†	29,725	687,837
Under Armour, Inc., Class C†	34,802	698,128
VF Corp.	4,024	307,715

		4,340,666

Appliances - 0.1%

Whirlpool Corp.	2,127	471,194

Applications Software - 5.6%

CDK Global, Inc.	5,186	215,738
Concentrix Corp.†	5,016	869,724
Datto Holding Corp.†#	5,799	147,874
Elastic NV†	3,574	570,232
Five9, Inc.†	2,074	328,169
Intuit, Inc.	3,083	1,745,317
Microsoft Corp.	109,353	33,011,484
Nuance Communications, Inc.†	8,191	450,914
PTC, Inc.†	2,359	310,586
Roper Technologies, Inc.	717	346,512
ServiceNow, Inc.†	2,870	1,847,247
Smartsheet, Inc., Class A†	3,056	243,166

		40,086,963

Athletic Equipment - 0.1%

Peloton Interactive, Inc., Class A†	5,875	588,616
YETI Holdings, Inc.†	2,498	248,152

		836,768

Athletic Footwear - 0.4%

NIKE, Inc., Class B	19,418	3,198,921

Audio/Video Products - 0.1%

Dolby Laboratories, Inc., Class A	7,657	758,885

Auto Repair Centers - 0.0%

Driven Brands Holdings, Inc.†	5,328	159,201

Auto-Cars/Light Trucks - 1.1%

Ford Motor Co.†	129,693	1,689,900
General Motors Co.†	11,309	554,254
Tesla, Inc.†	7,624	5,609,129

		7,853,283

Auto-Heavy Duty Trucks - 0.1%

Cummins, Inc.	3,124	737,202
PACCAR, Inc.	2,853	233,575

		970,777

Auto/Truck Parts & Equipment-Original - 0.3%

Allison Transmission Holdings, Inc.	6,590	243,698
Aptiv PLC†	3,571	543,471
BorgWarner, Inc.	20,331	867,727
Gentex Corp.	8,154	251,143
Lear Corp.	1,427	228,234

		2,134,273

Banks-Commercial - 0.8%

Bank OZK	6,836	290,051
Citizens Financial Group, Inc.	8,160	357,326
East West Bancorp, Inc.	3,898	285,879
First Citizens BancShares, Inc., Class A	307	275,594
First Horizon Corp.	13,743	225,248
FNB Corp.	14,502	169,383
M&T Bank Corp.	1,071	149,951
Pinnacle Financial Partners, Inc.	2,712	262,847
Popular, Inc.	5,631	427,618
Regions Financial Corp.	10,439	213,269
Signature Bank	1,386	359,431
SVB Financial Group†	855	478,373
Synovus Financial Corp.	5,759	248,213
Truist Financial Corp.	11,429	652,139
Umpqua Holdings Corp.	7,604	148,050
Webster Financial Corp.	3,194	161,361
Western Alliance Bancorp	2,935	286,339
Wintrust Financial Corp.	3,630	271,669
Zions Bancorp NA	4,908	284,173

		5,546,914

Banks-Fiduciary - 0.2%

Bank of New York Mellon Corp.	15,339	847,020
Northern Trust Corp.	1,304	154,550
State Street Corp.	6,285	583,939

		1,585,509

Banks-Super Regional - 0.5%

Comerica, Inc.	2,871	212,196
Fifth Third Bancorp	8,333	323,820
Huntington Bancshares, Inc.	9,786	151,977
KeyCorp	11,620	236,118
PNC Financial Services Group, Inc.	3,560	680,316
US Bancorp	8,799	504,975

Wells Fargo & Co.	32,492	1,484,884

		3,594,286

Beverages-Non-alcoholic - 0.6%

Coca-Cola Co.	22,417	1,262,301
Keurig Dr Pepper, Inc.	9,664	344,715
Monster Beverage Corp.†	9,040	882,033
PepsiCo, Inc.	13,644	2,133,785

		4,622,834

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class A	3,573	236,533
Brown-Forman Corp., Class B	4,466	313,602

		550,135

Brewery - 0.2%

Boston Beer Co., Inc., Class A†	792	451,607
Constellation Brands, Inc., Class A	1,088	229,720
Molson Coors Beverage Co., Class B	16,217	770,794

		1,452,121

Broadcast Services/Program - 0.4%

Discovery, Inc., Class C†	20,405	562,974
Fox Corp., Class A	20,639	772,724
Fox Corp., Class B	18,427	638,127
Liberty Media Corp. - Liberty Formula One, Series A†	6,950	317,546
Liberty Media Corp. - Liberty Formula One, Series C†	7,663	387,288

		2,678,659

Building & Construction Products-Misc. - 0.3%

Fortune Brands Home & Security, Inc.	1,996	194,350
Louisiana-Pacific Corp.	5,622	356,660
Owens Corning	7,543	720,734
Trex Co., Inc.†	8,582	941,960

		2,213,704

Building & Construction-Misc. - 0.1%

Frontdoor, Inc.†	16,701	728,498

Building Products-Air & Heating - 0.4%

Carrier Global Corp.	14,232	819,763
Johnson Controls International PLC	15,255	1,141,074
Lennox International, Inc.	2,316	776,277

		2,737,114

Building Products-Cement - 0.2%

Eagle Materials, Inc.	1,531	240,122
Martin Marietta Materials, Inc.	879	335,119
MDU Resources Group, Inc.	15,287	491,783
Vulcan Materials Co.	1,198	222,744

		1,289,768

Building Products-Wood - 0.1%

Masco Corp.	11,900	722,568

Building-Heavy Construction - 0.1%

MasTec, Inc.†	5,884	538,033

Building-Maintenance & Services - 0.2%

Rollins, Inc.	22,823	888,271
Terminix Global Holdings, Inc.†	6,205	258,314

		1,146,585

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	3,557	403,470

Building-Residential/Commercial - 0.4%

D.R. Horton, Inc.	3,812	364,503
Lennar Corp., Class A	6,744	723,699
Lennar Corp., Class B	5,953	521,007
NVR, Inc.†	32	165,758
PulteGroup, Inc.	7,717	415,638
Toll Brothers, Inc.	11,791	755,331

		2,945,936

Cable/Satellite TV - 0.9%

Cable One, Inc.	138	289,743
Charter Communications, Inc., Class A†	1,637	1,336,873
Comcast Corp., Class A	50,371	3,056,512
Liberty Broadband Corp., Class A†	2,244	416,868
Liberty Broadband Corp., Class C†	2,464	471,413
Sirius XM Holdings, Inc.#	95,215	596,998

		6,168,407

Casino Hotels - 0.1%

Boyd Gaming Corp.†	7,007	430,020
MGM Resorts International	5,141	219,109

		649,129

Cellular Telecom - 0.1%

T-Mobile US, Inc.†	4,274	585,623

Chemicals-Diversified - 0.6%

Celanese Corp.	2,610	413,946
Dow, Inc.	11,749	739,012
DuPont de Nemours, Inc.	12,079	894,088
Eastman Chemical Co.	5,316	601,558
FMC Corp.	1,603	150,089
LyondellBasell Industries NV, Class A	2,294	230,203
Olin Corp.	7,094	353,565
PPG Industries, Inc.	3,215	512,953
Westlake Chemical Corp.	5,320	464,702

		4,360,116

Chemicals-Specialty - 0.4%

Albemarle Corp.	2,039	482,713
Chemours Co.	15,373	515,149
Ecolab, Inc.	1,578	355,618
Element Solutions, Inc.	21,697	493,173
International Flavors & Fragrances, Inc.	1,246	188,769
NewMarket Corp.	726	253,904
Valvoline, Inc.	12,903	389,154

		2,678,480

Coatings/Paint - 0.3%

Axalta Coating Systems, Ltd.†	9,228	281,823
RPM International, Inc.	6,328	520,731
Sherwin-Williams Co.	4,982	1,512,884

		2,315,438

Commercial Services - 0.3%

Cintas Corp.	1,542	610,277
CoStar Group, Inc.†	1,920	162,701
GXO Logistics, Inc.†	2,930	239,645

Nielsen Holdings PLC	12,343	264,881
Quanta Services, Inc.	10,811	1,103,803

		2,381,307

Commercial Services-Finance - 1.7%

Automatic Data Processing, Inc.	3,013	629,838
Equifax, Inc.	1,024	278,794
Euronet Worldwide, Inc.†	1,267	168,802
FleetCor Technologies, Inc.†	1,809	476,274
Global Payments, Inc.	3,619	588,594
H&R Block, Inc.	44,770	1,148,350
IHS Markit, Ltd.	3,539	426,803
MarketAxess Holdings, Inc.	1,190	566,345
Moody’s Corp.	3,663	1,394,761
Morningstar, Inc.	2,370	635,136
PayPal Holdings, Inc.†	11,076	3,197,198
S&P Global, Inc.	3,886	1,724,685
Square, Inc., Class A†	3,515	942,266
TransUnion	1,580	192,017

		12,369,863

Communications Software - 0.2%

RingCentral, Inc., Class A†	1,914	482,826
Zoom Video Communications, Inc., Class A†	2,623	759,358

		1,242,184

Computer Aided Design - 0.6%

ANSYS, Inc.†	671	245,157
Aspen Technology, Inc.†	3,741	484,460
Autodesk, Inc.†	3,547	1,099,889
Cadence Design Systems, Inc.†	8,207	1,341,680
Synopsys, Inc.†	2,583	858,176

		4,029,362

Computer Data Security - 0.3%

Crowdstrike Holdings, Inc., Class A†	2,301	646,581
Fortinet, Inc.†	3,570	1,125,050
McAfee Corp., Class A	19,092	507,083
Zscaler, Inc.†	744	207,085

		2,485,799

Computer Services - 1.7%

Accenture PLC, Class A	10,511	3,537,582
Amdocs, Ltd.	16,280	1,254,049
CACI International, Inc., Class A†	2,604	670,634
Cognizant Technology Solutions Corp., Class A	17,885	1,364,804
DXC Technology Co.†	23,239	853,336
EPAM Systems, Inc.†	1,548	979,590
Genpact, Ltd.	19,906	1,032,723
International Business Machines Corp.	14,664	2,057,946
Leidos Holdings, Inc.	3,080	302,179
Science Applications International Corp.	5,245	441,786

		12,494,629

Computer Software - 0.8%

Akamai Technologies, Inc.†	4,818	545,639
Citrix Systems, Inc.	6,366	654,871
Cloudflare, Inc., Class A†	4,181	504,814
Datadog, Inc., Class A†	2,095	288,691
Dropbox, Inc., Class A†	30,409	964,269
MongoDB, Inc.†	1,076	421,609
Nutanix, Inc., Class A†	17,308	638,838
Teradata Corp.†	25,032	1,369,000
Twilio, Inc., Class A†	617	220,244

		5,607,975

Computers - 5.0%

Apple, Inc.	224,540	34,091,908
Dell Technologies, Inc., Class C†	8,527	831,042
Hewlett Packard Enterprise Co.	42,828	662,121
HP, Inc.	25,149	747,931

		36,333,002

Computers-Integrated Systems - 0.1%

NCR Corp.†	8,595	365,116

Computers-Memory Devices - 0.2%

NetApp, Inc.	8,897	791,210
Pure Storage, Inc., Class A†	16,385	423,225

		1,214,435

Consulting Services - 0.3%

Booz Allen Hamilton Holding Corp.	4,215	345,251
Gartner, Inc.†	4,004	1,236,195
Verisk Analytics, Inc.	1,521	306,877

		1,888,323

Consumer Products-Misc. - 0.4%

Clorox Co.	6,027	1,012,837
Kimberly-Clark Corp.	7,024	967,977
Reynolds Consumer Products, Inc.	7,431	210,149
Spectrum Brands Holdings, Inc.	9,848	768,735

		2,959,698

Containers-Metal/Glass - 0.2%

Ardagh Group SA	10,044	263,856
Ball Corp.	2,924	280,587
Crown Holdings, Inc.	2,710	297,531
Silgan Holdings, Inc.	9,501	403,127

		1,245,101

Containers-Paper/Plastic - 0.4%

Amcor PLC	15,603	200,498
AptarGroup, Inc.	1,807	243,584
Berry Global Group, Inc.†	12,453	836,468
Graphic Packaging Holding Co.	9,181	188,394
Packaging Corp. of America	2,188	331,920
Sealed Air Corp.	4,345	265,175
Sonoco Products Co.	4,900	319,970
Westrock Co.	16,399	853,404

		3,239,413

Cosmetics & Toiletries - 1.0%

Colgate-Palmolive Co.	16,341	1,273,781
Estee Lauder Cos., Inc., Class A	5,224	1,778,719
Procter & Gamble Co.	30,261	4,308,864

		7,361,364

Data Processing/Management - 0.8%

Broadridge Financial Solutions, Inc.	2,260	389,217
DocuSign, Inc.†	4,551	1,348,188
Fair Isaac Corp.†	1,588	730,067

Fidelity National Information Services, Inc.	8,517	1,088,217
Fiserv, Inc.†	8,901	1,048,449
Jack Henry & Associates, Inc.	3,021	532,844
Paychex, Inc.	3,559	407,399

		5,544,381

Decision Support Software - 0.0%

MSCI, Inc.	434	275,408

Dental Supplies & Equipment - 0.0%

DENTSPLY SIRONA, Inc.	2,363	145,797

Diagnostic Equipment - 0.9%

10X Genomics, Inc., Class A†	1,749	307,684
Danaher Corp.	6,196	2,008,496
PerkinElmer, Inc.	5,114	945,067
Thermo Fisher Scientific, Inc.	5,200	2,885,740

		6,146,987

Diagnostic Kits - 0.5%

IDEXX Laboratories, Inc.†	3,152	2,123,692
QIAGEN NV†#	8,738	487,755
Quidel Corp.†	8,080	1,041,916

		3,653,363

Dialysis Centers - 0.1%

DaVita, Inc.†	4,206	550,019

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	881	175,627
Teleflex, Inc.	562	222,249

		397,876

Distribution/Wholesale - 1.0%

Copart, Inc.†	1,828	263,817
Fastenal Co.	21,258	1,187,259
IAA, Inc.†	3,091	164,194
Leslie’s, Inc.†	36,082	870,298
LKQ Corp.†	21,009	1,106,964
Pool Corp.	3,167	1,565,448
Univar Solutions, Inc.†	13,870	327,471
Watsco, Inc.	3,078	856,977
WW Grainger, Inc.	2,727	1,182,700

		7,525,128

Diversified Banking Institutions - 2.0%

Bank of America Corp.	79,934	3,337,244
Citigroup, Inc.	23,956	1,722,676
JPMorgan Chase & Co.	41,744	6,676,953
Morgan Stanley	22,478	2,347,378

		14,084,251

Diversified Manufacturing Operations - 1.0%

3M Co.	7,471	1,454,903
A.O. Smith Corp.	7,074	514,421
Carlisle Cos., Inc.	2,191	461,731
Eaton Corp. PLC	5,182	872,442
General Electric Co.	7,467	787,097
Illinois Tool Works, Inc.	3,411	794,285
ITT, Inc.	4,475	428,123
Parker-Hannifin Corp.	2,018	598,680
Textron, Inc.	7,878	572,494
Trane Technologies PLC	3,591	712,814

		7,196,990

Drug Delivery Systems - 0.1%

Becton Dickinson & Co.	1,908	480,244
DexCom, Inc.†	431	228,180

		708,424

E-Commerce/Products - 3.4%

Amazon.com, Inc.†	6,114	21,220,410
eBay, Inc.	13,025	999,539
Etsy, Inc.†	5,590	1,208,893
Wayfair, Inc., Class A†#	3,746	1,051,689

		24,480,531

E-Commerce/Services - 0.3%

Booking Holdings, Inc.†	192	441,537
Expedia Group, Inc.†	1,582	228,599
Match Group, Inc.†	8,205	1,127,695
Uber Technologies, Inc.†	6,362	249,009

		2,046,840

E-Services/Consulting - 0.1%

CDW Corp.	3,138	629,514

Electric Products-Misc. - 0.2%

AMETEK, Inc.	3,018	410,357
Emerson Electric Co.	9,458	997,819
Littelfuse, Inc.	882	251,723

		1,659,899

Electric-Distribution - 0.1%

Consolidated Edison, Inc.	4,000	301,800
Sempra Energy	1,898	251,219

		553,019

Electric-Generation - 0.1%

Brookfield Renewable Corp., Class A	10,841	474,944

Electric-Integrated - 1.1%

AES Corp.	19,372	462,410
Alliant Energy Corp.	4,577	278,236
Ameren Corp.	3,279	287,634
American Electric Power Co., Inc.	3,684	329,976
Avangrid, Inc.#	4,071	222,480
CenterPoint Energy, Inc.	5,834	146,375
CMS Energy Corp.	4,381	280,953
Dominion Energy, Inc.	4,657	362,501
DTE Energy Co.	2,362	284,243
Duke Energy Corp.	6,415	671,394
Edison International	3,356	194,111
Entergy Corp.	2,252	249,094
Evergy, Inc.	3,477	238,001
Eversource Energy	3,103	281,535
Exelon Corp.	9,626	471,866
FirstEnergy Corp.	3,857	149,922
Hawaiian Electric Industries, Inc.	4,422	192,799
IDACORP, Inc.	2,125	223,869
NextEra Energy, Inc.	10,196	856,362
OGE Energy Corp.	4,771	168,941
Pinnacle West Capital Corp.	2,643	203,247
PPL Corp.	7,185	210,880
Public Service Enterprise Group, Inc.	3,843	245,721

Southern Co.	9,840	646,783
WEC Energy Group, Inc.	3,111	293,927
Xcel Energy, Inc.	4,382	301,262

		8,254,522

Electronic Components-Misc. - 0.3%

Garmin, Ltd.	5,255	916,630
Hubbell, Inc.	1,522	313,699
Jabil, Inc.	2,549	157,477
nVent Electric PLC	7,973	273,952
Sensata Technologies Holding PLC†	4,742	280,632

		1,942,390

Electronic Components-Semiconductors - 3.1%

Advanced Micro Devices, Inc.†	14,808	1,639,542
Broadcom, Inc.	5,497	2,733,163
Intel Corp.	70,198	3,794,904
Marvell Technology, Inc.	4,841	296,221
Microchip Technology, Inc.	3,003	472,552
Micron Technology, Inc.†	9,335	687,989
Monolithic Power Systems, Inc.	956	473,153
NVIDIA Corp.	33,488	7,496,289
ON Semiconductor Corp.†	18,197	807,219
Qorvo, Inc.†	3,734	702,104
Skyworks Solutions, Inc.	3,097	568,176
Texas Instruments, Inc.	12,446	2,376,066
Xilinx, Inc.	3,665	570,237

		22,617,615

Electronic Connectors - 0.1%

Amphenol Corp., Class A	4,845	371,272

Electronic Forms - 0.6%

Adobe, Inc.†	6,332	4,202,548

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	5,655	992,283
Fortive Corp.	3,978	293,855
Keysight Technologies, Inc.†	5,029	902,102
National Instruments Corp.	18,271	764,093
Trimble, Inc.†	4,758	448,299
Vontier Corp.	4,727	171,921

		3,572,553

Electronic Parts Distribution - 0.4%

Arrow Electronics, Inc.†	9,263	1,122,861
Avnet, Inc.	11,855	479,653
SYNNEX Corp.	7,673	975,008

		2,577,522

Electronic Security Devices - 0.1%

Allegion PLC	3,598	518,076

Energy-Alternate Sources - 0.1%

Enphase Energy, Inc.†	2,303	400,100
First Solar, Inc.†	2,372	222,968

		623,068

Engineering/R&D Services - 0.1%

AECOM†	9,739	638,489
Jacobs Engineering Group, Inc.	2,696	363,852

		1,002,341

Enterprise Software/Service - 1.8%

Atlassian Corp. PLC, Class A†	3,831	1,406,207
Black Knight, Inc.†	5,816	440,097
Guidewire Software, Inc.†	2,103	249,121
HubSpot, Inc.†	1,371	938,408
Manhattan Associates, Inc.†	6,914	1,126,913
New Relic, Inc.†	4,569	365,383
Oracle Corp.	31,001	2,763,119
Pegasystems, Inc.	4,890	673,011
salesforce.com, Inc.†	8,157	2,163,807
SS&C Technologies Holdings, Inc.	12,937	978,814
Tyler Technologies, Inc.†	624	303,077
Veeva Systems, Inc., Class A†	2,079	690,186
Workday, Inc., Class A†	2,185	596,855

		12,694,998

Entertainment Software - 0.4%

Activision Blizzard, Inc.	8,731	719,173
Electronic Arts, Inc.	4,681	679,728
Playtika Holding Corp.†	37,995	1,002,688
Take-Two Interactive Software, Inc.†	2,383	384,187
Zynga, Inc., Class A†	18,894	167,212

		2,952,988

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	8,896	602,704

Finance-Auto Loans - 0.2%

Ally Financial, Inc.	15,569	823,600
Credit Acceptance Corp.†	376	217,960
Santander Consumer USA Holdings, Inc.	16,372	683,203

		1,724,763

Finance-Consumer Loans - 0.3%

OneMain Holdings, Inc.	14,182	820,145
Synchrony Financial	13,459	669,585
Upstart Holdings, Inc.†	1,380	316,186

		1,805,916

Finance-Credit Card - 1.3%

Alliance Data Systems Corp.	12,434	1,219,900
American Express Co.	2,881	478,131
Capital One Financial Corp.	6,634	1,101,045
Discover Financial Services	3,902	500,314
Mastercard, Inc., Class A	8,565	2,965,460
Visa, Inc., Class A	13,833	3,169,140

		9,433,990

Finance-Investment Banker/Broker - 0.6%

Charles Schwab Corp.	13,701	998,118
Evercore, Inc., Class A	4,663	651,141
Interactive Brokers Group, Inc., Class A	3,160	204,262
Jefferies Financial Group, Inc.	30,687	1,134,192
Lazard, Ltd., Class A	12,212	578,849
Tradeweb Markets, Inc., Class A	3,352	291,658
Virtu Financial, Inc., Class A	27,009	661,180

		4,519,400

Finance-Mortgage Loan/Banker - 0.1%

Rocket Cos., Inc., Class A	24,219	420,200

Finance-Other Services - 0.3%

Cboe Global Markets, Inc.	1,639	206,760
CME Group, Inc.	2,327	469,403

Intercontinental Exchange, Inc.	3,519	420,626
Nasdaq, Inc.	1,777	347,901
SEI Investments Co.	7,031	441,617

		1,886,307

Financial Guarantee Insurance - 0.0%

Assured Guaranty, Ltd.	3,132	156,161
MGIC Investment Corp.	11,437	174,643

		330,804

Food-Baking - 0.1%

Flowers Foods, Inc.	36,954	891,700

Food-Confectionery - 0.3%

Hershey Co.	5,216	926,883
J.M. Smucker Co.	6,254	773,432
Mondelez International, Inc., Class A	7,577	470,305

		2,170,620

Food-Flour & Grain - 0.0%

Seaboard Corp.	44	187,202

Food-Meat Products - 0.2%

Hormel Foods Corp.	6,242	284,261
Tyson Foods, Inc., Class A	12,904	1,013,222

		1,297,483

Food-Misc./Diversified - 0.6%

Campbell Soup Co.	5,454	227,595
Conagra Brands, Inc.	18,533	613,813
General Mills, Inc.	7,709	445,657
Hain Celestial Group, Inc.†	11,060	413,755
Ingredion, Inc.	7,846	689,350
Kellogg Co.	4,766	300,925
Kraft Heinz Co.	23,340	840,007
McCormick & Co., Inc.	3,526	304,258
Post Holdings, Inc.†	5,621	629,046

		4,464,406

Food-Retail - 0.6%

Albertsons Cos., Inc., Class A	49,755	1,510,562
Grocery Outlet Holding Corp.†	9,442	245,775
Kroger Co.	52,450	2,414,274

		4,170,611

Food-Wholesale/Distribution - 0.1%

Sysco Corp.	5,966	475,192
US Foods Holding Corp.†	8,525	289,850

		765,042

Footwear & Related Apparel - 0.0%

Skechers U.S.A., Inc., Class A†	6,356	320,533

Funeral Services & Related Items - 0.1%

Service Corp. International	15,605	979,370

Garden Products - 0.1%

Scotts Miracle-Gro Co.	2,735	428,930

Gas-Distribution - 0.2%

Atmos Energy Corp.	2,375	231,586
National Fuel Gas Co.	3,650	189,107
NiSource, Inc.	8,506	209,673
UGI Corp.	18,245	844,926

		1,475,292

Gold Mining - 0.0%

Newmont Corp.	5,352	310,362

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	4,011	279,166

Healthcare Safety Devices - 0.0%

Tandem Diabetes Care, Inc.†	2,347	263,263

Home Decoration Products - 0.1%

Newell Brands, Inc.	15,736	399,852

Home Furnishings - 0.1%

Tempur Sealy International, Inc.	23,820	1,064,754

Hotels/Motels - 0.1%

Choice Hotels International, Inc.	1,223	145,977
Hilton Worldwide Holdings, Inc.†	2,440	304,658
Travel + Leisure Co.	4,408	241,382
Wyndham Hotels & Resorts, Inc.	2,438	177,243

		869,260

Human Resources - 0.2%

ManpowerGroup, Inc.	4,600	558,532
Robert Half International, Inc.	11,142	1,152,083

		1,710,615

Independent Power Producers - 0.2%

NRG Energy, Inc.	20,043	915,364
Vistra Corp.	34,591	660,342

		1,575,706

Industrial Automated/Robotic - 0.2%

Cognex Corp.	4,077	361,304
Colfax Corp.†	5,939	286,081
Rockwell Automation, Inc.	2,057	669,451

		1,316,836

Industrial Gases - 0.0%

Air Products & Chemicals, Inc.	1,015	273,553

Instruments-Controls - 0.3%

Honeywell International, Inc.	5,292	1,227,268
Mettler-Toledo International, Inc.†	796	1,236,052

		2,463,320

Instruments-Scientific - 0.2%

Waters Corp.†	2,674	1,107,089

Insurance Brokers - 0.5%

Aon PLC, Class A	4,551	1,305,500
Arthur J. Gallagher & Co.	4,359	626,040
Brown & Brown, Inc.	5,466	317,301
Marsh & McLennan Cos., Inc.	6,495	1,021,014

		3,269,855

Insurance-Life/Health - 0.4%

Aflac, Inc.	9,153	518,792
Athene Holding, Ltd., Class A†	5,576	373,425
Equitable Holdings, Inc.	5,965	184,975
Primerica, Inc.	1,666	254,798
Principal Financial Group, Inc.	4,995	333,716
Prudential Financial, Inc.	3,249	344,004
Unum Group	11,560	307,727

Voya Financial, Inc.	3,577	232,433

		2,549,870

Insurance-Multi-line - 0.5%

Allstate Corp.	8,118	1,098,203
American Financial Group, Inc.	2,300	317,262
Chubb, Ltd.	3,780	695,217
Cincinnati Financial Corp.	2,593	319,976
Hartford Financial Services Group, Inc.	3,337	224,313
Kemper Corp.	3,223	221,098
Loews Corp.	3,841	214,597
MetLife, Inc.	12,699	787,338

		3,878,004

Insurance-Property/Casualty - 1.8%

Arch Capital Group, Ltd.†	4,295	176,525
Assurant, Inc.	1,489	253,294
Berkshire Hathaway, Inc., Class B†	27,634	7,896,968
Erie Indemnity Co., Class A	2,823	499,925
Fidelity National Financial, Inc.	6,182	301,867
First American Financial Corp.	4,646	327,682
Hanover Insurance Group, Inc.	1,845	260,717
Markel Corp.†	155	196,889
Mercury General Corp.	9,595	572,918
Old Republic International Corp.	14,155	368,030
Progressive Corp.	11,365	1,094,904
Travelers Cos., Inc.	3,861	616,640
White Mountains Insurance Group, Ltd.	196	219,679
WR Berkley Corp.	1,924	144,896

		12,930,934

Insurance-Reinsurance - 0.0%

RenaissanceRe Holdings, Ltd.	1,634	256,097

Internet Application Software - 0.1%

Anaplan, Inc.†	8,989	539,160
Zendesk, Inc.†	4,221	521,716

		1,060,876

Internet Content-Entertainment - 2.4%

Facebook, Inc., Class A†	34,799	13,202,045
Netflix, Inc.†	3,410	1,940,938
Pinterest, Inc., Class A†	11,825	657,115
Roku, Inc.†	2,254	794,310
Spotify Technology SA†	1,251	293,159
Twitter, Inc.†	8,375	540,187

		17,427,754

Internet Content-Information/News - 0.0%

IAC/InterActiveCorp†	1,087	143,538

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	3,242	659,974

Internet Security - 0.2%

NortonLifeLock, Inc.	16,224	430,909
Palo Alto Networks, Inc.†	1,862	858,457
Proofpoint, Inc.†	1,923	338,448

		1,627,814

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.	1,593	270,985
Ameriprise Financial, Inc.	2,740	747,773
Apollo Global Management, Inc.#	2,896	173,123
BlackRock, Inc.	1,608	1,516,810
Franklin Resources, Inc.	4,446	144,228
Invesco, Ltd.	25,528	646,369
Janus Henderson Group PLC	3,641	157,874
LPL Financial Holdings, Inc.	6,009	888,431
Raymond James Financial, Inc.	2,601	363,880
Stifel Financial Corp.	3,685	254,633
T. Rowe Price Group, Inc.	5,726	1,281,880

		6,445,986

Lighting Products & Systems - 0.1%

Acuity Brands, Inc.	4,700	867,291

Machine Tools & Related Products - 0.1%

Lincoln Electric Holdings, Inc.	4,553	635,644

Machinery-Construction & Mining - 0.2%

Caterpillar, Inc.	4,878	1,028,624
Oshkosh Corp.	5,653	647,721

		1,676,345

Machinery-Electrical - 0.2%

Regal Beloit Corp.	5,458	815,534
Vertiv Holdings Co.	19,912	560,921

		1,376,455

Machinery-Farming - 0.4%

AGCO Corp.	5,632	775,076
Deere & Co.	3,821	1,444,452
Toro Co.	8,751	962,085

		3,181,613

Machinery-General Industrial - 0.4%

Gates Industrial Corp. PLC†	30,664	502,276
IDEX Corp.	1,443	323,232
Middleby Corp.†	1,979	362,038
Nordson Corp.	1,533	365,774
Otis Worldwide Corp.	7,320	675,050
Westinghouse Air Brake Technologies Corp.	5,002	449,130

		2,677,500

Machinery-Pumps - 0.3%

Curtiss-Wright Corp.	1,760	214,333
Dover Corp.	3,321	579,049
Graco, Inc.	9,552	749,068
Ingersoll Rand, Inc.†	7,675	406,928
Xylem, Inc.	4,018	547,694

		2,497,072

Medical Information Systems - 0.2%

Cerner Corp.	13,562	1,035,459
Signify Health, Inc., Class A†	5,639	146,557

		1,182,016

Medical Instruments - 0.5%

Bio-Techne Corp.	736	367,367
Boston Scientific Corp.†	6,851	309,323
Bruker Corp.	3,378	298,311
Edwards Lifesciences Corp.†	11,171	1,309,018
Intuitive Surgical, Inc.†	467	492,012

Medtronic PLC	8,189	1,093,068

		3,869,099

Medical Labs & Testing Services - 0.6%

Catalent, Inc.†	1,611	210,139
Charles River Laboratories International, Inc.†	1,552	688,871
IQVIA Holdings, Inc.†	2,005	520,759
Laboratory Corp. of America Holdings†	3,942	1,195,924
PPD, Inc.†	6,536	302,682
Quest Diagnostics, Inc.	6,548	1,000,731
Syneos Health, Inc.†	7,457	691,860

		4,610,966

Medical Products - 1.5%

Abbott Laboratories	18,389	2,323,818
ABIOMED, Inc.†	2,701	983,056
Align Technology, Inc.†	1,237	877,033
Baxter International, Inc.	4,167	317,609
Cooper Cos., Inc.	683	307,835
Envista Holdings Corp.†	6,689	286,222
Globus Medical, Inc., Class A†	3,891	317,506
Henry Schein, Inc.†	10,640	804,278
Hill-Rom Holdings, Inc.	2,104	306,300
Hologic, Inc.†	12,848	1,016,919
Masimo Corp.†	2,661	722,568
Novocure, Ltd.†	3,311	444,369
Penumbra, Inc.†	2,216	609,289
STERIS PLC	1,380	296,714
Stryker Corp.	1,603	444,191
West Pharmaceutical Services, Inc.	1,764	796,658
Zimmer Biomet Holdings, Inc.	1,167	175,575

		11,029,940

Medical-Biomedical/Gene - 1.6%

Amgen, Inc.	6,919	1,560,442
Bio-Rad Laboratories, Inc., Class A†	509	409,653
Biogen, Inc.†	4,568	1,548,141
Certara, Inc.†	5,574	187,119
Exelixis, Inc.†	17,733	339,942
Gilead Sciences, Inc.	18,145	1,320,593
Illumina, Inc.†	998	456,246
Incyte Corp.†	10,830	828,387
Maravai LifeSciences Holdings, Inc., Class A†	2,956	174,936
Moderna, Inc.†	3,608	1,359,098
Regeneron Pharmaceuticals, Inc.†	754	507,744
Sage Therapeutics, Inc.†	12,031	555,952
Seagen, Inc.†	4,050	678,780
United Therapeutics Corp.†	4,221	907,008
Vertex Pharmaceuticals, Inc.†	5,098	1,021,078

		11,855,119

Medical-Drugs - 2.8%

AbbVie, Inc.	25,205	3,044,260
Bristol-Myers Squibb Co.	30,906	2,066,375
Eli Lilly & Co.	10,730	2,771,452
Jazz Pharmaceuticals PLC†	5,177	681,863
Johnson & Johnson	36,578	6,332,749
Merck & Co., Inc.	23,698	1,807,920
Pfizer, Inc.	48,170	2,219,192
Zoetis, Inc.	5,367	1,097,873

		20,021,684

Medical-Generic Drugs - 0.2%

Perrigo Co. PLC	10,368	424,570
Viatris, Inc.	77,967	1,140,657

		1,565,227

Medical-HMO - 1.5%

Anthem, Inc.	4,457	1,671,954
Centene Corp.†	17,247	1,086,216
Humana, Inc.	3,116	1,263,289
Molina Healthcare, Inc.†	2,481	666,818
UnitedHealth Group, Inc.	14,162	5,895,216

		10,583,493

Medical-Hospitals - 0.3%

Acadia Healthcare Co., Inc.†	7,659	506,413
HCA Healthcare, Inc.	3,118	788,791
Universal Health Services, Inc., Class B	4,968	773,816

		2,069,020

Medical-Outpatient/Home Medical - 0.2%

Amedisys, Inc.†	2,951	541,361
Chemed Corp.	1,548	737,932

		1,279,293

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	3,098	378,606
Cardinal Health, Inc.	9,632	505,584
McKesson Corp.	2,856	583,024
Premier, Inc., Class A	5,730	213,041

		1,680,255

Metal Processors & Fabrication - 0.1%

Timken Co.	8,892	653,918

Metal-Aluminum - 0.1%

Alcoa Corp.†	8,157	361,926

Metal-Copper - 0.1%

Freeport-McMoRan, Inc.	18,066	657,422
Southern Copper Corp.	6,122	383,176

		1,040,598

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	14,710	581,486

Multimedia - 0.6%

FactSet Research Systems, Inc.	2,200	836,484
ViacomCBS, Inc., Class A	17,277	794,397
Walt Disney Co.†	14,234	2,580,624

		4,211,505

Networking Products - 0.5%
Arista Networks, Inc.†	765	282,691
Cisco Systems, Inc.	51,164	3,019,699

		3,302,390

Non-Hazardous Waste Disposal - 0.2%
Republic Services, Inc.	3,350	415,835
Waste Management, Inc.	4,296	666,353

		1,082,188

Office Automation & Equipment - 0.2%

Xerox Holdings Corp.	19,780	445,248
Zebra Technologies Corp., Class A†	1,882	1,105,054

		1,550,302

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	2,456	553,558

Oil Companies-Exploration & Production - 0.2%

APA Corp.	10,081	196,378
Cimarex Energy Co.	5,259	337,733
ConocoPhillips	2,602	144,489
Continental Resources, Inc.	5,273	207,123
Devon Energy Corp.	4,936	145,859
EQT Corp.†	12,333	226,064
Marathon Oil Corp.	22,003	258,535
Pioneer Natural Resources Co.	1,267	189,632

		1,705,813

Oil Companies-Integrated - 0.4%

Chevron Corp.	10,728	1,038,149
Exxon Mobil Corp.	30,052	1,638,435

		2,676,584

Oil Field Machinery & Equipment - 0.1%

NOV, Inc.†	70,309	925,970

Oil Refining & Marketing - 0.0%

Marathon Petroleum Corp.	3,557	210,823

Oil-Field Services - 0.1%

Baker Hughes Co.	6,827	155,519
Halliburton Co.	20,193	403,456

		558,975

Paper & Related Products - 0.1%

International Paper Co.	14,344	861,931

Pastoral & Agricultural - 0.0%

Darling Ingredients, Inc.†	4,640	345,680

Patient Monitoring Equipment - 0.0%

Insulet Corp.†	598	178,090

Pharmacy Services - 0.5%

Cigna Corp.	5,635	1,192,648
CVS Health Corp.	24,055	2,078,111

		3,270,759

Physical Therapy/Rehabilitation Centers - 0.0%

Encompass Health Corp.	2,379	186,633

Pipelines - 0.3%

Antero Midstream Corp.	37,908	364,296
Cheniere Energy, Inc.†	5,863	512,778
Kinder Morgan, Inc.	15,204	247,369
Targa Resources Corp.	21,938	963,517
Williams Cos., Inc.	11,241	277,540

		2,365,500

Poultry - 0.1%

Pilgrim’s Pride Corp.†	23,083	642,631

Power Converter/Supply Equipment - 0.1%

Generac Holdings, Inc.†	1,242	542,729

Private Equity - 0.4%

Ares Management Corp., Class A	5,031	388,292
Blackstone, Inc., Class A	9,553	1,201,099
Carlyle Group, Inc.	3,587	177,126
KKR & Co., Inc., Class A	12,296	790,510

		2,557,027

Professional Sports - 0.0%

Madison Square Garden Sports Corp.†	1,303	235,556

Protection/Safety - 0.0%

ADT, Inc.	31,662	271,027

Publishing-Newspapers - 0.3%

New York Times Co., Class A	13,148	667,656
News Corp., Class A	25,911	582,220
News Corp., Class B	27,148	598,070

		1,847,946

Racetracks - 0.0%

Penn National Gaming, Inc.†	1,855	150,440

Radio - 0.2%

Liberty Media Corp. - Liberty SiriusXM, Series A†	15,012	743,094
Liberty Media Corp. - Liberty SiriusXM, Series C†	15,662	772,920

		1,516,014

Real Estate Investment Trusts - 1.7%

AGNC Investment Corp.	37,905	618,231
Alexandria Real Estate Equities, Inc.	1,373	283,346
American Homes 4 Rent, Class A	5,902	247,530
American Tower Corp.	1,591	464,842
Americold Realty Trust	4,104	150,781
Annaly Capital Management, Inc.	52,947	460,109
AvalonBay Communities, Inc.	790	181,368
Brixmor Property Group, Inc.	8,790	206,125
Camden Property Trust	2,323	348,543
CoreSite Realty Corp.	1,676	248,668
Cousins Properties, Inc.	3,840	148,070
Crown Castle International Corp.	1,862	362,513
CubeSmart	9,633	515,365
CyrusOne, Inc.	2,323	178,825
Digital Realty Trust, Inc.	2,977	487,960
Duke Realty Corp.	4,731	248,425
Equinix, Inc.	431	363,527
Equity Residential	1,873	157,463
Essex Property Trust, Inc.	479	158,424
Extra Space Storage, Inc.	3,066	573,066
First Industrial Realty Trust, Inc.	3,633	203,412
Gaming and Leisure Properties, Inc.	4,746	233,978
Hudson Pacific Properties, Inc.	7,054	186,085
Invitation Homes, Inc.	4,825	198,694
Iron Mountain, Inc.	7,228	345,137
Kilroy Realty Corp.	4,058	266,408
Lamar Advertising Co., Class A	1,391	158,338
Life Storage, Inc.	4,206	523,395
Mid-America Apartment Communities, Inc.	1,727	332,223
Prologis, Inc.	3,007	404,923
Public Storage	2,242	725,534
Rayonier, Inc.	4,068	149,621
Realty Income Corp.	2,345	169,356
SBA Communications Corp.	719	258,099

SL Green Realty Corp.	5,754	403,240
Starwood Property Trust, Inc.	6,258	161,456
STORE Capital Corp.	4,095	147,707
Sun Communities, Inc.	941	189,602
UDR, Inc.	3,055	165,031
VICI Properties, Inc.#	9,731	300,785
Weyerhaeuser Co.	13,179	474,444
WP Carey, Inc.	1,919	149,912

		12,550,561

Real Estate Management/Services - 0.3%

CBRE Group, Inc., Class A†	9,202	886,153
Jones Lang LaSalle, Inc.†	6,054	1,467,671

		2,353,824

Real Estate Operations & Development - 0.0%

Howard Hughes Corp.†	2,918	264,167

Recreational Vehicles - 0.1%

Brunswick Corp.	4,863	471,079
Polaris, Inc.	4,699	562,752

		1,033,831

Rental Auto/Equipment - 0.2%

AMERCO	843	557,349
United Rentals, Inc.†	1,820	641,823

		1,199,172

Resorts/Theme Parks - 0.1%

Marriott Vacations Worldwide Corp.†	2,828	422,928
Vail Resorts, Inc.†	958	292,046

		714,974

Respiratory Products - 0.1%

ResMed, Inc.	3,400	987,802

Retail-Apparel/Shoe - 0.5%

Burlington Stores, Inc.†	1,088	325,845
Foot Locker, Inc.	14,575	826,257
Gap, Inc.	18,446	493,061
Lululemon Athletica, Inc.†	2,930	1,172,498
Ross Stores, Inc.	1,317	155,933
Victoria’s Secret & Co.†	4,389	290,991

		3,264,585

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	5,023	1,018,916
AutoZone, Inc.†	806	1,248,615
Genuine Parts Co.	8,049	983,507
O’Reilly Automotive, Inc.†	2,478	1,472,130

		4,723,168

Retail-Automobile - 0.3%

AutoNation, Inc.†	11,602	1,265,662
CarMax, Inc.†	1,165	145,870
Penske Automotive Group, Inc.	10,864	976,999

		2,388,531

Retail-Building Products - 1.1%

Home Depot, Inc.	15,903	5,187,241
Lowe’s Cos., Inc.	13,409	2,733,961

		7,921,202

Retail-Catalog Shopping - 0.3%

MSC Industrial Direct Co., Inc., Class A	11,954	1,006,646
Qurate Retail, Inc., Series A	88,265	973,563

		1,980,209

Retail-Consumer Electronics - 0.2%

Best Buy Co., Inc.	11,790	1,373,653

Retail-Convenience Store - 0.1%

Casey’s General Stores, Inc.	3,951	808,217

Retail-Discount - 1.5%

Costco Wholesale Corp.	4,925	2,243,288
Dollar General Corp.	4,797	1,069,299
Dollar Tree, Inc.†	7,817	707,751
Ollie’s Bargain Outlet Holdings, Inc.†#	4,259	308,267
Target Corp.	12,513	3,090,461
Walmart, Inc.	23,787	3,522,855

		10,941,921

Retail-Drug Store - 0.1%

Walgreens Boots Alliance, Inc.	13,747	697,660

Retail-Floor Coverings - 0.1%

Floor & Decor Holdings, Inc., Class A†	5,604	690,973

Retail-Gardening Products - 0.2%

Tractor Supply Co.	7,060	1,371,405

Retail-Home Furnishings - 0.1%

Williams-Sonoma, Inc.	5,638	1,052,615

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.†#	7,326	209,597
TJX Cos., Inc.	6,003	436,538

		646,135

Retail-Misc./Diversified - 0.2%

Bath & Body Works, Inc.	13,167	888,509
Five Below, Inc.†	2,130	453,285
GameStop Corp., Class A†	1,832	399,816

		1,741,610

Retail-Perfume & Cosmetics - 0.1%

Ulta Beauty, Inc.†	1,545	598,394

Retail-Pet Food & Supplies - 0.1%

Petco Health & Wellness Co., Inc.†	24,457	526,559

Retail-Regional Department Stores - 0.1%

Kohl’s Corp.	18,235	1,046,689

Retail-Restaurants - 0.9%

Chipotle Mexican Grill, Inc.†	192	365,439
Darden Restaurants, Inc.	1,737	261,679
Domino’s Pizza, Inc.	2,709	1,400,255
McDonald’s Corp.	5,758	1,367,295
Starbucks Corp.	9,582	1,125,789
Wendy’s Co.	19,038	438,255
Yum China Holdings, Inc.	10,069	619,848
Yum! Brands, Inc.	8,704	1,140,485

		6,719,045

Retail-Sporting Goods - 0.3%

Dick’s Sporting Goods, Inc.#	13,585	1,912,904

Savings & Loans/Thrifts - 0.1%

New York Community Bancorp, Inc.	17,008	212,940

TFS Financial Corp.	16,059	321,020

		533,960

Schools - 0.1%

Grand Canyon Education, Inc.†	5,949	530,294

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	7,257	1,182,541
Cirrus Logic, Inc.†	13,057	1,092,479
NXP Semiconductors NV	1,203	258,801
QUALCOMM, Inc.	16,553	2,428,160

		4,961,981

Semiconductor Equipment - 0.8%

Allegro MicroSystems, Inc.†	16,445	494,172
Applied Materials, Inc.	15,315	2,069,516
Entegris, Inc.	2,333	280,287
KLA Corp.	2,046	695,558
Lam Research Corp.	1,531	925,980
MKS Instruments, Inc.	3,100	456,258
Teradyne, Inc.	6,362	772,601

		5,694,372

Shipbuilding - 0.1%

Huntington Ingalls Industries, Inc.	2,996	611,693

Soap & Cleaning Preparation - 0.0%

Church & Dwight Co., Inc.	4,268	357,061

Software Tools - 0.1%

VMware, Inc., Class A†	5,511	820,423

Steel Pipe & Tube - 0.1%

Valmont Industries, Inc.	1,902	473,332

Steel-Producers - 0.3%

Cleveland-Cliffs, Inc.†	13,601	319,215
Nucor Corp.	4,198	493,517
Reliance Steel & Aluminum Co.	5,995	899,490
Steel Dynamics, Inc.	4,833	326,179
United States Steel Corp.	9,062	242,409

		2,280,810

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	8,199	468,409
Corning, Inc.	11,306	452,127

		920,536

Telecom Services - 0.0%

Switch, Inc., Class A	9,918	246,066

Telecommunication Equipment - 0.1%

CommScope Holding Co., Inc.†	12,597	199,033
Juniper Networks, Inc.	10,290	298,204

		497,237

Telephone-Integrated - 0.6%

AT&T, Inc.	68,028	1,865,328
Lumen Technologies, Inc.	38,482	473,328
Verizon Communications, Inc.	39,776	2,187,680

		4,526,336

Television - 0.1%

Nexstar Media Group, Inc., Class A	5,386	806,554
World Wrestling Entertainment, Inc., Class A#	5,282	275,245

		1,081,799

Textile-Home Furnishings - 0.1%

Mohawk Industries, Inc.†	2,923	578,052

Tobacco - 0.4%

Altria Group, Inc.	13,711	688,704
Philip Morris International, Inc.	21,945	2,260,335

		2,949,039

Tools-Hand Held - 0.2%

MSA Safety, Inc.	1,538	250,448
Snap-on, Inc.	2,547	572,947
Stanley Black & Decker, Inc.	1,984	383,448

		1,206,843

Toys - 0.2%

Hasbro, Inc.	2,396	235,551
Mattel, Inc.†	40,273	859,828

		1,095,379

Transport-Rail - 0.3%

CSX Corp.	13,194	429,201
Kansas City Southern	1,217	341,575
Norfolk Southern Corp.	2,681	679,741
Union Pacific Corp.	3,713	805,127

		2,255,644

Transport-Services - 0.8%

C.H. Robinson Worldwide, Inc.	8,948	805,857
Expeditors International of Washington, Inc.	4,830	602,011
FedEx Corp.	5,361	1,424,364
Ryder System, Inc.	18,697	1,486,224
United Parcel Service, Inc., Class B	6,371	1,246,359

		5,564,815

Transport-Truck - 0.4%

JB Hunt Transport Services, Inc.	1,756	311,515
Knight-Swift Transportation Holdings, Inc.	18,546	963,094
Landstar System, Inc.	5,872	986,672
Old Dominion Freight Line, Inc.	1,568	452,713
Schneider National, Inc., Class B	10,400	234,416
XPO Logistics, Inc.†	2,930	254,646

		3,203,056

Vitamins & Nutrition Products - 0.1%

Herbalife Nutrition, Ltd.†	18,002	924,223

Water - 0.1%

American Water Works Co., Inc.	1,828	333,153
Essential Utilities, Inc.	4,808	238,621

		571,774

Water Treatment Systems - 0.1%

Pentair PLC	6,924	534,256

Web Hosting/Design - 0.2%

GoDaddy, Inc., Class A†	4,961	363,691
VeriSign, Inc.†	4,961	1,072,866

		1,436,557

Web Portals/ISP - 3.4%

Alphabet, Inc., Class A†	4,356	12,606,046
Alphabet, Inc., Class C†	4,230	12,306,085

		24,912,131

Wireless Equipment - 0.2%

Motorola Solutions, Inc.	2,807	685,526
Ubiquiti, Inc.	3,051	992,673

		1,678,199

Total Common Stocks
(cost $533,469,015)		706,927,540

EXCHANGE-TRADED FUNDS - 1.7%

Vanguard Russell 1000 ETF (cost $12,428,078)	59,543	12,529,633

Total Long-Term Investment Securities
(cost $545,897,093)		719,457,173

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2) (cost $1,135,460)	1,135,460	1,135,460

TOTAL INVESTMENTS
(cost $547,032,553)	99.8%	720,592,633
Other assets less liabilities	0.2	1,641,019

NET ASSETS —	100.0%	$722,233,652

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2021.
(2)

At August 31, 2021, the Fund had loaned securities with a total value of $5,666,452. This was secured by collateral of $1,135,460, which was received in cash and subsequently invested in short-term investments currently valued at $1,135,460 as reported in the Portfolio of Investments. Additional collateral of $4,732,627 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$46,569
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	160,622
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	88,393
United States Treasury Bills	0.00%	09/14/2021 to 02/24/2022	114,523
United States Treasury Notes/Bonds	0.07% to 8.00%	09/15/2021 to 11/15/2050	4,322,520

ETF	- Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$706,927,540	$—	$—	$706,927,540
Exchange-Traded Funds	12,529,633	—	—	12,529,633
Short-Term Investment Securities	1,135,460	—	—	1,135,460

Total Investments at Value	$720,592,633	$—	$—	$720,592,633

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.0%
Advertising Agencies - 1.7%

Omnicom Group, Inc.	126,146	$9,236,410

Aerospace/Defense - 2.4%

General Dynamics Corp.	18,078	3,621,204
Raytheon Technologies Corp.	64,890	5,500,076
TransDigm Group, Inc.†	6,221	3,779,071

		12,900,351

Applications Software - 0.4%

Jamf Holding Corp.†	28,600	1,005,290
N-Able, Inc.†#	70,372	952,133

		1,957,423

Auto Repair Centers - 0.1%

Driven Brands Holdings, Inc.†	12,581	375,920

Auto-Cars/Light Trucks - 0.1%

Ford Motor Co.†	22,247	289,878

Auto/Truck Parts & Equipment-Original - 0.9%

BorgWarner, Inc.	67,284	2,871,681
Lear Corp.	10,943	1,750,224

		4,621,905

Banks-Fiduciary - 0.6%

Bank of New York Mellon Corp.	58,403	3,225,014

Banks-Super Regional - 0.8%

KeyCorp	206,812	4,202,420

Beverages-Non-alcoholic - 1.8%

Coca-Cola Co.	2,855	160,765
Keurig Dr Pepper, Inc.	88,205	3,146,272
Monster Beverage Corp.†	10,166	991,897
PepsiCo, Inc.	32,172	5,031,379

		9,330,313

Building & Construction-Misc. - 0.1%

Frontdoor, Inc.†	18,387	802,041

Building-Maintenance & Services - 0.1%

Rollins, Inc.	10,796	420,180

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.	4,754	539,246

Building-Residential/Commercial - 1.0%

D.R. Horton, Inc.	43,591	4,168,171
NVR, Inc.†	234	1,212,106

		5,380,277

Coatings/Paint - 0.4%

Axalta Coating Systems, Ltd.†	51,270	1,565,786
RPM International, Inc.	5,625	462,881

		2,028,667

Commercial Services-Finance - 2.7%

Equifax, Inc.	15,066	4,101,869
Global Payments, Inc.	21,171	3,443,252
S&P Global, Inc.	15,665	6,952,440

		14,497,561

Computer Data Security - 0.0%

McAfee Corp., Class A	5,388	143,105

Computer Services - 3.3%

Accenture PLC, Class A	24,858	8,366,209
International Business Machines Corp.	31,816	4,465,057
Leidos Holdings, Inc.	6,302	618,289
Science Applications International Corp.	49,268	4,149,844

		17,599,399

Computer Software - 0.2%

SolarWinds Corp.#	70,371	1,201,233

Computers - 0.8%

Dell Technologies, Inc., Class C†	41,360	4,030,946

Consulting Services - 0.5%

Verisk Analytics, Inc.	12,576	2,537,334

Consumer Products-Misc. - 0.8%

Kimberly-Clark Corp.	20,641	2,844,536
Reynolds Consumer Products, Inc.#	49,170	1,390,528

		4,235,064

Cosmetics & Toiletries - 1.8%

Procter & Gamble Co.	66,540	9,474,631

Data Processing/Management - 3.4%

Fidelity National Information Services, Inc.	70,833	9,050,333
Fiserv, Inc.†	75,394	8,880,659

		17,930,992

Diagnostic Equipment - 5.7%

Danaher Corp.	51,663	16,747,078
PerkinElmer, Inc.	16,976	3,137,165
Thermo Fisher Scientific, Inc.	18,879	10,476,901

		30,361,144

Diagnostic Kits - 0.1%

Quidel Corp.†	3,448	444,620

Diversified Banking Institutions - 4.7%

Citigroup, Inc.	146,122	10,507,633
JPMorgan Chase & Co.	91,443	14,626,308

		25,133,941

Diversified Manufacturing Operations - 1.2%

3M Co.	24,458	4,762,951
Illinois Tool Works, Inc.	6,987	1,626,993

		6,389,944

Electric Products-Misc. - 2.2%

Emerson Electric Co.	112,973	11,918,652

Electronic Components-Semiconductors - 3.1%

Micron Technology, Inc.†	23,454	1,728,560
Skyworks Solutions, Inc.	29,071	5,333,365
Texas Instruments, Inc.	49,511	9,452,145

		16,514,070

Electronic Parts Distribution - 0.6%

Arrow Electronics, Inc.†	26,226	3,179,116

Enterprise Software/Service - 0.4%

Oracle Corp.	22,634	2,017,368

Entertainment Software - 0.4%

Activision Blizzard, Inc.	26,349	2,170,367

Finance-Auto Loans - 0.2%

Santander Consumer USA Holdings, Inc.	28,272	1,179,791

Finance-Consumer Loans - 0.6%

SLM Corp.	53,413	1,001,494
Synchrony Financial	46,267	2,301,783

		3,303,277

Finance-Credit Card - 1.8%

American Express Co.	14,953	2,481,600
Capital One Financial Corp.	34,142	5,666,548
Discover Financial Services	10,903	1,397,982

		9,546,130

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	34,332	2,501,086
Virtu Financial, Inc., Class A	54,408	1,331,908

		3,832,994

Finance-Other Services - 1.5%

Intercontinental Exchange, Inc.	68,841	8,228,565

Food-Confectionery - 0.8%

Mondelez International, Inc., Class A	68,644	4,260,733

Food-Misc./Diversified - 1.0%

Campbell Soup Co.	29,413	1,227,405
General Mills, Inc.	43,083	2,490,628
Kellogg Co.	24,229	1,529,819

		5,247,852

Gas-Distribution - 0.6%

National Fuel Gas Co.	63,882	3,309,726

Independent Power Producers - 0.8%

NRG Energy, Inc.	93,892	4,288,048

Industrial Automated/Robotic - 0.0%

Colfax Corp.†	3,329	160,358

Insurance Brokers - 3.5%

Arthur J. Gallagher & Co.	48,206	6,923,346
Brown & Brown, Inc.	76,928	4,465,670
Marsh & McLennan Cos., Inc.	44,975	7,070,070

		18,459,086

Insurance-Life/Health - 2.5%

Aflac, Inc.	103,055	5,841,157
Athene Holding, Ltd., Class A†	37,625	2,519,746
Equitable Holdings, Inc.	77,116	2,391,367
Lincoln National Corp.	16,249	1,115,494
Voya Financial, Inc.	19,918	1,294,272

		13,162,036

Insurance-Multi-line - 2.1%

Allstate Corp.	23,198	3,138,225
Loews Corp.	53,716	3,001,113
MetLife, Inc.	77,992	4,835,504

		10,974,842

Insurance-Property/Casualty - 1.2%

Fidelity National Financial, Inc.	79,425	3,878,323
Progressive Corp.	26,818	2,583,646

		6,461,969

Insurance-Reinsurance - 0.4%

Reinsurance Group of America, Inc.	16,764	1,941,606

Internet Infrastructure Software - 0.1%

F5 Networks, Inc.†	2,653	540,071

Investment Management/Advisor Services - 3.3%

Affiliated Managers Group, Inc.	6,904	1,174,439
BlackRock, Inc.	11,179	10,545,039
Invesco, Ltd.	22,112	559,876
T. Rowe Price Group, Inc.	24,253	5,429,519

		17,708,873

Machinery-General Industrial - 0.8%

Westinghouse Air Brake Technologies Corp.	47,419	4,257,752

Machinery-Pumps - 1.6%

Dover Corp.	16,544	2,884,612
Ingersoll Rand, Inc.†	105,119	5,573,409

		8,458,021

Medical Labs & Testing Services - 1.1%

Laboratory Corp. of America Holdings†	11,821	3,586,255
Quest Diagnostics, Inc.	13,522	2,066,567

		5,652,822

Medical Products - 2.7%

Abbott Laboratories	64,949	8,207,605
Hologic, Inc.†	80,606	6,379,965

		14,587,570

Medical-Biomedical/Gene - 0.6%

Regeneron Pharmaceuticals, Inc.†	4,436	2,987,202

Medical-Drugs - 4.3%

Bristol-Myers Squibb Co.	182,493	12,201,482
Jazz Pharmaceuticals PLC†	16,368	2,155,829
Pfizer, Inc.	184,747	8,511,295

		22,868,606

Medical-HMO - 3.2%

Anthem, Inc.	7,207	2,703,562
Centene Corp.†	4,199	264,453
UnitedHealth Group, Inc.	33,503	13,946,294

		16,914,309

Medical-Wholesale Drug Distribution - 1.1%

AmerisourceBergen Corp.	49,351	6,031,186

Multimedia - 0.5%

ViacomCBS, Inc., Class B	58,607	2,429,260

Oil Companies-Exploration & Production - 2.6%

APA Corp.	53,765	1,047,342
Cimarex Energy Co.	12,965	832,612
Devon Energy Corp.	282,585	8,350,387
Marathon Oil Corp.	301,833	3,546,538

		13,776,879

Private Equity - 0.3%

Ares Management Corp., Class A	17,760	1,370,717

Real Estate Investment Trusts - 1.9%

Healthcare Trust of America, Inc., Class A	95,906	2,908,829
Omega Healthcare Investors, Inc.	36,132	1,211,506
SBA Communications Corp.	2,278	817,734
Simon Property Group, Inc.	1,175	157,979
STORE Capital Corp.	16,210	584,695
VEREIT, Inc.	21,382	1,080,432
VICI Properties, Inc.#	42,207	1,304,618
Vornado Realty Trust	29,491	1,235,083
WP Carey, Inc.	11,010	860,101

		10,160,977

Real Estate Management/Services - 1.2%

CBRE Group, Inc., Class A†	66,414	6,395,668

Recreational Vehicles - 0.1%

Polaris, Inc.	5,626	673,770

Retail-Catalog Shopping - 0.1%

Qurate Retail, Inc., Series A	38,738	427,280

Retail-Discount - 2.5%

Ollie’s Bargain Outlet Holdings, Inc.†#	19,822	1,434,716
Walmart, Inc.	80,214	11,879,694

		13,314,410

Retail-Restaurants - 1.2%

McDonald’s Corp.	20,580	4,886,927
Yum! Brands, Inc.	12,914	1,692,121

		6,579,048

Savings & Loans/Thrifts - 0.3%

New York Community Bancorp, Inc.	107,447	1,345,236

Steel-Producers - 1.3%

Nucor Corp.	15,232	1,790,674
Steel Dynamics, Inc.	79,767	5,383,475

		7,174,149

Telephone-Integrated - 0.6%

Lumen Technologies, Inc.	257,412	3,166,168

Tobacco - 3.4%

Altria Group, Inc.	219,688	11,034,928
Philip Morris International, Inc.	68,526	7,058,178

		18,093,106

Tools-Hand Held - 1.1%

Stanley Black & Decker, Inc.	30,953	5,982,286

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.	27,515	2,478,001
Expeditors International of Washington, Inc.	20,773	2,589,147
Ryder System, Inc.	9,301	739,336

		5,806,484

Transport-Truck - 0.3%

Knight-Swift Transportation Holdings, Inc.	32,324	1,678,585

Vitamins & Nutrition Products - 0.1%

Herbalife Nutrition, Ltd.†	10,331	530,394

Web Hosting/Design - 0.1%

GoDaddy, Inc., Class A†	5,105	374,248

Web Portals/ISP - 1.4%

Alphabet, Inc., Class A†	1,645	4,760,548
Alphabet, Inc., Class C†	1,010	2,938,332

		7,698,880

Total Long-Term Investment Securities
(cost $488,145,343)		526,430,502

SHORT-TERM INVESTMENT SECURITIES - 0.2%
Registered Investment Companies - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.03%(1)(2) (cost $873,460)	873,460	873,460

REPURCHASE AGREEMENTS - 0.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $5,042,000 and collateralized by $5,121,300 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $5,142,907 (cost $5,042,000)	$5,042,000	5,042,000

TOTAL INVESTMENTS
(cost $494,060,803)	100.1%	532,345,962
Liabilities in excess of other assets	(0.1)	(541,616)

NET ASSETS	100.0%	$531,804,346

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2021.
(2)

At August 31, 2021, the Fund had loaned securities with a total value of $4,894,404. This was secured by collateral of $873,460, which was received in cash and subsequently invested in short-term investments currently valued at $873,460 as reported in the Portfolio of Investments. Additional collateral of $4,233,668 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
United States Treasury Bills	0.00%	09/23/2021 to 01/13/2022	$149,212
United States Treasury Notes/Bonds	0.13% to 8.00%	09/15/2021 to 05/15/2051	4,084,456

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$526,430,502	$—	$—	$526,430,502
Short-Term Investment Securities	873,460	—	—	873,460
Repurchase Agreements	—	5,042,000	—	5,042,000

Total Investments at Value	$527,303,962	$5,042,000	$—	$532,345,962

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 98.3%
Airlines - 0.8%

Delta Air Lines, Inc.†	77,173	$3,120,876
Southwest Airlines Co.†	63,262	3,149,182

		6,270,058

Apparel Manufacturers - 0.1%

VF Corp.	14,214	1,086,945

Applications Software - 2.3%

Intuit, Inc.	18,634	10,548,894
PTC, Inc.†	1,887	248,442
Roper Technologies, Inc.	1,626	785,813
ServiceNow, Inc.†	11,976	7,708,233

		19,291,382

Auto-Heavy Duty Trucks - 0.4%

Cummins, Inc.	7,583	1,789,436
PACCAR, Inc.	14,332	1,173,361

		2,962,797

Banks-Commercial - 0.8%

First Republic Bank	4,375	870,363
Truist Financial Corp.	96,337	5,496,989

		6,367,352

Banks-Fiduciary - 1.0%

Bank of New York Mellon Corp.	71,021	3,921,780
Northern Trust Corp.	13,915	1,649,206
State Street Corp.	25,076	2,329,811

		7,900,797

Banks-Super Regional - 1.6%

PNC Financial Services Group, Inc.	34,459	6,585,115
US Bancorp	122,726	7,043,245

		13,628,360

Beverages-Non-alcoholic - 2.4%

Monster Beverage Corp.†	26,377	2,573,604
PepsiCo, Inc.	109,176	17,074,035

		19,647,639

Cable/Satellite TV - 1.1%

Comcast Corp., Class A	156,912	9,521,420

Chemicals-Diversified - 0.2%

LyondellBasell Industries NV, Class A	2,294	230,203
PPG Industries, Inc.	10,009	1,596,936

		1,827,139

Chemicals-Specialty - 0.5%

Ecolab, Inc.	14,663	3,304,454
International Flavors & Fragrances, Inc.	3,042	460,863

		3,765,317

Coatings/Paint - 0.3%

Sherwin-Williams Co.	7,133	2,166,078

Commercial Services - 0.1%

Cintas Corp.	1,185	468,987

Commercial Services-Finance - 4.2%

Automatic Data Processing, Inc.	23,246	4,859,344
IHS Markit, Ltd.	19,208	2,316,485
MarketAxess Holdings, Inc.	1,448	689,132
Moody’s Corp.	15,904	6,055,766
PayPal Holdings, Inc.†	43,304	12,500,132
S&P Global, Inc.	19,662	8,726,389

		35,147,248

Computer Aided Design - 2.0%

ANSYS, Inc.†	7,626	2,786,236
Autodesk, Inc.†	15,834	4,909,965
Cadence Design Systems, Inc.†	25,248	4,127,543
Synopsys, Inc.†	15,363	5,104,203

		16,927,947

Computer Data Security - 0.4%

Fortinet, Inc.†	10,977	3,459,292

Computer Software - 0.1%

Akamai Technologies, Inc.†	3,780	428,085
Citrix Systems, Inc.	3,916	402,839

		830,924

Computers - 1.4%

Hewlett Packard Enterprise Co.	305,226	4,718,794
HP, Inc.	228,775	6,803,768

		11,522,562

Computers-Memory Devices - 0.8%

NetApp, Inc.	38,773	3,448,083
Seagate Technology Holdings PLC	20,410	1,787,712
Western Digital Corp.†	20,933	1,322,965

		6,558,760

Consulting Services - 0.3%

Verisk Analytics, Inc.	12,916	2,605,932

Consumer Products-Misc. - 0.3%

Clorox Co.	5,270	885,624
Kimberly-Clark Corp.	13,835	1,906,601

		2,792,225

Containers-Metal/Glass - 0.2%

Ball Corp.	15,312	1,469,340

Containers-Paper/Plastic - 0.2%

Amcor PLC	16,359	210,213
Packaging Corp. of America	3,379	512,594
WestRock Co.	20,492	1,066,404

		1,789,211

Cosmetics & Toiletries - 1.2%

Colgate-Palmolive Co.	55,926	4,359,432
Estee Lauder Cos., Inc., Class A	17,655	6,011,351

		10,370,783

Data Processing/Management - 1.3%

Fidelity National Information Services, Inc.	37,262	4,760,966
Fiserv, Inc.†	36,856	4,341,268
Paychex, Inc.	15,749	1,802,788

		10,905,022

Decision Support Software - 0.4%

MSCI, Inc.	5,681	3,605,049

Dental Supplies & Equipment - 0.1%

DENTSPLY SIRONA, Inc.	11,035	680,859

Diagnostic Equipment - 2.9%

Danaher Corp.	39,158	12,693,457
Thermo Fisher Scientific, Inc.	20,962	11,632,862

		24,326,319

Diagnostic Kits - 0.2%

IDEXX Laboratories, Inc.†	2,986	2,011,847

Dialysis Centers - 0.0%

DaVita, Inc.†	684	89,447

Disposable Medical Products - 0.1%

Teleflex, Inc.	2,307	912,326

Distribution/Wholesale - 0.1%

Fastenal Co.	18,956	1,058,693

Diversified Banking Institutions - 1.0%

Morgan Stanley	79,804	8,333,932

Diversified Manufacturing Operations - 1.6%

Eaton Corp. PLC	26,073	4,389,650
Illinois Tool Works, Inc.	25,219	5,872,496
Parker-Hannifin Corp.	7,112	2,109,917
Trane Technologies PLC	4,667	926,400

		13,298,463

Drug Delivery Systems - 0.3%

DexCom, Inc.†	4,108	2,174,857

E-Commerce/Products - 0.8%

eBay, Inc.	69,679	5,347,167
Etsy, Inc.†	7,101	1,535,662

		6,882,829

E-Commerce/Services - 0.4%

Booking Holdings, Inc.†	1,459	3,355,219
Expedia Group, Inc.†	305	44,072

		3,399,291

Electric Products-Misc. - 0.5%

AMETEK, Inc.	7,451	1,013,112
Emerson Electric Co.	32,068	3,383,174

		4,396,286

Electric-Distribution - 0.5%

Consolidated Edison, Inc.	59,950	4,523,227

Electric-Integrated - 1.4%

Alliant Energy Corp.	16,987	1,032,640
CMS Energy Corp.	27,014	1,732,408
Eversource Energy	38,542	3,496,915
PPL Corp.	27,171	797,469
WEC Energy Group, Inc.	50,131	4,736,377

		11,795,809

Electronic Components-Semiconductors - 5.0%

Advanced Micro Devices, Inc.†	37,881	4,194,185
Broadcom, Inc.	14,842	7,379,591
Microchip Technology, Inc.	789	124,157
Micron Technology, Inc.†	37,686	2,777,458
NVIDIA Corp.	78,292	17,525,664
Texas Instruments, Inc.	51,287	9,791,201

		41,792,256

Electronic Connectors - 0.2%

Amphenol Corp., Class A	8,668	664,229
TE Connectivity, Ltd.	6,195	930,613

		1,594,842

Electronic Forms - 3.0%

Adobe, Inc.†	37,888	25,146,266

Electronic Measurement Instruments - 0.5%

Agilent Technologies, Inc.	14,803	2,597,482
Fortive Corp.	8,689	641,857
Keysight Technologies, Inc.†	4,205	754,293

		3,993,632

Enterprise Software/Service - 1.5%

Paycom Software, Inc.†	2,288	1,118,603
salesforce.com, Inc.†	42,145	11,179,804
Tyler Technologies, Inc.†	980	475,986

		12,774,393

Entertainment Software - 1.2%

Activision Blizzard, Inc.	63,276	5,212,044
Electronic Arts, Inc.	21,241	3,084,406
Take-Two Interactive Software, Inc.†	8,354	1,346,832

		9,643,282

Finance-Credit Card - 4.7%

American Express Co.	41,899	6,953,558
Mastercard, Inc., Class A	38,691	13,395,985
Visa, Inc., Class A	83,372	19,100,525

		39,450,068

Finance-Investment Banker/Broker - 0.7%

Charles Schwab Corp.	78,174	5,694,976

Finance-Other Services - 1.3%

Cboe Global Markets, Inc.	4,814	607,286
CME Group, Inc.	17,040	3,437,309
Intercontinental Exchange, Inc.	44,509	5,320,161
Nasdaq, Inc.	7,427	1,454,058

		10,818,814

Food-Confectionery - 0.1%

J.M. Smucker Co.	7,592	938,903

Food-Meat Products - 0.1%

Hormel Foods Corp.#	23,720	1,080,209

Food-Misc./Diversified - 0.8%

Campbell Soup Co.	8,539	356,332
General Mills, Inc.	38,374	2,218,401
Kellogg Co.	2,068	130,574
Kraft Heinz Co.	73,569	2,647,748
Lamb Weston Holdings, Inc.	261	17,004
McCormick & Co., Inc.	14,516	1,252,586

		6,622,645

Food-Retail - 0.2%

Kroger Co.	32,790	1,509,324

Gas-Distribution - 0.0%

NiSource, Inc.	10,208	251,627

Gold Mining - 0.3%

Newmont Corp.	35,501	2,058,703

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	2,409	784,009

Industrial Gases - 1.2%

Air Products & Chemicals, Inc.	10,678	2,877,828
Linde PLC	23,383	7,356,058

		10,233,886

Instruments-Controls - 0.1%

Mettler-Toledo International, Inc.†	590	916,170

Instruments-Scientific - 0.0%

Waters Corp.†	273	113,027

Insurance Brokers - 0.9%

Aon PLC, Class A	8,674	2,488,224
Marsh & McLennan Cos., Inc.	24,135	3,794,022
Willis Towers Watson PLC	3,613	797,461

		7,079,707

Insurance-Life/Health - 0.8%

Aflac, Inc.	49,366	2,798,065
Prudential Financial, Inc.	32,823	3,475,299

		6,273,364

Insurance-Multi-line - 1.1%

Allstate Corp.	17,245	2,332,904
Chubb, Ltd.	30,832	5,670,621
Hartford Financial Services Group, Inc.	4,404	296,037
Loews Corp.	11,657	651,276

		8,950,838

Insurance-Property/Casualty - 0.6%

Progressive Corp.	22,971	2,213,026
Travelers Cos., Inc.	19,409	3,099,812

		5,312,838

Internet Content-Entertainment - 1.1%

Netflix, Inc.†	13,225	7,527,538
Twitter, Inc.†	19,729	1,272,520

		8,800,058

Internet Security - 0.0%

NortonLifeLock, Inc.	10,498	278,827

Investment Management/Advisor Services - 1.7%

BlackRock, Inc.	10,680	10,074,337
Franklin Resources, Inc.	19,286	625,638
Invesco, Ltd.	13,465	340,934
T. Rowe Price Group, Inc.	13,206	2,956,427

		13,997,336

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	28,531	6,016,332

Machinery-Farming - 0.8%

Deere & Co.	16,832	6,363,001

Machinery-General Industrial - 0.1%

Otis Worldwide Corp.	12,230	1,127,851
Westinghouse Air Brake Technologies Corp.	681	61,147

		1,188,998

Medical Information Systems - 0.1%

Cerner Corp.	12,664	966,896

Medical Instruments - 0.4%

Edwards Lifesciences Corp.†	27,791	3,256,549

Medical Labs & Testing Services - 0.5%

IQVIA Holdings, Inc.†	8,829	2,293,156
Laboratory Corp. of America Holdings†	4,433	1,344,884
Quest Diagnostics, Inc.	4,136	632,105

		4,270,145

Medical Products - 1.5%

ABIOMED, Inc.†	769	279,885
Align Technology, Inc.†	1,876	1,330,084
Baxter International, Inc.	34,286	2,613,279
Cooper Cos., Inc.	2,623	1,182,212
Henry Schein, Inc.†	4,270	322,769
Hologic, Inc.†	7,434	588,401
STERIS PLC	4,002	860,470
Stryker Corp.	19,994	5,540,338

		12,717,438

Medical-Biomedical/Gene - 2.1%

Amgen, Inc.	25,014	5,641,407
Biogen, Inc.†	6,603	2,237,823
Illumina, Inc.†	4,818	2,202,597
Incyte Corp.†	7,681	587,520
Regeneron Pharmaceuticals, Inc.†	5,951	4,007,403
Vertex Pharmaceuticals, Inc.†	16,106	3,225,871

		17,902,621

Medical-Drugs - 1.7%

Eli Lilly & Co.	26,064	6,732,071
Zoetis, Inc.	35,811	7,325,498

		14,057,569

Medical-Generic Drugs - 0.0%

Perrigo Co. PLC	295	12,080

Medical-HMO - 1.2%

Anthem, Inc.	9,831	3,687,903
Centene Corp.†	30,584	1,926,180
Humana, Inc.	10,169	4,122,716

		9,736,799

Medical-Hospitals - 0.5%

HCA Healthcare, Inc.	16,817	4,254,365

Multimedia - 1.4%

Walt Disney Co.†	62,689	11,365,516

Networking Products - 1.8%

Cisco Systems, Inc.	254,276	15,007,370

Non-Hazardous Waste Disposal - 0.4%

Waste Management, Inc.	23,058	3,576,526

Oil Companies-Exploration & Production - 0.8%

Cabot Oil & Gas Corp.	4,548	72,268
Devon Energy Corp.	14,493	428,268
EOG Resources, Inc.	33,574	2,266,917
Hess Corp.	17,779	1,222,306
Occidental Petroleum Corp.	48,842	1,254,751
Pioneer Natural Resources Co.	9,885	1,479,488

		6,723,998

Oil Refining & Marketing - 0.2%

Valero Energy Corp.	22,476	1,490,384

Oil-Field Services - 0.4%

Baker Hughes Co.	27,604	628,819
Schlumberger NV	97,305	2,728,432

		3,357,251

Paper & Related Products - 0.1%

International Paper Co.	6,582	395,512

Pipelines - 0.7%

Kinder Morgan, Inc.	177,059	2,880,750
ONEOK, Inc.	14,349	753,610
Williams Cos., Inc.	78,319	1,933,696

		5,568,056

Real Estate Investment Trusts - 2.3%

American Tower Corp.	18,261	5,335,316
Crown Castle International Corp.	19,453	3,787,305
Digital Realty Trust, Inc.	5,341	875,443
Equinix, Inc.	2,441	2,058,862
Equity Residential	3,759	316,019
Prologis, Inc.	34,534	4,650,348
Public Storage	4,632	1,498,962
SBA Communications Corp.	1,596	572,916

		19,095,171

Rental Auto/Equipment - 0.0%

United Rentals, Inc.†	608	214,411

Respiratory Products - 0.2%

ResMed, Inc.	6,542	1,900,647

Retail-Apparel/Shoe - 0.1%

Ross Stores, Inc.	7,921	937,846

Retail-Auto Parts - 0.1%

Genuine Parts Co.	5,229	638,931

Retail-Building Products - 2.1%

Home Depot, Inc.	37,607	12,266,651
Lowe’s Cos., Inc.	27,377	5,581,897

		17,848,548

Retail-Discount - 0.9%

Dollar General Corp.	11,176	2,491,242
Target Corp.	20,293	5,011,965

		7,503,207

Retail-Drug Store - 0.2%

Walgreens Boots Alliance, Inc.	32,892	1,669,269

Retail-Major Department Stores - 0.4%

TJX Cos., Inc.	44,225	3,216,042

Retail-Restaurants - 1.5%

McDonald’s Corp.	24,531	5,825,131
Starbucks Corp.	54,517	6,405,203

		12,230,334

Semiconductor Components-Integrated Circuits - 0.9%

Analog Devices, Inc.	12,774	2,081,523
QUALCOMM, Inc.	38,565	5,657,100

		7,738,623

Semiconductor Equipment - 0.9%

Applied Materials, Inc.	31,989	4,322,674
KLA Corp.	2,579	876,757
Lam Research Corp.	4,303	2,602,540

		7,801,971

Steel-Producers - 0.2%

Nucor Corp.	14,690	1,726,956

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.	9,499	379,865

Telephone-Integrated - 2.3%

AT&T, Inc.	215,301	5,903,553
Verizon Communications, Inc.	244,103	13,425,665

		19,329,218

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc.	3,774	729,401

Transport-Rail - 1.3%

CSX Corp.	99,252	3,228,668
Norfolk Southern Corp.	10,721	2,718,202
Union Pacific Corp.	23,350	5,063,214

		11,010,084

Transport-Services - 0.8%

United Parcel Service, Inc., Class B	34,546	6,758,234

Water - 0.5%

American Water Works Co., Inc.	24,327	4,433,596

Web Hosting/Design - 0.1%

VeriSign, Inc.†	4,521	977,711

Web Portals/ISP - 6.3%

Alphabet, Inc., Class A†	18,260	52,843,527

Wireless Equipment - 0.1%

Motorola Solutions, Inc.	4,491	1,096,792

Total Long-Term Investment Securities
(cost $464,624,093)		821,190,541

SHORT-TERM INVESTMENT SECURITIES - 0.3%
U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.12% due 11/04/2021(1)	$1,000,000	999,915
0.13% due 10/07/2021(1)	1,700,000	1,699,928

Total Short-Term Investment Securities
(cost $2,699,578)		2,699,843

REPURCHASE AGREEMENTS - 1.4%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 08/31/2021, to be repurchased 09/01/2021 in the amount of $11,934,000 and collateralized by $12,121,600 of United States Treasury Notes, bearing interest at 1.13% due 08/31/2028 and having an approximate value of $12,172,741 (cost $11,934,000)	11,934,000	11,934,000

TOTAL INVESTMENTS
(cost $479,257,671)	100.0%	835,824,384
Other assets less liabilities	0.0	26,703

NET ASSETS	100.0%	$835,851,087

†	Non-income producing security
#	The security or a portion thereof is out on loan.

At August 31, 2021, the Fund had loaned securities with a total value of $485,502. This was secured by collateral of $497,204, received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2021
Federal Home Loan Mtg. Corp.	1.25% to 2.50%	03/01/2050 to 10/25/2050	$76,236
Federal National Mtg. Assoc.	2.00% to 3.50%	06/01/2049 to 09/01/2050	262,946
Government National Mtg. Assoc.	1.00% to 2.70%	06/20/2038 to 05/16/2053	144,704
United States Treasury Notes/Bonds	0.13% to 1.75%	01/31/2022 to 11/15/2029	13,318

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis #	Notional Value#	Unrealized Appreciation (Depreciation)
71	Long	S&P 500 E-Mini Index	September 2021	$15,591,797	$16,047,775	$455,978

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$821,190,541	$—	$—	$821,190,541
Short Term Investment Securities	—	2,699,843	—	2,699,843
Repurchase Agreements	—	11,934,000	—	11,934,000

Total Investments at Value	$821,190,541	$14,633,843	$—	$835,824,384

Other Financial Instruments:+
Futures Contracts	$455,978	$—	$—	$455,978

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - August 31, 2021 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of August 31, 2021, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The High Yield Bond Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The Inflation Protected Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund, Small Cap Value Fund and U.S. Socially Responsible Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets. The Inflation Protected Fund used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Inflation Protected Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2021, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 05/31/2021	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2021
VALIC Co. I Blue Chip Growth Fund	$—	$—	$13,423	$—	$—	$—	$1,691	$15,114
VALIC Co. I Capital Appreciation Fund	—	—	30,870,138	—	—	—	3,630,943	34,501,081
VALIC Co. I Core Bond Fund	—	—	37,238,100	22,496,460	1,500,210	64,601	710,585	59,009,536
VALIC Co. I Dividend Value Fund	—	—	41,395,162	—	7,414,091	439,472	(716,332)	33,704,211
VALIC Co. I Emerging Economies Fund	—	—	44,862,338	—	12,167,340	2,529,360	(3,300,554)	31,923,804
VALIC Co. I Global Real Estate Fund	—	—	23,024,874	—	—	—	1,497,323	24,522,197
VALIC Co. I Government Money Market I Fund	526	—	14,321,389	9,232,754	—	—	—	23,554,143
VALIC Co. I Government Securities Fund	—	—	2,095,217	—	1,038,084	29,517	(10,016)	1,076,634
VALIC Co. I High Yield Bond Fund	—	—	14,999,681	—	—	—	273,432	15,273,113
VALIC Co. I Inflation Protected Fund	—	—	34,553,103	—	5,931,909	629,509	317,233	29,567,936
VALIC Co. I International Equities Index Fund	—	—	57,196,210	938,476	1,704,323	227,653	173,098	56,831,114
VALIC Co. I International Government Bond Fund	—	—	13,401,015	—	1,112,233	43,280	46,454	12,378,516
VALIC Co. I International Growth Fund	—	—	14,811,864	—	—	—	556,895	15,368,759
VALIC Co. I International Opportunities Fund	—	—	40,609,546	—	—	—	1,196,987	41,806,533
VALIC Co. I International Value Fund	—	—	29,138,261	—	—	—	(711,308)	28,426,953
VALIC Co. I Large Capital Growth Fund	—	—	14,749,225	4,447,977	—	—	1,666,042	20,863,244
VALIC Co. I Mid Cap Index Fund	—	—	25,914,450	536,273	973,899	129,801	161,152	25,767,777
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	25,370,606	—	—	—	1,796,537	27,167,143
VALIC Co. I Mid Cap Value Fund	—	—	43,131,604	—	8,897,386	215,632	(564,767)	33,885,083
VALIC Co. I Nasdaq-100® Index Fund	—	—	6,348,394	3,706,648	—	—	1,149,387	11,204,429
VALIC Co. I Science & Technology Fund	—	—	21,290,975	—	—	—	1,871,140	23,162,115
VALIC Co. I Small Cap Growth Fund	—	—	8,811,723	—	—	—	177,391	8,989,114
VALIC Co. I Small Cap Index Fund	—	—	18,375,648	244,649	4,127,044	1,446,712	(1,300,622)	14,639,343
VALIC Co. I Small Cap Special Values Fund	—	—	10,679,501	—	2,417,965	356,918	(433,074)	8,185,380
VALIC Co. I Small Cap Value Fund	—	—	15,027,011	—	6,814,263	1,153,783	(1,093,248)	8,273,283
VALIC Co. I Stock Index Fund	—	—	61,846,976	18,838,002	3,316,253	588,055	4,676,453	82,633,233
VALIC Co. I Systematic Core Fund	—	—	14,546,252	—	—	—	1,005,829	15,552,081
VALIC Co. I Systematic Value Fund	—	—	68,322,770	—	6,672,602	1,642,151	624,062	63,916,381

	$526	$—	$732,945,456	$60,441,239	$64,087,602	$9,496,444	$13,402,713	$752,198,250

Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at 05/31/2021	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2021
VALIC Co. I Capital Appreciation Fund	$—	$—	$8,295,606	$—	$—	$—	$975,728	$9,271,334
VALIC Co. I Core Bond Fund	—	—	126,865,862	5,160,706	3,399,777	79,355	2,059,112	130,765,258
VALIC Co. I Dividend Value Fund	—	—	16,706,808	—	1,876,753	48,029	(90,202)	14,787,882
VALIC Co. I Emerging Economies Fund	—	—	10,981,768	—	2,797,652	599,799	(800,851)	7,983,064
VALIC Co. I Global Real Estate Fund	—	—	9,652,824	—	—	—	627,730	10,280,554
VALIC Co. I Government Money Market I Fund	240	—	7,775,255	7,453,825	—	—	—	15,229,080
VALIC Co. I Government Securities Fund	—	—	7,995,771	—	525,491	35,807	51,264	7,557,351
VALIC Co. I High Yield Bond Fund	—	—	25,617,582	—	—	—	466,987	26,084,569
VALIC Co. I Inflation Protected Fund	—	—	23,756,092	—	4,879,559	545,812	100,518	19,522,863
VALIC Co. I International Equities Index Fund	—	—	16,425,980	—	—	—	116,910	16,542,890
VALIC Co. I International Government Bond Fund	—	—	16,035,385	—	563,026	32,534	79,769	15,584,662
VALIC Co. I International Growth Fund	—	—	2,360,879	—	—	—	88,764	2,449,643
VALIC Co. I International Opportunities Fund	—	—	14,036,788	—	—	—	413,742	14,450,530
VALIC Co. I International Value Fund	—	—	6,632,501	—	—	—	(161,909)	6,470,592
VALIC Co. I Large Capital Growth Fund	—	—	2,435,502	1,869,210	—	—	349,285	4,653,997
VALIC Co. I Mid Cap Index Fund	—	—	7,444,630	—	—	—	85,900	7,530,530
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	6,762,262	—	—	—	478,847	7,241,109
VALIC Co. I Mid Cap Value Fund	—	—	13,388,976	—	6,179,708	242,393	(537,074)	6,914,587
VALIC Co. I Nasdaq-100® Index Fund	—	—	2,254,175	—	—	—	313,705	2,567,880
VALIC Co. I Science & Technology Fund	—	—	6,159,433	—	—	—	541,317	6,700,750
VALIC Co. I Small Cap Growth Fund	—	—	2,306,073	—	—	—	46,425	2,352,498
VALIC Co. I Small Cap Index Fund	—	—	3,953,660	—	2,815,131	740,058	(763,649)	1,114,938
VALIC Co. I Small Cap Special Values Fund	—	—	3,844,654	—	742,754	118,801	(149,315)	3,071,386
VALIC Co. I Small Cap Value Fund	—	—	1,990,449	—	742,754	324,180	(323,241)	1,248,634
VALIC Co. I Stock Index Fund	—	—	6,741,187	14,606,535	5,651,123	381,063	424,428	16,502,090
VALIC Co. I Systematic Core Fund	—	—	3,933,945	—	—	—	272,020	4,205,965
VALIC Co. I Systematic Value Fund	—	—	17,340,933	—	1,501,403	277,531	351,353	16,468,414

	$240	$—	$371,694,980	$29,090,276	$31,675,131	$3,425,362	$5,017,563	$377,553,050

† Includes reinvestment of distributions paid. Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at 5/31/2021	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 8/31/2021
VALIC Co. I Blue Chip Growth Fund	$—	$—	$7,390,179	$19,029	$239,276	$98,918	$821,073	$8,089,923
VALIC Co. I Capital Appreciation Fund	—	—	6,105,033	15,591	196,940	52,734	656,441	6,632,859
VALIC Co. I Core Bond Fund	—	—	25,103,754	68,182	861,286	13,139	402,732	24,726,521
VALIC Co. I Dividend Value Fund	—	—	8,141,907	20,619	262,105	32,848	(60,614)	7,872,655
VALIC Co. I Emerging Economies Fund	—	—	1,339,782	3,742	47,266	19,501	(43,425)	1,272,334
VALIC Co. I Global Real Estate Fund	—	—	1,277,901	3,119	39,388	5,889	76,391	1,323,912
VALIC Co. I Government Securities Fund	—	—	8,550,100	23,283	294,098	8,638	85,849	8,373,772
VALIC Co. I Growth Fund	—	—	7,734,296	19,709	247,315	122,928	965,650	8,595,268
VALIC Co. I High Yield Bond Fund	—	—	1,549,030	4,157	52,517	2,920	24,969	1,528,559
VALIC Co. I Inflation Protected Fund	—	—	2,360,922	6,236	78,776	7,996	58,140	2,354,518
VALIC Co. I International Equities Index Fund	—	—	5,551,984	14,136	178,559	55,769	(18,342)	5,424,988
VALIC Co. I International Government Bond Fund	—	—	759,199	2,079	26,259	506	4,872	740,397
VALIC Co. I International Growth Fund	—	—	5,541,066	12,782	758,437	286,376	(106,662)	4,975,125
VALIC Co. I International Opportunities Fund	—	—	72,850	576,467	20,444	3,752	8,909	641,534
VALIC Co. I International Socially Responsible Fund	—	—	829,307	2,078	26,259	(2,228)	17,567	820,465
VALIC Co. I International Value Fund	—	—	5,260,933	148,815	175,612	53,817	(188,077)	5,099,876
VALIC Co. I Large Capital Growth Fund	—	—	6,203,784	15,590	196,940	82,662	487,157	6,592,253
VALIC Co. I Mid Cap Index Fund	—	—	2,913,637	7,276	91,906	13,059	18,332	2,860,398
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	1,913,147	4,837	60,556	(9,007)	142,256	1,990,677
VALIC Co. I Mid Cap Value Fund	—	—	2,176,213	5,557	70,738	(279)	(10,828)	2,099,925
VALIC Co. I Small Cap Growth Fund	—	—	995,702	2,578	31,752	8,632	10,945	986,105
VALIC Co. I Small Cap Index Fund	—	—	1,165,514	3,118	39,388	3,356	516	1,133,116
VALIC Co. I Small Cap Special Values Fund	—	—	1,286,344	93,477	44,479	3,461	(23,641)	1,315,162
VALIC Co. I Small Cap Value Fund	—	—	432,525	51,219	15,675	4,215	(14,025)	458,259
VALIC Co. I Stock Index Fund	—	—	23,301,236	58,205	985,244	331,842	1,453,575	24,159,614
VALIC Co. I Systematic Core Fund	—	—	11,963,536	29,934	378,126	49,356	764,253	12,428,953
VALIC Co. I Systematic Value Fund	—	—	20,838,379	49,778	629,888	36,726	707,740	21,002,735
VALIC Co. I U.S. Socially Responsible Fund	—	—	1,674,023	4,157	52,517	1,814	124,826	1,752,303

	—	—	$162,432,283	$1,265,750	$6,101,746	$1,289,340	$6,366,579	$165,252,206

Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at 05/31/2021	Cost of Purchases †	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2021
VALIC Co. I Blue Chip Growth Fund	$—	$—	$47,356	$—	$—	$—	$5,967	$53,323
VALIC Co. I Capital Appreciation Fund	—	—	40,845,519	—	—	—	4,804,247	45,649,766
VALIC Co. I Core Bond Fund	—	—	202,263,304	32,845,032	6,098,305	237,333	3,279,450	232,526,814
VALIC Co. I Dividend Value Fund	—	—	67,860,566	—	8,878,216	1,076,900	(1,390,138)	58,669,112
VALIC Co. I Emerging Economies Fund	—	—	48,163,327	—	22,370,983	5,453,878	(6,208,164)	25,038,058
VALIC Co. I Global Real Estate Fund	—	—	25,901,131	—	—	—	1,684,368	27,585,499
VALIC Co. I Government Money Market I Fund	953	—	30,145,254	25,249,802	—	—	—	55,395,056
VALIC Co. I Government Securities Fund	—	—	9,208,170	—	1,657,303	112,929	(16,531)	7,647,265
VALIC Co. I High Yield Bond Fund	—	—	32,391,662	—	—	—	590,473	32,982,135
VALIC Co. I Inflation Protected Fund	—	—	63,533,184	—	4,735,150	525,698	1,250,357	60,574,089
VALIC Co. I International Equities Index Fund	—	—	64,002,576	9,359,187	10,942,136	1,474,629	(1,022,069)	62,872,187
VALIC Co. I International Government Bond Fund	—	—	30,805,868	—	1,775,682	60,066	151,227	29,241,479
VALIC Co. I International Growth Fund	—	—	9,301,585	—	—	—	349,720	9,651,305
VALIC Co. I International Opportunities Fund	—	—	40,457,394	—	—	—	1,192,503	41,649,897
VALIC Co. I International Value Fund	—	—	26,512,985	—	—	—	(647,222)	25,865,763
VALIC Co. I Large Capital Growth Fund	—	—	30,326,673	4,734,845	—	—	3,137,307	38,198,825
VALIC Co. I Mid Cap Index Fund	—	—	33,828,479	475,833	1,719,774	375,535	(12,583)	32,947,490
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	33,940,816	—	—	—	2,403,408	36,344,224
VALIC Co. I Mid Cap Value Fund	—	—	63,976,594	—	14,797,002	(10,636)	(648,508)	48,520,448
VALIC Co. I Nasdaq-100® Index Fund	—	—	22,017,216	—	—	—	3,064,063	25,081,279
VALIC Co. I Science & Technology Fund	—	—	14,830,669	—	—	—	1,303,381	16,134,050
VALIC Co. I Small Cap Growth Fund	—	—	11,033,639	—	—	—	222,121	11,255,760
VALIC Co. I Small Cap Index Fund	—	—	19,105,879	226,907	6,707,668	2,347,577	(2,161,509)	12,811,186
VALIC Co. I Small Cap Special Values Fund	—	—	13,197,701	—	2,343,515	396,940	(506,690)	10,744,436
VALIC Co. I Small Cap Value Fund	—	—	14,075,565	—	2,343,516	658,618	(780,824)	11,609,843
VALIC Co. I Stock Index Fund	—	—	108,868,819	21,798,614	6,276,803	1,088,253	7,579,594	133,058,477
VALIC Co. I Systematic Core Fund	—	—	15,273,906	—	—	—	1,056,144	16,330,050
VALIC Co. I Systematic Value Fund	—	—	100,496,068	—	16,482,614	2,951,503	208,588	87,173,545

	$953	$—	$1,172,411,905	$94,690,220	$107,128,667	$16,749,223	$18,888,680	$1,195,611,361

†	Includes reinvestment of distributions paid.

Stock Index Fund

Security	Income	Capital Gain Distribution Received	Value at 05/31/2021	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2021
American International Group, Inc.
Common Stock	$45,998	$—	$7,678,920	$—	$204,551	$65,652	$162,214	$7,702,235

ADDITIONAL INFORMATION

Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.